UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number       811-07912

Old Westbury Funds, Inc.
(Exact name of registrant as specified in charter)

760 Moore Rd.

King of Prussia, PA 19406
(Address of principal executive offices) (Zip code)

Marianna DiBenedetto
BNY Mellon Investment Servicing (US) Inc.
760 Moore Rd.

King of Prussia, PA 19406
(Name and address of agent for service)

Registrant’s telephone number, including area code:  800-607-2200

Date of fiscal year end:  October 31

Date of reporting period:  October 31, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Old Westbury Funds, Inc.

Annual Report

October 31, 2019

BESSEMER INVESTMENT MANAGEMENT LLC

Investment Adviser

Old Westbury Funds, Inc.

Old Westbury Funds, Inc.
A Letter from the President (Unaudited)

Dear Shareholders:

Fiscal 2019 was a rewarding year for investors, as global equity returns ultimately landed in the low teens. U.S. investment-grade bonds also performed well, posting returns around 8%. Overall, large-cap stocks outperformed small-cap names, while U.S. stocks bested their non-U.S. developed- and emerging-market counterparts. For much of the year, growth stocks were in favor, though by fiscal year-end, as investor sentiment turned more positive, a rotation into value-oriented and more cyclical names ensued.

The year did not start off on a positive note, however. December 2018 saw pronounced turbulence in equity markets, which was driven by multiple dynamics, including angst over the U.S.-China trade war, uncertainty regarding U.S. monetary policy, and broader global political concerns, including the ongoing Brexit situation. Persistent areas of uncertainty limited business enthusiasm throughout the year, as management teams were hesitant to spend on major new projects or significant hiring. This, in turn, weighed on global growth, especially in terms of trade and manufacturing. However, labor markets and consumer spending remained strong in major developed markets, leading investors to believe a near-term recession was unlikely, absent a major new shock.

Developments in the U.S.-China trade negotiations were a key driver of markets throughout the year, as any news of progress toward an agreement enthused investors, while tariff announcements and subsequent retaliations had the opposite effect. By the end of the year, the tone of discussions had improved, as the Trump administration announced a “phase one” deal was progressing. Meanwhile, global monetary policy was largely positive for risk sentiment, with most of the world’s central banks in easing mode. The U.S. Fed ended its tightening cycle in December 2018 after nine rate hikes, kept rates steady until July 2019, and then implemented three 25-basis-point cuts, marking the first reductions since 2008. The moves aimed to cushion the U.S. economy against a global slowdown and escalating trade tensions. In October, with an improved global economic outlook, the Fed signaled a pause on any near-term moves. For the fiscal year, Treasury yields declined across maturities, with yields on longer-dated Treasuries declining the most, causing the yield curve to flatten and eventually invert.

While the Adviser, Bessemer Investment Management, LLC, has remained moderately optimistic on the global economy and equities, it has implemented some defensive postures based on the view that upside in equities may be limited going forward. The Adviser remains cognizant of risks related to continued weak trends in Europe and uncertainty around the U.S.-China trade situation, escalating impeachment developments, and the 2020 elections.

The Old Westbury All Cap Core Fund significantly outperformed its primary benchmark due to its overweight position in the U.S. and strong selection in the healthcare, technology, and industrials sectors. The Old Westbury Large Cap Strategies Fund slightly outperformed as its emerging markets and global large-cap strategies contributed to relative performance. The Old Westbury Small & Mid Cap Strategies Fund slightly underperformed, and detractors included small- and mid-cap managed volatility, non U.S.-value-oriented, and small-cap non-U.S. developed strategies. The Old Westbury All Cap ESG Fund under-performed, as regional positioning detracted along with stock selection in the industrials, consumer discretionary, and utilities sectors. The Old Westbury Fixed Income Fund outperformed; it maintained a higher-than-benchmark duration (price sensitivity to interest-rate moves) exposure during the year, as the mandate gradually shifted interest-rate positioning to take advantage of anticipated changes in the yield curve. The Old Westbury Municipal Bond Fund also outperformed its primary benchmark, as it was positioned with a longer duration (greater price volatility) relative to the index, which proved beneficial as yields declined. The Old Westbury Multi-Asset Opportunities Fund underperformed its benchmarks, as allocations to non-agency mortgage-backed securities, global credit, and commodities detracted from results.

On December 4, we launched the Old Westbury California Municipal Bond Fund and the Old Westbury New York Municipal Bond Fund for investors who reside in those respective states.

At year-end, we remain committed to the Adviser’s longstanding investment approach, characterized by independent research, a global orientation, and long-term perspective. We believe these disciplines will continue to reap competitive long-term results for shareholders and position the Adviser to fulfill the central mandate of participating in strong market environments, while aiming to preserve capital during difficult times.

Sincerely,

David W. Rossmiller
President
Old Westbury Funds, Inc.

2

Old Westbury Funds, Inc.
All Cap Core Fund
Investment Adviser’s Report (Unaudited)

The return of the Old Westbury All Cap Core Fund (the “Fund”) for the fiscal year ended October 31, 2019, was 15.65%. In comparison, the return of its primary benchmark, the MSCI All Country World Investable Market Index(IMI) (Net)a, was 12.01%.

The Fund’s secondary benchmark, a blend of 90% MSCI USA Index (Gross) and 10% MSCI ACWI ex USA Index (Net)a, returned 14.05% for the one year period ended October 31, 2019.

The most significant positive contributors to the Fund’s relative performance during the year were an overweight position in the U.S. and stock selection within healthcare, information technology, and industrials. Stocks in these sectors with the greatest relative contribution included Zoetis, Microsoft, and Cintas. Zoetis appreciated significantly, driven by the company’s strong revenue growth and the successful launch of a new companion animal medication product. Microsoft benefited from continued digital transformation in companies throughout the global economy and the rapid growth of its cloud offering. Cintas benefited from strong pricing, the adoption of its new offerings, and the successful acquisition of G&K. The Fund also benefited from an overweight position in the information technology sector (26.2% of the Fund during the fiscal year) as well as an underweight position in energy (3.6%).

The Fund’s results were held back by negative stock selection in energy and consumer staples. Stocks within these sectors with the highest negative relative contributions included ConocoPhillips and Altria. ConocoPhillips was pressured by lower commodity prices. Altria declined over fears of eroding market share to new competitors. The Fund was also restrained by its underweight to real estate, its overweight to healthcare, and holding some cash in a rising market.

At fiscal year-end, versus the primary benchmark, the Fund maintained overweight positions in the technology, communication services, healthcare, and industrials sectors, and underweight positions in materials, financials, consumer staples, real estate, and energy. Relative to the primary benchmark, the Fund continued to be significantly overweight U.S. stocks (91%) versus non-U.S. stocks (6%); the remainder was cash.

a The Net version of each index reflects no deductions for fees, expenses or income taxes.

The performance data quoted represents past performance. Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Fund performance reflects fee waivers and/or expense reimbursements and reinvestments of distributions, if any. Without waivers/ reimbursements, performance would have been lower. The investment return and principal value of an investment will fluctuate. Consequently, an investor’s shares, when redeemed, may be worthmore or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please call 1-800-607-2200.

3

Old Westbury Funds, Inc.
All Cap Core Fund
Investment Adviser’s Report (Unaudited) - (Continued)

PORTFOLIO DIVERSIFICATION BY SECTOR*

Sector:
Banks	3.9%
Communication Services	11.1
Consumer Discretionary	11.9
Consumer Staples	2.5
Diversified Financials	6.3
Energy	2.8
Health Care	13.8
Industrials	13.0
Information Technology	22.5
Insurance	2.2
Materials	0.5
Real Estate	1.5
Utilities	2.5
Other**	5.5
100.0%

*	Stated as a percentage of net assets.
**	Includes cash and equivalents, exchange traded funds, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.
4

Old Westbury Funds, Inc.
All Cap Core Fund
Investment Adviser’s Report (Unaudited) - (Continued)

Average Annual Total Returns
For the Period Ended October 31, 2019

All Cap Core Fund
One Year	15.65%
Five Year	8.05%
Ten Year	8.05%

MSCI ACWI IMI (Net)
One Year	12.01%
Five Year	7.02%
Ten Year	8.94%

Blended Index (Net)
One Year	14.05%
Five Year	10.00%
Ten Year	12.81%

On December 30, 2016, the Fund changed its name to All Cap Core Fund (formerly Large Cap Core Fund) as part of a series of changes to the overall investment focus and strategies of the Fund. Prior to November 16, 2011, the Fund was named the U.S. Large Cap Fund and operated under a different investment strategy. The performance information shown above may not be representative of performance the Fund will achieve under its current investment strategy.

The performance data quoted represents past performance. Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Fund performance reflects fee waivers and/or expense reimbursements and reinvestments of distributions, if any. Without waivers/reimbursements, performance would have been lower. The investment return and principal value of an investment will fluctuate. Consequently, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please call 1-800-607-2200.

5

Old Westbury Funds, Inc.
All Cap Core Fund
Investment Adviser’s Report (Unaudited) - (Concluded)

The expense ratio, prior to fee waivers and including acquired fund fees and expenses (if any), is stated in the prospectus dated March 1, 2019 as 0.99%. Additional information pertaining to the Fund’s expense ratio for the year ended October 31, 2019 can be found in the Financial Highlights

The chart shown on the previous page illustrates the total value of a $10,000 investment for 10 years, with distributions reinvested. The Fund compares its performance to a blended benchmark, as a secondary benchmark, consisting of a 90% weighting in the MSCI USA Index (Gross) and a 10% weighting in the MSCI ACWI ex USA Index (Net) (the “Blended Index”). The MSCI ACWI IMI (Net) and the Blended Index (Net) also include the reinvestment of distributions but do not include fees, expenses and income taxes associated with an investment in the Fund. The MSCI ACWI IMI (Net) and the Blended Index (Net) are unmanaged. Investments cannot be made directly in an index.

Investments made in foreign and emerging country securities may involve additional risks, such as political and social instability, less liquidity and currency exchange rate volatility.

6

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Investment Adviser’s Report (Unaudited)

The return of the Old Westbury Large Cap Strategies Fund (the “Fund”) for the fiscal year ended October 31, 2019, was 12.92%. In comparison, the return of the MSCI All Country World Large Cap Index (Net)a (“the Index”) was 12.67%.

The Fund benefited from stock selection in the financial sector and the developed Europe region. Individual stocks that contributed the most to relative performance were payment processor Mastercard (+40.8%), Dutch semiconductor provider ASML (+55.1%), digital payment servicer Visa (+36.9%), and semiconductor manufacturer Texas Instruments (+34.0%). Mastercard benefitted from strong industry-wide and individual volume growth in payment processing, industry-leading margins, and promising developments in the business-to-business processing area. ASML’s strong performance was led by the growth in the global semiconductor industry, in which ASML has pioneered Extreme Ultraviolet (EUV) light, which allows for chipmakers to produce smaller, faster, and more powerful chips over time. Visa’s global positioning, with over 50% global share, benefited from increased global debit and credit card penetration. During the year, the company continued its multiyear trend of exceeding earnings and revenue forecasts in each quarter, delivered top-tier growth for both metrics. Texas Instruments is a primary beneficiary of the secular increase in semiconductor content across a growing set of end markets as the largest player in the fragmented analog and embedded semiconductor industry. During fiscal 2019, despite a cyclical pullback in the semiconductor market, the company continued to deliver compelling free cash flow and market-share growth and is well positioned to increase its leading share as the cycle begins to turn.

Stock selection in the energy sector and U.S. were the largest detractors overall. Individual stocks that detracted from relative performance included Occidental Petroleum (-36.0%) and Philip Morris (-23.6%). Occidental Petroleum, like most oil and gas-based energy companies, meaningfully trailed the broader markets in fiscal 2019, reflecting weak energy prices for most of the year. In addition, Occidental engaged in a successful bidding war for Anadarko Petroleum, ultimately paying a price for the company that many investors considered excessive. In the case of Philip Morris, its reliance on the premium-priced Marlboro brand outside the United States became a significant concern as the brand was losing market share to lower-priced competitors. In addition, concerns regarding e-cigarettes and other competitive products weighed on the shares.

At fiscal year-end, the Fund was overweight the consumer discretionary and technology sectors. The Fund was underweight healthcare, utilities, energy, financials, materials, and real estate.

On a regional basis, as of fiscal year-end, the Fund was overweight the U.S. and emerging markets, while being underweight developed Europe, other developed markets, and Japan a The Net version of the index reflects no deductions for fees, expenses or income taxes.

7

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Investment Adviser’s Report (Unaudited) - (Continued)

PORTFOLIO DIVERSIFICATION BY COUNTRY*

Country:
Argentina	0.0	%***
Australia	0.9
Austria	0.0	***
Belgium	0.6
Bermuda	0.1
Brazil	0.9
Canada	1.3
Chile	0.0	***
China	4.7
Colombia	0.1
Czech Republic	0.1
Denmark	0.4
Egypt	0.1
Finland	0.1
France	0.8
Germany	1.0
Greece	0.0	***
Hong Kong	1.7
Hungary	0.0	***
India	2.6
Indonesia	0.5
Ireland	0.9
Isle of Man	0.3
Italy	0.1
Japan	5.1
Kenya	0.1
Luxembourg	0.1
Macau	0.2
Mexico	0.4
Morocco and Antilles	0.0	***
Netherlands	2.6
Norway	0.2
Pakistan	0.0	***
Panama	0.1
Poland	0.0	***
Portugal	0.0	***
Qatar	0.0	***
Russia	0.6
Singapore	0.2
South Africa	0.3
South Korea	0.8
Spain	0.2
Sweden	0.8
Switzerland	1.9
Taiwan	1.4
Thailand	1.0
Turkey	0.0	***
United Arab Emirates	0.1
United Kingdom	1.5
8

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Investment Adviser’s Report (Unaudited) - (Continued)

United States	61.4
Other**	3.8
100.0%

*	Stated as a percentage of net assets.
**	Includes cash and equivalents, exchange traded funds, rights/warrants, U.S. government agencies, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.
***	Represents less than 0.1% of net assets.
9

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Investment Adviser’s Report (Unaudited) - (Continued)

Average Annual Total Returns
For the Period Ended October 31, 2019

Large Cap Strategies Fund
One Year	12.92%
Five Year	6.28%
Ten Year	7.74%

MSCI ACWI Large Cap Index (Net)
One Year	12.67%
Five Year	7.19%
Ten Year	8.72%

On November 16, 2011, the Fund changed its name to Large Cap Strategies Fund (formerly Non-U.S. Large Cap Fund) as part of a series of changes to the overall investment focus and strategies of the Fund. The performance information shown above may not be representative of performance the Fund will achieve under its current investment strategy.

The performance data quoted represents past performance. Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Fund performance reflects fee waivers and/or expense reimbursements and reinvestments of distributions, if any. Without waivers/reimbursements, performance would be lower. The investment return and principal value of an investment will fluctuate. Consequently, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please call 1-800-607-2200.

10

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Investment Adviser’s Report (Unaudited) - (Concluded)

The Adviser has contractually committed through October 31, 2021, to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding, Fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and acquired fund fees and expenses (if any) at 1.15%, (current net operating expense is 1.10%). The expense ratio including acquired fund fees and expenses (if any), is stated in the prospectus dated March 1, 2019 as 1.13%. Additional information pertaining to the Fund’s expense ratio for the year ended October 31, 2019 can be found in the Financial Highlights.

The chart shown on the previous page illustrates the total value of a $10,000 investment for 10 years, with distributions reinvested. The MSCI ACWI Large Cap Index (Net) also includes the reinvestment of distributions but not fees, expenses and income taxes associated with an investment in the Fund. The MSCI ACWI Large Cap Index (Net) is unmanaged. Investments cannot be made directly in an index.

Investments made in foreign and emerging country securities may involve additional risks, such as political and social instability, less liquidity and currency exchange rate volatility.

11

Old Westbury Funds, Inc.
All Cap ESG Fund
Investment Adviser’s Report (Unaudited)

The Old Westbury All Cap ESG Fund (the “Fund”) returned 9.48% for the fiscal year ended October 31, 2019. In comparison, the return of its benchmark, the MSCI All Country World Index (Net)a, was 12.59% for the period.

The Fund’s results were held back by negative stock selection in the industrials, consumer discretionary, and utilities sectors. By region, stock selection in Japan, certain emerging markets, and Canada detracted from results. The overall underweight position in the U.S. and overweight in developed Europe also detracted.

The most significant positive contributors to the Fund’s relative performance for the year were an overweight position in the technology sector and stock selection within the healthcare and materials sectors. On a regional basis, stock selection in Asia Pacific (ex-Japan) and Latin America helped.

At fiscal year-end, versus the benchmark, the Fund maintained the largest overweight positions in the technology, healthcare, and industrials sectors and the largest underweight positions in the communication services, financials, and utilities sectors. Relative to the benchmark, the Fund was overweight stocks in developed Europe, underweight emerging markets stocks, and close to neutral in the U.S., Japan, and other developed markets.

a The Net version of the index reflects no deductions for fees, expenses or income taxes.

12

Old Westbury Funds, Inc.
All Cap ESG Fund
Investment Adviser’s Report (Unaudited) - (Continued)

PORTFOLIO DIVERSIFICATION BY SECTOR*

Sector:
Banks	1.3%
Communication Services	5.6
Consumer Discretionary	8.6
Consumer Staples	6.7
Diversified Financials	6.5
Energy	3.8
Health Care	16.6
Industrials	13.3
Information Technology	22.3
Insurance	5.5
Materials	4.4
Real Estate	3.6
Utilities	1.0
Other**	0.8
100.0%

*	Stated as a percentage of net assets.
**	Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.
13

Old Westbury Funds, Inc.
All Cap ESG Fund
Investment Adviser’s Report (Unaudited) - (Continued)

Average Annual Total Returns
For the Period Ended October 31, 2019

All Cap ESG Fund
One Year	9.48%
Since Inception date of March 1, 2018	3.23%

MSCI ACWI USD (Net)
One Year	12.59%
Since Inception date of March 1, 2018	4.81%

The performance data quoted represents past performance. Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Fund performance reflects fee waivers and/or expense reimbursements and reinvestments of distributions, if any. Without waivers/reimbursements, performance would be lower. The investment return and principal value of an investment will fluctuate. Consequently, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please call 1-800-607-2200.

14

Old Westbury Funds, Inc.
All Cap ESG Fund
Investment Adviser’s Report (Unaudited) - (Concluded)

The Adviser has contractually committed through October 31, 2021, to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding, Fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and acquired fund fees and expenses (if any) at 1.00%, as disclosed in the Funds’ prospectus dated March 1, 2019. The expense ratio, prior to fee waivers and including acquired fund fees and expenses (if any), is stated in the prospectus dated March 1, 2019 as 1.37%. Additional information pertaining to the Fund’s expense ratio for the year ended October 31, 2019 can be found in the Financial Highlights.

The chart shown on the previous page illustrates the total value of a $10,000 investment for 1 year and 8 months, with distributions reinvested. The MSCI ACWI USD Index (Net) also includes the reinvestment of distributions but not fees, expenses and income taxes associated with an investment in the Fund. The MSCI ACWI USD Index (Net) is unmanaged. Investments cannot be made directly in an index.

15

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Investment Adviser’s Report (Unaudited)

The return of the Old Westbury Small & Mid Cap Strategies Fund (the “Fund”) for the fiscal year ended October 31, 2019, was 9.44%. In comparison, the return of the MSCI All Country World Small Mid Cap Index (Net)a (the “Index”) was 10.24%.

Stock selection in the consumer discretionary sector and the Asia Pacific ex-Japan region were drags on performance for the year. Individual stocks that detracted from relative performance included luggage manufacturer Samsonite (-25.2%) and theme park operator Six Flags (-16.9%). Samsonite faced challenges as a result of U.S.-China trade tensions, which impacted customer demand through lower inbound travel to the U.S., consequentially weighing on profit growth. Six Flags struggled to drive growth through its new membership program and failed to offset those challenges through growth in its core single day and season pass customers. Further, global macro challenges have resulted in the delay of multiple international theme park developments that will license the Six Flags brand.

The Fund benefitted from strong stock selection in the healthcare sector as well as an overweight to the U.S. Individual stocks that contributed most to relative performance included consulting software provider Synopsys (+51.8%) and Teleflex (+45.0%). Synopsys benefitted from improving demand trends in semiconductor industry end markets that have supported a rebound in growth. Teleflex performed well as medical device demand continued to be supported by steady growth in medical procedures. The company has seen particularly strong contributions from its Urolift product, which was acquired in 2017.

At fiscal year-end, the Fund was overweight the healthcare and technology sectors, and underweight real estate, utilities, energy, communication services, and financials.

The Fund was regionally overweight the U.S. market. Conversely, the Fund was underweight developed Europe, Japan, and emerging markets.

a The Net version of the index reflects no deductions for fees, expenses or income taxes.

16

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Investment Adviser’s Report (Unaudited) - (Continued)

PORTFOLIO DIVERSIFICATION BY COUNTRY*

Country:
Argentina	0.2%
Australia	2.2
Austria	0.1
Belgium	0.7
Bermuda	0.7
Brazil	0.3
Cambodia	0.0	***
Canada	2.3
Cayman Islands	0.0	***
Chile	0.0	***
China	2.3
Czech Republic	0.0	***
Denmark	0.9
Faeroe Islands	0.0	***
Finland	0.2
France	1.0
Gabon	0.0	***
Georgia	0.0	***
Germany	1.1
Gibraltar	0.0	***
Greece	0.2
Hong Kong	1.0
Hungary	0.0	***
India	0.5
Indonesia	0.1
Ireland	1.2
Isle of Man	0.0	***
Israel	0.7
Italy	1.0
Japan	8.1
Jersey Channel Islands	0.3
Jordan	0.0	***
Liechtenstein	0.0	***
Luxembourg	0.0	***
Macau	0.0	***
Malaysia	0.1
Malta	0.0	***
Mexico	0.1
Monaco	0.0	***
Mongolia	0.0	***
Netherlands	0.6
New Zealand	0.3
Norway	0.2
Peru	0.1
Philippines	0.0	***
Poland	0.2
Portugal	0.1
Puerto Rico	0.1
Qatar	0.1
Romania	0.0	***
Russia	0.6
Saudi Arabia	0.0	***
Singapore	0.3
South Africa	0.6
South Korea	1.1
Spain	0.4
Sweden	1.2
Switzerland	0.8
Taiwan	1.6
Thailand	0.1
Turkey	0.4
Ukraine	0.0	***
United Arab Emirates	0.0	***
United Kingdom	4.2
United States	52.7
Vietnam	0.0	***
Other**	9.0
	100.0%

*	Stated as a percentage of net assets.
**	Includes cash and equivalents, exchange traded funds, rights/warrants, U.S. Government agencies, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.
***	Represents less than 0.1% of net assets.
17

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Investment Adviser’s Report (Unaudited) - (Continued)

Average Annual Total Returns
For the Period Ended October 31, 2019

Small & Mid Cap Strategies Fund
One Year	9.44%
Five Year	6.29%
Ten Year	9.41%

MSCI ACWI SMID Cap Index (Net)
One Year	10.24%
Five Year	6.53%
Ten Year	9.52%

On December 30, 2016, the Fund changed its name to Small & Mid Cap Strategies Fund (formerly Small & Mid Cap Fund) as part of a series of changes to the overall investment focus and strategies of the Fund. The performance information shown above may not be representative of performance the Fund will achieve under its current investment strategy.

The performance data quoted represents past performance. Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Fund performance reflects fee waivers and/or expense reimbursements and reinvestments of distributions, if any. Without waivers/reimbursements, performance would be lower. The investment return and principal value of an investment will fluctuate. Consequently, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please call 1-800-607-2200.

18

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Investment Adviser’s Report (Unaudited) - (Concluded)

The Adviser has contractually committed through October 31, 2021, to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding Fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and acquired fund fees and expenses (if any), at 1.11%, as disclosed in the Funds’ prospectus dated March 1, 2019. The expense ratio, prior to fee waivers and including acquired fund fees and expenses (if any), is stated in the prospectus as 1.17%. Additional information pertaining to the Fund’s expense ratio for the year ended October 31, 2019 can be found in the Financial Highlights.

The chart shown on the previous page illustrates the total value of a $10,000 investment for 10 years, with distributions reinvested. The MSCI ACWI SMID Cap Index (Net) also includes the reinvestment of distributions but not fees, expenses and income taxes associated with an investment in the Fund. The MSCI ACWI SMID Cap Index (Net) is unmanaged. Investments cannot be made directly in an index.

Investments made in small-capitalization and mid-capitalization companies are subject to greater volatility and less liquidity compared to investments made in larger and more established companies. Investments made in securities of companies in foreign and emerging countries may involve additional risks, such as political and social instability, less liquidity and currency exchange rate volatility.

19

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Investment Adviser’s Report (Unaudited)

The return of the Old Westbury Multi-Asset Opportunities Fund (the “Fund”) for the fiscal year ended October 31, 2019, was 6.65%. In comparison, the return of the Fund’s primary benchmark, the MSCI All Country World Investable Market Index (IMI) (Net)a, was 12.01%. The return for the Fund’s secondary benchmark, the ICE Bank of America Merrill Lynch 1-10 Year AAA-A U.S. Corporate & Government Index (Net)a (40%) and the MSCI All Country World (IMI) (Net)a (60%), was 10.79%.

During the fiscal year, the Fund’s segment that invests in opportunistic credit and macroeconomic themes (37% of the Fund as of October 31, 2019) was the largest relative detractor versus the primary and secondary benchmarks. Within this segment, non-agency mortgage-backed securities (25% of the Fund as of October 31, 2019) and global credit (6% of the Fund as of October 31, 2019) provided strong risk-adjusted returns but nevertheless trailed high-grade bonds, a primary component of the secondary benchmark. Additionally, commodities (4% of the Fund as of October 31, 2019) underperformed considerably given heightened volatility in the fourth quarter of 2018.

However, the equity derivatives segment of the Fund (60% of the Fund as of October 31, 2019) outperformed the primary benchmark, as positioning benefited from a higher-volatility environment in equities compared to previous years.

The Fund’s primary benchmark consists of global equities, and the Fund’s secondary benchmark consists of equities and U.S. Treasuries. Relative to the benchmarks, therefore, at year-end, the Fund was overweight non-agency mortgage-backed securities, global investment grade, global high yield, and broad commodities. The investment team views each of these asset classes as having a better risk-adjusted return profile versus U.S. Treasuries going forward.

At year-end, the Fund had 73.2% of its assets in the U.S., 12.4% in developed Europe, 5.5% in Japan, 1.8% in other developed countries and 7.2% in emerging markets. The Fund maintains significant exposure to the U.S. dollar, representing 85.1% of the Fund compared to 55.9% for the primary benchmark and 73.2% for the secondary benchmark.

a The Net version of each index reflects no deductions for fees, expenses or income taxes.

20

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Investment Adviser’s Report (Unaudited) - (Continued)

PORTFOLIO DIVERSIFICATION BY COUNTRY*

Country:
Australia	0.0	%***
Bermuda	0.0	***
Brazil	0.2
Canada	1.8
Cayman Islands	2.8
Chile	0.1
Colombia	0.1
France	0.0	***
Guatemala	0.0	***
Hong Kong	0.0	***
India	0.0	***
Ireland	0.0	***
Isle of Man	0.0	***
Israel	0.0	***
Luxembourg	0.1
Mexico	0.1
Netherlands	0.1
Peru	0.0	***
Qatar	0.0	***
Saudi Arabia	0.0	***
Singapore	0.1
South Korea	0.0	***
United Arab Emirates	0.1
United Kingdom	1.0
United States	87.6
Others**	5.9
	100.0%

*	Stated as a percentage of net assets.
**	Includes cash and equivalents, options, exchange traded funds, rights/warrants, structured options, futures, swap agreements, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.
***	Represents less than 0.1% of net assets.
21

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Investment Adviser’s Report (Unaudited) - (Continued)

Average Annual Total Returns
For the Period Ended October 31, 2019

Multi-Asset Opportunities Fund
One Year	6.65%
Five Year	3.95%
Ten Year	6.09%

MSCI ACWI IMI Index (Net)
One Year	12.01%
Five Year	7.02%
Ten Year	8.94%

Blended Index (Net)
One Year	10.79%
Five Year	5.34%
Ten Year	6.67%

On July 1, 2019, the Fund changed its name to Multi-Asset Opportunities Fund (formerly Strategic Opportunities Fund) as part of a series of changes to the overall investment focus and strategies of the Fund. Prior to January 1, 2014, the Fund was named Global Opportunities Fund and operated under a different investment strategy. The performance information shown above may not be respective of performance the Fund will achieve under its current investment strategy.

22

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Investment Adviser’s Report (Unaudited) - (Concluded)

The performance data quoted represents past performance. Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Fund performance reflects fee waivers and/or expense reimbursements and reinvestments of distributions, if any. Without waivers/reimbursements, performance would be lower. The investment return and principal value of an investment will fluctuate. Consequently, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please call 1-800-607-2200.

The Adviser has contractually committed through October 31, 2021, to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding Fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and acquired fund fees and expenses (if any), at 1.20%, as disclosed in the Funds’ prospectus dated March 1, 2019. The expense ratio, prior to fee waivers and including acquired fund fees and expenses (if any), is stated in the prospectus as 1.44%. Additional information pertaining to the Fund’s expense ratio for the year ended October 31, 2019 can be found in the Financial Highlights.

The chart shown on the previous page illustrates the total value of a $10,000 investment for 10 years, with distributions reinvested. The Fund compares its performance to its primary benchmark, the MSCI ACWI IMI Index (Net) and a blended benchmark consisting of a 60% weighting in the MSCI ACWI IMI Index (Net) and a 40% weighting in the ICE Bank of America Merrill Lynch 1-10 Year AAA-A U.S. Corporate & Government Index (Net) (the “Blended Index”). The MSCI ACWI IMI (Net) and the Blended Index (Net) also include the reinvestment of distributions but do not include fees, expenses and income taxes associated with an investment in the Fund. The MSCI ACWI IMI (Net) and the Blended Index (Net) are unmanaged. Investments cannot be made directly in an index.

Investments made in securities of companies in foreign and emerging countries may involve additional risks, such as political and social instability, less liquidity and currency exchange rate volatility. The Fund may invest in instruments that are volatile, speculative or otherwise risky. The Fund is non-diversified, meaning it may focus its assets in a smaller number of issuers and may be subject to more risk than a more diversified fund.

23

Old Westbury Funds, Inc.
Fixed Income Fund
Investment Adviser’s Report (Unaudited)

The Old Westbury Fixed Income Fund (the “Fund”) returned 8.41% for the fiscal year ended October 31, 2019. In comparison, the return of the ICE Bank of America Merrill Lynch U.S. Corporate & Government 1-10 Year AAA-A US Corporate & Government Index (the “Index”) was 8.13%.

An inverted yield curve, slowing global growth, and trade tensions were the defining themes of 2019. As the Fund’s last fiscal year came to a close in October 2018, the Federal Reserve (Fed) had raised the federal funds rate eight times since its rate-hiking cycle began, and a ninth was widely expected, even as several major economies around the world were showing signs of softer economic growth. Still, markets were optimistic about a U.S.-China trade deal, and the U.S. economic data remained solid. Shortly after the ninth rate hike, market sentiment turned negative as it became clear that the global economy was weaker than previously believed and the U.S. economy was at risk of contagion. The Fed quickly reversed course, indicating that it would pause its rate-hiking campaign and act as appropriate to support the domestic economy. As the year progressed, global economies, including the U.S., weakened and trade tensions escalated. Markets became concerned that the economy would slip into a recession. In response, the Fed lowered its funds rate 75 basis points over a four-month period and announced an early termination to its balance sheet runoff program. During the fiscal year, Treasury yields declined across the curve, with yields on longer-dated Treasuries declining the most, causing the yield curve to flatten and eventually invert. Investment-grade corporate bonds outperformed Treasuries throughout the year, as credit investors reached for higher-yielding alternatives to Treasuries, taking comfort that lower rates would eventually stabilize the economy.

The Fund maintained a higher-than-benchmark duration (price sensitivity to interest-rate moves) exposure during the year, as the mandate gradually shifted interest-rate positioning to take advantage of anticipated changes in the yield curve. Typically, when the Fed nears the end of a rate-hiking cycle, as the team expected was the case at the beginning of the fiscal year, the bond market rallies, with the most benefit accruing to the intermediate part of the curve. Longer-dated maturities also benefited as yields decline in response to expected slower growth and inflation. Early in the year, the team began moving away from the barbell positioning (overweighting bonds with shorter and longer maturities, while underweighting bonds with intermediate maturities) the Fund held at the beginning of the fiscal year, and increased exposure to intermediate maturities, which benefited from an inverting yield curve. Throughout the year, exposure to investment-grade corporate credit was gradually reduced and is now slightly underweight. Corporate bonds strongly outperformed Treasuries during the year, reducing the incremental yield investors receive relative to Treasuries, making it less attractive to incur credit risk.

The outlook for the U.S. economy remains relatively positive, albeit with some conflicting signals. The consumer sector has been the primary driver of growth, fueled by a continuing strong labor market. However, the manufacturing sector has deteriorated amidst trade uncertainty, and other economies across the world look weak. Inflation both domestically and globally has been subdued. Although the Fed has indicated that it does not expect to change rates in the near term, policy decisions could have a significant impact on inflation and economic growth, particularly with respect to trade. Markets in 2020 will also be impacted by the presidential race and the news flow that will accompany it as the election date approaches.

The team’s current strategy is to maintain the portfolio duration slightly higher than the benchmark and to maintain investment-grade corporate credit exposure at a slight underweight. It will maintain some exposure to high-quality asset-backed securities (ABS) and AAA tranches of collateralized loan obligations (CLO). Both ABS and CLOs are low-duration assets, which have shown to be resilient during a downturn. A small exposure will be maintained in U.S. Treasury Inflation-Protected Securities (TIPS), which helps protect against a possible increase in inflation.

At fiscal year-end, credit represented approximately 21% of market value of the Fund, of which ABS and CLOs account for under 5%.

24

Old Westbury Funds, Inc.
Fixed Income Fund
Investment Adviser’s Report (Unaudited) - (Continued)

PORTFOLIO ASSET ALLOCATION*

U.S. Government Agencies and Securities	78.7%
Corporate Bonds	16.1
Asset Backed Securities	4.1
Government Bonds	0.2
Collateralized Mortgage Obligations	0.1
Other**	0.8
100.0%

*	Stated as a percentage of net assets.
**	Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.
25

Old Westbury Funds, Inc.
Fixed Income Fund
Investment Adviser’s Report (Unaudited) - (Continued)

Average Annual Total Returns
For the Period Ended October 31, 2019

Fixed Income Fund
One Year	8.41%
Five Year	1.94%
Ten Year	2.21%

ICE Bank of America Merrill Lynch 1-10 Year AAA-A U.S. Corporate & Government Index
One Year	8.13%
Five Year	2.39%
Ten Year	2.75%

The performance data quoted represents past performance. Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Fund performance reflects fee waivers and/or expense reimbursement and reinvestments of distributions, if any. Without waivers/reimbursements, performance would have been lower. The investment return and principal value of an investment will fluctuate. Consequently, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please call 1-800-607-2200.

The Adviser has contractually committed through October 31, 2021, to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding Fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and acquired fund fees and expenses (if any) at 0.57%. The expense ratio, prior to fee waivers and including acquired fund fees (if any), is stated in the prospectus dated March 1, 2019 as 0.72%. Additional information pertaining to the Fund’s expense ratio for the year ended October 31, 2019 can be found in the Financial Highlights.

26

Old Westbury Funds, Inc.
Fixed Income Fund
Investment Adviser’s Report (Unaudited) - (Concluded)

The chart shown on the previous page illustrates the total value of a $10,000 investment for 10 years, with distributions reinvested. The ICE Bank of America Merrill Lynch 1-10 Year AAA-A U.S. Corporate & Government Index also includes the reinvestment of distributions but does not include fees, expenses and income taxes associated with an investment in the Fund. The ICE Bank of America Merrill Lynch 1-10 Year AAA-A U.S. Corporate & Government Index is unmanaged. Investments cannot be made directly in an index.

The Fund is subject to risks such as credit, prepayment and interest rate risk associated with the underlying bond holdings in the Fund. The value of the Fund can decline as interest rates rise and an investor can lose principal.

27

Old Westbury Funds, Inc.
Municipal Bond Fund
Investment Adviser’s Report (Unaudited)

The return of the Old Westbury Municipal Bond Fund (the “Fund”) for the fiscal year ended October 31, 2019, was 6.92%. In comparison, the return of the primary benchmark, the ICE Bank of America Merrill Lynch 1-12 Year AAA-AA Municipal Securities Index (the “Index”), was 6.80%.

Slower rates of global growth, declining inflation in many areas around the world, and uncertainty surrounding trade issues all caused the Federal Reserve to become more accommodative with its monetary policy in 2019. The Federal Reserve ultimately lowered its short-term federal funds rate three times in 2019 to its present range of 1.50% to 1.75%. Prospects for lower inflation provided a boost to fixed income prices and also caused the yield curve to flatten as rates on the longest maturities experienced the greatest decline. Municipal yields declined by 96, 115, and 124 basis points in two-, five-, and 10-year maturities, respectively.

The Fund was positioned with a longer duration (greater price volatility) relative to the Index, and this proved beneficial as yields declined. Fund performance was also aided by a barbelled maturity structure that underweighted holdings in the two-through five-year maturity range. A barbelled position typically produces a higher total rate of return as yields between long and short maturities compress, causing the yield curve to flatten. The Fund holds a small concentration in securities with ratings below Aa. The Index assumes all holdings are rated Aa or higher. Credit spreads narrowed during the period, and this provided a modest advantage.

28

Old Westbury Funds, Inc.
Municipal Bond Fund
Investment Adviser’s Report (Unaudited) - (Continued)

PORTFOLIO DIVERSIFICATION BY STATE*

States:
Alabama	1.0%
Arizona	0.9
Arkansas	0.2
California	3.0
Colorado	0.7
Connecticut	3.0
Delaware	1.8
District Of Columbia	0.3
Florida	2.8
Georgia	3.2
Hawaii	1.1
Idaho	0.1
Illinois	0.8
Indiana	0.1
Iowa	0.8
Kansas	0.6
Kentucky	0.5
Louisiana	0.1
Maine	0.0	***
Maryland	8.3
Massachusetts	5.4
Michigan	0.5
Minnesota	1.1
Mississippi	0.5
Missouri	0.6
New Hampshire	0.2
New Jersey	1.2
New Mexico	0.3
New York	16.9
North Carolina	2.4
Ohio	5.5
Oklahoma	0.6
Oregon	1.3
Pennsylvania	1.6
Rhode Island	0.5
South Carolina	0.7
South Dakota	0.1
Tennessee	0.9
Texas	15.3
Utah	0.0	***
Virginia	6.0
Washington	3.6
West Virginia	0.1
Wisconsin	2.0
Other**	3.4
	100.0%

*	Stated as a percentage of net assets.
**	Includes cash and equivalents, investment company, U.S. Government securities, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.
***	Represents less than 0.1% of net assets.
29

Old Westbury Funds, Inc.
Municipal Bond Fund
Investment Adviser’s Report (Unaudited) - (Continued)

Average Annual Total Returns
For the Period Ended October 31, 2019

Municipal Bond Fund
One Year	6.92%
Five Year	1.88%
Ten Year	2.34%

ICE Bank of America Merrill Lynch 1-12 Year AAA-AA Municipal Securities Index
One Year	6.80%
Five Year	2.22%
Ten Year	2.83%

Lipper Short-Intermediate Municipal Debt Funds Index
One Year	5.44%
Five Year	1.71%
Ten Year	2.31%

The performance data quoted represents past performance. Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Fund performance reflects fee waivers and/or expense reimbursements and reinvestment of distributions, if any. Without waivers/reimbursements performance would have been lower. The investment return and principal value of an investment will fluctuate. Consequently, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please call 1-800-607-2200.

30

Old Westbury Funds, Inc.
Municipal Bond Fund
Investment Adviser’s Report (Unaudited) - (Concluded)

The Adviser has contractually committed through October 31, 2021, to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding Fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and acquired fund fees and expenses (if any) at 0.57%. The expense ratio, prior to fee waivers and including acquired fund fees (if any), is stated in the prospectus dated March 1, 2019 as 0.67%. Additional information pertaining to the Fund’s expense ratio for the year ended October 31, 2019 can be found in the Financial Highlights.

The chart shown on the previous page illustrates the total value of a $10,000 investment for 10 years, with distributions reinvested. The ICE Bank of America Merrill Lynch 1-12 Year AAA-AA Municipal Securities Index and the Lipper Short-Intermediate Municipal Debt Funds Index also include the reinvestment of distributions but do not include fees, expenses and income taxes associated with an investment in the Fund. The ICE Bank of America Merrill Lynch 1-12 Year AAA-AA Municipal Securities Index and the Lipper Short-Intermediate Municipal Debt Funds Index are unmanaged. Investments cannot be made directly in an index.

Municipal securities held by the Fund may be adversely affected by local political and economic factors. Income from the Fund may be subject to federal alternative minimum tax, state and local taxes.

31

Old Westbury Funds, Inc.
California Municipal Bond Fund
Investment Adviser’s Report (Unaudited)

The California Municipal Bond Fund began operations in December of 2018 and therefore recorded 11 months of performance by fiscal year-end 2019. The Fund was positioned with a longer duration (higher price volatility) relative to the Index, and this helped relative performance as interest rates declined. The Fund held an over-concentration in the three- to four-year maturity range and an under-concentration in five- to seven-year maturities. This placed a slight drag on performance as the yield curve flattened and the longest maturities derived the greatest benefit.

The Fund is compared to a national index of municipal securities. California municipal bonds underperformed the broad national Index over the period. Approximately 20% of the Fund is invested in municipal bonds that have been “pre-refunded.” This is a process where an issuer sells a new bond deal and uses proceeds to purchase U.S. Treasury securities that are then held in escrow to pay the “pre-refunded” debt. California’s dependence on wealthy taxpayers creates volatility in its financial stream and therefore the relative value of its bonds. The thought process is that pre-refunded holdings will may add price stability if an economic slowdown and lower tax revenues occur.

32

Old Westbury Funds, Inc.
California Municipal Bond Fund
Investment Adviser’s Report (Unaudited) - (Continued)

PORTFOLIO DIVERSIFICATION BY STATE*

States:
California	97.5%
Other**	2.5
100.0%

*	Stated as a percentage of net assets.
**	Includes cash and equivalents, investment company, U.S. Government securities, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.
33

Old Westbury Funds, Inc.
California Municipal Bond Fund
Investment Adviser’s Report (Unaudited) - (Continued)

Average Annual Total Returns
For the Period Ended October 31, 2019

California Municipal Bond Fund
December 4, 2018 to October 31, 2019	4.78%

ICE Bank of America Merrill Lynch 3-7 Year AAA-AA Municipal Securities Index
December 4, 2018 to October 31, 2019	5.50%

The performance data quoted represents past performance. Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Fund performance reflects fee waivers and/or expense reimbursements and reinvestment of distributions, if any. Without waivers/reimbursements performance would have been lower. The investment return and principal value of an investment will fluctuate. Consequently, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please call 1-800-607-2200.

34

Old Westbury Funds, Inc.
California Municipal Bond Fund
Investment Adviser’s Report (Unaudited) - (Concluded)

The Adviser has contractually committed through October 31, 2021, to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding Fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and acquired fund fees and expenses (if any) at 0.57%. The expense ratio, prior to fee waivers and including acquired fund fees (if any), is stated in the prospectus dated March 1, 2019 as 0.78%. Additional information pertaining to the Fund’s expense ratio for the year ended October 31, 2019 can be found in the Financial Highlights.

The chart shown on the previous page illustrates the total value of a $10,000 investment for 11 months, with distributions reinvested. The ICE Bank of America Merrill Lynch 3-7 Year AAA-AA Municipal Securities Index also include the reinvestment of distributions but do not include fees, expenses and income taxes associated with an investment in the Fund. The ICE Bank of America Merrill Lynch 3-7 Year AAA-AA Municipal Securities Index is unmanaged. Investments cannot be made directly in an index.

Municipal securities held by the Fund may be adversely affected by local political and economic factors. Income from the Fund may be subject to federal alternative minimum tax, state and local taxes. The Fund is non-diversified, meaning it may focus its assets in a smaller number of issuers and may be subject to more risk than a more diversified fund.

35

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Investment Adviser’s Report (Unaudited)

The New York Municipal Bond Fund began operations in December of 2018 and therefore recorded 11 months of performance by fiscal year-end 2019. The Fund was positioned with a longer duration (higher price volatility) relative to the Index, and this helped relative performance as rates declined. For much of the year, the Fund held a heavier maturity concentration (relative to the Index) in the six- to eight-year duration range and this helped as the yield curve flattened. Additionally, the Fund held a relatively high percentage of bonds with longer maturities but shorter call options. This type of structure typically provides a higher yield (relative to duration) when compared to bonds that are not callable. The New York Municipal Bond Fund is compared to a national municipal index. New York securities outperformed the broad national index over the period.

36

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Investment Adviser’s Report (Unaudited) - (Continued)

PORTFOLIO DIVERSIFICATION BY STATE*

States:
New York	95.1%
Other**	4.9
100.0%

*	Stated as a percentage of net assets.
**	Includes cash and equivalents, investment company, U.S. Government securities, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.
37

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Investment Adviser’s Report (Unaudited) - (Continued)

Average Annual Total Returns
For the Period Ended October 31, 2019

New York Municipal Bond Fund
December 4, 2018 to October 31, 2019	5.36%

ICE Bank of America Merrill Lynch 3-7 Year AAA-AA Municipal Securities Index
December 4, 2018 to October 31, 2019	5.50%

The performance data quoted represents past performance. Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Fund performance reflects fee waivers and/or expense reimbursements and reinvestment of distributions, if any. Without waivers/reimbursements performance would have been lower. The investment return and principal value of an investment will fluctuate. Consequently, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please call 1-800-607-2200.

38

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Investment Adviser’s Report (Unaudited) - (Concluded)

The Adviser has contractually committed through October 31, 2021, to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding Fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and acquired fund fees and expenses (if any) at 0.57%. The expense ratio, prior to fee waivers and including acquired fund fees (if any), is stated in the prospectus dated March 1, 2019 as 0.78%. Additional information pertaining to the Fund’s expense ratio for the year ended October 31, 2019 can be found in the Financial Highlights.

The chart shown on the previous page illustrates the total value of a $10,000 investment for 11 months, with distributions reinvested. The ICE Bank of America Merrill Lynch 3-7 Year AAA-AA Municipal Securities Index also include the reinvestment of distributions but do not include fees, expenses and income taxes associated with an investment in the Fund. The ICE Bank of America Merrill Lynch 3-7 Year AAA-AA Municipal Securities Index is unmanaged. Investments cannot be made directly in an index.

Municipal securities held by the Fund may be adversely affected by local political and economic factors. Income from the Fund may be subject to federal alternative minimum tax, state and local taxes The Fund is non-diversified, meaning it may focus its assets in a smaller number of issuers and may be subject to more risk than a more diversified fund.

39

Old Westbury Funds, Inc.
Disclosure of Fund Expenses (Unaudited)
For the Period Ended October 31, 2019

As a shareholder of Old Westbury Funds, Inc., you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2019 through October 31, 2019.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Actual Beginning Account Value 05/1/19	Actual Ending Account Value 10/31/19	Actual Expenses Paid During Period* 05/1/19-10/31/19	Actual Expense Ratio During Period** 05/1/19-10/31/19
All Cap Core Fund	$1,000.00	$1,031.80	$5.02	0.98%
Large Cap Strategies Fund	1,000.00	1,029.50	5.63	1.10%
All Cap ESG Fund	1,000.00	1,013.70	5.08	1.00%
Small & Mid Cap Strategies Fund	1,000.00	1,017.90	5.65	1.11%
Multi-Asset Opportunities Fund	1,000.00	1,010.70	6.08	1.20%
Fixed Income Fund	1,000.00	1,043.00	2.94	0.57%
Municipal Bond Fund	1,000.00	1,025.40	2.91	0.57%
California Municipal Bond Fund	1,000.00	1,022.30	2.91	0.57%
New York Municipal Bond Fund	1,000.00	1,023.50	2.91	0.57%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 184/365 to reflect the one-half year period.
**	Expense ratios are annualized and reflect existing expense waivers/reimbursements.
40

Old Westbury Funds, Inc.
Disclosure of Fund Expenses (Unaudited) - (Continued)
For the Period Ended October 31, 2019

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Hypothetical Beginning Account Value 05/1/19	Hypothetical Ending Account Value 10/31/19	Hypothetical Expenses Paid During Period* 05/1/19-10/31/19	Hypothetical Expense Ratio During Period** 05/1/19-10/31/19
All Cap Core Fund	$1,000.00	$1,020.27	$4.99	0.98%
Large Cap Strategies Fund	1,000.00	1,019.66	5.60	1.10%
All Cap ESG Fund	1,000.00	1,020.16	5.09	1.00%
Small & Mid Cap Strategies Fund	1,000.00	1,019.61	5.65	1.11%
Multi-Asset Opportunities Fund	1,000.00	1,019.16	6.11	1.20%
Fixed Income Fund	1,000.00	1,022.33	2.91	0.57%
Municipal Bond Fund	1,000.00	1,022.33	2.91	0.57%
California Municipal Bond Fund	1,000.00	1,022.33	2.91	0.57%
New York Municipal Bond Fund	1,000.00	1,022.33	2.91	0.57%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 184/365 to reflect the one-half year period.
**	Expense ratios are annualized and reflect existing expense waivers/reimbursements.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, these tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

41

Old Westbury Funds, Inc.
All Cap Core Fund
Portfolio of Investments	October 31, 2019

Shares		Value
COMMON STOCKS — 94.5%
Banks — 3.9%
1,158,655	Bank of America Corp.	$36,231,142
446,955	Citigroup, Inc.	32,118,186
		68,349,328
Communication Services — 11.1%
434,475	Activision Blizzard, Inc.	24,343,634
57,817	Alphabet, Inc. - Class C(a)	72,855,780
286,465	Facebook, Inc. - Class A(a)	54,901,017
515,005	Tencent Holdings Ltd.	21,084,055
176,385	Walt Disney Co. (The)	22,915,939
		196,100,425
Consumer Discretionary — 11.9%
55,593	Advance Auto Parts, Inc.	9,032,751
131,110	Alibaba Group Holding Ltd. - ADR(a)	23,163,204
34,695	Amazon.com, Inc.(a)	61,641,219
12,081	Booking Holdings, Inc.(a)	24,751,190
24,635	Burlington Stores, Inc.(a)	4,734,108
165,211	Dollarama, Inc.	5,558,044
145,405	Home Depot, Inc. (The)	34,109,105
313,970	NIKE, Inc. - Class B	28,116,014
2,768,321	Samsonite International SA(b)	5,702,015
92,480	Six Flags Entertainment Corp.	3,901,731
164,345	Wyndham Hotels & Resorts, Inc.	8,869,700
		209,579,081
Consumer Staples — 2.5%
53,841	Ingredion, Inc.	4,253,439
292,035	PepsiCo, Inc.	40,058,441
		44,311,880
Diversified Financials — 6.3%
38,496	BlackRock, Inc.	17,773,603
106,900	CME Group, Inc.	21,994,675
394,910	Discover Financial Services	31,695,477
66,900	MSCI, Inc.	15,692,064
88,767	Nasdaq, Inc.	8,856,284
58,300	S&P Global, Inc.	15,040,817
		111,052,920
Energy — 2.8%
21,694	Apergy Corp.(a)	546,038
635,235	ConocoPhillips	35,064,972
112,015	Pioneer Natural Resources Co.	13,780,085
		49,391,095
Health Care — 13.8%
445,262	Baxter International, Inc.	34,151,595
32,875	Cooper Cos., Inc. (The)	9,566,625
258,270	Danaher Corp.	35,594,771
195,928	IQVIA Holdings, Inc.(a)	28,295,922
32,516	Laboratory Corp of America Holdings(a)	5,357,661
Shares		Value
Health Care (continued)
51,116	STERIS Plc	$7,236,492
25,765	Teleflex, Inc.	8,951,019
125,600	Thermo Fisher Scientific, Inc.	37,928,688
135,225	UnitedHealth Group, Inc.	34,171,358
35,850	West Pharmaceutical Services, Inc.	5,156,663
283,465	Zoetis, Inc.	36,260,843
		242,671,637
Industrials — 13.0%
94,110	Allegion Plc	10,920,524
137,970	AO Smith Corp.	6,854,350
71,790	Cintas Corp.	19,287,819
79,027	Dover Corp.	8,210,115
43,200	Equifax, Inc.	5,905,871
375,039	Fortive Corp.	25,877,691
209,166	IAA, Inc.(a)	7,979,683
35,430	IDEX Corp.	5,510,428
174,066	KAR Auction Services, Inc.	4,327,281
22,799	L3Harris Technologies, Inc.	4,703,662
1,053,180	Rentokil Initial Plc	6,200,473
287,525	Safran SA	45,487,967
297,850	Union Pacific Corp.	49,282,261
44,175	Verisk Analytics, Inc.	6,392,123
207,155	Waste Management, Inc.	23,244,863
		230,185,111
Information Technology — 22.5%
208,700	Amphenol Corp. - Class A	20,938,871
37,890	ANSYS, Inc.(a)	8,341,484
164,830	Apple, Inc.	41,003,111
26,510	Cabot Microelectronics Corp.	4,006,191
51,980	CDW Corp.	6,648,762
119,478	CoreLogic, Inc.(a)	4,837,664
339,280	Fidelity National Information Services, Inc.	44,703,533
719,640	Microsoft Corp.	103,174,787
180,375	salesforce.com, Inc.(a)	28,226,884
91,708	ServiceNow, Inc.(a)	22,675,720
67,495	Synopsys, Inc.(a)	9,162,446
330,485	Texas Instruments, Inc.	38,993,925
362,900	Visa, Inc. - Class A	64,908,294
		397,621,672
Insurance — 2.2%
256,805	CHUBB Ltd.	39,142,218
Materials — 0.5%
56,998	AptarGroup, Inc.	6,734,314
88,205	Axalta Coating Systems Ltd.(a)	2,601,165
		9,335,479
Real Estate — 1.5%
123,780	American Tower Corp. REIT	26,993,942
Utilities — 2.5%
335,310	Ameren Corp.	26,053,587

42

Old Westbury Funds, Inc.
All Cap Core Fund
Portfolio of Investments - (Continued)	October 31, 2019

Shares		Value
Utilities (continued)
144,845	American Water Works Co., Inc.	$17,855,043
		43,908,630
Total Common Stocks (Cost $1,209,779,525)		1,668,643,418

INVESTMENT COMPANY — 3.4%
60,935,363	SEI Daily Income Trust Government II Fund, Class A, 1.68%(c)	60,935,363
Total Investment Company (Cost $60,935,363)		60,935,363

EXCHANGE-TRADED FUNDS — 2.2%
638,600	Consumer Staples Select Sector SPDR Fund	39,056,776

Total Exchange-Traded Funds (Cost $39,080,206)		39,056,776
TOTAL INVESTMENTS — 100.1% (Cost $1,309,795,094)		$1,768,635,557
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(2,348,547)
NET ASSETS — 100.0%		$1,766,287,010

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors.
(c)	The rate shown represents the current yield as of October 31, 2019.

The following abbreviations are used in the report:

ADR-American Depositary Receipt

REIT-Real Estate Investment Trust

SPDR-Standard & Poor’s Depository Receipts

43

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments	October 31, 2019

Shares		Value
COMMON STOCKS — 96.1%
ARGENTINA — 0.0%
71,791	Transportadora de Gas del Sur SA - ADR - Class B	$542,740
66,117	YPF SA - ADR	618,855
		1,161,595
AUSTRALIA — 0.9%
45,318	Caltex Australia Ltd.	851,915
686,760	CSL Ltd.	121,209,372
9,871,234	Evolution Mining Ltd.	28,103,593
268,439	Oil Search Ltd.	1,324,948
304,166	Origin Energy Ltd.	1,648,062
362,467	Santos Ltd.	2,028,920
46,291	Washington H. Soul Pattinson & Co. Ltd.	693,101
174,402	Woodside Petroleum Ltd.	3,871,219
		159,731,130
AUSTRIA — 0.0%
30,918	OMV AG	1,804,142
BELGIUM — 0.6%
354,566	Galapagos NV - ADR(a)	65,229,507
909,962	Proximus SADP	27,939,655
31,816	Sofina SA	7,033,003
		100,202,165
BERMUDA — 0.1%
75,420	Credicorp. Ltd.	16,142,897
BRAZIL — 0.9%
3,775,136	Ambev SA - ADR	16,270,836
906,054	B3 SA - Brasil Bolsa Balcao	10,936,809
2,591,423	Banco Bradesco SA - ADR	22,700,865
326,536	Cia Brasileira de Distribuicao - ADR	6,733,172
52,310	Cosan SA	749,988
2,190,274	Itau Unibanco Holding SA - ADR	19,778,174
1,415,160	Linx SA	12,233,786
886,700	Localiza Rent a Car SA	9,507,069
848,700	Pagseguro Digital Ltd. - Class A(a)	31,469,796
547,863	Petroleo Brasileiro SA	4,464,322
2,283,860	WEG SA	14,646,772
		149,491,589
CANADA — 1.3%
82,149	Bank of Montreal	6,081,184
116,810	Bank of Nova Scotia (The)	6,699,436
68,679	Cameco Corp.	613,215
510,053	Canadian Apartment Properties REIT	21,237,041
79,718	Canadian Imperial Bank of Commerce	6,797,607
224,095	Canadian Natural Resources Ltd.	5,650,440
191,989	Cenovus Energy, Inc.	1,635,500
Shares		Value
CANADA (continued)
191,520	Enbridge, Inc.	$6,975,336
170,494	Enbridge, Inc.	6,207,687
246,046	Encana Corp.	963,934
94,631	Husky Energy, Inc.	661,002
53,873	Imperial Oil Ltd.	1,341,610
62,139	Inter Pipeline Ltd.	1,043,120
34,141	Keyera Corp.	791,379
128,578	National Bank of Canada	6,640,252
598,770	Open Text Corp.	24,194,472
93,452	Pembina Pipeline Corp.	3,290,084
48,999	PrairieSky Royalty Ltd.	478,420
203,385	Shopify, Inc. - Class A(a)	63,775,434
295,177	Suncor Energy, Inc.	8,776,199
169,468	TC Energy Corp.	8,542,237
172,586	TELUS Corp.	6,138,983
2,441	Tourmaline Oil Corp.	20,942
41,029	Vermilion Energy, Inc.	542,028
423,656	Waste Connections, Inc.	39,145,814
		228,243,356
CHILE — 0.0%
206,295	Banco Santander Chile - ADR	4,998,528
CHINA — 4.7%
215,151	51job, Inc. - ADR(a)	16,947,444
1,066,500	AAC Technologies Holdings, Inc.	6,941,277
1,698,011	Alibaba Group Holding Ltd. - ADR(a)	299,987,603
126,782	Autohome, Inc. - ADR(a)	10,720,686
81,707	Baidu, Inc. - ADR(a)	8,321,858
4,471,951	China Petroleum & Chemical Corp. - H Shares	2,568,135
6,501,329	China Shenhua Energy Co. Ltd. - H Shares	13,225,095
3,391,482	CNOOC Ltd.	5,089,852
116,432	CNOOC Ltd. - ADR	17,294,809
4,974,114	CSPC Pharmaceutical Group Ltd.	12,790,842
2,728,058	ENN Energy Holdings Ltd.	31,263,549
3,665,167	Hangzhou Hikvision Digital Technology Co. Ltd.	16,823,428
177,422	JD.com, Inc. - ADR(a)	5,526,695
810,489	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. - Class A	11,590,736
2,479,929	Midea Group Co. Ltd.	19,528,939
3,632,501	PetroChina Co. Ltd. - H Shares	1,784,739
2,098,000	Ping An Insurance Group Co. of China Ltd. - H Shares	24,297,437
1,546,810	S.f. Holding Co. Ltd.	8,697,761
1,034,458	Shenzhou International Group Holdings Ltd.	14,336,761
1,175,243	Sunny Optical Technology Group Co. Ltd.	19,017,581
5,772,480	Tencent Holdings Ltd.	236,322,537
194,514	Trip.com Group Ltd. - ADR(a)	6,417,017
108,084	Weibo Corp. - ADR(a)	5,316,652

44

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2019

Shares		Value
CHINA (continued)
649,200	Yanzhou Coal Mining Co. Ltd. - H Shares	$660,306
		795,471,739
COLOMBIA — 0.1%
318,823	Bancolombia SA - ADR	16,540,537
1,130,546	Ecopetrol SA	1,016,822
		17,557,359
CZECH REPUBLIC — 0.1%
323,870	Komercni Banka AS	10,947,555
DENMARK — 0.4%
921,946	Danske Bank A/S	13,154,535
236,927	Drilling Co. of 1972 A/S (The)(a)	13,369,321
510,152	H. Lundbeck A/S	17,401,584
110,652	SimCorp A/S	9,886,132
457,532	Tryg A/S	12,779,041
		66,590,613
EGYPT — 0.1%
2,308,522	Commercial International Bank Egypt SAE - GDR	11,404,099
FINLAND — 0.1%
77,308	Neste Oyj	2,790,131
14,842	Nordea Bank Abp	108,523
148,419	Sampo Oyj - A Shares	6,081,633
		8,980,287
FRANCE — 0.8%
49,880	Air Liquide SA	6,625,603
40,265	Gecina SA REIT	6,906,780
86,620	Legrand SA	6,760,576
301,272	L’Oreal SA	87,967,042
435,195	TOTAL SA	22,878,049
		131,138,050
GERMANY — 1.0%
1,457,503	Deutsche Telekom AG	25,631,714
24,780	MTU Aero Engines AG	6,616,328
253,505	Muenchener Rueckversicherungs- Gesellschaft AG	70,400,777
49,317	SAP SE	6,534,384
55,354	Siemens AG	6,382,299
1,280,597	Zalando SE(a)(b)	55,487,490
		171,052,992
GREECE — 0.0%
23,893	Motor Oil (Hellas) Corinth Refineries SA	589,984
HONG KONG — 1.7%
14,515,126	AIA Group Ltd.	145,318,900
815,809	ASM Pacific Technology Ltd.	11,420,982
15,539,000	CITIC Ltd.	20,425,309
569,500	CLP Holdings Ltd.	5,912,343
Shares		Value
HONG KONG (continued)
2,815,000	Hong Kong & China Gas Co. Ltd.	$5,467,659
323,421	Jardine Strategic Holdings Ltd.	10,456,201
939,067	MTR Corp. Ltd.	5,392,839
37,254,578	Sino Biopharmaceutical Ltd.	55,720,577
384,500	Sun Hung Kai Properties Ltd.	5,834,270
2,034,000	Techtronic Industries Co. Ltd.	15,963,731
		281,912,811
HUNGARY — 0.0%
64,024	MOL Hungarian Oil & Gas Plc	632,836
INDIA — 2.6%
1,438,363	Asian Paints Ltd.	36,696,850
127,415	Bharat Petroleum Corp. Ltd.	945,974
291,134	Coal India Ltd.	851,909
69,885	Eicher Motors Ltd.	22,206,441
6,169,000	HDFC Bank Ltd.	107,009,205
3,268,203	Housing Development Finance Corp. Ltd.	98,232,127
395,989	Indian Oil Corp. Ltd.	819,572
914,401	Kotak Mahindra Bank Ltd.	20,298,178
663,382	Maruti Suzuki India Ltd.	70,701,512
564,396	Oil & Natural Gas Corp. Ltd.	1,127,539
503,642	Reliance Industries Ltd.	10,397,873
518,597	Tata Consultancy Services, Ltd.	16,594,592
2,993,315	Titan Co. Ltd.	56,178,925
		442,060,697
INDONESIA — 0.5%
7,274,768	Adaro Energy Tbk PT	678,916
20,416,749	Astra International Tbk PT	10,108,742
6,542,422	Bank Central Asia Tbk PT	14,658,344
65,634,068	Bank Rakyat Indonesia Persero Tbk PT	19,685,077
3,892,170	Bukit Asam Tbk PT	623,879
121,608,123	Telekomunikasi Indonesia Persero Tbk PT	35,606,567
444,665	United Tractors Tbk PT	686,622
		82,048,147
IRELAND — 0.9%
179,290	Accenture Plc - Class A	33,243,952
602,401	Aptiv PLC	53,945,010
631,795	Medtronic Plc	68,802,476
		155,991,438
ISLE OF MAN — 0.3%
3,944,245	GVC Holdings Plc	45,471,807
ITALY — 0.1%
470,296	ENI SpA	7,117,750
999,836	Terna Rete Elettrica Nazionale SpA	6,605,952
		13,723,702
JAPAN — 5.1%
748,363	Adastria Co. Ltd.	18,509,840

45

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2019

Shares		Value
JAPAN (continued)
927,400	Bandai Namco Holdings, Inc.	$57,263,665
310,199	Bridgestone Corp.	12,992,222
62,300	Fast Retailing Co. Ltd.	38,681,498
902,765	Fujifilm Holdings Corp.	39,959,410
38,703	Idemitsu Kosan Co. Ltd.	1,148,654
170,780	Inpex Corp.	1,594,885
1,979,458	Japan Airlines Co. Ltd.	61,845,461
593,957	JXTG Holdings, Inc.	2,801,757
250,467	Keyence Corp.	159,617,918
272,146	Morinaga & Co. Ltd.	13,482,555
564,812	Nagoya Railroad Co. Ltd.	18,044,276
379,816	NH Foods Ltd.	15,985,403
854,018	Nippon Telegraph & Telephone Corp.	42,515,055
3,335,875	NTT Data Corp.	44,235,327
911,232	Osaka Gas Co. Ltd.	17,914,117
497,600	PeptiDream, Inc.(a)	25,158,774
329,224	Sankyo Co. Ltd.	11,569,637
263,087	Sawai Pharmaceutical Co. Ltd.	14,885,282
842,528	Secom Co. Ltd.	78,526,200
2,142,166	Seven & I Holdings Co. Ltd.	81,330,499
639,837	Suntory Beverage & Food Ltd.	27,373,340
2,470,905	Terumo Corp.	81,227,084
		866,662,859
KENYA — 0.1%
1,565,379	East African Breweries Ltd.	3,045,897
49,502,720	Safaricom Plc	14,256,592
		17,302,489
LUXEMBOURG — 0.1%
76,168	Tenaris SA	769,139
600,158	Tenaris SA - ADR	12,183,207
		12,952,346
MACAU — 0.2%
5,231,800	Sands China Ltd.	25,872,070
MEXICO — 0.4%
141,286	Fomento Economico Mexicano SAB de CV - ADR	12,577,280
86,657	Grupo Aeroportuario del Sureste SAB de CV - ADR	14,190,084
3,200,072	Grupo Financiero Banorte SAB de CV - Series O	17,497,132
5,657,745	Wal-Mart de Mexico SAB de CV	16,955,735
		61,220,231
MOROCCO AND ANTILLES — 0.0%
124,659	Attijariwafa Bank	6,094,939
NETHERLANDS — 2.6%
154,408	Aalberts NV	6,209,936
60,054	Adyen NV(a)(b)	42,156,084
496,288	ASML Holding NV	130,074,814
370,038	ASML Holding NV	96,938,855
33,295	Prosus NV(a)	2,295,989
Shares		Value
NETHERLANDS (continued)
804,700	Royal Dutch Shell Plc - A Shares	$23,276,145
680,396	Royal Dutch Shell Plc - B Shares	19,548,418
1,952,839	Unilever NV	115,325,138
224,579	Yandex NV - Class A(a)	7,498,693
		443,324,072
NORWAY — 0.2%
28,275	Aker BP ASA	780,655
195,882	Equinor ASA	3,623,204
335,972	Salmar ASA	15,654,812
1,159,461	Telenor ASA	21,704,867
		41,763,538
PAKISTAN — 0.0%
846,175	Oil & Gas Development Co. Ltd.	700,495
PANAMA — 0.1%
134,303	Copa Holdings SA - Class A	13,663,987
POLAND — 0.0%
25,472	Grupa Lotos SA	636,025
49,353	Polski Koncern Naftowy ORLEN SA	1,348,580
		1,984,605
PORTUGAL — 0.0%
91,639	Galp Energia SGPS SA	1,459,487
QATAR — 0.0%
75,408	Qatar Fuel QSC	457,709
RUSSIA — 0.6%
412,591	Lukoil PJSC - ADR	37,983,127
168,172	NovaTek PJSC - GDR	35,988,808
1,761,700	Sberbank of Russia PJSC - ADR	25,901,394
596,143	Sberbank of Russia PJSC - ADR	8,763,302
		108,636,631
SINGAPORE — 0.2%
4,106,100	CapitaLand Commercial Trust	6,187,295
2,364,100	CapitaLand Ltd.	6,255,842
4,145,809	Mapletree Commercial Trust, REIT	7,100,397
732,800	Oversea-Chinese Banking Corp. Ltd.	5,903,553
886,500	Singapore Airlines Ltd.	6,131,769
320,900	United Overseas Bank Ltd.	6,328,602
		37,907,458
SOUTH AFRICA — 0.3%
838,067	AngloGold Ashanti Ltd.	18,324,275
1,341,475	Discovery Ltd.	10,676,403
57,377	Exxaro Resources Ltd.	468,228
28,985	Naspers Ltd. - Class N	4,115,753
430,589	Sasol Ltd.	7,815,601

46

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2019

Shares		Value
SOUTH AFRICA (continued)
1,357,159	Standard Bank Group Ltd.	$15,580,316
		56,980,576
SOUTH KOREA — 0.7%
53,713	Amorepacific Corp.	8,864,065
15,770	GS Holdings Corp.	672,982
425,908	Hankook Tire & Technology Co. Ltd.	11,366,576
23,343	LG Household & Health Care Ltd.	25,300,205
47,709	Samsung Electronics Co. Ltd. - GDR	51,668,174
8,427	SK Innovation Co. Ltd.	1,158,898
171,492	Woongjin Coway Co. Ltd.	13,531,278
		112,562,178
SPAIN — 0.2%
1,265,140	Enagas SA	31,310,317
261,237	Repsol SA	4,282,956
		35,593,273
SWEDEN — 0.8%
3,932,551	Atlas Copco AB - A Shares	138,922,413
38,054	Lundin Petroleum AB	1,256,420
		140,178,833
SWITZERLAND — 1.9%
461,200	Alcon, Inc.(a)	27,335,324
75	Chocoladefabriken Lindt & Spruengli AG	6,142,930
25,449	CHUBB Ltd.	3,878,937
599,420	Coca-Cola HBC AG - CDI	18,246,830
93,870	Helvetia Holding AG	13,169,395
41,869	Kuehne + Nagel International AG	6,763,127
158,600	Lonza Group AG	57,073,492
51,907	PSP Swiss Property AG	6,866,562
715,218	Swiss Re AG	74,893,076
67,356	Swisscom AG	34,411,986
913,437	TE Connectivity Ltd.	81,752,612
		330,534,271
TAIWAN — 1.4%
9,084,136	Chang Hwa Commercial Bank Ltd.	7,087,539
10,363,382	Chunghwa Telecom Co. Ltd.	38,130,083
1,240,541	Eclat Textile Co. Ltd.	16,688,344
8,508,240	First Financial Holding Co. Ltd.	6,246,913
2,359,020	Hon Hai Precision Industry Co. Ltd.	6,246,186
9,455,701	Hua Nan Financial Holdings Co. Ltd.	6,802,774
98,000	Largan Precision Co. Ltd.	14,390,697
15,191,547	Taiwan Business Bank	6,412,883
9,253,231	Taiwan Cement Corp.	12,295,895
4,890,000	Taiwan Mobile Co. Ltd.	18,232,782
Shares		Value
TAIWAN (continued)
7,563,000	Taiwan Semiconductor Manufacturing Co. Ltd.	$74,162,892
11,785,373	Uni-President Enterprises Corp.	29,114,504
		235,811,492
THAILAND — 1.0%
15,156,800	Airports of Thailand Public Co. Ltd.	39,278,675
46,699,800	CP ALL Public Co. Ltd.	120,635,350
4,726,900	Siam Commercial Bank Public Co. Ltd. (The)	17,533,127
		177,447,152
TURKEY — 0.0%
25,759	Tupras Turkiye Petrol Rafinerileri AS	560,933
UNITED ARAB EMIRATES — 0.1%
702,242	DP World Ltd.	9,332,796
UNITED KINGDOM — 1.5%
1	Abcam Plc	15
24,481	Aon Plc	4,728,750
434,265	Atlassian Corp. Plc - Class A(a)	52,454,869
179,060	Bank of Georgia Group Plc	3,012,979
3,738,236	BP Plc	23,693,557
3,230,038	Compass Group Plc	86,023,888
143,653	John Wood Group Plc	629,513
2,367,601	RELX Plc	56,931,005
1,111,764	Smith & Nephew Plc	23,798,106
69,374	TechnipFMC Plc	1,368,749
		252,641,431
UNITED STATES — 61.4%
35,748	3M Co.	5,898,063
352,725	Abbott Laboratories	29,491,337
847,710	AbbVie, Inc.	67,435,331
152,499	ABIOMED, Inc.(a)	31,655,742
310,097	ABM Industries, Inc.	11,306,137
617,700	Activision Blizzard, Inc.	34,609,731
340,732	Aerojet Rocketdyne Holdings, Inc.(a)	14,729,844
108,259	Aflac, Inc.	5,755,048
226,300	Agilent Technologies, Inc.	17,142,225
551,485	Air Products & Chemicals, Inc.	117,609,691
189,051	Align Technology, Inc.(a)	47,695,677
18,149	Allstate Corp. (The)	1,931,417
143,082	Ally Financial Inc.	4,382,602
34,257	Alphabet, Inc. - Class A(a)	43,122,712
208,039	Alphabet, Inc. - Class C(a)	262,152,024
216,239	Amazon.com, Inc.(a)	384,183,181
1,100,726	American Express Co.	129,093,145
7,763	American Financial Group, Inc.	807,663
57,772	American International Group, Inc.	3,059,605
149,325	American Tower Corp. REIT	32,564,796
25,175	Ameriprise Financial, Inc.	3,798,656
405,906	AMETEK, Inc.	37,201,285

47

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2019

Shares		Value
UNITED STATES (continued)
296,525	Amgen, Inc.	$63,233,956
65,836	Amphenol Corp. - Class A	6,605,326
1,308,145	Annaly Capital Management, Inc. REIT	11,747,142
67,868	Apache Corp.	1,470,021
1,588,383	Apollo Commercial Real Estate Finance, Inc. REIT	29,067,409
1,466,209	Apple, Inc.	364,734,151
231,600	Arthur J Gallagher & Co.	21,126,551
116,473	Assurant, Inc.	14,683,751
97,349	Athene Holding Ltd. - Class A(a)	4,220,079
893,571	Automatic Data Processing, Inc.	144,964,023
106,835	AXA Equitable Holdings, Inc.	2,307,635
108,675	Baker Hughes Co.	2,325,645
3,879,805	Bank of America Corp.	121,321,502
49,845	Bank of New York Mellon Corp. (The)	2,330,254
166,570	BB&T Corp.	8,836,538
741,821	Berkshire Hathaway, Inc. - Class B(a)	157,696,308
21,041	BlackRock, Inc.	9,714,629
891,189	Bloomin’ Brands, Inc.	17,654,454
281,220	Bluebird Bio, Inc.(a)	22,778,819
81,479	Booking Holdings, Inc.(a)	166,931,731
3,735,700	Boston Scientific Corp.(a)	155,778,690
487,079	Brinker International, Inc.	21,650,662
43,383	Broadcom, Inc.	12,704,712
423,250	Broadridge Financial Solutions, Inc.	52,999,365
89,715	Cabot Oil & Gas Corp.	1,672,288
85,153	Capital One Financial Corp.	7,940,517
995,724	Charles Schwab Corp. (The)	40,535,924
578,344	Cheesecake Factory, Inc. (The)	24,168,996
38,881	Cheniere Energy, Inc.(a)	2,393,126
351,321	Chevron Corp.	40,802,421
23,695	Cimarex Energy Co.	1,000,403
1,391,925	Cisco Systems, Inc.	66,130,357
47,370	CIT Group, Inc.	2,031,699
259,593	Citigroup, Inc.	18,654,353
94,742	Citizens Financial Group Inc.	3,331,129
92,999	Clorox Co. (The)	13,735,022
20,273	CME Group, Inc.	4,171,170
901,600	Coca-Cola Co. (The)	49,074,088
1,314,164	Colgate-Palmolive Co.	90,151,650
2,421,600	Comcast Corp. - Class A	108,536,112
67,221	Comerica, Inc.	4,397,598
36,953	Concho Resources, Inc.	2,495,067
626,170	ConocoPhillips	34,564,584
21,522	Continental Resources, Inc.	634,253
494,087	Costco Wholesale Corp.	146,798,189
362,234	Cracker Barrel Old Country Store, Inc.	56,327,387
945,600	Danaher Corp.	130,322,592
760,113	Darden Restaurants, Inc.	85,337,886
72,622	Deckers Outdoor Corp.(a)	11,103,904
Shares		Value
UNITED STATES (continued)
82,990	Devon Energy Corp.	$1,683,037
817,265	Diamondback Energy, Inc.	70,088,646
53,891	Discover Financial Services	4,325,292
63,841	E*TRADE Financial Corp.	2,667,915
275,800	Eaton Corp. Plc	24,024,937
49,510	Eaton Vance Corp.	2,257,655
31,141	Ecolab, Inc.	5,981,252
452,142	Edwards Lifesciences Corp.(a)	107,781,610
531,573	Eli Lilly & Co.	60,572,743
244,101	EOG Resources, Inc.	16,918,640
121,967	EPAM Systems, Inc.(a)	21,461,313
938,018	Equity Commonwealth REIT	30,185,419
1,312,992	Exelon Corp.	59,728,006
780,889	Exxon Mobil Corp.	52,764,670
1,252,003	Facebook, Inc. - Class A(a)	239,946,375
3,873	FactSet Research Systems, Inc.	981,883
27,887	Fidelity National Financial, Inc.	1,278,340
199,034	Fifth Third Bancorp	5,787,909
1,642,000	Fiserv, Inc.(a)	174,281,880
148,944	Franklin Resources, Inc.	4,103,407
172,900	Genuine Parts Co.	17,736,081
49,858	Goldman Sachs Group, Inc. (The)	10,638,700
1,980,459	H&R Block, Inc.	49,491,670
160,831	Halliburton Co.	3,095,997
36,736	Hartford Financial Services Group, Inc. (The)	2,096,891
17,356	Helmerich & Payne, Inc.	650,849
521,964	Hershey Co. (The)	76,660,853
48,140	Hess Corp.	3,165,205
34,048	HollyFrontier Corp.	1,870,597
450,795	Home Depot, Inc. (The)	105,747,491
35,962	Honeywell International, Inc.	6,211,716
4,824,374	Huntington Bancshares, Inc.	68,168,405
37,243	IDEX Corp.	5,792,404
714,742	Illinois Tool Works, Inc.	120,491,207
198,157	Illumina, Inc.(a)	58,559,357
533,904	Incyte Corp.(a)	44,805,224
20,355	Intercontinental Exchange, Inc.	1,919,884
849,930	International Business Machines Corp.	113,661,139
44,708	Jack Henry & Associates, Inc.	6,328,864
210,180	Jefferies Financial Group, Inc.	3,924,061
3,085,699	JPMorgan Chase & Co.	385,465,519
618,990	Juniper Networks, Inc.	15,363,332
1,047,100	Kansas City Southern	147,410,738
197,908	KeyCorp	3,556,407
606,000	Keysight Technologies, Inc.(a)	61,151,460
154,500	Kimberly-Clark Corp.	20,529,959
373,585	Kinder Morgan, Inc.	7,464,228
176,611	KKR & Co., Inc. - Class A	5,091,695
339,000	KLA Corp.	57,304,560
77,058	Lincoln National Corp.	4,352,236
493,112	Lockheed Martin Corp.	185,745,428
24,011	M&T Bank Corp.	3,758,442
152,931	Marathon Oil Corp.	1,763,294

48

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2019

Shares		Value
UNITED STATES (continued)
121,215	Marathon Petroleum Corp.	$7,751,699
3,830	MarketAxess Holdings, Inc.	1,411,700
95,645	Marsh & McLennan Cos., Inc.	9,910,735
485,789	Mastercard, Inc. - Class A	134,471,253
651,310	McDonald’s Corp.	128,112,677
788,685	Merck & Co., Inc.	68,347,442
154,296	MetLife, Inc.	7,219,510
4,017,004	MFA Financial, Inc. REIT	30,489,060
3,085,795	Microsoft Corp.	442,410,429
9,044	Moody’s Corp.	1,995,920
168,074	Morgan Stanley	7,739,808
530,671	Motorola Solutions, Inc.	88,261,201
8,623	MSCI, Inc.	2,022,611
61,266	National Oilwell Varco, Inc.	1,385,837
189,204	Netflix, Inc.(a)	54,379,122
3,755,894	New York Community Bancorp, Inc.	43,756,165
453,173	Newmont Goldcorp Corp.	18,004,563
917,505	NIKE, Inc. - Class B	82,162,573
80,057	Noble Energy, Inc.	1,541,898
20,997	Northern Trust Corp.	2,092,981
131,400	Northrop Grumman Corp.	46,315,872
1,988,259	Occidental Petroleum Corp.	80,524,490
244,772	Okta, Inc.(a)	26,697,282
635,147	Omnicom Group, Inc.	49,026,997
72,093	ONEOK, Inc.	5,034,254
53,882	Parsley Energy, Inc. - Class A	851,874
584,800	Paychex, Inc.	48,912,672
893,225	PepsiCo, Inc.	122,523,673
83,092	Phillips 66	9,706,807
306,001	Piedmont Office Realty Trust, Inc. REIT - Class A	6,866,662
639,665	Pinnacle West Capital Corp.	60,205,270
31,720	Pioneer Natural Resources Co.	3,902,194
33,680	PNC Financial Services Group, Inc. (The)	4,940,855
52,924	PPG Industries, Inc.	6,621,851
87,899	Principal Financial Group, Inc.	4,692,049
1,463,960	Procter & Gamble Co. (The)	182,277,660
516,158	Progressive Corp. (The)	35,976,213
990,946	Prudential Financial, Inc.	90,314,818
324,910	Public Storage	72,409,443
705,809	Quest Diagnostics, Inc.	71,463,161
33,550	Raymond James Financial, Inc.	2,801,090
114,395	Regeneron Pharmaceuticals, Inc.(a)	35,036,901
210,626	Regions Financial Corp.	3,391,079
6,355	Reinsurance Group of America, Inc.	1,032,497
512,543	Republic Services, Inc.	44,852,637
294,900	Roper Technologies, Inc.	99,369,504
1,159,600	Ross Stores, Inc.	127,173,332
18,098	S&P Global, Inc.	4,669,103
312,548	Sarepta Therapeutics, Inc.(a)	25,960,237
247,263	Schlumberger Ltd.	8,083,027
34,217	Signature Bank	4,048,555
Shares		Value
UNITED STATES (continued)
289,015	Spire, Inc.	$24,294,601
899,711	Starbucks Corp.	76,079,563
2,737,156	Starwood Property Trust, Inc., REIT	67,334,038
66,715	State Street Corp.	4,407,860
1,671,575	SunTrust Banks, Inc.	114,235,436
5,296	SVB Financial Group(a)	1,172,958
162,951	Synchrony Financial	5,763,577
625,300	Sysco Corp.	49,942,711
24,059	T Rowe Price Group, Inc.	2,786,032
36,619	Targa Resources Corp.	1,423,747
962,162	Target Corp.	102,864,739
28,102	TD Ameritrade Holding Corp.	1,078,555
1,673,964	Texas Instruments, Inc.	197,511,012
15,193	Travelers Cos., Inc. (The)	1,991,195
74,804	UniFirst Corp.	15,023,635
377,100	Union Pacific Corp.	62,394,966
991,500	United Technologies Corp.	142,359,570
379,965	UnitedHealth Group, Inc.	96,017,156
2,901,042	US Bancorp	165,417,415
76,889	Valero Energy Corp.	7,456,695
277,100	Veeva Systems, Inc. - Class A(a)	39,301,093
2,311,240	Verizon Communications, Inc.	139,760,683
1,116,532	Visa, Inc. - Class A	199,702,914
14,642	Voya Financial, Inc.	790,082
1,151,360	Walt Disney Co. (The)	149,584,691
323,978	Waste Management, Inc.	36,353,571
461,400	WEC Energy Group, Inc.	43,556,160
501,313	Wells Fargo & Co.	25,882,790
216,328	Williams Cos., Inc. (The)	4,826,278
486,647	Workday, Inc. - Class A(a)	78,914,678
116,501	Yum! Brands, Inc.	11,849,317
94,998	Zions Bancorp NA	4,604,553
178,813	Zoom Video Communications, Inc. - Class A(a)	12,497,241
		10,441,943,557
Total Common Stocks (Cost $12,873,939,509)		16,330,938,926
MASTER LIMITED PARTNERSHIPS — 0.0%
UNITED STATES — 0.0%
41,065	Plains GP Holdings LP - Class A	762,166
Total Master Limited Partnerships (Cost $845,485)		762,166
PREFERRED STOCKS — 0.1%
BRAZIL — 0.0%
763,797	Petroleo Brasileiro SA	5,785,850
SOUTH KOREA — 0.1%
11,263	Samsung Electronics Co. Ltd. - GDR	9,934,810

49

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2019

Shares		Value
SOUTH KOREA (continued)
2,323	Samsung Electronics Co. Ltd. - GDR	$2,009,395
		11,944,205
Total Preferred Stocks (Cost $11,403,863)		17,730,055

RIGHTS/WARRANTS — 0.0%
SINGAPORE — 0.0%
294,352	Mapletree Commercial Rights Expire 11/07/19(a)	19,473
Total Rights/Warrants (Cost $0)		19,473

Principal Amount
U.S. GOVERNMENT AGENCIES — 0.8%
Federal Home Loan Bank — 0.8%
$113,000,000	2.04%, 11/13/19(c)	112,936,720
25,000,000	1.85%, 11/19/19(c)	24,979,000
Total U.S. Government Agencies (Cost $137,900,449)		137,915,720

Shares
EXCHANGE-TRADED FUNDS — 1.6%
3,004,400	iShares MSCI Europe Financials ETF	55,280,960
5,329,175	VanEck Vectors Gold Miners ETF	150,016,276
1,608,555	VanEck Vectors Junior Gold Miners ETF	63,071,442
Total Exchange-Traded Funds (Cost $153,228,741)		268,368,678
Shares		Value
INVESTMENT COMPANY — 1.2%
207,317,438	Federated Government Obligations Fund, 1.48%(d)	$207,317,438
Total Investment Company (Cost $207,317,438)		207,317,438
TOTAL INVESTMENTS — 99.8% (Cost $13,384,635,485)		$16,963,052,456
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		38,826,859
NET ASSETS — 100.0%		$17,001,879,315

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors.
(c)	The rate represents the annualized yield at time of purchase.
(d)	The rate shown represents the current yield as of October 31, 2019.

The following abbreviations are used in the report:

ADR-American Depositary Receipt

CDI-Chess Depositary Interests

ETF-Exchange Traded Fund

GDR-Global Depositary Receipt

REIT-Real Estate Investment Trust

50

Old Westbury Funds, Inc.
All Cap ESG Fund
Portfolio of Investments	October 31, 2019

Shares		Value
COMMON STOCKS — 99.2%
Banks — 1.3%
229,868	Bank of Communications Co. Ltd. - H Shares	$157,236
2,618	Bank of Montreal	193,801
207,653	China Minsheng Banking Corp. Ltd. - H Shares	145,485
		496,522
Communication Services — 5.6%
5,279	AT&T, Inc.	203,189
37,536	China Mobile Ltd.	305,617
3,312	Cogeco Communications, Inc.	286,289
4,340	Comcast Corp. - Class A	194,519
2,384	Deutsche Telekom AG	41,925
12,550	NTT DOCOMO, Inc.	345,738
447	Swisscom AG	228,371
6,702	Verizon Communications, Inc.	405,270
4,883	Yandex NV - Class A(a)	163,043
		2,173,961
Consumer Discretionary — 8.6%
48,421	Barratt Developments Plc	395,903
4,248	Cheesecake Factory, Inc. (The)	177,524
1,266	Cracker Barrel Old Country Store, Inc.	196,863
4,497	eBay, Inc.	158,519
8,431	Electrolux AB - Series B	221,347
4,733	General Motors Co.	175,878
7,233	Industria de Diseno Textil SA	225,472
368	Kering SA	209,402
82,415	Kingfisher Plc	221,200
3,228	Las Vegas Sands Corp.	199,620
1,141	Starbucks Corp.	96,483
59,126	Super Retail Group Ltd.	387,614
2,134	Target Corp.	228,146
70,812	Truworths International Ltd.	251,044
1,524	Yum! Brands, Inc.	155,006
		3,300,021
Consumer Staples — 6.7%
9,604	Carrefour SA	163,401
1,468	Clorox Co. (The)	216,809
8,390	Coca-Cola European Partners Plc	448,949
2,538	Colgate-Palmolive Co.	174,107
1,594	JM Smucker Co. (The)	168,454
1,650	Kimberly-Clark Corp.	219,252
3,041	Molson Coors Brewing Co. - Class B	160,322
3,021	PepsiCo, Inc.	414,391
1,566	Procter & Gamble Co. (The)	194,983
9,089	Seven & I Holdings Co. Ltd.	345,077
10,683	Tate & Lyle Plc	93,132
		2,598,877
Shares		Value
Diversified Financials — 6.5%
13,926	3i Group Plc	$203,481
879	Goldman Sachs Group, Inc. (The)	187,561
9,576	Invesco, Ltd.	161,068
16,133	Janus Henderson Group Plc	373,156
42,244	Jupiter Fund Management Plc	187,474
865	Moody’s Corp.	190,897
4,379	Morgan Stanley	201,653
2,002	Morningstar, Inc.	324,004
1,896	S&P Global, Inc.	489,149
14,840	UBS Group AG	175,101
		2,493,544
Energy — 3.8%
7,052	Aker BP ASA	194,701
25,142	ARC Resources Ltd.	106,516
13,263	Enagas SA	328,239
3,341	ENI SpA	50,565
17,166	Husky Energy, Inc.	119,905
55,900	MOL Hungarian Oil & Gas Plc	552,536
6,223	Murphy Oil Corp.	128,380
		1,480,842
Health Care — 16.6%
2,872	Abbott Laboratories	240,128
3,959	Agilent Technologies, Inc.	299,894
1,072	Amgen, Inc.	228,604
836	Anthem, Inc.	224,951
40,123	Astellas Pharma, Inc.	690,514
1,383	AstraZeneca Plc	134,378
3,666	Baxter International, Inc.	281,182
1,406	Biogen, Inc.(a)	419,986
2,526	Cerner Corp.	169,545
1,071	CSL Ltd.	189,026
2,906	Danaher Corp.	400,505
30,672	Fleury SA	193,645
8,962	GlaxoSmithKline Plc	205,316
2,805	Koninklijke Philips NV	122,853
2,875	Medtronic Plc	313,088
4,417	Merck & Co., Inc.	382,777
8,101	Novo Nordisk A/S - B Shares	442,430
11,551	Pfizer, Inc.	443,212
1,797	Quest Diagnostics, Inc.	181,946
697	Roche Holding AG	209,701
2,227	Sanofi	205,209
724	Thermo Fisher Scientific, Inc.	218,634
1,637	Zimmer Biomet Holdings, Inc.	226,283
		6,423,807
Industrials — 13.3%
22,306	Brambles Ltd.	184,059
430	Cummins, Inc.	74,166
5,806	Deutsche Post AG	205,595
6,608	Ebara Corp.	198,258
2,200	Fraport AG Frankfurt Airport Services Worldwide	183,877

51

Old Westbury Funds, Inc.
All Cap ESG Fund
Portfolio of Investments - (Continued)	October 31, 2019

Shares		Value
Industrials (continued)
995	General Dynamics Corp.	$175,915
13,983	Hino Motors Ltd.(a)	133,628
1,204	Illinois Tool Works, Inc.	202,970
41,609	Keppel Corp Ltd.	209,811
496	Lockheed Martin Corp.	186,833
2,056	ManpowerGroup, Inc.	186,932
886	MTU Aero Engines AG	236,564
1,334	Norfolk Southern Corp.	242,788
517	Northrop Grumman Corp.	182,232
2,275	Regal-Beloit Corp.	168,464
742	Republic Services, Inc.	64,932
74,843	Royal Mail Plc	205,142
3,000	Ryder System, Inc.	145,889
15,578	Sandvik AB	274,834
1,805	Siemens AG	208,116
6,994	Signify NV	204,683
14,628	SKF AB - B Shares	264,436
1,211	Snap-on, Inc.	196,993
4,655	Sumitomo Heavy Industries Ltd.	146,344
3,506	Thomson Reuters Corp.	235,606
4,937	Toyota Tsusho Corp.	172,354
2,197	Waste Management, Inc.	246,525
		5,137,946
Information Technology — 22.3%
2,033	Accenture Plc - Class A	376,959
2,881	Amdocs Ltd.	187,841
4,067	Apple, Inc.	1,011,707
1,440	Aspen Technology, Inc.(a)	165,758
1,958	Atos SE	151,596
699	Broadcom, Inc.	204,702
1,247	CACI International, Inc. - Class A(a)	279,016
4,784	Canon, Inc.(a)	131,218
1,022	Cisco Systems, Inc.	48,555
5,114	Cognizant Technology Solutions Corp. - Class A	311,647
3,967	CoreLogic, Inc.(a)	160,624
1,925	Fidelity National Information Services, Inc.	253,638
3,031	Fujitsu Ltd.	270,037
8,386	Intel Corp.	474,061
1,249	International Business Machines Corp.	167,029
1,139	Intuit, Inc.	293,293
7,205	Juniper Networks, Inc.	178,828
97,108	Konica Minolta, Inc.	718,486
920	Lam Research Corp.	249,357
2,906	Leidos Holdings, Inc.	250,584
4,501	Micron Technology, Inc.(a)	214,023
3,029	Microsoft Corp.	434,268
1,994	NXP Semiconductor NV	226,678
9,860	ON Semiconductor Corp.(a)	201,143
5,346	Oracle Corp.	291,304
3,556	SAP SE	471,161
Shares		Value
Information Technology (continued)
4,039	Seagate Technology PLC	$234,383
2,238	Synopsys, Inc.(a)	303,809
2,742	Texas Instruments, Inc.	323,529
		8,585,234
Insurance — 5.5%
806	Allianz SE	196,866
2,016	Arthur J Gallagher & Co.	183,900
5,954	AXA SA	157,280
3,959	MetLife, Inc.	185,242
817	Muenchener Rueckversicherungs-Gesellschaft AG	226,889
3,293	Principal Financial Group, Inc.	175,780
4,307	Prudential Financial, Inc.	392,540
2,094	Swiss Re AG	219,270
927	Willis Towers Watson Plc	173,256
592	Zurich Insurance Group AG	231,339
		2,142,362
Materials — 4.4%
8,189	Anglo American Plc	210,201
81,704	Grupo Mexico SAB de CV - Series B	215,723
4,032	Lyondellbasell Industries NV - Class A	361,670
4,669	Newmont Goldcorp Corp.	185,499
1,786	Packaging Corp. of America	195,496
16,885	Polymetal International PLC	276,681
3,980	Teck Resources Ltd. - Class B	62,914
4,975	Westrock Co.	185,916
		1,694,100
Real Estate — 3.6%
20,712	Castellum AB	423,112
110,944	Frasers Centrepoint Trust REIT	224,261
49,251	Hyprop Investments Ltd. REIT(a)	192,304
21,541	Link REIT	234,902
136,625	New World Development Co. Ltd.(a)	195,977
38,044	Swire Properties Ltd.(a)	119,920
		1,390,476
Utilities — 1.0%
15,434	Cia de Saneamento Basico do Estado de Sao Paulo	210,469
1,358	Exelon Corp.	61,775
15,175	Terna Rete Elettrica Nazionale SpA(a)	100,262
		372,506
Total Common Stocks (Cost $36,205,004)		38,290,198

52

Old Westbury Funds, Inc.
All Cap ESG Fund
Portfolio of Investments - (Continued)	October 31, 2019

Shares		Value
INVESTMENT COMPANY — 0.5%
185,411	SEI Daily Income Trust Government II Fund, Class A, 1.68%(b)	$185,411
Total Investment Company (Cost $185,410)		185,411
TOTAL INVESTMENTS — 99.7% (Cost $36,390,414)		$38,475,609
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		99,160
NET ASSETS — 100.0%		$38,574,769

(a)	Non-income producing security.
(b)	The rate shown represents the current yield as of October 31, 2019.

The following abbreviation is used in the report:

REIT- Real Estate Investment Trust

53

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Condensed Portfolio of Investments
October 31, 2019

Shares		Value
COMMON STOCKS** — 91.0%
ARGENTINA — 0.2%
19,694	Other Securities	$10,270,815
AUSTRALIA — 2.2%
10,000	Gbst Holdings Ltd(a)(b)	24,127
46,460,672	Other Securities	136,769,042
111,348	Quintis Ltd.(a)(b)	0
521,584	Virgin Australia Holdings Ltd. - CVR Shares(a)(b)	0
		136,793,169
AUSTRIA — 0.1%
344,201	Other Securities	8,458,214
BELGIUM — 0.7%
12,200	Deceuninck NV- VVPR Strip(a)(b)	0
770,149	Other Securities	41,984,961
		41,984,961
BERMUDA — 0.7%
404,626	Argo Group International Holdings Ltd.	25,034,211
359,882	Other Securities	16,929,586
		41,963,797
BRAZIL — 0.3%
2,825,481	Other Securities	15,979,341
CAMBODIA — 0.0%
28,000	Other Securities	51,026
CANADA — 2.3%
992,600	Dollarama, Inc.	33,393,141
7,665,031	Other Securities	88,115,065
545,000	Ritchie Bros Auctioneers, Inc.	22,410,400
		143,918,606
CAYMAN ISLANDS — 0.0%
38,300	Other Securities	671,782
CHILE — 0.0%
11,643,822	Other Securities	1,206,671
CHINA — 2.3%
70,000	China Animal Healthcare Ltd.(a)(b)	3,350
79,500	China Huiyuan Juice Group Ltd.(a)(b)	18,972
164,000	China Taifeng Beddings Holdings Ltd.(a)(b)	0
302,000	CT Environmental Group Ltd.(a)(b)	9,828
63,000	Harmonicare Medical Holdings Ltd(a)(b)	12,301
68,000	HOSA International Ltd.(a)(b)	472
180,934,068	Other Securities	142,943,373
261,000	Qunxing Paper Holdings Co. Ltd.(a)(b)	12,590
67,000	Real Gold Mining Ltd.(a)(b)	2,249
Shares		Value
CHINA (continued)
230,000	Springland International Holdings Ltd.(a)	$41,386
255,000	Tenwow International Holdings Ltd.(a)(b)	2,320
201,000	Trony Solar Holdings Co. Ltd.(a)(b)	0
104,500	Youyuan International Holdings Ltd.(a)(b)	3,467
40,000	Zhejiang Glass Co. Ltd. - H Shares(a)(b)	0
		143,050,308
CZECH REPUBLIC — 0.0%
282,500	Other Securities	1,267,013
DENMARK — 0.9%
8,231	Amagerbanken A/S(a)(b)	0
1,157,964	Other Securities	56,096,524
		56,096,524
FAEROE ISLANDS — 0.0%
2,103	Other Securities	100,872
FINLAND — 0.2%
967,201	Other Securities	15,860,228
FRANCE — 1.0%
3,531,818	Other Securities	61,056,414
GABON — 0.0%
311	Other Securities	45,092
GEORGIA — 0.0%
8,312	Other Securities	117,410
GERMANY — 1.1%
2,679,317	Other Securities	68,764,615
GIBRALTAR — 0.0%
11,850	Other Securities	27,568
GREECE — 0.2%
96	Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products(a)(b)	0
5,727,676	Other Securities	12,025,585
22,848	Proton Bank SA(a)(b)	0
12,534	T Bank SA(a)(b)	0
31,091	TT Hellenic Postbank SA(a)(b)	0
		12,025,585
HONG KONG — 1.0%
74,000	Associated International Hotels Ltd.	188,873
504,000	Bel Global Resources Holdings Ltd.(a)(b)	0
289,000	Brightoil Petroleum Holdings Ltd.(a)(b)	55,322

54

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Condensed Portfolio of Investments - (Continued)
October 31, 2019

Shares		Value
HONG KONG (continued)
28,000	Camsing International Holding, Ltd.(a)	$4,145
525,600	China Fiber Optic Network System Group Ltd.(a)(b)	3,521
6,603,000	China High Precision Automation Group Ltd.(a)(b)	0
193,200	China Metal Recycling Holdings Ltd.(a)(b)	0
244,000	DBA Telecommunication Asia Holdings Ltd.(a)(b)	11,851
168,234	EganaGoldpfeil Holdings Ltd.(a)(b)	0
166,000	Hsin Chong Group Holdings Ltd.(a)(b)	7,415
220,000	Hua Han Health Industry Holdings Ltd.(a)(b)	14,880
429,000	Mingfa Group International Co. Ltd.(a)(b)	3,082
148,006,979	Other Securities	61,599,561
1,340,246	Pacific Andes International Holdings Ltd.(a)(b)	4,686
48,000	Peace Mark Holdings Ltd.(a)(b)	0
182,386	SMI Holdings Group Ltd.(a)(b)	11,638
44,000	Up Energy Development Group Ltd.(a)(b)	136
		61,905,110
HUNGARY — 0.0%
42,758	Other Securities	639,122
INDIA — 0.5%
297	Aarti Surfactants Ltd.(a)(b)	890
56,756	Chennai Super Kings Cricket Ltd.(a)(b)	338
2,835	Hemisphere Properties India Ltd.(a)(b)	6,667
15,483,672	Other Securities	34,655,812
		34,663,707
INDONESIA — 0.1%
9,876,000	Bakrie Telecom Tbk PT(a)(b)	26,384
74,548,482	Other Securities	6,027,336
4,875,000	Truba Alam Manunggal Engineering PT(a)(b)	0
		6,053,720
IRELAND — 1.2%
576,745	Allegion Plc	66,925,490
4,646	Datalex Plc(a)(b)	3,560
369,974	Other Securities	7,036,762
		73,965,812
ISLE OF MAN — 0.0%
45,738	Other Securities	371,039
Shares		Value
ISRAEL — 0.7%
6,801,973	Other Securities	$45,792,475
ITALY — 1.0%
1,779	Mariella Burani SpA(a)(b)	0
11,849,891	Other Securities	65,334,807
6,610	Uni Land SpA(a)(b)	0
		65,334,807
JAPAN — 8.1%
31,292,975	Other Securities	505,717,469
JERSEY CHANNEL ISLANDS — 0.3%
323,930	Other Securities	19,774,844
JORDAN — 0.0%
3,419	Other Securities	89,019
LIECHTENSTEIN — 0.0%
1,019	Other Securities	91,486
LUXEMBOURG — 0.0%
62,228	Other Securities	1,457,867
MACAU — 0.0%
16,400	Other Securities	26,078
MALAYSIA — 0.1%
7,888,281	Other Securities	3,811,424
MALTA — 0.0%
14,841	Other Securities	107,530
MEXICO — 0.1%
2,827,829	Other Securities	4,245,303
MONACO — 0.0%
1,900	Other Securities	34,405
MONGOLIA — 0.0%
71,450	Other Securities	6,656
NETHERLANDS — 0.6%
1,935,427	Other Securities	38,029,036
86,230	SNS REAAL NV(a)(b)	0
		38,029,036
NEW ZEALAND — 0.3%
6,753	CBL Corp. Ltd.(a)(b)	2,574
2,948,708	Other Securities	21,725,435
		21,728,009
NORWAY — 0.2%
1,845,393	Other Securities	11,039,145
PERU — 0.1%
312,163	Other Securities	4,548,139
PHILIPPINES — 0.0%
4,047	Altus San Nicolas Corp.(a)(b)	413
7,591,644	Other Securities	2,206,269
		2,206,682
POLAND — 0.2%
6,148,453	Other Securities	11,461,884
55

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Condensed Portfolio of Investments - (Continued)
October 31, 2019

Shares		Value
PORTUGAL — 0.1%
1,231,589	Banco Espirito Santo SA(a)(b)	$0
1,995,248	Other Securities	5,987,661
		5,987,661
PUERTO RICO — 0.1%
140,700	Other Securities	4,304,013
QATAR — 0.1%
4,485,916	Other Securities	3,771,156
ROMANIA — 0.0%
3,908	Other Securities	34,010
RUSSIA — 0.6%
4,105,567,739	Other Securities	40,951,999
SAUDI ARABIA — 0.0%
963,836	Other Securities	3,094,309
SINGAPORE — 0.3%
21,700	Best World International Ltd.(a)	16,126
88,000	CW Group Holdings Ltd.(a)(b)	486
584,900	Ezion Holdings Ltd.(a)(b)	6,922
92,950	Jurong Technologies Industrial Corp. Ltd.(a)(b)	0
400,600	Midas Holdings Ltd.(a)(b)	10,601
18,953,980	Other Securities	16,627,492
		16,661,627
SOUTH AFRICA — 0.6%
8,160,692	Other Securities	36,339,822
3,369	Tongaat Hulett Ltd.(a)(b)	2,209
		36,342,031
SOUTH KOREA — 1.1%
4,283,881	Other Securities	70,722,981
SPAIN — 0.4%
20,024	Caja de Ahorros del Mediterraneo(a)(b)	0
3,443,287	Other Securities	25,628,499
		25,628,499
SWEDEN — 1.2%
6,872,496	Other Securities	72,459,399
SWITZERLAND — 0.8%
1,859,945	Other Securities	50,814,028
TAIWAN — 1.6%
147,705,433	Other Securities	102,387,804
121,000	Prodisc Technology, Inc.(a)(b)	0
10,961	Sino-American Electronic Co. Ltd.(a)(b)	0
44,673	Wintek Corp.(a)(b)	504
		102,388,308
THAILAND — 0.1%
49,290,841	Other Securities	8,125,934
Shares		Value
TURKEY — 0.4%
24,265,886	Other Securities	$25,393,661
UKRAINE — 0.0%
4,290	Other Securities	47,721
UNITED ARAB EMIRATES — 0.0%
3,359,402	Other Securities	867,791
UNITED KINGDOM — 4.2%
129,757	Afren Plc(a)(b)	0
23,025	Carclo Plc(a)(b)	3,191
87,391	Carillion Plc(a)(b)	0
362,034	Mcbride PLC(a)(b)	469
2,830,105	Ocado Group Plc(b)	48,720,962
29,219,113	Other Securities	178,438,765
5,827	Patisserie Holdings Plc(a)(b)	0
6,327,066	Rentokil Initial Plc	37,249,854
		264,413,241
UNITED STATES — 52.7%
339,197	Advance Auto Parts, Inc.	55,112,729
291,049	Alnylam Pharmaceuticals, Inc.(b)	25,245,590
232,522	ANSYS, Inc.(b)	51,189,718
842,800	AO Smith Corp.	41,870,304
348,412	AptarGroup, Inc.	41,164,878
610,000	Avanos Medical, Inc.(b)	26,864,400
471,795	Blackline, Inc.(b)	22,051,698
150,700	Burlington Stores, Inc.(b)	28,960,019
161,930	Cabot Microelectronics Corp.	24,470,862
319,200	CDW Corp.	40,828,872
352,400	CONMED Corp.	38,771,048
200,994	Cooper Cos., Inc. (The)	58,489,254
731,915	CoreLogic, Inc.(b)	29,635,238
478,520	Dover Corp.	49,713,443
263,908	Equifax, Inc.	36,078,863
2,210,100	Hostess Brands, Inc.(b)	28,245,078
1,277,555	IAA, Inc.(b)	48,738,723
217,530	IDEX Corp.	33,832,441
330,109	Ingredion, Inc.	26,078,611
560,005	Integra LifeScience Holdings Corp.(b)	32,513,890
275,000	John Bean Technologies Corp.	28,261,750
1,068,655	KAR Auction Services, Inc.	26,566,763
138,935	L3Harris Technologies, Inc.	28,663,680
199,055	Laboratory Corp of America Holdings(b)	32,798,292
186,400	Lancaster Colony Corp.	25,943,152
110,579	LendingTree, Inc.(b)	39,791,853
92,726	MarketAxess Holdings, Inc.	34,177,876
296,100	MSA Safety, Inc.	35,552,727
544,310	Nasdaq, Inc.	54,305,809
48,550,036	Other Securities	1,723,373,328
1,600,000	Pure Storage, Inc. - Class A(b)	31,136,000
325,000	Q2 Holdings, Inc.(b)	23,234,250
16,814,350	Samsonite International SA	34,633,147

56

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Condensed Portfolio of Investments - (Continued)
October 31, 2019

Shares		Value
UNITED STATES (continued)
425,500	Sensient Technologies Corp.	$26,619,280
566,770	Six Flags Entertainment Corp.	23,912,026
312,080	STERIS Plc	44,181,166
411,855	Synopsys, Inc.(b)	55,909,316
446,556	Teladoc Health, Inc.(b)	34,206,190
156,233	Teleflex, Inc.	54,276,907
355,000	UMB Financial Corp.	23,167,300
269,795	Verisk Analytics, Inc.	39,039,337
1,615,000	Welbilt, Inc.(b)	30,620,400
218,640	West Pharmaceutical Services, Inc.	31,449,178
1,006,690	Wyndham Hotels & Resorts, Inc.	54,331,059
1,827,044	Yext, Inc.(b)	30,073,144
		3,306,079,589
VIETNAM — 0.0%
1,811,078	Other Securities	1,359,243
Total Common Stocks (Cost $4,844,227,433)		5,712,257,980
INVESTMENT COMPANY — 0.8%
48,423,912	SEI Daily Income Trust Government II Fund, Class A 1.68%(c)	48,423,912
Total Investment Company (Cost $48,423,911)		48,423,912
EXCHANGE-TRADED FUNDS — 4.3%
598,400	iShares Russell 2000 Index Fund	93,021,280
3,102,000	VanEck Vectors Gold Miners ETF	87,321,300
2,398,000	VanEck Vectors Junior Gold Miners ETF	94,025,580
Total Exchange-Traded Funds (Cost $246,553,260)		274,368,160
RIGHTS/WARRANTS**— 0.0%
AUSTRALIA — 0.0%
1,710	Centrebet Litigation Rights, 12/01/49(a)(b)	—
1,710	Centrebet Litigation Units(a)(b)	—
		—
AUSTRIA — 0.0%
9,812	Intercell Contigent Value Rights AG, Expire 05/22/29(a)(b)	—
HONG KONG — 0.0%
600	Other Securities	—
INDONESIA — 0.0%
796,300	Other Securities	7,602
Shares		Value
ITALY — 0.0%
63,364	Other Securities	$6,290
SINGAPORE — 0.0%
169,647	Other Securities	—
62,430	Other Securities	4,130
		4,130
SPAIN — 0.0%
4,051	Other Securities	17,327
TAIWAN — 0.0%
1,983	Other Securities	694
THAILAND — 0.0%
1,036,874	Other Securities	1,374
64,900	Other Securities	—
		1,374
UNITED KINGDOM — 0.0%
128,742	GVC Holdings Plc - CVR Shares, Rights, Expire 12/31/30(a)(b)	—
UNITED STATES — 0.0%
9,600	Ligand Pharmaceuticals Contingent Value Rights(a)(b)	—
Total Rights/Warrants (Cost $1,824)		$37,417

57

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Condensed Portfolio of Investments - (Continued)
October 31, 2019

Principal Amount		Value
U.S. GOVERNMENT AGENCIES — 2.4%
Federal Home Loan Bank — 2.4%
21,000,000	0.37%, 11/01/2007(b)(d)	$21,000,000
25,000,000	1.69%, 12/10/2015(b)(d)	24,954,771
75,000,000	1.71%, 12/12/2019(b)(d)	74,857,355
29,000,000	1.81%, 11/19/2019(b)(d)	28,975,640
Total U.S. Government Agencies (Cost $149,781,542)		149,787,766

Shares
CASH SWEEP — 0.9%
58,098,722	Citibank - US Dollars on Deposit in Custody Account, 0.12%(b)(c)	58,098,722
Total Cash Sweep (Cost $58,098,722)		58,098,722
TOTAL INVESTMENTS — 99.4% (Cost $5,347,086,692)		$6,242,973,957
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%		35,467,096
NET ASSETS — 100.0%		$6,278,441,053

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The Aggregate value of the fair valued securities is $329,072 which is 0.01% of net assets and the cost is $6,028,242.
(b)	Non-income producing security.
(c)	The rate shown represents the current yield as of October 31, 2019.
(d)	The rate represents the annualized yield at time of purchase.
**	“Other Securities” represents issuers not identified as a top 50 holding in terms of market value, issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively, or any issuers not classified as Level 3 investments, as of October 31, 2019.

This Condensed Portfolio of Investments does not reflect the complete portfolio holdings of the Fund. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” rep-

resent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission(“SEC”). The complete Portfolio of Investments is available(i) without charge, upon request, by calling (800) 607-2200;and (ii) on the SEC’s website at http://www.sec.gov.

Level 3 common stocks and rights with a value of $329,072 (cost of 6,028,242) or 0.01% of net assets were fair valued by the Board of Directors.

The following abbreviations are used in the report:

ADR — American Depositary Receipt

CVR — Contingent Value Rights

ETF — Exchange Traded Fund

REIT — Real Estate Investment Trust

VVPR — Voter Verified Paper Record

Portfolio Diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
Industrials	17.2%
Information Technology	15.2
Health Care	14.7
Consumer Discretionary	13.7
Banks	7.4
Materials	5.7
Consumer Staples	4.6
Diversified Financials	3.9
Real Estate	3.5
Utilities	2.5
Insurance	2.5
Energy	1.3
Telecommunication Services	1.9
Other*	5.9
Total	100.0%

*	Includes cash and equivalents, exchange traded funds, rights/warrants, U.S. government agencies, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

58

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments	October 31, 2019

Shares		Value
EXCHANGE-TRADED FUNDS — 1.5%
UNITED STATES — 1.5%
375,000	iShares Short-Term Corporate Bond ETF	$20,167,500
741,500	Vanguard Short-Term Corporate Bond ETF	60,261,705

Total Exchange-Traded Funds (Cost $79,799,907)		80,429,205

Contracts
CALL OPTIONS PURCHASED — 0.3%
20,000	Invesco QQQ Trust Series 1, Strike $198.00, Expires 11/01/19, (Notional amount $400,000,000)	880,000
100,000	iShares China Large-Cap ETF, Strike $43.00, Expires 11/15/19, (Notional amount $430,000,000)	700,000
50,000	iShares MSCI EAFE ETF, Strike $67.50, Expires 11/15/19, (Notional amount $337,500,000)	2,300,000
50,000	iShares MSCI Emerging Markets ETF, Strike $43.00, Expires 11/08/19, (Notional amount $215,000,000)	800,000
1,000	S&P 500 Index, Strike $3,030.00, Expires 11/06/19, (Notional amount $303,000,000)	1,890,000
1,500	S&P 500 Index, Strike $3,070.00, Expires 11/13/19, (Notional amount $460,500,000)	1,110,000
50,000	VanEck Vectors Gold Miners ETF, Strike $28.50, Expires 11/15/19, (Notional amount $142,500,000)	2,450,000
50,000	VanEck Vectors Gold Miners ETF, Strike $29.00, Expires 12/06/19, (Notional amount $145,000,000)	3,200,000
Total Call Options Purchased (Cost $15,610,334)		13,330,000

PUT OPTIONS PURCHASED — 0.0%
1,000	S&P 500 Index, Strike $2,900.00, Expires 11/22/19, (Notional amount $290,000,000)	750,000
Total Put Options Purchased (Cost $4,044,238)		750,000
Principal Amount		Value
BANK LOANS — 0.4%
UNITED STATES — 0.4%
$3,181,818	Caliber Home Loans, Inc., 0.00%, 04/24/21(a)(b)	$3,173,863
5,473,605	Lstar 19-1 Securities Financing, (LIBOR + 2.000%), 2.44%, 05/30/22(a)(b)	5,473,605
8,000,000	Rntr Seer Financing, (LIBOR + 2.375%), 4.49%, 12/20/21(a)(b)	7,980,000
5,173,708	Roundpoint Mortgage Servicing Corp., (LIBOR + 3.375%), 3.38%, 08/27/20(a)(b)	5,171,639
Total Bank Loans (Cost $21,829,131)		21,799,107

CORPORATE BONDS — 4.5%
AUSTRALIA — 0.0%
280,000	Commonwealth Bank of Australia, 3.74%, 09/12/39(c)	280,872
325,000	Macquarie Bank Ltd., 6.63%, 04/07/21(c)	344,231
1,000,000	National Australia Bank Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.880%, 3.93%, 08/02/34(c)(d)	1,034,362
		1,659,465
BERMUDA — 0.0%
1,250,000	Ooredoo International Finance Ltd., 5.00%, 10/19/25(c)	1,393,750
BRAZIL — 0.2%
500,000	BRF SA, 4.75%, 05/22/24(c)	518,250
578,000	BRF SA, 4.88%, 01/24/30(c)	576,497
1,500,000	CSN Resources SA, 6.50%, 07/21/20(c)	1,526,250
1,000,000	Globo Comunicacao e Participacoes SA, 4.84%, 06/08/25(c)	1,032,510
1,500,000	Nexa Resources SA, 5.38%, 05/04/27(c)	1,593,765
750,000	Vale Overseas Ltd., 6.25%, 08/10/26	873,900
1,000,000	Vale Overseas Ltd., 6.88%, 11/21/36	1,272,000
		7,393,172

59

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	October 31, 2019

Principal Amount		Value
CANADA — 0.1%
$1,050,000	1011778 BC ULC / New Red Finance, Inc., 5.00%, 10/15/25(a)	$1,076,250
1,000,000	Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 6.25%, 09/15/27(a)	1,020,000
1,000,000	Mercer International, Inc., 7.38%, 01/15/25	1,037,500
125,000	Telesat Canada / Telesat LLC, 6.50%, 10/15/27(a)	130,506
		3,264,256
CAYMAN ISLANDS — 0.2%
5,178,529	Ambac LSNI LLC, (3 mo. LIBOR US + 5.000%, 7.10%, 02/12/23(a)(e)	5,217,368
500,000	Banco do Brasil SA, (10 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 7.780%, 8.50%, 04/20/68(c)(d)	525,300
1,000,000	DP World Crescent Ltd., 4.85%, 09/26/28(c)	1,090,000
260,000	Emaar Sukuk Ltd., 3.88%, 09/17/29(c)	253,467
600,000	HPHT Finance 17 Ltd., 2.75%, 09/11/22	600,971
750,000	Itau Unibanco Holding SA, 5.13%, 05/13/23(c)	795,375
1,000,000	MAF Global Securities Ltd., (5 yr. Swap Semi 30/360 US + 3.480%, 5.50%, 09/07/68(c)(d)	1,002,500
427,082	SPARC EM SPC Panama Metro Line 2 SP, 0.00%, 12/05/22(c)(f)	408,935
		9,893,916
CHILE — 0.1%
660,000	Corp. Nacional del Cobre de Chile, 3.00%, 09/30/29(c)	658,396
1,000,000	Corp. Nacional del Cobre de Chile, 4.25%, 07/17/42(c)	1,071,064
600,000	Inversiones CMPC SA, 4.38%, 04/04/27(c)	621,561
		2,351,021
COLOMBIA — 0.1%
1,100,000	Bancolombia SA, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.930%, 4.88%, 10/18/27(d)	1,131,636
850,000	Grupo de Inversiones Suramericana SA, 5.50%, 04/29/26(c)	947,759
		2,079,395
Principal Amount		Value
FRANCE — 0.0%
$500,000	Constellium NV, 5.88%, 02/15/26(a)	$521,250
GUATEMALA — 0.0%
1,000,000	Central American Bottling Corp., 5.75%, 01/31/27(c)	1,055,010
HONG KONG — 0.0%
1,000,000	Bank of East Asia Ltd. (The), (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.830%, 5.50%, 06/02/68(c)(d)	1,004,878
897,000	Health & Happiness H&H International Holdings Ltd., 7.25%, 06/21/21(c)	912,787
		1,917,665
INDIA — 0.0%
500,000	Delhi International Airport Ltd., 6.13%, 02/03/22(c)	523,304
600,000	Indian Railway Finance Corp. Ltd., 3.73%, 03/29/24(c)	623,718
		1,147,022
IRELAND — 0.0%
1,775,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 6.00%, 02/15/25(a)	1,863,750
ISLE OF MAN — 0.0%
1,000,000	Gold Fields Orogen Holdings BVI Ltd., 6.13%, 05/15/29(c)	1,130,000
ISRAEL — 0.0%
1,500,000	Israel Electric Corp. Ltd., 4.25%, 08/14/28(a)(c)	1,627,365
LUXEMBOURG — 0.1%
500,000	Altice Financing SA, 6.63%, 02/15/23(a)	513,600
1,050,000	DH Europe Finance II Sarl, 3.40%, 11/15/49	1,071,855
771,000	DH Europe Finance II Sarl, 2.60%, 11/15/29	778,951
1,000,000	Gazprom OAO Via Gaz Capital SA, 5.15%, 02/11/26(c)	1,090,844
450,000	Millicom International Cellular SA, 6.25%, 03/25/29(c)	491,054
1,670,000	Rede D’or Finance Sarl, 4.95%, 01/17/28(c)	1,688,788
276,000	Ultrapar International SA, 5.25%, 10/06/26(c)	295,568
800,000	Ultrapar International SA, 5.25%, 06/06/29(c)	832,000
		6,762,660

60

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	October 31, 2019

Principal Amount		Value
MEXICO — 0.1%
$800,000	America Movil SAB de CV, 6.13%, 03/30/40	$1,081,641
850,000	Grupo Bimbo SAB de CV, 4.70%, 11/10/47(c)	910,828
200,000	Grupo Bimbo SAB de CV, 4.00%, 09/06/49(c)	190,884
1,000,000	Grupo Televisa SAB, 5.25%, 05/24/49	1,094,232
1,100,000	Sigma Alimentos SA de CV, 4.13%, 05/02/26(c)	1,146,761
		4,424,346
NETHERLANDS — 0.1%
280,000	Braskem Netherlands Finance BV, 4.50%, 01/31/30(c)	277,480
500,000	Lukoil International Finance BV, 4.56%, 04/24/23(c)	527,966
900,000	MDC-GMTN BV, 4.50%, 11/07/28(c)	1,013,625
1,000,000	Myriad International Holdings BV, 5.50%, 07/21/25(c)	1,114,856
500,000	Stars Group Holdings BV / Stars Group US Co.-Borrower LLC, 7.00%, 07/15/26(a)	539,375
1,500,000	VEON Holdings BV, 4.95%, 06/16/24(c)	1,596,435
		5,069,737
PERU — 0.0%
500,000	Southern Copper Corp., 3.88%, 04/23/25	523,921
SAUDI ARABIA — 0.0%
400,000	Saudi Arabian Oil Co., 3.50%, 04/16/29(c)	415,495
400,000	Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/43(c)	453,000
550,000	Saudi Electricity Global Sukuk Co. 4, 4.72%, 09/27/28(c)	614,625
		1,483,120
SINGAPORE — 0.1%
1,060,000	BOC Aviation Ltd., 3.00%, 09/11/29(c)	1,042,528
1,000,000	Jubilant Pharma Ltd., 6.00%, 03/05/24(c)	1,037,921
		2,080,449
SOUTH KOREA — 0.0%
550,000	KDB Life Insurance Co. Ltd., 7.50%, 11/21/67(c)	547,927
200,000	Kia Motors Corp., 3.50%, 10/25/27(c)	203,604
Principal Amount		Value
SOUTH KOREA (continued)
$500,000	Shinhan Bank Co., Ltd., 4.00%, 04/23/29(c)	$529,568
		1,281,099
UNITED ARAB EMIRATES — 0.1%
3,175,000	DAE Funding LLC, 5.00%, 08/01/24(a)	3,314,065
523,800	Emirates Airline, 4.50%, 02/06/25(c)	533,726
		3,847,791
UNITED KINGDOM — 0.1%
1,400,000	AngloGold Ashanti Holdings Plc, 6.50%, 04/15/40	1,585,178
1,375,000	Jaguar Land Rover Automotive Plc, 3.50%, 03/15/20(a)	1,371,563
500,000	State Bank of India/London, 4.38%, 01/24/24(c)	527,126
		3,483,867
UNITED STATES — 3.2%
500,000	Advanced Drainage Systems, Inc., 5.00%, 09/30/27(a)	511,250
2,000,000	Alcon Finance Corp., 3.00%, 09/23/29(a)	2,041,112
280,122	Ambac Assurance Corp., 5.10%, 06/07/20(a)	406,177
1,775,000	American Tower Corp., 3.70%, 10/15/49	1,763,539
3,050,000	American Tower Corp., REIT, 3.80%, 08/15/29	3,260,550
475,000	AMN Healthcare, Inc., 4.63%, 10/01/27(a)	483,849
950,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/46	1,139,585
2,850,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.70%, 02/01/36	3,309,185
1,850,000	Anheuser-Busch InBev Worldwide, Inc., 4.75%, 01/23/29	2,150,082
1,750,000	Anheuser-Busch InBev Worldwide, Inc., 4.60%, 04/15/48	1,996,917
1,250,000	Anheuser-Busch InBev Worldwide, Inc., 5.55%, 01/23/49	1,650,760
850,000	Anheuser-Busch InBev Worldwide, Inc., 4.75%, 04/15/58	999,634
1,000,000	Apple, Inc., 3.00%, 11/13/27	1,056,844

61

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	October 31, 2019

Principal Amount		Value
UNITED STATES (continued)
$1,000,000	Aramark Services, Inc., 5.13%, 01/15/24	$1,031,010
325,000	Ashtead Capital, Inc., 4.00%, 05/01/28(a)	326,219
325,000	Ashtead Capital, Inc., 4.25%, 11/01/29(a)	328,250
1,975,000	AT&T, Inc., 4.30%, 02/15/30	2,172,200
1,975,000	AT&T, Inc., 4.50%, 05/15/35	2,178,710
2,500,000	Avantor, Inc., 6.00%, 10/01/24(a)	2,672,200
500,000	Avantor, Inc., 9.00%, 10/01/25(a)	558,600
275,000	Bausch Health Cos, Inc., 6.50%, 03/15/22(a)	282,906
1,000,000	Bausch Health Cos, Inc., 6.13%, 04/15/25(a)	1,038,125
2,000,000	Bausch Health Cos, Inc., 5.50%, 11/01/25(a)	2,090,020
1,000,000	Bausch Health Cos, Inc., 5.75%, 08/15/27(a)	1,085,938
1,000,000	BCD Acquisition, Inc., 9.63%, 09/15/23(a)	1,028,770
1,000,000	Berry Global, Inc., 5.50%, 05/15/22	1,013,750
2,400,000	Berry Global, Inc., 5.63%, 07/15/27(a)	2,526,000
1,350,000	Bristol-Myers Squibb Co., 3.40%, 07/26/29(a)	1,452,042
500,000	Caesars Resort Collection LLC / CRC Finco, Inc., 5.25%, 10/15/25(a)	511,875
2,000,000	Calpine Corp., 5.75%, 01/15/25	2,052,500
1,700,000	Caterpillar, Inc., 2.60%, 09/19/29	1,731,362
2,700,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.38%, 05/01/25(a)	2,801,250
1,000,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.00%, 02/01/28(a)	1,045,900
325,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.38%, 06/01/29(a)	346,938
2,100,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 03/01/30(a)	2,141,370
175,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, 09/30/22	177,406
2,000,000	Centene Corp., 5.38%, 06/01/26(a)	2,117,000
Principal Amount		Value
UNITED STATES (continued)
$1,425,000	CF Industries, Inc., 3.40%, 12/01/21(a)	$1,448,792
525,000	Charles River Laboratories International, Inc., 4.25%, 05/01/28(a)	534,896
1,800,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.05%, 03/30/29	2,029,892
1,600,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.38%, 10/23/35	1,967,170
925,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.75%, 04/01/48	1,063,142
1,250,000	Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27	1,346,875
1,000,000	Cheniere Energy Partners LP, 5.25%, 10/01/25	1,035,000
525,000	Cheniere Energy Partners LP, 4.50%, 10/01/29(a)	534,844
700,000	Cigna Corp., 3.75%, 07/15/23	733,277
525,000	Clear Channel Worldwide Holdings, Inc., 5.13%, 08/15/27(a)	546,488
430,000	Clearway Energy Operating LLC, 5.38%, 08/15/24	435,913
1,000,000	Clearway Energy Operating LLC, 5.75%, 10/15/25	1,026,250
1,477,000	Comcast Corp., 3.45%, 02/01/50	1,515,554
1,525,000	Comcast Corp., 4.15%, 10/15/28	1,722,611
2,275,000	Comcast Corp., 4.70%, 10/15/48	2,801,522
1,500,000	CommScope, Inc., 6.00%, 03/01/26(a)	1,541,250
1,525,000	Concho Resources, Inc., 4.38%, 01/15/25	1,576,106
900,000	Concho Resources, Inc., 4.30%, 08/15/28	971,199
1,425,000	Constellation Brands, Inc., 4.75%, 11/15/24	1,579,741
1,400,000	Constellation Brands, Inc., 4.75%, 12/01/25	1,572,315
1,025,000	Constellation Brands, Inc., 4.65%, 11/15/28	1,170,583
2,125,000	Constellation Brands, Inc., 3.15%, 08/01/29	2,163,947
1,275,000	Constellation Brands, Inc., 4.10%, 02/15/48	1,351,196

62

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	October 31, 2019

Principal Amount		Value
UNITED STATES (continued)
$875,000	Crown Castle International Corp., 3.65%, 09/01/27	$929,562
2,100,000	Crown Castle International Corp., REIT, 3.15%, 07/15/23	2,152,235
900,000	Crown Castle International Corp., REIT, 3.10%, 11/15/29	914,532
1,275,000	Crown Castle International Corp., REIT, 4.00%, 11/15/49	1,331,636
2,000,000	CSC Holdings LLC, 6.63%, 10/15/25(a)	2,130,000
1,200,000	CSC Holdings LLC, 5.75%, 01/15/30(a)	1,261,500
2,025,000	CVS Health Corp., 3.70%, 03/09/23	2,111,278
1,300,000	CVS Health Corp., 3.00%, 08/15/26	1,321,818
850,000	CVS Health Corp., 4.30%, 03/25/28	924,491
1,325,000	CVS Health Corp., 3.25%, 08/15/29	1,338,698
750,000	Deutsche Bank AG/New York NY, 4.25%, 10/14/21	770,912
2,000,000	Diamond Sports Group LLC / Diamond Sports Finance Co., 5.38%, 08/15/26(a)	2,090,000
400,000	Diamond Sports Group LLC / Diamond Sports Finance Co., 6.63%, 08/15/27(a)	412,000
200,000	Diamondback Energy, Inc., 4.75%, 11/01/24	206,750
3,150,000	Discovery Communications LLC, 2.95%, 03/20/23	3,208,573
1,550,000	Energy Transfer Operating LP, 4.25%, 03/15/23	1,624,747
1,225,000	Equinix, Inc., 5.88%, 01/15/26	1,301,195
200,000	Equinix, Inc., 5.38%, 05/15/27	217,000
2,250,000	Ford Motor Credit Co. LLC, 4.06%, 11/01/24	2,257,695
875,000	Ford Motor Credit Co. LLC, 5.11%, 05/03/29	886,068
950,000	Fox Corp., 4.03%, 01/25/24(a)	1,015,245
1,000,000	Gray Television, Inc., 5.13%, 10/15/24(a)	1,036,250
500,000	Greif, Inc., 6.50%, 03/01/27(a)	537,500
1,000,000	H&E Equipment Services, Inc., 5.63%, 09/01/25	1,051,250
1,300,000	HCA, Inc., 5.25%, 04/15/25	1,446,410
Principal Amount		Value
UNITED STATES (continued)
$1,200,000	HCA, Inc., 5.25%, 06/15/49	$1,327,956
2,277,000	Hologic, Inc., 4.38%, 10/15/25(a)	2,332,855
875,000	Home Depot, Inc. (The), 2.95%, 06/15/29	923,045
1,275,000	Home Depot, Inc. (The), 4.50%, 12/06/48	1,599,387
800,000	iStar, Inc., REIT, 4.75%, 10/01/24	825,000
1,000,000	Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp., 6.75%, 11/15/21(a)	1,021,250
500,000	JB Poindexter & Co., Inc., 7.13%, 04/15/26(a)	521,250
1,210,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 6.50%, 04/15/29(a)	1,346,161
1,000,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 5.50%, 01/15/30(c)	1,076,250
1,025,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.00%, 06/01/24(a)	1,063,438
600,000	Kinder Morgan Energy Partners LP, 4.30%, 05/01/24	641,040
1,975,000	Kraft Heinz Foods Co., 3.75%, 04/01/30(a)	2,018,593
1,000,000	Lamar Media Corp., 5.75%, 02/01/26	1,061,250
1,229,000	Level 3 Financing, Inc., 5.38%, 01/15/24	1,253,580
450,000	Live Nation Entertainment, Inc., 4.75%, 10/15/27(a)	469,170
350,000	Marriott Ownership Resorts, Inc., 4.75%, 01/15/28(a)	357,980
700,000	Mauser Packaging Solutions Holding Co., 5.50%, 04/15/24(a)	720,125
600,000	Microsoft Corp., 3.30%, 02/06/27	649,479
325,000	Midcontinent Communications / Midcontinent Finance Corp., 5.38%, 08/15/27(a)	340,438
575,000	MPT Operating Partnership LP / MPT Finance Corp., 4.63%, 08/01/29	599,806
100,000	Nexstar Broadcasting, Inc., 5.88%, 11/15/22	101,500
625,000	Nexstar Broadcasting, Inc., 5.63%, 08/01/24(a)	652,113
1,025,000	NextEra Energy Operating Partners LP, 4.25%, 07/15/24(a)	1,052,880

63

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	October 31, 2019

Principal Amount		Value
UNITED STATES (continued)
$650,000	Outfront Media Capital LLC / Outfront Media Capital Corp., 5.63%, 02/15/24	$667,063
500,000	Outfront Media Capital LLC / Outfront Media Capital Corp., 5.00%, 08/15/27(a)	523,765
600,000	PayPal Holdings, Inc., 2.65%, 10/01/26	607,258
2,650,000	PayPal Holdings, Inc., 2.85%, 10/01/29	2,665,825
225,000	Performance Food Group, Inc., 5.50%, 10/15/27(a)	237,938
375,000	Plains All American Pipeline LP / PAA Finance Corp., 5.75%, 01/15/20	377,438
1,500,000	Post Holdings, Inc., 5.50%, 03/01/25(a)	1,571,400
500,000	Reliance Holding USA, Inc., 5.40%, 02/14/22(c)	531,847
900,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.13%, 07/15/23(a)	923,355
1,500,000	SBA Communications Corp., 4.88%, 07/15/22	1,515,945
2,025,000	Sherwin-Williams Co. (The), 3.45%, 06/01/27	2,136,514
2,150,000	Sherwin-Williams Co. (The), 2.95%, 08/15/29	2,173,229
1,575,000	Sherwin-Williams Co. (The), 3.80%, 08/15/49	1,600,897
3,395,000	Southern Star Central Corp., 5.13%, 07/15/22(a)	3,436,792
625,000	Springleaf Finance Corp., 6.13%, 03/15/24	683,594
500,000	Springleaf Finance Corp., 7.13%, 03/15/26	570,000
1,375,000	TEGNA, Inc., 5.00%, 09/15/29(a)	1,393,906
950,000	TerraForm Power Operating LLC, 4.75%, 01/15/30(a)	982,063
500,000	T-Mobile USA, Inc., 6.38%, 03/01/25	518,855
2,150,000	Toll Brothers Finance Corp., 3.80%, 11/01/29	2,112,375
450,000	United Rentals North America, Inc., 3.88%, 11/15/27	454,613
1,000,000	VeriSign, Inc., 4.75%, 07/15/27	1,056,250
500,000	Verscend Escrow Corp., 9.75%, 08/15/26(a)	531,875
1,500,000	Viking Cruises Ltd., 5.88%, 09/15/27(a)	1,593,750
1,000,000	Wabtec Corp., 4.40%, 03/15/24	1,067,046
Principal Amount		Value
UNITED STATES (continued)
$1,225,000	Walt Disney Co. (The), 2.00%, 09/01/29	$1,194,301
42,119,000	Washington Mutual Bank/Debt Not Acquired By JPMorgan Escrow, 0.00%, 02/04/49(b)	0
21,131,000	Washington Mutual Bank/Debt Not Acquired By JPMorgan Escrow, 0.00%, 06/16/49(b)	0
9,840,000	Washington Mutual Bank/Debt Not Acquired By JPMorgan Escrow, 0.00%, 11/06/49(b)	0
3,000,000	Washington Mutual Bank/Debt Not Acquired By JPMorgan Escrow, 0.00%, 12/31/49(b)	0
1,350,000	WellCare Health Plans, Inc., 5.38%, 08/15/26(a)	1,436,063
325,000	Yum! Brands, Inc., 4.75%, 01/15/30(a)	340,844
		171,485,080
Total Corporate Bonds (Cost $233,567,969)		237,739,107
GOVERNMENT BONDS — 2.6%
BRAZIL — 0.0%
1,000,000	Brazilian Government International Bond, 5.00%, 01/27/45	1,039,510
CANADA — 1.7%
115,700,000	Canadian Government Bond, 1.25%, 02/01/20	87,742,607
QATAR — 0.0%
1,000,000	Qatar Government International Bond, 4.82%, 03/14/49(c)	1,229,820
SAUDI ARABIA — 0.0%
350,000	Saudi Government International Bond, 5.25%, 01/16/50(c)	431,024
UNITED ARAB EMIRATES — 0.0%
1,000,000	Abu Dhabi Government International Bond, 4.13%, 10/11/47(c)	1,149,754
UNITED KINGDOM — 0.9%
36,000,000	United Kingdom Gilt, 4.75%, 03/07/20	47,283,218
Total Government Bonds (Cost $142,603,074)		138,875,933

64

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	October 31, 2019

Principal Amount		Value
ASSET-BACKED SECURITIES — 13.5%
CAYMAN ISLANDS — 2.6%
Collateralized Loan Obligations — 2.1%
$11,750,000	Adams Mill CLO Ltd., Series 2014-1A, Class F, (3 mo. LIBOR US + 5.690%), 7.69%, 07/15/26(e)	$10,479,064
1,000,000	Apidos CLO XV, Series 2013-15A, Class ERR, (3 mo. LIBOR US + 5.700%), 7.67%, 04/20/31(a)(e)	872,131
1,000,000	Apidos CLO XXII, Series 2015-22A, Class D, (3 mo. LIBOR US + 6.000%), 7.97%, 10/20/27(a)(e)	937,181
2,533,500	Apidos CLO XXIII, Series 2015-23A, Class D2, (3 mo. LIBOR US + 5.950%), 7.95%, 01/15/27(a)(e)	2,533,872
1,500,000	BlueMountain CLO Ltd., Series 2015-1A, Class D, (3 mo. LIBOR US + 5.450%), 7.45%, 04/13/27(a)(e)	1,466,998
1,000,000	Carlyle Global Market Strategies CLO Ltd., Series 2015-2A, Class DR, (3 mo. LIBOR US + 4.350%), 6.29%, 04/27/27(a)(e)	931,783
1,065,808	Carlyle Global Market Strategies CLO Ltd., Series 2015-4A, Class SBB1, (3 mo. LIBOR US + 8.500%), 10.47%, 07/20/32(a)(e)	974,628
500,000	Carlyle Global Market Strategies CLO Ltd., Series 2016-1A, Class DR, (3 mo. LIBOR US + 5.200%), 7.17%, 04/20/27(a)(e)	440,058
1,000,000	Carlyle Global Market Strategies CLO Ltd., Series 2016-3A, Class D, (3 mo. LIBOR US + 7.000%), 8.97%, 10/20/29(a)(e)	899,953
17,550,000	CBAM CLO Management, Series 2019-10A, Class SUB, 0.00%, 04/20/32(a)(g)	13,367,989
9,915,625	Cedar Funding VII CLO Ltd., Series 2018-7A, Class SUB, 0.00%, 01/20/31(a)(g)	7,773,977
11,500,000	Jackson Mill CLO Ltd., Series 2015-1A, Class ER, (3 mo. LIBOR US + 5.000%), 7.00%, 04/15/27(e)	11,081,390
20,000,000	Jackson Mill CLO Ltd., Series 2015-1A, Class SUB, 0.00%, 04/15/27(g)	8,460,206
7,400,000	Jefferson Mill CLO Ltd., Series 2015-1A, Class SUB, (3 mo. LIBOR US + 8.150%), 10.12%, 10/20/31(e)	6,076,543
Principal Amount		Value
CAYMAN ISLANDS (continued)
Collateralized Loan Obligations (continued)
$1,250,000	Neuberger Berman CLO XX Ltd., Series 2015-20A, Class ER, (3 mo. LIBOR US + 5.000%), 7.00%, 01/15/28(a)(e)	$1,134,723
1,000,000	Rockford Tower CLO Ltd., Series 2017-2A, Class E, (3 mo. LIBOR US + 6.080%), 8.08%, 10/15/29(a)(e)	909,908
6,000,000	Romark CLO Ltd., Series 2017-1A, Class D, (3 mo. LIBOR US + 6.650%), 8.58%, 10/23/30(e)	5,527,861
5,000,000	Romark CLO Ltd., Series 2017-1A, Class SUB, 0.00%, 10/23/30(g)	3,344,832
15,100,000	Romark CLO Ltd., Series 2018-2A, Class D, (3 mo. LIBOR US + 6.250%), 8.19%, 07/25/31(e)	13,345,972
5,000,000	Romark CLO Ltd., Series 2018-2A, Class SUB, 0.00%, 07/25/31(g)	3,428,161
6,375,000	THL Credit Wind River CLO Ltd., Series 2018-2A, Class SUB, 0.00%, 07/15/30(a)(g)	4,360,549
1,000,000	Westcott Park CLO Ltd., (3 mo. LIBOR US + 3.250%), 5.22%, 07/20/28(a)(e)	969,091
4,500,000	York CLO-3 Ltd., Series 2016-1A, Class ER, (3 mo. LIBOR US + 6.400%), 8.37%, 10/20/29(a)(e)	4,174,299
4,000,000	York CLO-3 Ltd., Series 2016-1A, Class SUB, 0.00%, 10/20/29(a)(g)	2,327,774
6,375,000	York CLO-3 Ltd., Series 2018-1A, Class SUB, 0.00%, 10/22/31(a)(g)	4,137,212
1,000,000	York CLO-4 Ltd., Series 2016-2A, Class E, (3 mo. LIBOR US + 6.940%), 8.91%, 01/20/30(a)(e)	971,008
		110,927,163
Other Asset-Backed Securities — 0.5%
2,800,000	ALM Loan Funding Ltd., Series 2012-6A, Class DR3, (3 mo. LIBOR US + 5.050%), 7.05%, 07/15/26(a)(e)	2,612,459
1,000,000	ALM Loan Funding Ltd., Series 2013-7RA, Class DR, (3 mo. LIBOR US + 7.140%), 9.14%, 10/15/28(a)(e)	976,468

65

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	October 31, 2019

Principal Amount		Value
CAYMAN ISLANDS (continued)
Other Asset-Backed Securities (continued)
$2,000,000	ALM Loan Funding Ltd., Series 2015-16A, Class DR2, (3 mo. LIBOR US + 5.100%), 7.10%, 07/15/27(a)(e)	$1,846,511
5,000,000	Atrium VIII, Series 8A, Class SUB, 0.00%, 10/23/24(a)(g)	319,065
2,000,000	Atrium XII, Series 12A, Class ER, (3 mo. LIBOR US + 5.250%), 7.20%, 04/22/27(a)(e)	1,812,695
12,131,250	Atrium XIII, Series 13A, Class SUB, 0.00%, 11/21/47(a)(g)	9,288,355
2,000,000	Madison Park Funding XVI, Ltd., Series 2015-16A, Class D, (3 mo. LIBOR US + 5.500%), 7.47%, 04/20/26(a)(e)	1,953,869
1,000,000	OZLM XV Ltd., Series 2016-15A, Class D, (3 mo. LIBOR US + 7.150%), 9.12%, 01/20/29(a)(e)	958,487
7,500,000	Romark WM-R Ltd., Series 2018-1A, Class F, (3 mo. LIBOR US + 8.100%), 10.07%, 04/20/31(e)	6,193,461
		25,961,370
		136,888,533
UNITED STATES — 10.9%
Collateralized Loan Obligations — 0.2%
3,789,781	Ari Investments LLC, 5.13%, 01/06/25(a)(b)	3,789,781
3,177,919	Ari Investments LLC, 0.00%, 01/30/25(a)(b)	3,177,919
2,796,551	CWHEQ Revolving Home Equity Loan Trust, Series 2006-C, Class 2A, (1 mo. LIBOR US + 0.180%), 2.09%, 05/15/36(e)	2,748,661
1,500,000	RMF Buyout Issuance Trust, Series 2019-1, Class M5, 6.00%, 07/25/29(a)(g)	1,474,542
		11,190,903
Other Asset-Backed Securities — 10.7%
4,845,843	Ajax Mortgage Loan Trust, Series 2017-D, Class A, 3.75%, 12/25/57(a)	5,003,832
1,442,387	Ajax Mortgage Loan Trust, Series 2017-D, Class B, 0.00%, 12/25/57(a)(b)(g)	649,074
2,623,007	Ajax Mortgage Loan Trust, Series 2018-A, Class A, 3.85%, 04/25/58(a)	2,678,316
Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$771,564	Ajax Mortgage Loan Trust, Series 2018-A, Class B, 0.00%, 04/25/58(a)(b)	$447,507
7,213,015	Ajax Mortgage Loan Trust, Series 2018-D, Class A, 3.75%, 08/25/58(a)(b)(g)	7,260,621
1,829,910	Ajax Mortgage Loan Trust, Series 2018-D, Class B, 0.00%, 08/25/58(a)(b)(g)	1,024,750
1,312,500	Ajax Mortgage Loan Trust, Series 2018-E, Class B, 5.25%, 06/25/58(a)(g)	1,365,324
3,321,529	Ajax Mortgage Loan Trust, Series 2018-E, Class C, 0.00%, 06/25/58(a)(b)(g)	998,119
1,498,613	Ajax Mortgage Loan Trust, Series 2018-F, Class B, 5.25%, 11/25/58(a)(b)(g)	1,485,425
3,611,302	Ajax Mortgage Loan Trust, Series 2018-F, Class C, 0.00%, 11/25/58(a)(b)	1,760,871
18,251,505	Ajax Mortgage Loan Trust, Series 2018-G, Class A, 4.38%, 06/25/57(a)(b)(g)	18,346,413
2,100,000	Ajax Mortgage Loan Trust, Series 2018-G, Class B, 5.25%, 06/25/57(a)(b)(g)	2,071,020
5,374,214	Ajax Mortgage Loan Trust, Series 2018-G, Class C, 0.00%, 06/25/57(a)(b)	5,072,183
20,988,571	Ajax Mortgage Loan Trust, Series 2019-A, Class-A, 3.75%, 08/25/57(a)(g)	21,125,517
2,450,000	Ajax Mortgage Loan Trust, Series 2019-A, Class-B, 5.25%, 08/25/57(a)(b)(g)	2,410,065
6,127,642	Ajax Mortgage Loan Trust, Series 2019-A, Class-C, 0.00%, 08/25/57(a)(b)	4,834,096
20,120,252	Ajax Mortgage Loan Trust, Series 2019-B, Class A, 3.75%, 01/25/59(a)(g)	20,212,512
2,100,000	Ajax Mortgage Loan Trust, Series 2019-B, Class B, 5.25%, 01/25/59(b)(g)	2,067,030
5,386,224	Ajax Mortgage Loan Trust, Series 2019-B, Class C, 0.00%, 01/25/59(a)(b)	4,410,240
7,153,653	Ajax Mortgage Loan Trust, Series 2019-C, Class A, 3.95%, 10/25/58(a)(g)	7,171,567
11,179,212	Argent Mortgage Loan Trust, Series 2005-W1, Class A2, (1 mo. LIBOR US + 0.480%), 2.30%, 05/25/35(e)	10,637,407

66

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	October 31, 2019

Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$4,740,999	Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-W5, Class M1, (1 mo. LIBOR US + 0.460%), 2.28%, 01/25/36(e)	$3,806,707
6,015,344	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2006-HE1, Class M2, (1 mo. LIBOR US + 0.420%), 2.24%, 01/25/36(e)	4,287,729
5,740,000	Bank of America Manufactured Housing Contract Trust, Series 1997-2, Class B1, 7.07%, 02/10/22(g)	4,286,763
5,000,000	Bank of America Manufactured Housing Contract Trust, Series 1998-2, Class B1, 7.57%, 12/10/25(g)	2,938,632
10,624,747	Bayview Financial Revolving Asset Trust, Series 2004-B, Class A1, (1 mo. LIBOR US + 1.000%), 2.80%, 05/28/39(a)(e)	9,042,443
2,346,005	Bayview Financial Revolving Asset Trust, Series 2004-B, Class A2, (1 mo. LIBOR US + 1.300%), 3.10%, 05/28/39(a)(e)	1,981,959
3,775,185	Bayview Financial Revolving Asset Trust, Series 2005-A, Class A1, (1 mo. LIBOR US + 1.000%), 2.80%, 02/28/40(a)(e)	3,592,980
2,274,506	Bayview Financial Revolving Asset Trust, Series 2005-E, Class A1, (1 mo. LIBOR US + 1.000%), 2.80%, 12/28/40(a)(e)	2,245,184
4,776,974	Bayview Financial Revolving Asset Trust, Series 2005-E, Class A2A, (1 mo. LIBOR US + 0.930%), 2.73%, 12/28/40(a)(e)	4,464,798
1,814,873	Bear Stearns Asset Backed Securities I Trust, Series 2006-HE1, Class 1M4, (1 mo. LIBOR US + 0.680%), 2.50%, 12/25/35(e)	2,113,734
2,950,669	Bear Stearns Asset-Backed Securities Trust, Series 2006-AC2, Class 22A1, (1 mo. LIBOR US + 0.350%), 2.17%, 03/25/36(e)	622,370
2,950,669	Bear Stearns Asset-Backed Securities Trust, Series 2006-AC2, Class 22A3, (1 mo. LIBOR US + 0.350%), 2.17%, 03/25/36(e)	622,370
Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$5,517,882	Bear Stearns Asset-Backed Securities Trust, Series 2006-HE10, Class 22A, (1 mo. LIBOR US + 0.140%), 1.96%, 12/25/36(e)	$5,846,487
3,790,504	Bombardier Capital Mortgage Securitization Pass-Through Certificates, Series 2000-A, Class A2, 7.58%, 06/15/30(g)	1,265,886
3,553,597	Bombardier Capital Mortgage Securitization Pass-Through Certificates, Series 2000-A, Class A3, 7.83%, 06/15/30(g)	1,159,119
2,534,740	Bombardier Capital Mortgage Securitization Pass-Through Certificates, Series 2000-A, Class A4, 8.29%, 06/15/30(g)	906,602
5,285,371	Carrington Mortgage Loan Trust, Series 2006-FRE1, Class A3, (1 mo. LIBOR US + 0.150%), 1.97%, 04/25/36(e)	5,133,068
4,884,740	Carrington Mortgage Loan Trust, Series 2007-FRE1, Class A4, (1 mo. LIBOR US + 0.420%), 2.24%, 02/25/37(e)	4,168,982
12,415,000	Carrington Mortgage Loan Trust, Series 2007-RFC1, Class A4, (1 mo. LIBOR US + 0.220%), 2.04%, 10/25/36(e)	10,498,426
11,222,650	Conseco Finance Securitizations Corp., Series 2000-1, Class A5, 8.06%, 09/01/29(g)	4,765,319
14,158,775	Conseco Finance Securitizations Corp., Series 2000-4, Class A5, 7.97%, 05/01/32	5,681,502
2,882,502	Conseco Financial Corp., Series 1997-7, Class M1, 7.03%, 07/15/28(g)	2,807,114
2,779,438	Conseco Financial Corp., Series 1998-2, Class M1, 6.94%, 12/01/28(g)	2,705,152
2,609,235	Conseco Financial Corp., Series 1999-5, Class A5, 7.86%, 03/01/30(g)	1,809,221
2,943,631	Conseco Financial Corp., Series 1999-5, Class A6, 7.50%, 03/01/30(g)	1,971,171
4,524,001	Countrywide Asset-Backed Certificates, Series 2005-17, Class 1AF4, STEP, 6.05%, 05/25/36	4,624,522

67

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	October 31, 2019

Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$792,864	Countrywide Asset-Backed Certificates, Series 2006-11, Class 3AV2, (1 mo. LIBOR US + 0.160%), 1.98%, 09/25/46(e)	$783,156
820,419	Countrywide Asset-Backed Certificates, Series 2006-S4, Class A4, 5.93%, 07/25/34(g)	827,928
1,481,492	Countrywide Revolving Home Equity Loan Resecuritization Trust, Series 2006-RES, Class 4Q1B, (1 mo. LIBOR US + 0.300%), 2.21%, 12/15/33(a)(e)	1,410,967
1,144,764	Countrywide Revolving Home Equity Loan Resecuritization Trust, Series 2006-RES, Class 4T1B, (1 mo. LIBOR US + 0.240%), 2.15%, 02/15/30(a)(e)	1,046,317
905,389	Countrywide Revolving Home Equity Loan Resecuritization Trust, Series 2006-RES, Class 5B1B, (1 mo. LIBOR US + 0.190%), 2.10%, 05/15/35(a)(e)	822,213
6,879,000	Finance of America Structured Securities Trust, Series 2019-HB1, Class M5, 6.00%, 04/25/29(a)(g)	6,616,780
3,325,000	Finance of America Structured Securities Trust, Series 2018-HB1, Class M4, 5.23%, 09/25/28(a)(b)(g)	3,368,890
4,000,000	Finance of America Structured Securities Trust, Series 2018-HB1, Class M5, 6.00%, 09/25/28(a)(b)(g)	3,973,600
2,491,618	First Franklin Mortgage Loan Trust, Series 2003-FF4, Class-M1, (1 mo. LIBOR US + 1.800%), 3.83%, 10/25/33(e)	2,514,321
9,928,838	First Franklin Mortgage Loan Trust, Series 2006-FF13, Class A1, (1 mo. LIBOR US + 0.120%), 1.94%, 10/25/36(e)	8,001,038
4,933,020	First Franklin Mortgage Loan Trust, Series 2006-FF4, Class M1, (1 mo. LIBOR US + 0.360%), 2.56%, 03/25/36(e)	4,025,703
9,120,090	First Franklin Mortgage Loan Trust, Series 2006-FF8, Class M1, (1 mo. LIBOR US + 0.250%), 2.07%, 07/25/36(e)	5,089,093
4,309,724	First Franklin Mortgage Loan Trust, Series 2006-FFH1, Class M2, (1 mo. LIBOR US + 0.400%), 2.22%, 01/25/36(e)	2,770,402
Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$4,670,344	First Franklin Mortgage Loan Trust, Series 2007-FF2, Class A2C, (1 mo. LIBOR US + 0.150%), 1.97%, 03/25/37(e)	$3,041,399
1,500,000	Fremont Home Loan Trust, Series 2005-D, Class M1, (1 mo. LIBOR US + 0.410%), 2.23%, 11/25/35(e)	1,424,039
1,235,691	GMAC Mortgage Home Equity Loan Trust, Series 2005-HE3, Class A3, (1 mo. LIBOR US + 0.500%), 2.52%, 02/25/36(e)	1,225,942
734,456	GMAC Mortgage Home Equity Loan Trust, Series 2006-HE1, Class A, (1 mo. LIBOR US + 0.320%), 2.14%, 11/25/36(e)	719,696
6,874,976	Greenpoint Manufactured Housing, Series 2000-3, Class IA, 8.45%, 06/20/31(g)	5,627,847
2,463,906	GSAA Home Equity Trust, Series 2005-14, Class 1A2, (1 mo. LIBOR US + 0.350%), 2.17%, 12/25/35(e)	1,046,529
10,811,576	GSAA Home Equity Trust, Series 2006-4, Class 1A1, 4.04%, 03/25/36(g)	9,415,627
10,902,298	GSAA Home Equity Trust, Series 2006-5, Class 1A1, (1 mo. LIBOR US + 0.180%), 2.00%, 03/25/36(e)	5,319,828
9,055,970	GSAA Home Equity Trust, Series 2007-9, Class A3A, 7.00%, 08/25/47	4,689,299
512,177	GSAA Trust, Series 2006-7, Class AF2, 5.99%, 03/25/46(g)	326,977
20,471,444	GSAMP Trust, Series 2006-FM3, Class A1, (1 mo. LIBOR US + 0.140%), 1.96%, 11/25/36(e)	12,602,792
3,566,000	GSAMP Trust, Series 2007-HS1, Class M5, (1 mo. LIBOR US + 2.250%), 4.07%, 02/25/47(e)	3,722,227
4,375,000	Home Equity Asset Trust, Series 2007-1, Class 2A3, (1 mo. LIBOR US + 0.150%), 1.97%, 05/25/37(e)	3,665,109
5,497,474	HSI Asset Loan Obligation Trust, Series 2007-WF1, Class A3, STEP, 4.88%, 12/25/36	3,037,867
1,050,000	Invitation Homes Trust, Series 2017-SFR2, Class D, (1 mo. LIBOR US + 1.800%), 3.69%, 12/17/36(a)(e)	1,050,998

68

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	October 31, 2019

Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$1,709,386	Irwin Home Equity Loan Trust, Series 2006-3, Class 2A3, STEP, 6.53%, 09/25/37(a)	$1,699,097
4,000,000	JPMorgan Mortgage Acquisition Corp., Series 2006-CW1,Class M1, (1 mo. LIBOR US + 0.270%), 2.09%, 05/25/36(e)	3,701,129
6,000,000	Legacy Mortgage Asset Trust, Series 2018-SL1, Class M, 4.50%, 02/25/58(a)(g)	6,046,501
9,188,612	Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, STEP, 3.75%, 01/25/59(a)	9,268,133
12,091,964	Legacy Mortgage Asset Trust, Series 2019-SL1, Class A, 4.00%, 12/28/54(g)	12,205,292
10,098,946	Legacy Mortgage Asset Trust, Series 2019-SL2, Class A, 3.38%, 02/25/59(a)(b)(g)	10,151,460
2,113,637	Legacy Mortgage Asset Trust, Series 2019-SL2, Class B, 0.00%, 02/25/59(a)(b)	371,789
1,900,000	Legacy Mortgage Asset Trust, Series 2019-SL2, Class M, 4.25%, 02/25/59(a)(b)(g)	1,451,600
4,186,295	Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class M1, 6.63%, 04/15/40(g)	4,507,819
338,197	Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A1, (1 mo. LIBOR US + 0.090%), 1.91%, 06/25/37(a)(e)	244,142
10,249,141	Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A4, (1 mo. LIBOR US + 0.300%), 2.12%, 06/25/37(a)(e)	7,629,283
6,959,882	Lehman ABS Mortgage Loan Trust, Series 2007-1,Class 2A2, (1 mo. LIBOR US + 0.200%), 2.02%, 06/25/37(a)(e)	5,384,119
1,147,769	Long Beach Mortgage Loan Trust, Series 2006-10, Class 2A2, (1 mo. LIBOR US + 0.110%), 1.93%, 11/25/36(e)	487,548
15,831,987	Long Beach Mortgage Loan Trust, Series 2006-10, Class 2A3, (1 mo. LIBOR US + 0.160%), 1.98%, 11/25/36(e)	7,476,012
3,111,821	Long Beach Mortgage Loan Trust, Series 2006-10, Class 2A4, (1 mo. LIBOR US + 0.220%), 2.04%, 11/25/36(e)	1,485,733
Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$6,065,402	Long Beach Mortgage Loan Trust, Series 2006-9, Class 2A3, (1 mo. LIBOR US + 0.160%), 1.98%, 10/25/36(e)	$2,357,820
4,171,522	Long Beach Mortgage Loan Trust, Series 2006-WL3, Class 2A4, (1 mo. LIBOR US + 0.300%), 2.12%, 01/25/36(e)	3,936,101
3,513,413	Madison Avenue Manufactured Housing Contract Trust, Series 2002-A, Class B2, (1 mo. LIBOR US + 3.250%), 5.07%, 03/25/32(e)	3,568,029
4,260,669	Mastr Second Lien Trust, Series 2006-1, Class A, (1 mo. LIBOR US + 0.320%), 2.14%, 03/25/36(e)	683,054
3,215,054	Merit Securities Corp., Series 13, Class M2, STEP, 7.33%, 12/28/33	2,797,215
10,669,513	Merrill Lynch Mortgage Investors Trust, Series 2006-RM5, Class A2D, (1 mo. LIBOR US + 0.250%), 2.07%, 10/25/37(e)	4,331,884
1,371,135	Morgan Stanley ABS Capital I, Series 2006-HE4, Class A4, (1 mo. LIBOR US + 0.240%), 2.06%, 06/25/36(e)	970,728
7,365,088	Morgan Stanley ABS Capital I, Series 2007-NC1, Class A1, (1 mo. LIBOR US + 0.130%), 1.95%, 11/25/36(e)	4,466,549
7,260,457	Morgan Stanley ABS Capital I, Series 2007-NC3, Class A2B, (1 mo. LIBOR US + 0.140%), 1.96%, 05/25/37(e)	5,662,430
5,965,525	Morgan Stanley Capital I, Series 2006-NC2, Class M1, (1 mo. LIBOR US + 0.360%), 2.18%, 02/25/36(e)	5,252,115
4,997,513	Morgan Stanley Mortgage Loan Trust, Series 2006-12XS, Class A4, STEP, 6.01%, 10/25/36	2,074,590
1,988,902	Morgan Stanley Mortgage Loan Trust, Series 2006-4SL, Class A1, STEP, (1 mo. LIBOR US + 0.300%), 2.12%, 03/25/36(e)	2,010,356
3,200,000	Nationstar HECM Loan Trust, Series 2018-2A, Class M4, 5.06%, 07/25/28(a)(b)(g)	3,227,360
8,000,000	Nationstar Home Equity Loan Trust, Series 2007-A, Class M3, (1 mo. LIBOR US + 0.300%), 2.12%, 03/25/37(e)	6,876,998

69

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	October 31, 2019

Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$5,668,092	New Century Home Equity Loan Trust, Series 2005-C, Class M2, (1 mo. LIBOR US + 0.450%), 2.27%, 12/25/35(e)	$3,706,282
2,315,170	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-S5, Class A1, (1 mo. LIBOR US + 0.400%), 2.22%, 10/25/36(a)(e)	2,167,896
2,204,916	Oakwood Mortgage Investors, Inc., Series 1999-C, Class A2, 7.48%, 08/15/27	2,125,231
10,308,972	Oakwood Mortgage Investors, Inc., Series 2000-D, Class A4, 7.40%, 07/15/30(g)	4,348,464
8,576,285	Oakwood Mortgage Investors, Inc., Series 2001-C, Class A2, 5.92%, 06/15/31(g)	2,002,514
5,950,110	Oakwood Mortgage Investors, Inc., Series 2001-C, Class A3, 6.61%, 06/15/31(g)	1,551,248
6,799,285	Oakwood Mortgage Investors, Inc., Series 2001-C, Class A4, 7.41%, 06/15/31(g)	1,985,835
788,744	Oakwood Mortgage Investors, Inc., Series 2001-D, Class A3, 5.90%, 09/15/22(g)	612,718
3,833,262	Oakwood Mortgage Investors, Inc., Series 2002-A, Class M1, 7.76%, 03/15/32(g)	3,817,317
1,063,396	Oakwood Mortgage Investors, Inc., Series 2002-B, Class A4, 7.09%, 06/15/32(g)	1,139,253
3,000,000	OneMain Financial Issuance Trust, Series 2015-1A, Class D, 6.63%, 03/18/26(a)	3,030,641
4,000,000	OneMain Financial Issuance Trust, Series 2015-3A, Class D, 6.94%, 11/20/28(a)	4,173,440
3,378,087	Option One Mortgage Loan Trust, Series 2007-FXD2, Class 1A1, STEP, 5.82%, 03/25/37	3,455,522
2,955,985	Popular ABS Mortgage Pass-Through Trust, Series 2005-3, Class M2, STEP, 5.25%, 07/25/35	2,555,921
733,833	Preston Ridge Partners Mortgage LLC, Series 2017-1A, Class A1, STEP, 4.25%, 01/25/22(a)	735,276
1,000,000	Progress Residential Trust, Series 2019-SFR3, Class F, 3.87%, 09/17/36(a)	1,003,723
Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$3,000,000	Progress Residential Trust, Series 2019-SFR4, Class F, 3.68%, 11/17/36(a)	$3,020,418
4,000,000	Residential Asset Securities Corp, Series 2006-KS4, Class M2, (1 mo. LIBOR US + 0.290%), 2.11%, 06/25/36(e)	3,822,917
3,825,000	Residential Asset Securities Corp., Class M4, (1 mo. LIBOR US + 0.580%), 2.40%, 11/25/35(e)	3,062,945
2,174,491	SACO I Trust, Series 2006-7, Class A1, (1 mo. LIBOR US + 0.260%), 2.08%, 07/25/36(e)	2,161,543
4,521,533	Saxon Asset Securities Trust, Series 2006-2, Class M3, (1 mo. LIBOR US + 0.320%), 2.14%, 09/25/36(e)	2,948,480
8,456,391	Saxon Asset Securities Trust, Series 2007-1, Class M1, (1 mo. LIBOR US + 0.290%), 2.11%, 01/25/47(e)	6,693,180
7,739,911	Securitized Asset Backed Receivables LLC Trust, Series 2006-WM4, Class A1, (1 mo. LIBOR US + 0.190%), 2.01%, 11/25/36(e)	4,533,429
6,794,412	Securitized Asset Backed Receivables LLC Trust, Series 2006-WM4, Class A2B, (1 mo. LIBOR US + 0.120%), 1.94%, 11/25/36(e)	2,580,942
3,131,869	Securitized Asset Backed Receivables LLC Trust, Series 2007-BR1, Class A2B, (1 mo. LIBOR US + 0.270%), 2.09%, 02/25/37(e)	2,276,008
11,618,822	Soundview Home Loan Trust, Series 2006-OPT5, Class M1, (1 mo. LIBOR US + 0.250%), 2.07%, 07/25/36(e)	7,076,158
4,147,765	Structured Asset Investment Loan Trust, Series 2005-9, Class M2, (1 mo. LIBOR US + 0.450%), 2.27%, 11/25/35(e)	2,549,342
4,466,138	Structured Asset Investment Loan Trust, Series 2005-HE1, Class M3, (1 mo. LIBOR US + 0.500%), 2.32%, 07/25/35(e)	2,810,851
1,890,518	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-WF1, Class M1, (1 mo. LIBOR US + 0.440%), 2.26%, 02/25/37(e)	1,254,032

70

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	October 31, 2019

Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$10,000,000	Towd Point Mortgage Trust, Series 2019-SJ2, Class A2, 4.25%, 11/25/58(a)(g)	$10,309,315
10,000,000	Towd Point Mortgage Trust, Series 2019-SJ2, Class M1, 4.50%, 11/25/58(a)(g)	10,301,644
1,837,000	Tricon American Homes Trust, Series 2019-SFR1, Class F, 3.75%, 03/17/38(a)	1,852,020
9,136,367	Vericrest Opportunity Loan Trust, Series 2019-NPL2, Class A1, STEP, 3.97%, 02/25/49(a)	9,164,561
14,601,269	Vericrest Opportunity Loan Trust, Series 2019-NPL3, Class A1, STEP, 3.97%, 03/25/49(a)	14,760,322
9,913,075	Yale Mortgage Loan Trust, Series 2007-1, Class A, (1 mo. LIBOR US + 0.400%), 2.22%, 06/25/37(a)(e)	4,139,840
		566,600,827
		577,791,730
Total Asset-Backed Securities (Cost $768,918,641)		714,680,263
NON-AGENCY MORTGAGE-BACKED SECURITIES — 11.7%
COLLATERALIZED MORTGAGE OBLIGATIONS — 10.2%
796,315	Adjustable Rate Mortgage Trust, Series 2005-3, Class 2A1, 4.36%, 07/25/35(g)	765,988
2,206,633	Adjustable Rate Mortgage Trust, Series 2007-1, Class 4A1, 5.12%, 03/25/37(g)	1,914,871
2,056,125	Ajax Mortgage Loan Trust, Series 2018-B, Class A, 3.75%, 02/26/57(a)(b)	2,056,125
1,105,185	Ajax Mortgage Loan Trust, Series 2018-B, Class B, 0.00%, 02/26/57(a)(b)	309,452
37,630,700	Ajax Mortgage Loan Trust, Series 2019-E, Class A, STEP, 3.00%, 10/30/59(a)	37,336,277
3,512,199	Ajax Mortgage Loan Trust, Series 2019-E, Class B, STEP, 4.88%, 10/30/59(a)	3,491,197
9,031,368	Ajax Mortgage Loan Trust, Series 2019-E, Class C, 0.00%, 10/30/59(a)(b)	4,095,725
2,031,339	American Home Mortgage Assets Trust, Series 2006-2, Class 1A1, (12 mo. Federal Reserve Cumulative Average US + 0.960%), 3.35%, 09/25/46(e)	1,945,259
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,785,535	American Home Mortgage Assets Trust, Series 2007-3, Class 22A1, STEP, 6.25%, 06/25/37	$1,627,804
9,897,879	Angel Oak Mortgage Trust I LLC, Series 2019-2, Class-A1, 3.63%, 03/25/49(a)(g)	10,005,533
12,281,912	APS Resecuritization Trust, Series 2016-1, Class 1MZ, 4.06%, 07/31/57(a)(g)	4,616,771
2,134,674	Banc of America Alternative Loan Trust, Series 2006-9, Class A2, (1 mo. LIBOR US + 0.400%), 2.22%, 01/25/37(e)	1,719,641
300,270	Banc of America Funding Corp., Series 2005-F, Class 6A1, 3.92%, 09/20/35(g)	300,450
695,351	Banc of America Funding Corp., Series 2006-A, Class 3A2, 4.27%, 02/20/36(g)	677,172
659,435	Banc of America Funding Corp., Series 2006-E, Class 2A1, 4.67%, 06/20/36(g)	660,521
1,963,375	Banc of America Funding Corp., Series 2007-1, Class TA5, STEP, 6.09%, 01/25/37	1,959,815
3,244,950	Banc of America Funding Corp., Series 2015-R3, Class 1A2, 2.50%, 03/27/36(a)(g)	2,687,040
652,631	Banc of America Mortgage Securities, Inc., Series 2005-I, Class 2A5, 3.98%, 10/25/35(g)	659,240
3,962,283	BCAP LLC, Series 2012-RR3, Class 1A5, 6.57%, 12/26/37(a)(g)	3,536,691
1,577,224	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 23A1, 4.08%, 02/25/36(g)	1,557,247
348,332	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-6, Class 5A1, 4.09%, 08/25/35(g)	323,782
485,065	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-3, Class 1A1, 4.33%, 05/25/47(g)	459,623
1,880,670	Bear Stearns Alt-A Trust, Series 2006-2, Class 11A1, (1 mo. LIBOR US + 0.440%), 2.26%, 04/25/36(e)	2,227,252
4,018,630	Bear Stearns ALT-A Trust, Series 2006-6, Class 1A1, (1 mo. LIBOR US + 0.320%), 2.14%, 11/25/36(e)	4,358,930
2,054,195	Bear Stearns Mortgage Funding Trust, Series 2006-SL1, Class A1, (1 mo. LIBOR US + 0.280%), 2.10%, 08/25/36(e)	2,050,076

71

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	October 31, 2019

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,449,020	Bear Stearns Mortgage Funding Trust, Series 2006-SL4, Class A, (1 mo. LIBOR US + 0.300%), 2.12%, 11/25/36(e)	$1,402,034
2,347,016	CBA Commercial Small Balance Commercial Mortgage, Series 2007-1A, Class A, STEP, 5.76%, 07/25/39(a)	1,918,501
4,859,628	Chase Mortgage Finance Trust, Series 2007-S6, Class 1A1, 6.00%, 12/25/37	3,499,066
2,005,284	Chase Mortgage Trust, Series 2016-1, Class M4, 3.75%, 04/25/45(a)(g)	2,021,123
2,430,938	CHL Mortgage Pass-Through Trust, Series 2005-J2, Class 2A4, (1 mo. LIBOR US + 1.400%), 3.22%, 08/25/35(e)	2,062,748
3,453,633	CHL Mortgage Pass-Through Trust, Series 2007-HYB1, Class 3A1, 3.81%, 03/25/37(g)	3,216,660
7,729,295	CIM Trust, Series 2019-INV1, Class A1, 4.00%, 02/25/49(a)(g)	7,897,981
3,337,868	Citicorp Mortgage Securities Trust, Series 2007-9, Class 1A1, 6.25%, 12/25/37	2,973,598
3,913,060	Citicorp Mortgage Securities Trust, Series 2008-2, Class 1A1, 6.50%, 06/25/38	3,411,114
296,576	Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A1, 4.75%, 05/25/35(g)	303,119
261,636	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR3, Class 1A2A, 4.53%, 06/25/36(g)	255,194
4,115,949	Citigroup Mortgage Loan Trust, Inc., Series 2007-9, Class 1A1, 5.75%, 04/25/47(a)	3,252,730
539,691	Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1A1, 6.00%, 02/25/35	517,033
1,095,361	Countrywide Alternative Loan Trust, Series 2005-31, Class 2A1, (1 mo. LIBOR US + 0.300%), 2.12%, 08/25/35(e)	1,079,931
7,667,455	Countrywide Alternative Loan Trust, Series 2005-53T2, Class 2A7, (1 mo. LIBOR US + 5.500%), 3.68%, 11/25/35(e)	1,514,624
708,080	Countrywide Alternative Loan Trust, Series 2005-63, Class 5A1, 4.04%, 12/25/35(g)	674,672
111,664	Countrywide Alternative Loan Trust, Series 2005-69, Class A1, (12 mo. Federal Reserve Cumulative Average US + 1.000%), 3.39%, 12/25/35(e)	109,140
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$8,797,844	Countrywide Alternative Loan Trust, Series 2005-76, Class 1A2, (12 mo. Federal Reserve Cumulative Average US + 2.000%), 4.39%, 01/25/36(e)	$7,135,680
1,701,632	Countrywide Alternative Loan Trust, Series 2005-9CB, Class 1A3, (1 mo. LIBOR US + 0.450%), 2.27%, 05/25/35(e)	1,550,148
970,710	Countrywide Alternative Loan Trust, Series 2005-J14, Class A3, 5.50%, 12/25/35	827,201
3,583,133	Countrywide Alternative Loan Trust, Series 2006-12CB, Class A10, (1 mo. LIBOR US + 0.350%), 2.17%, 05/25/36(e)	2,100,629
2,172,341	Countrywide Alternative Loan Trust, Series 2006-15CB, Class A1, 6.50%, 06/25/36	1,615,043
4,214,209	Countrywide Alternative Loan Trust, Series 2006-20CB, Class A9, 6.00%, 07/25/36	3,120,911
1,455,490	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A13, (1 mo. LIBOR US + 0.350%), 2.17%, 08/25/36(e)	889,590
1,455,490	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A14, (1 mo. LIBOR US + 7.150%), 5.33%, 08/25/36(e)	396,367
1,500,406	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A15, 5.75%, 08/25/36	1,227,911
1,498,942	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A4, (1 mo. LIBOR US + 0.400%), 2.22%, 03/25/36(e)	756,298
4,210,407	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A6, 5.50%, 03/25/36	3,036,024
1,629,482	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 1A10, 6.00%, 01/25/37	1,341,928
1,179,888	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 1A4, 5.75%, 01/25/37	1,017,888
1,495,469	Countrywide Alternative Loan Trust, Series 2006-45T1, Class 2A2, 6.00%, 02/25/37	1,223,913
3,419,508	Countrywide Alternative Loan Trust, Series 2006-45T1, Class 2A5, 6.00%, 02/25/37	2,798,574
207,561	Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1A10, 5.50%, 05/25/36	195,054

72

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	October 31, 2019

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$588,869	Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1A2, (1 mo. LIBOR US + 0.400%), 2.22%, 05/25/36(e)	$494,503
3,774,842	Countrywide Alternative Loan Trust, Series 2006-7CB, Class 2A1, 6.50%, 05/25/36	2,504,726
3,110,408	Countrywide Alternative Loan Trust, Series 2006-J7, Class 2A1, (Cost of Funds for the 11th District of San Franciso + 1.500%), 2.66%, 11/20/46(e)	2,214,899
6,373,646	Countrywide Alternative Loan Trust, Series 2006-OA14, Class 1A1, (12 mo. Federal Reserve Cumulative Average US + 1.730%), 4.12%, 11/25/46(e)	5,677,682
3,231,569	Countrywide Alternative Loan Trust, Series 2006-OA14, Class 2A1, (1 mo. LIBOR US + 0.190%), 2.01%, 11/25/46(e)	2,929,008
4,254,194	Countrywide Alternative Loan Trust, Series 2006-OA14, Class 3A1, (12 mo. Federal Reserve Cumulative Average US + 0.850%), 3.24%, 11/25/46(e)	3,902,308
4,660,838	Countrywide Alternative Loan Trust, Series 2006-OA21, Class A1, (1 mo. LIBOR US + 0.190%), 2.04%, 03/20/47(e)	4,025,080
1,044,905	Countrywide Alternative Loan Trust, Series 2006-OA3, Class 2A1, (1 mo. LIBOR US + 0.210%), 2.03%, 05/25/36(e)	941,375
5,621,995	Countrywide Alternative Loan Trust, Series 2006-OA6, Class 1A1A, (1 mo. LIBOR US + 0.210%), 2.03%, 07/25/46(e)	5,217,835
9,463,005	Countrywide Alternative Loan Trust, Series 2006-OA8, Class 1A1, (1 mo. LIBOR US + 0.190%), 2.01%, 07/25/46(e)	9,272,969
4,800,404	Countrywide Alternative Loan Trust, Series 2006-OC1, Class 1A1, (1 mo. LIBOR US + 0.230%), 2.05%, 03/25/36(e)	4,063,998
3,987,428	Countrywide Alternative Loan Trust, Series 2006-OC3, Class 1A1, (1 mo. LIBOR US + 0.180%), 2.00%, 04/25/46(e)	3,426,122
2,406,568	Countrywide Alternative Loan Trust, Series 2007-12T1, Class A22, 5.75%, 06/25/37	1,713,474
2,424,001	Countrywide Alternative Loan Trust, Series 2007-12T1, Class A5, 6.00%, 06/25/37	1,776,348
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,251,769	Countrywide Alternative Loan Trust, Series 2007-19, Class 1A34, 6.00%, 08/25/37	$1,001,226
4,974,310	Countrywide Alternative Loan Trust, Series 2007-22, Class 2A16, 6.50%, 09/25/37	3,286,794
4,638,596	Countrywide Alternative Loan Trust, Series 2007-25, Class 1A3, 6.50%, 11/25/37	3,342,227
1,135,128	Countrywide Alternative Loan Trust, Series 2007-9T1, Class 1A8, 6.00%, 05/25/37	788,524
643,364	Countrywide Alternative Loan Trust, Series 2007-J1, Class 3A4, STEP, 4.25%, 11/25/36	691,798
11,153,373	Countrywide Alternative Loan Trust, Series 2007-OA2, Class 1A1, (12 mo. Federal Reserve Cumulative Average US + 0.840%), 3.23%, 03/25/47(e)	9,628,428
580,783	Countrywide Alternative Loan Trust, Series 2007-OA3, Class 1A2, (1 mo. LIBOR US + 0.180%), 2.00%, 04/25/47(e)	198,837
2,267,371	Countrywide Alternative Loan Trust, Series 2007-OH2, Class A2A, (1 mo. LIBOR US + 0.240%), 2.06%, 08/25/47(e)	1,868,047
1,933,175	Countrywide Alternative Loan Trust, Series 2008-1R, Class 2A3, 6.00%, 08/25/37	1,495,132
1,573,221	Countrywide Alternative Resecuritization, Series 2006-22R, Class 2A1, 6.25%, 05/25/36	1,178,329
1,844,422	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-31, Class 2A3, 3.78%, 01/25/36(g)	1,764,152
513,269	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-J3, Class 2A4, 4.50%, 09/25/35	502,974
137,896	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-HYB1, Class 2A1, 3.74%, 03/20/36(g)	142,156
11,724,333	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA4, Class A1, (12 mo. Federal Reserve Cumulative Average US + 0.960%), 3.35%, 04/25/46(e)	5,627,995

73

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	October 31, 2019

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$3,438,467	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA5, Class 3A1, (1 mo. LIBOR US + 0.200%), 2.02%, 04/25/46(e)	$3,293,257
919,398	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-R2, Class AF1, (1 mo. LIBOR US + 0.420%), 2.24%, 07/25/36(a)(e)	878,396
2,269,282	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-21, Class 1A1, 6.25%, 02/25/38	1,820,392
10,582,667	Credit Suisse Mortgage Capital Certificates, Series 19-RPL4, Class A1, 3.83%, 08/26/58(a)	10,734,242
28,218	Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 1A1, 4.50%, 10/25/21	26,826
2,754,198	Credit Suisse Mortgage Capital Certificates, Series 2006-9, Class 3A1, 6.00%, 11/25/36	2,445,060
7,025,598	Credit Suisse Mortgage Capital Certificates, Series 2009-12R, Class 3A1, 6.50%, 10/27/37(a)	3,976,656
25,992,399	Credit Suisse Mortgage Capital Certificates, Series 2019-JR1, Class A1, 4.10%, 09/27/66(a)(g)	26,083,188
10,282,659	Credit Suisse Mortgage Capital Certificates, Series 2019-JR1, Class B3, 20.50%, 09/27/66(a)(b)	8,679,818
4,294,160	Credit Suisse Mortgage Capital Certificates, Series 2019-JR1, Class PT2, 0.00%, 03/25/59(a)(b)	1,927,004
10,586,487	Credit Suisse Mortgage Trust Mortgage-Backed Trust, 0.00%, 02/01/47(a)(b)	10,401,223
2,986,951	Credit Suisse Mortgage Trust Mortgage-Backed Trust, Series 2007-3, Class 1A1A, 5.84%, 04/25/37(g)	1,308,969
4,108,760	Credit Suisse Mortgage Trust, Series 2014-2R, Class 17A3, 5.19%, 04/27/37(a)(g)	3,614,507
7,000,000	Credit Suisse Mortgage Trust, Series 2015-4R, Class 1A4, (1 mo. LIBOR US + 0.150%), 2.17%, 10/27/36(a)(e)	5,081,775
544,356	Credit Suisse Mortgage Trust, Series 2015-6R, Class 5A1, (1 mo. LIBOR US + 0.180%), 2.38%, 03/27/36(a)(e)	541,422
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$12,047,482	Credit Suisse Mortgage Trust, Series 2015-6R, Class 5A2, (1 mo. LIBOR US + 0.180%), 2.38%, 03/27/36(a)(e)	$9,371,706
6,622,819	Credit Suisse Mortgage-Backed Pass-Through Certificates, Series 2005-10, Class 10A1, (1 mo. LIBOR US + 1.350%), 3.17%, 11/25/35(e)	1,990,873
650,736	GMACM Mortgage Corp. Loan Trust, Series 2005-AR6, Class 2A1, 4.07%, 11/19/35(g)	634,765
4,550,276	GSMPS Mortgage Loan Trust, Series 2005-RP1, Class 1AF, (1 mo. LIBOR US + 0.350%), 2.17%, 01/25/35(a)(e)	4,197,813
1,669,214	GSMPS Mortgage Loan Trust, Series 2006-RP1, Class 1AF1, (1 mo. LIBOR US + 0.350%), 2.17%, 01/25/36(a)(e)	1,447,295
443,323	GSR Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 4.42%, 01/25/35(g)	457,206
98,246	GSR Mortgage Loan Trust, Series 2006-4F, Class 1A1, 5.00%, 05/25/36	225,949
4,103,710	GSR Mortgage Loan Trust, Series 2006-5F, Class 2A5, 6.00%, 06/25/36	4,496,954
170,188	GSR Mortgage Loan Trust, Series 2006-9F, Class 9A1, 6.00%, 08/25/21	171,794
642,179	GSR Mortgage Loan Trust, Series 2006-AR1, Class 3A1, 4.47%, 01/25/36(g)	643,071
69,399,904	GSR Mortgage Loan Trust, Series 2006-OA1, Class 1A1, (1 mo. LIBOR US + 0.220%), 2.04%, 08/25/46(e)	27,335,317
4,686,082	GSR Mortgage Loan Trust, Series 2007-1F, Class 2A4, 5.50%, 01/25/37	5,203,200
843,697	GSR Mortgage Loan Trust, Series 2007-4F, Class 3A1, 6.00%, 07/25/37	742,640
2,862,859	HarborView Mortgage Loan Trust, Series 2007-4, Class 2A2, (1 mo. LIBOR US + 0.250%), 2.10%, 07/19/47(e)	2,641,448
5,000,000	Headlands Residential LLC, Series 2019-RPL1, Class NOTE, STEP, 3.97%, 06/25/24(a)	5,035,604
772,916	Homebanc Mortgage Trust, Series 2006-1, Class 2A1, 4.04%, 04/25/37(g)	698,793

74

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	October 31, 2019

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$30,791,348	IndyMac IMSC Mortgage Loan Trust, Series 2007-HOA1, Class AXPP, 1.50%, 07/25/47(g)	$1,299,731
4,093,900	IndyMac INDX Mortgage Loan Trust, Series 2006-AR33, Class 2A21, 4.35%, 01/25/37(g)	3,937,587
2,983,675	IndyMac INDX Mortgage Loan Trust, Series 2007-FLX3, Class A2, (1 mo. LIBOR US + 0.270%), 2.09%, 06/25/37(e)	2,919,414
7,378,643	JP Morgan Mortgage Trust, Series 2007-S3, Class 1A10, 6.25%, 08/25/37	4,285,585
682,619	JPMorgan Alternative Loan Trust, Series 2007-A1, Class 1A3A, (1 mo. LIBOR US + 0.150%), 1.97%, 03/25/37(e)	1,114,005
2,118,549	JPMorgan Mortgage Trust, Series 2007-A5, Class 2A1, 2.54%, 10/25/37(g)	1,614,165
128,049	JPMorgan Mortgage Trust, Series 2007-S2, Class 2A3, 5.50%, 06/25/37	120,313
3,445,960	Lehman XS Trust, Series 2007-20N, Class A1, (1 mo. LIBOR US + 1.150%), 2.97%, 12/25/37(e)	3,411,063
10,434,764	LSTAR Securities Investment Trust, Series 2019-1, Class A1, (1 mo. LIBOR US + 1.700%), 3.73%, 03/01/24(a)(e)	10,401,284
5,941,515	MASTR Asset Securitization Trust, Series 2007-1, Class 1A4, 6.50%, 11/25/37	3,493,516
7,759,042	MASTR Asset Securitization Trust, Series 2007-2, Class A2, 6.25%, 01/25/38	6,443,734
3,422,650	MASTR Reperforming Loan Trust, Series 2005-2, Class 1A3, 7.50%, 05/25/35(a)	3,477,619
1,923,541	MASTR Resecuritization Trust, Series 2008-3, Class A1, 2.45%, 08/25/37(a)(g)	1,293,410
1,371,939	MCM Capital LLC Trust, Series 2018-NPL1, Class A, 4.00%, 05/28/58(a)	1,383,420
2,524,935	MCM Capital LLC Trust, Series 2018-NPL1, Class B, 0.00%, 05/28/58(a)(b)	353,491
12,673,033	MCM Capital LLC Trust, Series 2018-NPL2, Class B, 0.00%, 10/25/28(a)(b)	2,805,810
15,172,222	MCM Trust, Series 2018-NPL2, Class A, STEP, 4.00%, 10/25/28(a)(b)	15,286,014
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$3,899,839	Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR2, Class A2, (1 mo. LIBOR US + 0.210%), 2.03%, 04/25/37(e)	$3,435,017
1,622,129	Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 3A1, 4.48%, 05/25/36(g)	1,482,713
715,353	Merrill Lynch Mortgage Investors, Inc., Series 2006-AF2, Class AF1, 6.25%, 10/25/36	600,100
5,855,234	Morgan Stanley Re-REMIC Trust, Series 2010-R5, Class 7B, STEP, 3.44%, 05/26/37(a)	4,864,142
1,643,308	Morgan Stanley Resecuritization Trust, Series 2015-R6, Class 3A, (1 mo. LIBOR US + 0.160%), 2.18%, 07/26/45(e)	1,568,663
9,414,184	New Residential Mortgage Loan Trust, Series 2019-RPL1, Class A1, STEP, 4.33%, 02/26/24(a)	9,477,149
4,555,064	Prime Mortgage Trust, Series 2006-DR1, Class 2A1, 5.50%, 05/25/35(a)	3,979,514
2,001,957	Prime Mortgage Trust, Series 2006-DR1, Class 2A2, 6.00%, 05/25/35(a)	1,720,852
871,744	Residential Accredit Loans, Inc., Series 2006-QS15, Class A1, 6.50%, 10/25/36	833,499
145,676	Residential Funding Mortgage Securities I, Series 2006-S11, Class A2, 6.00%, 11/25/36	145,304
3,380,157	Residential Funding Mortgage Securities I, Series 2006-SA2, Class 2A1, 5.12%, 08/25/36(g)	2,740,523
11,163,920	Seasoned Credit Risk Transfer Trust, Series 2017-3, Class B, 0.00%, 07/25/56(a)(f)	1,172,949
19,129,285	Seasoned Credit Risk Transfer Trust, Series 2017-3, Class BIO, 0.91%, 07/25/56(a)(g)	2,369,222
4,895,450	Seasoned Credit Risk Transfer Trust, Series 2018-2, Class BX, 3.77%, 11/25/57(a)(g)	2,030,993
9,193,968	Seasoned Credit Risk Transfer Trust, Series 2018-3, Class BX, 2.82%, 08/25/57(a)(g)	3,047,922
2,059,412	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-11, Class 1A1, 4.15%, 05/25/35(g)	1,829,748
3,096,731	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-3, Class 4A, 4.01%, 04/25/36(g)	2,517,156

75

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	October 31, 2019

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$4,251,922	Structured Asset Mortgage Investments II Trust, Series 2006-AR5, Class 4A1, (1 mo. LIBOR US + 0.220%), 2.04%, 05/25/46(e)	$2,349,120
2,355,938	Structured Asset Mortgage Investments II Trust, Series 2007-AR4, Class GA4B, (1 mo. LIBOR US + 0.180%), 2.00%, 09/25/47(e)	2,281,175
3,770,257	Structured Asset Securities Corp., Series 2005-RF3, Class 1A, (1 mo. LIBOR US + 0.350%), 2.17%, 06/25/35(a)(e)	3,369,843
1,016,237	Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-2, Class 3A3, 4.66%, 04/25/37(g)	849,061
319,294	Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-2, Class 4A1, 4.86%, 04/25/37(g)	251,335
879,363	Thornburg Mortgage Securities Trust, Series 2007-3, Class 4A1, (12 mo. LIBOR US + 1.250%), 3.19%, 06/25/47(e)	785,507
30,729,151	Voyager OPTONE Delaware Trust, Series 2009-1, Class SAA7, 8.81%, 02/25/38(a)(g)	11,135,504
1,576,424	Voyager STICS Delaware Trust, Series 2009-1, Class CAA1, (1 mo. LIBOR US + 0.320%), 0.61%, 04/26/37(a)(e)	1,553,126
4,272,937	WaMu Mortgage Pass-Through Certificates, Series 2006-AR7, Class 2A, (12 mo. Federal Reserve Cumulative Average US + 0.980%), 3.37%, 07/25/46(e)	4,188,689
9,957,942	WaMu Mortgage Pass-Through Certificates, Series 2007-OA4, Class 2A, (Cost of Funds for the 11th District of San Franciso + 1.250%), 2.41%, 05/25/47(e)	9,487,562
1,274,109	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-10, Class 2A6, 5.50%, 11/25/35	1,229,889
4,529,216	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-5, Class 3A3, STEP, 6.22%, 07/25/36	1,881,500
6,472,974	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-1, Class 4CB, 6.50%, 02/25/36	5,773,402
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,222,101	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 2A2, 3.60%, 07/25/37(g)	$1,116,783
2,961,474	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-OA4, Class 1A, (12 mo. Federal Reserve Cumulative Average US + 0.770%), 3.16%, 05/25/47(e)	2,834,292
1,743,608	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR6, Class 2A, (12 mo. Federal Reserve Cumulative Average US + 0.960%), 3.35%, 08/25/46(e)	1,301,127
10,528,973	Wells Fargo Alternative Loan Trust, Series 2007-PA1, Class A2, (1 mo. LIBOR US + 6.680%), 4.86%, 03/25/37(e)	1,369,347
2,894,224	Wells Fargo Mortgage Backed Securities Trust, Series 2008-AR1, Class A2, 4.72%, 03/25/38(g)	2,527,663
		544,209,570
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.5%
7,167,412	Bayview Commercial Asset Trust 2006-1A, Class A1, (1 mo. LIBOR US + 0.270%), 2.09%, 04/25/36(a)(e)	6,883,976
1,408,790	Bayview Commercial Asset Trust, Series 2005-4A, Class M2, (1 mo. LIBOR US + 0.470%), 2.29%, 01/25/36(a)(e)	1,342,196
1,201,824	Bayview Commercial Asset Trust, Series 2005-4A, Class M3, (1 mo. LIBOR US + 0.500%), 2.32%, 01/25/36(a)(e)	1,143,741
1,871,818	Bayview Commercial Asset Trust, Series 2006-2A, Class B1, (1 mo. LIBOR US + 0.870%), 2.69%, 07/25/36(a)(e)	1,828,413
9,536,475	Bayview Commercial Asset Trust, Series 2007-4A, Class A1, (1 mo. LIBOR US + 0.450%), 2.27%, 09/25/37(a)(e)	9,075,070
7,628,500	Bayview Commercial Asset Trust, Series 2007-5A, Class A4, (1 mo. LIBOR US + 1.500%), 3.32%, 10/25/37(a)(e)	5,247,200
10,127,000	Bayview Commercial Asset Trust, Series 2007-6A, Class A4A, (1 mo. LIBOR US + 1.500%), 3.32%, 12/25/37(a)(e)	9,671,777

76

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	October 31, 2019

Principal Amount		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
$5,000,000	BX Commercial Mortgage Trust, Series 2019-XL, Class J, (1 mo. LIBOR US + 2.650%), 4.65%, 10/15/36(a)(e)	$5,009,432
4,302,000	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2006-3A, Class M1, (1 mo. LIBOR US + 0.290%), 2.31%, 12/25/36(a)(e)	4,217,646
7,000,000	Toorak Mortgage Corp., Series 2019-2, Class A1, STEP, 3.72%, 09/25/22	7,021,925
2,399,123	Velocity Commercial Capital Loan Trust, Series 2014-1, Class M7, 8.85%, 09/01/44(g)	2,435,238
3,881,000	Velocity Commercial Capital Loan Trust, Series 2016-1, Class M5, 9.02%, 04/25/46(a)(g)	4,087,212
3,055,000	Velocity Commercial Capital Loan Trust, Series 2017-1, Class M6, 7.95%, 05/25/47(a)(g)	2,908,889
3,792,732	Velocity Commercial Capital Loan Trust, Series 2018-2, Class M4, 5.32%, 10/26/48(a)(g)	3,901,640
980,459	Velocity Commercial Capital Loan Trust, Series 2018-2, Class M5, 6.36%, 10/26/48(a)(g)	1,012,395
1,889,129	Velocity Commercial Capital Loan Trust, Series 2019-1, Class M2, 4.01%, 03/25/49(a)(g)	1,932,408
2,784,134	Velocity Commercial Capital Loan Trust, Series 2019-1, Class M3, 4.12%, 03/25/49(a)(g)	2,848,674
3,059,893	Velocity Commercial Capital Loan Trust, Series 2019-1, Class M4, 4.61%, 03/25/49(a)(g)	3,126,185
1,590,845	Velocity Commercial Capital Loan Trust, Series 2019-1, Class M5, 5.70%, 03/25/49(a)(g)	1,626,377
3,753,652	Velocity Commercial Capital Loan Trust, Series 2019-1, Class M6, 6.79%, 03/25/49(a)(g)	3,822,930
		79,143,324
Total Non-Agency Mortgage-Backed Securities (Cost $623,555,992)		623,352,894
U.S. GOVERNMENT SPONSORED AGENCY MORTGAGE-BACKED SECURITIES — 0.4%
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.4%
6,138,160	Fannie Mae Connecticut Avenue Securities, Series 2017-C01, Class 1B1, 7.57%, 07/25/29(e)	7,201,412
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$4,750,000	Freddie Mac Structured Agency Credit Risk Program, Series 2017-DNA1, Class B1, 6.77%, 07/25/29(e)	$5,373,712
1,369,851	Freddie Mac Structured Agency Credit Risk Program, Series 2017-DNA1, Class B2, 11.82%, 07/25/29(e)	1,535,626
3,000,000	Freddie Mac Structured Agency Credit Risk Program, Series 2018-DNA1, Class B1, 4.97%, 07/25/30(e)	3,037,728
2,000,000	Freddie Mac Structured Agency Credit Risk Program, Series 2018-SPI2, Class M2, 3.82%, 05/25/48(a)(g)	1,948,354
Total U.S. Government Sponsored Agency Mortgage-Backed Securities
(Cost $17,181,182)		19,096,832
U.S. GOVERNMENT AGENCIES — 51.4%
Federal Home Loan Bank — 51.4%
82,000,000	1.40%, 11/01/19(h)	82,000,000
45,000,000	1.97%, 11/04/19(h)	44,993,700
103,000,000	1.70%, 11/05/19(f)(h)	102,980,775
212,075,000	2.00%, 11/06/19(f)(h)	212,025,517
157,000,000	1.94%, 11/07/19(f)(h)	156,956,040
180,000,000	1.99%, 11/08/19(f)(h)	179,941,199
37,000,000	1.70%, 11/12/19(f)(h)	36,981,007
215,000,000	1.96%, 11/13/19(f)(h)	214,879,600
215,000,000	1.94%, 11/14/19(f)(h)	214,869,566
216,475,000	1.74%, 11/15/19(f)(h)	216,333,570
185,300,000	2.03%, 11/18/19(f)(h)	185,152,996
62,000,000	1.96%, 11/19/19(f)(h)	61,947,920
176,700,000	1.75%, 11/20/19(f)(h)	176,543,325
167,100,000	1.94%, 11/21/19(f)(h)	166,944,041
54,000,000	1.73%, 11/22/19(f)(h)	53,947,080
68,000,000	1.92%, 11/25/19(f)(h)	67,923,840
149,000,000	1.93%, 12/03/19(f)(h)	148,778,818
55,000,000	1.70%, 12/04/19(f)(h)	54,915,804
172,800,000	1.72%, 12/06/19(f)(h)	172,519,440
54,000,000	1.56%, 12/09/19(f)(h)	53,904,810
15,000,000	1.72%, 12/10/19(f)(h)	14,972,862
50,000,000	1.62%, 12/17/19(f)(h)	49,893,306
60,000,000	1.56%, 12/19/19(f)(h)	59,866,400
Total U.S. Government Agencies (Cost $2,729,174,439)		2,729,271,616
U.S. GOVERNMENT SECURITIES — 4.4%
U.S. Treasury Bills — 2.0%
20,000,000	1.70%, 11/05/19(f)(h)	19,996,625

77

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	October 31, 2019

Principal Amount		Value
U.S. Treasury Bills (continued)
10,000,000	2.47%, 11/07/19(f)(h)	$9,997,346
75,000,000	1.72%, 11/19/19(f)(h)	74,942,781
		104,936,752
U.S. Treasury Notes — 2.4%
100,000,000	1.55%, 07/31/24(h)	101,013,459
30,000,000	1.37%, 09/30/24(h)	29,958,984
		130,972,443
Total U.S. Government Securities (Cost $236,034,901)		235,909,195

Shares
CASH SWEEP — 3.4%
UNITED STATES — 3.4%
179,898,565	Citibank - US Dollars on Deposit in Custody Account, 0.12%(i)	179,898,565
Total Cash Sweep (Cost $179,898,565)		179,898,565
TOTAL INVESTMENTS — 94.1% (Cost $5,052,218,373)		$4,995,132,717
OTHER ASSETS IN EXCESS OF LIABILITIES — 5.9%		311,951,546
NET ASSETS — 100.0%		$5,307,084,263

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The aggregate value is $766,836,809, which is 14.45% of net assets. These securities have been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors except those also included in footnote (b) below.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of fair valued securities is $150,063,582 which is 2.83% of net assets and the cost is $149,842,451.
(c)	Security offered and sold outside of the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933.
(d)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of October 31, 2019.
(e)	Floating rate security. Rate shown is the rate in effect as of October 31, 2019.
(f)	Zero coupon bond. The rate represents the yield at time of purchase.
(g)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of October 31, 2019.
(h)	The rate represents the annualized yield at time of purchase.
(i)	The rate shown represents the current yield as of October 31, 2019.

78

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	October 31, 2019

Description	Call/Put	Counterparty	Strike Price	Units	Expiration Date	Notional Amount (000)	Value

Options Written
iShares China Large-Cap ETF	Call	ICAP PLC	44.50	(50,000)	11/15/2019	$222,500	$(200,000)
VanEck Vectors Gold Miners ETF	Call	BTIG LLC	30.50	(50,000)	12/06/2019	152,500	(1,600,000)

Total Options Written (Premiums received $(1,085,641))							$(1,800,000)

Description	Call/Put	Counterparty	Strike Price	Units	Expiration Date	Notional Amount (000)	Value

Structured Options

Equity Options
UKX Index	Call	JPMorgan Chase Bank, N.A.	7,375.00	110,909	11/15/2019	$818,000	$1,376,683
NIKKEI 225 Index	Call	JPMorgan Chase Bank, N.A.	23,250.00	17,470	11/08/2019	406,000	670,206
S&P 500 Index	Call	Citigroup Global Markets Inc	3,074.11	99,366	12/20/2019	305,000	2,973,042
Energy Select Sector SPDR	Call	UBS AG	59.32	3,944,600	12/20/2019	234,000	3,188,420
Euro STOXX Bank Index	Call	Bank of America N.A.	92.50	2,492,800	12/20/2019	231,000	6,051,297
NIKKEI 225 Index	Call	BNP Paribas SA	21,750.00	9,360	12/13/2019	204,000	12,044,805
S&P 500 Index	Call	BNP Paribas SA	3,051.40	66,527	01/31/2020	203,000	4,754,370
S&P 500 Index	Call	Credit Suisse International	3,050.00	66,700	12/20/2019	203,000	2,777,386
S&P 500 Index	Call	Goldman Sachs International	2,920.12	69,175	12/31/2019	202,000	9,614,217
Russell 2000 Index	Call	Goldman Sachs International	1,552.36	130,124	03/31/2020	202,000	9,564,678
NIKKEI 225 Index	Call	BNP Paribas SA	22,775.40	8,869	03/13/2020	202,000	7,746,646
Euro STOXX 50	Call	Citigroup Global Markets Inc	3,570.04	56,582	03/20/2020	202,000	7,702,422
S&P 500 Index	Call	Goldman Sachs International	3,019.63	66,896	11/29/2019	202,000	3,227,337
Russell 2000 Index	Call	UBS AG	1,589.31	127,100	11/29/2019	202,000	1,826,385
iShares MSCI Emerging Markets	Call	Bank of America N.A.	42.03	4,759,015	01/17/2020	200,000	6,077,262
iShares MSCI Emerging Markets	Call	UBS AG	43.86	4,534,884	12/20/2019	199,000	1,150,500
Euro STOXX 50	Put	Bank of America N.A.	3,525.55	44,834	11/15/2019	158,000	557,637
S&P 500 Index	Call	Goldman Sachs International	3,019.70	50,667	01/17/2020	153,000	3,944,922
Euro STOXX 50	Call	Credit Suisse International	3,691.37	41,448	01/17/2020	153,000	1,669,530
The OMX Stockholm 30 Index	Call	Credit Suisse International	1,734.78	86,466	06/18/2020	150,000	4,633,917
SMI Index	Call	Societe Generale	10,104.54	14,844	06/19/2020	150,000	4,503,153
iShares China Large-Cap ETF	Call	UBS AG	39.82	2,586,652	12/20/2019	103,000	3,685,979
S&P 500 Index	Call	Credit Suisse International	2,898.79	35,100	12/20/2019	102,000	5,373,989
UKX Index	Call	JPMorgan Chase Bank, N.A.	7,472.29	13,650	01/17/2020	102,000	758,539
Euro STOXX 50	Call	Credit Suisse International	3,670.00	27,708	11/29/2019	102,000	451,994
S&P 500 Index	Call	Citigroup Global Markets Inc	2,979.52	33,898	03/31/2020	101,000	4,975,409
S&P 500 Index	Call	Citigroup Global Markets Inc	3,046.90	33,148	02/21/2020	101,000	2,721,867
S&P 500 Index	Call	Citigroup Global Markets Inc	3,003.83	33,624	12/31/2019	101,000	2,612,082
S&P 500 Index	Call	Goldman Sachs International	3,000.00	33,496	01/17/2020	100,000	3,048,128
Euro STOXX 50 Dividend Index	Put	BNP Paribas SA	115.00	660,000	12/20/2019	76,000	13
SMI Index	Put	Societe Generale	10,104.54	4,948	06/19/2020	50,000	375,779
The OMX Stockholm 30 Index	Put	Credit Suisse International	1,734.78	28,822	06/18/2020	50,000	347,790
Euro STOXX 50 Dividend Index	Put	UBS AG	110.00	327,225	12/20/2019	36,000	43
							$120,406,427
UKX Index	Call	JPMorgan Chase Bank, N.A.	7,450.00	(110,909)	11/15/2019	826,000	(470,521)
S&P 500 Index	Call	Citigroup Global Markets Inc	3,164.52	(99,366)	12/20/2019	314,000	(478,955)
Energy Select Sector SPDR	Call	UBS AG	62.74	(3,944,600)	12/20/2019	247,000	(497,020)
Euro STOXX Bank Index	Call	Bank of America N.A.	97.50	(2,492,800)	12/20/2019	243,000	(2,238,441)
NIKKEI 225 Index	Call	BNP Paribas SA	22,750.00	(9,360)	12/13/2019	213,000	(4,732,256)
Euro STOXX 50	Call	Citigroup Global Markets Inc	3,746.77	(56,582)	03/20/2020	212,000	(2,903,474)
NIKKEI 225 Index	Call	BNP Paribas SA	23,902.85	(8,869)	03/13/2020	212,000	(3,206,412)
iShares MSCI Emerging Markets	Call	Bank of America N.A.	44.13	(4,759,015)	01/17/2020	210,000	(1,862,203)
S&P 500 Index	Call	Goldman Sachs International	3,035.77	(69,175)	12/31/2019	210,000	(4,029,588)
Russell 2000 Index	Call	Goldman Sachs International	1,613.84	(130,124)	03/31/2020	210,000	(5,560,122)
S&P 500 Index	Put	Credit Suisse International	3,000.00	(66,700)	12/20/2019	200,000	(692,349)
S&P 500 Index	Put	Bank of America N.A.	2,840.53	(66,889)	01/17/2020	190,000	(1,780,741)
S&P 500 Index	Put	BNP Paribas SA	2,825.93	(66,527)	01/31/2020	188,000	(2,089,651)
79

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	October 31, 2019

Description	Call/Put	Counterparty	Strike Price		Units	Expiration Date	Notional Amount (000)	Value
SMI Index	Call	Societe Generale	10,508.72		(14,844)	06/19/2020	$156,000	$(2,075,702)
The OMX Stockholm 30 Index	Call	Credit Suisse International	1,804.17		(86,466)	06/18/2020	156,000	(2,345,647)
S&P 500 Index	Put	Goldman Sachs International	2,782.86		(50,667)	01/17/2020	141,000	(1,124,181)
Euro STOXX 50	Put	Credit Suisse International	3,401.85		(41,448)	01/17/2020	141,000	(1,444,620)
S&P 500 Index	Call	Citigroup Global Markets Inc	3,186.02		(33,898)	03/31/2020	108,000	(1,258,534)
S&P 500 Index	Call	Citigroup Global Markets Inc	3,122.79		(33,624)	12/31/2019	105,000	(579,587)
NIKKEI 225 Index	Put	BNP Paribas SA	21,300.00		(4,680)	12/13/2019	100,000	(115,604)
iShares 20+ Year Treasury Bond ETF	Put	Citigroup Global Markets Inc	137.55		(727,002)	02/21/2020	100,000	(161,685)
S&P 500 Index	Put	Goldman Sachs International	2,989.73		(33,448)	11/29/2019	100,000	(366,573)
Euro STOXX 50	Put	Credit Suisse International	3,600.00		(27,708)	11/29/2019	100,000	(474,076)
Russell 2000 Index	Put	UBS AG	1,573.57		(63,550)	11/29/2019	100,000	(538,665)
S&P 500 Index	Put	Goldman Sachs International	2,891.21		(34,588)	12/31/2019	100,000	(630,411)
NIKKEI 225 Index	Put	BNP Paribas SA	22,549.85		(4,435)	03/13/2020	100,000	(1,563,936)
iShares 20+ Year Treasury Bond ETF	Call	Citigroup Global Markets Inc	137.55		(727,002)	02/21/2020	100,000	(1,803,328)
Euro STOXX 50	Put	Citigroup Global Markets Inc	3,534.69		(28,291)	03/20/2020	100,000	(2,225,122)
Russell 2000 Index	Put	Goldman Sachs International	1,536.99		(65,062)	03/31/2020	100,000	(2,993,740)
Utilities Select Sector SPDR	Call	Credit Suisse International	60.88		(1,642,607)	12/20/2019	100,000	(4,725,616)
S&P 500 Index	Put	Goldman Sachs International	2,970.00		(33,496)	01/17/2020	99,000	(929,794)
S&P 500 Index	Put	Citigroup Global Markets Inc	2,893.28		(33,122)	12/20/2019	96,000	(719,877)
iShares China Large-Cap ETF	Put	UBS AG	36.34		(2,586,652)	12/20/2019	94,000	(292,809)
S&P 500 Index	Put	Citigroup Global Markets Inc	2,765.90		(33,624)	12/31/2019	93,000	(457,866)
S&P 500 Index	Put	Citigroup Global Markets Inc	2,743.52		(33,898)	03/31/2020	93,000	(1,546,770)
Energy Select Sector SPDR	Put	UBS AG	57.04		(1,314,867)	12/20/2019	75,000	(602,472)
iShares MSCI Emerging Markets	Put	UBS AG	43.00		(1,511,627)	12/20/2019	65,000	(646,976)
UKX Index	Put	JPMorgan Chase Bank, N.A.	7,325.78		(6,825)	01/17/2020	50,000	(817,923)
SMI Index	Put	Societe Generale	10,104.54		(4,948)	06/19/2020	50,000	(1,888,679)
The OMX Stockholm 30 Index	Put	Credit Suisse International	1,734.78		(28,822)	06/18/2020	50,000	(1,957,775)
S&P 500 Index	Call	JPMorgan Chase Bank, N.A.	20.00	*	(1,000,000)	12/20/2019	20,000	(5,881,052)
S&P 500 Index	Call	JPMorgan Chase Bank, N.A.	18.00	*	(500,000)	12/20/2019	9,000	(2,161,968)
								$(72,872,721)
								$47,533,706
Foreign Currency Options
EUR/CHF Foreign Exchange Rate	Call	Bank of America N.A.	1.11		200,000	12/13/2019	222	$1,033,861
CHF/BRL Foreign Exchange Rate	Put	JPMorgan Chase Bank, N.A.	3.30		250,000,000	03/11/2020	825,000	5,945
GBP/JPY Foreign Exchange Rate	Call	UBS AG	143.00		150,000	04/10/2020	21,450	2,976,688
CHF/JPY Foreign Exchange Rate	Put	UBS AG	107.50		20,000	08/24/2020	2,150	227,906
GBP/CHF Foreign Exchange Rate	Call	Bank of America N.A.	1.30		125,000	09/14/2020	163	2,667,593
								$6,911,993
EUR/CHF Foreign Exchange Rate	Put	Bank of America N.A.	1.10		(100,000)	12/13/2019	110	(49,354)
CHF/BRL Foreign Exchange Rate	Call	JPMorgan Chase Bank, N.A.	4.00		(50,000,000)	03/11/2020	200,000	(2,432,452)
GBP/JPY Foreign Exchange Rate	Call	UBS AG	145.00		(150,000)	04/10/2020	21,750	(2,056,621)
CHF/JPY Foreign Exchange Rate	Put	UBS AG	103.50		(20,000)	08/24/2020	2,070	(97,059)
CHF/JPY Foreign Exchange Rate	Call	UBS AG	112.25		(10,000)	08/24/2020	1,123	(131,761)
GBP/CHF Foreign Exchange Rate	Call	Bank of America N.A.	1.33		(125,000)	09/14/2020	166	(1,614,370)
								$(6,381,617)
								$530,376
Total Structured Options (Net premiums paid $29,109,903)								$48,064,082

*	Strike price based on volatility.
80

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	October 31, 2019

Reference Entity	Counterparty	Expiration Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

Commodity Basket Swaps
Macquarie Custom Basket Index Macquarie Bank Ltd. paying total return of the Macquarie Custom Basket MQCP298 Index over the initial equity level of 303.0452 and receiving fixed interest rate of 0.15% with monthly payments until expiration	Macquarie Bank Limited	02/18/2020	$65,000	$170,576	—	$170,576
Macquarie Custom Basket Index Macquarie Bank Ltd. paying total return of the Macquarie Custom Basket MQCP275 Index over the initial equity level of 331.2573 and receiving fixed interest rate of 0.15% with monthly payments until expiration	Macquarie Bank Limited	02/18/2020	65,597	935,362	—	935,362
Total Commodity Basket Swaps						$1,105,938

The following table represents the individual long positions and related values of Indices underlying the Commodity Basket Swaps with Macquarie Bank Limited, as of period end:

Reference Entity - Long:
	Notional Amount		% of Basket
Indexes	(000)	Value	Value
S&P GSCI Brent Crude Official Close Index ER	$25,999	$68,230	40%
S&P GSCI Gold Official Close Index ER	13,000	34,114	20%
S&P GSCI Aluminum Official Close Index ER	8,667	22,744	13%
S&P GSCI Copper Official Close Index ER	8,667	22,744	13%
S&P GSCI Zinc Official Close Index ER	8,667	22,744	13%
Total Reference Entity - Long	$65,000	$170,576	100%

Reference Entity - Long:
	Notional Amount		% of Basket
Indexes	(000)	Value	Value
S&P GSCI Brent Crude Official Close Index ER	$26,238	$374,145	40%
S&P GSCI Gold Official Close Index ER	13,119	187,073	20%
S&P GSCI Aluminum Official Close Index ER	6,560	93,536	10%
S&P GSCI Copper Official Close Index ER	6,560	93,536	10%
S&P GSCI Nickel Official Close Index ER	6,560	93,536	10%
S&P GSCI Zinc Official Close Index ER	6,560	93,536	10%
Total Reference Entity - Long	$65,597	$935,362	100%

Reference Entity	Variance/ Volatility Strike Price	Counterparty	Payment/ Expiration Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Variance/Volatility/Total Return Swaps
KOSPI 200 Index BNP Paribas receiving an amount if the volatility of the Korea KOSPI 200 Index over the volatility strike price of 19.25 and paying an amount if the volatility of Korea KOSPI 200 Index is under 19.25 at expiration date	19.25	BNP Paribas SA	12/12/2019	500	*	$2,353,643	—	$2,353,643
81

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	October 31, 2019

Reference Entity	Variance/ Volatility Strike Price	Counterparty	Payment/ Expiration Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
NKY 225/S&P Index UBS AG receiving an amount if the volatility of Nikkei 225 Index is over 18.50 and paying an amount if the volatility of S&P 500 Index is under 17.10 at expiration date	18.50/17.10	UBS AG	12/13/2019	2,000	*	$2,621,100	—	$2,621,100
NKY 225/S&P/ASX UBS AG receiving variance of difference between Nikkei 225 Index and S&P/ASX 200 Index over the volatility strike price of 18.30/15.80 with a condition that knockout level is between 70% and 115% of initial index level with a knockout level of 120% at expiration date	18.30/15.80	UBS AG	12/13/2019	800	*	1,697,584	—	1,697,584
NKY 225/S&P/ASX UBS AG receiving variance of difference between Nikkei 225 Index and S&P/ASX 200 Index over the volatility strike price of 18.90/16.50 with a condition that knockout level is between 70% and 115% of initial index level with a knockout level of 120% at expiration date	18.90/16.50	UBS AG	12/13/2019	500	*	1,038,758	—	1,038,758
AUD/USD/S&P/ASX UBS AG paying an amount if the volatility of AUD/USD foreign exchange rate is over 10.95 and receiving an amount if the volatility of S&P/ASX is under 17.75 at expiration date	10.95/17.75	UBS AG	12/19/2019	1,000	*	1,848,706	—	1,848,706
ASX 200 Index/S&P 500 Societe Generale receiving variance of the Index under the target volatility of 10.95 and paying variance of the Index over the target volatility of 18.75 at expiration date	10.95/18.75	Societe Generale	12/19/2019	705	*	1,267,129	—	1,267,129
AUD/JPY S&P/ASX 200 Index UBS AG paying an amount if the volatility of AUD/JPY foreign exchange rate is over 10.90 and receiving an amount if the volatility of S&P/ASX Index is under 17.40 at expiration date	10.90/17.40	UBS AG	12/19/2019	700	*	986,110	—	986,110
S&P 500 Index BNP Paribas receiving variance of the over the target volatility of 19.90 and paying variance of the S&P 500 Index under the target volatility of 19.90 at expiration date	19.90/19.90	BNP Paribas SA	12/20/2019	1,000	*	4,366,314	—	4,366,314
NKY 225/S&P 500 Index Societe Generale paying an amount if the volatility of Nikkei 225 Index is over 18.20 and receiving an amount if the volatility of S&P 500 Index is under 17.15 at expiration date	18.20/17.15	Societe Generale	12/20/2019	1,000	*	1,426,542	—	1,426,542
82

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	October 31, 2019

Reference Entity	Variance/ Volatility Strike Price	Counterparty	Payment/ Expiration Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
SPX 500 Index/KOSPI 200 Index Societe Generale receiving variance of the KOSPI 200 Index over the target volatility of 15.40 and paying variance of the S&P 500 Index under the target volatility of 18.40 at expiration date	15.40/18.40	Societe Generale	12/20/2019	1,000	*	$991,895	—	$991,895
S&P 500 Index JPMorgan Chase Bank N.A. paying variance of the S&P 500 Index under the target volatility of 33.05 and receiving variance of the S&P 500 Index over the target volatility of 33.05 at expiration date	33.05	JPMorgan Chase Bank, N.A.	12/20/2019	500	*	6,670,704	—	6,670,704
NASDAQ 100 Index BNP Paribas paying variance of the NASDAQ 100 Index under the target volatility of 24.40 and receiving variance of the NASDAQ 100 Index over the target volatility of 24.40 at expiration date	24.40	BNP Paribas SA	12/20/2019	500	*	1,862,552	—	1,862,552
NKY 225/S&P 500 Index JPMorgan Chase Bank N.A. receiving an amount if the volatility of Nikkei 225 Index is under 18.00 and paying an amount if the volatility of S&P 500 Index is over 18.00 at expiration date	18.00/18.00	JPMorgan Chase Bank, N.A.	12/20/2019	500	*	1,148,686	—	1,148,686
NKY 225/S&P 500 Index Societe Generale paying an amount if the volatility of Nikkei 225 Index is over 17.90 and receiving an amount if the volatility of S&P 500 Index is under 17.70 at expiration date	17.90/17.70	Societe Generale	12/20/2019	500	*	1,071,175	—	1,071,175
S&P 500 Index BNP Paribas receiving variance of the S&P 500 Index over the target volatility of 20.70 and paying variance of the S&P 500 Index under the target volatility of 20.70 at expiration date	18.75/20.70	BNP Paribas SA	12/20/2019	500	*	909,797	—	909,797
HSCEI Index Societe Generale receiving variance of the HSCEI Index over the target volatility of 26.30 and paying variance of the HSCEI Index under the target volatility of 26.30 at expiration date	26.30	Societe Generale	12/30/2019	511	*	4,142,756	—	4,142,756
HSCEI Index Societe Generale receiving an amount if the volatility of HSCEI Index is over 25.45 and paying an amount if the volatility of HSCEI Index is under 25.45 at expiration date	25.45	Societe Generale	12/30/2019	500	*	3,930,914	—	3,930,915
83

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	October 31, 2019

Reference Entity	Variance/ Volatility Strike Price	Counterparty	Payment/ Expiration Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
S&P 500 Index Societe Generale receiving variance of the S&P 500 Index over the target volatility of 17.90 and paying variance of the S&P 500 Index under the target volatility of 17.90 at expiration date	17.90	Societe Generale	03/20/2020	500	*	$630,871	—	$630,871
NKY 225/S&P 500 Index Societe Generale receiving an amount if the volatility of Nikkei 225 Index is under 17.90 and paying an amount if the volatility of S&P 500 Index is over 17.20 at expiration date	17.90/17.20	Societe Generale	06/19/2020	1,000	*	663,689	—	663,689
NKY 225/S&P 500 Index Societe Generale receiving an amount if the volatility of Nikkei 225 Index is under 18.80 and paying an amount if the volatility of S&P 500 Index is over 18.70 at expiration date	18.80/18.70	Societe Generale	09/11/2020	500	*	215,625	—	215,625
S&P 500 Index Societe Generale receiving variance of the S&P 500 Index over the target volatility of 20.80 and paying variance of the S&P 500 Index under the target volatility of 20.80 at expiration date	20.80	Societe Generale	09/18/2020	500	*	1,147,433	—	1,147,433
HSCEI /S&P 500 Index Societe Generale paying an amount if the volatility of HSCEI Index is over 20.20 and receiving an amount if the volatility of SPX 500 Index is under 18.15 at expiration date	20.20/18.15	Societe Generale	09/29/2020	500	*	89,036	—	89,036
S&P 500 Index Societe Generale receiving an amount if the volatility of the S&P 500 Index is under 21.45 and paying an amount if the volatility of the S&P 500 Index is over 21.10 at expiration date	21.10/21.45	Societe Generale	12/18/2020	1,000	*	2,653,681	—	2,653,681
								$43,734,701
XAU/USD JPMorgan Chase Bank N.A. paying variance of the XAU/USD over the target volatility of 12.70 and receiving variance of the XAU/USD under the target volatility of 12.70 at expiration date	12.70	JPMorgan Chase Bank, N.A.	12/06/2019	1,000	*	(912,813)	—	(912,813)
XAU/EUR UBS AG paying an amount if the volatility of XAU/EUR foreign exchange rate is over 12.33 and receiving an amount if the volatility of XAU/EUR is under 12.33 at expiration date	12.33	UBS AG	12/06/2019	500	*	(901,626)	—	(901,626)
84

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	October 31, 2019

Reference Entity	Variance/ Volatility Strike Price	Counterparty	Payment/ Expiration Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
KOSPI 200 Index Societe Generale paying variance of the KOSPI 200 Index over the target volatility of 17.25 and receiving variance of the KOSPI 200 Index under the target volatility of 17.25 at expiration date	17.25	Societe Generale	12/12/2019	500	*	$(1,662,332)	—	$(1,662,332)
HSCEI /S&P 500 Index Societe Generale paying an amount if the volatility of HSCEI Index is over 21.70 and receiving an amount if the volatility of S&P 500 Index is under 17.55 at expiration date	21.70/17.55	Societe Generale	12/20/2019	1,000	*	(1,698,314)	—	(1,698,314)
HSCEI /S&P 500 Index Societe Generale paying an amount if the volatility of HSCEI Index is over 21.30 and receiving an amount if the volatility of S&P 500 Index is under 16.85 at expiration date	21.30/16.85	Societe Generale	12/20/2019	1,000	*	(1,735,969)	—	(1,735,969)
HSCEI /S&P 500 Index Societe Generale paying an amount if the volatility of the HSCEI over the volatility strike price of 23.25 and receiving an amount if the volatility of S&P 500 Index is under 18.35 at expiration date	23.25/18.35	Societe Generale	12/20/2019	500	*	(773,964)	—	(773,964)
AUD/JPY Goldman Sachs International receiving an amount if the volatility of AUD/JPY foreign exchange rate is under 11.20 and paying an amount if the volatility of AUD/JPY foreign exchange rate is over 11.20 at expiration date	11.20	Goldman Sachs International	01/21/2020	1,250	*	(1,917,111)	—	(1,917,111)
EEM Index Societe Generale receiving variance of the EEM Index over the target volatility of 20.05 and paying variance of the EEM Index under the target volatility of 20.05 at expiration date	20.05	Societe Generale	03/20/2020	500	*	(816,443)	—	(816,443)
AUD/JPY Citibank N.A. paying an amount if the volatility of AUD/JPY foreign exchange rate is over 9.70 and receiving an amount if the volatility of AUD/JPY foreign exchange rate is under 9.70 at expiration date	9.70	Citigroup Global Markets Inc	04/21/2020	1,000	*	(689,662)	—	(689,662)
HSCEI /S&P 500 Index Societe Generale receiving an amount if the volatility of HSCEI Index is under 21.35 and paying an amount if the volatility of S&P 500 Index is over 16.40 at expiration date	21.35/16.40	Societe Generale	06/19/2020	1,000	*	(3,307,632)	—	(3,307,632)
85

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	October 31, 2019

Reference Entity	Variance/ Volatility Strike Price	Counterparty	Payment/ Expiration Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
BXIIC 10T Barclays receiving variance of the Shiller Barclays Cape US total return Index over the target volatility of 11.00 and paying variance of the Shiller Barclays Cape US total return Index under the target volatility of 11.00 at expiration date	11.00	Barclays Bank PLC	07/27/2020	1,000	*	(318,182)	—	(318,182)
NKY 225 Index Societe Generale receiving an amount if the volatility of Nikkei 225 Index is under 21.35 and paying an amount if the volatility of Nikkei 225 Index is over 21.35 at expiration date	21.35	Societe Generale	09/11/2020	500	*	(1,022,792)	—	(1,022,792)
BXIIC 10T Barclays receiving variance of the Shiller Barclays Cape US total return Index over the target volatility of 11.00 and paying variance of the Shiller Barclays Cape US total return Index under the target volatility of 11.00 at expiration date	11.00	Barclays Bank Plc	10/05/2020	500	*	(68,182)	—	(68,182)
LEGATRUU Total return swap with Barclays Bank PLC receiving total return of the LEGATRUU Index over the initial equity level of 512.6230 and paying a floating amount of 0.48% with quarterly payments until expiration date, expiring 11/10/20 (Notional amount USD 100,000,000)	N/A	Barclays Bank Plc	11/10/2020	500	*	(805,959)	—	(805,959)
USD/CHF JPMorgan Chase Bank N.A. paying variance of the USD/CHF over the target volatility of 8.35 and receiving variance of the USD/CHF under the target volatility of 8.35 at expiration date	8.35	JPMorgan Chase Bank, N.A.	12/08/2020	1,000	*	(2,284,464)	—	(2,284,464)
CHF/USD Goldman Sachs International receiving an amount if the volatility of CHF/USD foreign exchange rate is under 8.30 and paying an amount if the volatility of CHF/USD foreign exchange rate is over 8.30 at expiration date	8.30	Goldman Sachs International	12/10/2020	1,000	*	(2,342,709)	—	(2,342,709)
HSCEI /S&P 500 Index Societe Generale paying an amount if the volatility of HSCEI Index is over 21.70 and receiving an amount if the volatility of SPX 500 Index is under 17.00 at expiration date	21.70/17.00	Societe Generale	12/18/2020	1,000	*	(3,853,801)	—	(3,853,801)
HSCEI /S&P 500 Index UBS AG paying an amount if the volatility of HSCEI Index is over 22.60 and receiving an amount if the volatility of S&P 500 Index is under 18.00 at expiration date	22.60/18.00	UBS AG	12/30/2020	1,000	*	(3,274,900)	—	(3,274,900)
86

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	October 31, 2019

Reference Entity	Variance/ Volatility Strike Price	Counterparty	Payment/ Expiration Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
USD/JPY Citbank N.A. paying an amount if the volatility of USD/JPY foreign exchange rate is over 6.70 and receiving an amount if the volatility of USD/JPY foreign exchange rate is under 6.70 at expiration date	6.70	Citigroup Global Markets Inc	04/15/2021	2,000	*	$(1,036,908)	—	$(1,036,908)
								$(29,423,763)
Total Variance/Volatility/Total Return Swaps								$14,310,938

*	Vega Notional

Futures contracts outstanding at October 31, 2019:

Description	Number of Contracts	Expiration Date	Current Notional Amount	Value/Unrealized Appreciation (Depreciation)
Long Contracts:
S&P 500 E-mini Gold Futures	700	December 2019	$53,018,000	$44,400
Chicago Mercantile Exchange S&P 500	100	December 2019	75,895,000	2,310,500

Total Futures Contracts				$2,354,900

Forward foreign currency exchange contracts outstanding at October 31, 2019:

Currency Sold		Currency Purchased		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
USD	10,165,130	KRW	12,117,000,000	Barclays Bank PLC	02/07/20	$214,129
CLP	10,542,000,000	USD	14,704,441	Citigroup Global Markets Inc	12/09/19	475,134
USD	14,704,441	BRL	60,000,000	Citigroup Global Markets Inc	12/09/19	220,956
CHF	30,000,000	JPY	3,256,620,000	Citigroup Global Markets Inc	02/25/20	298,351
EUR	10,000,000	USD	11,352,610	The Bank of New York Mellon	02/07/20	123,824
JPY	1,185,220,000	EUR	10,000,000	The Bank of New York Mellon	02/07/20	181,211
						1,513,605
KRW	12,117,000,000	USD	10,000,000	Barclays Bank PLC	02/07/20	(379,259)
BRL	60,000,000	USD	14,630,221	Citigroup Global Markets Inc	12/09/19	(295,176)
USD	14,513,664	CLP	10,542,000,000	Citigroup Global Markets Inc	12/09/19	(284,357)
JPY	3,282,213,000	CHF	30,000,000	Citigroup Global Markets Inc	02/25/20	(59,544)
JPY	25,593,000	USD	238,457	Citigroup Global Markets Inc	02/25/20	(350)
EUR	10,000,000	JPY	1,188,733,000	The Bank of New York Mellon	02/07/20	(148,465)
USD	11,343,840	EUR	10,000,000	The Bank of New York Mellon	02/07/20	(115,054)
						(1,282,205)

Total Forward Foreign Currency Exchange Contracts						$231,400
87

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	October 31, 2019

The following abbreviations are used in the report:

AUD — Australian Dollar

BRL — Brazil Real

CHF — Swiss Franc

CLO — Collateralized Loan Obligation

ETF — Exchange Traded Fund

EUR — Euro

HSCEI — Hang Seng China Enterprise Index

JPY — Japanese Yen

KOSPI — Korean Composite Stock Index

KRE — SPDR S&P Registered Banking ETF

LIBOR — London Interbank Offered Rate

MSCI — Morgan Stanley Capital International Index

NASDAQ — National Association of Securities Dealrs Automated Quotations Exchange

NKY — NIKKEI

REIT — Real Estate Investment Trust

SMI — Swiss Market Index

SPDR — Standard & Poor’s Depositary Receipts

SPX — S&P Index

S&P GSCI — Goldman Sachs Commodity Index

STEP — Step Coupon Bond

UKX — FTSE 100 Index

USD — U.S. Dollar

XAU — Gold

Portfolio Diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
Asset-Backed Securities	13.7%
Collateralized Mortgage Obligations	11.1
Commercial Mortgage-Backed Securities	1.4
Communication Services	0.6
Consumer Discretionary	0.3
Consumer Staples	0.4
Diversified Financials	0.6
Energy	0.3
Government Bonds	2.8
Health Care	0.3
Industrials	0.2
Information Technology	0.1
Materials	0.3
Telecommunication Services	0.3
U.S. Government Agencies and Securities	57.6
Utilities	0.2
Other*	9.8
100.0%

*	Includes cash and equivalents, options, exchange traded funds, rights/warrants, structured options, futures, swap agreements, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.
88

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments	October 31, 2019

Principal Amount		Value
CORPORATE BONDS — 16.1%
Banks — 4.1%
$1,750,000	Banco Santander Chile, 2.50%, 12/15/20(a)	$1,747,813
2,800,000	Banco Santander SA, 3.85%, 04/12/23	2,926,416
6,000,000	Bank of America Corp., 0.810%), 3.37%, 01/23/26(b)	6,276,362
2,000,000	Bank of Montreal, 3.10%, 04/13/21	2,035,892
5,000,000	BNP Paribas SA, 2.95%, 05/23/22(a)	5,096,624
5,785,000	Citigroup, Inc., 1.390%), 3.67%, 07/24/28(b)	6,121,006
2,625,000	JPMorgan Chase & Co., (3 mo. LIBOR US + 0.610%), 3.51%, 06/18/22(b)	2,684,031
3,030,000	JPMorgan Chase & Co., 3.20%, 06/15/26	3,170,674
5,885,000	JPMorgan Chase & Co., 1.260%), 4.20%, 07/23/29(b)	6,543,191
2,980,000	KeyCorp. MTN, 2.90%, 09/15/20	3,004,614
5,000,000	Mizuho Financial Group, Inc., (3 mo. LIBOR US + 1.000%), 3.92%, 09/11/24(b)	5,242,677
4,400,000	Morgan Stanley, 3.88%, 04/29/24	4,690,166
3,500,000	PNC Bank NA, 2.70%, 10/22/29	3,512,615
4,500,000	Royal Bank of Canada, 3.35%, 10/22/21(a)	4,630,846
2,200,000	Sumitomo Mitsui Banking Corp., 2.45%, 01/16/20	2,202,551
2,000,000	Svenska Handelsbanken AB, 1.88%, 09/07/21	1,998,183
		61,883,661
Communication Services — 1.7%
3,200,000	Alibaba Group Holding Ltd., 2.50%, 11/28/19	3,200,970
2,160,000	Amazon.com, Inc., 2.60%, 12/05/19	2,160,031
5,720,000	Comcast Corp., 4.15%, 10/15/28	6,461,202
6,000,000	Omnicom Group, Inc., 3.65%, 11/01/24	6,339,147
5,930,000	Verizon Communications, Inc., 4.13%, 03/16/27	6,612,888
		24,774,238
Consumer Discretionary — 0.8%
2,460,000	Carnival Corp., 3.95%, 10/15/20	2,505,687
Principal Amount		Value
Consumer Discretionary (continued)
$5,000,000	Lowe’s Cos, Inc., 2.50%, 04/15/26	$5,019,157
3,890,000	Walmart, Inc., 3.40%, 06/26/23	4,110,132
		11,634,976
Consumer Staples — 1.9%
5,000,000	Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc., 3.65%, 02/01/26	5,354,147
5,870,000	Costco Wholesale Corp., 2.15%, 05/18/21	5,904,390
5,000,000	Diageo Capital PLC, 2.63%, 04/29/23	5,099,558
4,000,000	Marriott International, Inc./MD, 3.60%, 04/15/24	4,222,759
2,000,000	McDonald’s Corp. MTN, 2.63%, 09/01/29	2,014,375
6,000,000	Tyson Foods, Inc., 2.25%, 08/23/21	6,029,526
		28,624,755
Diversified Financials — 1.7%
3,950,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.50%, 05/15/21	4,085,978
1,760,000	American Express Co., 3.70%, 08/03/23	1,860,716
5,555,000	General Motors Financial Co., Inc., 3.55%, 07/08/22	5,697,370
3,070,000	Goldman Sachs Group, Inc. (The), 0.780%), 2.71%, 10/31/22(c)	3,084,797
3,065,000	Goldman Sachs Group, Inc. (The), 1.000%), 2.94%, 07/24/23(c)	3,085,661
5,000,000	Magna International, Inc., 3.63%, 06/15/24	5,256,805
2,470,000	National Rural Utilities Cooperative Finance Corp. MTN, 2.90%, 03/15/21	2,503,415
		25,574,742
Energy — 1.0%
2,840,000	Energy Transfer Operating LP, 5.88%, 01/15/24	3,153,253
3,380,000	Occidental Petroleum Corp., 2.70%, 08/15/22	3,415,593
3,000,000	ONEOK, Inc., 2.75%, 09/01/24	3,034,367

89

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	October 31, 2019

Principal Amount		Value
Energy (continued)
$5,170,000	Sabine Pass Liquefaction LLC, 5.88%, 06/30/26	$5,936,461
		15,539,674
Health Care — 1.4%
5,010,000	AbbVie, Inc., 2.50%, 05/14/20	5,023,906
3,000,000	Anthem, Inc., 2.38%, 01/15/25	2,998,167
3,000,000	Bristol-Myers Squibb Co., 2.90%, 07/26/24(a)	3,108,939
5,000,000	Celgene Corp., 2.88%, 08/15/20	5,031,987
5,000,000	Kaiser Foundation Hospitals, 3.15%, 05/01/27	5,291,059
		21,454,058
Industrials — 0.8%
6,185,000	Northrop Grumman Corp., 2.55%, 10/15/22	6,283,318
2,522,000	Precision Castparts Corp., 3.25%, 06/15/25	2,669,608
3,725,000	Roper Technologies, Inc., 2.80%, 12/15/21	3,783,627
		12,736,553
Information Technology — 1.2%
4,000,000	CA, Inc., 5.38%, 12/01/19	4,009,406
3,090,000	Hewlett Packard Enterprise Co., 2.25%, 04/01/23	3,087,674
5,000,000	International Business Machines Corp., 3.00%, 05/15/24	5,192,627
5,000,000	Oracle Corp., 2.50%, 05/15/22	5,077,622
		17,367,329
Insurance — 0.4%
1,000,000	Lincoln National Corp., 3.05%, 01/15/30	1,010,157
5,000,000	Metropolitan Life Global Funding I, 2.40%, 01/08/21(a)	5,030,987
		6,041,144
Materials — 0.4%
5,000,000	DuPont de Nemours, Inc., 4.21%, 11/15/23	5,357,108
Utilities — 0.7%
2,390,000	Berkshire Hathaway Energy Co., 2.38%, 01/15/21	2,405,720
Principal Amount		Value
Utilities (continued)
$1,500,000	Duke Energy Corp., 3.55%, 09/15/21	$1,538,459
1,000,000	Southern California Edison Co., 2.85%, 08/01/29	1,001,941
5,000,000	Xcel Energy, Inc., 3.30%, 06/01/25	5,243,100
		10,189,220
Total Corporate Bonds (Cost $234,163,283)		241,177,458
ASSET-BACKED SECURITIES — 4.1%
CANADA — 1.1%
Other Asset-Backed Securities — 1.1%
3,774,999	Canadian Pacer Auto Receivables Trust, Series 2018-1A, Class A3, 3.00%, 11/19/21(a)	3,791,494
2,278,219	Chesapeake Funding II LLC, Series 2017-4A, Class A1, 2.12%, 11/15/29(a)	2,278,251
3,000,000	Evergreen Credit Card Trust, Series 2018-1, Class A, 2.95%, 03/15/23(a)	3,040,615
4,750,000	Golden Credit Card Trust, Series 2017-2A, Class A, 1.98%, 04/15/22(a)	4,749,739
3,000,000	Master Credit Card Trust II, Series 2017-1A, Class A, 2.26%, 07/21/21(a)	3,000,952
		16,861,051
CAYMAN ISLANDS — 1.5%
Collateralized Loan Obligations — 1.5%
3,000,000	Apex Credit CLO Ltd., Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.470%), 3.41%, 04/24/29(a)(c)	3,014,068
5,000,000	Black Diamond CLO Ltd., Series 2013-1A, Class A2R, (3 mo. LIBOR US + 1.450%), 3.45%, 02/06/26(a)(c)	4,997,640
2,499,799	Black Diamond CLO Ltd., Series 2014-1A, Class A1R, (3 mo. LIBOR US + 1.150%), 3.15%, 10/17/26(a)(c)	2,500,158
4,000,000	Crestline Denali CLO XV Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.300%), 3.27%, 04/20/30(a)(c)	4,003,327
5,000,000	THL Credit Wind River CLO Ltd., Series 2017-2A, Class A, (3 mo. LIBOR US + 1.230%), 3.20%, 07/20/30(a)(c)	4,976,701

90

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	October 31, 2019

Principal Amount		Value
CAYMAN ISLANDS (continued)
Collateralized Loan Obligations (continued)
$3,000,000	Z Capital Credit Partners CLO Ltd., Series 2015-1A, Class A1R, (3 mo. LIBOR US + 0.950%), 2.95%, 07/16/27(a)(c)	$2,989,426
		22,481,320
UNITED STATES — 1.5%
Other Asset-Backed Securities — 1.5%
949,746	Ally Auto Receivables Trust, Series 2017-2, Class A3, 1.78%, 08/16/21	949,116
722,652	CarMax Auto Owner Trust, Series 2017-2, Class A3, 1.93%, 03/15/22	722,586
150,081	Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.13%, 07/20/22(a)	150,097
1,500,000	Enterprise Fleet Financing LLC, Series 2017-2, Class A3, 2.22%, 01/20/23(a)	1,503,407
1,250,000	GM Financial Consumer Automobile Receivables Trust, Series 2018-1, Class A3, 2.32%, 07/18/22	1,253,791
2,000,000	GM Financial Consumer Automobile, Series 2017-1A, Class A4, 2.06%, 05/16/23(a)	2,001,834
3,000,000	Sofi Professional Loan Program, Series 2018-B, Class A2FX, 3.34%, 08/25/47(a)	3,094,372
2,000,000	Toyota Auto Receivables Owner Trust, Series 2017-A, Class A4, 2.10%, 09/15/22	2,002,231
1,009,793	Verizon Owner Trust, Series 2017-1A, Class A, 2.06%, 09/20/21(a)	1,009,781
1,750,000	Verizon Owner Trust, Series 2017-3A, Class A1A, 2.06%, 04/20/22(a)	1,750,527
1,000,000	Volkswagen Auto Loan Enhanced Trust, Series 2018-1, Class A3, 3.02%, 11/21/22	1,014,180
711,970	Wheels SPV 2 LLC, Series 2018-1A, Class A2, 3.06%, 04/20/27(a)	716,289
3,100,000	World Omni Auto Receivables Trust, Series 2018-A, Class A3, 2.50%, 04/17/23	3,116,175
2,150,000	World Omni Auto Receivables Trust, Series 2019-A, Class A3, 3.04%, 05/15/24	2,195,036
		21,479,422
Total Asset-Backed Securities (Cost $60,601,076)		60,821,793
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
$971,047	JPMorgan Tax Exempt Pass Through Trust, Series 2012-AMT1, Class A 3.00%, 01/27/38(a)	$992,772
Total Collateralized Mortgage Obligations (Cost $988,357)		992,772
U.S. GOVERNMENT AGENCIES — 0.1%
Overseas Private Investment Corp. — 0.1%
1,682,649	5.14%, 12/15/23	1,804,373
Small Business Administration — 0.0%
368,363	4.08%, 03/10/21	377,171
Total U.S. Government Agencies (Cost $2,051,019)		2,181,544
U.S. GOVERNMENT SECURITIES — 78.6%
U.S. Treasury Bonds — 1.2%
13,726,000	3.50%, 02/15/39	17,036,325
U.S. Treasury Notes — 77.4%
46,736,000	2.38%, 04/30/20	46,909,434
9,664,000	1.50%, 06/15/20	9,659,093
6,472,000	1.38%, 09/15/20	6,460,118
14,977,000	1.88%, 12/15/20	15,020,293
36,592,000	2.63%, 05/15/21	37,163,750
91,376,000	1.88%, 11/30/21	92,014,918
92,266,000	1.88%, 01/31/22	92,929,162
900,000	1.88%, 05/31/22	908,086
48,000,000	1.75%, 06/15/22	48,292,500
163,813,000	1.75%, 01/31/23	164,964,810
80,663,000	1.25%, 07/31/23	79,878,426
34,679,807	0.63%, 01/15/24(d)	35,267,475
126,615,000	2.38%, 08/15/24	131,461,980
21,218,000	2.25%, 11/15/24	21,934,936
82,198,000	2.25%, 11/15/25	85,315,745
81,229,000	1.63%, 02/15/26	81,368,612
132,268,000	2.00%, 11/15/26	135,755,535
67,334,000	2.25%, 11/15/27	70,456,088
		1,155,760,961
Total U.S. Government Securities (Cost $1,141,774,601)		1,172,797,286
GOVERNMENT BONDS — 0.2%
JAPAN — 0.2%
3,000,000	Japan Bank For International Cooperation, 2.25%, 02/24/20	3,001,629
Total Government Bonds (Cost $2,999,119)		3,001,629

91

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	October 31, 2019

Shares		Value
INVESTMENT COMPANY — 0.3%
4,657,673	SEI Daily Income Trust Government II Fund, Class A, 1.68%(e)	$4,657,673
Total Investment Company (Cost $4,657,673)		4,657,673
TOTAL INVESTMENTS — 99.5% (Cost $1,447,235,128)		$1,485,630,155
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		7,187,374
NET ASSETS — 100.0%		$1,492,817,529

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors.
(b)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of October 31, 2019.
(c)	Floating rate security. Rate shown is the rate in effect as of October 31, 2019.
(d)	Inflation protected security. Principal amount reflects original security face amount.
(e)	The rate shown represents the current yield as of October 31, 2019.

The following abbreviations are used in the report:

CLO — Collateralized Loan Obligation

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

92

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments	October 31, 2019

Principal Amount		Value
MUNICIPAL BONDS — 96.6%
Alabama — 1.0%
$2,000,000	Alabama Federal Aid Highway Finance Authority Highway Improvements Revenue Bonds, Series A 5.00%, 09/01/22	$2,214,100
1,750,000	Alabama Federal Aid Highway Finance Authority Public Improvement Revenue Bonds 5.00%, 09/01/21	1,872,290
5,000,000	Alabama Federal Aid Highway Finance Authority Revenue Bonds 5.00%, 09/01/20	5,153,350
1,500,000	Alabama Public School & College Authority Advance Refunding Revenue Bonds, Series B 5.00%, 05/01/24	1,745,490
3,030,000	City of Huntsville School Capital Improvements Warrants Refunding GO 5.00%, 09/01/22	3,350,786
3,660,000	City of Huntsville School Capital Improvements Warrants Refunding GO 5.00%, 09/01/26	4,297,975
1,500,000	City of Huntsville Warrants Refunding GO, Series A 5.00%, 08/01/26	1,757,535
7,000,000	State of Alabama Economic Improvements GO, Series A 5.00%, 11/01/31	8,939,140
3,095,000	State of Alabama Economic Improvements GO, Series A 5.00%, 11/01/33	3,927,400
425,000	UAB Medicine Finance Authority Group S Revenue Bonds 5.00%, 09/01/27	532,507
600,000	UAB Medicine Finance Authority Group S Revenue Bonds 5.00%, 09/01/30	771,035
550,000	UAB Medicine Finance Authority Group S Revenue Bonds 5.00%, 09/01/31	704,248
		35,265,856
Arizona — 0.9%
875,000	Arizona Department of Transportation State Highway Fund Refunding Revenue Bonds 5.00%, 07/01/25	1,024,091
Principal Amount		Value
Arizona (continued)
$2,390,000	Arizona School Facilities Board Advance Refunding COP, Series A 5.00%, 09/01/23	$2,726,034
150,000	Arizona State Board of Regents Advance Refunding COP, Series A 5.00%, 06/01/22	164,321
1,715,000	Arizona State Board of Regents Advance Refunding COP, Series A 5.00%, 06/01/24	1,994,699
2,750,000	Arizona State Board of Transportation Refunding Revenue Bonds 5.00%, 07/01/22	3,028,355
1,000,000	Arizona Transportation Board Highway Improvements Revenue Bonds, Series A 5.00%, 07/01/31	1,292,110
1,250,000	Arizona Water Infrastructure Finance Authority Refunding Revenue Bonds, Series A 5.00%, 10/01/26	1,468,550
5,000,000	City of Phoenix Advance Refunding GO 5.00%, 07/01/25	6,028,600
2,875,000	Phoenix Civic Improvement Corp. Refunding Revenue Bonds 5.00%, 07/01/20	2,947,536
5,000,000	Salt River Project Agricultural Improvement & Power District Advance Refunding Revenue Bonds 5.00%, 01/01/21	5,223,150
5,000,000	Salt River Project Agricultural Improvement & Power District Advance Refunding Revenue Bonds 5.00%, 01/01/22	5,412,400
		31,309,846
Arkansas — 0.2%
7,250,000	State of Arkansas Public Improvements GO 5.00%, 10/01/26	8,540,283
California — 3.0%
5,000,000	California Infrastructure & Economic Development Bank Refunding Revenue Bonds 1.71%, 04/01/38(a)	5,003,550

93

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2019

Principal Amount		Value
California (continued)
$500,000	California Municipal Finance Authority California Armenian Home Project Nursing Homes Revenue Bonds 5.00%, 05/15/36	$613,545
200,000	California Municipal Finance Authority Channing House Project Advance Refunding Revenue Bonds (State Appropriation) 5.00%, 05/15/25	242,077
325,000	California Statewide Communities Development Authority Green Bond Marin General Hospital Revenue Bonds 5.00%, 08/01/32	402,542
1,500,000	County of San Bernardino CA Arrow Head Project Current Refunding COP, Series A 5.00%, 10/01/23	1,726,470
5,000,000	Los Angeles Department of Water & Power Power System Revenue Current Refunding Revenue Bonds, Series B 5.00%, 01/01/22	5,417,400
5,000,000	Los Angeles Department of Water & Power Power System Revenue Current Refunding Revenue Bonds, Series B 5.00%, 07/01/24	5,906,200
1,000,000	Rio Hondo Community College District Current Refunding GO, Series B 5.00%, 08/01/30	1,364,750
3,500,000	Sacramento Municipal Utility District Refunding Revenue Bonds, Sub-Series B 5.00%, 08/15/49(a)	4,198,285
800,000	San Diego Regional Building Authority Advance Refunding Revenue Bonds, Series A 5.00%, 10/15/24	954,272
1,000,000	San Francisco Bay Area Rapid Transit District Transit Improvements GO 5.00%, 08/01/24	1,184,800
750,000	State of California Current Refunding GO 5.00%, 04/01/24	874,463
3,250,000	State of California Current Refunding GO 5.00%, 08/01/26	4,026,490
2,000,000	State of California Current Refunding GO 5.00%, 04/01/27	2,509,760
Principal Amount		Value
California (continued)
$14,500,000	State of California Current Refunding GO 5.00%, 04/01/30	$19,180,890
1,620,000	State of California Department of Water Resources Advance Refunding Revenue Bonds 5.00%, 12/01/22	1,816,587
2,865,000	State of California Department of Water Resources Advance Refunding Revenue Bonds, Series AX 5.00%, 12/01/21	3,101,678
7,000,000	State of California Public Improvements GO 5.00%, 09/01/22	7,763,770
3,000,000	State of California Public Improvements GO 5.00%, 03/01/26	3,585,270
5,715,000	State of California Public Improvements GO 5.00%, 10/01/27	6,980,072
4,855,000	State of California Refunding GO 5.00%, 12/01/24	5,605,243
8,000,000	State of California Refunding GO 5.00%, 10/01/25	9,455,520
7,430,000	State of California School Improvements GO 5.00%, 11/01/28	9,410,912
6,000,000	State of California Water Utility Improvement Refunding GO 5.00%, 04/01/30	7,782,780
		109,107,326
Colorado — 0.7%
500,000	Adams & Weld Counties School District No 27J Brighton Co. Refunding GO, Series A, (State Aid Withholding) 5.00%, 12/01/19	501,439
800,000	City & County of Broomfield Advance Refunding COP 5.00%, 12/01/21	862,623
1,525,000	City of Thornton Co. School Improvement COP 5.00%, 12/01/29	1,952,046
500,000	Colorado Health Facilities Authority Current Refunding Revenue Bonds, Series A 4.00%, 01/01/36	574,525
500,000	Colorado Health Facilities Authority Current Refunding Revenue Bonds, Series A 4.00%, 01/01/37	571,175

94

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2019

Principal Amount		Value
Colorado (continued)
$300,000	Colorado Health Facilities Authority Current Refunding Revenue Bonds, Series A 4.00%, 01/01/38	$341,537
2,060,000	Colorado Higher Education Refunding COP, Series A 5.00%, 11/01/24	2,429,770
2,000,000	Denver City & County School District No 1 Refunding GO (State Aid Intercept Program) 5.00%, 12/01/24	2,372,100
100,000	Denver City & County School District No 1 Refunding GO, Series C (State Aid Withholding) 5.00%, 12/01/23	115,151
150,000	EI Paso Country School District No 20 Academy School Improvements GO (State Aid Withholding) 5.00%, 12/15/25	182,873
1,180,000	Jefferson County School District GO, Series R-1, (State Aid Withholding) 5.00%, 12/15/22	1,318,379
10,000,000	University of Colorado Hospital Authority Revenue Current Refunding Revenue Bonds, Series C 5.00%, 11/15/47(a)	11,587,500
1,630,000	Western State Colorado University Refunding Revenue Bonds (State Aid Intercept Program) 5.00%, 05/15/26	1,993,474
		24,802,592
Connecticut — 3.0%
9,000,000	Connecticut State Health & Educational Facilities Authority Refunding Revenue Bonds, Series A 1.45%, 07/01/42(a)(b)	9,036,540
10,000,000	Connecticut State Health & Educational Facilities Authority University & College Improvements Revenue Bonds, Series A-4 2.00%, 07/01/49(a)	10,167,200
8,880,000	Connecticut State Health & Educational Facilities Authority University & College Improvements Revenue Bonds, Series C-1 5.00%, 07/01/40(a)	11,326,529
Principal Amount		Value
Connecticut (continued)
$12,885,000	Connecticut State Health & Educational Facilities Authority University & College Improvements Revenue Bonds, Series S 5.00%, 07/01/27	$16,344,623
1,000,000	Hartford County Metropolitan District Refunding Notes GO 5.00%, 03/01/25	1,153,380
325,000	Hartford County Metropolitan District Refunding Notes GO, Series C, (AGM) 5.00%, 11/01/23	373,292
5,860,000	Hartford County Metropolitan District Refunding Notes GO, Series C, (AGM) 5.00%, 11/01/25	7,122,947
2,350,000	State of Connecticut Clean Water Fund - State Revolving Fund Refunding Revenue Bonds, Series A 5.00%, 03/01/29	2,781,813
1,380,000	State of Connecticut Clean Water Fund - State Revolving Fund Refunding Revenue Bonds, Series A 5.00%, 05/01/31	1,706,729
1,200,000	State of Connecticut Current Refunding GO, Series F 5.00%, 09/15/20	1,239,372
1,000,000	State of Connecticut Refunding GO, Series B 5.00%, 04/15/21	1,054,500
32,445,000	State of Connecticut Refunding GO, Series C 5.00%, 06/01/23	35,413,069
3,100,000	State of Connecticut Special Tax Revenue Public Improvements Revenue Bonds, Series A 5.00%, 08/01/22	3,405,598
1,250,000	State of Connecticut Special Tax Revenue Transportation Infrastructure Advance Refunding Revenue Bonds 5.00%, 08/01/22	1,373,225
1,900,000	State of Connecticut Transportation Infrastructure Refunding Revenue Bonds 5.00%, 09/01/24	2,220,739
5,000,000	State of Connecticut Transportation Infrastructure Revenue Bonds, Series A 5.00%, 09/01/27	5,795,350

95

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2019

Principal Amount		Value
Connecticut (continued)
$825,000	Town of New Canaan CT Refunding GO, Series C 5.00%, 04/01/25	$992,120
		111,507,026
Delaware — 1.8%
5,010,000	State of Delaware Advance Refunding GO, Series A 5.00%, 01/01/28	6,426,127
720,000	State of Delaware Current Refunding GO, Series A 5.00%, 10/01/26	898,150
7,705,000	State of Delaware Current Refunding GO, Series A 5.00%, 10/01/27	9,828,421
10,800,000	State of Delaware Public Facilities GO 5.00%, 02/01/25	12,906,756
9,650,000	State of Delaware Public Facilities GO 5.00%, 02/01/26	11,846,919
15,000,000	State of Delaware Public Facilities GO 5.00%, 02/01/28	19,275,150
2,885,000	State of Delaware Public Improvements GO 5.00%, 03/01/24	3,356,553
		64,538,076
District Of Columbia — 0.3%
5,000,000	District of Columbia Public Improvement Revenue Bonds, Series C 5.00%, 12/01/19	5,014,400
1,000,000	District of Columbia Public Improvements GO, Series A 5.00%, 06/01/25	1,203,540
3,000,000	District of Columbia Public Improvements GO, Series A 5.00%, 10/15/27	3,814,470
1,000,000	District of Columbia Refunding Revenue Bonds, Series A 5.00%, 12/01/20	1,041,230
		11,073,640
Florida — 2.8%
4,790,000	County of Miami-Dade Public Improvements GO 5.00%, 07/01/24	5,603,342
3,970,000	County of Palm Beach Advance Refunding Revenue Bonds 5.00%, 11/01/26	4,672,095
1,000,000	County of Sarasota Refunding Revenue Bonds 5.00%, 10/01/24	1,179,320
Principal Amount		Value
Florida (continued)
$4,620,000	Florida Department of Management Services Current Refunding Revenue Bonds, Series A 5.00%, 09/01/28	$5,815,148
1,000,000	Lee County School Board Refunding COP 5.00%, 08/01/25	1,167,600
4,000,000	Miami-Dade County Refunding GO, Series B 5.00%, 07/01/24	4,679,200
2,000,000	Orlando Utilities Commission Refunding Revenue Bonds, Series A 5.00%, 10/01/20	2,069,540
3,990,000	State of Florida Advance Refunding GO, Series B 5.00%, 06/01/27	4,900,598
20,005,000	State of Florida Current Refunding GO 5.00%, 07/01/24	23,461,264
3,475,000	State of Florida Current Refunding GO, Series A 5.00%, 06/01/24	4,065,368
2,845,000	State of Florida Current Refunding GO, Series C 5.00%, 06/01/25	3,418,950
10,865,000	State of Florida Current Refunding GO, Series C 5.00%, 06/01/28	13,941,207
2,565,000	State of Florida Current Refunding GO, Series D 5.00%, 06/01/23	2,909,710
1,750,000	State of Florida Current Refunding GO, Series F 5.00%, 06/01/28	2,142,788
1,100,000	State of Florida Economic Defeasance GO, Series D 5.00%, 06/01/28	1,346,895
9,800,000	State of Florida Refunding GO 5.00%, 07/01/24	10,789,310
5,350,000	State of Florida Refunding GO, Series C 5.00%, 06/01/23	6,068,987
3,895,000	State of Florida Refunding GO, Series C 5.00%, 06/01/24	4,418,449
		102,649,771
Georgia — 3.2%
1,295,000	Americus-Sumter Payroll Development Authority Current Refunding Revenue Bonds 5.00%, 06/01/32	1,601,371

96

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2019

Principal Amount		Value
Georgia (continued)
$1,570,000	Athens Housing Authority Advance Refunding Revenue Bonds 5.00%, 06/15/27	$1,950,945
1,755,000	Athens Housing Authority Advance Refunding Revenue Bonds 5.00%, 06/15/28	2,166,214
500,000	Barnesville-Lamar County Industrial Development Authority Current Refunding Revenue Bonds 5.00%, 06/01/26	607,555
1,010,000	Barnesville-Lamar County Industrial Development Authority Current Refunding Revenue Bonds 5.00%, 06/01/33	1,244,835
3,090,000	Bleckley County & Dodge County Joint Development Authority Current Refunding Revenue Bonds 5.00%, 07/01/32	3,787,877
1,185,000	Brookhaven Development Authority Children’s Healthcare of Atlan Revenue Bonds 5.00%, 07/01/21	1,259,714
1,950,000	Brookhaven Development Authority Children’s Healthcare of Atlan Revenue Bonds 5.00%, 07/01/23	2,210,442
750,000	Cherokee County Board of Education Advance Refunding GO, (State Aid Withholding) 5.00%, 02/01/23	840,929
260,000	Cobb County Development Authority Advance Refunding Revenue Bonds 5.00%, 07/15/21	275,729
2,710,000	Cobb County Development Authority Advance Refunding Revenue Bonds 5.00%, 07/15/23	3,055,715
2,100,000	Cobb County Development Authority Advance Refunding Revenue Bonds 5.00%, 07/15/24	2,433,312
3,375,000	County of Cobb GA Water & Sewerage Current Refunding Revenue Bonds 5.00%, 07/01/27	4,278,353
10,000,000	County of Forsyth Public Improvements GO 5.00%, 09/01/25	12,125,300
Principal Amount		Value
Georgia (continued)
$2,000,000	Georgia State Road & Tollway Authority Refunding Revenue Bonds, Series B 5.00%, 06/01/21	$2,119,500
3,935,000	Lowndes County Board of Education School Improvements GO (State Aid Withholding) 5.00%, 02/01/22	4,268,176
1,975,000	Lowndes County Board of Education School Improvements GO (State Aid Withholding) 5.00%, 02/01/23	2,214,054
1,095,000	South Regional Joint Development Authority Advance Refunding Revenue Bonds 5.00%, 08/01/25	1,306,543
1,555,000	South Regional Joint Development Authority Advance Refunding Revenue Bonds 5.00%, 08/01/26	1,898,437
1,100,000	South Regional Joint Development Authority Advance Refunding Revenue Bonds 5.00%, 08/01/26	1,342,154
3,265,000	State of Georgia Advance Refunding GO, Series C-1 5.00%, 01/01/24	3,774,928
11,295,000	State of Georgia Advance Refunding GO, Series E 5.00%, 12/01/26	14,136,257
1,950,000	State of Georgia Public Improvements GO, Series A-2 5.00%, 02/01/25	2,257,827
2,500,000	State of Georgia School Improvements GO, Series A (Tranche 1) 5.00%, 07/01/26	3,098,500
16,260,000	State of Georgia School Improvements GO, Series A (Tranche 1) 5.00%, 07/01/27	20,612,152
2,230,000	State of Georgia School Improvements GO, Series A-1 5.00%, 02/01/25	2,662,509
18,020,000	State of Georgia University and College Improvements GO, Series A-1 5.00%, 02/01/24	20,887,523
		118,416,851

97

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2019

Principal Amount		Value
Hawaii — 1.1%
$10,000,000	City & County of Honolulu HI Refunding GO 5.00%, 09/01/25	$12,094,000
3,000,000	City & County of Honolulu Public Improvements Refunding GO, Series D 5.00%, 08/01/23	3,420,060
1,000,000	State of Hawaii Department of Budget & Finance Queens Health System Refunding Revenue Bonds, Series A 5.00%, 07/01/21	1,059,470
5,000,000	State of Hawaii Public Facilities GO, Series FT 5.00%, 01/01/30	6,287,050
1,300,000	State of Hawaii Public Facilities GO, Series FW 5.00%, 01/01/30	1,672,710
3,085,000	State of Hawaii Public Facilities GO, Series FW 5.00%, 01/01/32	3,930,907
5,420,000	State of Hawaii Public Improvements GO, Series EH 5.00%, 08/01/33(c)	6,184,112
2,515,000	State of Hawaii Public Improvements GO, Series FK 5.00%, 05/01/29	3,136,482
1,570,000	University of Hawaii Advance Refunding Revenue Bonds, Series F 5.00%, 10/01/21	1,683,448
1,180,000	University of Hawaii Advance Refunding Revenue Bonds, Series F 5.00%, 10/01/22	1,306,331
		40,774,570
Idaho — 0.1%
900,000	Canyon County School District No 131 Nampa Advance Refunding GO, (School Board GTY) 5.00%, 09/15/25	1,086,777
1,500,000	Idaho Board Bank Authority Refunding Revenue Bonds, Series D 5.00%, 09/15/23	1,660,455
740,000	Madison County School District No 321 Rexburg School Improvements GO, (School Board GTY), Series B 5.00%, 09/15/28	942,272
		3,689,504
Principal Amount		Value
Illinois — 0.8%
$4,540,000	Du Page Cook & Will Counties Community College District No 502 Refunding GO 5.00%, 01/01/27	$5,609,170
5,950,000	Illinois Finance Authority College Improvement Revenue Bonds 1.03%, 12/01/46(a)	5,950,000
5,000,000	Illinois Finance Authority General Revenue Bonds 5.00%, 01/01/27	6,189,000
1,000,000	Illinois Finance Authority Memorial Health System Current Refunding Revenue Bonds 5.00%, 04/01/29	1,269,430
1,220,000	Illinois State Toll Highway Authority Current Refunding Revenue Bonds, Series A 5.00%, 01/01/21	1,273,582
3,250,000	Metropolitan Water Reclamation District of Greater Chicago Current Refunding GO, Series A 5.00%, 12/01/24	3,807,473
2,000,000	Metropolitan Water Reclamation District of Greater Chicago Refunding GO, Series D 5.00%, 12/01/22	2,220,800
1,400,000	Peoria Metropolitan Airport Authority Advance Refunding GO, Series D 5.00%, 12/01/26	1,700,398
780,000	University of Illinois College Improvement Refunding Revenue Bonds, Series A 5.00%, 04/01/21	819,577
		28,839,430
Indiana — 0.1%
500,000	Center Grove School Building Corp. First Mortgage Refunding Revenue Bonds, Series A (State Aid Intercept Program) 5.00%, 07/15/20	512,895
235,000	Columbus Multi-High School Building Corp. Refunding Revenue Bonds (State Aid Intercept Program) 5.00%, 07/15/22	258,331
1,330,000	GCS School Building Corp. One, First Mortgage Refunding Revenue Bonds (State Aid Intercept Program) 5.00%, 01/15/22	1,437,078

98

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2019

Principal Amount		Value
Indiana (continued)
$250,000	GCS School Building Corp. One, First Mortgage Refunding Revenue Bonds (State Aid Intercept Program) 5.00%, 07/15/22	$274,539
2,000,000	Indiana Finance Authority University Health Obligated Group Revenue Bonds 1.65%, 12/01/42(a)	2,011,400
		4,494,243
Iowa — 0.8%
5,675,000	County of Polk Current Refunding GO, Series C 5.00%, 06/01/21	6,014,989
4,000,000	County of Polk Current Refunding GO, Series C 5.00%, 06/01/26	4,930,760
6,110,000	Iowa Finance Authority Advance Refunding Revenue Bonds 5.00%, 08/01/21	6,515,460
5,000,000	Iowa Finance Authority Unity Point Health Current Refunding Revenue 1.07%, 12/01/41(a)	5,000,000
1,800,000	Iowa Finance Authority Water Utilities Improvements Revenue Bonds 5.00%, 08/01/20	1,850,994
3,000,000	State of Iowa Advance Refunding Revenue Bonds, Series A 5.00%, 06/01/28	3,656,520
		27,968,723
Kansas — 0.6%
15,000,000	Johnson County Lease Purchase Revenue Bonds, Series A 5.00%, 09/01/26	18,630,750
1,260,000	Sedgwick County Public Building Commission Technical Education Complex Refunding Revenue Bonds, Series 2 5.00%, 08/01/23	1,436,425
		20,067,175
Kentucky — 0.5%
11,030,000	Kentucky Economic Development Finance Authority Owensboro Medical Health System Revenue Bonds, Series A 5.25%, 06/01/23	11,282,477
Principal Amount		Value
Kentucky (continued)
$5,000,000	Kentucky Turnpike Authority Advance Refunding Revenue Bonds, Series A 5.00%, 07/01/24	$5,775,350
		17,057,827
Louisiana — 0.1%
250,000	Consolidated Government of The City of Baton Rouge & Parish of East Baton Rouge Advance Refunding Revenue Bonds, Series A-1 5.00%, 08/01/26	308,638
2,000,000	State of Louisiana Highway Improvement Revenue Bonds, Series A 5.00%, 09/01/30	2,537,140
		2,845,778
Maine — 0.0%
165,000	Maine Health & Higher Educational Facilities Authority Refunding Revenue Bonds, Series A 5.00%, 07/01/21	174,841
5,000	Maine Health & Higher Educational Facilities Authority Refunding Revenue Bonds, Series A 5.00%, 07/01/21(c)	5,309
600,000	Maine Municipal Bond Bank Miscellaneous Purpose Revenue Bonds, Series B 5.00%, 11/01/23	686,627
		866,777
Maryland — 8.3%
5,735,000	County of Anne Arundel School Improvements GO 5.00%, 04/01/27	6,826,485
2,410,000	County of Anne Arundel School Improvements GO 5.00%, 10/01/27	3,057,591
2,810,000	County of Anne Arundel School Improvements GO 5.00%, 04/01/28	3,339,207
4,080,000	County of Anne Arundel School Improvements GO 5.00%, 10/01/30	5,340,026
3,575,000	County of Baltimore Refunding GO 5.00%, 03/01/27	4,480,619
1,200,000	County of Baltimore Refunding GO, (Special Assessment) 5.00%, 02/01/29	1,453,140

99

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2019

Principal Amount		Value
Maryland (continued)
$2,730,000	County of Baltimore Refunding Notes GO 5.00%, 03/01/23	$3,072,069
3,835,000	County of Baltimore Refunding Public Notes GO 5.00%, 03/01/23	4,315,526
8,165,000	County of Baltimore Refunding Public Notes GO 5.00%, 03/01/24	9,473,360
2,860,000	County of Charles Public School Improvements GO 5.00%, 10/01/21	3,069,466
3,910,000	County of Frederick MD Public Improvements GO, Series A 5.00%, 08/01/27	4,946,072
1,500,000	County of Frederick Refunding GO, Series A 5.00%, 02/01/25	1,787,550
3,220,000	County of Howard MD Advance Refunding Public Improvements GO, Series B 5.00%, 02/15/29	4,000,625
5,000,000	County of Montgomery Advance Refunding GO, Series B 5.00%, 06/01/22	5,489,450
4,500,000	County of Montgomery Advance Refunding GO, Series B 5.00%, 06/01/23	5,104,755
6,650,000	County of Montgomery Advance Refunding GO, Series C 5.00%, 10/01/22	7,382,099
19,000,000	County of Montgomery Advance Refunding GO, Series C 5.00%, 10/01/26	23,601,610
2,000,000	County of Montgomery Public Improvements GO, Series A 5.00%, 12/01/27	2,360,360
1,200,000	County of Montgomery Refunding GO, Series A 5.00%, 11/01/23	1,379,316
10,320,000	County of Montgomery Refunding Public Notes GO, Series A 5.00%, 11/01/27	13,125,492
12,500,000	County of Prince George’s Advance Refunding Public Improvements GO, Series B 5.00%, 07/15/23	14,235,125
3,185,000	County of Prince George’s Public School Improvement GO, Series A 5.00%, 09/15/25	3,862,004
3,180,000	County of Prince George’s Public School Improvement GO, Series A 5.00%, 09/15/26	3,946,126
Principal Amount		Value
Maryland (continued)
$3,110,000	County of Prince George’s Public School Improvements GO, Series A 5.00%, 07/01/24	$3,644,236
9,355,000	County of Prince George’s Public School Improvements GO, Series A 5.00%, 07/01/25	11,279,511
7,935,000	Maryland Health & Higher Educational Facilities Authority Johns Hopkins University and College Improvements Revenue Bonds, Series A 1.07%, 07/01/36(a)	7,935,000
1,000,000	Maryland State Department of Transportation Highway Improvement Revenue Bonds 5.00%, 10/01/20	1,034,960
7,585,000	State of Maryland Advance Refunding GO, Series B 5.00%, 08/01/24	8,909,720
9,255,000	State of Maryland Advance Refunding GO, Series B 5.00%, 08/01/25	11,184,668
4,830,000	State of Maryland Advance Refunding GO, Series B 5.00%, 08/01/26	5,976,932
6,000,000	State of Maryland Department of Transportation Transit Improvements Revenue Bonds 5.00%, 02/01/25	6,726,000
10,000,000	State of Maryland Department of Transportation Transit Improvements Revenue Bonds 5.00%, 11/01/26	11,763,600
2,750,000	State of Maryland Public Facilities GO, Series 1 5.00%, 03/15/32	3,539,003
8,035,000	State of Maryland Public Improvements GO, Series A 5.00%, 08/01/24	9,170,988
3,000,000	State of Maryland Public Improvements GO, Series A 5.00%, 03/15/25	3,587,520
3,815,000	State of Maryland Public Improvements GO, Series A 5.00%, 03/15/27	4,785,612
5,000,000	State of Maryland Public Improvements GO, Series A 5.00%, 03/15/28	6,250,300
4,350,000	State of Maryland Refunding GO, Series 2-C 5.00%, 08/01/23	4,960,784

100

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2019

Principal Amount		Value
Maryland (continued)
$6,700,000	State of Maryland School Improvements GO 5.00%, 06/01/23	$7,600,413
20,000,000	State of Maryland School Improvements GO, Series A 5.00%, 03/15/23	22,534,400
19,000,000	State of Maryland School Improvements GO, Series A-1 5.00%, 08/01/28	24,552,180
7,500,000	Washington Suburban Sanitary Commission Water & Sewer System Improvements GO 5.00%, 06/01/22	8,234,175
5,000,000	Washington Suburban Sanitary Commission Water & Sewer System Improvements GO, 2nd Series 5.00%, 06/01/25	6,014,700
		305,332,775
Massachusetts — 5.4%
5,150,000	Berkshire Regional Transit Authority Cash Flow Management Revenue Notes 2.00%, 07/31/20	5,169,107
1,000,000	Cape Ann Transportation Authority Cash Flow Management Revenue Notes 2.00%, 07/02/20	1,003,640
7,000,000	Commonwealth of Massachusetts Advance Refunding GO, Series A 5.00%, 07/01/25	8,435,770
840,000	Commonwealth of Massachusetts Advance Refunding GO, Series A 5.00%, 07/01/26	1,036,862
6,430,000	Commonwealth of Massachusetts Advance Refunding GO, Series B 5.00%, 07/01/27	8,103,022
1,500,000	Commonwealth of Massachusetts Advance Refunding GO, Series B 5.00%, 07/01/28	1,929,360
13,025,000	Commonwealth of Massachusetts Advance Refunding GO, Series B 5.00%, 07/01/31	15,786,951
9,330,000	Commonwealth of Massachusetts Advance Refunding GO, Series C 5.00%, 10/01/26	11,582,729
10,000,000	Commonwealth of Massachusetts Advance Refunding GO, Series E 5.00%, 11/01/24	11,826,900
Principal Amount		Value
Massachusetts (continued)
$4,000,000	Commonwealth of Massachusetts Current Refunding GO, Series C 5.00%, 05/01/27	$5,022,440
4,270,000	Commonwealth of Massachusetts Current Refunding GO, Series C 5.00%, 05/01/29	5,574,229
2,900,000	Commonwealth of Massachusetts Highway Improvements Revenue Bonds, Series B 5.00%, 06/15/22	3,187,216
2,000,000	Commonwealth of Massachusetts Public Improvements GO, Series C 5.00%, 07/01/32	2,368,860
1,125,000	Commonwealth of Massachusetts Public Improvements GO, Series D 5.00%, 02/01/33	1,375,054
7,325,000	Commonwealth of Massachusetts Public Improvements GO, Series E 5.00%, 11/01/31	9,168,117
6,435,000	Commonwealth of Massachusetts Public Improvements GO, Series G 5.00%, 09/01/29	8,447,868
8,000,000	Commonwealth of Massachusetts Refunding GO, Series C, (AGM) 5.25%, 11/01/26	10,083,440
7,000,000	Commonwealth of Massachusetts Transit Improvements GO, Series F 5.00%, 05/01/28	8,973,020
4,500,000	Commonwealth of Massachusetts Transportation Fund Advance Refunding Revenue Bonds, Series A 5.00%, 06/01/27	5,533,335
1,000,000	Massachusetts Bay Transportation Authority Advance Refunding Revenue Bonds, Senior Series B 5.00%, 07/01/33	1,181,190
8,500,000	Massachusetts Clean Water Trust Advance Refunding Revenue Bonds, Series 2017 5.00%, 08/01/21	9,070,180
5,000,000	Massachusetts Development Finance Agency Advance Refunding Revenue Bonds, Series A 5.00%, 07/15/33	6,112,700

101

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2019

Principal Amount		Value
Massachusetts (continued)
$10,000,000	Massachusetts Development Finance Agency Miscellaneous Purpose Revenue Bonds, Series A 5.25%, 04/01/37	$10,575,400
3,500,000	Massachusetts School Building Authority Refunding Revenue Bonds, Senior Series A 5.00%, 08/15/23	3,866,940
7,780,000	Massachusetts State Water Pollution Abatement Trust Refunding Revenue Bonds, Sub-Series 16-B 5.00%, 08/01/20	8,002,819
500,000	Massachusetts Water Resources Authority Refunding Revenue Bonds, Series A 5.00%, 08/01/22	551,855
8,535,000	Massachusetts Water Resources Authority Refunding Revenue Bonds, Series B, (AGM) 5.25%, 08/01/26	10,705,280
2,700,000	Massachusetts Water Resources Authority Refunding Revenue Bonds, Series C 5.00%, 08/01/22	2,980,017
13,050,000	Montachusett Regional Transit Authority Cash Flow Management Revenue Notes 2.00%, 07/30/20	13,095,284
5,000,000	Worcester Regional Transit Authority Cash Flow Management Revenue Notes 2.00%, 06/26/20	5,018,750
		195,768,335
Michigan — 0.5%
425,000	Avondale School District School Improvement GO, (Q-SBLF) 5.00%, 11/01/29	531,781
200,000	Caledonia Community Schools Refunding GO, (Q-SBLF) 5.00%, 05/01/23	225,249
800,000	Eastpointe Community Schools Advance Refunding GO, (Q-SBLF) 5.00%, 05/01/27	982,768
1,225,000	Grand Valley State University & College Advance Refunding Revenue Bonds, Series A 5.00%, 12/01/25	1,477,730
500,000	Grand Valley State University & College Improvements Revenue Bonds, Series A 5.00%, 12/01/23	572,959
Principal Amount		Value
Michigan (continued)
$450,000	Lansing School District School Improvements GO, Series II, (Q-SBLF) 5.00%, 05/01/31	$572,877
740,000	Lansing School District School Improvements GO, Series II, (Q-SBLF) 5.00%, 05/01/34	931,016
1,000,000	Michigan State Building Authority Current Refunding Revenue Bonds, (Facilities Program) 5.00%, 10/15/21	1,073,520
1,000,000	Michigan State Building Authority Current Refunding Revenue Bonds, (Facilities Program) 5.00%, 10/15/23	1,146,160
1,000,000	Michigan State Building Authority Current Refunding Revenue Bonds, (Facilities Program) 5.00%, 04/15/24	1,163,540
1,000,000	Michigan State University Refunding Revenue Bonds, Series A 5.00%, 08/15/31	1,179,050
400,000	Midland Public School Improvements GO, Series II, (Q-SBLF) 5.00%, 05/01/30	510,275
1,000,000	University of Michigan Advance Refunding Revenue Bonds, Series A 5.00%, 04/01/22	1,092,750
3,000,000	University of Michigan University & College Improvements Revenue Bonds, Series A 5.00%, 04/01/26	3,685,620
1,000,000	Utica Community School Improvements GO, (Q-SBLF) 5.00%, 05/01/31	1,265,100
290,000	Wayne-Westland Community Schools Improvements GO, (Q-SBLF) 5.00%, 11/01/22	320,731
935,000	Wayne-Westland Community Schools Improvements GO, (Q-SBLF) 5.00%, 11/01/28	1,178,455
		17,909,581

102

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2019

Principal Amount		Value
Minnesota — 1.1%
$1,515,000	Cambridge-Isanti Independent School District No 911 School Building Refunding GO, Series D, (School District Credit Program) 5.00%, 02/01/24	$1,747,234
1,000,000	City of Rochester Advance Refunding GO, Series B 5.00%, 12/01/24	1,187,680
2,120,000	Hennepin County Regional Railroad Authority Current Refunding GO, Series D 5.00%, 12/01/28	2,759,837
2,365,000	Hennepin County Regional Railroad Authority Current Refunding GO, Series D 5.00%, 12/01/30	3,182,699
1,815,000	Minnesota Public Facilities Authority Advance Refunding Revenue Bonds, Series B 5.00%, 03/01/27	2,218,347
2,200,000	Sartell-St Stephen Independent School District No 748 GO (School District Credit Program), Series A 5.00%, 02/01/25	2,614,348
5,425,000	St. Paul Port Authority Anderson Office Building Refunding Revenue Bonds, Series 3 5.00%, 12/01/19	5,440,624
3,325,000	State of Minnesota Highway Improvements GO, Series B 5.00%, 08/01/29	4,373,040
785,000	State of Minnesota Public Improvements COP 5.00%, 06/01/23	889,617
1,395,000	State of Minnesota Public Improvements COP 5.00%, 06/01/24	1,628,607
2,740,000	State of Minnesota Public Improvements COP 5.00%, 06/01/25	3,192,429
2,910,000	State of Minnesota Public Improvements COP 5.00%, 06/01/26	3,380,169
1,000,000	State of Minnesota Refunding Revenue Bonds, Series B 5.00%, 03/01/21	1,050,870
3,915,000	State of Minnesota School Improvements GO, Series A 5.00%, 08/01/28	4,826,725
1,505,000	University of Minnesota Current Refunding Revenue Bonds, Series B 5.00%, 10/01/29	1,986,585
Principal Amount		Value
Minnesota (continued)
$1,000,000	Waconia Independent School District No 110 Refunding GO, Series A, (School District Credit Program) 5.00%, 02/01/24	$1,153,290
		41,632,101
Mississippi — 0.5%
1,565,000	Medical Center Educational Building Corporation Advance Refunding Revenue Bonds 5.00%, 06/01/29	2,008,975
730,000	Medical Center Educational Building Corporation Advance Refunding Revenue Bonds 5.00%, 06/01/30	932,407
570,000	Mississippi Development Bank DeSoto County Highway Project Advance Refunding Revenue Bonds, Series S, (State Aid Intercept Program) 5.00%, 01/01/23	634,570
2,310,000	Mississippi Development Bank Harrison County Highway Refunding Revenue Bonds, Series A 5.00%, 01/01/25	2,718,454
310,000	Mississippi State University Educational Building Corp. Campus Improvements Project Revenue Bonds 5.00%, 11/01/22	343,523
10,000,000	State of Mississippi Public Improvements GO, Series B 5.00%, 12/01/31	11,335,700
830,000	University of Mississippi Educational Building Corp. Facilities Financing Project Advance Refunding Revenue Bonds, Series A 5.00%, 10/01/25	1,003,976
		18,977,605
Missouri — 0.6%
1,000,000	Belton School District No 124 school Improvements Refunding GO, (State Aid Direct Deposit) 5.00%, 03/01/28	1,273,800
570,000	County of Jackson Refunding Revenue Bonds 4.00%, 12/01/21	601,418
300,000	County of Jackson Refunding Revenue Bonds 4.00%, 12/01/22	323,829

103

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2019

Principal Amount		Value
Missouri (continued)
$2,300,000	County of Jackson Sports Complex Project Refunding Revenue Bonds, (State Appropriation, City Appropriation) 5.00%, 12/01/26	$2,682,030
4,000,000	Hazelwood School District Refunding GO, (State Aid Direct Deposit) 5.00%, 03/01/25	4,637,600
905,000	Missouri State Environmental Improvement & Energy Resources Authority Advance Refunding Revenue Bonds, Series B 5.00%, 01/01/25	1,077,439
2,000,000	Missouri State Health & Educational Facilities Authority Columbia Arena Project Refunding Revenue Bonds 5.00%, 10/01/21	2,146,480
500,000	North Kansas City School District No 74 School Improvements Refunding GO, (State Aid Direct Deposit) 5.00%, 03/01/24	579,659
1,800,000	North Kansas City School District No 74 School Improvements Refunding GO, (State Aid Direct Deposit) 5.00%, 03/01/25	2,080,332
4,915,000	University of Missouri Refunding Revenue Bonds, Series B 1.11%, 11/01/31(a)	4,915,000
		20,317,587
New Hampshire — 0.2%
3,990,000	State of New Hampshire Public Improvements GO, Series B 5.00%, 12/01/21	4,305,050
3,990,000	State of New Hampshire Public Improvements GO, Series B 5.00%, 12/01/22	4,451,005
		8,756,055
New Jersey — 1.2%
200,000	Monmouth County Improvement Authority Refunding Revenue Bonds (County GTY, Municipal Government GTY) 5.00%, 12/01/22	223,557
Principal Amount		Value
New Jersey (continued)
$2,000,000	New Jersey Economic Development Authority Advance Refunding Revenue Bonds, Series B (State Appropriation) 5.00%, 11/01/21	$2,136,600
2,500,000	New Jersey Economic Development Authority Refunding Revenue Bonds 5.00%, 03/01/21	2,614,650
3,295,000	New Jersey Economic Development Authority Refunding Revenue Bonds, Series GG 5.00%, 09/01/21	3,446,570
990,000	New Jersey Health Care Facilities Financing Authority RWJ Barnabas Health System Obligated Group Refunding Revenue Bonds 5.00%, 07/01/21	1,050,727
1,000,000	New Jersey Health Care Facilities Financing Authority RWJ Barnabas Health System Obligated Group Refunding Revenue Bonds 5.00%, 07/01/23	1,130,490
1,300,000	New Jersey State Turnpike Authority Refunding Revenue Bonds, Series B 5.00%, 01/01/20	1,307,787
8,500,000	New Jersey Transportation Trust Fund Authority Current Refunding Revenue Bonds 5.00%, 06/15/23	9,513,115
5,000,000	New Jersey Transportation Trust Fund Authority Refunding Revenue Bonds (NATL-RE) 5.25%, 12/15/21	5,395,200
2,000,000	New Jersey Transportation Trust Fund Authority Refunding Revenue Bonds, Series A 5.25%, 12/15/21	2,155,900
3,860,000	New Jersey Transportation Trust Fund Authority Refunding Revenue Bonds, Series A 5.50%, 12/15/21	4,180,882
5,000,000	New Jersey Transportation Trust Fund Authority Refunding Revenue Bonds, Series B (NATL-RE) 5.50%, 12/15/21	5,421,150
1,500,000	New Jersey Transportation Trust Fund Authority Transit Improvements Refunding Revenue Bonds, Series A 5.25%, 12/15/22	1,666,380

104

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2019

Principal Amount		Value
New Jersey (continued)
$650,000	New Jersey Transportation Trust Fund Authority Transit Improvements Revenue Bonds 5.00%, 06/15/21	$686,777
440,000	New Jersey Transportation Trust Fund Authority Transit Improvements Revenue Bonds, Series AA 5.00%, 06/15/21	464,529
1,000,000	New Jersey Turnpike Authority Advance Refunding Revenue Bonds, Series B 5.00%, 01/01/27	1,240,100
2,000,000	New Jersey Turnpike Authority Highway Improvements Revenue Bonds Series A 5.00%, 01/01/29	2,458,740
		45,093,154
New Mexico — 0.3%
8,600,000	State of New Mexico University and College Improvements GO 5.00%, 03/01/28	11,001,120
1,000,000	University of New Mexico Refunding Revenue Bonds, Series C 1.09%, 06/01/30(a)	1,000,000
		12,001,120
New York — 16.9%
10,025,000	City of New York Advance Refunding GO, Series C 5.00%, 08/01/21	10,686,650
30,000,000	City of New York Advance Refunding GO, Series C 5.00%, 08/01/22	33,102,900
15,000,000	City of New York Current Refunding GO, Series E 5.00%, 08/01/23	17,076,600
9,400,000	City of New York Current Refunding GO, Series E 5.00%, 08/01/24	11,018,022
8,000,000	City of New York GO, Sub-Series B-3 1.30%, 10/01/46(a)	8,000,000
2,100,000	City of New York Public Improvements GO, Sub-Series B-3 1.06%, 09/01/27(a)	2,100,000
2,910,000	City of New York Public Improvements GO, Sub-Series D-1 5.00%, 08/01/22	3,210,981
Principal Amount		Value
New York (continued)
$32,750,000	City of New York Public Improvements GO, Sub-Series D-3 5.00%, 08/01/38(a)(b)	$37,006,190
1,855,000	City of New York Refunding GO, Series C 5.00%, 08/01/20	1,907,979
650,000	City of New York Refunding GO, Series C 5.00%, 08/01/22	717,230
8,170,000	City of New York Refunding GO, Series D 5.00%, 08/01/22	9,015,023
3,575,000	City of New York Refunding GO, Series F 5.00%, 08/01/29	3,855,638
2,500,000	City of New York Refunding GO, Series G 5.00%, 08/01/21	2,665,000
18,500,000	City of New York Refunding GO, Series G 5.00%, 08/01/22	20,413,455
5,000,000	City of New York Refunding GO, Series I 5.00%, 08/01/25	5,676,500
9,450,000	City of New York Refunding GO, Series J, Subseries J11 5.00%, 08/01/25(b)	11,379,596
3,000,000	County of Rockland GO Notes 3.00%, 04/02/20	3,021,480
5,000,000	Erie County Industrial Development Agency Refunding Revenue Bonds, Series B, (State Aid Withholding) 5.00%, 05/01/23	5,285,950
2,035,000	Metropolitan Transportation Authority Advance Refunding Revenue Bonds, Series A 5.00%, 11/15/26	2,522,586
2,055,000	Metropolitan Transportation Authority Advance Refunding Revenue Bonds, Series A 5.25%, 11/15/31	2,559,420
5,000,000	Metropolitan Transportation Authority Advance Refunding Revenue Bonds, Series C-2B 5.00%, 11/15/34(a)	5,049,350
240,000	Metropolitan Transportation Authority Current Refunding Revenue Bonds, Series D 5.00%, 11/15/28	292,145
1,020,000	Metropolitan Transportation Authority Current Refunding Revenue Bonds, Series D 5.00%, 11/15/29	1,234,669

105

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2019

Principal Amount		Value
New York (continued)
$3,020,000	Metropolitan Transportation Authority Current Refunding Revenue Bonds, Series F 5.00%, 11/15/30	$3,321,396
20,000,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series A-2 5.00%, 11/15/48(a)	22,133,200
940,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series C-1 5.00%, 11/15/27	1,177,087
24,820,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series D-1 5.00%, 09/01/22	27,222,080
1,925,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series F 5.00%, 11/15/21	2,067,681
1,910,000	Metropolitan Transportation Authority Transit Improvements Revenue Bonds, Series C 5.00%, 11/15/21	2,051,569
20,000,000	Metropolitan Transportation Authority Transit Improvements Revenue Notes, Series D2 4.00%, 07/01/20	20,343,200
11,475,000	New York City Housing Development Corp. Multi-Family Housing Revenue Bonds, Series G 2.00%, 11/01/57(a)	11,525,490
2,500,000	New York City Transitional Finance Authority Building Aid Revenue Public Improvements Revenue Bonds, Series S-1, (State Aid Withholding) 5.00%, 07/15/24	2,930,425
10,500,000	New York City Transitional Finance Authority Building Aid Revenue Refunding Revenue Bonds, Sub-Series S-3, (State Aid Withholding) 5.00%, 07/15/28	13,429,500
975,000	New York City Transitional Finance Authority Building Aid School Improvements Revenue Bonds, Series S-1A, (State Aid Withholding) 5.00%, 07/15/21(c)	1,040,111
Principal Amount		Value
New York (continued)
$1,350,000	New York City Transitional Finance Authority Future Tax Secured Advanced Refunding Revenue Bonds, Series C 5.00%, 11/01/23	$1,553,445
15,920,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series B 5.00%, 11/01/21	17,133,263
1,045,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series G 5.00%, 11/01/19	1,045,000
2,425,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series G 5.00%, 11/01/21	2,609,809
1,535,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series H 5.00%, 11/01/21	1,651,982
3,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue Public Improvement Revenue Bonds, Series C-1 5.00%, 05/01/22	3,285,270
2,210,000	New York City Transitional Finance Authority Future Tax Secured Revenue Public Improvements Revenue Bonds 5.00%, 02/01/29	2,532,329
9,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue Public Improvements Revenue Bonds 5.00%, 02/01/31	10,980,900
600,000	New York City Transitional Finance Authority Refunding Revenue Bonds, Sub-Series G 5.00%, 11/01/20	622,895
3,545,000	New York City Water & Sewer System Current Refunding Revenue 5.00%, 06/15/24	4,164,205
5,490,000	New York City Water & Sewer System Refunding Revenue Bonds, Series F-2 1.08%, 06/15/33(a)	5,490,000

106

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2019

Principal Amount		Value
New York (continued)
$6,200,000	New York City Water & Sewer System Water Utility Improvements Revenue Bonds, Series BB-2 5.00%, 06/15/25	$7,161,248
1,000,000	New York City Water & Sewer System Water Utility Improvements Revenue Bonds, Series DD-2 5.00%, 06/15/24	1,116,950
4,370,000	New York Local Government Assistance Corp. Refunding Revenue Bonds 1.08%, 04/01/24(a)	4,370,000
5,000,000	New York Municipal Bond Bank Agency Refunding Revenue Bonds, (State Aid Withholding) 5.00%, 12/01/21	5,405,350
9,100,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series A 5.00%, 03/15/23	10,266,256
7,790,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series E 5.00%, 03/15/22	8,493,982
14,000,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series E 5.00%, 03/15/24	16,282,420
2,000,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series E 5.00%, 03/15/31	2,373,580
7,500,000	New York State Dormitory Authority Current Refunding Revenue Bonds, Series 1 (State Aid Withholding) 5.00%, 01/15/30	9,470,025
1,000,000	New York State Dormitory Authority NYU Hospital Center Advance Refunding Revenue 5.00%, 07/01/25	1,197,850
8,770,000	New York State Dormitory Authority Public Improvement Revenue Bonds, Series A-Group A 5.00%, 03/15/22	9,562,545
5,000,000	New York State Dormitory Authority Public Improvement Revenue Bonds, Series B-Group B 5.00%, 02/15/28	5,899,550
Principal Amount		Value
New York (continued)
$15,000,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A 5.00%, 12/15/20	$15,645,750
4,160,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A 5.00%, 02/15/26	4,810,666
6,600,000	New York State Dormitory Authority School Improvement Refunding Revenue Bonds, Series E 5.00%, 03/15/30	8,388,534
1,045,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series A 5.00%, 03/15/21	1,099,716
7,700,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series A 5.00%, 03/15/25	8,951,404
1,000,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series A 5.00%, 02/15/27	1,232,590
6,290,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series A 5.00%, 03/15/27	7,901,498
4,185,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series A 5.00%, 03/15/28	5,358,600
12,000,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series A-Group 2 5.00%, 03/15/29	15,169,920
22,680,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series C 5.00%, 03/15/27	28,490,616
6,325,000	New York State Dormitory Authority School Improvements Revenue Bonds, Series C 5.00%, 03/15/30	7,949,007
1,500,000	New York State Dormitory Authority University & College Improvements Revenue Bonds, Series A 5.00%, 07/01/32	1,908,090

107

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2019

Principal Amount		Value
New York (continued)
$3,000,000	New York State Environmental Facilities Corp Refunding Revenue Bonds 5.00%, 06/15/29	$3,497,520
3,750,000	New York State Environmental Facilities Corp Water Utility Improvements Refunding Revenue 5.00%, 06/15/25	4,529,475
1,430,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series A 5.00%, 03/15/20	1,450,177
8,000,000	New York State Thruway Authority Refunding Revenue Bonds, Series A 5.00%, 03/15/21	8,267,440
2,000,000	New York State Urban Development Corp Advance Refunding Revenue Bonds, Series A 5.00%, 03/15/24	2,327,000
2,105,000	New York State Urban Development Corp Advance Refunding Revenue Bonds, Series A 5.00%, 03/15/27	2,569,468
5,875,000	New York State Urban Development Corp Personal Income Tax Advance Refunding Revenue, Series A 5.00%, 03/15/25	7,029,320
5,605,000	New York State Urban Development Corp Personal Income Tax Economic Improvements Revenue Bonds, Series C 5.00%, 03/15/22	6,112,925
4,705,000	New York State Urban Development Corp. Public Improvement Revenue Bonds, Series A-1 5.00%, 03/15/22	5,131,367
2,760,000	New York State Urban Development Corp. Refunding Revenue Bonds 1.05%, 03/15/33(a)(b)	2,760,000
4,215,000	Port Authority of New York & New Jersey Refunding Revenue Bonds, Series 179 5.00%, 12/01/27	4,848,177
5,880,000	Port Authority of New York & New Jersey Refunding Revenue Bonds, Series 179 5.00%, 12/01/28	6,763,294
Principal Amount		Value
New York (continued)
$4,450,000	Triborough Bridge & Tunnel Authority Advance Refunding Revenue Bonds 5.00%, 11/15/28	$5,827,765
120,000	Triborough Bridge & Tunnel Authority Advance Refunding Revenue Bonds, Series B 5.00%, 11/15/29	149,708
2,125,000	Triborough Bridge & Tunnel Authority Highway Improvements Revenue Bonds, Series A 5.00%, 11/15/27	2,679,349
5,105,000	Triborough Bridge & Tunnel Authority Refunding Revenue Bonds 5.00%, 11/15/33	6,448,687
1,600,000	Utility Debt Securitization Authority Restructuring Refunding Revenue Bonds 5.00%, 12/15/24	1,788,160
		616,794,180
North Carolina — 2.4%
680,000	Appalachian State University Refunding Revenue Bonds 5.00%, 05/01/20	692,764
1,880,000	City of Charlotte Current Refunding GO, Series A 5.00%, 06/01/27	2,378,764
3,000,000	County of Union University & College Improvements GO, Series C 5.00%, 09/01/25	3,639,480
3,325,000	County of Wake Advance Refunding Revenue, Series A 5.00%, 12/01/26	4,135,968
1,150,000	County of Wake Advance Refunding Revenue, Series A 5.00%, 12/01/29	1,415,501
7,225,000	County of Wake Refunding Public Notes GO, Series A 5.00%, 03/01/26	8,868,326
675,000	Dare County Refunding Revenue Bonds, Series D 5.00%, 06/01/21	715,331
1,000,000	Durham Capital Financing Corp Advance Refunding Revenue Bonds 5.00%, 12/01/25	1,214,750
2,000,000	North Carolina Eastern Municipal Power Agency Improvements Revenue Bonds, Series A 5.00%, 01/01/22	2,162,760

108

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2019

Principal Amount		Value
North Carolina (continued)
$2,000,000	North Carolina Eastern Municipal Power Agency Improvements Revenue Bonds, Series A 5.00%, 01/01/23	$2,199,880
2,000,000	North Carolina Eastern Municipal Power Agency Refunding Revenue Bonds, Series B 5.00%, 01/01/21	2,087,840
325,000	North Carolina State University At Raleigh Refunding Revenue Bonds, Series A 5.00%, 10/01/21	348,867
3,250,000	State of North Carolina Advance Refunding Revenue Bonds 5.00%, 03/01/22	3,532,685
13,000,000	State of North Carolina Advance Refunding Revenue Bonds, Series B 5.00%, 05/01/23	14,693,640
2,010,000	State of North Carolina Advance Refunding Revenue Bonds, Series B 5.00%, 05/01/24	2,341,831
5,000,000	State of North Carolina Highway Improvements Revenue Bonds 5.00%, 03/01/29	6,428,000
6,675,000	State of North Carolina Highway Improvements Revenue Bonds 5.00%, 03/01/30	8,526,445
1,500,000	State of North Carolina Highway Improvements Revenue Bonds, Series A 5.00%, 05/01/22	1,641,480
3,735,000	State of North Carolina Highway Improvements Revenue Bonds, Series A 5.00%, 05/01/28	4,787,747
8,025,000	State of North Carolina Public Improvements GO, Series A 5.00%, 06/01/26	9,926,524
5,270,000	State of North Carolina Public Improvements GO, Series A 5.00%, 06/01/27	6,672,452
		88,411,035
Ohio — 5.5%
1,175,000	Central Ohio Solid Waste Authority Advance Refunding GO 5.00%, 12/01/23	1,350,992
Principal Amount		Value
Ohio (continued)
$1,000,000	Central Ohio Solid Waste Authority Advance Refunding GO 5.00%, 12/01/24	$1,184,970
1,285,000	Central Ohio Solid Waste Authority Advance Refunding GO 5.00%, 12/01/25	1,564,295
3,500,000	City of Columbus GO, Series A 4.00%, 08/15/25	4,031,125
1,945,000	City of Columbus Public Improvements GO, Series 1 1.05%, 12/01/26(a)	1,945,000
3,730,000	City of Columbus Refunding GO, Series 1 5.00%, 07/01/21	3,965,177
5,000,000	City of Columbus Refunding GO, Series 1 5.00%, 07/01/26	6,168,250
2,000,000	City of Columbus Refunding GO, Series 5 5.00%, 08/15/23	2,282,840
13,000,000	City of Columbus Transit Improvements GO, Series A 5.00%, 04/01/31	16,548,610
1,100,000	County of Cuyahoga Refunding Revenue Bonds 5.00%, 12/01/22	1,227,798
1,000,000	County of Hamilton Sewer System Refunding Revenue Bonds, Series A 5.00%, 12/01/26	1,178,930
1,515,000	County of Hamilton Sewer System Refunding Revenue Bonds, Series A 5.00%, 12/01/27	1,782,276
1,250,000	County of Ross OH Adena Health System Obligated Group Refunding Revenue Bonds 5.00%, 12/01/27	1,547,475
1,955,000	County of Ross OH Adena Health System Obligated Group Refunding Revenue Bonds 5.00%, 12/01/28	2,463,515
1,000,000	Greater Cleveland Regional Transit Authority Capital Improvements Advance Refunding Revenue Bonds 5.00%, 12/01/23	1,150,650
3,000,000	Ohio Water Development Authority Revenue Bonds 5.00%, 06/01/26	3,691,710

109

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2019

Principal Amount		Value
Ohio (continued)
$10,000,000	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue Bonds, Series A 1.04%, 12/01/36(a)(b)	$10,000,000
10,285,000	Ohio Water Development Authority Water Utility Improvements Revenue Bonds 5.00%, 06/01/28	13,144,847
10,000,000	Ohio Water Development Authority Water Utility Improvements Revenue Bonds, Series A 5.00%, 06/01/29	13,018,400
3,045,000	Revere Local School District School Improvements GO, Series A 5.00%, 12/01/42	3,344,019
2,350,000	Revere Local School District School Improvements GO, Series A 5.00%, 12/01/45	2,580,770
320,000	RiverSouth Authority Area Redevelopment Refunding Revenue Bonds 5.00%, 06/01/24	361,805
1,075,000	State of North Carolina Highway capital Improvements GO, Series Q 5.00%, 05/01/21	1,136,694
16,790,000	State of Ohio Advance Refunding GO, Series A 5.00%, 12/15/24	19,954,411
2,500,000	State of Ohio Advance Refunding GO, Series A 5.00%, 09/01/27	3,159,725
1,400,000	State of Ohio Advance Refunding GO, Series C 5.00%, 08/01/27	1,766,282
4,790,000	State of Ohio Advance Refunding GO, Series U 5.00%, 05/01/27	6,026,012
1,000,000	State of Ohio Advance Refunding Revenue Bonds 5.00%, 10/01/21	1,070,680
1,445,000	State of Ohio Department of Administration Telecommunications Improvements COP 5.00%, 09/01/24	1,691,878
300,000	State of Ohio Department of Administration Telecommunications Improvements COP 5.00%, 09/01/24	351,255
Principal Amount		Value
Ohio (continued)
$550,000	State of Ohio Facilities Improvements Revenue Bonds 5.00%, 10/01/24	$645,475
210,000	State of Ohio Highway Improvements Revenue Bonds 5.00%, 12/15/24	248,319
2,000,000	State of Ohio Highway Improvements Revenue Bonds, Series 2016-1 5.00%, 12/15/20	2,083,360
2,000,000	State of Ohio Mental Health Facility Improvements Revenue Bonds 5.00%, 06/01/25	2,385,640
2,530,000	State of Ohio Mental Health Facility Improvements Revenue Bonds, Series A 5.00%, 02/01/23	2,650,656
1,415,000	State of Ohio Public Improvements Revenue Bonds, Series A 5.00%, 02/01/24	1,629,373
970,000	State of Ohio Recreation Facilities Improvements Revenue Bonds 5.00%, 04/01/21	1,020,750
775,000	State of Ohio Recreation Facilities Improvements Revenue Bonds 5.00%, 04/01/25	920,344
5,000,000	State of Ohio School Improvements GO, Series B 5.00%, 06/15/23	5,679,000
7,505,000	State of Ohio University and College Improvements GO, Series A 5.00%, 05/01/27	9,417,274
5,445,000	State of Ohio University and College Improvements GO, Series A 5.00%, 05/01/28	6,474,867
2,200,000	State of Ohio University and College Improvements GO, Series A 5.00%, 05/01/28	2,409,176
15,415,000	State of Ohio University and College Improvements GO, Series A 5.00%, 02/01/30	18,561,818
12,365,000	State of Ohio University and College Improvements GO, Series A 5.00%, 05/01/30	15,357,825

110

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2019

Principal Amount		Value
Ohio (continued)
$1,000,000	University of Cincinnati Advance Refunding Revenue, Series A 5.00%, 06/01/26	$1,222,110
		200,396,378
Oklahoma — 0.6%
675,000	City of Oklahoma City Current Refunding GO 5.00%, 03/01/24	783,466
3,650,000	City of Oklahoma City Public Improvements GO 5.00%, 03/01/26	4,475,229
2,000,000	Oklahoma Turnpike Authority Refunding Revenue Bonds, Series D 4.00%, 01/01/21	2,066,080
5,000,000	Oklahoma Turnpike Authority Refunding Revenue Bonds, Series D 5.00%, 01/01/26	6,095,800
2,985,000	Oklahoma Turnpike Authority Refunding Revenue Bonds, Series D 5.00%, 01/01/28	3,804,920
1,575,000	Tulsa Metropolitan Utility Authority Refunding Revenue Bonds, Series A 5.00%, 04/01/27	1,972,656
2,000,000	University of Oklahoma Advance Refunding Revenue Bonds, Series B 5.00%, 07/01/25	2,395,700
1,250,000	University of Oklahoma Refunding Revenue Bonds, Series A 5.00%, 07/01/25	1,498,825
		23,092,676
Oregon — 1.3%
1,040,000	Clatsop County School District No 30 Warrenton-Hammond School Improvements GO, Series B, (School Board GTY) 5.00%, 06/15/27	1,304,202
1,455,000	Clatsop County School District No 30 Warrenton-Hammond School Improvements GO, Series B, (School Board GTY) 5.00%, 06/15/28	1,862,997
2,125,000	Jackson County School District No 5 Ashland School Improvement GO, (School Board GTY) 5.00%, 06/15/31	2,756,571
Principal Amount		Value
Oregon (continued)
$5,000,000	State of Oregon Advance Refunding GO, Series I 5.00%, 08/01/28	$6,290,500
3,290,000	State of Oregon Advance Refunding GO, Series M 5.00%, 11/01/23	3,778,532
10,350,000	State of Oregon Facilities Improvements GO, Series A 5.00%, 05/01/25	12,415,446
4,940,000	State of Oregon Facilities Improvements GO, Series A 5.00%, 05/01/27	6,202,713
4,140,000	State of Oregon Refunding GO, Series G 5.00%, 11/01/30	4,729,039
4,700,000	State of Oregon School Improvements GO 5.00%, 06/01/28	5,891,638
2,000,000	Washington County School District No 1 West Union School Improvements GO, (School Board GTY) 5.00%, 06/15/28	2,507,560
		47,739,198
Pennsylvania — 1.6%
15,000,000	Commonwealth of Pennsylvania Advance Refunding GO 5.00%, 07/15/26	18,274,050
9,775,000	Commonwealth of Pennsylvania Current Refunding GO, 1St Series 5.00%, 07/01/21	10,382,907
5,000,000	Commonwealth of Pennsylvania Public Facilities GO, Series 1 5.00%, 03/01/22	5,434,900
10,000,000	Commonwealth of Pennsylvania Public Improvements GO, Series 2 5.00%, 09/15/20	10,327,200
1,000,000	Lancaster County Hospital Authority Advance Refunding Revenue Bonds 5.00%, 08/15/26	1,234,180
4,120,000	Pennsylvania Intergovernmental Cooperation Authority Special Tax Revenue Refunding Bonds 5.00%, 06/15/21	4,357,806
2,755,000	Pennsylvania Intergovernmental Cooperation Authority Special Tax Revenue Refunding Bonds 5.00%, 06/15/22	3,015,981

111

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2019

Principal Amount		Value
Pennsylvania (continued)
$3,500,000	Pennsylvania Intergovernmental Cooperation Authority Special Tax Revenue Refunding Bonds 5.00%, 06/15/23	$3,957,135
1,240,000	Pennsylvania State University, University and College Improvements Revenue, Series A 5.00%, 09/01/26	1,532,826
		58,516,985
Rhode Island — 0.5%
6,950,000	Rhode Island Commerce Corp Grant Anticipation Current Refunding Revenue 5.00%, 06/15/23	7,846,342
3,000,000	Rhode Island Convention Center Authority Refunding Revenue Bonds, Series A 5.00%, 05/15/22	3,269,100
4,025,000	Rhode Island Health & Educational Building Corp. College Improvements Revenue Bonds 1.09%, 05/01/35(a)	4,025,000
550,000	State of Rhode Island School for the Deaf Project Advance Refunding COP, Series D 5.00%, 04/01/24	633,078
960,000	State of Rhode Island University & College Improvements COP, Series A 5.00%, 06/01/24	1,110,096
1,010,000	State of Rhode Island University & College Improvements COP, Series A 5.00%, 06/01/25	1,197,597
		18,081,213
South Carolina — 0.7%
3,600,000	Beaufort County School District School Improvements Refunding GO, Series A (South Carolina School District) 5.00%, 03/01/22	3,915,720
4,010,000	Darlington County School District School Improvement GO (South Carolina School District) 5.00%, 03/01/27	5,013,142
3,000,000	Darlington County School District School Improvement GO (South Carolina School District) 5.00%, 03/01/28	3,784,980
Principal Amount		Value
South Carolina (continued)
$1,635,000	Lexington County School District No 2 Refunding GO (South Carolina School District) 5.00%, 03/01/20	$1,655,487
2,350,000	Lexington County School District No 2 School Improvements GO (South Carolina School District) 5.00%, 03/01/26	2,871,700
1,500,000	State of South Carolina Advance Refunding GO, Series B (State Aid Withholding) 5.00%, 04/01/26	1,849,050
1,485,000	State of South Carolina University & College Improvements GO, Series B (State Aid Withholding) 5.00%, 04/01/22	1,621,991
4,680,000	State of South Carolina University & College Improvements Refunding GO, Series A (State Aid Withholding) 5.00%, 04/01/22	5,111,730
		25,823,800
South Dakota — 0.1%
2,455,000	South Dakota Conservancy District Water Utility Improvements Revenue Bonds 5.00%, 08/01/29	2,860,468
Tennessee — 0.9%
1,000,000	County of Montgomery Advance Refunding School Improvements GO 5.00%, 04/01/26	1,224,400
1,600,000	Metropolitan Government of Nashville & Davidson County Advance Refunding Revenue, Series B 5.00%, 05/15/25	1,915,696
400,000	Metropolitan Government of Nashville & Davidson County Electric System Revenue, Series A 5.00%, 05/15/23	452,075
5,005,000	State of Tennessee Refunding GO, Series A 5.00%, 09/01/23	5,726,871
2,000,000	State of Tennessee Refunding Notes GO, Series A 5.00%, 08/01/21	2,134,520
2,335,000	State of Tennessee Refunding Notes GO, Series A 5.00%, 08/01/27	2,887,624

112

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2019

Principal Amount		Value
Tennessee (continued)
$7,000,000	Tennessee State School Bond Authority Advance Refunding Revenue Bonds (State Aid Intercept Program) 5.00%, 11/01/31	$8,405,670
7,000,000	Tennessee State School Bond Authority Advance Refunding Revenue Bonds (State Aid Intercept Program) 5.00%, 11/01/32	8,387,890
900,000	Tennessee State School Bond Authority Refunding Revenue Bonds (State Aid Intercept Program) 5.00%, 11/01/25	1,063,467
		32,198,213
Texas — 15.3%
2,250,000	Alief Independent School District School Improvements GO, (PSF-GTD) 5.00%, 02/15/28	2,791,463
1,000,000	Allen Independent School District Current Refunding GO, Series A (PSF-GTD) 5.00%, 02/15/22	1,086,540
860,000	Alvin Independent School District Improvements Refunding GO, Series A, (PSF-GTD) 5.00%, 02/15/25	1,021,628
1,720,000	Alvin Independent School District Improvements Refunding GO, Series A, (PSF-GTD) 5.00%, 02/15/26	2,094,960
1,100,000	Amarillo College District Refunding GO 4.00%, 02/15/20	1,108,833
235,000	Anna Independent School District School Improvement GO, (PSF-GTD) 5.00%, 08/15/28	296,241
485,000	Aransas Pass Independent School District Improvements GO, (PSF-GTD) 5.00%, 02/15/23	542,652
1,315,000	Austin Community College District Refunding GO 5.00%, 08/01/27	1,607,232
2,525,000	Austin Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/01/27	3,111,608
Principal Amount		Value
Texas (continued)
$1,000,000	Austin Independent School District Refunding GO, Series B, (PSF-GTD) 5.00%, 08/01/21	$1,066,360
895,000	Barbers Hill Independent School District School Improvements GO, (PSF-GTD) 5.00%, 02/15/27	1,106,578
120,000	Bay City Independent School District Improvements GO, (PSF-GTD) 5.00%, 02/15/28	151,540
5,310,000	Beaumont Independent School District Refunding GO, (PSF-GTD) 5.00%, 02/15/26	6,471,138
3,070,000	Beaumont Independent School District Refunding GO, (PSF-GTD) 5.00%, 02/15/28	3,806,401
2,000,000	Bexar County Hospital District Current Refunding GO 5.00%, 02/15/30	2,495,760
1,075,000	Bonham Independent School District Improvements GO, (PSF-GTD) 5.00%, 08/01/27	1,316,983
1,605,000	Brock Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/15/25	1,929,788
5,000,000	Burleson Independent School District School Improvement GO, (PSF-GTD) 2.50%, 02/01/47(a)	5,130,200
1,000,000	Burleson Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/01/25	1,201,120
1,420,000	Burleson Independent School District Refunding GO, Series B, (PSF-GTD) 5.50%, 08/01/27	1,832,553
1,120,000	Channelview Independent School District Improvements GO, (PSF-GTD) 5.00%, 08/15/30	1,427,754
1,700,000	City of Austin Public Improvements GO 5.00%, 11/01/22	1,891,267
5,000,000	City of Austin Water & Wastewater System Advance Refunding Revenue Bonds 5.00%, 11/15/29	6,141,200

113

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2019

Principal Amount		Value
Texas (continued)
$1,000,000	City of Austin Water & Wastewater System Advance Refunding Revenue Bonds, Series A 5.00%, 11/15/21	$1,076,890
2,360,000	City of Bryan Waterworks & Sewer Current Refunding Revenue 4.00%, 07/01/21	2,468,536
2,450,000	City of Bryan Waterworks & Sewer Current Refunding Revenue 4.00%, 07/01/22	2,624,661
2,535,000	City of Cedar Park Public Improvements Refunding GO 5.00%, 02/15/20	2,562,048
4,020,000	City of College Station Improvements Advance Refunding GO 5.00%, 02/15/25	4,780,021
935,000	City of Conroe Public Improvements GO 5.00%, 03/01/25	1,081,393
2,075,000	City of Denton Public Improvements GO 5.00%, 02/15/23	2,326,635
1,715,000	City of Denton Public Improvements GO 5.00%, 02/15/24	1,979,367
1,290,000	City of Denton Public Improvements GO 5.00%, 02/15/28	1,558,049
830,000	City of El Paso Municipal Drainage Utility System Sewer Improvement Revenue Bonds 5.00%, 03/01/24	959,580
350,000	City of El Paso Water & Sewer Refunding Revenue Bonds 5.00%, 03/01/25	404,191
1,250,000	City of El Paso Water & Sewer Refunding Revenue Bonds 5.00%, 03/01/26	1,439,975
5,145,000	City of Fort Worth Water & Sewer System Improvements Revenue 5.00%, 02/15/25	6,120,646
2,240,000	City of McKinney Waterworks & Sewer System Revenue Sewer Improvements 5.00%, 03/15/25	2,670,976
2,360,000	City of McKinney Waterworks & Sewer System Revenue Sewer Improvements 5.00%, 03/15/26	2,875,306
930,000	City of Pflugerville Advance Refunding GO 5.00%, 08/01/26	1,140,738
Principal Amount		Value
Texas (continued)
$1,815,000	City of Plano Advance Refunding GO 5.00%, 09/01/23	$2,071,659
2,820,000	City of Plano Recreation Facilities Improvements GO 5.00%, 09/01/30	3,559,883
1,180,000	City of Plano Waterworks & Sewer System Water Utility Improvement Revenue Bonds 5.00%, 05/01/26	1,441,051
1,205,000	City of Round Rock TX Utility System Revenue Advance Refunding 5.00%, 08/01/25	1,447,350
875,000	Clear Creek Independent School District Improvements GO, (PSF-GTD) 5.00%, 02/15/24	1,011,071
1,000,000	Clear Creek Independent School District Improvements GO, (PSF-GTD) 5.00%, 02/15/25	1,187,940
1,505,000	Clint Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 08/15/25	1,810,485
1,535,000	College of the Mainland University and College Improvements GO 5.00%, 08/15/29	1,940,608
1,195,000	Connally Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/15/25	1,434,621
900,000	Conroe Independent School District School Improvements GO, (PSF-GTD) 5.00%, 02/15/21	943,551
460,000	Conroe Independent School District School Improvements GO, (PSF-GTD) 5.00%, 02/15/22	499,266
1,400,000	Coppell Independent School District School Improvements GO, (PSF-GTD) 5.00%, 08/15/32	1,766,842
2,130,000	County of Bexar Advance Refunding GO 5.00%, 06/15/26	2,561,794
7,500,000	County of Bexar Advance Refunding GO 5.00%, 06/15/29	9,115,500
2,910,000	County of Bexar Refunding GO 5.00%, 06/15/22	3,194,249
24,000,000	County of Bexar Tax Public Improvements GO, Series B 5.00%, 06/15/43	27,234,000

114

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2019

Principal Amount		Value
Texas (continued)
$675,000	County of Collin Advance Refunding GO 5.00%, 02/15/24	$779,969
2,800,000	County of Dallas Public Improvements GO 5.00%, 08/15/28	3,430,840
1,500,000	County of Denton Advance Refunding GO 5.00%, 07/15/24	1,754,430
1,590,000	County of Harris Advance Refunding Revenue, Series A 5.00%, 08/15/25	1,912,738
1,485,000	County of Harris Current Refunding GO, Series A 5.00%, 10/01/24	1,743,553
1,850,000	County of Williamson Limited Tax Advance Refunding GO 5.00%, 02/15/24	2,139,359
1,000,000	County of Williamson Limited Tax Refunding GO 5.00%, 02/15/21	1,049,180
360,000	Crystal City Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/26	426,629
1,500,000	Cuero Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 08/15/30	1,864,830
750,000	Dallas Area Rapid Transit Refunding Revenue Bonds, Series A 5.00%, 12/01/25	885,015
1,120,000	Dayton Independent School District School Improvements GO, (PSF-GTD) 5.00%, 02/15/22	1,216,925
3,000,000	Deer Park Independent School District Improvements GO, (PSF-GTD) 1.55%, 10/01/42(a)(b)	3,004,320
8,215,000	Denton Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 08/15/26	9,728,367
6,500,000	Denton Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 08/15/29	7,814,820
1,085,000	Denver City Independent School District School Building GO, Series A, (PSF-GTD) 5.00%, 02/15/25	1,285,866
Principal Amount		Value
Texas (continued)
$2,665,000	Eagle Mountain & Saginaw Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/15/25	$3,209,246
1,835,000	Eagle Mountain & Saginaw Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/15/27	2,219,579
10,000,000	Eagle Mountain & Saginaw Independent School District School Improvements GO, (PSF-GTD), Series 2011 2.00%, 08/01/50(a)(b)	10,260,500
3,000,000	Edinburg Consolidated Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/25	3,558,750
1,500,000	El Paso Independent School District Refunding GO (PSF-GTD) 5.00%, 08/15/25	1,761,060
2,280,000	Fort Bend Independent School District Refunding Notes GO, Series A, (PSF-GTD) 1.95%, 08/01/49(a)	2,312,604
4,320,000	Fort Worth Independent School District School Building GO, (PSF-GTD) 5.00%, 02/15/22	4,691,822
885,000	Frenship Independent School District Refunding GO (PSF-GTD) 5.00%, 02/15/26	1,022,662
4,890,000	Frisco Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 08/15/26	5,947,707
8,495,000	Garland Independent School District Current Refunding GO, Series A (PSF-GTD) 5.00%, 02/15/23	9,522,300
1,385,000	Goose Creek Consolidated Independent School District Advance Refunding GO, (PSF-GTD), Series A 5.00%, 02/15/25	1,646,848
1,095,000	Graham Independent School District Refunding GO, Series B (PSF-GTD) 5.00%, 02/15/21	1,148,414
4,500,000	Grand Parkway Transportation Corp Highway Improvements Revenue Bonds, Sub-Tier Series B 5.00%, 10/01/52(a)	5,094,360

115

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2019

Principal Amount		Value
Texas (continued)
$2,865,000	Harris County Flood Control District Advance Refunding 5.00%, 10/01/28	$3,610,129
5,000,000	Harris County Flood Control District Refunding Revenue Bonds, Series A 5.00%, 10/01/23	5,728,000
5,030,000	Harris County Metropolitan Authority Transit Improvements Revenue Bonds, Series B 5.00%, 11/01/23	5,402,975
2,040,000	Hays Consolidated Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/27	2,531,783
2,730,000	Hays Consolidated Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 08/15/27	3,349,410
4,000,000	Houston Independent School District Improvements GO, (PSF-GTD) 5.00%, 02/15/28	4,965,720
175,000	Hutto Independent School District Advance Refunding GO, (PSF-GTD), Series A 5.00%, 08/01/25	207,335
2,455,000	Irving Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/24	2,840,116
585,000	Kaufman Independent School District School Building Refunding GO, (PSF-GTD) 5.00%, 02/15/24	674,125
500,000	Kaufman Independent School District School Building Refunding GO, (PSF-GTD) 5.00%, 02/15/25	591,725
750,000	Klein Independent School District School Improvements GO, (PSF-GTD) 5.00%, 08/01/23	854,129
1,645,000	La Joya Independent School District Refunding GO (PSF-GTD) 5.00%, 02/15/31	2,062,320
13,725,000	Lone Star College System Advance Refunding GO 5.00%, 02/15/29	16,543,017
4,455,000	Lone Star College System Advance Refunding GO, Series B 5.00%, 02/15/23	4,998,332
Principal Amount		Value
Texas (continued)
$1,835,000	Longview Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/21	$1,924,511
1,860,000	Longview Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/23	2,084,297
560,000	Longview Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/24	646,071
225,000	Longview Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/26	273,899
2,670,000	Magnolia Independent School District School Improvement Advance Refunding GO, (PSF-GTD) 5.00%, 08/15/25	3,215,267
300,000	Manor Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 08/01/26	369,063
3,410,000	Manor Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 08/01/24	3,993,519
1,005,000	Mesquite Independent School District Advance Refunding GO, (PSF-GTD), Series A 5.00%, 08/15/23	1,144,323
1,060,000	Mesquite Independent School District Advance Refunding GO, (PSF-GTD), Series A 5.00%, 08/15/24	1,241,695
1,110,000	Mesquite Independent School District Advance Refunding GO, (PSF-GTD), Series A 5.00%, 08/15/25	1,334,620
1,435,000	Mesquite Independent School District Advance Refunding GO, (PSF-GTD), Series B 5.00%, 08/15/23	1,633,934
1,650,000	Mesquite Independent School District Advance Refunding GO, (PSF-GTD), Series B 5.00%, 08/15/25	1,983,894
585,000	Mesquite Independent School District Advance Refunding GO, (PSF-GTD), Series B 5.00%, 08/15/26	719,018
580,000	Mesquite Independent School District Current Refunding GO, Series A (PSF-GTD) 5.00%, 08/15/24	679,418

116

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2019

Principal Amount		Value
Texas (continued)
$1,170,000	Mesquite Independent School District Current Refunding GO, Series A (PSF-GTD) 5.00%, 08/15/25	$1,406,761
1,000,000	Mesquite Independent School District Improvements GO, Series C, (PSF-GTD) 5.00%, 08/15/21	1,067,280
595,000	Mesquite Independent School District Improvements GO, Series C, (PSF-GTD) 5.00%, 08/15/26	731,309
1,585,000	Mesquite Independent School District School Improvements GO, Series B (PSF-GTD) 5.00%, 08/15/26	1,948,108
3,000,000	Midlothian Independent School District Refunding GO, Series C (PSF-GTD) 2.00%, 08/01/51(a)(b)	3,072,600
1,000,000	New Caney Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/27	1,244,190
250,000	Northside Independent School District School Improvements GO, (PSF-GTD) 5.00%, 08/15/26	307,998
2,525,000	Northwest Independent School District Refunding GO, (PSF-GTD), Series B 5.00%, 02/15/25	3,002,377
1,145,000	Palestine Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/23	1,281,106
1,220,000	Palestine Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/28	1,471,076
250,000	Pasadena Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/22	271,458
4,420,000	Pasadena Independent School District School Improvement Refunding GO, (PSF-GTD) 5.00%, 02/15/25	4,954,511
26,505,000	Permanent University Fund - Texas A&M University System Refunding Revenue Bonds 5.50%, 07/01/28	31,564,805
750,000	Pharr San Juan Alamo Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/01/27	880,988
Principal Amount		Value
Texas (continued)
$1,525,000	Plano Independent School District School Improvement GO, (PSF-GTD) 5.00%, 02/15/23	$1,710,989
5,000,000	Plano Independent School District School Improvement GO, (PSF-GTD) 5.00%, 02/15/26	6,110,200
1,995,000	Port Arthur Independent School District Advance Refunding GO, (PSF-GTD), Series B 5.00%, 02/15/25	2,364,334
1,000,000	Prosper Independent School District School Building School Improvement GO, (PSF-GTD) 5.00%, 02/15/25	1,187,380
925,000	Roma Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/15/22	1,020,099
1,020,000	Roma Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/15/23	1,160,189
1,075,000	Roma Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/15/24	1,258,180
1,000,000	Roma Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/15/25	1,201,130
1,330,000	San Antonio Independent School District School Improvements GO, (PSF-GTD) 5.00%, 08/15/23	1,518,089
7,000,000	San Antonio Water System Water Utility Improvements Revenue Bonds, Series A 2.63%, 05/01/49(a)	7,368,130
705,000	San Elizario Independent School District School Improvements GO, (PSF-GTD) 5.00%, 05/01/25	839,909
1,195,000	Southside Independent School District School Improvement GO, (PSF-GTD) 5.00%, 08/15/29	1,490,966
5,000,000	Spring Branch Independent School District School Improvement GO, (PSF-GTD) 1.55%, 06/15/41(a)(b)	5,013,450

117

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2019

Principal Amount		Value
Texas (continued)
$450,000	Spring Independent School District Advance Refunding GO (PSF-GTD) 5.00%, 08/15/27	$552,425
1,000,000	Spring Independent School District Advance Refunding GO, (PSF- GTD) 5.00%, 08/15/26	1,232,720
2,160,000	Spring Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 08/15/22	2,388,334
7,180,000	Spring Independent School District Advance Refunding GO, Series A 5.00%, 08/15/28	8,766,565
500,000	Stafford Municipal School District School Improvement GO, (PSF-GTD) 5.00%, 08/15/30	633,805
9,500,000	State of Texas Housing GO, Series D 1.13%, 06/01/45(a)(b)	9,500,000
10,000,000	State of Texas Mobility Funds Highway Improvement GO, Series B 1.12%, 04/01/36(a)	10,000,000
5,000,000	State of Texas Public Finance Authority Advance Refunding GO 5.00%, 10/01/26	6,203,500
2,695,000	State of Texas Public Finance Authority Refunding GO 5.00%, 10/01/20	2,789,702
2,500,000	State of Texas Refunding Public Notes GO, Series A 5.00%, 10/01/21	2,684,100
3,200,000	State of Texas Transportation Commission Advance Refunding GO, Series F 5.00%, 10/01/25	3,886,976
5,000,000	State of Texas Transportation Commission Advance Refunding GO, Series F 5.00%, 10/01/28	5,995,300
1,840,000	State of Texas Transportation Commission Advance Refunding GO, Series F 5.00%, 10/01/30	2,291,444
6,500,000	State of Texas Transportation Commission Highway Improvement GO 5.00%, 04/01/25	7,786,480
9,320,000	State of Texas Transportation Commission Highway Improvement GO 5.00%, 04/01/27	11,375,899
Principal Amount		Value
Texas (continued)
$12,005,000	State of Texas Transportation Commission Highway Improvement GO 5.00%, 04/01/30	$13,049,555
3,500,000	State of Texas Transportation Commission Refunding GO, Series A 5.00%, 10/01/22	3,887,450
2,500,000	State of Texas Water Financial Assistance Refunding GO, Series 2019 C 5.00%, 08/01/22	2,761,425
1,030,000	State of Texas Water Utility Improvement Refunding GO, Series B1 5.00%, 08/01/26	1,273,090
1,000,000	State of Texas, Water Financial Assistance Refunding GO, Subseries 2018 B-2 5.00%, 08/01/28	1,163,010
3,500,000	State of Texas, Water Financial Assistance Refunding GO, Subseries 2018 B-3 5.00%, 08/01/27	4,412,800
1,000,000	Sulphur Springs Independent School District Advance Refunding GO, (PSF- GTD) 5.00%, 08/15/26	1,232,720
1,000,000	Temple Independent School District Advance Refunding GO, (PSF- GTD) 5.00%, 02/01/27	1,239,270
1,000,000	Texas Transportation Commission State Highway Fund First Tier Advance Refunding Revenue Bonds 5.00%, 10/01/22	1,108,880
5,785,000	Texas Transportation Commission State Highway Fund First Tier Advance Refunding Revenue Bonds 5.00%, 10/01/24	6,813,284
3,225,000	Texas Transportation Commission State Highway Fund First Tier Advance Refunding Revenue Bonds, Series A 5.00%, 04/01/21	3,397,473
4,250,000	Texas Transportation Commission State Highway Fund Highway Improvements Revenue Bonds Series A 5.00%, 10/01/26	5,241,440
2,080,000	Texas Water Development Board Water Utility Improvements Revenue Bonds 5.00%, 08/01/31	2,680,933

118

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2019

Principal Amount		Value
Texas (continued)
$1,250,000	Texas Water Development Board Water Utility Improvements Revenue Bonds, Series A 5.00%, 10/15/23	$1,433,225
1,000,000	Trinity River Authority Central Regional Wastewater System Advance Refunding Revenue Bonds 5.00%, 08/01/24	1,172,130
500,000	United Independent School District GO, (PSF-GTD) 5.00%, 08/15/22	551,839
1,680,000	United Independent School District GO, (PSF-GTD) 5.00%, 08/15/23	1,912,898
935,000	United Independent School District GO, (PSF-GTD) 5.00%, 08/15/24	1,097,166
2,085,000	United Independent School District GO, (PSF-GTD) 5.00%, 08/15/25	2,509,506
1,635,000	United Independent School District GO, (PSF-GTD) 5.00%, 08/15/26	2,011,933
1,000,000	United Independent School District GO, (PSF-GTD) 5.00%, 08/15/27	1,254,310
220,000	University of North Texas Prerefunded Refunding Revenue 5.00%, 04/15/20	223,727
420,000	University of North Texas Prerefunded Refunding Revenue 5.00%, 04/15/21	442,701
1,480,000	University of North Texas Unrefunded Refunding Revenue 5.00%, 04/15/20	1,505,604
1,065,000	University of Texas System Refunding Revenue Bonds, Series A 5.00%, 08/15/29	1,236,241
2,000,000	University of Texas System University and College Improvements Revenue, Series D 5.00%, 08/15/23	2,282,040
3,000,000	University of Texas System/The Advance Refunding Revenue Bonds, Series C 5.00%, 08/15/21	3,202,380
7,000,000	University of Texas System/The Advance Refunding Revenue Bonds, Series C 5.00%, 08/15/26	8,659,700
Principal Amount		Value
Texas (continued)
$5,000,000	University of Texas System/The Refunding Revenue Bonds, Series B 1.03%, 08/01/32(a)	$5,000,000
325,000	Waco Independent School District Advance Refunding GO, (PSF- GTD) 5.00%, 08/15/27	398,973
640,000	Wall Independent School District School Improvements GO, (PSF-GTD) 5.00%, 02/15/27	754,259
1,210,000	Wichita Falls Independent School District School Improvements GO (PSF-GTD) 5.00%, 02/01/23	1,354,656
		560,753,499
Utah — 0.0%
840,000	Salt Lake County Municipal Building Authority Public Facilities Revenue Bonds 5.00%, 01/15/31	1,046,984
Virginia — 6.0%
4,110,000	City of Suffolk Public Improvements GO 5.00%, 02/01/26(c)	4,300,786
1,600,000	City of Virginia Beach Current Refunding GO, Series B, (State Aid Withholding) 5.00%, 07/15/26	1,979,056
5,175,000	City of Virginia Beach Public Improvements GO, Series A, (State Aid Withholding) 5.00%, 07/15/26	6,401,009
7,430,000	Commonwealth of Virginia Advance Refunding GO, Series B (State Aid Withholding) 5.00%, 06/01/28	8,911,245
3,815,000	Commonwealth of Virginia University and College Improvements GO, Series A 5.00%, 06/01/22	4,192,571
3,865,000	Commonwealth of Virginia University and College Improvements GO, Series A 5.00%, 06/01/27	4,768,946
7,000,000	Country of Fairfax Public Improvements GO, Series A, (State Aid Withholding) 5.00%, 10/01/22	7,772,800
5,000,000	Country of Fairfax School Improvements GO, Series A, (State Aid Withholding) 5.00%, 10/01/27	6,290,950

119

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2019

Principal Amount		Value
Virginia (continued)
$4,630,000	Country of Fairfax School Improvements GO, Series A, (State Aid Withholding) 5.00%, 10/01/28	$6,034,927
2,000,000	Country of Fairfax School Improvements GO, Series A, (State Aid Withholding) 5.00%, 10/01/28	2,513,000
2,660,000	County of Arlington Public Improvements GO 5.00%, 08/15/31	3,417,861
3,270,000	County of Chesterfield School Improvements GO, Series A, (State Aid Withholding) 5.00%, 01/01/27	4,092,961
1,630,000	County of Chesterfield School Improvements GO, Series A, (State Aid Withholding) 5.00%, 01/01/28	2,086,384
2,160,000	County of Fairfax Sewer Improvement Revenue Bonds 5.00%, 07/15/22	2,298,586
7,530,000	County of Loudoun Public Facilities GO, Series A, (State Aid Withholding) 5.00%, 12/01/26	9,424,172
1,350,000	Fairfax County Economic Development Authority Community Services Facilities Project Revenue Bonds, Series A 4.50%, 03/01/20	1,364,648
1,170,000	Prince William County Industrial Development Authority Public Improvements Refunding Revenue Bonds, Series A 5.00%, 10/01/24	1,381,033
10,000,000	Virginia College Building Authority Advance Refunding Revenue Bonds 5.00%, 02/01/27	12,517,300
1,000,000	Virginia College Building Authority Advance Refunding Revenue, Series A 5.00%, 09/01/28	1,232,380
2,000,000	Virginia College Building Authority Public Higher Education Refunding Revenue Bonds, Series B (State Aid Intercept Program) 5.00%, 09/01/21	2,064,180
9,975,000	Virginia College Building Authority Refunding Revenue Bonds 1.08%, 08/01/34(a)(b)	9,975,000
Principal Amount		Value
Virginia (continued)
$10,000,000	Virginia College Building Authority University & College Improvements Revenue Bonds, Series A 5.00%, 02/01/28	$12,769,400
18,175,000	Virginia College Building Authority University & College Improvements Revenue Bonds, Series A 5.00%, 02/01/31	23,463,198
500,000	Virginia College Building Authority, University and College Improvements Revenue, Series A 5.00%, 02/01/27	579,235
6,000,000	Virginia Commonwealth Transportation Board Advance Refunding Revenue Bonds 5.00%, 09/15/29	7,538,220
2,600,000	Virginia Commonwealth Transportation Board Advance Refunding Revenue Bonds, Series A 5.00%, 05/15/23	2,943,330
5,375,000	Virginia Commonwealth Transportation Board Advance Refunding Revenue Bonds, Series A 5.00%, 05/15/28	6,816,145
5,000,000	Virginia Commonwealth Transportation Board Transit Improvements Revenue Bonds 5.00%, 03/15/23	5,451,250
5,000,000	Virginia Commonwealth Transportation Board Transit Improvements Revenue Bonds 5.00%, 05/15/27	6,141,650
6,145,000	Virginia Public Building Authority Advance Refunding Revenue Bonds, Series B 5.00%, 08/01/26	7,617,649
2,465,000	Virginia Public Building Authority Revenue Bonds, Series A 5.00%, 08/01/21	2,630,796
8,805,000	Virginia Public Building Authority Revenue Bonds, Series A 5.00%, 08/01/30	11,521,078
6,500,000	Virginia Public Building Authority Revenue Bonds, Series A 5.00%, 08/01/31	8,459,035

120

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2019

Principal Amount		Value
Virginia (continued)
$500,000	Virginia Public School Authority Advance Refunding Revenue Bonds 5.00%, 02/01/26	$610,129
2,450,000	Virginia Public School Authority Advance Refunding Revenue Bonds, (State Aid Withholding) 5.00%, 08/01/24	2,877,893
5,000,000	Virginia Public School Authority Refunding Revenue Bonds, Series A, (State Aid Withholding) 5.00%, 08/01/25	6,033,250
2,790,000	Virginia Public School Authority School Improvement Revenue Bonds, Series A 5.00%, 10/01/23	3,198,540
2,750,000	Virginia Public School Authority School Improvement Revenue Bonds, Series A 5.00%, 10/01/26	3,416,023
1,500,000	Virginia Resources Authority Advance Refunding Revenue 5.00%, 11/01/26	1,864,560
1,120,000	Virginia Resources Authority Refunding Revenue Bonds 5.00%, 11/01/25	1,326,998
30,000	Virginia Resources Authority Refunding Revenue Bonds 5.00%, 11/01/25(c)	35,396
		218,313,570
Washington — 3.6%
1,025,000	Benton County School District No 17 Kennewick School Improvements GO, (School Board GTY) 5.00%, 12/01/21	1,105,452
1,050,000	Chelan County School District No 228 Cascade School Improvements GO, (School Board GTY) 5.00%, 12/01/26	1,284,360
2,100,000	City of Seattle Public Improvements GO, Series A 5.00%, 11/01/24	2,488,122
1,600,000	Clark County Public Utility District No 1 Refunding Revenue Bonds 5.00%, 01/01/27	1,926,576
825,000	Clark County School District No 117 Camas School Improvements GO, (School Board GTY) 5.00%, 12/01/24	976,264
Principal Amount		Value
Washington (continued)
$1,000,000	County of King WA Sewer Advance Refunding Revenue Bonds 5.00%, 07/01/30	$1,242,820
7,000,000	County of King WA Sewer Revenue Sewer Improvement Revenue Bonds, Series B 5.00%, 07/01/29	8,961,050
10,000,000	Energy Northwest Advance Refunding Revenue Bonds 5.00%, 07/01/27	12,270,600
3,000,000	Energy Northwest Advance Refunding Revenue Bonds, Series A 5.00%, 07/01/27	3,591,930
3,900,000	Energy Northwest Refunding Revenue Bonds, Series A 5.00%, 07/01/28	4,272,138
1,035,000	King County Refunding GO 5.00%, 07/01/25	1,229,125
5,395,000	King County Refunding GO 5.00%, 07/01/26	6,387,033
9,000,000	King County School District No 411 Issaquah School Improvement GO, (School Board GTY) 5.00%, 12/01/32	11,203,560
3,000,000	King County School District No 411 Issaquah School Improvement GO, (School Board GTY) 5.00%, 12/01/33	3,726,960
1,180,000	Nooksack Valley School District No 506 School Improvements GO, (School Board GTY) 5.00%, 12/01/24	1,393,167
2,995,000	Pierce County School District No 10 Tacoma Current Refunding GO, (School Board GTY) 5.00%, 12/01/26	3,632,306
1,000,000	Pierce County School District No 402 Franklin Pierce School Improvements GO, (School Board GTY) 5.00%, 12/01/30	1,249,380
750,000	Port of Seattle Inter Lien Refunding Revenue Bonds 5.00%, 02/01/27	904,823
5,000,000	Port of Seattle Refunding GO 5.00%, 06/01/24	5,844,550
4,000,000	Port of Seattle WA Refunding GO, Series A 5.00%, 11/01/21	4,305,680

121

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2019

Principal Amount		Value
Washington (continued)
$1,120,000	Skagit County Consolidated School District No 320 Mount Vernon School Improvements Refunding GO, (School Board GTY) 5.00%, 12/01/23	$1,286,790
5,000,000	Snohomish County School District No 201 Refunding GO (School Board GTY) 5.00%, 12/01/25	5,828,550
360,000	Spokane County School District No 354 Mead School Improvement GO, (School Board GTY) 5.00%, 12/01/22	401,594
5,000,000	State of Washington Advance Refunding GO, Series R-2017A 5.00%, 08/01/27	6,147,100
15,000,000	State of Washington Advance Refunding GO, Series R-2018C 5.00%, 08/01/25	18,109,050
3,195,000	State of Washington Public Improvements GO, Series B 5.00%, 08/01/27	3,927,997
5,475,000	State of Washington Public Improvements GO, Series C 5.00%, 02/01/30	6,426,774
800,000	State of Washington Refunding GO, Series R-2012C 5.00%, 07/01/23	880,096
2,315,000	State of Washington School Improvements GO, Series C 5.00%, 02/01/27	2,885,092
3,100,000	State of Washington Senior 520 Corridor Program Highway Improvements Revenue Bonds, Series C 5.00%, 06/01/29	3,771,181
4,435,000	Yakima County School District No 7 Yakima Advance Refunding GO, (School Board GTY) 5.00%, 12/01/24	5,248,157
		132,908,277
West Virginia — 0.1%
5,000,000	West Virginia Commissioner of Highways Improvement Revenue Bonds, Series A 5.00%, 09/01/20	5,155,450

Principal Amount		Value
Wisconsin — 2.0%
$10,000,000	Public Finance Authority Hospital Revenue Bonds, Series B 1.11%, 10/01/49(a)	$10,000,000
9,140,000	State of Wisconsin Advance Refunding GO, Series 3 5.00%, 11/01/28	11,417,779
5,000,000	State of Wisconsin Advance Refunding GO, Series 3 5.00%, 11/01/31	6,172,150
4,700,000	State of Wisconsin Clean Water Fund Leveraged Loan Portfolio Advance Refunding Revenue Bonds 5.00%, 06/01/29	5,476,769
1,000,000	State of Wisconsin Clean Water Fund Leveraged Loan Portfolio Advance Refunding Revenue Bonds, Series 1 5.00%, 06/01/23	1,131,450
1,000,000	State of Wisconsin Clean Water Fund Leveraged Loan Portfolio Refunding Revenue Bonds, Series 1 5.00%, 06/01/26	1,131,450
14,000,000	State of Wisconsin Current Refunding Revenue Bonds, Series A 5.00%, 05/01/29	17,459,540
1,200,000	State of Wisconsin General Fund Advance Refunding Revenue Bonds, Series B 5.00%, 05/01/27	1,468,452
3,205,000	State of Wisconsin Public Improvements GO, Series B 5.00%, 05/01/30	3,501,430
1,900,000	State of Wisconsin Refunding Bonds GO, Series 3 5.00%, 11/01/25	2,110,805
1,000,000	State of Wisconsin Refunding GO, Series 1 5.00%, 05/01/24	1,129,550
2,770,000	State of Wisconsin Refunding GO, Series 2 5.00%, 11/01/26	3,432,778
860,000	State of Wisconsin Refunding Notes GO, Series A 5.00%, 05/01/28	1,026,075
6,385,000	Wisconsin Department of Transportation Refunding Revenue Bonds, Series 1 5.00%, 07/01/29	7,243,399
		72,701,627
Total Municipal Bonds (Cost $3,447,098,044)		3,534,397,160

122

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2019

Principal Amount		Value
U.S. GOVERNMENT SECURITIES — 2.1%
U.S. Treasury Notes — 2.1%
$30,000,000	1.88%, 05/31/2022	$30,269,531
45,000,000	2.13%, 05/31/2021	45,374,414
Total U.S. Government Securities (Cost $75,337,890)		75,643,945

Shares
INVESTMENT COMPANY — 1.2%
45,193,292	SEI Daily Income Trust Government II Fund, Class A, 1.68%(d)	45,193,292
Total Investment Company (Cost $45,193,292)		45,193,292

TOTAL INVESTMENTS — 99.9% (Cost $3,567,629,226)		$3,655,234,397
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		3,609,581
NET ASSETS — 100.0%		$3,658,843,978

(a)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of October 31, 2019.
(b)	These securities are subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at the stated maturity date.
(c)	These securities are pre-refunded; the date shown represents the pre-refunded date. Bonds which are pre-refunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(d)	The rate shown represents the current yield at October 31, 2019.

The following abbreviations are used in the report:

AGM — Assured Guaranty Municipal Corp.

COP — Certificates of Participation

GO — General Obligations

GTY — Guaranty

NATL-RE — Insured by National Public Finance Guarantee Corp.

PSF-GTD — Permanent School Fund Guarantee

Q–SBLF — Qualified-School Bond Loan Fund

123

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments	October 31, 2019

Principal Amount		Value
MUNICIPAL BONDS — 97.5%
California — 97.5%
$1,000,000	Abag Finance Authority for Nonprofit Corps Odd fellows Home CA Refunding Revenue Bonds, Series A 5.00%, 04/01/23	$1,130,140
175,000	Alameda County Joint Powers Authority Refunding Revenue Bonds 5.00%, 12/01/20	182,600
150,000	Allan Hancock Joint Community College District/CA University & College Improvements GO, Series E 5.00%, 08/01/28	196,565
635,000	Anaheim Housing & Public Improvements Authority Pre-refunding Revenue Bonds 5.00%, 10/01/41(a)	682,765
250,000	Bay Area Toll Authority Pre-refunded Highway Improvements Revenue Bonds, Subseries S-4 5.00%, 04/01/38(a)	283,335
6,000,000	Bay Area Toll Authority Pre-refunded Highway Improvements Revenue Bonds, Subseries S-4 5.00%, 04/01/43(a)	6,800,040
24,695,000	Bay Area Toll Authority Pre-refunded Highway Improvements Revenue Bonds, Subseries S-4 5.25%, 04/01/48(a)	28,194,035
100,000	Bay Area Toll Authority San Francisco Bay Area Subordinate Transportation Advance Refunding Revenue Bonds 5.00%, 04/01/22	109,601
125,000	Bay Area Toll Authority San Francisco Bay Area Subordinate Transportation Advance Refunding Revenue Bonds 5.00%, 04/01/23	141,806
6,000,000	Bay Area Toll Authority San Francisco Bay Area Subordinate Transportation Advance Refunding Revenue Bonds 2.00%, 04/01/53(b)	6,167,160
110,000	Brentwood Infrastructure Financing Authority Refunding Revenue Bonds 5.00%, 07/01/24	129,826
Principal Amount		Value
California (continued)
$150,000	Cabrillo Community College District Refunding GO 5.00%, 08/01/23(a)	$166,358
100,000	Cabrillo Community College District Refunding GO 5.00%, 08/01/24(a)	110,905
930,000	Cabrillo Community College District Refunding GO 5.00%, 08/01/27(a)	1,031,417
500,000	California Educational Facilities Authority Advance Refunding Revenue Bonds 5.00%, 01/01/27	615,270
1,550,000	California Educational Facilities Authority Refunding Revenue Bonds 5.00%, 10/01/23	1,789,181
275,000	California Health Facilities Financing Authority Current Refunding Revenue Bonds 5.00%, 11/15/22	308,605
1,000,000	California Health Facilities Financing Authority Current Refunding Revenue Bonds 5.00%, 11/01/23	1,156,640
100,000	California Health Facilities Financing Authority Current Refunding Revenue Bonds 5.00%, 11/15/25	123,037
125,000	California Infrastructure & Economic Development Bank University & College Improvements Revenue Bonds 5.00%, 05/15/23	142,298
150,000	California Infrastructure & Economic Development Bank Water Utility Improvements Green Bond 5.00%, 10/01/22	167,382
250,000	California Infrastructure & Economic Development Bank Water Utility Improvements Green Bond 5.00%, 10/01/23	288,578
100,000	California Infrastructure & Economic Development Bank Water Utility Improvements Green Bond 5.00%, 10/01/23	115,431
150,000	California Infrastructure & Economic Development Bank Water Utility Improvements Green Bond 5.00%, 10/01/26	188,697

124

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2019

Principal Amount		Value
California (continued)
$125,000	California Infrastructure & Economic Development Bank Water Utility Improvements Green Bond 5.00%, 10/01/27	$161,074
100,000	California Municipal Finance Authority Advance Refunding Anaheim Water System Project Revenue Bonds, Series A 5.00%, 10/01/24	119,195
100,000	California Municipal Finance Authority Advance Refunding Revenue Bonds 5.00%, 08/15/23	114,701
2,200,000	California Municipal Finance Authority Nursing Homes NCROC-Paradise Valley Estate Revenue Bonds 2.25%, 07/01/25	2,218,458
405,000	California Municipal Finance Authority Pre-refunding Revenue Bonds 6.35%, 12/01/31(a)	428,243
415,000	California Municipal Finance Authority Pre-refunding Revenue Bonds 6.80%, 12/01/36(a)	440,759
160,000	California Municipal Finance Authority Retirement Facilities California Armenian Home Project Revenue Bonds 5.00%, 05/15/22	175,698
100,000	California Municipal Finance Authority Retirement Facilities Revenue Bonds 5.00%, 04/01/23	113,301
125,000	California Municipal Finance Authority Retirement Facilities Revenue Bonds 5.00%, 04/01/24	146,273
645,000	California Municipal Finance Authority Retirement Facilities Town and Country Manor Revenue Bonds 4.00%, 07/01/23	709,616
670,000	California Municipal Finance Authority Retirement Facilities Town and Country Manor Revenue Bonds 4.00%, 07/01/24	754,179
4,770,000	California State Current Refunding GO 5.00%, 08/01/27	5,679,067
Principal Amount		Value
California (continued)
$250,000	California State Public Works Board Correctional Facilities Improvements Revenue Bonds, Series C 5.00%, 11/01/23	$287,465
460,000	California State Public Works Board Correctional Facilities Improvements Revenue Bonds, Series C 5.00%, 11/01/24	544,281
100,000	California State Public Works Board Correctional Facilities Improvements, Series A 5.00%, 11/01/25	121,423
200,000	California State Public Works Board Correctional Facilities Improvements, Series C 5.00%, 11/01/27	253,334
150,000	California State Public Works Board Public Improvements Revenue Bonds, Series G 5.00%, 11/01/22	167,111
325,000	California State Public Works Board Refunding Revenue Bonds, Series F 5.00%, 05/01/26	388,333
100,000	California State Public Works Board, Advance Refunding Revenue Bonds 5.00%, 11/01/26	124,077
250,000	California State University & College Improvements Current Refunding Revenue Bonds, Series A 5.00%, 11/01/23	289,265
10,000	California State University & College Improvements Pre-refunding Revenue Bonds 5.00%, 11/01/24(a)	10,196
1,785,000	California State University & College Improvements Revenue Bonds, Series A 5.00%, 11/01/24	2,131,165
390,000	California State University & College Improvements Unrefunded Revenue Bonds 5.00%, 11/01/24	397,749
135,000	California State University Current Refunding Revenue Bonds, Series A 5.00%, 11/01/19	135,000
1,000,000	California State University Current Refunding Revenue Bonds, Series A 5.00%, 11/01/24	1,118,470

125

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2019

Principal Amount		Value
California (continued)
$250,000	California State University Current Refunding Revenue Bonds, Series A 5.00%, 11/01/25	$298,348
120,000	California State University Current Refunding Revenue Bonds, Series C 5.00%, 11/01/21	129,575
150,000	California Statewide Communities Development Authority 5.00%, 08/15/23	171,873
150,000	California Statewide Communities Development Authority Advance Refunding Revenue Bonds 5.00%, 08/15/25	182,217
745,000	California Statewide Communities Development Authority Current Refunding Revenue Bonds 4.00%, 11/15/25	860,944
100,000	California Statewide Communities Development Authority Nursing Homes Retirement Facilities Revenue Bonds 5.00%, 07/01/28	129,756
5,000,000	Carlsbad Unified School District School Improvements GO, Series B 6.00%, 05/01/34	6,051,300
885,000	Chabot-Las Positas Community College District Refunding GO 5.00%, 08/01/25	1,012,767
3,000,000	City & County of San Francisco CA Current Refunding COP 5.00%, 04/01/25	3,611,220
1,180,000	City & County of San Francisco CA Current Refunding School Improvements, Series R1 5.00%, 09/01/22	1,311,546
325,000	City & County of San Francisco CA Public Improvements GO, Series B 5.00%, 06/15/22	358,787
100,000	City & County of San Francisco CA Refunding COP 5.00%, 04/01/21	105,593
150,000	City & County of San Francisco CA Refunding COP 5.00%, 04/01/23	170,060
1,475,000	City & County of San Francisco CA Refunding GO, Series R1 5.00%, 06/15/22	1,599,726
Principal Amount		Value
California (continued)
$2,500,000	City & County of San Francisco CA Refunding Public Improvements COP 5.00%, 04/01/23	$2,834,325
100,000	City of Los Angeles CA Wastewater System Revenue Advance Refunding Revenue Bonds, Subseries A 5.00%, 06/01/24	117,769
100,000	City of Los Angeles CA Wastewater System Revenue Green Bond, Subseries A 5.00%, 06/01/27	127,772
2,550,000	City of Los Angeles CA Wastewater System Revenue Refunding Revenue Bonds, Subseries A 5.00%, 06/01/25	2,908,122
1,800,000	City of Los Angeles CA Wastewater System Revenue Refunding Revenue Bonds, Subseries A 5.00%, 06/01/27	2,050,056
3,645,000	City of Los Angeles Department of Airports Current Refunding Revenue Bonds, Series C 5.00%, 05/15/23	4,143,928
1,500,000	City of Los Angeles Department of Airports Current Refunding Revenue Bonds, Series C 5.00%, 05/15/24	1,760,490
200,000	City of Los Angeles Department of Airports Port Airport & Marina Improvements Refunding Revenue Bonds 5.00%, 05/15/24	234,732
100,000	City of Los Angeles Department of Airports Port Airport & Marina Improvements Refunding Revenue Bonds 5.00%, 05/15/25	120,919
275,000	City of Palo Alto CA Parking Facility Improvement COP, Series A 5.00%, 11/01/23	318,310
150,000	City of Palo Alto CA Parking Facility Improvement COP, Series A 5.00%, 11/01/24	179,171
200,000	City of Palo Alto CA Parking Facility Improvement COP, Series A 5.00%, 11/01/25	245,958
100,000	City of Roseville CA Water Utility Revenue Advance Refunding COP 5.00%, 12/01/23	115,755

126

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2019

Principal Amount		Value
California (continued)
$150,000	City of Sacramento CA Wastewater Revenue Sewer Improvement Revenue Bonds 5.00%, 09/01/25	$183,963
165,000	City of Sacramento CA Wastewater Revenue Sewer Improvement Revenue Bonds 5.00%, 09/01/26	207,639
100,000	City of San Francisco CA Public Utilities Commission Water Revenue Advance Refunding Green Bond, Series D 5.00%, 11/01/26	125,823
1,900,000	City of San Francisco CA Public Utilities Commission Water Revenue Advance Refunding Revenue Bonds 5.00%, 11/01/28	2,282,527
200,000	City of Santa Rosa CA Wastewater Revenue Current Refunding Revenue Bonds, Series A 5.00%, 09/01/20	206,672
450,000	City of Santa Rosa CA Wastewater Revenue Current Refunding Revenue Bonds, Series A 5.00%, 09/01/22	500,702
550,000	Contra Costa Community College District University & College Improvements GO, Series B2 5.00%, 08/01/27	705,975
330,000	Contra Costa Transportation Authority Advance Refunding Revenue Bonds, Series A 4.00%, 03/01/23	362,548
275,000	Contra Costa Water District Refunding Revenue Bonds, Series T 5.00%, 10/01/25	326,477
425,000	County of Marin CA Advance Refunding Public Improvements 5.00%, 11/01/26	520,170
225,000	County of Sacramento CA Airport System Revenue Current Refunding Revenue Bonds, Subseries D 5.00%, 07/01/23	256,091
225,000	County of Sacramento CA Airport System Revenue Current Refunding Revenue Bonds, Subseries D 5.00%, 07/01/26	278,541
Principal Amount		Value
California (continued)
$1,500,000	County of San Bernardino CA Arrow Head Project Current Refunding COP, Series A 5.00%, 10/01/23	$1,726,470
100,000	County of San Diego CA Refunding COP, Series A 5.00%, 10/15/25	119,283
100,000	Cucamonga Valley Water District Financing Authority Current Refunding Revenue Bonds 5.00%, 09/01/24	118,835
1,445,000	Desert Community College District Refunding GO 5.00%, 08/01/26	1,805,051
200,000	East Bay Municipal Utility District Wastewater System Revenue Advance Refunding Revenue Bonds, Series A 5.00%, 06/01/22	220,600
300,000	East Bay Municipal Utility District Wastewater System Revenue Advance Refunding Revenue Bonds, Series A 5.00%, 06/01/23	342,471
225,000	East Bay Municipal Utility District Wastewater System Revenue Current Refunding Revenue Bonds, Series A 5.00%, 06/01/24	265,095
150,000	East Bay Municipal Utility District Wastewater System Revenue Current Refunding Revenue Bonds, Series A 5.00%, 06/01/25	182,156
115,000	East Bay Municipal Utility District Water System Revenue Pre-refunded Revenue Bonds, Subseries A 5.00%, 06/01/23(a)	117,704
805,000	Garden Grove Unified School District School Improvements GO, Series C 5.00%, 08/01/30(a)	924,237
200,000	Los Angeles Community College District/CA Refunding GO, Series A 5.00%, 08/01/25	236,348
1,100,000	Los Angeles Community College District/CA Refunding GO, Series A 5.00%, 08/01/29	1,292,115
1,000,000	Los Angeles Community College District/CA University & College Improvements GO, Series 2008-F 5.00%, 08/01/24	1,145,960

127

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2019

Principal Amount		Value
California (continued)
$850,000	Los Angeles County Metropolitan Transportation Authority Transit Improvements Revenue Bonds, Senior Series B 5.00%, 07/01/25	$971,397
3,000,000	Los Angeles County Metropolitan Transportation Authority Advance Refunding Revenue Bonds, Series B 5.00%, 07/01/23	3,433,110
100,000	Los Angeles County Metropolitan Transportation Authority Current Refunding Revenue Bonds, Series A 5.00%, 07/01/23	114,437
125,000	Los Angeles County Metropolitan Transportation Authority Current Refunding Revenue Bonds, Series A 5.00%, 07/01/24	147,655
120,000	Los Angeles County Metropolitan Transportation Authority Current Refunding Revenue Bonds, Series A 5.00%, 07/01/25	141,569
800,000	Los Angeles County Metropolitan Transportation Authority Green Bond, Series A 5.00%, 07/01/23	915,496
125,000	Los Angeles County Metropolitan Transportation Authority Refunding Revenue Bonds 5.00%, 07/01/21	133,330
250,000	Los Angeles County Metropolitan Transportation Authority, Green Bond, Series A 5.00%, 07/01/22	276,558
275,000	Los Angeles County Metropolitan Transportation Authority, Refunding Revenue Bonds 5.00%, 07/01/24	324,841
250,000	Los Angeles Department of Water & Power Power System Revenue Current Refunding Revenue Bonds, Series A 5.00%, 07/01/23	285,995
125,000	Los Angeles Department of Water & Power Power System Revenue Current Refunding Revenue Bonds, Series A 5.00%, 07/01/27	160,451
Principal Amount		Value
California (continued)
$2,065,000	Los Angeles Department of Water & Power Power System Revenue Current Refunding Revenue Bonds, Series A 5.00%, 07/01/23	$2,322,857
150,000	Los Angeles Department of Water & Power Power System Revenue Current Refunding Revenue Bonds, Series B 5.00%, 01/01/22	162,522
450,000	Los Angeles Department of Water & Power Power System Revenue Current Refunding Revenue Bonds, Series B 5.00%, 01/01/23	505,044
600,000	Los Angeles Department of Water & Power Power System Revenue Current Refunding Revenue Bonds, Series B 5.00%, 01/01/24	696,102
5,000,000	Los Angeles Department of Water & Power Power System Revenue Current Refunding Revenue Bonds, Series B 5.00%, 07/01/24	5,906,200
330,000	Los Angeles Department of Water & Power Power System Revenue Electric Light & Power Improvements, Series D 5.00%, 07/01/21	352,103
1,425,000	Los Angeles Department of Water & Power Power System Revenue Electric Light & Power Improvements, Series D 5.00%, 07/01/22	1,575,580
100,000	Los Angeles Department of Water & Power Power System Revenue Electricity Light & Power Improvements Revenue Bonds, Series C 5.00%, 07/01/22	110,567
195,000	Los Angeles Department of Water & Power Power System Revenue Unrefunded Revenue Bonds, Series A 5.00%, 07/01/22	207,925
200,000	Los Angeles Department of Water Current Refunding Revenue Bonds, Series A 5.00%, 07/01/27	253,638
200,000	Los Angeles Department of Water Water Utility Improvements Current Refunding Revenue Bonds, Series B 5.00%, 07/01/28	261,990

128

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2019

Principal Amount		Value
California (continued)
$100,000	Los Angeles Department of Water Water Utility Improvements Revenue Bonds Series A 5.00%, 07/01/28	$129,382
1,800,000	Los Rios Community College District Refunding GO 5.00%, 08/01/27	1,992,348
175,000	Marin Community College District Advance Refunding GO 5.00%, 08/01/23	201,030
275,000	Mount San Antonio Community College District University & College Improvements GO, Series 2018-A 5.00%, 08/01/27	353,928
1,100,000	Mount San Jacinto Community College District University & College Improvements GO, Series 2014-A 5.00%, 08/01/28	1,335,477
2,000,000	Municipal Improvement Corp. of Los Angeles Refunding Revenue Bonds, Series A 5.00%, 11/01/24	2,340,680
325,000	Nevada County Finance Authority Revenue Bonds 4.00%, 10/01/22	352,872
450,000	Northern California Power Agency Hydroelectric Project Current Refunding Revenue Bonds, Series A 5.00%, 07/01/22	496,800
125,000	Northern California Power Agency Hydroelectric Project Current Refunding Revenue Bonds, Series A 5.00%, 07/01/24	147,031
210,000	Northern California Transmission Agency California-Oregon Project Advance Refunding Revenue Bonds 5.00%, 05/01/26	260,131
2,545,000	Novato Sanitary District Repayment Of Bank Loan Revenue Bonds 5.00%, 02/01/29	3,377,495
160,000	Ohlone Community College District Advance Refunding GO 5.00%, 08/01/24	189,323
100,000	Orange County Sanitation District Advance Refunding Revenue Bonds 5.00%, 02/01/26	124,057
Principal Amount		Value
California (continued)
$3,000,000	Orange County Sanitation District Advance Refunding Revenue Bonds, Series A 5.00%, 02/01/34	$3,501,300
150,000	Orange County Sanitation District Current Refunding Revenue Bonds, Series A 5.00%, 02/01/27	190,845
100,000	Orange County Water District Advance Refunding Revenue Bonds, Series A 5.00%, 08/15/27	126,722
100,000	Otay Water District Financing Authority Current Refunding Revenue Bonds, Series A 5.00%, 09/01/27	128,610
100,000	Palomar Community College District University & College Improvements GO, Series 2006-D 5.00%, 08/01/22	110,945
200,000	Placer County Water Agency Current Refunding COP 5.00%, 07/01/22	221,302
150,000	Placer County Water Agency Current Refunding COP 5.00%, 07/01/28	197,213
150,000	Regents of the University of California Medical Center Pooled Revenue Advance Refunding Revenue Bonds, Series L 5.00%, 05/15/23	170,868
1,145,000	Regents of the University of California Medical Center Pooled Revenue Current Refunding Revenue Bonds, Series L 5.00%, 05/15/24	1,347,173
1,320,000	Regents of the University of California Medical Center Pooled Revenue Pre-refunded Revenue Bonds, Series J 5.00%, 05/15/24(a)	1,499,758
6,150,000	Regents of the University of California Medical Center Pooled Revenue Pre-refunded Revenue Bonds, Series J 5.25%, 05/15/27(a)	7,040,643
1,100,000	Rio Hondo Community College District/CA Current Refunding GO, Series B 5.00%, 08/01/24	1,303,841
675,000	Rio Hondo Community College District/CA Current Refunding GO, Series B 5.00%, 08/01/25	825,802

129

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2019

Principal Amount		Value
California (continued)
$870,000	Riverside County Transportation Commission Pre-refunding Refunding Notes Highway Improvements, Series A 5.25%, 06/01/24(a)	$999,195
200,000	Sacramento County Sanitation Districts Financing Authority Current Refunding Revenue Bonds 5.00%, 08/01/25	244,058
3,000,000	Sacramento Municipal Utility District Refunding Revenue Bonds, Series A 5.00%, 08/15/49(b)	3,389,700
5,250,000	Sacramento Municipal Utility District Refunding Revenue Bonds, Sub-Series B 5.00%, 08/15/49(b)	6,297,428
275,000	Saddleback Valley Unified School District Refunding GO 5.00%, 08/01/24	315,466
1,000,000	San Diego Community College District Advance Refunding GO 5.00%, 08/01/28	1,246,000
1,030,000	San Diego Community College District Pre-refunded University & College Improvements GO 5.00%, 08/01/24(a)	1,102,615
100,000	San Diego County Regional Transportation Commission Sales & Use Tax Refunding Revenue Bonds, Series A 5.00%, 04/01/25	117,207
120,000	San Diego County Water Authority Financing Corp. Advance Refunding Revenue Bonds 5.00%, 05/01/22	131,972
150,000	San Diego County Water Authority Financing Corp. Advance Refunding Revenue Bonds 5.00%, 05/01/23	170,646
100,000	San Diego County Water Authority Financing Corp. Current Refunding Revenue Bonds, Series A 5.00%, 05/01/24(a)	99,999
300,000	San Diego Public Facilities Financing Authority Advance Refunding Revenue Bonds, Series B 5.00%, 08/01/25	365,151
Principal Amount		Value
California (continued)
$1,115,000	San Diego Public Facilities Financing Authority Advance Refunding Revenue Bonds, Series B 5.00%, 08/01/28	$1,385,209
300,000	San Diego Public Facilities Financing Authority Refunding Revenue Bonds, Series A 5.00%, 08/01/23	343,548
1,000,000	San Diego Public Facilities Financing Authority Refunding Revenue Bonds, Subseries A 5.00%, 08/01/31	1,101,710
175,000	San Diego Regional Building Authority Advance Refunding Revenue Bonds, Series A 5.00%, 10/15/22	195,542
100,000	San Diego Regional Building Authority County Operation Centre Current Advance Revenue Bonds, Series A 5.00%, 10/15/23	115,579
1,460,000	San Francisco Bay Area Rapid Transit District Sales Tax Revenue Current Refunding Revenue Bonds, Series A 5.00%, 07/01/28	1,769,243
1,500,000	San Francisco Bay Area Rapid Transit District Transit Improvements GO 5.00%, 08/01/24	1,777,200
500,000	San Francisco City & County Airport Comm-San Francisco International Airport Advance Refunding Current Revenue Bonds, Series A 5.00%, 05/01/23	568,450
3,810,000	San Francisco City & County Airport Comm-San Francisco International Airport Advance Refunding Current Revenue Bonds, Series A 5.00%, 05/01/26	4,738,383
2,400,000	San Francisco City & County Airport Comm-San Francisco International Airport Current Refunding Revenue Bonds 5.00%, 05/01/24	2,818,032
1,095,000	San Francisco City & County Airport Comm-San Francisco International Airport Refunding Revenue Bonds, Series D 5.00%, 05/01/26	1,159,298

130

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2019

Principal Amount		Value
California (continued)
$7,000,000	San Francisco City & County Public Utilities Commission Wastewater Revenue Green Bond, Series C 2.13%, 10/01/48(b)	$7,203,910
200,000	San Francisco Municipal Transportation Agency Transit Improvements Revenue Bonds 5.00%, 03/01/23	226,112
1,290,000	San Francisco Municipal Transportation Agency Transit Improvements Revenue Bonds 5.00%, 03/01/28	1,455,249
175,000	San Francisco Municipal Transportation Agency, Transit Improvements Revenue Bonds 5.00%, 03/01/26	216,967
100,000	San Francisco Municipal Transportation Agency, Transit Improvements Revenue Bonds 5.00%, 03/01/27	127,089
1,165,000	San Joaquin County Transportation Authority Refunding Revenue Bonds, Series A 5.50%, 03/01/41(a)	1,233,653
830,000	San Jose Evergreen Community College District Advance Refunding GO 5.00%, 09/01/24	987,202
785,000	San Mateo County Community College District Refunding GO 5.00%, 09/01/24	873,674
100,000	San Mateo Joint Powers Financing Authority Advance Refunding Revenue Bonds, Series A 5.00%, 07/15/24	118,165
100,000	San Mateo Joint Powers Financing Authority Public Facilities Health Improvements Capital Project Refunding Bonds, Series A 5.00%, 07/15/27	127,970
100,000	San Mateo Joint Powers Financing Authority Public Improvements Capital Project Revenue Bonds, Series A 5.00%, 07/15/25	121,747
705,000	San Mateo Joint Powers Financing Authority Refunding Revenue Bonds 5.00%, 06/15/22	778,292
Principal
Amount		Value
California (continued)
$1,000,000	San Mateo Union High School District Refunding GO 5.00%, 09/01/27	$1,190,550
275,000	San Mateo Union High School District Refunding GO, Series C 5.00%, 09/01/24	326,942
125,000	San Rafael Joint Powers Financing Authority Green Bonds Public Facilities 5.00%, 06/01/23	142,696
1,000,000	San Ramon Valley Unified School District/CA School Improvements GO 5.00%, 08/01/24	1,182,760
750,000	San Ramon Valley Unified School District/CA School Improvements GO 5.00%, 08/01/25	913,815
100,000	Santa Clara County Financing Authority Public Facilities Revenue Bonds, Series A 5.00%, 04/01/22	109,627
125,000	Santa Clara County Financing Authority Public Facilities Revenue Bonds, Series A 5.00%, 04/01/26	155,045
300,000	Santa Clara County Financing Authority Public Facilities Revenue Bonds, Series A 5.00%, 04/01/27	380,331
250,000	Santa Clara Unified School District Advance Refunding GO 5.00%, 07/01/22	276,418
100,000	Santa Clara Unified School District Advance Refunding GO 5.00%, 07/01/25	118,073
350,000	Santa Clara Unified School District Advance Refunding GO 5.00%, 07/01/23	400,393
245,000	Santa Clara Unified School District School Improvements GO 5.00%, 07/01/27	305,924
175,000	Santa Clara Valley Water District Current Refunding COP, Series A 5.00%, 02/01/23	197,531
1,540,000	Santa Clarita Community College District Refunding GO 5.00%, 08/01/24	1,764,778

131

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2019

Principal Amount		Value
California (continued)
$100,000	Santa Clarita Community College District University & College Improvements GO 5.00%, 08/01/26	$124,549
150,000	Santa Monica Public Financing Authority Current Refunding Revenue Bonds 5.00%, 07/01/25	182,876
100,000	Southern California Public Power Authority Advance Refunding Revenue Bonds, Series C 5.00%, 07/01/25	119,717
225,000	Southern California Public Power Authority Electricity Light & Power Improvements Mead-Pheonix Project Revenue Bonds 5.00%, 07/01/26	276,320
100,000	State of California (Other Revenue LOC) Advance Refunding GO 5.00%, 09/01/22	110,911
125,000	State of California Advance Refunding GO 5.00%, 11/01/23	143,996
325,000	State of California Advance Refunding GO 5.00%, 09/01/25	394,479
1,155,000	State of California Advance Refunding GO 5.00%, 08/01/26	1,430,953
200,000	State of California Advance Refunding GO 5.00%, 09/01/26	248,262
1,000,000	State of California Advance Refunding GO 5.00%, 08/01/27	1,264,140
1,345,000	State of California Advance Refunding GO, Series B 5.00%, 09/01/23	1,541,168
125,000	State of California Current Refunding GO 5.00%, 02/01/22	135,900
3,310,000	State of California Current Refunding GO 5.00%, 08/01/24	3,898,121
4,855,000	State of California Current Refunding GO 5.00%, 11/01/24	5,590,775
2,000,000	State of California Current Refunding GO 5.00%, 10/01/25	2,433,180
1,000,000	State of California Current Refunding GO 5.00%, 10/01/25	1,181,940
Principal
Amount		Value
California (continued)
$2,355,000	State of California Current Refunding GO 5.00%, 08/01/26	$2,917,657
6,065,000	State of California Current Refunding GO 5.00%, 10/01/26	7,165,252
6,000,000	State of California Current Refunding GO 5.00%, 04/01/27	7,529,280
200,000	State of California Department of Water Resources Advance Refunding Revenue Bonds, Series AX 5.00%, 12/01/21	216,522
1,000,000	State of California Department of Water Resources Advance Refunding Revenue Bonds, Series AX 5.00%, 12/01/25	1,231,820
100,000	State of California Department of Water Resources Advance Refunding Revenue Bonds, Series AX 5.00%, 12/01/27	129,360
150,000	State of California Department of Water Resources Central Valley Project Current Refunding Revenue Bonds 5.00%, 12/01/22	168,203
100,000	State of California Department of Water Resources Central Valley Project Current Refunding Revenue Bonds 5.00%, 12/01/24	119,639
1,300,000	State of California Department of Water Resources Power Supply Revenue Advance Refunding Revenue Bonds, Series O 5.00%, 05/01/22	1,426,997
100,000	State of California Department of Water Resources Power Supply Revenue Refunding Revenue Bonds, Series N 5.00%, 05/01/21	105,953
150,000	State of California Department of Water Resources Power Supply Revenue Refunding Revenue Bonds, Series N 5.00%, 05/01/20	152,958
8,880,000	State of California Department of Water Resources Pre-refunded Water Utility Improvements Refunding Revenue Bonds, Series AQ 4.00%, 12/01/30(a)	9,842,947

132

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2019

Principal Amount		Value
California (continued)
$300,000	State of California Department of Water Resources Refunding Revenue Bonds, Series AS 5.00%, 12/01/25	$358,758
125,000	State of California Department of Water Resources Refunding Revenue Bonds, Series AV 5.00%, 12/01/27	155,321
5,000,000	State of California Department of Water Resources Refunding Revenue Bonds, Series BA 5.00%, 12/01/23	5,798,650
1,000,000	State of California Multi Utility Improvements GO 5.00%, 10/01/25	1,216,590
15,000,000	State of California Multi Utility Improvements GO 5.00%, 10/01/26	18,655,350
1,500,000	State of California Refunding GO 5.00%, 04/01/24	1,748,925
5,000,000	State of California Refunding GO 5.00%, 10/01/27	6,343,550
3,000,000	State of California Refunding GO 5.00%, 04/01/28	3,838,890
100,000	State of California Water Utility Improvements GO 6.00%, 11/01/39	99,999
150,000	State of California Water Utility Improvements GO, OID 5.50%, 11/01/39	150,489
550,000	Turlock Irrigation District Revenue Bonds 5.00%, 01/01/25	657,839
13,915,000	University of California (College and University Revenue LOC) Refunding Revenue Bonds, Series AK 5.00%, 05/15/48(b)	15,840,558
1,955,000	University of California Advance Refunding Revenue Bonds, Series AY 5.00%, 05/15/24	2,301,133
995,000	University of California Current Pre-refunded Refunding Revenue Bonds, Series AF 5.00%, 05/15/24(a)	1,130,499
1,270,000	University of California Current Pre-refunded Refunding Revenue Bonds, Series AF 5.00%, 05/15/26(a)	1,442,949
3,235,000	University of California Current Pre-refunded Refunding Revenue Bonds, Series AF 5.00%, 05/15/30(a)	3,675,542
Principal Amount		Value
California (continued)
$465,000	University of California Current Refunding Revenue Bonds, Series AF 5.00%, 05/15/20	$474,942
1,000,000	University of California Current Revenue Bonds, Series I 5.00%, 05/15/23	1,138,750
1,575,000	University of California Pre-refunded Limited Project Current Refunding Revenue Bonds, Series G 5.00%, 05/15/30(a)	1,731,618
200,000	University of California University & College Improvements Refunding Revenue Bonds, Series BB 5.00%, 05/15/25	242,676
100,000	University of California University & College Improvements Revenue Bonds, Series AM 5.00%, 05/15/26	117,657
275,000	University of California University & College Improvements Unrefunded Revenue Bonds, Series S 5.00%, 05/15/20	275,831
130,000	University of California Unrefunded Limited Project Current Refunding Revenue Bonds, Series G 5.00%, 05/15/23	143,098
125,000	Ventura County Community College District Advance Refunding GO 5.00%, 08/01/24	148,164
425,000	Ventura County Public Financing Authority Advance Refunding Revenue Bonds 5.00%, 11/01/24	506,736
460,000	Ventura County Public Financing Authority Advance Refunding Revenue Bonds 5.00%, 11/01/26	580,198
100,000	Walnut Energy Center Authority Current Refunding Revenue Bonds 5.00%, 01/01/23	112,187
250,000	West Valley-Mission Community College District Current Refunding GO, Series A 5.00%, 08/01/27	321,538
100,000	William S Hart Union High School District Advance Refunding GO 5.00%, 08/01/24	118,225

133

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2019

Principal
Amount		Value
California (continued)
$125,000	Yosemite Community College District Current Refunding GO 5.00%, 08/01/25	$152,225
Total Municipal Bonds (Cost $324,143,085)		331,028,826
U.S. GOVERNMENT SECURITIES — 0.1%
U.S. Treasury Notes — 0.1%
410,000	2.25%, 01/31/2024	422,076
Total U.S. Government Securities (Cost $417,106)		422,076

Shares
INVESTMENT COMPANY — 1.8%
6,059,722	SEI Daily Income Trust Government II Fund, Class A, 1.68%(c)	6,059,722
Total Investment Company (Cost $6,059,722)		6,059,722

TOTAL INVESTMENTS — 99.4% (Cost $330,619,913)		$337,510,624
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%		2,049,810
NET ASSETS — 100.0%		$339,560,434

(a)	These securities are pre-refunded; the date shown represents the pre-refunded date. Bonds which are pre-refunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(b)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of October 31, 2019.
(c)	The rate shown represents the current yield as of October 31, 2019.

The following abbreviations are used in the report:

COP — Certificates of Participation

GO — General Obligations

OID — Original Issue Discount

134

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments	October 31, 2019

Principal Amount		Value
MUNICIPAL BONDS — 95.1%
New York — 95.1%
$2,000,000	Battery Park City Authority Current Refunding Revenue Bonds, Series A 5.00%, 11/01/25	$2,301,400
100,000	Build NYC Resource Corp. Refunding Revenue Bonds, Series A 5.00%, 06/01/24	117,231
1,110,000	City of New York Public Improvements GO, Series 2018-1 5.00%, 08/01/25	1,336,651
225,000	City of New York Advance Refunding GO, Series 2015-A 5.00%, 08/01/24	263,729
2,520,000	City of New York Advance Refunding GO, Series A 5.00%, 08/01/26	3,101,944
350,000	City of New York Advance Refunding GO, Series C 5.00%, 08/01/22	386,201
150,000	City of New York Advance Refunding GO, Series C 5.00%, 08/01/22	165,515
875,000	City of New York Advance Refunding GO, Series C 5.00%, 08/01/23	996,135
200,000	City of New York Advance Refunding GO, Series C 5.00%, 08/01/23	227,688
10,000,000	City of New York Advance Refunding GO, Series C 5.00%, 08/01/24	11,721,300
5,000,000	City of New York Advance Refunding GO, Series C 5.00%, 08/01/25	6,020,950
1,515,000	City of New York Advance Refunding GO, Series C 5.00%, 08/01/27	1,785,564
100,000	City of New York Advance Refunding GO, Series C 5.00%, 08/01/28	123,455
125,000	City of New York Advance Refunding GO, Series D 5.00%, 08/01/24	146,516
100,000	City of New York Advance Refunding GO, Series E 5.00%, 08/01/24	117,213
4,500,000	City of New York Current Refunding GO, Series 2019-A 5.00%, 08/01/25	5,418,855
4,250,000	City of New York Current Refunding GO, Series E 5.00%, 08/01/24	4,981,553
Principal Amount		Value
New York (continued)
$225,000	City of New York Public Improvements GO, Series 1 5.00%, 08/01/21	$239,850
255,000	City of New York Public Improvements GO, Series 1 5.00%, 08/01/23	290,302
1,000,000	City of New York Public Improvements GO, Sub-Series D-3 5.00%, 08/01/38(a)(b)	1,129,960
200,000	City of New York Public Improvements GO, Sub-Series F-1 5.00%, 04/01/23	225,310
100,000	City of New York Public Improvements GO, Sub-Series F-1 5.00%, 03/01/24	112,425
4,775,000	City of New York Public Improvements GO, Sub-Series F-1 5.00%, 03/01/28	5,336,779
100,000	City of New York Public Improvements GO, Sub-Series F-3 5.00%, 12/01/23(a)	115,021
1,500,000	City of New York Public Improvements GO, Sub-Series H-A 5.00%, 01/01/25(a)	1,777,545
1,325,000	City of New York Public Improvements GO, Sub-Series I-1 5.00%, 03/01/25	1,531,859
3,000,000	City of New York Public Improvements GO, Sub-Series I-1 5.00%, 03/01/26	3,465,600
200,000	City of New York Public Improvements GO, Sub-Series F-3 5.00%, 12/01/25(a)	242,950
275,000	City of New York Refunding Cash Flow Management GO Notes, Series 1 5.00%, 08/01/22(a)	303,443
1,100,000	City of New York Refunding GO, Series B 5.00%, 08/01/21	1,172,600
300,000	City of New York Refunding GO, Series B 5.00%, 08/01/25	361,257
400,000	City of New York Refunding GO, Series C 5.00%, 08/01/27	484,460

135

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2019

Principal Amount		Value
New York (continued)
$200,000	City of New York Refunding GO, Series D 5.00%, 08/01/22	$220,686
1,500,000	City of New York Refunding GO, Series F 5.00%, 08/01/22	1,628,010
100,000	City of New York Refunding GO, Series F 5.00%, 08/01/29	107,849
17,910,000	City of New York Refunding GO, Series F 5.00%, 08/01/30	19,306,085
1,035,000	City of New York Refunding GO, Series H 5.00%, 08/01/22	1,142,050
150,000	City of New York Refunding GO, Series J 5.00%, 08/01/22	165,515
325,000	City of New York Refunding GO, Series J 5.00%, 08/01/24	380,942
100,000	City of New York Refunding GO, Sub-Series H-3 5.00%, 08/01/23(a)	113,843
350,000	County of Westchester NY Recreation Facilities Improvements GO, Series A 5.00%, 07/01/21	373,205
350,000	County of Westchester NY Recreation Facilities Improvements GO, Series A 5.00%, 07/01/22	386,302
100,000	County of Westchester NY Recreation Facilities Improvements GO, Series A 5.00%, 07/01/23	114,049
110,000	County of Westchester NY Sewer Improvements GO, Series C 5.00%, 07/01/22	121,409
375,000	Erie County Fiscal Stability Authority Advance Refunding Revenue Bonds 5.00%, 09/01/22	416,363
150,000	Erie County Fiscal Stability Authority Public Improvements Revenue Bonds, Series A 5.00%, 03/15/22	163,922
300,000	Erie County Industrial Development Agency (The) City School District of the City of Buffalo Project Advance Refunding Revenue Bonds, (State Aid Withholding) 5.00%, 05/01/23	340,407
Principal Amount		Value
New York (continued)
$125,000	Erie County Industrial Development Agency (The) City School District of the City of Buffalo Project Advance Refunding Revenue Bonds, (State Aid Withholding) 5.00%, 05/01/24	$146,413
100,000	Erie County Industrial Development Agency (The) Refunding Revenue Bonds, (State Aid Withholding) 5.00%, 05/01/21	105,845
100,000	Erie County Industrial Development Agency (The) School Improvements City School District of the City of Buffalo Project Revenue Bonds, (State Aid Withholding) 5.00%, 05/01/22	105,719
500,000	Long Island Power Authority Electric System General Revenue Bonds 5.00%, 09/01/25	600,960
4,000,000	Long Island Power Authority Electric System General Revenue Bonds, Series B 5.00%, 09/01/27	4,906,680
4,000,000	Long Island Power Authority Refunding Revenue Bonds, Series B 5.00%, 09/01/25	4,419,720
2,000,000	Metropolitan Transportation Authority Advance Refunding Revenue Bonds, Series A 5.00%, 11/15/26	2,479,200
900,000	Metropolitan Transportation Authority Advance Refunding Revenue Bonds, Series B 5.00%, 11/15/25	1,082,250
125,000	Metropolitan Transportation Authority Advance Refunding Revenue Bonds, Series D 5.00%, 11/15/24	146,799
100,000	Metropolitan Transportation Authority Advance Refunding Revenue Bonds, Series F 5.00%, 11/15/23	114,315
700,000	Metropolitan Transportation Authority Current Refunding Revenue Bonds, Series D 5.00%, 11/15/23	774,662
2,225,000	Metropolitan Transportation Authority Current Refunding Revenue Bonds, Series D 5.00%, 11/15/28	2,450,192

136

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2019

Principal Amount		Value
New York (continued)
$1,500,000	Metropolitan Transportation Authority Current Refunding Revenue Bonds, Series F 5.00%, 11/15/30	$1,649,700
1,000,000	Metropolitan Transportation Authority Current Refunding Revenue Bonds, Sub-Series C-1 5.00%, 11/15/27	1,194,360
370,000	Metropolitan Transportation Authority Green Bond Refunding Revenue Bonds 5.00%, 11/15/26	454,482
3,500,000	Metropolitan Transportation Authority Green Bond Refunding Revenue Bonds 5.00%, 11/15/48(b)	4,086,250
150,000	Metropolitan Transportation Authority Green Bond Refunding Revenue Bonds, Series A2 5.00%, 11/15/25	180,471
2,570,000	Metropolitan Transportation Authority Green Bond Revenue Bonds 5.00%, 11/15/23	2,956,477
250,000	Metropolitan Transportation Authority Green Bond Revenue Bonds 5.00%, 11/15/27	316,710
3,000,000	Metropolitan Transportation Authority Green Bond Revenue Bonds 5.00%, 11/15/28	3,807,930
250,000	Metropolitan Transportation Authority Green Bond Revenue Bonds, Series C-1 5.00%, 11/15/23	285,790
375,000	Metropolitan Transportation Authority Green Bond Revenue Bonds, Sub-Series B-2 5.00%, 11/15/26	464,850
150,000	Metropolitan Transportation Authority Prerefunded Transit Improvements Revenue Bonds, Series C 5.00%, 11/15/25(c)	178,958
1,600,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series A 5.00%, 11/15/25	1,782,272
2,500,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series A 5.00%, 11/15/29	2,776,900
Principal Amount		Value
New York (continued)
$525,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series A-2 5.00%, 11/15/48(b)	$580,997
2,500,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series B-1 5.00%, 11/15/29(a)	2,865,300
100,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series D-1 5.00%, 11/01/23(a)	110,503
8,000,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series D-1 5.00%, 11/01/27(a)	8,807,840
150,000	Metropolitan Transportation Authority Transit Improvements Revenue Bonds, Series B 5.00%, 11/15/20	155,678
100,000	Metropolitan Transportation Authority Transit Improvements Revenue Bonds, Series C 5.00%, 11/15/22	111,043
150,000	Metropolitan Transportation Authority Transit Improvements Revenue Bonds, Sub-Series A-1 5.00%, 11/15/25	178,046
375,000	Metropolitan Transportation Authority Transportation Green Bond Advance Refunding Revenue Bonds 5.00%, 11/15/22	416,415
600,000	Metropolitan Transportation Authority Transportation Green Bond Advance Refunding Revenue Bonds 5.00%, 11/15/23	685,896
100,000	Metropolitan Transportation Authority Transportation Green Bond Advance Refunding Revenue Bonds 5.00%, 11/15/26	122,833
100,000	Monroe County Industrial Development Agency School Improvements Revenue Bonds, (State Aid Withholding) 5.00%, 05/01/24	116,843
300,000	Nassau County Sewer & Storm Water Finance Authority Refunding Revenue Bonds, Series A 5.00%, 10/01/24	357,108

137

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2019

Principal Amount		Value
New York (continued)
$2,500,000	New York City Housing Development Corp. Multi-Family Housing Revenue Bonds 1.75%, 05/01/59(b)	$2,508,975
2,000,000	New York City Housing Development Corp. Multi-Family Housing Revenue Bonds, Series G 2.00%, 11/01/57(b)	2,008,800
3,000,000	New York City Housing Development Corp. Multi-Family Housing Revenue Bonds, Series L 2.75%, 05/01/50(b)	3,117,510
250,000	New York City Transitional Finance Authority Building Aid Revenue Advance Refunding Revenue Bonds, Series S-1, (State Aid Withholding) 5.00%, 07/15/23	284,415
100,000	New York City Transitional Finance Authority Building Aid Revenue Advance Refunding Revenue Bonds, Series S-1, (State Aid Withholding) 5.00%, 07/15/25	120,403
1,035,000	New York City Transitional Finance Authority Building Aid Revenue Advance Refunding Revenue Bonds, Series S-1, (State Aid Withholding) 5.00%, 07/15/26	1,274,447
300,000	New York City Transitional Finance Authority Building Aid Revenue Public Improvements Revenue Bonds, Series S, (State Aid Withholding) 5.00%, 07/15/23	341,298
100,000	New York City Transitional Finance Authority Building Aid Revenue Public Improvements Revenue Bonds, Series S, (State Aid Withholding) 5.00%, 07/15/24	117,217
2,000,000	New York City Transitional Finance Authority Building Aid Revenue Public Improvements Revenue Bonds, Series S-1, (State Aid Withholding) 5.00%, 07/15/21	2,135,320

Principal Amount		Value
New York (continued)
$150,000	New York City Transitional Finance Authority Building Aid Revenue Public Improvements Revenue Bonds, Series S-1, (State Aid Withholding) 5.00%, 07/15/25	$178,163
125,000	New York City Transitional Finance Authority Building Aid Revenue Public Improvements Revenue Bonds, Series S-1, (State Aid Withholding) 5.00%, 07/15/26	152,158
8,000,000	New York City Transitional Finance Authority Building Aid Revenue Public Improvements Revenue Bonds, Series S-1, (State Aid Withholding) 5.00%, 07/15/28	8,798,720
1,075,000	New York City Transitional Finance Authority Building Aid Revenue Refunding Revenue Bonds, Sub-Series S-2A, (State Aid Withholding) 5.00%, 07/15/25	1,294,332
125,000	New York City Transitional Finance Authority Building Aid Revenue Refunding Revenue Bonds, Sub-Series S-3A, (State Aid Withholding) 5.00%, 07/15/23	142,208
250,000	New York City Transitional Finance Authority Building Aid Revenue Refunding Revenue Bonds, Sub-Series S-3A, (State Aid Withholding) 5.00%, 07/15/24	293,043
100,000	New York City Transitional Finance Authority Building Aid Revenue Refunding Revenue Bonds, Sub-Series S-4A, (State Aid Withholding) 5.00%, 07/15/23	113,765
525,000	New York City Transitional Finance Authority Building Aid Revenue Refunding Revenue Bonds, Sub-Series S-4A, (State Aid Withholding) 5.00%, 07/15/24	615,389
2,000,000	New York City Transitional Finance Authority Building Aid Revenue Refunding Revenue Bonds, Sub-Series S-4A, (State Aid Withholding) 5.00%, 07/15/25	2,408,060

138

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2019

Principal Amount		Value
New York (continued)
$150,000	New York City Transitional Finance Authority Building Aid Revenue Refunding Revenue Bonds, Sub-Series S-4A, (State Aid Withholding) 5.00%, 07/15/27	$188,469
1,000,000	New York City Transitional Finance Authority Building Aid Revenue School Improvements Revenue Bonds, Series- S1, (State Aid Withholding) 5.00%, 07/15/22	1,101,840
330,000	New York City Transitional Finance Authority Building Aid Revenue Unrefunded Advance Refunding Revenue Bonds, Series S-1, (State Aid Withholding) 5.00%, 07/15/22	363,607
100,000	New York City Transitional Finance Authority Future Tax Secured Advance Refunding Revenue Bonds, Series C 5.00%, 11/01/19	99,999
475,000	New York City Transitional Finance Authority Future Tax Secured Advance Refunding Revenue Bonds, Series C 5.00%, 11/01/23	546,583
250,000	New York City Transitional Finance Authority Future Tax Secured Advance Refunding Revenue Bonds, Series C 5.00%, 11/01/24	296,473
100,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds 5.00%, 08/01/23	114,159
4,375,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds 5.00%, 08/01/24	5,150,119
3,000,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds 5.00%, 02/01/30	3,682,110
1,000,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds, Series A-1 5.00%, 08/01/21	1,066,720
Principal Amount		Value
New York (continued)
$225,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds, Sub-Series B-1 5.00%, 08/01/26	$278,757
300,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds, Sub-Series E-1 5.00%, 02/01/22	325,743
150,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds, Sub-Series F-1 5.00%, 05/01/23	169,872
200,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds, Sub-Series FI 5.00%, 08/01/25	234,224
190,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds, Sub-Series FI 5.00%, 08/01/29	221,190
2,650,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds, Sub-Series I 5.00%, 05/01/26	2,991,347
100,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Unrefunded Revenue Bonds 5.00%, 11/01/25	116,271
150,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series B 5.00%, 11/01/21	161,432
5,000,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series C 5.00%, 11/01/23	5,753,500
400,000	New York City Transitional Finance Authority Public Improvements Revenue Bonds 5.00%, 11/01/22	445,380
600,000	New York City Transitional Finance Authority Public Improvements Revenue Bonds, Series C-1 5.00%, 05/01/23	679,488

139

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2019

Principal Amount		Value
New York (continued)
$300,000	New York City Transitional Finance Authority Public Improvements Revenue Bonds, Series C- 1 5.00%, 05/01/24	$350,529
350,000	New York City Transitional Finance Authority Public Improvements Revenue Bonds, Sub-Series B-1 5.00%, 08/01/23	399,560
200,000	New York City Water & Sewer System Current Refunding Revenue 5.00%, 06/15/24	234,934
1,825,000	New York City Water & Sewer System Current Refunding Revenue Bonds, Series AA 5.00%, 06/15/26	2,262,124
7,500,000	New York City Water & Sewer System Refunding Revenue Bonds 5.00%, 06/15/28	8,990,775
2,000,000	New York City Water & Sewer System Refunding Revenue Bonds, Series DD-2 5.00%, 06/15/25	2,310,080
150,000	New York City Water & Sewer System Refunding Revenue Bonds, Series FF 5.00%, 06/15/25	181,269
125,000	New York City Water & Sewer System Refunding Revenue Bonds, Series GG 5.00%, 06/15/25	151,058
2,000,000	New York City Water & Sewer System Refunding Revenue Bonds, Series GG 5.00%, 06/15/27	2,406,320
1,040,000	New York City Water & Sewer System Refunding Revenue Bonds, Series HH 5.00%, 06/15/31	1,100,642
450,000	New York City Water & Sewer System Refunding Revenue Bonds, Sub-Series BB-2 5.00%, 06/15/29	563,675
4,750,000	New York City Water & Sewer System Water Utility Improvements Revenue Bonds, Series BB-2 5.00%, 06/15/25	5,486,440
390,000	New York State Dormitory Authority Advance Refunding Revenue Bonds 5.00%, 07/01/23	443,738
Principal Amount		Value
New York (continued)
$255,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series A 5.00%, 03/15/22	$278,044
150,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series A 5.00%, 07/01/22	165,143
625,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series A 5.00%, 02/15/23	702,531
500,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series A 5.00%, 07/01/24	588,625
6,170,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series A 5.00%, 02/15/25	7,361,304
1,000,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series A 5.00%, 07/01/26	1,244,460
360,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series A 5.00%, 02/15/28	446,353
4,715,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series A 5.00%, 02/15/29	5,821,422
1,600,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series A 5.00%, 07/01/29	1,899,584
100,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series D 5.00%, 02/15/24	116,009
1,300,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series D 5.00%, 02/15/26	1,591,564
6,775,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series D 5.00%, 02/15/27	8,350,797
600,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series D 5.00%, 02/15/28	736,704
525,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series E 5.00%, 03/15/24	610,591

140

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2019

Principal Amount		Value
New York (continued)
$100,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series E 5.00%, 03/15/25	$119,589
650,000	New York State Dormitory Authority Green Bond Revenue Bonds 5.00%, 07/01/24	765,213
100,000	New York State Dormitory Authority Master BOCES Program Advance Refunding Revenue Bonds, (State Appropriation) 5.00%, 08/15/27	127,197
650,000	New York State Dormitory Authority Public Improvement Revenue Bonds, Series B 5.00%, 02/15/23	730,633
3,765,000	New York State Dormitory Authority Public Improvement Revenue Bonds, Series E 5.00%, 02/15/26	4,468,151
1,455,000	New York State Dormitory Authority Public Improvement Revenue Bonds, Series E 5.00%, 02/15/30	1,707,050
125,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series 2015B-A 5.00%, 03/15/24	145,495
150,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series 2015B-B 5.00%, 03/15/26	181,410
10,335,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series 2015B-B 5.00%, 03/15/29	12,389,391
675,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series A 5.00%, 03/15/23	761,508
2,100,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series A 5.00%, 03/15/24	2,444,316
100,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series A 5.00%, 03/15/26	122,811
Principal Amount		Value
New York (continued)
$230,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series A 5.00%, 03/15/27	$284,045
350,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series B 5.00%, 02/15/25	417,578
100,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series B 5.00%, 02/15/26	122,427
125,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series B 5.00%, 02/15/27	156,530
5,000,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series B 5.00%, 02/15/28	5,899,550
100,000	New York State Dormitory Authority Refunding Revenue Bonds, Series 1, (State Aid Withholding) 5.00%, 01/15/23	112,063
200,000	New York State Dormitory Authority Refunding Revenue Bonds, Series 1, (State Aid Withholding) 5.00%, 01/15/25	237,818
3,275,000	New York State Dormitory Authority Refunding Revenue Bonds, Series 1, (State Aid Withholding) 5.00%, 01/15/27	4,090,148
125,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A 5.00%, 12/15/22	139,744
3,000,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A 5.00%, 07/01/24	3,400,680
150,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A 5.00%, 12/15/24	167,543
1,025,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A 5.00%, 02/15/26	1,185,320

141

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2019

Principal Amount		Value
New York (continued)
$1,600,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A 5.00%, 07/01/26	$1,808,176
5,500,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A 5.00%, 07/01/29	6,539,665
4,765,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A 5.00%, 12/15/29	5,300,586
350,000	New York State Dormitory Authority Refunding Revenue Bonds, Series C 5.00%, 03/15/25	406,231
400,000	New York State Dormitory Authority Refunding Revenue Bonds, Series E 5.00%, 02/15/24	464,040
3,000,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series A 5.00%, 03/15/28	3,841,290
350,000	New York State Dormitory Authority School Improvements Bidding Group 1 Revenue Bonds, Series C 5.00%, 03/15/23	394,856
7,295,000	New York State Dormitory Authority School Improvements Bidding Group 2 Revenue Bonds, Series C 5.00%, 03/15/25	8,732,480
625,000	New York State Dormitory Authority School Improvements Bidding Group 2 Unrefunded Refunding Revenue Bonds 5.00%, 03/15/24	727,475
125,000	New York State Dormitory Authority School Improvements Group 1 Revenue Bonds, Series A 5.00%, 03/15/24	145,495
8,770,000	New York State Dormitory Authority School Improvements Group 1 Revenue Bonds, Series A 5.00%, 03/15/25	10,488,043
3,000,000	New York State Dormitory Authority School Improvements Group 1 Revenue Bonds, Series A 5.00%, 03/15/27	3,763,800
Principal Amount		Value
New York (continued)
$125,000	New York State Dormitory Authority School Improvements Group 1 Revenue Bonds, Series A 5.00%, 03/15/27	$157,025
100,000	New York State Dormitory Authority School Improvements Group 1 Revenue Bonds, Series E 5.00%, 03/15/23	112,815
2,500,000	New York State Dormitory Authority School Improvements Income Tax Revenue Bonds, Series A 5.00%, 02/15/28	3,069,600
9,420,000	New York State Dormitory Authority School Improvements Revenue Bonds, Series A 5.00%, 03/15/23	10,617,282
1,305,000	New York State Dormitory Authority School Improvements Revenue Bonds, Series A 5.00%, 03/15/24	1,517,754
425,000	New York State Dormitory Authority School Improvements Revenue Bonds, Series A 5.00%, 02/15/26	520,319
355,000	New York State Dormitory Authority Third Generation Resolution State Universal Refunding Revenue Bonds 5.00%, 05/15/24	388,892
150,000	New York State Dormitory Authority University and College Improvements Revenue Bonds, Series A 5.00%, 07/01/22	165,350
140,000	New York State Dormitory Authority University and College Improvements Revenue Bonds, Series A 5.00%, 07/01/24	164,605
2,525,000	New York State Dormitory Authority University and College Improvements Revenue Bonds, Series A 5.00%, 07/01/25	3,056,740
100,000	New York State Dormitory Authority University and College Improvements Revenue Bonds, Series A 5.00%, 07/01/25	121,059

142

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2019

Principal Amount		Value
New York (continued)
$1,025,000	New York State Dormitory Authority University and College Improvements Revenue Bonds, Series A 5.00%, 03/15/26	$1,189,205
1,750,000	New York State Dormitory Authority University and College Improvements Revenue Bonds, Series A 5.00%, 07/01/26	2,174,008
200,000	New York State Dormitory Authority University of New York Dormitory Facilities Student Housing Revenue Bonds, Series A 5.00%, 07/01/22	220,244
145,000	New York State Dormitory Authority Unrefunded Refunding Revenue Bonds 5.00%, 07/01/21	148,698
150,000	New York State Dormitory Authority Unrefunded Refunding Revenue Bonds 5.00%, 08/15/23	154,640
100,000	New York State Environmental Facilities Corp. Green Bond Revenue Bonds 5.00%, 03/15/23	112,883
100,000	New York State Environmental Facilities Corp. Green Bond Revenue Bonds, Series C 5.00%, 02/15/27	125,440
175,000	New York State Environmental Facilities Corp. Refunding Revenue Bonds 5.00%, 06/15/22	192,666
100,000	New York State Environmental Facilities Corp. Refunding Revenue Bonds 5.00%, 06/15/22	110,095
475,000	New York State Environmental Facilities Corp. Refunding Revenue Bonds 5.00%, 06/15/27	538,783
6,250,000	New York State Environmental Facilities Corp. Refunding Revenue Bonds 5.00%, 06/15/28	7,289,563
100,000	New York State Environmental Facilities Corp. Refunding Revenue Bonds, Series A 5.00%, 06/15/22	110,095
275,000	New York State Environmental Facilities Corp. Refunding Revenue Bonds, Series A 5.00%, 06/15/24	322,900
Principal Amount		Value
New York (continued)
$125,000	New York State Environmental Facilities Corp. Refunding Revenue Bonds, Sub-Series A 5.00%, 06/15/21	$132,838
1,485,000	New York State Environmental Facilities Corp. Refunding Revenue Bonds, Sub-Series A 5.00%, 06/15/24	1,632,490
3,000,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds 5.00%, 06/15/23	3,414,270
985,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds 5.00%, 06/15/24	1,156,567
550,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds 5.00%, 06/15/24	645,799
4,240,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds 5.00%, 06/15/27	5,358,978
100,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, Subordinated SRF Bonds 5.00%, 06/15/23	113,809
605,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, Subordinated SRF Bonds 5.00%, 06/15/24	710,379
100,000	New York State Housing Finance Agency Refunding Revenue Bonds, Series A 5.00%, 09/15/20	103,449
100,000	New York State Thruway Authority Advance Refunding Revenue Bonds, Series A 5.00%, 03/15/22	109,111
375,000	New York State Thruway Authority Current Refunding Revenue Bonds, Series L 5.00%, 01/01/26	455,696
150,000	New York State Thruway Authority Highway & Bridge Trust Fund Refunding Revenue Bonds, Series A 5.00%, 04/01/23	163,875

143

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2019

Principal Amount		Value
New York (continued)
$150,000	New York State Thruway Authority Highway & Bridge Trust Fund Refunding Revenue Bonds, Series A-1 5.00%, 04/01/20	$152,351
895,000	New York State Thruway Authority Refunding Revenue Bonds, Series I 5.00%, 01/01/28(c)	970,842
2,000,000	New York State Thruway Authority Refunding Revenue Bonds, Series J 5.00%, 01/01/27	2,299,180
375,000	New York State Thruway Authority Refunding Revenue Bonds, Series K 5.00%, 01/01/24	431,753
300,000	New York State Thruway Authority Refunding Revenue Bonds, Series K 5.00%, 01/01/26	355,749
250,000	New York State Thruway Authority Refunding Revenue Bonds, Series L 5.00%, 01/01/23	279,310
125,000	New York State Thruway Authority Refunding Revenue Bonds, Series L 5.00%, 01/01/24	143,918
200,000	New York State Thruway Authority Refunding Revenue Bonds, Series L 5.00%, 01/01/25	236,896
100,000	New York State Thruway Authority Refunding Revenue Bonds, Series L 5.00%, 01/01/27	124,240
300,000	New York State Urban Development Corp Advance Refunding Revenue Bonds, Series A 5.00%, 03/15/24	349,050
425,000	New York State Urban Development Corp. Personal Income Tax Advance Refunding Revenue Bonds, Series A 5.00%, 03/15/22	463,514
100,000	New York State Urban Development Corp. Personal Income Tax Advance Refunding Revenue Bonds, Series A 5.00%, 03/15/23	112,745
Principal Amount		Value
New York (continued)
$1,050,000	New York State Urban Development Corp. Personal Income Tax Advance Refunding Revenue Bonds, Series A 5.00%, 03/15/26	$1,288,077
1,920,000	New York State Urban Development Corp. Personal Income Tax Advance Refunding Revenue Bonds, Series A 5.00%, 03/15/28	2,335,181
200,000	New York State Urban Development Corp. Personal Income Tax Economic Improvements Revenue Bonds, Series C 5.00%, 03/15/23	225,490
225,000	New York State Urban Development Corp. Personal Income Tax Refunding Revenue Bonds, Series A 5.00%, 03/15/24	261,788
500,000	New York State Urban Development Corp. Public Improvement Revenue Bonds, Series A-1 5.00%, 03/15/22	545,310
150,000	New York State Urban Development Corp. State Personal Income Tax Advance Refunding Revenue Bonds 5.00%, 03/15/22	163,593
200,000	New York State Urban Development Corp. State Personal Income Tax Advance Refunding Revenue Bonds 5.00%, 03/15/24	232,700
15,000,000	New York State Urban Development Corp. State Personal Income Tax Advance Refunding Revenue Bonds 5.00%, 03/15/26	17,354,550
100,000	New York State Urban Development Corp. State Personal Income Tax Advance Refunding Revenue Bonds 5.00%, 03/15/26	122,673
100,000	New York State Urban Development Corp. State Personal Income Tax Advance Refunding Revenue Bonds 5.00%, 03/15/27	125,460

144

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2019

Principal Amount		Value
New York (continued)
$150,000	New York State Urban Development Corp. State Personal Income Tax Public Improvements Revenue Bonds, Series A 5.00%, 03/15/23	$157,823
400,000	New York State Urban Development Corp. State Personal Income Tax Public Improvements Revenue Bonds, Series A 4.00%, 03/15/24	415,684
175,000	New York State Urban Development Corp. State Personal Income Tax Public Improvements Revenue Bonds, Series E 5.00%, 03/15/23	197,304
5,000,000	New York State Urban Development Corp. State Personal Income Tax Public Improvements Revenue Bonds, Series E 5.00%, 03/15/26	5,621,250
3,000,000	New York State Urban Development Corp. State Personal Income Tax Public Improvements Revenue Bonds, Series E 5.00%, 03/15/28	3,362,190
2,000,000	New York State Urban Development Corp. State Personal Income Tax Public Improvements Revenue Bonds, Series E 5.00%, 03/15/29	2,239,360
1,190,000	Port Authority of New York & New Jersey Consolidated Revenue Bonds 5.00%, 09/01/25	1,442,161
2,085,000	Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 189 5.00%, 05/01/26	2,497,434
175,000	Port Authority of New York & New Jersey Consolidated Revenue Bonds 5.00%, 12/15/26	204,451
2,250,000	Port Authority of New York & New Jersey Consolidated Revenue Bonds 5.00%, 09/01/34	2,600,213
100,000	Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 175 5.00%, 12/01/22	111,747
Principal Amount		Value
New York (continued)
$150,000	Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 189 5.00%, 05/01/24	$175,121
375,000	Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 189 5.00%, 05/01/25	450,720
125,000	Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 205 5.00%, 11/15/22	139,479
2,885,000	Port Authority of New York & New Jersey Refunding Revenue Bonds, Series 179 5.00%, 12/01/25	3,325,828
800,000	Port Authority of New York & New Jersey Refunding Revenue Bonds, Series 179 5.00%, 12/01/27	920,176
5,000,000	Port Authority of New York & New Jersey Refunding Revenue Bonds, Series 179 5.00%, 12/01/28	5,751,100
300,000	Port Authority of New York & New Jersey Revenue Bonds, Two Hundred Ninth Series 5.00%, 07/15/22	331,050
100,000	Port Authority of New York & New Jersey Revenue Bonds, Two Hundred Ninth Series 5.00%, 07/15/23	113,959
325,000	Port Authority of New York & New Jersey Revenue Bonds, Two Hundred Ninth Series 5.00%, 07/15/24	381,752
300,000	Sales Tax Asset Receivable Corp. Refunding Revenue Bonds, Series A 4.00%, 10/15/22	326,151
650,000	Sales Tax Asset Receivable Corp. Refunding Revenue Bonds, Series A 5.00%, 10/15/22	725,491
125,000	Sales Tax Asset Receivable Corp. Refunding Revenue Bonds, Series A 5.00%, 10/15/23	144,264
475,000	Sales Tax Asset Receivable Corp. Refunding Revenue Bonds, Series A 5.00%, 10/15/24	565,336
5,150,000	Sales Tax Asset Receivable Corp. Refunding Revenue Bonds, Series A 5.00%, 10/15/30	6,053,259

145

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2019

Principal Amount		Value
New York (continued)
$425,000	State of New York Green GO, Series A 5.00%, 02/15/22	$463,089
100,000	State of New York Green GO, Series A 5.00%, 02/15/26	123,153
250,000	State of New York Public Improvements GO, Series A 5.00%, 03/01/24	281,325
400,000	Syracuse Industrial Development Agency Syracuse City School Improvements Revenue Bonds, Series A, (State Aid Withholding) 4.00%, 05/01/22	429,772
150,000	Syracuse Industrial Development Agency Syracuse City School Improvements Revenue Bonds, Series A, (State Aid Withholding) 5.00%, 05/01/23	158,463
500,000	Syracuse Industrial Development Agency Syracuse City School Improvements Revenue Bonds, Series A, (State Aid Withholding) 5.00%, 05/01/26	623,255
375,000	Triborough Bridge & Tunnel Authority Advance Refunding Revenue Bonds, Series A 5.00%, 11/15/24	445,819
3,715,000	Triborough Bridge & Tunnel Authority Current Refunding Revenue Bonds, Sub-Series A 5.00%, 11/15/25	4,202,780
475,000	Triborough Bridge & Tunnel Authority Current Refunding Revenue Bonds, Sub-Series A 5.00%, 11/15/26	537,016
1,050,000	Triborough Bridge & Tunnel Authority Current Refunding Revenue Bonds, Sub-Series A 5.00%, 11/15/27	1,185,534
1,575,000	Triborough Bridge & Tunnel Authority Current Refunding Revenue Bonds, Sub-Series A 5.00%, 11/15/29	1,773,072
100,000	Triborough Bridge & Tunnel Authority Highway Improvements Revenue Bonds, Series A 5.00%, 11/15/25	122,251
Principal Amount		Value
New York (continued)
$265,000	Triborough Bridge & Tunnel Authority Highway Improvements Revenue Bonds, Series B 5.00%, 11/15/23	$305,640
435,000	Triborough Bridge & Tunnel Authority Highway Improvements Revenue Bonds, Series B 5.00%, 11/15/27	526,781
6,340,000	Triborough Bridge & Tunnel Authority Highway Improvements Revenue Bonds, Series C 5.00%, 11/15/29	7,165,405
1,500,000	Triborough Bridge & Tunnel Authority Highway Improvements Revenue Bonds, Series C 5.00%, 11/15/30	1,693,620
250,000	Triborough Bridge & Tunnel Authority MTA Bridges & Tunnels Advance Refunding Revenue Bonds 5.00%, 11/15/23	288,340
125,000	Triborough Bridge & Tunnel Authority Prerefunded Highway Improvements Revenue Bonds, Series A 5.00%, 11/15/25(c)	150,939
250,000	Triborough Bridge & Tunnel Authority Prerefunded Highway Improvements Revenue Bonds, Series C 5.00%, 11/15/27(c)	284,790
175,000	Triborough Bridge & Tunnel Authority Refunding Revenue Bonds, Series B 5.00%, 11/15/19	175,212
150,000	Triborough Bridge & Tunnel Authority Refunding Revenue Bonds, Series B 5.00%, 11/15/20	156,137
1,000,000	Triborough Bridge & Tunnel Authority Refunding Revenue Bonds, Series B 5.00%, 11/15/22	1,116,460
150,000	Triborough Bridge & Tunnel Authority Refunding Revenue Bonds, Series B 5.00%, 11/15/24	178,328
100,000	Triborough Bridge & Tunnel Authority Refunding Revenue Bonds, Series B 5.00%, 11/15/24	111,583

146

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2019

Principal Amount		Value
New York (continued)
$1,750,000	Utility Debt Securitization Authority Refunding Revenue Bonds 5.00%, 06/15/25	$1,986,985
100,000	Utility Debt Securitization Authority Refunding Revenue Bonds 5.00%, 12/15/26	118,573
1,500,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series A 5.00%, 06/15/26	1,753,170
1,080,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series E 5.00%, 12/15/28	1,244,160
8,720,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series E 5.00%, 12/15/29	10,041,603
2,750,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series E 5.00%, 12/15/30	3,163,215
Total Municipal Bonds (Cost $464,277,053)		474,644,498

Shares
INVESTMENT COMPANY — 3.8%
18,734,676	SEI Daily Income Trust Government II Fund, Class A, 1.68%(d)	18,734,676

Shares	Value
Total Investment Company (Cost $18,734,676)	$18,734,676

TOTAL INVESTMENTS — 98.9% (Cost $483,011,729)	$493,379,174
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.1%	5,472,839
NET ASSETS — 100.0%	$498,852,013

(a)	These securities are subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at the stated maturity date.
(b)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of October 31, 2019.
(c)	These securities are pre-refunded; the date shown represents the pre-refunded date. Bonds which are pre-refunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(d)	The rate shown represents the current yield as of October 31, 2019.

The following abbreviation is used in the report:

GO — General Obligations.

147

Old Westbury Funds, Inc.
Statements of Assets and Liabilities
October 31, 2019

		LARGE CAP	ALL CAP	SMALL & MID CAP
	ALL CAP CORE	STRATEGIES	ESG	STRATEGIES
	FUND	FUND	FUND	FUND
ASSETS:
Investments, at fair value	$1,768,635,557	$16,963,052,456	$38,475,609	$6,242,973,957
Foreign currency, at value (Cost $0, $0, $0 and $3,763,091, respectively)	—	—	—	3,769,422
Cash	3	1,813,500	—	27,248,117
Dividends and interest receivable	739,170	27,300,473	123,338	6,997,405
Receivable for Fund shares sold	637,044	5,165,391	—	7,593,663
Receivable for investments sold	11,649,267	58,184,129	—	666,074
Prepaid expenses	18,593	67,085	13,048	32,793
Total Assets	1,781,679,634	17,055,583,034	38,611,995	6,289,281,431
LIABILITIES:
Payable for Fund shares redeemed	155,372	3,231,509	—	1,183,089
Payable for investments purchased	13,746,333	31,874,259	—	3,625,046
Deferred tax liability (Note 9)	—	2,601,509	—	—
Accrued expenses and other payables:
Investment advisory	1,027,152	11,515,514	8,591	4,215,744
Administration	68,130	634,271	3,519	233,825
Shareholder servicing fee	296,447	2,839,067	6,350	1,041,991
Custody	23,343	363,163	1,141	181,863
Directors	12,071	115,384	257	42,389
Legal and audit	49,682	381,954	16,146	172,661
Other	14,094	147,089	1,222	143,770
Total Liabilities	15,392,624	53,703,719	37,226	10,840,378
NET ASSETS	$1,766,287,010	$17,001,879,315	$38,574,769	$6,278,441,053
NET ASSETS consist of:
Capital paid-in	$1,152,207,870	$12,623,797,450	$37,111,596	$5,125,614,356
Total distributable earnings/(accumulated gain)	614,079,140	4,378,081,865	1,463,173	1,152,826,697
NET ASSETS	$1,766,287,010	$17,001,879,315	$38,574,769	$6,278,441,053
Net Asset Value, maximum offering price and redemption price per share	$18.84	$14.99	$10.39	$15.39
Number of shares authorized	2,500,000,000	3,000,000,000	3,500,000,000	3,500,000,000
SHARES OF CAPITAL STOCK OUTSTANDING	93,765,549	1,134,077,495	3,712,708	408,028,955
INVESTMENTS, AT COST	$1,309,795,094	$13,384,635,485	$36,390,414	$5,347,086,692

See Notes to Financial Statements.

148

Old Westbury Funds, Inc.
Statements of Assets and Liabilities - (Continued)
October 31, 2019

MULTI-ASSET
OPPORTUNITIES
FUND(a)
ASSETS:
Investments, at fair value	$4,995,132,717
Foreign currency, at value (Cost $282,590,704)	283,554,278
Segregated cash for futures contracts (Note 6)	4,782,437
Due from broker for collateral	4,675,000
Structured option contracts, at value (Premium paid $136,903,446)	127,318,420
Dividends and interest receivable	6,934,136
Receivable for Fund shares sold	2,368,090
Receivable for investments sold	33,068,894
Unrealized appreciation on swap contracts	44,840,639
Unrealized appreciation on forward foreign currency exchange contracts	1,513,605
Variation margin	333,500
Prepaid expenses	29,965
Total Assets	5,504,551,681
LIABILITIES:
Payable to brokers for collateral	65,700,000
Written option contracts, at value (Premium received $1,085,641)	1,800,000
Structured option contracts, at value (Premium received $107,793,543)	79,254,338
Payable to Custodian	92,405
Payable for Fund shares redeemed	1,265,365
Payable for investments purchased	13,022,291
Unrealized depreciation on swap contracts	29,423,763
Unrealized depreciation on forward foreign currency exchange contracts	1,282,205
Accrued expenses and other payables:
Investment advisory	4,041,809
Administration	205,141
Shareholder servicing fee	892,118
Custody	14,773
Directors	36,157
Legal and Audit	383,281
Other	53,772
Total Liabilities	197,467,418
NET ASSETS	$5,307,084,263
NET ASSETS consist of:
Capital paid-in	$5,150,488,169
Total distributable earnings/(accumulated gain)	156,596,094
NET ASSETS	$5,307,084,263
Net Asset Value, maximum offering price and redemption price per share	$7.59
Number of shares authorized	3,500,000,000
SHARES OF CAPITAL STOCK OUTSTANDING	699,455,665
INVESTMENTS, AT COST	$5,052,218,373

(a)	Consolidated Statement of Assets and Liabilities.

See Notes to Financial Statements.

149

Old Westbury Funds, Inc.
Statements of Assets and Liabilities - (Continued)
October 31, 2019

			CALIFORNIA	NEW YORK
	FIXED	MUNICIPAL	MUNICIPAL	MUNICIPAL
	INCOME	BOND	BOND	BOND
	FUND	FUND	FUND	FUND
ASSETS:
Investments, at fair value	$1,485,630,155	$3,655,234,397	$337,510,624	$493,379,174
Cash	1	—	—	—
Dividends and interest receivable	9,271,507	40,352,675	3,757,114	5,702,626
Receivable for Fund shares sold	113,982	5,085,767	2,052,000	25,500
Prepaid expenses	17,808	24,866	14,016	14,528
Total Assets	1,495,033,453	3,700,697,705	343,333,754	499,121,828
LIABILITIES:
Payable for Fund shares redeemed	1,423,797	222,265	5,250	14,000
Payable for investments purchased	—	39,714,765	3,602,250	—
Accrued expenses and other payables:
Investment advisory	347,884	866,280	54,553	89,365
Administration	57,801	138,437	14,575	20,489
Shareholder servicing fee	253,085	619,608	56,602	83,485
Custody	18,982	46,470	4,245	6,261
Directors	10,214	24,953	2,258	3,312
Legal and Audit	46,688	85,716	15,934	19,224
Other	57,473	135,233	17,653	33,679
Total Liabilities	2,215,924	41,853,727	3,773,320	269,815
NET ASSETS	$1,492,817,529	$3,658,843,978	$339,560,434	$498,852,013
NET ASSETS consist of:
Capital paid-in	$1,461,789,366	$3,574,103,755	$331,620,700	$486,564,995
Total distributable earnings/(accumulated gain)	31,028,163	84,740,223	7,939,734	12,287,018
NET ASSETS	$1,492,817,529	$3,658,843,978	$339,560,434	$498,852,013
Net Asset Value, maximum offering price and redemption price per share	$11.43	$12.26	$10.37	$10.42
Number of shares authorized	2,000,000,000	2,000,000,000	2,000,000,000	2,000,000,000
SHARES OF CAPITAL STOCK OUTSTANDING	130,627,581	298,526,362	32,744,715	47,889,748
INVESTMENTS, AT COST	$1,447,235,128	$3,567,629,226	$330,619,913	$483,011,729

See Notes to Financial Statements.

150

Old Westbury Funds, Inc.
Statements of Operations
For the Year Ended October 31, 2019

		LARGE CAP		SMALL & MID CAP
	ALL CAP CORE	STRATEGIES	ALL CAP	STRATEGIES
	FUND	FUND	ESG FUND	FUND
INVESTMENT INCOME:
Interest	$—	$8,631,809	$—	$2,539,337
Dividends	27,479,817	340,835,137	1,221,438	103,717,083
Foreign tax withheld	(99,268)	(16,422,026)	(80,833)	(6,020,510)
Total investment income	27,380,549	333,044,920	1,140,605	100,235,910
EXPENSES:
Investment advisory fees	12,712,709	133,132,100	258,005	50,383,859
Shareholder servicing fees	3,680,833	32,814,275	68,801	11,855,026
Administration and Accounting fees	852,293	7,399,451	40,164	2,688,351
Custodian fees	318,788	4,835,563	13,753	1,898,703
Directors fees and expenses	56,014	497,164	1,021	177,108
Insurance premiums	23,923	78,055	17,301	40,238
Legal and Audit fees	70,020	516,695	25,175	213,773
Printing and postage fees	20,295	128,105	8,363	67,264
Registration fees	34,366	71,663	23,611	63,066
Transfer agent fees	182,895	1,522,230	15,089	559,138
Offering expenses	—	—	24,421	—
Miscellaneous expenses	21,256	108,925	20,538	489,751
Total expenses	17,973,392	181,104,226	516,242	68,436,277
Expenses waived by Adviser (Note 7)	—	—	(172,236)	(2,640,885)
Net expenses	17,973,392	181,104,226	344,006	65,795,392
NET INVESTMENT INCOME	9,407,157	151,940,694	796,599	34,440,518
NET REALIZED AND CHANGE IN UNREALIZED GAIN/(LOSS) ON INVESTMENTS, FOREIGN CURRENCY TRANSACTIONS, NET OF FOREIGN TAXES:
Net realized gains/(loss) on:
Investments	162,615,768	745,954,558	(711,886)	284,466,884
Foreign capital gains tax	—	(908,977)	—	(564,643)
Foreign currency transactions	(15,992)	(4,242,622)	(18,669)	(538,186)
Net change in unrealized appreciation/ (depreciation) on:
Investments	105,646,550	1,089,004,979	3,084,807	131,577,081
Foreign currency transactions	55	(249,654)	2,186	102,395
Foreign deferred taxes on unrealized appreciation	—	(2,594,038)	—	13,718
Net realized and change in unrealized gain/(loss) on investments, foreign currency transactions, net of foreign taxes	268,246,381	1,826,964,246	2,356,438	415,057,249
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$277,653,538	$1,978,904,940	$3,153,037	$449,497,767

See Notes to Financial Statements.

151

Old Westbury Funds, Inc.
Statements of Operations - (Continued)
For the Year Ended October 31, 2019

MULTI-ASSET
OPPORTUNITIES
FUND(a)
INVESTMENT INCOME:
Interest	$189,161,934
Dividends	9,277,181
Foreign tax withheld	(142,558)
Total investment income	198,296,557
EXPENSES:
Investment advisory fees	52,488,857
Shareholder servicing fees	10,122,772
Administration and Accounting fees	2,351,170
Custodian fees	283,352
Directors fees and expenses	145,921
Insurance premiums	36,370
Legal and Audit fees	691,220
Printing and postage fees	53,316
Registration fees	38,015
Transfer agent fees	479,467
Miscellaneous expenses	146,505
Total expenses	66,836,965
Expenses waived by Adviser (Note 7)	(6,099,184)
Net expenses	60,737,781
NET INVESTMENT INCOME	137,558,776
NET REALIZED AND CHANGE IN UNREALIZED GAIN/(LOSS) ON INVESTMENTS, FUTURES CONTRACTS, SWAP AGREEMENTS, WRITTEN OPTIONS AND STRUCTURED OPTIONS, FOREIGN CURRENCY TRANSACTIONS, NET OF FOREIGN TAXES:
Net realized gain/(loss) on:
Investments	(20,635,250)
Futures contracts	30,198,086
Swap agreements	(66,981,127)
Written options and structured options	91,533,679
Forward foreign currency exchange contracts	(3,533,988)
Foreign currency transactions	(3,734,002)
Net change in unrealized appreciation/(depreciation) on:
Investments	29,159,577
Futures contracts	(3,716,581)
Swap agreements	62,291,940
Written options and structured options	24,507,420
Forward foreign currency exchange contracts	7,897,694
Foreign currency transactions	(1,057,457)
Foreign deferred taxes on unrealized depreciation	4,535
Net realized and change in unrealized gain/(loss) on investments, futures contracts, swap agreements, written options and structured options, foreign currency transactions, net of foreign taxes	145,934,526
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$283,493,302

(a)	Consolidated Statement of Operations.

See Notes to Financial Statements.

152

Old Westbury Funds, Inc.
Statements of Operations - (Continued)
For the Year Ended October 31, 2019

	FIXED INCOME FUND	MUNICIPAL BOND FUND	CALIFORNIA MUNICIPAL BOND FUND(a)	NEW YORK MUNICIPAL BOND FUND(a)
INVESTMENT INCOME:
Interest	$29,399,554	$56,444,940	$4,491,784	$6,531,107
Dividends	206,795	1,750,494	112,919	181,958
Total investment income	29,606,349	58,195,434	4,604,703	6,713,065
EXPENSES:
Investment advisory fees	4,881,760	10,775,350	1,086,626	1,515,385
Shareholder servicing fees	2,368,335	5,728,772	482,945	673,504
Administration and Accounting fees	546,939	1,287,502	129,154	171,130
Custodian fees	177,625	429,658	36,221	50,513
Directors fees and expenses	36,958	88,612	11,263	12,031
Insurance premiums	20,321	25,414	565	586
Interest expense	—	122	—	—
Legal and Audit fees	62,870	106,451	22,778	27,306
Printing and postage fees	16,102	27,343	10,573	11,111
Registration fees	72,685	130,846	34,373	42,226
Transfer agent fees	121,687	276,707	33,195	41,888
Miscellaneous expenses	29,685	92,607	30,817	33,812
Total expenses	8,334,967	18,969,384	1,878,510	2,579,492
Expenses waived by Advisor (Note 7)	(1,468,568)	(2,441,860)	(502,118)	(660,005)
Expenses waived by Shareholder Servicing Agent (Note 7)	(76,524)	(202,495)	—	—
Net expenses	6,789,875	16,325,029	1,376,392	1,919,487
NET INVESTMENT INCOME	22,816,474	41,870,405	3,228,311	4,793,578
NET REALIZED AND CHANGE IN UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain/(loss) on:
Investments	11,941,711	531,984	725,434	1,413,792
Net change in unrealized appreciation/(depreciation) on:
Investments	58,914,175	132,116,431	6,890,711	10,367,445
Net realized and change in unrealized gain/(loss) on investments	70,855,886	132,648,415	7,616,145	11,781,237
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$93,672,360	$174,518,820	$10,844,456	$16,574,815

(a)	For the period from December 4, 2018 (commencement of operations) to October 31, 2019.

See Notes to Financial Statements.

153

Old Westbury Funds, Inc.
Statements of Changes in Net Assets

	ALL CAP CORE FUND		LARGE CAP STRATEGIES FUND
	FOR THE YEAR ENDED OCTOBER 31, 2019	FOR THE YEAR ENDED OCTOBER 31, 2018	FOR THE YEAR ENDED OCTOBER 31, 2019	FOR THE YEAR ENDED OCTOBER 31, 2018
FROM OPERATIONS:
Net investment income	$9,407,157	$7,960,247	$151,940,694	$152,071,212
Net realized gain/(loss) on investments, foreign capital gains tax, foreign currency transactions	162,599,776	75,968,285	740,802,959	541,806,829
Net change in unrealized appreciation/(depreciation) on investments, foreign currency transactions, net of foreign deferred taxes	105,646,605	14,699,701	1,086,161,287	(862,059,439)
Net increase/(decrease) in net assets resulting from operations	277,653,538	98,628,233	1,978,904,940	(168,181,398)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income and net realized gain	(81,538,163)	(35,549,309)	(684,286,172)	(979,594,946)
Total distributions to shareholders	(81,538,163)	(35,549,309)	(684,286,172)	(979,594,946)
CAPITAL STOCK TRANSACTIONS (DOLLARS):
Proceeds from sale of capital stock	259,037,010	193,877,245	1,890,886,896	1,319,775,405
Reinvestment of distributions	51,355,652	20,786,526	343,901,108	578,058,719
Value of capital stock redeemed	(579,883,757)	(210,447,561)	(3,026,676,067)	(1,494,387,938)
Net increase/(decrease) in net assets resulting from capital stock transactions	(269,491,095)	4,216,210	(791,888,063)	403,446,186
Net increase/(decrease) in net assets	(73,375,720)	67,295,134	502,730,705	(744,330,158)
NET ASSETS:
Beginning of year	1,839,662,730	1,772,367,596	16,499,148,610	17,243,478,768
End of year	$1,766,287,010	$1,839,662,730	$17,001,879,315	$16,499,148,610
CAPITAL SHARE TRANSACTIONS:
Shares sold	15,277,193	11,199,372	137,451,075	89,536,508
Shares issued as reinvestment of distributions	3,227,885	1,255,225	26,211,975	40,480,302
Shares redeemed	(32,475,341)	(12,139,680)	(219,307,552)	(101,370,100)
Net increase/(decrease) in shares outstanding	(13,970,263)	314,917	(55,644,502)	28,646,710

(a)	For the period from March 1, 2018 (commencement of operations) to October 31, 2018.

See Notes to Financial Statements.

154

Old Westbury Funds, Inc.
Statements of Changes in Net Assets - (Continued)

ALL CAP ESG FUND		SMALL & MID CAP STRATEGIES FUND
FOR THE YEAR ENDED OCTOBER 31, 2019	FOR THE PERIOD ENDED OCTOBER 31, 2018(a)	FOR THE YEAR ENDED OCTOBER 31, 2019	FOR THE YEAR ENDED OCTOBER 31, 2018

$796,599	$409,949	$34,440,518	$32,139,653

(730,555)	(673,086)	283,364,055	572,161,274

3,086,993	(1,000,617)	131,693,194	(769,530,252)

3,153,037	(1,263,754)	449,497,767	(165,229,325)

(426,110)	—	(584,296,570)	(464,025,455)
(426,110)	—	(584,296,570)	(464,025,455)

5,732,538	31,299,326	1,632,309,102	597,027,116
405,455	—	314,559,459	279,211,481
(292,723)	(33,000)	(1,756,120,763)	(586,873,029)

5,845,270	31,266,326	190,747,798	289,365,568
8,572,197	30,002,572	55,948,995	(339,889,212)

30,002,572	—	6,222,492,058	6,562,381,270
$38,574,769	$30,002,572	$6,278,441,053	$6,222,492,058

582,983	3,119,548	113,658,909	34,940,278
43,785	—	24,346,707	16,749,339
(30,343)	(3,265)	(122,559,353)	(34,218,308)
596,425	3,116,283	15,446,263	17,471,309

See Notes to Financial Statements.

155

Old Westbury Funds, Inc.
Statements of Changes in Net Assets - (Continued)

	MULTI-ASSET OPPORTUNITIES FUND
	FOR THE YEAR ENDED OCTOBER 31, 2019(a)	FOR THE YEAR ENDED OCTOBER 31, 2018(a)
FROM OPERATIONS:
Net investment income	$137,558,776	$182,476,256
Net realized gain/(loss) on investments, futures contracts, swap agreements, written options and structured options, foreign currency transactions	26,847,398	170,010,626
Net change in unrealized appreciation/(depreciation) on investments, futures contracts, swap agreements, written options and structured options, foreign currency transactions, net of foreign deferred taxes	119,087,128	(419,407,529)
Net increase/(decrease) in net assets resulting from operations	283,493,302	(66,920,647)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income and net realized gain	(285,152,056)	(402,341,102)
Total distributions to shareholders	(285,152,056)	(402,341,102)
CAPITAL STOCK TRANSACTIONS (DOLLARS):
Proceeds from sale of capital stock	1,343,035,762	538,372,473
Reinvestment of distributions	116,487,339	162,502,177
Value of capital stock redeemed	(1,424,453,994)	(507,487,099)
Net increase in net assets resulting from capital stock transactions	35,069,107	193,387,551
Net increase/(decrease) in net assets	33,410,353	(275,874,198)
NET ASSETS:
Beginning of year	5,273,673,910	5,549,548,108
End of year	$5,307,084,263	$5,273,673,910
CAPITAL SHARE TRANSACTIONS:
Shares sold	185,895,030	68,091,521
Shares issued as reinvestment of distributions	17,596,275	20,806,937
Shares redeemed	(197,844,269)	(64,056,088)
Net increase in shares outstanding	5,647,036	24,842,370

(a)	Consolidated Statement of Changes in Net Assets.

See Notes to Financial Statements.

156

Old Westbury Funds, Inc.
Statements of Changes in Net Assets - (Continued)

FIXED INCOME FUND		MUNICIPAL BOND FUND
FOR THE YEAR ENDED OCTOBER 31, 2019	FOR THE YEAR ENDED OCTOBER 31, 2018	FOR THE YEAR ENDED OCTOBER 31, 2019	FOR THE YEAR ENDED OCTOBER 31, 2018

$22,816,474	$14,435,545	$41,870,405	$31,907,707

11,941,711	(7,802,111)	531,984	(6,099,436)

58,914,175	(18,998,566)	132,116,431	(57,254,816)
93,672,360	(12,365,132)	174,518,820	(31,446,545)

(22,911,587)	(15,309,270)	(40,647,762)	(31,336,777)
(22,911,587)	(15,309,270)	(40,647,762)	(31,336,777)

674,032,961	154,566,649	1,876,838,241	427,388,573
13,001,267	8,843,624	9,958,370	8,400,843
(130,007,266)	(96,251,246)	(659,355,899)	(310,977,078)
557,026,962	67,159,027	1,227,440,712	124,812,338
627,787,735	39,484,625	1,361,311,770	62,029,016

865,029,794	825,545,169	2,297,532,208	2,235,503,192
$1,492,817,529	$865,029,794	$3,658,843,978	$2,297,532,208

60,698,953	14,184,757	155,628,423	36,309,706
1,167,782	814,288	825,924	715,335
(11,723,314)	(8,851,955)	(55,558,285)	(26,444,258)
50,143,421	6,147,090	100,896,062	10,580,783

See Notes to Financial Statements.

157

Old Westbury Funds, Inc.
Statements of Changes in Net Assets - (Continued)

	CALIFORNIA MUNICIPAL BOND FUND	NEW YORK MUNICIPAL BOND FUND
	FOR THE PERIOD ENDED October 31, 2019(a)	FOR THE PERIOD ENDED October 31, 2019(a)
FROM OPERATIONS:
Net investment income	$3,228,311	$4,793,578
Net realized gain/(loss) on investments	725,434	1,413,792
Net change in unrealized appreciation/(depreciation) on investments	6,890,711	10,367,445
Net increase in net assets resulting from operations	10,844,456	16,574,815
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income and net realized gain	(2,904,722)	(4,287,797)
Total distributions to shareholders	(2,904,722)	(4,287,797)
CAPITAL STOCK TRANSACTIONS (DOLLARS):
Proceeds from sale of capital stock	356,911,421	512,094,535
Reinvestment of distributions	1,163,975	1,339,904
Value of capital stock redeemed	(26,454,696)	(26,869,444)
Net increase in net assets resulting from capital stock transactions	331,620,700	486,564,995
Net increase in net assets	339,560,434	498,852,013
NET ASSETS:
Beginning of period	—	—
End of period	$339,560,434	$498,852,013
CAPITAL SHARE TRANSACTIONS:
Shares sold	35,217,298	50,359,804
Shares issued as reinvestment of distributions	113,101	129,655
Shares redeemed	(2,585,684)	(2,599,711)
Net increase in shares outstanding	32,744,715	47,889,748

(a)	For the period from December 4, 2018 (commencement of operations) to October 31, 2019.

See Notes to Financial Statements.

158

Old Westbury Funds, Inc.
All Cap Core Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	YEAR ENDED OCTOBER 31,
	2019		2018		2017		2016		2015
Net asset value, beginning of year	$17.08		$16.50		$13.69		$13.92		$15.00

Investment operations:
Net investment income	0.09(a	)	0.07(a	)	0.10(a	)	0.14(a	)	0.15(a )
Net realized and unrealized gains/(losses)	2.44		0.84		2.86		(0.05)		(0.41)
Total from investment operations	2.53		0.91		2.96		0.09		(0.26)

Distributions:
Net investment income	(0.08)		(0.09)		(0.15)		(0.16)		(0.19)
Net realized gains	(0.69)		(0.24)		—		(0.16)		(0.63)
Total distributions	(0.77)		(0.33)		(0.15)		(0.32)		(0.82)
Net asset value, end of year	$18.84		$17.08		$16.50		$13.69		$13.92
Total return	15.7%		5.6%		21.8%		0.7%		(1.7)%

Annualized ratios/supplemental data:
Net assets at end of year (000’s)	$1,766,287		$1,839,663		$1,772,368		$1,246,197		$1,145,892
Ratio of expenses to average net assets before expense waivers	0.98	%(b)	0.98	%(b)	0.99	%(b)	1.00	%(b)	1.01%
Ratio of expenses to average net assets after expense waivers	0.98%		0.98%		0.99%		1.00%		1.00%
Ratio of net investment income to average net assets	0.51%		0.42%		0.67%		1.07%		1.02%
Portfolio turnover rate	31%		38%		57%		34%		43%

(a)	Calculated based on the average shares method for the period.
(b)	There were no voluntary fee reductions during the period.

See Notes to Financial Statements.

159

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	YEAR ENDED OCTOBER 31,
	2019		2018		2017		2016		2015
Net asset value, beginning of year	$13.87		$14.85		$12.95		$13.01		$13.20

Investment operations:
Net investment income	0.13(a	)	0.13(a	)	0.11(a	)	0.08(a	)	0.12(a	)
Net realized and unrealized gains/(losses)	1.58		(0.26)		2.02		0.16		0.13
Total from investment operations	1.71		(0.13)		2.13		0.24		0.25

Distributions:
Net investment income	(0.14)		(0.10)		(0.10)		(0.10)		(0.10)
Net realized gains	(0.45)		(0.75)		(0.13)		(0.20)		(0.34)
Total distributions	(0.59)		(0.85)		(0.23)		(0.30)		(0.44)
Net asset value, end of year	$14.99		$13.87		$14.85		$12.95		$13.01
Total return	12.9%		(1.1)%		16.7%		1.9%		2.0%

Annualized ratios/supplemental data:
Net assets at end of year (000’s)	$17,001,879		$16,499,149		$17,243,479		$14,595,891		$14,141,401
Ratio of expenses to average net assets before expense waivers	1.10	%(b)(c)	1.11	%(b)(c)	1.11	%(b)(c)	1.11	%(b)(c)	1.11	%(b)(c)
Ratio of expenses to average net assets after expense waivers	1.10%		1.11%		1.11%		1.11%		1.11%
Ratio of net investment income to average net assets	0.93%		0.86%		0.77%		0.67%		0.88%
Portfolio turnover rate	73%		38%		61%		50%		61%

(a)	Calculated based on the average shares method for the period.
(b)	There were no voluntary fee reductions during the period.
(c)	When counterparties post cash collateral with respect to various derivative transactions, the Fund may invest the collateral and receive interest income on the investment and pays interest expense on the collateral to the counterparty. The interest income is included in investment income on the Statements of Operations, and the interest expense is included in the Fund’s overall expenses on the Statements of Operations and expense ratio.

See Notes to Financial Statements.

160

Old Westbury Funds, Inc.
All Cap ESG Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	FOR THE YEAR ENDED OCTOBER 31, 2019	PERIOD FROM MARCH 1, 2018(a) TO OCTOBER 31, 2018
Net asset value, beginning of period	$9.63	$10.00

Investment operations:
Net investment income	0.23(b )	0.15(b	)
Net realized and unrealized gains/(losses)	0.67	(0.52)
Total from investment operations	0.90	(0.37)

Distributions:
Net investment income	(0.14)	—
Total distributions	(0.14)	—
Net asset value, end of period	$10.39	$9.63
Total return	9.5%	(3.7	)%(c)

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$38,575	$30,003
Ratio of expenses to average net assets before expense waivers	1.50%	1.64	%(d)
Ratio of expenses to average net assets after expense waivers	1.00%	1.00	%(d)
Ratio of net investment income to average net assets	2.31%	2.30	%(d)
Portfolio turnover rate	57%	33	%(c)

(a)	Commencement of operations.
(b)	Calculated based on the average shares method for the period.
(c)	Not Annualized.
(d)	Annualized.

See Notes to Financial Statements.

161

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	YEAR ENDED OCTOBER 31,
	2019		2018		2017		2016		2015
Net asset value, beginning of year	$15.85		$17.49		$15.81		$15.86		$17.09

Investment operations:
Net investment income	0.09(a	)	0.08(a	)	0.10(a	)	0.09(a	)	0.09(a	)
Net realized and unrealized gains/(losses)	1.10		(0.47)		2.54		0.66		0.40
Total from investment operations	1.19		(0.39)		2.64		0.75		0.49

Distributions:
Net investment income	(0.09)		(0.11)		(0.09)		(0.12)		(0.13)
Net realized gains	(1.56)		(1.14)		(0.87)		(0.68)		(1.59)
Total distributions	(1.65)		(1.25)		(0.96)		(0.80)		(1.72)
Net asset value, end of year	$15.39		$15.85		$17.49		$15.81		$15.86
Total return	9.4%		(2.6)%		17.6%		5.1%		2.9%

Annualized ratios/supplemental data:
Net assets at end of year (000’s)	$6,278,441		$6,222,492		$6,562,381		$5,471,624		$5,449,609
Ratio of expenses to average net assets before expense waivers	1.15	%(b)	1.15	%(b)	1.15	%(b)	1.16	%(b)	1.16	%(b)
Ratio of expenses to average net assets after expense waivers	1.11%		1.11%		1.11%		1.11%		1.11%
Ratio of net investment income to average net assets	0.58%		0.48%		0.59%		0.61%		0.56%
Portfolio turnover rate	52%		62%		45%		48%		50%

(a)	Calculated based on the average shares method for the period.
(b)	When counterparties post cash collateral with respect to various derivative transactions, the Fund may invest the collateral and receive interest income on the investment and pays interest expense on the collateral to the counterparty. The interest income is included in investment income on the Statements of Operations, and the interest expense is included in the Fund’s overall expenses on the Statements of Operations and expense ratio.

See Notes to Financial Statements.

162

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	YEAR ENDED OCTOBER 31,
	2019(a)		2018(a)		2017(a)		2016(a)		2015(a)
Net asset value, beginning of year	$7.60		$8.30		$7.41		$7.65		$8.20

Investment operations:
Net investment income	0.19(b	)	0.26(b	)	0.19(b	)	0.12(b	)	0.09(b	)
Net realized and unrealized gains/(losses)	0.25		(0.36)		0.84		(0.10)		(0.02)
Total from investment operations	0.44		(0.10)		1.03		0.02		0.07

Distributions:
Net investment income	(0.26)		(0.33)		(0.14)		(0.12)		(0.17)
Net realized gains	(0.19)		(0.27)		—		(0.14)		(0.45)
Total distributions	(0.45)		(0.60)		(0.14)		(0.26)		(0.62)
Net asset value, end of year	$7.59		$7.60		$8.30		$7.41		$7.65
Total return	6.6%		(1.3)%		14.1%		0.2%		0.9%

Annualized ratios/supplemental data:
Net assets at end of year (000’s)	$5,307,084		$5,273,674		$5,549,548		$5,934,053		$7,095,756
Ratio of expenses to average net assets before expense waivers	1.32	%(c)	1.32	%(c)	1.32	%(c)	1.32	%(c)	1.32	%(c)
Ratio of expenses to average net assets after expense waivers	1.20%		1.20%		1.20%		1.20%		1.20%
Ratio of net investment income to average net assets	2.54%		3.31%		2.45%		1.67%		1.16%
Portfolio turnover rate	132%		92%		111%		114%		70%

(a)	Consolidated Financial Highlights.
(b)	Calculated based on the average shares method for the period.
(c)	When counterparties post cash collateral with respect to various derivative transactions, the Fund may invest the collateral and receive interest income on the investment and pays interest expense on the collateral to the counterparty. The interest income is included in investment income on the Statements of Operations, and the interest expense is included in the Fund’s overall expenses on the Statements of Operations and expense ratio.

See Notes to Financial Statements.

163

Old Westbury Funds, Inc.
Fixed Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	YEAR ENDED OCTOBER 31,
	2019	2018	2017	2016	2015
Net asset value, beginning of year	$10.75	$11.11	$11.28	$11.19	$11.22

Investment operations:
Net investment income	0.21(a )	0.19(a )	0.14(a )	0.12(a )	0.12(a )
Net realized and unrealized gains/(losses)	0.69	(0.35)	(0.15)	0.11	—(b )
Total from investment operations	0.90	(0.16)	(0.01)	0.23	0.12

Distributions:
Net investment income	(0.22)	(0.20)	(0.16)	(0.14)	(0.15)
Total distributions	(0.22)	(0.20)	(0.16)	(0.14)	(0.15)
Net asset value, end of year	$11.43	$10.75	$11.11	$11.28	$11.19
Total return	8.4%	(1.5)%	(0.1)%	2.1%	1.1%

Annualized ratios/supplemental data:
Net assets at end of year (000’s)	$1,492,818	$865,030	$825,545	$785,417	$583,204
Ratio of expenses to average net assets before expense waivers	0.70%	0.72%	0.72%	0.74%	0.74%
Ratio of expenses to average net assets after expense waivers	0.57%	0.62%	0.62%	0.64%	0.64%
Ratio of net investment income to average net assets	1.93%	1.70%	1.28%	1.07%	1.03%
Portfolio turnover rate	34%	49%	70%	68%	67%

(a)	Calculated based on the average shares method for the period.
(b)	Amount is less than $0.005 per share.

See Notes to Financial Statements.

164

Old Westbury Funds, Inc.
Municipal Bond Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	YEAR ENDED OCTOBER 31,
	2019	2018	2017	2016	2015
Net asset value, beginning of year	$11.63	$11.95	$12.09	$12.00	$12.02

Investment operations:
Net investment income	0.18(a )	0.17(a )	0.14(a )	0.14(a )	0.15(a )
Net realized and unrealized gains/(losses)	0.62	(0.33)	(0.08)	0.10	0.03
Total from investment operations	0.80	(0.16)	0.06	0.24	0.18

Distributions:
Net investment income	(0.17)	(0.16)	(0.14)	(0.14)	(0.15)
Net realized gains	—	—	(0.06)	(0.01)	(0.05)
Total distributions	(0.17)	(0.16)	(0.20)	(0.15)	(0.20)
Net asset value, end of year	$12.26	$11.63	$11.95	$12.09	$12.00
Total return	6.9%	(1.4)%	0.5%	2.1%	1.5%

Annualized ratios/supplemental data:
Net assets at end of year (000’s)	$3,658,844	$2,297,532	$2,235,503	$2,055,136	$1,375,043
Ratio of expenses to average net assets before expense waivers	0.66%	0.67%	0.67%	0.69%	0.70%
Ratio of expenses to average net assets after expense waivers	0.57%	0.57%	0.57%	0.59%	0.60%
Ratio of net investment income to average net assets	1.46%	1.41%	1.17%	1.17%	1.28%
Portfolio turnover rate	26%	51%	31%	44%	31%

(a)	Calculated based on the average shares method for the period.

See Notes to Financial Statements.

165

Old Westbury Funds, Inc.
California Municipal Bond Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	PERIOD FROM DECEMBER 4, 2018(a) TO OCTOBER 31, 2019
Net asset value, beginning of period	$10.00

Investment operations:
Net investment income	0.12(b	)
Net realized and unrealized gains/(losses)	0.36
Total from investment operations	0.48

Distributions:
Net investment income	(0.11)
Total distributions	(0.11)
Net asset value, end of period	$10.37
Total return	4.8	%(c)

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$339,560
Ratio of expenses to average net assets before expense waivers	0.78	%(d)
Ratio of expenses to average net assets after expense waivers	0.57	%(d)
Ratio of net investment income to average net assets	1.32	%(d)
Portfolio turnover rate	41	%(c)

(a)	Commencement of operations.
(b)	Calculated based on the average shares method for the period.
(c)	Not Annualized.
(d)	Annualized.

See Notes to Financial Statements.

166

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	PERIOD FROM DECEMBER 4, 2018(a) TO OCTOBER 31, 2019
Net asset value, beginning of period	$10.00

Investment operations:
Net investment income	0.13(b	)
Net realized and unrealized gains/(losses)	0.40
Total from investment operations	0.53

Distributions:
Net investment income	(0.11)
Total distributions	(0.11)
Net asset value, end of period	$10.42
Total return	5.4	%(c)

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$498,852
Ratio of expenses to average net assets before expense waivers	0.77	%(d)
Ratio of expenses to average net assets after expense waivers	0.57	%(d)
Ratio of net investment income to average net assets	1.42	%(d)
Portfolio turnover rate	29	%(c)

(a)	Commencement of operations.
(b)	Calculated based on the average shares method for the period.
(c)	Not Annualized.
(d)	Annualized.

See Notes to Financial Statements.

167

Old Westbury Funds, Inc.
Notes to Financial Statements
October 31, 2019

1.	Organization:

Old Westbury Funds, Inc. (the “Corporation”) was organized as a Maryland corporation on August 26, 1993 and commenced operations on October 22, 1993. The Corporation is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Corporation’s Board of Directors (the “Board”) are permitted to create an unlimited number of series, each with one or more separate classes of shares. As of October 31, 2019, the Corporation consisted of nine separate investment portfolios (each series individually referred to as a “Fund” and collectively as the “Funds”) shown below:

Fund Name	Investment Objective
Old Westbury All Cap Core Fund (“All Cap Core Fund”)	Long-term capital appreciation.
Old Westbury Large Cap Strategies Fund (“Large Cap Strategies Fund”)	Long-term capital appreciation.
Old Westbury All Cap ESG Fund (“All Cap ESG Fund”)	Long-term capital appreciation.
Old Westbury Small & Mid Cap Strategies Fund (“Small & Mid Cap Strategies Fund”)	Long-term capital appreciation.
Old Westbury Multi-Asset Opportunities Fund (formerly Old Westbury Strategic Opportunities Fund) (“Multi-Asset Opportunities Fund”)	Long-term capital appreciation.
Old Westbury Fixed Income Fund (“Fixed Income Fund”)	Total return (consisting of current income and capital appreciation).
Old Westbury Municipal Bond Fund (“Municipal Bond Fund”)	Total return (consisting of current income that is exempt from regular federal income tax and capital appreciation).
Old Westbury California Municipal Bond Fund (“California Municipal Bond Fund”)*	Total return (consisting of current income that is exempt from regular federal and California income tax and capital appreciation).
Old Westbury New York Municipal Bond Fund (“New York Municipal Bond Fund”)*	Total return (consisting of current income that is exempt from regular federal and New York income tax and capital appreciation).

*	California Municipal Bond Fund and New York Municipal Bond Fund commenced operations on December 4, 2018.

The Corporation has authorized a total of 24 billion shares of common stock (par value $0.001 per share).

Under the Corporation’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties for the Corporation. In addition, in the normal course of business, the Corporation enters into contracts with vendors and others that provide for general indemnifications. The Corporation’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Corporation. However, based on experience, the Corporation expects the risk of loss to be remote.

2.	Basis for Consolidation for the Multi-Asset Opportunities Fund:

The consolidated financial statements of the Multi-Asset Opportunities Fund include the financial results of its wholly-owned subsidiary (organized under the laws of the Cayman Islands), OWF Multi-Asset Opportunities Fund Ltd. (formerly OWF Strategic Opportunities Fund Ltd.) (the “Subsidiary”). All material intercompany accounts and transactions have been eliminated. The Subsidiary commenced operations on May 1, 2015. The Multi-Asset Opportunities Fund commenced reporting on a consolidated basis as of such commencement date. The Subsidiary is a commodity pool, as defined in the regulations of the Commodity Futures Trade Commission (the “CFTC”), and is operated by Bessemer Investment Management LLC (“BIM” or the “Adviser”), a commodity pool operator registered with the CFTC effective January 1, 2013. The Multi-Asset Opportunities Fund seeks to gain exposure to commodities through direct investments in commodities-related instruments, derivatives and other investments and through investments in the Subsidiary. The Subsidiary has the same investment goal as the Multi-Asset Opportunities Fund. The Subsidiary pursues its investment goal by investing in commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Multi-Asset Opportunities Fund) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Multi-Asset Opportunities Fund. The portion of the Multi-Asset Opportunities Fund’s or Subsidiary’s

168

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
October 31, 2019

assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time, some exposure could be substantial. To the extent of the Multi-Asset Opportunities Fund’s investment through the Subsidiary, it will be subject to the risks associated with the derivatives and other instruments in which the Subsidiary invests. As of October 31, 2019, the Subsidiary represented $212,663,268 or 4.01% of the Multi-Asset Opportunities Fund’s net assets.

3.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Corporation in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the U.S. (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants such as the Corporation.

The Corporation qualifies as an investment company and follows accounting and reporting guidance as defined by the FASB in ASC 946, Financial Services - Investment Companies.

A. Valuation of Investments. Readily marketable equity securities listed on an exchange are valued, except as indicated below, at the last sale price reflected at the close of the regular trading session of the exchange on the business day as of which such value is being determined, and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) and, if no NOCP is available, then at the last reported sales price. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the securities are valued using a broker-dealer quote or an approved pricing service. Equity securities traded on more than one national securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable equity securities traded in the over-the-counter market (“OTC”), including listed securities whose primary market is believed by BIM, or a sub-adviser, as applicable, to be over-the-counter, are valued at the mean of the latest bid and asked prices using a broker-dealer or an approved pricing service.

Shares of open-end investment companies are valued at the latest net asset value (“NAV”) reported by the investment company. Shares of investment companies that are traded intra-day on an exchange, such as exchange traded funds and closed-end funds, will be valued at the last sale price as reflected at the close of the regular trading session of such exchange.

Debt instruments are valued on the basis of prices obtained from a broker-dealer or an approved pricing service.

Foreign securities generally are valued in their national currency at the latest available quoted sale price as of the close of trading on the foreign exchange or other principal market on which the security is traded. In the absence of current trade activity, the securities will be valued at the mean of the latest bid/ask quotations. As described below, this value is then converted into its U.S. dollar equivalent using the daily rate of exchange at the time of a Fund’s NAV calculation (normally 4:00 p.m. Eastern Time).

Forward currency contracts are valued at the mean between the bid and the asked prices. Quotations are available for regularly scheduled settlement dates such as on a 1-,2-,3-,4-,5-,6-,9-, and 12-month basis. Over-the-counter derivatives, such as swaps and non-exchange traded options and futures are valued on the basis of counterparty valuation quotations or dealer quotations, subject to review by BIM, or a sub-adviser with BIM’s oversight where appropriate. An approved pricing service may also be used to price these instruments. Exchange-traded swaps, options and futures contracts and options thereon are valued at their last sale or settlement price as of the close of such exchanges or, if no sales are reported, at the mean between the last reported bid and asked prices. Repurchase agreements are valued at the original cost. Contracts for long puts and calls are valued at the bid price and short puts and calls are valued at the offering price of a broker-dealer or an exchange. Generally, options, rights/warrants and other “when-issued” securities follow the same pricing methods as equity securities.

Securities and other investments for which market quotations are not readily available are valued under the general supervision and responsibility of the Board and pursuant to policies and procedures established by the Board, which are designed to

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reflect, in good faith, the fair value of such investments. A market quotation is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. For example, securities that may be subject to fair valuation include, but are not limited to: (1) securities in which trading has been halted pending further news; (2) illiquid securities in which there is no trading market and no broker coverage; (3) stale priced securities; (4) securities that may have defaulted or de-listed from an exchange and are no longer trading; (5) any other security for which the Funds’ Pricing Committee, with input from the Adviser or sub-advisers, as applicable, believes that the last trading price does not represent a reliable current price; or (6) other investments, including derivatives for which readily available market quotations are not generally available. In addition, a Fund may fair value securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time as of which a Fund’s share price is calculated. Foreign exchanges typically close before the time as of which Fund share prices are calculated, and may be closed altogether on some days a Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those relating to a single issuer; (2) governmental actions that affect securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant market fluctuations. There is no single standard for determining the fair value of a security or investment, but, rather, several factors are considered, including an evaluation of the forces that influence the market in which the security or investment is purchased or sold, in determining whether a market price is readily available and, if not, the security’s or other investment’s fair value.

In light of the judgment involved in fair value decisions, there can be no assurances that a fair value assigned to a particular security reflects a price for which a security has traded or will trade. Accordingly, when a Fund uses fair value to price securities, it may value those securities higher or lower than another fund that uses market quotations to price the same securities.

In the event of a change in the S&P 500 Index that is greater than predetermined levels approved by the Board, the Funds will utilize an approved pricing service that has been designated to determine fair value to price securities traded on any overseas exchange. Pricing Service Vendors base their valuations on a number of factors, including, but not limited to, actual transaction data, benchmark yields, market bids, market offers, quotations from dealers, credit risk spreads, interest rate spreads, proprietary pricing models, cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements, specific deal information and other relationships observed in markets of comparable securities. In addition, foreign securities held by a Fund may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when shares of the Fund cannot be bought or sold. Such fair valuations are categorized as Level 2 in the fair value hierarchy. Foreign securities that are valued based on market quotations are categorized as Level 1 in the fair value hierarchy. The All Cap Core Fund, Large Cap Strategies Fund, All Cap ESG Fund, Small & Mid Cap Strategies Fund and the Multi-Asset Opportunities Fund utilized a systematic fair valuation model provided by an independent third-party vendor to fair value certain securities 60 days during the year ended October 31, 2019. As a result on days when the index change exceeds predetermined levels, certain securities held by the Funds were transferred from Level 1 into Level 2. On any subsequent day when such index level is not exceeded, certain securities held by the Funds were transferred from Level 2 back into Level 1. As of October 31, 2019, foreign securities were not fair valued as the change in the S&P 500 Index did not exceed the Funds’ predetermined Level.

The fair value of investments is determined in accordance with the valuation policies and procedures approved by the Board. The Funds’ Pricing Committee established by the Board (the “Pricing Committee”) reviews pricing methodologies on at least a quarterly basis. The Pricing Committee is responsible for (i) establishing valuation processes and (ii) determining the fair value of the Funds’ holdings for which price quotations are not readily available, unreliable or for which an approved valuation method is deemed not to represent fair value. These investments are either categorized as Level 2 or 3 depending on the observability of the inputs used. The Pricing Committee may consider one or more factors in determining an investment’s fair value. The factors to be taken into account, to the extent relevant, typically include, but are not limited to: fundamental analytical data relating to the investment, the nature and duration of any restrictions on disposition of the investments, an evaluation of the forces that influence the market in which the investments are purchased or sold, the type of investment, financial statements and company filings, lack of marketability, the cost at date of purchase, good faith recommendation of BIM or a sub-adviser, as applicable, and any other relevant matters. When the fair valuation of investments use significant unobservable inputs, such investments will be categorized as Level 3 in the fair value hierarchy.

The significant unobservable inputs used in fair value measurement of the Funds’ Level 3 investments may include, where applicable: (i) an estimation of a normalized earnings level or projected cash flows for the company; (ii) the discounts applied to the last available price of the investment or a selection of comparable investments due to the lack of marketability of the investment; (iii) values or bid offers by dealers or other third parties; and (iv) the value associated with the latest round of

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financing. Significant changes in any of those inputs in isolation may result in a significantly lower or higher fair value measurement. Generally, a change in the assumptions used for the normalized earnings level will be accompanied by a directionally similar change in the discounts applied to the list of comparable investments.

The Funds’ Pricing Committee employs various methods for calibrating the valuation approach related to investments categorized within Level 3 in the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors including back testing of trigger related fair value prices, a regular review of key inputs and assumptions, reviews of missing and stale prices and price variance analysis, including investigation of unusual or unexpected pricing changes and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reviewed and approved by the Funds’ Board.

B. Security Transactions and Related Investment Income. Security transactions are accounted for no later than the first NAV calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio securities transactions are reported on trade date. Realized gains and losses on security transactions are determined using the identified cost method for maximum tax benefit to shareholders. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend dates may have passed are recorded as soon as the Funds are informed of the dividends. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is recognized on an accrual basis and includes where applicable, the amortization of premiums and accretion of discounts.

C. Payment-In-Kind Securities. The Funds may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statements of Assets and Liabilities.

For the year ended October 31, 2019, there were no in-kind payments received by the Funds with respect to PIK securities.

D. Foreign Currency Transactions. The books and records of the Funds are maintained in U.S. dollars. Investments and other assets and liabilities of the Funds denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates as of the date of the Statements of Assets and Liabilities. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Funds do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and change in unrealized gain/(loss) on investments, futures contracts, swap agreements, written options and structured options and foreign currency transactions in the Statements of Operations.

Foreign security and currency transactions may involve certain risks not typically associated with those of U.S. companies, including the level of governmental supervision and regulation of foreign securities markets and the possibility of political and economic instability.

E. Securities Sold. The Funds may sell securities short. A short sale is a transaction in which a Fund sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. A Fund is obligated to replace the borrowed securities at their market price at the time of settlement. A Fund’s obligation to replace the securities borrowed in connection with a short sale will be fully secured by collateral deposited with the broker. Short sales by a Fund involve certain risks and special considerations.

The Funds may not always be able to close out a short position on favorable terms. Short sales involve the risk that a Fund will incur a loss by subsequently buying a security at a higher price than the price at which it sold the security short. The amount of such loss is theoretically unlimited (since it is limited only by the increase in value of the security sold short by a Fund). In contrast, the risk of loss from a long position is limited to a Fund’s investment in the long position, since its value cannot fall below zero. Short selling is a form of leverage which may lead to higher volatility of a Fund’s NAV or greater losses for a Fund. To mitigate leverage risk, a Fund will always hold liquid assets (including its long positions) at least equal to its short position exposure, marked-to-market daily. The Funds had no short sales outstanding at October 31, 2019.

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F. Collectibles. The Multi-Asset Opportunities Fund may invest in collectibles, which are rare objects collected by investors. They can include stamps, coins, books, oriental rugs, antiques, sports and other memorabilia, photographs, art and wine. Collectibles are generally expected to rise in value during inflationary periods when investors are trying to move to assets viewed as an inflation hedge. Generally, collectibles can be expected to drop in value during periods of low inflation. Collectible trading for profit is subject to certain risks and other considerations, including that collectibles: (i) have limited buying and selling markets; (ii) are often bought and sold at auction and subject to buyer and/or seller premiums; (iii) experience periods of high and low demand; (iv) must be insured, physically held and properly maintained; (v) may need to have their authenticity and provenance verified from time to time; and (vi) may not have representative market valuations available. The Multi-Asset Opportunities Fund does not currently intend to invest more than 5% of its total assets in collectibles. As of October 31, 2019, the Multi-Asset Opportunities Fund held no collectibles.

G. Commodities. In order to gain exposure to the commodities markets, the Multi-Asset Opportunities Fund, directly or through its Subsidiary, may invest in commodities-related instruments, derivatives and other investments. Commodities are assets that have tangible properties, such as oil, agriculture products and precious metals. The value of commodities may be affected by, among other things, changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional risks which subject the Multi-Asset Opportunities Fund and its Subsidiary’s investments to greater volatility than investments in traditional securities.

H. Inflation-Protected Securities. The Funds may invest in inflation-protected securities, which unlike traditional debt securities that make fixed or variable principal and interest payments, are structured to provide protection against the negative effects of inflation. The value of the debt securities’ principal is adjusted to track changes in an official inflation measure. For example, the U.S. Treasury currently uses the Consumer Price Index for Urban Consumers as a measure of inflation for Treasury Inflation-Protected Securities (“TIPS”). Other inflation-protected securities may not carry a similar guarantee by their issuer. A Fund may buy TIPS that are designed to provide an investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls semi-annually based on the changes in the published Consumer Price Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity.

I. When-Issued and Delayed Delivery Securities. The Funds may purchase or sell securities that they are entitled to receive on a when-issued basis. The Funds may also purchase or sell securities on a delayed delivery basis. When-issued and delayed delivery securities involve risk that the security a Fund buys will lose value prior to its delivery. There is also a risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, a Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

J. Loan Participations and Assignments. The Multi-Asset Opportunities Fund and Fixed Income Fund may invest in fixed or floating rate loans to U.S. companies, foreign entities, and U.S. subsidiaries of foreign entities made by one or more financial institutions. The rate of interest on a fixed-rate loan is generally a set amount. The rate of interest payable on floating rate loans is the sum of a base lending rate plus a specified spread. Base lending rates are generally the London InterBank Offered Rate, the Certificate of Deposit Rate of a designated U.S. bank, the prime rate of a designated U.S. bank, the Federal Funds rate, or another base lending rate used by commercial lenders. The applicable spread may be fixed at time of issuance or may adjust upward or downward to reflect changes in credit quality of the borrower. A Fund may invest in loans that are investment grade, below investment grade (“junk”), or not rated by any nationally recognized statistical ratings organization. Loans that are rated lower than investment grade typically entail default and other risks greater than those associated with higher-rated loans. Generally, the lower the rating category, the riskier the investment. Typically, a Fund’s investments in loans are expected to take the form of loan participations and assignments of portions of loans from third parties.

Currently, the Multi-Asset Opportunities Fund intends to invest in loans that are below investment grade and, to a lesser extent, unrated loans. The Multi-Asset Opportunities Fund’s investments in loans are expected in most instances to be in the form of assignments. Generally, when a Fund purchases an assignment of a loan from a lender, it will step into the position of the

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lender and acquire direct rights against the borrower on the loan. Because assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by a Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. The assignability of certain obligations may be restricted by the governing documentation as to the nature of the assignee such that the only way in which a Fund may acquire an interest in a loan is by purchasing a participation of interest and not an assignment. A Fund may have difficulty disposing of assignments and participation interests given these limitations and other factors.

K. Credit Enhancements. Certain obligations held by the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; and third party insurance (i.e., AMBAC and FGIC). The value of the obligations may be affected by changes in credit worthiness of the entities that provide any supporting letters of credit or other credit enhancements. The value of the obligations also will be affected by the exhaustion, termination or expiration of any credit enhancement.

L. Restricted and Illiquid Securities. The Funds may purchase securities which are subject to legal or contractual delays, restrictions, and costs on resale. Because of time limitations, the Funds might not be able to dispose of these securities at reasonable prices or at times advantageous to the Funds. Each Fund limits its illiquid investments to not more than 15% of its net assets. Illiquid investments, in general, are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

M. Distributions to Shareholders. Distributions from net investment income, if any, generally are declared and paid quarterly for the Fixed Income Fund, Municipal Bond Fund, California Municipal Bond Fund and New York Municipal Bond Fund and at least annually for the All Cap Core Fund, Large Cap Strategies Fund, All Cap ESG Fund, Small & Mid Cap Strategies Fund and Multi-Asset Opportunities Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

N. Expenses. Expenses that are directly related to one of the Funds are charged directly to that Fund on an accrual basis. Other operating expenses of the Corporation are prorated to each Fund on an accrual basis utilizing relative net assets or another reasonable basis.

O. Recent Accounting Standards. In March 2017, the FASB issued Accounting Standards Update 2017-08 “Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, the premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. Management believes this guidance will have an immaterial impact on the Funds.

In August 2018, the FASB issued Accounting Standards Update 2018-13 “Fair Value Measurement (Topic 820): Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance on the Funds.

4.	Principal Risks:

A. Market and Credit Risk.

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by a Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; changes or perceived changes in economic conditions; overall market changes; local, regional or global political, social or economic events or instability; and currency and interest rate and price fluctuations. In December 2015, the Board of Governors of the Federal Reserve System (the “Fed”) ended its policy of keeping the federal funds rate at or near zero percent and purchasing large quantities of securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities on the open market (“quantitative easing”). Since ending this quantitative easing policy, the Fed has raised interest rates several times and it is anticipated that interest rates will continue to rise, and as a result there is a risk that interest rates

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across the U.S. financial markets will rise suddenly and significantly, thereby exposing fixed income and related markets to heightened volatility and reduced liquidity. Such market events may cause a Fund to experience losses and/or high redemption requests, which may result in increased transactions costs and lower a Fund’s performance. Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. In addition, the securities of foreign companies also may be subject to the imposition of economic sanctions or other government restrictions. The risks of foreign investments are increased in emerging markets which may experience hyperinflation and have far lower trading volumes and less liquidity than developed markets. Changes in foreign currency exchange rates can affect the value of a Fund’s portfolio. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose a Fund to credit and counterparty risks, consist principally of investments, receivables for securities sold and cash due from brokers. The Funds’ Adviser and sub-advisers, as applicable, review the creditworthiness of counterparties that they believe entail material credit risk in relation to the investment policies of a Fund. The extent of a Fund’s exposure to credit and counterparty risks with respect to these financial assets is generally represented by their values recorded in the Fund’s Statements of Assets and Liabilities.

B. Concentration Risk.

California Municipal Bond Fund and New York Municipal Fund invest a substantial amount of their assets in issuers located in a single state. This may subject each Fund to the risk that economic, political or social issues impacting a particular state could have an adverse and disproportionate impact on the income from, or the value or liquidity of, each Fund’s respective portfolios. Investment percentages in specific states or U.S. territories are presented in the Portfolios of investments.

5.	Fair Value Measurements:

The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•     Level 1 - quoted prices generally in active markets for identical securities.

•     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit ratings, etc.).

•     Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value the Funds’ investments as of October 31, 2019 is as follows:

	Level 1 Quoted Prices		Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs(a)	Total
All Cap Core Fund
Equity Securities	$1,668,643,418(b	)	$—		$—	$1,668,643,418
Exchange Traded Funds	39,056,776		—		—	39,056,776
Investment Company	60,935,363		—		—	60,935,363
Total	$1,768,635,557		$—		$—	$1,768,635,557

Large Cap Strategies Fund
Equity Securities	$16,153,491,774(b	)	$177,447,152(c	)	$—	$16,330,938,926
Master Limited Partnerships	762,166(b	)	—		—	762,166
Preferred Stocks	17,730,055(b	)			—	17,730,055
Exchange Traded Funds	268,368,678		—		—	268,368,678
U.S. Government Agencies	—		137,915,720		—	137,915,720
Rights/Warrants	—		19,473(b	)		19,473
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	Level 1 Quoted Prices		Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs(a)	Total
Investment Company	$207,317,438		$—	$—	$207,317,438
Total	$16,647,670,111		$315,382,345	$—	$16,963,052,456

All Cap ESG Fund
Equity Securities	$38,290,198(b	)	$—	$—	$38,290,198
Investment Company	185,411		—	—	185,411
Total	$38,475,609		$—	$—	$38,475,609

Small & Mid Cap Strategies Fund
Equity Securities
Argentina	$10,270,815		$—	$—	$10,270,815
Australia	136,768,366		676	24,127	136,793,169
Austria	8,458,214		—	—	8,458,214
Belgium	41,984,961		—	—	41,984,961
Bermuda	41,963,797		—	—	41,963,797
Brazil	15,979,341		—	—	15,979,341
Cambodia	51,026		—	—	51,026
Canada	143,918,606		—	—	143,918,606
Cayman Islands	671,782		—	—	671,782
Chile	1,206,671		—	—	1,206,671
China	108,788,559		34,154,814	106,935	143,050,308
Czech Republic	1,267,013		—	—	1,267,013
Denmark	56,096,524		—	—	56,096,524
Faeroe Islands	100,872		—	—	100,872
Finland	15,860,228		—	—	15,860,228
France	61,056,414		—	—	61,056,414
Gabon	45,092		—	—	45,092
Georgia	117,410		—	—	117,410
Germany	68,764,615		—	—	68,764,615
Gibraltar	27,568		—	—	27,568
Greece	12,025,585		—	—	12,025,585
Hong Kong	61,756,617		31,817	116,676	61,905,110
Hungary	639,122		—	—	639,122
India	34,655,812		—	7,895	34,663,707
Indonesia	6,027,336		—	26,384	6,053,720
Ireland	73,962,252		—	3,560	73,965,812
Isle of Man	371,039		—	—	371,039
Israel	45,792,475		—	—	45,792,475
Italy	65,334,807		—	—	65,334,807
Japan	505,717,469		—	—	505,717,469
Jersey Channel Islands	19,774,844		—	—	19,774,844
Jordan	89,019		—	—	89,019
Liechtenstein	91,486		—	—	91,486
Luxembourg	1,358,985		98,882	—	1,457,867
Macau	26,078		—	—	26,078
Malaysia	3,811,424		—	—	3,811,424
Malta	107,530		—	—	107,530
Mexico	4,245,303		—	—	4,245,303
Monaco	34,405		—	—	34,405
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	Level 1 Quoted Prices		Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs(a)		Total
Mongolia	$6,656		$—		$—		$6,656
Netherlands	38,029,036		—		—		38,029,036
New Zealand	21,725,435		—		2,574		21,728,009
Norway	11,039,145		—		—		11,039,145
Peru	4,548,139		—		—		4,548,139
Philippines	2,206,269		—		413		2,206,682
Poland	11,461,884		—		—		11,461,884
Portugal	5,987,661		—		—		5,987,661
Puerto Rico	4,304,013		—		—		4,304,013
Qatar	3,771,156		—		—		3,771,156
Romania	34,010		—		—		34,010
Russia	40,951,999		—		—		40,951,999
Saudi Arabia	3,094,309		—		—		3,094,309
Singapore	16,625,972		1,520		34,135		16,661,627
South Africa	36,339,822		—		2,209		36,342,031
South Korea	70,722,981		—		—		70,722,981
Spain	25,628,499		—		—		25,628,499
Sweden	72,459,399		—		—		72,459,399
Switzerland	50,814,028		—		—		50,814,028
Taiwan	102,387,804		—		504		102,388,308
Thailand	809,712		7,316,222		—		8,125,934
Turkey	25,393,661		—		—		25,393,661
Ukraine	47,721		—		—		47,721
United Arab Emirates	867,791		—		—		867,791
United Kingdom	264,409,581		—		3,660		264,413,241
United States	3,306,079,589		—		—		3,306,079,589
Vietnam	1,359,243		—		—		1,359,243
Total Equities	$5,670,324,977		$41,603,931		$329,072		$5,712,257,980
Exchange Traded Funds	274,368,160		—		—		274,368,160
Investment Company	48,423,912		—		—		48,423,912
Rights/Warrants
Indonesia	7,602		—		—		7,602
Italy	—		6,290		—		6,290
Singapore	—		4,130		—		4,130
Spain	17,327				—		17,327
Taiwan	—		694		—		694
Thailand	—		1,374		—		1,374
Total Rights/Warrants	$24,929		$12,488		$—		$37,417
U.S. Government Agencies	—		149,787,766		—		149,787,766
Cash Sweep	58,098,722		—		—		58,098,722
Total	$6,051,240,700		$191,404,185		$329,072		$6,242,973,957

Multi-Asset Opportunities Fund
Bank Loans	$—		$—		$21,799,107(b	)	$21,799,107
Corporate Bonds	—		237,739,107(b	)	—		237,739,107
Exchange-Traded Funds	80,429,205(b	)	—		—		80,429,205
Government Bonds	—		138,875,933(b	)	—		138,875,933
Asset-Backed Securities	—		632,330,450(b	)	82,349,813(b	)	714,680,263
Non-Agency Mortgage-Backed Securities	—		577,438,232(b	)	45,914,662(b	)	623,352,894
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October 31, 2019

	Level 1 Quoted Prices		Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs(a)	Total
U.S. Government Sponsored Agency Mortgage-Backed Securities	$—		$19,096,832		$—	$19,096,832
U.S. Government Agencies	—		2,729,271,616		—	2,729,271,616
U.S. Government Securities	—		235,909,195		—	235,909,195
Cash Sweep	179,898,565		—		—	179,898,565
Other financial instruments - Assets
Commodity contracts	—		1,105,938(b	)	—	1,105,938
Equity contracts	14,080,000(b	)	164,141,128(b	)	—	178,221,128
Futures contracts	2,354,900(b	)	—		—	2,354,900
Foreign currency exchange contracts	—		8,425,598(b	)	—	8,425,598

Other financial instruments - Liabilities
Commodity contracts	—		(1,814,439	)(b)	—	(1,814,439)
Equity contracts	(1,800,000	)(b)	(92,211,191	)(b)	—	(94,011,191)
Foreign currency exchange contracts	—		(15,934,676	)(b)	—	(15,934,676)
Total	$274,962,670		$4,634,373,723		$150,063,582	$5,059,399,975

Fixed Income Fund
Corporate Bonds	$—		$241,177,458(b	)	$—	$241,177,458
Asset-Backed Securities	—		60,821,793(b	)	—	60,821,793
Collateralized Mortgage Obligations	—		992,772		—	992,772
U.S. Government Agencies	—		2,181,544		—	2,181,544
U.S. Government Securities	—		1,172,797,286		—	1,172,797,286
Government Bonds	—		3,001,629(b	)	—	3,001,629
Investment Company	4,657,673		—		—	4,657,673
Total	$4,657,673		$1,480,972,482		$—	$1,485,630,155

Municipal Bond Fund
Municipal Bonds	$—		$3,534,397,160(b	)	$—	$3,534,397,160
U.S. Government Securities	—		75,643,945		—	75,643,945
Investment Company	45,193,292		—		—	45,193,292
Total	$45,193,292		$3,610,041,105		$—	$3,655,234,397

California Municipal Bond Fund
Municipal Bonds	$—		$331,028,826(b	)	$—	$331,028,826
Investment Company	6,059,722		—		—	6,059,722
U.S. Government Securities	—		422,076		—	422,076
Total	$6,059,722		$331,450,902		$—	$337,510,624
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October 31, 2019

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs(a)	Total
New York Municipal Bond Fund
Municipal Bonds	$—	$474,644,498(b)	$—	$474,644,498
Investment Company	18,734,676	—	—	18,734,676
Total	$18,734,676	$474,644,498	$—	$493,379,174

(a)	The Small & Mid Cap Strategies Fund held certain investments categorized as Level 3 that had a combined fair value less than 1% of NAV for the respective Fund for the year ended October 31, 2019. For the Small & Mid Cap Strategies Fund and the Multi-Asset Opportunities Fund there were transfers into Level 3 in the amount of $266,715 and $104,856,208. For the Small & Mid Cap Strategies Fund and the Multi-Asset Opportunities Fund there were transfers out of level 3 in the amount of $130,263 and $9,945,831, respectively. In addition, with the exception of the Multi-Asset Opportunities Fund, there were no significant purchases and sales during the period. As of October 31, 2019, the fair value of Level 3 assets as a percentage of NAV was 0.01% and 2.83% for the Small & Mid Cap Strategies Fund and the Multi-Asset Opportunities Fund, respectively. The Funds’ instrument types classified as Level 3 investments are valued using recent transaction price or broker quotes.
(b)	The classification of the Fund’s investments into major categories or countries is disclosed in the respective Fund’s Portfolio of Investments and in footnote 6 for derivatives.
(c)	Represents securities as disclosed in the Thailand section of the Fund’s Portfolio of Investments.

The Funds’ policy is to recognize transfers in and transfers out as of the beginning of the period.

The following is a rollforward of Level 3 investments:

	Multi-Asset Opportunities Fund
Balance as of 10/31/18 (value)	$166,197,370
Net accrued discounts (premiums)	(16,854)
Realized gain (loss)	(11,379,101)
Unrealized gain (loss)	27,776
Purchases	8,426,058
Sales (paydowns)	(108,102,044)
Transfers in	104,856,208	(a)
Transfers out	(9,945,831	)(b)
Balance as of 10/31/19 (value)	$150,063,582
Net change in unrealized appreciation (depreciation) on investments still held at October 31, 2019	$(36,057)

(a)	Based on an on-going assessment, management determined that significant inputs had become less transparent to market participants.

(b)	Based on an on-going assessment, management determined that significant inputs have become transparent to market participants.

6.	Derivative Instruments:

The Funds engage in various portfolio investment strategies utilizing derivatives both to increase the return of the Funds and/or to economically hedge, or protect, their exposure to, for example, interest rate movements, movements in the securities or commodities markets and currency value fluctuations. Derivatives are subject to a number of risks, including changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the Fund’s sensitivity to adverse market movements and may exaggerate a loss. Losses may arise if the value of the contract decreases due to, among other potentially adverse events, an unfavorable change in the price of the underlying security or commodity or if the counterparty does not perform under the contract. The use of derivatives can lead to losses because of

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relatively small adverse movements in the price or value of the underlying security, asset, index or reference rate, which may be magnified by or potentially unlimited as a result of certain features of the derivatives.

The primary difference in risks associated with over-the-counter contracts and exchange-traded contracts is credit and liquidity risks. Over-the-counter contracts, as bilateral arrangements, contain credit risk from various counterparties for any unrealized gains for the duration of the contract. The credit risk related to exchange-traded contracts is minimal because the exchanges ensure that their contracts are always honored. The Funds may mitigate counterparty risk on derivatives through master netting agreements included within an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement between a Fund and each of its counterparties. The ISDA Master Agreement allows each Fund to offset with its counterparty certain derivative financial instruments’ payables and/or receivables with collateral held with each counterparty. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts of up to $250,000. To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance.

The Funds’ maximum risk of loss from counterparty credit risk on over-the-counter derivatives is generally the aggregate net unrealized gain in excess of any collateral pledged by the counterparty to the Funds. For over-the-counter purchased options, the Funds bear the risk of loss in the amount of the premiums paid and positive change in market value of the options should the counterparty not perform under the contracts. Written options by the Funds do not give rise to counterparty credit risk, as written options obligate the Funds to perform and not the counterparty. Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate or require full collateralization of derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or a Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Funds to post additional collateral or accelerate payment of any net liability owed to the counterparty. There were no trigger events during the year ended October 31, 2019.

Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as due from brokers for collateral and payable to brokers for collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Portfolio of Investments.

When counterparties post cash collateral with respect to various derivative transactions, a Fund may invest the collateral and receives interest income on the investment and pays interest expense on the collateral to the counterparty. The interest income is included in investment income on the Statements of Operations, and the interest expense is included in a Fund’s overall expenses on the Statements of Operations and expense ratio in the Financial Highlights.

As of October 31, 2019, the Funds had transactions subject to enforceable master netting arrangements (“MNA”). For reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements or another similar arrangement in the Statements of Assets and Liabilities. A reconciliation of the gross amounts on the Statements of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, is included in the following tables:

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October 31, 2019

Multi-Asset Opportunities Fund

Counterparty	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset (b)	Non-Cash Collateral Received (c)	Cash Collateral Received (c)	Net Amount of Derivative Assets (d)

Barclays Bank PLC	$214,129	$(214,129)	$—	$—	$—
Bank of America N.A	16,387,650	(7,545,109)	—	(8,842,541)	—
Bank of New York Mellon Corp.	305,035	(263,519)	—	—	41,516
BNP Paribus SA	34,038,140	(11,707,859)	(22,330,281)	—	—
Citigroup Global Markets Inc.	21,979,263	(14,501,195)	—	(7,478,068)	—
Credit Suisse International	15,254,606	(11,640,083)	—	(3,614,523)	—
Goldman Sachs International	29,399,282	(19,894,229)	—	(9,505,053)	—
JPMorgan Chase Bank, N.A	10,630,763	(10,630,763)	—	—	—
Macquarie Bank Limited	1,105,938	—	—	(1,105,938)	—
Societe Generale	23,109,679	(18,835,628)	—	(4,274,051)	—
UBS AG	21,248,179	(9,039,909)	—	(12,208,270)	—
Derivatives not subject to a MNA or similar agreement (a)	14,413,500	—	(14,080,000)	—	333,500
Total	$188,086,164

Counterparty	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset (b)	Non-Cash Collateral Pledged (c)	Cash Collateral Pledged (c)	Net Amount of Derivative Liabilities (d)

Barclays Bank PLC	$1,571,582	$(214,129)	$—	$(1,220,000)	$137,453
Bank of America N.A	7,545,109	(7,545,109)	—	—	—
Bank of New York Mellon Corp.	263,519	(263,519)	—	—	—
BNP Paribus SA	11,707,859	(11,707,859)	—	—	—
Citigroup Global Markets Inc.	14,501,195	(14,501,195)	—	—	—
Credit Suisse International	11,640,083	(11,640,083)	—	—	—
Goldman Sachs International	19,894,229	(19,894,229)	—	—	—
JPMorgan Chase Bank, N.A	14,961,193	(10,630,763)	—	(3,455,000)	875,430
Societe Generale	18,835,628	(18,835,628)	—	—	—
UBS AG	9,039,909	(9,039,909)	—	—	—
Derivatives not subject to a MNA or similar agreement (a)	1,800,000	—	—	—	1,800,000
Total	$111,760,306

(a)	Includes financial instruments (futures, centrally cleared options and/or forward currency contracts) which are not subject to a MNA, or another similar arrangement.

(b)	The amount of derivatives available for offset is limited to the amount of assets and/or liabilities that are subject to a MNA or another similar arrangement.

(c)	Excess of collateral received from/payable to the individual counterparty is not shown for financial reporting purposes.

(d)	Net amount represents the net amount receivable from/payable to counterparty in the event of default.
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The following table represents securities received as collateral for derivarives:

	Collateral Type	Coupon	Maturity	Market Value
Multi-Asset Opportunities Fund	U.S. Government Obligations	2.13%	05/15/25	$45,352,204
	U.S. Government Obligations	0.00%	11/05/19	2,999,430
	U.S. Government Obligations	0.00%	11/06/19	20,995,170
	U.S. Government Obligations	0.00%	11/07/19	9,997,400

The Funds are subject to, among other risks, interest rate risk, equity price risk, commodity risk and foreign currency exchange risk in the normal course of pursuing their investment objectives by investing in various derivative financial instruments, as described below.

For open derivative instruments, please see the respective Fund’s Portfolio of Investments or details below:

	Fair Values of Derivative Instruments as of October 31, 2019
	Derivative Assets		Derivative Liabilities
Multi-Asset Opportunities Fund	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity Risk	Unrealized appreciation on swap agreements	$43,734,701	Unrealized depreciation on swap agreements	$19,338,470
	Written option contracts, at value	—	Written option contracts, at value	1,800,000
	Investments, at value (options purchased)	14,080,000	Investments, at value (options purchased)	—
	Structured option contracts, at value	120,406,427	Structured option contracts, at value	72,872,721
Variation Margin	Variation Margin	333,500	Variation Margin	—
Foreign Currency Exchange Risk	Unrealized appreciation on swap agreements	—	Unrealized depreciation on swap agreements	8,270,854
	Unrealized appreciation on forward foreign currency exchange contracts	1,513,605	Unrealized depreciation on forward foreign currency exchange contracts	1,282,205
	Structured options contract, at Value	6,911,993	Structured options contract, at Value	6,381,617
Commodity Risk	Unrealized appreciation on swap agreements	1,105,938	Unrealized depreciation on swap agreements	1,814,439
Total		$188,086,164		$111,760,306

	The Effect of Derivative Instruments on the Statements of Operations

	For the Year Ended October 31, 2019

	Net Realized Gain/(Loss) from Derivatives Recognized in Income
Multi-Asset Opportunities Fund	Purchased Options and Structured Options (Investments)	Written Options and Structured Options	Futures Contracts	Swap Agreements	Foreign Currency Exchange Contracts	Total
Interest Rate Risk	$—	$—	$20,701,193	$(5,954,586)	$—	$14,746,607
Equity Risk	(52,498,192)	99,949,596	6,451,283	(19,087,770)	—	34,814,917
Commodity Risk	14,372,862	(8,623,103)	3,045,610	(34,285,488)	—	(25,490,119)
Foreign Currency Exchange Risk	(1,374,650)	207,186	—	(7,653,283)	(3,533,988)	(12,354,735)
Total	$(39,499,980)	$91,533,679	$30,198,086	$(66,981,127)	$(3,533,988)	$11,716,670

	Net Change in Unrealized Appreciation/(Depreciation)

	on Derivatives Recognized in Income
Multi-Asset Opportunities Fund	Purchased Options and Structured Options (Investments)	Written Options and Structured Options	Futures Contracts	Swap Agreements	Foreign Currency Exchange Contracts	Total
Interest Rate Risk	$—	$—	$(15,231)	$10,023,474	$—	$10,008,243
Equity Risk	45,458,508	18,809,680	(3,745,750)	35,043,032	—	95,565,470
Foreign Currency Exchange Risk	(4,534,828)	5,697,740	—	(5,728,885)	7,897,694	3,331,721
Commodity Risk	—	—	44,400	22,954,319	—	22,998,719
Total	$40,923,680	$24,507,420	$(3,716,581)	$62,291,940	$7,897,694	$131,904,153

For the year ended October 31, 2019, the quarterly average volume of derivative activities were as follows:

Multi-Asset Opportunities Fund

Structured Options (Notional Amounts)	$15,161,930,500
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October 31, 2019

Multi-Asset Opportunities Fund
Purchased Options (Notional Amounts)	3,067,962,500
Written Options (Notional Amounts)	795,675,000
Futures Long Position (Notional Amounts)	190,810,119
Futures Short Position (Notional Amounts)	$32,758,910
Forward Currency Contracts Purchased (U.S. Dollar Amounts)	82,521,194
Forward Currency Contracts Sold (U.S. Dollar Amounts)	32,502,789
Currency Swaps (Notional Amount in U.S. Dollars)	587,500,000
Commodity Swaps (Notional Amount in U.S. Dollars)	308,021,629
Equity Swaps (Notional Amount in U.S. Dollars)	2,899,069,212

A. Futures Contracts. The Funds purchased or sold futures contracts and options on futures contracts to gain exposure to, or hedge against, changes in the value of equity securities (equity risk), interest rates (interest rate risk) or commodity risk.

Futures contracts are agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the contract at the close of the last trading day and the price at which the contract was originally written. Upon entering into a futures contract, the Funds are required to pledge to a futures commission merchant an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount. This is known as the initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuations in fair value of the underlying instrument. The Funds recognize an unrealized gain or loss equal to the variation margin. These futures contracts permit the Funds to meet their objectives at a lower cost than investing directly in the underlying instruments or commodities, while permitting the equivalent of an investment in a portfolio of the underlying instruments or commodities. A potential risk to the Funds is that the change in value of the underlying securities or commodities may not correlate to the change in value of the contracts. Listed futures contracts involve minimal counterparty risk since futures contracts are guaranteed against default by the exchange on which they trade.

B. Forward Foreign Currency Exchange Contracts. The Funds (except Municipal Bond Fund, California Municipal Bond and New York Municipal Bond) may enter into forward foreign currency contracts (“Forward”) to hedge their exposure to changes in foreign currency exchange rates on foreign portfolio holdings (foreign currency exchange risk). In addition, certain Funds may use a Forward to provide exposure to the foreign currency market. A Forward is an agreement between two parties to purchase or sell a foreign currency at a future date at a negotiated forward rate. A Forward is marked-to-market daily and the change in market value is recorded by the Funds as unrealized appreciation or depreciation until the contract settlement date. The market value of the Forward is determined using the forward rate for the remainder of the outstanding period of the contract, through the delivery date. When a Forward is closed or settled, the Funds record a realized gain or loss equal to the fluctuation in rates during the period a Forward was open. Risks may arise upon entering into these contracts from, for example, the potential inability of the counterparties to meet the terms of their contracts, or if the foreign currency rates change unfavorably.

In the event of default by the counterparty to the transaction, the Funds’ maximum amount of loss, as either the buyer or seller, is the unrealized gain on the contract.

The Funds may be required to pledge to the broker an amount of cash, U.S. government securities or other assets, equal to a certain percentage of the contract amount.

C. Swap Agreements. The Funds entered into swap agreements, which are agreements involving two parties to exchange the return generated by a security, currency, commodity, interest rate, index, or other measures for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. The Funds entered into total return, interest rate and other swap agreements. Interest rate swap agreements generally involve

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the agreement by the Funds to pay a counterparty a fixed or floating rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also involve the agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity. Total return swap agreements involve the commitments to pay or receive an amount generally determined by reference to a security, index or other measure in exchange for a specific market linked return, based on notional amounts. To the extent that the total return of the security, index or other measure underlying the transaction exceeds or falls short of the offsetting interest rate-based obligation, the Funds receive or make a payment to the counterparty. Payments received or made by a Fund at the expiration or other termination of the swap agreements are recorded in the Statements of Operations as realized gains or losses, respectively. Swap agreements are marked-to-market daily based on counterparty valuation quotations, and changes in value, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation/(depreciation). Risks may exceed amounts recognized on the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Portfolios of Investments under the caption “Swap Agreements”.

D. Options. The Funds purchased and wrote (sold) put and call options on equity securities and stock index futures in order to gain exposure to or to protect against changes in the market.

Options on swaps (swaptions) are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swaption is granting or buying the right to enter into a previously agreed upon swap agreement at any time before the expiration of the option.

A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying instrument at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise price at any time or at a specified time during the option period. When a Fund purchases (writes) an option, an amount equal to the premium paid (received) by a Fund is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or a Fund enters into a closing transaction), a Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When a Fund writes a call option, such option is “covered,” meaning that a Fund holds the underlying instrument subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation. When a Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, a Fund bears certain risks, including the market risk of an unfavorable change in the price of the underlying instrument or the risk that a Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in a Fund purchasing or selling a security at a price different from the current market value.

A Fund may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain over-the-counter options may expose a Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter option transaction, a Fund’s maximum amount of loss is the premium paid and unrealized gain (as purchaser) or the unrealized gain of the contract less the premium received (as writer).

The Multi-Asset Opportunities Fund invests in structured options to increase or decrease its exposure to an underlying index or group of securities (equity risk) or to increase or decrease its exposure to changes in foreign currency exchange rates (foreign currency exchange risk). These structured options may consist of single or multiple OTC options which are priced as a single security. Structured options may only be exercised at the expiration date, but may be transferred/sold prior to the expiration date. The value of a structured option may either increase or decrease with the underlying index or group of securities, depending on the combination of options used. Structured options are issued in units whereby each unit represents a structure based on a specific index with an initial reference strike price. Generally, the basis of the contracts is the premium received or paid which is recorded as an asset on the Statements of Assets and Liabilities. The amount of the asset is subsequently market-to-market to reflect the current market value of the structured option. When a structured option is transferred/sold or

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exercised, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. One type of structure involves the combination of selling a put while buying a call on a specific index. This option would rise in value as the underlying index increases and fall in value as the underlying index decreases. Alternatively, another structure involves the sale of a call and the purchase of a put. This option structure would rise in value as the underlying index decreases and fall in value as the underlying index increases. Upon the exercise of the structured option, the Fund will receive a payment from, or be required to remit a payment to the counterparty, depending on the value of the underlying index at exercise.

7.	Investment Advisory Fee, Administration Fee and Other Transactions:

A. Investment Advisory Fees. The Funds’ investment adviser is BIM, a wholly-owned subsidiary of Bessemer Trust Company, N.A. (“Bessemer”). Bessemer is a subsidiary of The Bessemer Group, Incorporated (“BGI”). The investment advisory fee paid to BIM for advisory services is computed daily and paid monthly in accordance with the following schedule:

	First $500 million of average net assets	Next $500 million to $1 billion of average net assets	Average net assets exceeding $1 billion	Blended Advisory Rate
All Cap Core Fund	0.75%	0.70%	0.65%	0.69%
All Cap ESG Fund	0.75%	0.70%	0.65%	0.75%
Fixed Income Fund	0.45%	0.40%	0.35%	0.41%
Municipal Bond Fund	0.45%	0.40%	0.35%	0.38%
California Municipal Bond Fund	0.45%	0.40%	0.35%	0.45%
New York Municipal Bond Fund	0.45%	0.40%	0.35%	0.45%

Average net assets
Small & Mid Cap Strategies Fund	0.85%

	First $1.25 billion of average net assets	Next $1.25 billion to $2.5 billion of average net assets	Average net assets exceeding $2.5 billion	Blended Advisory Rate
Large Cap Strategies Fund	0.90%	0.85%	0.80%	0.81%
Multi-Asset Opportunities Fund	1.10%	1.05%	1.00%	1.04%

BIM has retained Harding Loevner LP (“Harding Loevner”) and Sands Capital Management, LLC (“Sands”) as sub-advisers to manage a segment of the Large Cap Strategies Fund. Harding Loevner and Sands are paid for their services directly by BIM.

BIM has retained Acadian Asset Management, LLC (“Acadian”), Baillie Gifford Overseas Limited (“Baillie Gifford”), Dimensional Fund Advisors LP (“Dimensional”), Champlain Investment Partners, LLC (“Champlain”), Martingale Asset Management, L.P. (“Martingale”), and Polunin Capital Partners Limited (“Polunin”) as sub-advisers to each manage segments of the Small & Mid Cap Strategies Fund. Acadian, Baillie Gifford, Dimensional, Champlain, Martingale, and Polunin are paid for their services directly by BIM.

BIM has retained BlackRock Financial Management, Inc. (“BlackRock”) and Muzinich & Co., Inc. (“Muzinich”) as sub-advisers to each manage a segment of the Multi-Asset Opportunities Fund. BlackRock and Muzinich are paid for their services directly by BIM.

B. Administration, Fund Accounting, Transfer Agent and Underwriting Fees. The Corporation, on behalf of each Fund, has entered into an administrative oversight, supervision and coordination services agreement (the “Administrative Agreement”) with Bessemer, pursuant to which Bessemer and Bessemer Trust Company (“BTCO”), an affiliate of BIM, provide certain non-advisory services to the Funds, such as the maintenance of records, the provision of supervisory personnel and the monitoring of the other non-advisory service providers. Under the Administrative Agreement, each Fund pays an annual fee of 0.03% of its average daily net assets for such services. BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) acts as administrator, fund accounting agent and transfer agent for the Funds pursuant to an Administration and Accounting Services Agreement and a Transfer Agency Services Agreement, respectively. Certain Officers of the Funds are also employees of BNY Mellon.

The Corporation entered into an Underwriting Agreement with Foreside Funds Distributors LLC for the limited purpose of acting as statutory underwriter to facilitate the registration and distribution of shares of the Funds.

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C. Distribution and Shareholder Servicing Fees. The Funds have adopted a shareholder servicing plan (the “Shareholder Servicing Plan”) with Bessemer, pursuant to which Bessemer serves as a shareholder servicing agent and provides certain shareholder support services. Bessemer may engage shareholder sub-servicing agents, such as broker/dealers, banks, trust companies, investment advisers, and other financial institutions and intermediaries to provide certain shareholder support services and is solely responsible for paying each such shareholder sub-servicing agent from the fee it receives from each of the Funds. Each Fund pays for shareholder support services an annual fee of 0.20% of its average daily net assets. Prior to December 3, 2018, Bessemer had contractually committed to waive it’s shareholder servicing fee to the extent necessary to maintain a maximum shareholder servicing fee at 0.10% for the Fixed Income and Municipal Bond Funds. The shareholder servicing fee commitment arrangements may be changed or terminated at any time with the approval of the Board. Bessemer, however, does not have the ability to recapture fees currently being waived at a later date.

D. Custody Fees. The All Cap Core Fund, All Cap ESG Fund, Large Cap Strategies Fund, Fixed Income Fund, Municipal Bond Fund, California Municipal Bond Fund, and New York Municipal Bond Fund have each retained BTCO, a wholly-owned subsidiary of BGI, to serve as their custodian, and the Small & Mid Cap Strategies Fund has retained BTCO to serve as their co-custodian. Pursuant to the Funds’ Custody Agreements, BTCO is responsible for maintaining the custody of these Funds’ securities and cash. BTCO serves as custodian for the Small & Mid Cap Strategies Fund only with respect to equity securities of U.S. companies (other than exchange-traded funds) and securities in the form of depositary receipts directly managed by BIM, income, other payments and distributions issued with respect to such securities, proceeds of the sale of such securities, and cash, cash equivalents and money market instruments received and held by BTCO from time to time on behalf of the Small & Mid Cap Strategies Fund. For providing these services, BTCO receives a fee calculated and paid monthly at the annual rate of 0.065% of the average daily net assets of the non-U.S. investments for All Cap Core Fund, All Cap ESG Fund and Large Cap Strategies Fund and 0.015% of the average daily net assets of each of the Fixed Income Fund, Municipal Bond Fund, California Municipal Bond Fund, and New York Municipal Bond Fund or portion thereof for the Small & Mid Cap Strategies Fund and U.S. investments for All Cap Core Fund, All Cap ESG Fund and Large Cap Strategies Fund. The Multi-Asset Opportunities Fund and the Subsidiary have retained Citibank, N.A. (“Citibank”) to serve as their custodian and the Small & Mid Cap Strategies Fund has retained Citibank to serve as its co-custodian. Citibank is responsible for maintaining the custody of these Funds’ securities and cash and assets of the Small & Mid Cap Strategies Fund managed by the sub-advisers. For providing these services, Citibank receives a fee from each Fund calculated daily and paid monthly based on safekeeping and transaction fees that vary by country.

E. Fee Waivers. BIM may voluntarily waive a portion of its advisory fee to limit the Funds’ total expenses. BIM may terminate this voluntary waiver at any time. BIM, however, does not have the ability to recapture fees currently being waived at a later date. BIM has contractually committed through October 31, 2021 to waive its advisory fees to the extent necessary to maintain the net operating expense ratios, excluding fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and acquired fund fees and expenses, if any, of the Large Cap Strategies Fund at 1.15%, the Small & Mid Cap Strategies Fund at 1.11%, the Multi-Asset Opportunities Fund at 1.20%, the Fixed Income Fund at 0.57%, the Municipal Bond Fund at 0.57%, the California Municipal Bond Fund at 0.57%, the New York Municipal Bond Fund at 0.57% and the All Cap ESG Fund at 1.00%. Effective December 3, 2018, the Board approved the lowering of the expense cap with respect to the Fixed Income Fund and Municipal Bond Fund from 0.70% to 0.57%. Any waiver amounts are disclosed in the Statements of Operations. For the year ended October 31, 2019, BIM waived $147,815 for the All Cap ESG Fund, $2,640,885 for the Small & Mid Cap Strategies Fund, $6,099,184 for the Multi-Asset Opportunities Fund, $1,468,568 for the Fixed Income Fund, $2,441,860 for the Municipal Bond Fund, $502,118 for the California Municipal Bond Fund and $660,005 for the New York Municipal Bond Fund. The All Cap ESG Fund had offering cost waivers of $24,421. The Fixed Income Fund and Municipal Bond Fund had shareholder servicing fee waivers of $76,524 and $202,495 respectively. The contractual advisory fee waivers and the shareholder servicing fee waivers may be changed or terminated at any time with the approval of the Board.

F. Board of Directors’ Fees. Effective February 1, 2018, each Director who is not an “interested person” of the Corporation (as that term is defined under the 1940 Act) (each, an “Independent Director”) receives from the Funds a total annual retainer of $235,000, plus $30,000 for serving as the Board’s Chairperson and $15,000 as the Audit Committee Chairperson.

Each Independent Director is reimbursed for all out-of-pocket expense relating to attendance at meetings of the board and any Board committee. Directors who are not independent Directors, officers or employees of BIM and BNY Mellon do not receive compensation from the Funds. Fees paid are allocated to the Funds on a pro rata basis based on net assets.

G. Other Transactions. From time to time, the Funds may sell or purchase investments from affiliated funds. The prices of these transactions are based on valuations obtained in accordance with the valuation procedures followed by the Funds, as

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October 31, 2019

described in Note 3, applied on a consistent basis. For the year ended October 31, 2019, the Multi-Asset Opportunities Fund sold investments, at fair value, in the amount of $179,986,667 to the Large Cap Strategies Fund resulting in net realized gains of $15,832,301.

In December 2018, in connection with their launch, the California Municipal Bond Fund and New York Municipal Bond Fund purchased investments from various accounts separately managed by affiliates of the Advisor, at fair value, in the amounts of $30,935,067 and $44,547,809, respectively. The proceeds from the sale of such investments were used by the separately managed accounts to purchase shares of the California Municipal Bond Fund and the New York Municipal Bond Fund, as applicable.

Each Independent Director is reimbursed for all out-of-pocket expenses relating to attendance at meetings of the Board and any Board committee. Directors who are not Independent Directors, officers or employees of BIM and BNY Mellon do not receive compensation from the Funds. Fees paid are allocated to the Funds on a pro rata basis based on net assets.

8.	Securities Transactions:

Investment transactions for the year ended October 31, 2019, excluding short-term debt investments and U.S. Government securities, were as follows:

	Purchases	Sales
All Cap Core Fund	$551,279,704	$871,051,701
Large Cap Strategies Fund	11,638,368,229	12,975,757,305
All Cap ESG Fund	25,676,116	19,218,002
Small & Mid Cap Strategies Fund	2,933,243,496	3,427,302,043
Multi-Asset Opportunities Fund (Consolidated)	2,421,770,306	3,397,930,365
Fixed Income Fund	143,791,704	131,245,157
Municipal Bond Fund	1,799,962,571	531,359,104
California Municipal Bond Fund	399,194,576	100,272,327
New York Municipal Bond Fund	528,599,217	101,962,152

Purchase and sales of U.S. Government Securities, excluding those with maturity of one year or less during the year ended October 31, 2019 were as follows:

	Purchases	Sales
Multi-Asset Opportunities Fund	$216,724,640	$116,617,559
Fixed Income Fund	819,958,624	267,441,236
Municipal Bond Fund	262,251,713	177,253,059
California Municipal Bond Fund	12,153,672	11,790,953
New York Municipal Bond Fund	7,035,000	7,059,102

9.	Federal Income Taxes:

It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to make distributions from net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Federal income tax regulations differ from accounting principles generally accepted in the U.S.; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character within the components of net assets in the Statements of Assets and Liabilities. These permanent differences primarily arise from utilization of earnings and profits on shareholder redemptions. Financial records are not adjusted for temporary differences. Temporary differences primarily arise from the tax treatment of wash sales, passive foreign investment companies, and index options.

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As of October 31, 2019, the tax cost of investments and the breakdown of unrealized appreciation (depreciation) for each Fund were as follows:

	Cost of Investments Federal Income Tax Purposes	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
All Cap Core Fund	$ 1,310,904,492	$ 480,892,501	$ (23,161,436)	$ 457,731,065
Large Cap Strategies Fund	13,400,213,558	3,907,147,852	(344,308,954)	3,562,838,898
All Cap ESG Fund	36,457,155	3,992,843	(1,974,389)	2,018,454
Small & Mid Cap Strategies Fund	5,379,511,644	1,229,375,424	(365,913,111)	863,462,313
Multi-Asset Opportunities Fund	5,071,988,502	93,109,991	(131,011,285)	(37,901,294)
Fixed Income Fund	1,448,805,834	38,566,080	(1,741,759)	36,824,321
Municipal Bond Fund	3,567,668,668	90,925,976	(3,360,247)	87,565,729
California Municipal Bond Fund	330,619,913	7,140,740	(250,029)	6,890,711
New York Municipal Bond Fund	483,011,729	10,621,035	(253,590)	10,367,445

Permanent differences as of October 31, 2019, were as follows:

	Total Distributable Earnings /(Accumulated Loss)	Increase/ (Decrease) Paid-in-Capital
All Cap Core Fund	$(13,568,139)	$ 13,568,139
Large Cap Strategies Fund	(39,326,481)	39,326,481
Small & Mid Cap Strategies Fund	(36,734,156)	36,734,156
Multi-Asset Opportunities Fund	22,411,578	(22,411,578)

By investing in the Subsidiary, the Multi-Asset Opportunities Fund will gain exposure to commodities and commodity-linked instruments within the limits of Subchapter M of the Code.

The Funds may be subject to taxes imposed by other countries in which they invest. Such taxes are generally based on income earned as well as capital gains and in certain situations, unrealized gains. These taxes are accrued and applied to net investment income, net realized gains and unrealized gains, if applicable, as such income and/or gains are earned.

The Funds may accrue a deferred tax liability for unrealized gains on India and Pakistan securities based on existing tax rates and holding periods of the securities. As of October 31, 2019, the Large Cap Strategies Fund recorded a liability of $2,601,509 in the Statements of Assets and Liabilities as an estimate for potential future India and Pakistan capital gain taxes.

The tax character of distributions from the Funds during the year ended October 31, 2019 was as follows:

	All Cap Core Fund	Large Cap Strategies Fund	All Cap ESG Fund	Small & Mid Cap Strategies Fund	Multi-Asset Opportunities Fund
Distributions paid from:
Ordinary Income	$8,735,740	$160,749,063	$426,110	$30,502,515	$165,705,609
Net Long Term Capital Gains	72,802,423	523,537,109	—	553,794,055	119,446,447
Total Taxable Distributions	81,538,163	684,286,172	426,110	584,296,570	285,152,056
Tax Exempt Distributions	—		—	—	—
Total Distributions Paid	$81,538,163	$684,286,172	$426,110	$584,296,570	$285,152,056
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October 31, 2019

	Fixed Income Fund	Municipal Bond Fund	California Municipal Bond Fund	New York Municipal Bond Fund
Distributions paid from:
Ordinary Income	$22,911,587	$3,303,305	$715,655	$178,395
Net Long Term Capital Gains	—	—	—	—
Total Taxable Distributions	22,911,587	3,303,305	715,655	178,395
Tax Exempt Distributions	—	37,344,457	2,189,067	4,109,402
Total Distributions Paid	$22,911,587	$40,647,762	$2,904,722	$4,287,797

The tax character of distributions from the Funds during the year ended October 31, 2018 was as follows:

	All Cap Core Fund	Large Cap Strategies Fund	Small & Mid Cap Strategies Fund	Multi-Asset Opportunities Fund	Fixed Income Fund	Municipal Bond Fund
Distributions paid from:
Ordinary Income	$10,058,464	$114,335,758	$40,658,931	$321,461,177	$15,309,270	$2,434,787
Net Long Term Capital Gains	25,490,845	865,259,188	423,366,524	80,879,925	—	—
Total Taxable Distributions	35,549,309	979,594,946	464,025,455	402,341,102	15,309,270	2,434,787
Tax Exempt Distributions	—	—	—	—	—	28,901,990
Total Distributions Paid	$35,549,309	$979,594,946	$464,025,455	$402,341,102	$15,309,270	$31,336,777

The difference in classification between the amounts reflected above and the Statements of Changes in Net Assets is primarily due to short-term capital gain distributions.

As of and during the year ended October 31, 2019, the Funds did not have any liabilities for any uncertain tax positions. The Funds recognize interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties. The statute of limitation on each Fund’s U.S. federal income tax returns remains open for each of the four years ended October 31, 2019. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

As of October 31, 2019, the components of accumulated earnings/(deficits) on a tax basis were as follows:

	All Cap Core Fund	Large Cap Strategies Fund	All Cap ESG Fund	Small & Mid Cap Strategies Fund	Multi-Asset Opportunities Fund
Undistributed Tax Exempt Income	$—	$—	$—	$—	$—
Undistributed Ordinary Income	9,619,819	116,687,624	789,840	30,142,734	182,765,480
Undistributed Long-Term Capital Gains	146,728,201	701,673,580		259,222,320	—
Accumulated Earnings	156,348,020	818,361,204	789,840	289,365,054	182,765,480
Capital Loss Carryforwards	—	—	(1,346,302)		—
Unrealized Appreciation/(Depreciation)	457,731,065	3,559,720,661	2,019,635	863,461,643	(26,153,362)
Other Temporary Differences	—	—		—	(16,024)
Total Accumulated Earnings/(Deficits)	$614,079,085	$4,378,081,865	$1,463,173	$1,152,826,697	$156,596,094

	Fixed Income Fund	Municipal Bond Fund	California Municipal Bond Fund	New York Municipal Bond Fund
Undistributed Tax Exempt Income	$—	$4,271,601	$323,589	$505,781
Undistributed Ordinary Income	2,253,863	—	725,434	1,413,792
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October 31, 2019

	Fixed Income Fund	Municipal Bond Fund	California Municipal Bond Fund	New York Municipal Bond Fund
Accumulated Earnings	2,253,863	4,271,601	1,049,023	1,919,573
Capital Loss Carryforwards	(8,050,021)	(7,097,107)	—	—
Unrealized Appreciation/(Depreciation)	36,824,321	87,565,729	6,890,711	10,367,445
Total Accumulated Earnings/(Deficits)	$31,028,163	$84,740,223	$7,939,734	$12,287,018

As of October 31, 2019, the All Cap ESG Fund had a short-term capital loss carryforward of $1,344,284 and a long-term capital loss carryforward of $2,018, the Fixed Income Fund had a short-term capital loss carryforward of $1,851,568 and a long-term capital loss carryforward of $6,198,453 and the Municipal Bond Fund had a short-term capital loss carryforward of $2,734,013 and a long-term capital loss carryforward of $4,363,094 available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. This capital loss carryforward is not subject to expiration and must first be utilized to offset future realized gains of the same character.

The capital loss carryforward will reduce the applicable Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.

Under current tax law, ordinary losses incurred after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes.

10.	Commitments.

The Multi-Asset Opportunities Fund may invest in floating rate loan interests. In connection with these investments, the Multi-Asset Opportunities Fund may also enter into bridge loan commitments (“commitments”). Bridge loan commitments may obligate the Multi-Asset Opportunities Fund to furnish temporary financing to a borrower until permanent financing can be arranged. As of October 31, 2019, the Multi-Asset Opportunities Fund had no outstanding bridge loan commitments. In connection with these commitments, the Multi-Asset Opportunities Fund would earn a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which would be included in interest income in the Statements of Operations, is recognized ratably over the commitment period.

11.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

12.	Additional Tax Information (Unaudited)

Qualified Dividend Income (Unaudited)

The Funds designate a portion of the income dividends distributed during the fiscal year ended October 31, 2019, as Qualified Dividend Income (“QDI”) as defined in the Code as follows:

All Cap Core Fund	100.00%
Large Cap Strategies Fund	100.00%
All Cap ESG Fund	100.00%
Small & Mid Cap Strategies Fund	100.00%
Multi-Asset Opportunities Fund	4.68%

Qualified Interest Income (Unaudited)

The Funds designate a portion of the income dividends distributed during the fiscal year ended October 31, 2019, as Qualified Interest Income as defined in the Code as follows:

All Cap Core Fund	3.41%
Large Cap Strategies Fund	2.08%
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October 31, 2019

All Cap ESG Fund	0.97%
Small & Mid Cap Strategies Fund	2.47%
Multi-Asset Opportunities Fund	68.51%
Fixed Income Fund	97.92%
Municipal Bond Fund	7.36%
California Municipal Bond Fund	20.06%
New York Municipal Bond Fund	3.44%

Qualified Short Term Gain (Unaudited)

The Funds designate a portion of the income dividends distributed during the fiscal year ended October 31, 2019, as Qualified Short-Term Gain as defined in the Code as follows:

Strategic Opportunities Fund	100.00%

Dividends Received Deduction (Unaudited)

For the fiscal year ended October 31, 2019, the following percentage of income dividends paid by the Funds qualifies for the Dividends Received Deduction available to corporations:

All Cap Core Fund	100.00%
Large Cap Strategies Fund	100.00%
All Cap ESG Fund	33.45%
Small & Mid Cap Strategies Fund	88.81%
Multi-Asset Opportunities Fund	2.30%

Long Term Capital Gain Dividends (Unaudited)

The Funds designate Long-Term Capital Gain dividends pursuant to Section 852(b)(3) of the Code for the fiscal year ended October 31, 2019 as follows:

All Cap Core Fund	$72,802,423
Large Cap Strategies Fund	523,537,109
Small & Mid Cap Strategies Fund	553,794,055

U.S. Government Income (Unaudited)

The percentages of the ordinary income dividends paid by the Funds during the fiscal year ended October 31, 2019 which were derived from U.S. Treasury securities were as follows:

All Cap Core Fund	0.12%
Large Cap Strategies Fund	1.11%
Small & Mid Cap Strategies Fund	1.61%
Multi-Asset Opportunities Fund	10.62%
Fixed Income Fund	65.37%
Municipal Bond Fund	17.13%
California Municipal Bond Fund	1.76%
New York Municipal Bond Fund	0.58%

Tax Exempt Distributions (Unaudited)

The distributions designated as tax exempt dividends paid for the fiscal year ended October 31, 2019 were as follows:

Municipal Bond Fund	$4,271,601
California Municipal Bond Fund	323,589
New York Municipal Bond Fund	505,781
190

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Directors of Old Westbury Funds, Inc.

Opinion on the Financial Statements

We have audited the accompanying (consolidated) statements of assets and liabilities of Old Westbury Funds, Inc. (the “Corporation”) (comprising All Cap Core Fund, Large Cap Strategies Fund, All Cap ESG Fund, Small & Mid Cap Strategies Fund, Multi-Asset Opportunities Fund (consolidated), Fixed Income Fund, Municipal Bond Fund, California Municipal Bond Fund and New York Municipal Bond Fund (collectively referred to as the “Funds”)), including the (consolidated) portfolios of investments of All Cap Core Fund, Large Cap Strategies Fund, All Cap ESG Fund, Multi-Asset Opportunities Fund (consolidated), Fixed Income Fund, Municipal Bond Fund, California Municipal Bond Fund and New York Municipal Bond Fund and the condensed portfolio of investments of Small & Mid Cap Strategies Fund, as of October 31, 2019, and the related (consolidated) statements of operations and changes in net assets, and the (consolidated) financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the (consolidated) financial position of each of the Funds at October 31, 2019, the (consolidated) results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Funds comprising Old Westbury Funds, Inc.	Statement of operations	Statement of changes in net assets	Financial highlights
All Cap Core Fund Large Cap Strategies Fund Small & Mid Cap Strategies Fund Multi-Asset Opportunities Fund Fixed Income Fund Municipal Bond Fund	For the year ended October 31, 2019	For each of the two years in the period ended October 31, 2019	For each of the five years in the period ended October 31, 2019

All Cap ESG Fund	For the year ended October 31, 2019	For the year ended October 31, 2019 and the period from March 1, 2018 (commencement of operations) through October 31, 2018

California Municipal Bond Fund New York Municipal Bond Fund	For the period from December 4, 2018 (commencement of operations) through October 31, 2019

Basis for Opinion

These financial statements are the responsibility of the Corporation’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Corporation in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Corporation is not required to have, nor were we engaged to perform, an audit of the Corporation’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Corporation’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019, by correspondence with the custodians and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Corporation’s auditor since 2006.

New York, New York

December 27, 2019

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Directors and Officers of Old Westbury Funds, Inc. (Unaudited)

Independent and Interested Directors. The following table sets forth certain information with respect to the Directors of the Corporation, each of which, under current Board policy, may serve until the end of the calendar year during which he or she reaches the applicable mandatory retirement age established by the Board.

Name, Address, and Age	Position(s) Held with the Corporation	Term of Office and Length of Time Served as a Director of the Corporation	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Director- ships[1] Held by Director During Past 5 Years
Interested Director

George H. Wilcox[2] 630 Fifth Avenue New York, NY 10111 Age: 54	Director	Indefinite term; 1 Year	President of Bessemer (2013-Present).	9	0

Independent Directors

Alexander Ellis III 630 Fifth Avenue New York, NY 10111 Age: 70	Chairman & Director	Indefinite term; 6 Years	General Partner, Rockport Capital Partners (2000-Present).	9	1[3]

Patricia L. Francy 630 Fifth Avenue New York, NY 10111 Age: 74	Director	Indefinite term; 15 Years	Director, corporate, and foundation boards.	9	1[4]

J. David Officer 630 Fifth Avenue New York, NY 10111 Age: 71	Director	Indefinite term; 8 Years	Independent Director.	9	2[5]

R. Keith Walton 630 Fifth Avenue New York, NY 10111 Age: 55	Director	Indefinite term; 3 Years	Senior Adviser & Venture Partner, Plexo LLC (March 2018-Present); Senior Adviser, Vatic Labs LLC (May 2018-Present); Executive Vice President and Chief Legal Officer, Zero Mass Water LLC (July 2017-Present); and Vice President, Strategy, Arizona State University (2013-July 2017).	9	6[6]
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Directors and Officers of Old Westbury Funds, Inc. (Unaudited) - (Continued)

[1]	Directorships held during the last five years in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[2]	Directors who are or may be deemed “interested persons” (as defined under the 1940 Act) of the Corporation, BIM (as defined below) or Bessemer (as defined below) are referred to as Interested Directors. Mr. Wilcox is deemed an Interested Director by virtue of his position as President of Bessemer Trust Company, N.A. Mr. Wilcox also serves as Director of Bessemer Trust Company (Cayman) Ltd. and Bessemer Investor Services.
[3]	Mr. Ellis has served as Director of Clean Diesel Technologies Inc.
[4]	Ms. Francy has served as Director of Siebert Financial Corp.
[5]	Mr. Officer serves, or has served, as Director of the following entities: DBX ETF Trust (40); and Ilex Partners (Asia) LLC.
[6]	Mr. Walton serves as Director of the following entities: Blue Crest Capital Management, LLC Funds, Global Infrastructure Partners, Systematica Investments Limited, Zweig Fund Inc., Zweig Total Return Fund Inc. and Virtus Closed-End Funds.
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Old Westbury Funds, Inc.
Directors and Officers of Old Westbury Funds, Inc. (Unaudited) - (Continued)

Officers. The table below sets forth certain information with respect to the Officers of the Corporation:

Name, Address, and Age	Position(s) Held with the Corporation	Term of Office and Length of Time Served as an Officer of the Corporation	Principal Occupation(s) During Past Five Years

David W. Rossmiller 630 Fifth Avenue New York, NY 10111 Age: 61	President & Chief Executive Officer	Indefinite; 7 Years	Managing Director and Head of Fixed Income, Bessemer Trust Company, N.A. (Since 2010).

Yvette M. Garcia 630 Fifth Avenue New York, NY 10111 Age: 49	Chief Legal Officer	Indefinite; 1 Year	Managing Director, Secretary and General Counsel, The Bessemer Group, Incorporated and principal bank subsidiaries and Bessemer Securities Corporation (Since June 2018); General Counsel, Rockefeller & Co. (2012-2018).

Matthew A. Rizzi 630 Fifth Avenue New York, NY 10111 Age: 46	Vice President & Treasurer	Indefinite; 5 Years	Principal and Head of Fund Accounting, Bessemer Trust Company, N.A. (Since 2018); Principal and Head of Trust Accounting and Fees, Bessemer Trust Company, N.A. (2015-2017); Senior Vice President and Head of Trust Accounting, Bessemer Trust Company, N.A. (2007-2014).

Nicola R. Knight 630 Fifth Avenue New York, NY 10111 Age: 56	Assistant Secretary	Indefinite; 10 Years	Principal and Associate General Counsel of Bessemer Trust Company, N.A. (Since 2007).

Thomas G. Kennedy 630 Fifth Avenue New York, NY 10111 Age: 49	Chief Compliance Officer	Indefinite; 3 Years	Chief Compliance Officer of Bessemer Investment Management LLC (Since July 2016); Principal and Director of Investment Management Compliance, Bessemer Trust Company, N.A. (Since July 2016) Head of Alternatives Compliance, Aberdeen Asset Management Inc. (January 2016-April 2016); Managing Director and Chief Compliance Officer, Arden Asset Management LLC (2008-2015).
194

Old Westbury Funds, Inc.
Directors and Officers of Old Westbury Funds, Inc. (Unaudited) - (Continued)

Name, Address, and Age	Position(s) Held with the Corporation	Term of Office and Length of Time Served as an Officer of the Corporation	Principal Occupation(s) During Past Five Years

Richard Murtagh 630 Fifth Avenue New York, NY 10111 Age: 58	Vice President & Assitant Treasurer	Indefinite; 5 Years	Managing Director and Corporate Controller, Bessemer Trust Company, N.A. (Since 2010).

David Schwart 801 Brickell Avenue Suite 2250 Miami, FL 33131 Age: 48	Vice President & Anti-Money Laundering Compliance Officer	Indefinite; 4 Years	Vice President and Associate Director of Bank Compliance, Bessemer Trust Company, N.A. (Since April 2013).

Marianna DiBenedetto 760 Moore Road King of Prussia, PA 19406 Age: 54	Vice President and Assistant Treasurer	Indefinite; 1 Year	Vice President and Group Manager of Fund Accounting and Administration Client Services, The Bank of New York Mellon (“BNY Mellon”) (Since 2010).

Jack Jafolla 760 Moore Road King of Prussia, PA 19406 Age: 49	Assistant Treasurer	Indefinite; 13 Years	Vice President and Lead Manager of NAV Operations, BNY Mellon (Since 2008).

Lisa M. King 301 Bellevue Parkway Wilmington, DE 19809 Age: 51	Secretary	Indefinite; 3 Years	Vice President and Group Manager, BNY Mellon (Since 2017); Vice President and Counsel, BNY Mellon (2016-2017); Counsel, Stradley, Ronon, Stevens & Young LLP (2007-2016).

William H. Wallace, III 301 Bellevue Parkway Wilmington, DE 19809 Age: 49	Assistant Secretary	Indefinite; 3 Years	Secretary of the Corporation (2015-2016); Vice President and Manager, BNY Mellon (Since 2010).

The Statement of Additional Information (“SAI”) includes additional information about the Corporation’s Directors and Officers and is available upon request, without charge. To obtain a copy of the SAI, please call (800) 607-2200.

195

Old Westbury Funds, Inc.
Additional Information (Unaudited)

Information on Proxy Voting:

The Funds’ proxy voting guidelines, used to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling (800) 607-2200; and (ii) on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Information on Form N-Q:

The Funds provide a complete list of the Funds’ holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the Schedule of Investments appear in the Funds’ semi-annual and annual reports to shareholders. For the first and third quarters, the Funds file the Schedule of Investments with the SEC on Form N-Q. Shareholders can obtain the Funds’ Form N-Q (i) without charge, upon request, by calling (800) 607-2200; and (ii) on the SEC’s website at http://www.sec.gov. The Fund’s N-Q may be reviewed or copied at the SEC Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Information on Form N-PORT

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-PORT. Prior to March 31, 2019, each Fund filed a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-PORT and Forms N-Q are available on the SEC’s website at http:www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling (800) 607-2200.

Statement Regarding Liquidity Risk Management Program:

The Board of Directors (the “Board” or the “Directors”) of Old Westbury Funds, Inc. (the “Corporation”), including the Directors who are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”), approved the Corporation’s Liquidity Risk Management Program (the “Program”), which addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation with respect to Old Westbury All Cap Core Fund, Old Westbury Large Cap Strategies Fund, Old Westbury All Cap ESG Fund, Old Westbury Small & Mid Cap Strategies Fund, Old Westbury Multi-Asset Opportunities Fund, Old Westbury Fixed Income Fund, Old Westbury Municipal Bond Fund, Old Westbury California Municipal Bond Fund, and Old Westbury New York Municipal Bond Fund (each, a “Fund” and, collectively, the “Funds”). The Program is effective on June 1, 2019.

196

Old Westbury Funds, Inc.
Renewal of Investment Advisory Agreement and Sub-Advisory Agreements (Unaudited)

At a meeting held on July 24, 2019, the Board of Directors (the “Board” or the “Directors”) of Old Westbury Funds, Inc. (the “Corporation”), including the Directors who are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) of any party to the agreements defined below (“Independent Directors”), unanimously approved the continuation of the following investment advisory and sub-advisory agreements (collectively, the “Agreements”): (1) an investment advisory agreement between Bessemer Investment Management LLC (“BIM” or the “Adviser”) and the Corporation on behalf of Old Westbury All Cap Core Fund (“All Cap Core Fund”), Old Westbury Large Cap Strategies Fund (“Large Cap Strategies Fund”), Old Westbury All Cap ESG Fund (“All Cap ESG Fund”), Old Westbury Small & Mid Cap Strategies Fund (“Small & Mid Cap Strategies Fund”), Old Westbury Multi-Asset Opportunities Fund (“Multi-Asset Opportunities Fund”), Old Westbury Fixed Income Fund (“Fixed Income Fund”), Old Westbury Municipal Bond Fund (“Municipal Bond Fund”), Old Westbury California Municipal Bond Fund (“California Municipal Bond Fund”), and Old Westbury New York Municipal Bond Fund (“New York Municipal Bond Fund”) (each, a “Fund” and, collectively, the “Funds”), (2) a sub-advisory agreement among BIM, Dimensional Fund Advisors LP (“Dimensional”) and the Corporation on behalf of the Small & Mid Cap Strategies Fund, (3) a sub-advisory agreement among BIM, Champlain Investment Partners, LLC (“Champlain”) and the Corporation on behalf of the Small & Mid Cap Strategies Fund, (4) a sub-advisory agreement among BIM, BlackRock Financial Management, Inc. (“BlackRock”) and the Corporation on behalf of the Multi-Asset Opportunities Fund, (5) a sub-advisory agreement among BIM, Sands Capital Management, LLC (“Sands”) and the Corporation on behalf of the Large Cap Strategies Fund, (6) a sub-advisory agreement among BIM, Muzinich & Co, Inc. (“Muzinich”) and the Corporation on behalf of the Multi-Asset Opportunities Fund, (7) a sub-advisory agreement among BIM, Harding Loevner LP (“Harding Loevner”) and the Corporation on behalf of the Large Cap Strategies Fund, (8) a sub-advisory agreement among BIM, Martingale Asset Management, L.P. (“Martingale”) and the Corporation on behalf of the Small & Mid Cap Strategies Fund, (9) a sub-advisory agreement among BIM, Baillie Gifford Overseas Limited (“Baillie Gifford”) and the Corporation on behalf of the Small & Mid Cap Strategies Fund, (10) a sub-advisory agreement among BIM, Polunin Capital Partners Limited (“Polunin”) and the Corporation on behalf of the Small & Mid Cap Strategies Fund, and (11) a sub-advisory agreement among BIM, Acadian Asset Management LLC (“Acadian”) and the Corporation on behalf of the Small & Mid Cap Strategies Fund (Polunin, Dimensional, Champlain, BlackRock, Sands, Muzinich, Harding Loevner Martingale and Baillie Gifford together, the “Sub-Advisers”). At both the meeting of the Board held on July 24, 2019 and the meeting of the Board held on April 24, 2019, the Board had requested and received substantial information regarding the Adviser, each of the Sub-Advisers, and the Agreements, as well as related matters pertaining to the fee rates charged and services provided by affiliated service providers. The Independent Directors also met in person with Counsel to the Independent Directors on June 14, 2019, during which time they conducted a review of substantial information from the Adviser and Sub-Advisers. The Directors reviewed detailed due diligence questionnaires from BIM and each of the Sub-Advisers, as well as substantial information concerning, among other things, each Fund’s performance, comparative fee and expense information as well as information regarding BIM and each of the Sub-Advisers relating to their respective organizations, compliance and regulatory processes and programs and financial conditions. The Directors also discussed and considered economies of scale and how the Adviser shared those economies with the Funds’ shareholders. The Board received and discussed information concerning BIM’s and each Sub-Adviser’s performance, the use of affiliated brokers to execute transactions, the use of soft dollars, best execution, portfolio manager compensation, and whether there are any other direct or indirect benefits received by the Adviser or the Sub-Advisers in managing the Funds. In addition, the Adviser supplied the Directors with additional information concerning its estimated profitability from managing the Funds. Moreover, the Board had received and considered materials and presentations throughout the course of the year relating to the investment management, performance and operation of the Funds.

The Board considered information about BIM and the Sub-Advisers, the performance of the Funds and certain additional factors described above and below that it deemed relevant. The following summary details the materials and factors that the Board considered, among others, and the conclusions they reached, in approving the continuance of the Agreements.

(1) The nature, extent and quality of services provided by the Adviser and Sub-Advisers.

The Board considered the scope and quality of services provided by the Adviser and Sub-Advisers, particularly the qualifications, capabilities and experience of the investment, operational, compliance, legal and other personnel who are responsible for providing services to the Funds. The Board also considered the fact that the Adviser and Sub-Advisers pay the costs of all investment and management facilities necessary for the efficient conduct of their respective services. The Board further considered the role and efforts of the Adviser in providing oversight of the various Sub-Advisers for the Funds, including in overseeing the service of, and in monitoring the performance of, each Sub-Adviser, as well as determining the appropriate allocation of assets to Sub-Advisers. The Board also considered the Adviser’s role in making recommendations to the Board regarding retaining or replacing Sub-Advisers where appropriate and in conducting the necessary searches and due diligence of prospective new sub-advisers. In this regard, the Board noted the information that it had received regarding the Adviser’s on-going

197

Old Westbury Funds, Inc.
Renewal of Investment Advisory Agreement and Sub-Advisory Agreements (Unaudited) - (Continued)

due diligence with respect to each Sub-Adviser, including the Adviser’s review of, among other things, each Sub-Adviser’s investment process, compliance program and performance. The Board also took into account the various reports it received throughout the year regarding the activities and operation of various oversight and operations groups within BIM and its affiliates, such as External Managers Solutions Group, Internal Audit, Cybersecurity and Business Continuity, and Investment Risk Management. The Board also considered the role of the Pricing Committee in the valuation of the Funds’ portfolio instruments, including its role in determining fair values for securities pursuant to the Corporation’s Valuation Policies, as well as its role in selecting and monitoring pricing service providers and, foreign fair value service providers.

In addition, the Board considered that the Adviser manages the overall investment program of the Funds and that the Adviser keeps the Board informed of important developments affecting the Funds, both in connection with the Board’s annual review of the Investment Advisory Agreement and Sub-Advisory Agreements and at each Board meeting. The Board also noted that it received in-person reports from each Sub-Adviser on a rotating schedule. The Board evaluated these factors based on its direct experience with the Adviser, and in consultation with Counsel to the Corporation and Counsel to the Independent Directors, as well as Counsel to the Independent Directors alone. The Board also considered the Adviser’s effectiveness in ensuring that the Funds are in compliance with their respective investment policies and restrictions and the requirements of the 1940 Act and related securities regulations. The Board further noted the Adviser’s and its affiliates’ efforts to oversee the Funds’ other service providers, including those providing administrative, accounting and custodial services.

Based on these factors, as well as other factors discussed herein, the Board concluded that the nature, quality and extent of services provided by the Adviser and Sub-Advisers have been and continue to be satisfactory.

(2) The performance of the Funds and the Adviser and Sub-Advisers.

The Board’s analysis of the Funds’ performance included the discussion and review of the performance data of each of the Funds against securities benchmarks as well as against a competitive group of similar funds, based on, in part, information provided by an independent, third-party mutual fund data provider. The Board considered that for some Funds, like the Multi-Asset Opportunities Fund, the investment strategy employed by the Fund was distinct from any securities benchmark and was different than that employed by other funds, making performance comparisons against benchmarks and industry peers less meaningful. The Board reviewed comparative performance over long-, intermediate- and short-term periods. In reviewing performance, the Board placed greater emphasis on longer-term performance than on shorter-term performance, taking into account that over short periods of time underperformance may be transitory. The Board also considered the performance of the Funds in the context of whether the Funds were meeting the expectations of the clients invested in the Funds. In this regard, the Board considered that the Fixed Income Fund, New York Municipal Bond Fund, California Municipal Bond Fund, and the Municipal Bond Fund were designed as conservative investment products and that clients were most interested in capital preservation when investing in those particular Funds. As a result, the Board determined that the Fixed Income Fund, Municipal Bond Fund, New York Municipal Bond Fund and California Municipal Bond Fund appeared to be meeting their investment objectives even though both Funds may have underperformed their competitive peer groups during certain periods.

The Board considered the performance of the Adviser and each of the Sub-Advisers both against comparative benchmarks as well as against similarly managed accounts, if applicable, managed by the Adviser and Sub-Advisers. When reviewing performance against similarly managed accounts, the Board considered, among other things, differences in the nature of such accounts from a regulatory and tax perspective and differences in the investment mandate from that of the Funds. In evaluating the Funds’ performance, the Board also considered the principal role of the Funds as part of the asset allocation strategy for client accounts maintained by Bessemer and its affiliates.

(3) The cost of the advisory and sub-advisory services and the profits to the Adviser and its affiliates from the relationship with the Funds.

In connection with the Board’s consideration of the level of the advisory and sub-advisory fees, the Board considered a number of factors. The Board’s analysis of each Fund’s advisory fees and expenses included a discussion and review of data concerning the current fee and expense ratios of each Fund compared to a peer group of similar funds and noted that each Fund’s advisory fee and expenses were generally in line with those of their representative group. The Board also noted the applicable advisory fee breakpoints as well as the Adviser’s contractual commitment to waive advisory fees for certain of the Funds. Additionally, the Board considered the Adviser’s profitability. With respect to the Sub-Advisory Agreements with the Sub-Advisers, the Board noted that the Sub-Advisers’ fees were paid entirely by the Adviser so that no additional expenses would be borne by shareholders for the engagement of the Sub-Advisers. The Board noted that Sub-Advisory fee levels were arrived at pursuant to an arms-length negotiation between the Adviser and each Sub-Adviser. The Board also considered fee data from

198

Old Westbury Funds, Inc.
Renewal of Investment Advisory Agreement and Sub-Advisory Agreements (Unaudited) - (Continued)

the Sub-Advisers with respect to similarly managed accounts and considered the relevance of differences in the services provided to separate accounts as they relate to differences in the fees charged in connection with the Funds. The Board also took into account the significant costs and risks assumed by BIM in connection with launching and maintaining the Funds, including entrepreneurial risks.

Based on this analysis as well as other factors described herein, including the fact that the Funds are intended principally to satisfy asset allocation requirements of client accounts maintained by Bessemer and its affiliates, the Board concluded that the advisory fee schedule for each Fund was fair and reasonable in light of the quality of services provided by the Adviser and Sub-Advisers.

(4) The extent to which economies of scale will be realized as the Funds grow and whether fee levels reflect those economies of scale.

The Board considered the information provided by the Adviser relating to economies of scale. In this regard, the Board noted the current advisory fee breakpoint levels at $500 million and $1 billion with respect to All Cap Core Fund, All Cap ESG Fund, Fixed Income Fund, California Municipal Bond Fund, New York Municipal Bond Fund, and Municipal Bond Fund, and at $1.25 billion and $2.5 billion for the Multi-Asset Opportunities Fund and Large Cap Strategies Fund. The Board also considered the experience of the Adviser in managing the Funds, as well as the Adviser’s profitability analysis. The Board also noted other areas where each Fund may share in economies of scale, including through potential lower fees charged by third-party service providers based on the combined size of the Funds.

(5) Ancillary benefits and other factors.

In addition to the above factors, the Board also discussed other benefits received by the Adviser, the Sub-Advisers and their affiliates from the management of the Funds (such as soft-dollar credits), including the ability to market their advisory services for similar products in the future. In addition, the Board discussed the compensation payable by the Funds to affiliates of the Adviser for other services including administrative services, shareholder servicing and custody. The Board considered comparative information relating to the fees charged for these services and reviewed reports from the Adviser and its affiliates regarding their capabilities and experience in providing these services. The Board also discussed the use of the Funds as asset allocation investment vehicles for clients of Bessemer and its affiliates, with the resulting expectation that the asset sizes of the Funds would grow as Bessemer’s client base grows. The Board concluded that advisory and sub-advisory fees were reasonable in light of these fall-out benefits.

Conclusion:

The Board, including all of the Independent Directors, concluded that the fees payable under the Investment Advisory Agreement and Sub-Advisory Agreements were fair and reasonable with respect to the services that BIM and each Sub-Adviser provide, in light of the factors described above that the Board deemed relevant. The Board based its decision on an evaluation of all these factors as a whole and did not consider any one factor as all-important or controlling. The Independent Directors were also assisted by the advice of Counsel to the Independent Directors, as well as Counsel to the Corporation, in making this determination.

199

Investment Adviser:

Bessemer Investment Management LLC
630 Fifth Avenue
New York, NY 10111
(212) 708-9100

Distributor:

Foreside Funds Distributors LLC
400 Berwyn Park
899 Cassatt Road
Berwyn, PA 19312

Custodians:

Bessemer Trust Company
100 Woodbridge Center Drive
Woodbridge, NJ 07095

Citibank, N.A.
388 Greenwich Street
New York, NY 10013

Administrator:

BNY Mellon Investment Servicing (US) Inc.
760 Moore Road
King of Prussia, PA 19406

Transfer Agent:

BNY Mellon Investment Servicing (US) Inc.
760 Moore Road
King of Prussia, PA 19406

Independent Registered Public Accounting Firm:

Ernst & Young LLP
5 Times Square
New York, NY 10036

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risks, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectus which contains facts concerning the Funds’ objectives and policies, management fees, expenses and other information.

The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Furthermore, Bessemer Investment Management LLC and its affiliates, as agents for their clients, and any of its officers or employees may have a beneficial interest or position in any of the securities mentioned, which may be contrary to any opinion or projection expressed in this report.

Cusip 680414307

Cusip 680414604

Cusip 680414109

Cusip 680414406

Cusip 680414505

Cusip 680414802

Cusip 680414885

Cusip 680414869

Cusip 680414877

(OWF_A21-AR2019)

(12/19)

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

The Code of Ethics for Principal Executive and Principal Financial Officers is attached as an Exhibit under Item 13(a)(1).

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

The registrant’s board of directors has determined that the registrant has four audit committee financial experts serving on its audit committee and those persons (Patricia L. Francy, Alexander Ellis III, J. David Officer and R. Keith Walton) are “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $771,900 in 2019 and $718,150 in 2018.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $8,700 in 2019 and $7,200 in 2018. Fees for both 2019 and 2018 relate to the review of financial statement data incorporated in the Funds periodic N-1A filings.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $262,809 in 2019 and $324,405 in 2018. Fees for both 2019 and 2018 relate to the review of federal income and excise tax returns, review of capital gains distribution calculations and certain global tax compliance services.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $60,500 in 2019 and $53,500 in 2018. Fees for both 2019 and 2018 relate to the review of holdings for the Funds’ affiliated custodian under Rule 17f-2 and regulatory reporting for OWF Multi-Asset Opportunities Fund Ltd.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Before an auditor is engaged by the Funds to render audit services, the Audit Committee reviews and approves the engagement, including all related fees. The Audit Committee also reviews and approves in advance, unless excepted under Rule 2-01(c)(7) of Regulation S-X, any proposal that the Funds employ their auditor to render “permissible non-audit services” to the Funds, including all related fees. In addition, the Audit Committee reviews and approves in advance, unless excepted under Rule 2-01(c)(7) of Regulation S-X, any proposal that the Adviser, and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Funds, employ the Funds’ Auditor to render non-audit services, if such engagement would relate directly to the operations and financial reporting of the Funds. As a part of its review, the Audit Committee considers whether the provision of such services does not impact the Auditor’s independence.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	0%

(c)	0%

(d)	0%

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $463,318 in 2019 and $377,905 in 2018.

(h)	The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-

adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of reporting period for the Old Westbury Small & Mid Cap Strategies Fund is listed below. The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Old Westbury All Cap Core Fund, Old Westbury Large Cap Strategies Fund, Old Westbury All Cap ESG Fund, Old Westbury Multi-Asset Opportunities Fund, Old Westbury Fixed Income Fund, Old Westbury Municipal Bond Fund, Old Westbury California Municipal Bond Fund, and Old Westbury New York Municipal Bond Fund are included as part of the report to shareholders filed under Item 1 of this form.

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments	October 31, 2019

Shares		Value
COMMON STOCKS — 91.0%
ARGENTINA — 0.2%
19,694	MercadoLibre, Inc.(a)	$10,270,815
AUSTRALIA — 2.2%
24,428	A2B Australia Ltd.	26,691
1,016,185	Accent Group Ltd.	1,057,767
150,284	Adairs Ltd.	183,887
28,032	Adelaide Brighton Ltd.	59,518
34,185	Ainsworth Game Technology Ltd.	18,852
122,137	Alkane Resources Ltd.(a)	60,200
8,091	Alliance Aviation Services Ltd.	14,055
9,699	ALS Ltd.	53,956
343,601	Altium Ltd.	7,622,208
45,885	Alumina Ltd.	71,802
26,409	AMA Group Ltd.	25,032
175,712	AMP Ltd.	222,268
469,019	Ansell Ltd.	8,923,595
16,541	AP Eagers Ltd.	139,567
4,303	Appen Ltd.	64,872
2,598	Arb Corp Ltd.	32,434
30,727	Asaleo Care Ltd.(a)	20,229
8,523	Atlas Arteria Ltd.	47,179
5,687	AUB Group Ltd.	48,416
4,018,028	Aurelia Metals Ltd.	1,301,821
39,288	Aurizon Holdings Ltd.	159,791
21,946	AusNet Services	27,988
940,256	Austal Ltd.	2,709,335
16,016	Australian Agricultural Co. Ltd.(a)	10,875
19,946	Australian Finance Group Ltd.	37,124
37,311	Australian Pharmaceutical Industries Ltd.	34,080
91,400	Baby Bunting Group Ltd.	248,876
30,036	Bank of Queensland Ltd.	187,383
5,331	Bapcor Ltd.	26,276
240,444	Base Resources Ltd.(a)	39,780
183,622	Beach Energy Ltd.	289,868
6,923	Bega Cheese Ltd.	17,085
5,237	Bellamy’s Australia Ltd.(a)	46,318
19,694	Bendigo & Adelaide Bank Ltd.	144,585
513	Blackmores Ltd.	30,611
235,494	BlueScope Steel Ltd.	2,163,966
108,004	Boral Ltd.	374,497
1,398,915	Bravura Solutions Ltd.	3,963,451
2,824	Breville Group Ltd.	29,863
186,758	Brickworks Ltd.	2,328,939
78,298	BWP Trust, REIT	223,995
30,620	Caltex Australia Ltd.	575,613
67,610	Capitol Health Ltd.	11,186
6,165	carsales.com Ltd.	66,043
96,536	Cash Converters International Ltd.(a)	15,971
12,295	Cedar Woods Properties Ltd.	60,177
19,516	Challenger Ltd.	107,089
343,968	Champion Iron Ltd.(a)	505,054
Shares		Value
AUSTRALIA (continued)
277,481	Charter Hall Group REIT	$2,161,484
16,420	Citadel Group Ltd. (The)	40,183
24,057	City Chic Collective Ltd.	46,103
90,657	Cleanaway Waste Management Ltd.	115,302
1,515	Clinuvel Pharmaceuticals Ltd.	31,916
50,518	Clover Corp. Ltd.	107,608
17,924	Coca-Cola Amatil Ltd.	125,413
47,469	Codan Ltd.	202,881
107,656	Collins Foods Ltd.	759,939
15,874	Computershare Ltd.	173,333
37,212	Cooper Energy Ltd.(a)	14,237
2,470	Corporate Travel Management Ltd.	30,019
1,759	Credit Corp. Group Ltd.	38,050
2,442	Crown Resorts Ltd.	20,975
268,597	CSR Ltd.	766,552
134,080	Data#3 Ltd.	317,953
24,019	Decmil Group Ltd.	14,239
49,476	Dicker Data Ltd.	239,426
1,566	Domino’s Pizza Enterprises Ltd.	55,066
40,623	Downer EDI Ltd.	225,428
23,388	DWS Ltd.	17,171
6,964	Elders Ltd.	28,372
21,026	Emeco Holdings Ltd.(a)	25,872
296,360	EML Payments Ltd.(a)	817,184
2,827	Enero Group Ltd.	4,190
490,049	Estia Health Ltd.	949,262
23,471	EVENT Hospitality and Entertainment Ltd.	212,278
1,038,844	Evolution Mining Ltd.	2,957,609
7,724	Fleetwood Corp. Ltd.(a)	11,927
12,446	Flexigroup Ltd.	16,730
1,383	Flight Centre Travel Group Ltd.	40,604
4,600	G.U.D. Holdings Ltd.	34,310
21,841	G8 Education Ltd.	38,694
10,000	Gbst Holdings Ltd(a),(b)	24,127
100,217	GDI Property Group, REIT	107,772
70,597	Genworth Mortgage Insurance Australia Ltd.	189,798
5,454	GrainCorp Ltd. - Class A	27,183
32,430	GWA Group Ltd.	64,831
6,691	Hansen Technologies Ltd.	15,682
14,059	Harvey Norman Holdings Ltd.	39,639
11,239	Healius Ltd.	23,863
12,220	Helloworld Travel Ltd.	37,907
172,755	Horizon Oil Ltd.(a)	16,672
12,182	Hotel Property Investments Trust	26,873
49,386	HT&E, Ltd.	56,173
3,631	Huon Aquaculture Group Ltd.	11,414
305,829	IDP Education Ltd.	3,752,658
1,543,299	Iluka Resources Ltd.	10,000,421
531,650	Imdex Ltd.	582,725
1,039,595	Incitec Pivot Ltd.	2,472,428
763,787	Independence Group NL	3,353,915

1

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2019

Shares		Value
AUSTRALIA (continued)
420,073	Infomedia Ltd.	$663,133
104,468	Integrated Research Ltd.	213,165
4,429	InvoCare Ltd.	39,966
11,100	IOOF Holdings Ltd.	56,470
256,724	IPH Ltd.	1,428,171
3,410	Iress Ltd.	29,948
34,618	JB Hi-Fi Ltd.	883,921
63,565	Johns Lyng Group Ltd.	81,064
285,205	Jumbo Interactive Ltd.	4,366,626
75,445	Jupiter Mines Ltd.	17,423
5,319	Link Administration Holdings Ltd.	20,533
2,295	Lovisa Holdings Ltd.	21,326
364,347	MACA Ltd.	238,605
635,918	Macmahon Holdings Ltd.	94,250
45,678	Magellan Financial Group Ltd.	1,516,785
23,600	Mastermyne Group Ltd.	17,774
993,311	Mayne Pharma Group Ltd.(a)	352,641
3,121	McMillan Shakespeare Ltd.	34,488
37,785	McPherson’s Ltd.	60,169
80,562	Medibank Private Ltd.	187,710
20,344	Medusa Mining Ltd.(a)	10,588
63,733	Metcash Ltd.	123,895
15,848	Michael Hill International Ltd.	7,374
5,150	Mineral Resources Ltd.	50,767
134,699	MMA Offshore Ltd.(a)	17,875
186,000	MMG Ltd.(a)	38,928
2,115	Monadelphous Group Ltd.	22,365
103,470	Monash IVF Group Ltd.	73,110
30,549	Money3 Corp. Ltd.	45,277
2,778,730	Mount Gibson Iron Ltd.	1,455,795
400,574	Myer Holdings Ltd.(a)	150,494
37,601	MyState Ltd.	122,862
426,795	Navigator Global Investments Ltd.	723,760
39,073	Netwealth Group Ltd.	237,567
23,940	New Hope Corp. Ltd.	35,152
4,576	NEXTDC Ltd.(a)	20,220
17,619	NIB Holdings Ltd.	85,141
33,543	Nine Entertainment Co. Holdings, Ltd.	42,546
546,812	Northern Star Resources Ltd.	3,690,295
416,312	NRW Holdings, Ltd.	645,716
16,615	Nufarm Ltd/Australia(a)	67,805
936,495	OceanaGold Corp.	2,246,849
11,277	OFX Group Ltd.	10,883
4,884	oOh!media Ltd.	9,292
9,123	Orica Ltd.	144,017
3,559	Orocobre Ltd.(a)	6,452
3,806,295	Orora Ltd.	8,107,767
550,136	OZ Minerals Ltd.	3,849,253
24,370	Pacific Current Group Ltd.	118,268
40,762	Pacific Energy Ltd.	30,066
7,527	Pact Group Holdings Ltd.(a)	12,557
13,359	Peet Ltd.	11,051
5,999	Pendal Group Ltd.	29,568
Shares		Value
AUSTRALIA (continued)
78,363	People Infrastructure Ltd.	$183,667
405,248	Perenti Global Ltd.	639,730
963	Perpetual Ltd.	23,852
167,577	Perseus Mining Ltd.(a)	98,769
7,756	Platinum Asset Mangement Ltd.	22,135
2,425	Premier Investments Ltd.	32,063
246,512	Pro Medicus Ltd.	4,530,421
38,429	Qube Holdings Ltd.	86,096
111,348	Quintis Ltd.(a),(b)	0
901,113	Ramelius Resources Ltd.	776,479
306,813	Red 5 Ltd.(a)	58,163
20,530	Reece Ltd.	146,760
4,407	Regional Express Holdings Ltd.	4,056
1,075,043	Regis Resources Ltd.	3,631,301
58,503	Resolute Mining Ltd.(a)	48,798
204,644	Rhipe Ltd.	403,465
53,210	Ridley Corp. Ltd.	39,798
749,961	Sandfire Resources NL	3,003,690
1,380,717	Saracen Mineral Holdings Ltd.(a)	3,569,244
9,344	SeaLink Travel Group Ltd.	32,979
228,703	SEEK Ltd.	3,575,652
5,587	Select Harvests Ltd.	27,730
10,409	Servcorp Ltd.	31,644
891,353	Service Stream Ltd.	1,585,294
4,744	Seven Group Holdings Ltd.	61,350
138,822	Seven West Media Ltd.(a)	38,279
64,203	Shaftesbury Plc, REIT	194,737
227,173	Sigma Healthcare Ltd.	90,829
31,802	Silver Lake Resources Ltd.(a)	25,430
61,371	SmartGroup Corp. Ltd.	482,713
58,562	Southern Cross Electrical Engineering Ltd.	22,203
77,395	Southern Cross Media Group Ltd.	43,749
14,955	Spark Infrastructure Group	20,825
1,238,357	St Barbara Ltd.	2,381,718
86,421	Stanmore Coal Ltd.	60,766
61,543	Star Entertainment Group Ltd. (The)	199,396
24,151	Steadfast Group Ltd.	59,768
37,756	Sunland Group Ltd.	41,774
66,383	Super Retail Group Ltd.	435,189
10,605	Superloop Ltd.(a)	8,005
893	Superloop Ltd.(a)	674
16,046	Tassal Group Ltd.	45,794
775,778	Technology One Ltd.	3,941,353
4,364	Tiger Resources Ltd.(a)	2
109,463	TPG Telecom Ltd.	493,498
12,192	Village Roadshow Ltd.	26,895
357,177	Virgin Australia Holdings Ltd.(a)	36,933
521,584	Virgin Australia Holdings Ltd. - CVR Shares(a),(b)	0
3,261	Virtus Health Ltd.	9,239
446,111	Vita Group Ltd.	375,183

2

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2019

Shares		Value
AUSTRALIA (continued)
1,428,231	Vocus Group Ltd.(a)	$3,268,714
2,893	Webjet Ltd.	22,555
8,558	Webster Ltd.	11,474
1,099,665	Western Areas Ltd.	2,433,357
250,100	Westgold Resources Ltd.(a)	405,156
56,484	Whitehaven Coal Ltd.	128,882
45,947	Worley Ltd.	432,661
		136,793,169
AUSTRIA — 0.1%
1,728	Agrana Beteiligungs AG	33,303
14,870	ams AG(a)	664,741
2,614	ANDRITZ AG	117,432
1,658	AT&S Austria Technologie & Systemtechnik AG	30,881
3,286	Austria Technologie & Systemtechnik AG	60,984
19,662	CA Immobilien Anlagen AG	758,744
5,820	DO & CO AG	541,353
4,266	EVN AG	77,934
1,017	Flughafen Wien AG	41,741
42,234	IMMOFINANZ AG	1,212,917
146	Kapsch TrafficCom AG	4,608
658	Lenzing AG	69,240
512	Mayr Melnhof Karton AG	62,928
5,535	Oesterreichische Post AG	203,715
2,018	Palfinger AG	57,617
2,933	POLYTEC Holding AG	26,725
1,129	Porr Ag	26,694
6,729	Raiffeisen Bank International AG	165,482
3,202	Rhi Magnesita NV	144,633
491	Rhi Magnesita NV	22,121
71,529	S IMMO AG	1,810,921
1,505	S&T AG	32,127
586	Schoeller-Bleckmann Oilfield Equipment AG	33,463
16,189	Strabag SE	538,056
41,528	Telekom Austria AG	321,434
962	UBM Development AG	47,852
30,463	UNIQA Insurance Group AG	292,698
13,531	Vienna Insurance Group AG Wiener Versicherung Gruppe	366,714
13,413	voestalpine AG	335,841
4,474	Wienerberger AG	120,954
29,513	Zumtobel Group AG(a)	234,361
		8,458,214
BELGIUM — 0.7%
3,476	Ackermans & van Haaren NV	532,282
658	Aedifica SA REIT	79,111
30,578	Ageas	1,761,112
34,424	AGFA - Gevaert NV(a)	157,104
5,972	Akka Technologies	384,981
659	Atenor	54,977
76	Banque Nationale de Belgique	189,869
Shares		Value
BELGIUM (continued)
12,329	Barco NV	$2,681,353
492	Befimmo SA REIT	31,771
6,553	Bekaert SA	182,568
959	Biocartis NV(a)	6,867
6,096	bpost SA	69,688
2,052	Cie d’Entreprises CFE	197,735
607	Cofinimmo SA REIT	89,768
63,956	Colruyt SA	3,555,093
40,458	Deceuninck NV	84,380
12,200	Deceuninck NV- VVPR Strip(a),(b)	0
45,813	D’ieteren SA/NV	2,891,990
28,734	Econocom Group SA/NV	74,926
1,202	Elia System Operator SA NV	103,628
25,257	Euronav NV	284,790
16,086	EVS Broadcast Equipment SA	393,799
10,770	Exmar NV(a)	67,266
2,571	Fagron	48,775
90,919	Galapagos NV(a)	16,711,038
1,790	Gimv NV	107,406
67	Home Invest Belgium SA REIT	8,519
1,064	Immobel SA	80,694
1,351	Intervest Offices & Warehouses NV REIT	40,833
573	Jensen-Group NV	21,856
7,954	KBC Ancora	378,796
988	Kinepolis Group NV	65,674
25	Lotus Bakeries NV	70,543
1,139	Melexis NV	79,776
447	Montea C.V.A REIT	40,531
11,094	Ontex Group NV	201,187
82,775	Orange Belgium SA	1,820,529
340	Picanol	26,468
158,886	Proximus SADP	4,878,468
7,898	Recticel SA	69,060
436	Resilux	65,403
149	Retail Estates NV REIT	14,225
422	Roularta Media Group NV	5,907
3,103	Sioen Industries NV	76,829
1,836	Sipef NV	92,965
8,675	Solvay SA	943,334
29,280	Telenet Group Holding NV(a)	1,437,516
187	TER Beke SA	22,212
7,080	Tessenderlo Group SA(a)	234,126
10,104	Umicore SA	416,614
1,138	Van de Velde NV	30,715
643	Warehouses De Pauw CVA REIT	119,188
8	Wereldhave Belgium NV REIT	716
		41,984,961
BERMUDA — 0.7%
404,626	Argo Group International Holdings Ltd.	25,034,211
38,517	Axis Capital Holdings Ltd.	2,289,065
7,000	Enstar Group, Ltd.(a)	1,406,300

3

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2019

Shares		Value
BERMUDA (continued)
9,297	Everest Re Group Ltd.	$2,390,166
4,868	Hiscox Ltd.	93,893
300,200	James River Group Holdings Ltd.	10,750,162
		41,963,797
BRAZIL — 0.3%
5,242	Aliansce Sonae Shopping Centers sa	55,616
3,600	Alliar Medicos A Frente SA	15,933
12,556	Alpargatas SA - Preference Shares(a)	84,406
3,800	Alupar Investimento SA - Units	22,930
1,700	Arezzo Industria e Comercio SA	25,039
15,474	Azul S.A. - Preference Shares(a)	201,947
4,519	Banco ABC Brasil SA - Preference Shares	20,305
42,100	Banco do Estado do Rio Grande do Sul SA - Class B, Preference Shares	235,143
5,843	BK Brasil Operacao e Assessoria a Restaurantes SA	27,157
18,600	BR Malls Participacoes SA	70,866
8,600	BrasilAgro - Co Brasileira de Propriedades Agricolas	36,347
14,259	BRF SA(a)	125,542
12,171	Camil Alimentos SA	19,423
80,321	CCR SA	332,459
17,464	Cia Brasileira de Distribuicao - Preference Shares	360,733
56,298	Cia de Locacao das Americas	240,746
6,200	Cia de Saneamento Basico do Estado de Sao Paulo	84,548
1,600	Cia de Saneamento de Minas Gerais-COPASA	27,129
1,900	Cia de Saneamento do Parana	43,207
5,735	Cia de Saneamento do Parana - Preference Shares	26,026
4,800	Cia de Transmissao de Energia Eletrica Paulista - Preference Shares	28,186
5,000	Cia Energetica de Minas Gerais	18,626
423,100	Cia Energetica de Minas Gerais - ADR	1,421,616
20,276	Cia Energetica de Minas Gerais - Preference Shares	68,808
5,400	Cia Energetica de Sao Paulo - Class B, Preference Shares	39,990
32	Cia Energetica do Ceara - Class A, Preference Shares	497
5,800	Cia Ferro Ligas da Bahia-FERBASA - Preference Shares	26,162
3,100	Cia Hering	24,148
2,700	Cia Paranaense de Energia - Class B, Preference Shares	37,445
73,900	Cia Siderurgica Nacional SA	218,356
66,700	Cielo SA	124,735
Shares		Value
BRAZIL (continued)
92,913	Cogna Educacao	$224,492
16,056	Construtora Tenda SA	93,161
5,646	Cosan Logistica SA(a)	28,466
24,207	Cosan SA	347,065
8,700	CSU Cardsystem SA	14,100
6,400	CVC Brasil Operadora e Agencia de Viagens SA	81,578
14,600	Cyrela Brazil Realty SA Empreendimentos e Participacoes	98,328
11,600	Direcional Engenharia SA	34,217
61,795	Duratex SA	200,770
10,400	EcoRodovias Infraestrutura e Logistica SA	35,682
318,039	EDP - Energias do Brasil SA	1,499,593
46,035	Embraer SA	200,187
182,785	Embraer SA - ADR	3,174,975
5,040	Energisa SA - Units	60,058
3,200	Eneva SA(a)	26,299
3,700	Engie Brasil Energia SA	41,516
2,900	Equatorial Energia SA	73,489
4,800	Ez Tec Empreendimentos e Participacoes SA	48,971
8,800	Fleury SA	55,558
24,400	Gerdau SA	67,472
108,000	Gerdau SA - Preference Shares	361,661
2,750	Gol-Linhas Aereas Inteligentes SA - Preference Shares(a)	25,165
15,400	Grendene SA	37,938
12,800	Guararapes Confeccoes SA	63,673
5,900	Hapvida Participacoes e Investimentos SA	82,707
31,500	Helbor Empreendimentos SA(a)	24,977
16,500	Hypera SA	141,611
2,000	Iguatemi Empresa de Shopping Centers SA	23,817
3,700	Industrias Romi SA	12,704
2,400	Instituto Hermes Pardini SA	13,698
5,000	International Meal Company Alimentacao SA	9,213
18,072	Iochpe-Maxion SA	78,768
11,661	IRB Brasil Resseguros S/A	109,559
10,500	JHSF Participacoes SA	11,755
3,400	Kepler Weber SA	18,058
69,700	Klabin SA - Units	278,244
2,004	Light SA	9,934
14,622	Localiza Rent a Car SA	156,775
601	LOG Commercial Properties e Participacoes SA	3,772
5,874	Lojas Americanas SA	22,014
18,944	Lojas Americanas SA - Preference Shares	94,755
1,893	M Dias Branco SA	17,847
16,800	Magazine Luiza SA	185,992
5,732	Mahle-Metal Leve SA	35,131
28,099	Marcopolo SA - Preference Shares	25,573

4

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2019

Shares		Value
BRAZIL (continued)
7,800	Marfrig Global Foods SA(a)	$21,005
14,800	Mills Estruturas e Servicos de Engenharia SA(a)	26,238
6,016	Movida Participacoes SA	22,831
37,686	MRV Engenharia e Participacoes SA	165,760
5,100	Multiplan Empreendimentos Imobiliarios SA	37,069
15,400	Natura Cosmeticos SA	120,305
10,879	Notre Dame Intermedica Participacoes SA	162,351
11,200	Odontoprev SA	41,639
1,900	Paranapanema SA(a)	13,237
33,800	Petrobras Distribuidora SA	239,352
17,855	Porto Seguro SA	255,281
21,600	Portobello SA	21,543
20,068	Qualicorp Consultoria e Corretora de Seguros SA	160,274
7,200	Raia Drogasil SA	197,410
17,200	Randon Participacoes SA - Preference Shares	44,689
19	Restoque Comercio e Confeccoes de Roupas SA	97
48,585	Rumo SA(a)	277,179
20,350	Santos Brasil Participacoes SA	34,454
1,300	Sao Carlos Empreendimentos e Participacoes SA	13,430
23,483	Sao Martinho SA	101,884
4,800	Schulz SA - Preference Shares	10,496
3,900	Ser Educacional SA	22,862
15,200	SLC Agricola SA	69,168
2,100	Smiles Fidelidade SA	19,301
55,012	Sul America SA - Units	670,075
5,800	T4F Entretenimento SA	8,258
2,900	Tegma Gestao Logistica SA	22,770
13,100	TIM Participacoes SA	37,074
3,200	TOTVS SA	49,789
3,700	Transmissora Alianca de Energia Eletrica SA - Units	26,487
9,500	Tupy SA	44,936
33,000	Ultrapar Participacoes SA	154,776
1,633	Unipar Carbocloro SA	12,256
5,740	Unipar Carbocloro SA - Preference Shares	41,520
24,600	Usinas Siderurgicas de Minas Gerais SA - Class A, Preference Shares	44,655
9,600	Usinas Siderurgicas de Minas Gerais SA Usiminas	21,232
7,097	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	23,607
73,200	Via Varejo SA(a)	135,248
5,500	Vulcabras Azaleia SA(a)	10,464
29,000	YDUQS Part	282,950

		15,979,341
Shares		Value
CAMBODIA — 0.0%
28,000	NagaCorp Ltd.	$51,026
CANADA — 2.3%
76,215	Absolute Software Corp.	449,038
5,636	Advantage Oil & Gas Ltd.(a)	8,130
114,336	Aecon Group, Inc.	1,579,922
700	Ag Growth International, Inc.	22,758
3,600	AGF Management Ltd. - Class B	15,880
474,083	Aimia, Inc.(a)	1,313,798
2,900	Air Canada(a)	103,265
1,200	AirBoss of America Corp.	7,179
22,276	Alamos Gold, Inc. - Class A	121,266
3,300	Alaris Royalty Corp.	49,058
2,170	Alcanna, Inc.(a)	7,447
2,881	Algoma Central Corp.	28,764
3,930	Algonquin Power & Utilities Corp.	53,977
600	Allied Properties Real Estate Investment Trust, REIT	24,408
16,143	AltaGas Ltd.	234,834
800	Altus Group Ltd.	22,170
13,000	Amerigo Resources Ltd.(a)	7,304
1,400	Andrew Peller Ltd. - Class A	13,893
2,644	Aritzia, Inc.(a)	37,680
69,500	Artis Real Estate Investment Trust, REIT	654,316
14,945	Asanko Gold, Inc.(a)	13,389
800	Atco Ltd. - Class I	28,122
31,800	Athabasca Oil Corp.(a)	9,778
92,753	ATS Automation Tooling Systems, Inc.(a)	1,259,148
118,354	B2Gold Corp.(a)	416,050
2,000	Badger Daylighting Ltd.	59,251
3,257	Barrick Gold Corp.	56,542
15,845	Baytex Energy Corp.(a)	17,684
15,200	Bird Construction, Inc.	70,974
13,800	Black Diamond Group Ltd.(a)	17,917
9,263	BlackBerry Ltd.(a)	48,668
26,500	Boardwalk Real Estate Investment Trust, REIT	878,840
6,700	Bombardier, Inc. - Class B(a)	8,444
94,557	Bonavista Energy Corp.	35,178
2,800	Boralex, Inc. - Class A	46,344
26,900	Boyd Group Income Fund - Units	3,751,213
900	BRP, Inc.	40,377
6,267	CAE, Inc.	157,163
500	Calian Group Ltd.	13,446
15,200	Cameco Corp.	135,716
24,915	Canaccord Genuity Group, Inc.	101,393
5,550	Canacol Energy Ltd.(a)	20,437
1,200	Canada Goose Holdings, Inc.(a)	50,201
111,315	Canadian Apartment Properties REIT	4,634,815
160,375	Canadian Western Bank	4,060,820
9,843	Canfor Corp.(a)	118,974

5

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2019

Shares		Value
CANADA (continued)
4,457	Canfor Pulp Products, Inc.	$29,305
8,000	CanWel Building Materials Group Ltd.	27,515
1,300	Capital Power Corp.	31,160
72,367	Capstone Mining Corp.(a)	27,472
56,611	Cascades, Inc.	535,980
8,470	Celestica, Inc.(a)	61,350
14,726	Centerra Gold, Inc.(a)	125,558
1,400	Cervus Equipment Corp.	8,769
18,544	CES Energy Solutions Corp.	24,780
16,586	China Gold International Resources Corp. Ltd.(a)	13,222
7,500	CI Financial Corp.	109,160
11,577	Cineplex, Inc.	197,330
140,600	City Office REIT Inc.	1,903,724
29,112	Cogeco Communications, Inc.	2,516,439
264	Cogeco, Inc.	20,431
900	Colliers International Group, Inc.	60,303
1,400	Cominar Real Estate Investment Trust REIT	14,275
62,361	Computer Modelling Group Ltd.	331,904
49,000	Copper Mountain Mining Corp.(a)	24,926
1,012	Corby Spirit and Wine Ltd.	12,294
15,019	Corus Entertainment, Inc. - Class B	57,700
20,535	Crescent Point Energy Corp.	74,993
121,000	Crew Energy, Inc.(a)	44,097
1,500	CRH Medical Corp.(a)	4,510
21,300	CT Real Estate Investment Trust, REIT	239,506
10,500	Denison Mines Corp.(a)	4,863
6,900	Descartes Systems Group, Inc. (The)(a)	268,488
12,388	Detour Gold Corp.(a)	205,699
992,600	Dollarama, Inc.	33,393,141
14,531	Dream Hard Asset Alternatives Trust - Units	81,531
33,615	Dream Office Real Estate Investment Trust, REIT	747,794
74,507	DREAM Unlimited Corp.	570,781
31,275	Dundee Precious Metals, Inc.(a)	108,991
83,903	ECN Capital Corp.	277,107
464	E-L Financial Corp. Ltd.	259,288
11,452	Eldorado Gold Corp.(a)	96,425
8,000	Element Fleet Management Corp.	68,028
74,769	Empire Co. Ltd. - Class A	1,985,173
94,900	Encana Corp.	371,790
3,800	Endeavour Silver Corp.(a)	9,434
72,643	Enerflex Ltd.	569,187
19,131	Enerplus Corp.	115,474
52,166	Enghouse Systems Ltd.	1,519,710
9,975	Entertainment One Ltd.	71,906
Shares		Value
CANADA (continued)
19,967	Equitable Group, Inc.	$1,717,911
1,500	ERO Copper Corp.(a)	18,746
13,100	Evertz Technologies Ltd.	178,035
524	Exchange Income Corp.	15,520
14,323	Exco Technologies Ltd.	83,082
38	EXFO, Inc.(a)	155
6,300	Extendicare, Inc.	42,619
4,382	Finning International, Inc.	74,625
1,734	First Capital Realty, Inc.	28,700
2,051	First Majestic Silver Corp.(a)	21,926
563	First National Financial Corp.	18,334
28,335	First Quantum Minerals Ltd.	239,442
1,300	FirstService Corp.	113,467
11,963	Fortuna Silver Mines, Inc.(a)	38,148
2,300	GDI Integrated Facility Services, Inc.(a)	51,026
16,000	Gear Energy Ltd.(a)	4,738
2,921	Genworth MI Canada, Inc.	117,984
30,114	Gibson Energy, Inc.	524,954
2,400	Gildan Activewear, Inc.	61,317
1,040	goeasy Ltd.	47,551
84,319	Gran Colombia Gold Corp.(a)	323,294
28,068	Great Canadian Gaming Corp.(a)	887,794
132,862	Guyana Goldfields, Inc.(a)	53,464
30,650	H&R Real Estate Investment Trust, REIT	518,474
1,400	Hardwoods Distribution, Inc.	13,648
26,524	Heroux-Devtek, Inc.(a)	337,516
10,400	High Arctic Energy Services, Inc.	17,845
46,024	High Liner Foods, Inc.	324,974
106,146	Home Capital Group, Inc.(a)	2,184,814
8,300	Horizon North Logistics, Inc.	6,113
23,554	Hudbay Minerals, Inc.	85,482
132,871	iA Financial Corp., Inc.	6,398,912
18,493	IAMGOLD Corp.(a)	69,501
2,679	Innergex Renewable Energy, Inc.	33,439
6,826	Inter Pipeline Ltd.	114,587
7,600	Interfor Corp.(a)	90,593
2,288	International Petroleum Corp. - Sweden(a)	7,765
2,926	Intertape Polymer Group, Inc.	37,677
3,000	Just Energy Group, Inc.	6,947
1,300	K-Bro Linen, Inc.	35,730
8,066	Keyera Corp.	186,968
85,801	Killam Apartment Real Estate Investment Trust, REIT	1,270,957
721	Kinaxis, Inc.(a)	46,043
1,170,742	Kinross Gold Corp.(a)	5,678,099
88,445	Kinross Gold Corp.(a)	429,768
9,201	Kirkland Lake Gold Ltd.	432,072
4,656	Largo Resources Ltd.(a)	4,666
3,935	Laurentian Bank of Canada	135,339
7,726	Leon’s Furniture Ltd.	92,388

6

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2019

Shares		Value
CANADA (continued)
23,710	Linamar Corp.	$773,172
24,000	Lucara Diamond Corp.	19,680
48,224	Lundin Mining Corp.	243,482
3,530	Magellan Aerospace Corp.	43,043
6,500	Major Drilling Group International, Inc.(a)	27,538
5,799	Maple Leaf Foods, Inc.	101,134
15,698	Martinrea International, Inc.	128,006
63,917	Medical Facilities Corp.	379,494
7,670	MEG Energy Corp.(a)	29,466
923	Melcor Developments Ltd.	8,760
2,303	Methanex Corp.	87,270
67,776	Metro, Inc.	2,866,239
800	Morguard Corp.	121,479
72,866	Morguard North American Residential Real Estate Investment Trust, REIT	1,059,437
1,000	Morneau Shepell, Inc.	24,076
486	MTY Food Group, Inc.	19,416
2,328	Mullen Group Ltd.	14,494
6,100	Neo Performance Materials, Inc.	55,855
929	NFI Group, Inc.	20,434
12,579	Noranda Income Fund	14,708
2,202	Norbord, Inc.	63,564
4,000	North American Construction Group Ltd.	46,284
4,400	North American Palladium Ltd.	65,878
1,646	North West Co., Inc. (The)	35,217
3,429	Northland Power, Inc.	68,471
113,870	Northview Apartment Real Estate Investment Trust REIT	2,495,094
539,800	Novagold Resources, Inc.(a)	3,929,744
12,600	NuVista Energy Ltd.(a)	18,081
2,188	Onex Corp.	128,629
44,689	Open Text Corp.	1,805,746
2,453	Osisko Gold Royalties Ltd.	24,137
226,793	Pan American Silver Corp.	3,866,821
8,103	Pan American Silver Corp.	137,624
8,824	Parex Resources, Inc.(a)	119,587
5,688	Parkland Fuel Corp.	188,938
2,400	Pason Systems, Inc.	25,766
46,000	Plaza Retail REIT	156,116
18,608	Polaris Infrastructure, Inc.	186,490
17,700	Precision Drilling Corp.(a)	18,814
936	Premium Brands Holdings Corp.	61,749
4,315	Pretium Resources, Inc.(a)	43,474
12,900	PRO Real Estate Investment Trust, REIT	71,106
21,900	Quarterhill, Inc.	27,602
68,800	Quebecor, Inc. - Class B	1,599,465
94,114	Real Matters, Inc.(a)	790,298
3,100	Reitmans Canada Ltd. - Class A	4,613
1,900	Richelieu Hardware Ltd.	39,007
1,200	RioCan Real Estate Investment Trust, REIT	24,080
Shares		Value
CANADA (continued)
545,000	Ritchie Bros Auctioneers, Inc.	$22,410,400
1,600	Ritchie Bros. Auctioneers, Inc.	65,829
8,854	Rogers Sugar, Inc.	36,502
6,803	Russel Metals, Inc.	111,670
7,588	Sandstorm Gold Ltd.(a)	54,155
79,600	Secure Energy Services, Inc.	256,248
8,801	SEMAFO, Inc.(a)	28,399
1,000	ShawCor Ltd.	10,068
1,282	Sienna Senior Living, Inc.	18,484
2,500	Sierra Wireless, Inc.(a)	27,580
57,500	Silvercorp Metals, Inc.	239,674
1,991	Sleep Country Canada Holdings, Inc.	33,181
900	SmartCentres Real Estate Investment Trust REIT	21,757
800	Spin Master Corp.(a)	22,632
15,500	Sprott, Inc.	35,776
30,836	SSR Mining, Inc.(a)	456,064
3,143	SSR Mining, Inc.(a)	46,485
25,577	Stantec, Inc.	545,679
14,115	Stars Group, Inc. (The)(a)	307,141
2,160	Stella-Jones, Inc.	59,892
4,600	Storm Resources Ltd.(a)	4,191
3,500	Stuart Olson, Inc.	7,095
102,634	Summit Industrial Income REIT	995,872
9,826	SunOpta, Inc.(a)	18,651
17,300	Superior Plus Corp.	156,174
21,609	Surge Energy, Inc.	15,750
41,800	Tamarack Valley Energy Ltd.(a)	53,952
13,198	Teranga Gold Corp.(a)	53,409
3,064	TFI International, Inc.	97,636
16,701	TMX Group Ltd.	1,459,229
9,236	Torex Gold Resources, Inc.(a)	135,128
1,845	Toromont Industries Ltd.	95,269
15,364	Total Energy Services, Inc.	65,557
97,764	Tourmaline Oil Corp.	838,762
84,588	TransAlta Corp.	499,654
3,900	TransAlta Renewables, Inc.	41,988
24,090	Transcontinental, Inc. - Class A	275,084
15,803	TransGlobe Energy Corp.	18,117
16,352	Trican Well Service Ltd.(a)	10,677
1,800	Tucows, Inc. - Class A(a)	99,971
5,297	Uni-Select, Inc.	42,831
2,190	Vermilion Energy, Inc.	28,932
2,954	Wajax Corp.	34,315
6,600	Wesdome Gold Mines Ltd.(a)	40,339
4,100	West Fraser Timber Co. Ltd.	189,576
58,838	Western Forest Products, Inc.	58,074
6,800	Westjet Airlines Ltd.	158,138
1,513	Westshore Terminals Investment Corp.	26,237
2,248	Winpak Ltd.	79,604
2,714	WSP Global, Inc.	169,339
8,466	Yamana Gold, Inc.	30,918

7

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2019

Shares		Value
CANADA (continued)
400	Yangarra Resources Ltd.(a)	$310
		143,918,606
CAYMAN ISLANDS — 0.0%
38,300	Consolidated Water Co. Ltd.	671,782
CHILE — 0.0%
43,415	AES Gener SA	9,308
21,597	Aguas Andinas SA - Class A	9,902
27,560	Besalco SA	18,581
8,688	CAP SA	63,731
15,810	Cencosud SA	21,467
9,672	Cia Cervecerias Unidas SA	96,510
1,045,870	Cia Sud Americana de Vapores SA(a)	34,411
338	Clinica Las Condes SA	18,003
26,113	Coca-Cola Embonor SA - Preference Shares	48,592
53,479	Colbún SA	9,227
14,858	Embotelladora Andina SA - Class B, Preference Shares	42,875
9,395	Empresa Nacional de Telecomunicaciones SA(a)	73,490
23,369	Engie Energia Chile SA	34,663
724,976	Enjoy SA(a)	26,160
113,766	Grupo Security SA	32,998
3,218	Hortifrut SA	6,726
112,676	Inversiones Aguas Metropolitanas SA	134,464
1,754	Inversiones La Construccion SA	21,227
8,200,620	Itau CorpBanca	49,761
273,781	Masisa SA(a)	12,648
20,790	Multiexport Foods SA	9,394
6,895	Parque Arauco SA	18,130
45,001	PAZ Corp. SA	62,550
36,589	Ripley Corp. S.A.	21,117
39,651	Salfacorp SA	33,417
120,485	Sigdo Koppers SA	173,611
47,915	SMU SA	9,278
525,545	Sociedad Matriz SAAM SA	43,264
29,332	Socovesa SA	13,448
22,243	SONDA SA	23,812
18,421	Vina Concha y Toro SA	33,906
		1,206,671
CHINA — 2.3%
3,601	21Vianet Group, Inc. - ADR(a)	30,536
45,500	3SBio, Inc.(a)	85,124
926	51job, Inc. - ADR(a)	72,941
2,491	58.Com Inc. - ADR(a)	131,550
39,500	AAC Technologies Holdings, Inc.	257,084
235,250	Agile Group Holdings Ltd.	318,232
8,945,000	Agricultural Bank of China Ltd. - H Shares	3,687,153
9,824,000	Aluminum Corp. of China Ltd. - H Shares(a)	2,921,142
Shares		Value
CHINA (continued)
244,400	Angang Steel Co. Ltd. - H Shares	$82,029
410,000	Anton Oilfield Services Group	40,812
144,500	Asia Cement China Holdings Corp.	175,924
64,000	AVIC International Holdings Ltd. - H Shares(a)	60,439
69,000	AviChina Industry & Technology Co. Ltd. - H Shares	32,669
173,500	Baic Motor Corp. Ltd. - H Shares	108,051
8,376,770	Bank of China Ltd. - H Shares	3,431,547
26,500	Bank of Chongqing Co. Ltd. - H Shares	15,590
4,722,000	Bank of Communications Co. Ltd. - H Shares	3,229,975
80,000	Baoye Group Co. Ltd. - H Shares(a)	52,374
239,848	Baozun, Inc. - ADR(a)	10,438,185
308,000	BBMG Corp. - H Shares	88,439
208,000	Beijing Capital International Airport Co. Ltd. - H Shares	197,224
122,000	Beijing Capital Land Ltd. - H Shares	41,103
176,000	Beijing North Star Co. Ltd. - H Shares	54,129
2,554	Bitauto Holdings Ltd. - ADR(a)	38,642
92,000	BYD Electronic International Co. Ltd.	158,735
72,000	Cabbeen Fashion Ltd.	14,701
63,000	CAR, Inc.(a)	51,455
5,327	Cayman Engley Industrial Co. Ltd.	16,887
235,656	Central China Real Estate Ltd.	108,265
40,000	Central China Securities Co. Ltd. - H Shares	7,759
107,000	Chaowei Power Holdings Ltd.	38,780
70,000	China Animal Healthcare Ltd.(a),(b)	3,350
97,000	China Aoyuan Group Ltd.	124,531
1,049,000	China Cinda Asset Management Co. Ltd. - H Shares	218,208
293,000	China Coal Energy Co. Ltd. - H Shares	117,036
72,000	China Communications Services Corp. Ltd. - H Shares	44,564
42,000	China Conch Venture Holdings Ltd.	164,549
4,312,044	China Construction Bank Corp. - H Shares	3,472,329
114,800	China Dili Group(a)	35,161
1,834	China Distance Education Holdings Ltd. - ADR(a)	12,837
176,000	China Eastern Airlines Corp. Ltd. - H Shares(a)	88,045
326,000	China Energy Engineering Corp. Ltd. - H Shares	32,866

8

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2019

Shares		Value
CHINA (continued)
149,500	China Galaxy Securities Co. Ltd. - H Shares	$76,506
268,500	China Harmony New Energy Auto Holding Ltd.	92,516
259,000	China Hongqiao Group Ltd.	144,110
79,500	China Huiyuan Juice Group Ltd.(a),(b)	18,972
3,135	China Index Holdings Ltd. - ADR(a)	10,283
27,200	China International Capital Corp. Ltd.	49,777
76,440	China International Marine Containers Group Co. Ltd. - H Shares	67,407
3,735,000	China Lesso Group Holdings Ltd.	3,865,626
27,000	China Lilang Ltd.	21,777
53,000	China Longyuan Power Group Corp. - H Shares	28,678
74,000	China Maple Leaf Educational Systems Ltd.	23,326
114,000	China Medical System Holdings Ltd.	155,085
70,000	China Meidong Auto Holdings Ltd.	69,858
3,819,300	China Minsheng Banking Corp. Ltd. - H Shares	2,675,867
186,000	China Modern Dairy Holdings Ltd.(a)	26,585
114,000	China Molybdenum Co. Ltd. - H Shares	36,080
594,834	China National Building Material Co. Ltd. - H Shares	502,530
92,000	China Oilfield Services Ltd. - H Shares	128,444
2,650,500	China Railway Construction Corp. Ltd. - H Shares	2,902,174
4,945,000	China Railway Group Ltd. - H Shares	2,984,941
199,000	China Reinsurance Group Corp.	32,507
18,500	China Resources Medical Holdings Co. Ltd.	10,648
68,500	China Resources Pharmaceutical Group Ltd.	63,378
9,076,400	China SCE Group Holdings Ltd.	4,169,889
168,000	China Silver Group Ltd.(a)	18,867
150,000	China Southern Airlines Co. Ltd. - H Shares	92,650
77,000	China Sunshine Paper Holdings Co. Ltd.	10,907
69,000	China Suntien Green Energy Corp. Ltd. - H Shares	20,077
164,000	China Taifeng Beddings Holdings Ltd.(a),(b)	0
5,888,000	China Telecom Corp. Ltd. - H Shares	2,509,705
31,000	China XLX Fertiliser Ltd.	7,912
Shares		Value
CHINA (continued)
34,000	China Yuhua Education Corp. Ltd.	$19,569
264,800	China Zhongwang Holdings Ltd.	110,165
164,000	Chinasoft International Ltd.	70,741
4,094,000	Chongqing Rural Commercial Bank Co. Ltd. - H Shares	2,189,123
461,923	CIFI Holdings Group Co. Ltd.	309,483
21,000	Colour Life Services Group Co. Ltd.	11,926
26,000	Consun Pharmaceutical Group Ltd.	15,595
1,015,600	Coolpad Group Ltd.(a)	29,551
280,093	COSCO SHIPPING Development Co. Ltd. - H Shares	31,455
106,000	COSCO SHIPPING Energy Transportation Co. Ltd. - H Shares	45,723
66,500	COSCO SHIPPING Holdings Co. Ltd. - H Shares(a)	24,950
127,000	Cosmo Lady China Holdings Co. Ltd.	18,801
44,000	Country Garden Services Holdings Co. Ltd.	149,644
62,000	CPMC Holdings Ltd.	24,844
18,500	CSC Financial Co. Ltd. - H Shares	12,867
184,000	CSPC Pharmaceutical Group Ltd.	473,153
302,000	CT Environmental Group Ltd.(a),(b)	9,828
104,000	Da Ming International Holdings Ltd.	23,492
112,000	Dali Foods Group Co. Ltd.	76,754
525,000	Dalian Port PDA Co. Ltd. - H Shares	66,329
92,000	Datang International Power Generation Co. Ltd. - H Shares	18,198
168,000	Dongfeng Motor Group Co. Ltd. - H Shares	168,944
9,800	Dongjiang Environmental Co. Ltd. - H Shares	8,192
179,000	Dongyue Group Ltd.	84,064
95,000	Dynagreen Environmental Protection Group Co. Ltd. - H Shares	38,189
15,400	ENN Energy Holdings Ltd.	176,484
14,200	Everbright Securities Co. Ltd. - H Shares	10,094
334,500	Fantasia Holdings Group Co. Ltd.	50,799
84,000	FIH Mobile Ltd.(a)	12,006
110,500	Fosun International Ltd.	144,965
38,000	Fu Shou Yuan International Group Ltd.	33,607
227,600	Fufeng Group Ltd.	105,145

9

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2019

Shares		Value
CHINA (continued)
142,000	Future Land Development Holdings Ltd.	$150,228
24,400	Fuyao Glass Industry Group Co. Ltd. - H Shares	69,128
71,000	Genertec Universal Medical Group Co. Ltd.	48,566
32,000	Golden Eagle Retail Group Ltd.	35,284
1,007,600	GOME Retail Holdings Ltd.(a)	91,297
66,000	Goodbaby International Holdings Ltd.(a)	9,602
49,500	Grand Baoxin Auto Group Ltd.(a)	9,981
409,500	Great Wall Motor Co. Ltd. - H Shares	333,413
73,000	Greatview Aseptic Packaging Co. Ltd.	36,798
169,000	Greenland Hong Kong Holdings Ltd.	58,447
3,174,500	Greentown China Holdings Ltd.	2,937,120
34,000	Greentown Service Group Co. Ltd.	38,660
124,000	Guangshen Railway Co. Ltd. - H Shares	39,720
6,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. - H Shares	19,028
2,806,800	Guangzhou R&F Properties Co. Ltd. - H Shares	4,362,818
204,000	Guorui Properties Ltd.	39,311
86,000	Haichang Ocean Park Holdings Ltd.(a)	9,439
569	Hailiang Education Group, Inc. - ADR(a)	37,685
32,000	Haitian International Holdings Ltd.	75,713
42,000	Harbin Electric Co. Ltd. - H Shares(a)	10,720
63,000	Harmonicare Medical Holdings Ltd(a),(b)	12,301
47,000	HC Group, Inc.(a)	17,034
33,000	Hengan International Group Co. Ltd.	230,782
448,000	HengTen Networks Group Ltd.(a)	6,460
5,000	Hiroca Holdings Ltd.	10,479
36,000	Hisense Home Appliances Group Co. Ltd. - H Shares	33,308
337,000	Honghua Group Ltd.(a)	20,858
24,500	Honworld Group Ltd.	12,663
68,000	HOSA International Ltd.(a),(b)	472
23,000	Hua Hong Semiconductor Ltd.	46,435
48,000	Huadian Power International Corp. Ltd. - H Shares	18,009
138,000	Huan Yue Interactive Holdings Ltd.(a)	8,982
762,000	Huaneng Renewables Corp. Ltd. - H Shares	291,732
4,773	Huazhu Group Ltd. - ADR	180,706
Shares		Value
CHINA (continued)
183,700	Huishang Bank Corp. Ltd. - H Shares	$72,440
5,202,000	Industrial & Commercial Bank of China Ltd. - H Shares	3,744,189
11,900	Inner Mongolia Yitai Coal Co. Ltd. - H Shares	7,851
90,900	JD.com, Inc. - ADR(a)	2,831,535
30,000	Jiangsu Expressway Co. Ltd. - H Shares	39,893
77,000	Jiangxi Copper Co. Ltd. - H Shares	90,306
63,000	Jingrui Holdings Ltd.	22,110
3,567	Jinkosolar Holding Co., Ltd. - ADR(a)	51,507
987,000	Kaisa Group Holdings Ltd.	433,295
17,000	Kasen International Holdings Ltd.(a)	10,522
5,600,000	Kingdee International Software Group Co. Ltd.	6,160,325
23,000	Kingsoft Corp. Ltd.(a)	53,127
99,500	KWG Property Holding Ltd.	100,567
41,600	Legend Holdings Corp. - H Shares	91,737
416,000	Lenovo Group Ltd.	290,926
1,602	LexinFintech Holdings Ltd. - ADR(a)	18,167
80,000	Leyou Technologies Holdings Ltd.(a)	26,544
49,000	Li Ning Co. Ltd.	166,649
128,000	Lifetech Scientific Corp.(a)	21,726
96,000	Logan Property Holdings Co. Ltd.	146,770
280,000	Lonking Holdings Ltd.	77,897
56,500	Luye Pharma Group Ltd.	41,892
4,759,600	Maanshan Iron & Steel Co. Ltd. - H Shares	1,803,995
151,000	Maoye International Holdings Ltd.	9,346
303,000	Metallurgical Corp. of China Ltd. - H Shares	64,189
86	Microport Scientific Corp.	89
66,000	Minth Group Ltd.	234,152
279,800	Modern Land China Co. Ltd.	38,564
6,657	Momo, Inc. - ADR	223,143
1,049	Noah Holdings Ltd. - ADR(a)	31,774
273,000	NVC Lighting Holdings Ltd.	39,020
4,000	On-Bright Electronics, Inc.	23,587
54,000	O-Net Technologies Group Ltd.	30,666
18,000	Orient Securities Co. Ltd. - China - H Shares	10,084
59,000	Ozner Water International Holding Ltd.(a)	11,219
7,769,715	People’s Insurance Co. Group of China Ltd. (The) - H Shares	3,282,022
6,812,000	Postal Savings Bank of China Co. Ltd. - H Shares	4,372,713

10

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2019

Shares		Value
CHINA (continued)
486,000	Powerlong Real Estate Holdings Ltd.	$323,134
113,000	Qingdao Port International Co. Ltd. - H Shares	64,893
212,500	Qinhuangdao Port Co. Ltd. - H Shares	39,593
432,449	Qudian, Inc. - ADR(a)	2,996,872
261,000	Qunxing Paper Holdings Co. Ltd.(a),(b)	12,590
67,000	Real Gold Mining Ltd.(a),(b)	2,249
32,016	Red Star Macalline Group Corp. Ltd. - H Shares	25,700
78,000	Redco Properties Group Ltd.	50,368
33,000	Regal International Airport Group Co. Ltd.(a)	21,773
87,000	Ronshine China Holdings Ltd.	97,370
69,000	Sany Heavy Equipment International Holdings Co. Ltd.	36,279
356,580	Semiconductor Manufacturing International Corp.(a)	454,601
58,000	Shandong Chenming Paper Holdings Ltd. - H Shares	24,204
80,000	Shandong Weigao Group Medical Polymer Co. Ltd. - H Shares	91,986
32,000	Shandong Xinhua Pharmaceutical Co. Ltd. - H Shares	14,947
52,000	Shanghai Electric Group Co. Ltd. - H Shares	15,927
12,000	Shanghai Fosun Pharmaceutical Group Co. Ltd. - H Shares	33,997
25,000	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. - H Shares	17,962
3,900	Shanghai Haohai Biological Technology Co. Ltd. - H Shares	22,546
54,100	Shanghai Pharmaceuticals Holding Co. Ltd. - H Shares	97,900
53,000	Shengjing Bank Co. Ltd. - H Shares	35,712
32,000	Shenzhen Expressway Co. Ltd. - H Shares	42,879
211,881	Shui On Land Ltd.	42,723
206,000	Sihuan Pharmaceutical Holdings Group Ltd.	27,078
2,000	Silergy Corp.	56,372
5,295	SINA Corp./China(a)	209,681
4,675,562	Sino-Ocean Land Holdings Ltd.	1,724,408
38,500	Sinopec Engineering Group Co. Ltd. - H Shares	22,061
114,000	Sinopec Oilfield Service Corp. - H Shares(a)	12,221
198,000	Sinopec Shanghai Petrochemical Co. Ltd. - H Shares	55,085
Shares		Value
CHINA (continued)
104,400	Sinopharm Group Co. Ltd. - H Shares	$375,048
54,000	Sinosoft Technology Group Ltd.	11,164
319,000	Sinotrans Ltd. - H Shares	94,040
93,500	Sinotruk Hong Kong Ltd.	141,754
214,000	Skyfame Realty Holdings Ltd.	30,041
100,500	SOHO China Ltd.	34,372
230,000	Springland International Holdings Ltd.(b)	41,386
20,800	Sunny Optical Technology Group Co. Ltd.	336,582
69,000	Sunshine 100 China Holdings Ltd.(a)	12,328
16,000	Tenfu Cayman Holdings Co. Ltd.	11,945
255,000	Tenwow International Holdings Ltd.(a),(b)	2,320
56,000	Tian Ge Interactive Holdings Ltd.(a)	15,008
36,000	Tian Shan Development Holdings Ltd.	8,867
52,000	Tiangong International Co. Ltd.	18,581
100,000	Tianneng Power International Ltd.	65,467
110,000	Tingyi Cayman Islands Holding Corp.	146,555
31,000	Tong Ren Tang Technologies Co. Ltd. - H Shares	30,897
12,800	Tonly Electronics Holdings Ltd.	9,572
27,500	TravelSky Technology Ltd. - H Shares	62,819
84,000	Trigiant Group Ltd.	14,686
201,000	Trony Solar Holdings Co. Ltd.(a),(b)	0
12,000	Tsingtao Brewery Co. Ltd. - H Shares	69,755
1,225,875	UBS Beijing Capital Retailing Group Co. Ltd. - A Shares(a)	1,020,590
1,392,100	UBS Beijing Hualian Hypermarket Co. Ltd. - A Shares(a)	729,795
1,444,199	UBS Better Life Commercial Chain Share Co. Ltd. - A Shares(a)	1,713,253
2,158,500	UBS China Railway Tielong Container Logistics Co. Ltd - A Shares(a)	1,787,842
3,867,454	Ubs Csg Holding Co. Ltd. Note(a)	2,379,142
3,379,400	UBS Daqin Railway Co. Ltd. - A Shares(a)	3,663,303
646,955	Ubs Fujian Star-Net Communicat (Connect) Pnote(a)	2,882,424
2,343,845	UBS Guangxi Liugong Machinery Co. Ltd. - A Shares(a)	2,084,545
1,062,294	UBS MLS Co. Ltd. - A Shares(a)	1,637,505

11

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2019

Shares		Value
CHINA (continued)
2,453,180	UBS Ping An Bank Co. Ltd. - A Shares(a)	$5,667,067
4,773,200	UBS Rizhao Port Co. Ltd. - A Shares(a)	1,953,050
2,024,600	UBS Shandong Haihua Co. Ltd. - A Shares(a)	1,265,618
5,113,160	UBS Shandong Nanshan Aluminum Co. Ltd. - A Shares(a)	1,532,772
2,141,697	UBS Wuxi Taiji Industry Co. Ltd. - A Shares(a)	2,218,156
974,100	UBS Xiamen King Long Motor Group Co. Ltd. - A Shares(a)	972,892
1,776,023	Ubs Yunnan Copper Co. Ltd. Note(a)	2,646,860
83,400	Uni-President China Holdings Ltd.	86,210
32,746	Vipshop Holdings Ltd. - ADR(a)	377,889
229,000	Want Want China Holdings Ltd.	193,465
1,933	Weibo Corp. - ADR(a)	95,084
382,000	West China Cement Ltd.	61,425
14,500	Xiabuxiabu Catering Management China Holdings Co. Ltd.	19,393
504,000	Xiamen International Port Co. Ltd. - H Shares	70,751
120,012	Xingda International Holdings Ltd.	33,541
15,000	Xingfa Aluminium Holdings Ltd.	15,505
70,257	Xinjiang Goldwind Science & Technology Co. Ltd. - H Shares	84,011
192,160	Xinyi Solar Holdings Ltd.	108,882
6,226	Xinyuan Real Estate Co. Ltd. - ADR	22,787
62,259	Xtep International Holdings Ltd.	36,231
34,000	Yadea Group Holdings Ltd.	7,376
11,000	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. - H Shares	17,351
288,000	Yanzhou Coal Mining Co. Ltd. - H Shares	292,927
8,400	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. - H Shares	51,670
20,000	Yihai International Holding Ltd.	136,295
1,342	Yirendai Ltd. - ADR(a)	8,683
104,500	Youyuan International Holdings Ltd.(a),(b)	3,467
90,220	Yuzhou Properties Co. Ltd.	38,225
3,404	YY Inc. - ADR(a)	193,483
171,400	Zai Lab Ltd. - ADR(a)	5,791,606
43,000	Zhaojin Mining Industry Co. Ltd. - H Shares	47,796
Shares		Value
CHINA (continued)
28,000	Zhejiang Expressway Co. Ltd. - H Shares	$22,976
40,000	Zhejiang Glass Co. Ltd. - H Shares(a),(b)	0
34,500	Zhongsheng Group Holdings Ltd.	114,693
17,900	Zhuzhou CRRC Times Electric Co. Ltd. - H Shares	66,589
214,000	Zijin Mining Group Co. Ltd. - Class H	74,010
4,015,000	Zoomlion Heavy Industry Science and Technology Co. Ltd. - H Shares	2,956,444
		143,050,308
CZECH REPUBLIC — 0.0%
282,500	Central European Media Enterprises Ltd. - Class A(a)	1,267,013
DENMARK — 0.9%
19,860	ALK-Abello A/S(a)	4,266,218
12,557	Alm Brand A/S	102,161
8,231	Amagerbanken A/S(a),(b)	0
3,554	Ambu A/S - B Shares	55,813
1,075	Bavarian Nordic A/S(a)	25,283
1,192	Brodrene Hartmann A/S	47,511
13,371	Columbus A/S	17,785
2,553	D/S Norden A/S	37,311
4,589	Demant A/S(a)	121,117
5,709	Dfds A/S	224,651
5,051	FLSmidth & Co. A/S	180,738
43,644	Genmab A/S(a)	9,512,187
204,736	GN Store Nord A/S	8,997,772
58,727	H. Lundbeck A/S	2,003,212
11,608	H+H International A/S - Class B(a)	180,216
169	Harboes Bryggeri A/S - Class B(a)	1,665
14,183	ISS A/S	371,153
84	Jeudan A/S	14,044
3,232	Jyske Bank A/S(a)	107,447
171,742	Matas A/S	1,315,215
3,263	Nilfisk Holding A/S(a)	55,140
2,606	NKT A/S(a)	45,672
1,294	NNIT A/S	18,544
4,279	North Media AS	23,890
5,246	Pandora A/S	257,961
1,840	Parken Sport & Entertainment A/S	27,742
8,246	Per Aarsleff Holding A/S	257,272
2,702	Ringkjoebing Landbobank A/S	186,552
919	Rockwool International A/S - A Shares	172,858
453	Rockwool International A/S - B Shares	88,993
101,859	Royal Unibrew A/S	8,350,893
1,258	RTX A/S	29,221

12

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2019

Shares		Value
DENMARK (continued)
5,456	Scandinavian Tobacco Group A/S	$64,466
930	Schouw & Co.	66,667
121,954	SimCorp A/S	10,895,902
1,395	Solar A/S - Class B	58,517
64,228	Spar Nord Bank A/S	627,054
3,736	Sydbank A/S	73,283
2,492	TCM Group A/S	41,665
120	Tivoli A/S	12,289
47,227	Topdanmark A/S	2,115,021
179,350	Tryg A/S	5,009,313
18,609	Vestjysk Bank A/S(a)	10,306
866	Zealand Pharma AS(a)	25,804
		56,096,524
FAEROE ISLANDS — 0.0%
1,441	Bakkafrost	90,100
662	BankNordik P/F	10,772
		100,872
FINLAND — 0.2%
7,394	Adapteo Oyj(a)	81,064
6,262	Afarak Group Oyj(a)	3,988
8,918	Aktia Bank Oyj	86,831
4,177	Alma Media Oyj	32,983
1,171	Asiakastieto Group Oyj	38,005
5,440	Aspo Oyj	49,751
5,681	Atria Oyj	53,856
3,664	Cargotec Oyj - Class B	128,315
5,077	Caverion Oyj	37,938
1,819	Citycon Oyj	19,050
1,471	Cramo Oyj	15,586
2,890	Digia Oyj	12,313
9,841	Elisa Oyj	537,478
188,204	Finnair Oyj	1,227,938
6,966	Fiskars Oyj Abp	93,230
24,454	Huhtamaki Oyj	1,131,852
2,500	Ilkka-Yhtyma Oyj	10,540
30,191	Kemira Oyj	489,928
2,315	Kesko Oyj - A Shares	142,522
13,374	Kesko Oyj - B Shares	890,188
8,173	Konecranes Oyj	252,039
22,289	Lassila & Tikanoja Oyj	359,460
8,843	Metsa Board Oyj	58,535
6,367	Metso Oyj	240,586
6,587	Nokian Renkaat Oyj	188,070
1,595	Olvi Oyj - Class A	67,687
81,492	Oriola Oyj - Class B	187,229
4,633	Orion Oyj - Class A	203,587
82,498	Orion Oyj - Class B	3,656,477
9,049	Outotec Oyj(a)	58,213
1,885	Ponsse Oyj	58,760
13,137	Raisio Oyj - V Shares	45,860
848	Remedy Entertainment Oyj(a)	9,344
1,307	Revenio Group Oyj	38,556
102,332	Sanoma Oyj	1,069,406
Shares		Value
FINLAND (continued)
57,453	Stora Enso Oyj - Class R	$744,899
861	Talenom Oyj	33,898
1,099	Teleste Oyj	7,134
2,486	Tieto Oyj	70,702
2,154	Tikkurila Oyj	34,354
106,390	Tokmanni Group Corp.	1,362,179
7,022	Uponor Oyj	91,708
2,873	Vaisala Oyj - Class A	86,034
67,476	Valmet Oyj	1,508,129
27,403	Wartsila Oyj Abp	289,183
9,140	YIT Oyj	54,843
		15,860,228
FRANCE — 1.0%
1,676	ABC Arbitrage	12,524
25,020	Air France-KLM(a)	297,884
5,982	AKWEL	118,757
9,940	Albioma SA	257,751
5,333	Alstom SA	230,481
151	Altarea SCA REIT	33,177
5,136	Alten SA	563,939
19,270	Altran Technologies SA	305,829
4,312	Amplitude Surgical SAS(a)	7,502
1,731	ARGAN SA REIT	135,527
10,091	Arkema SA	1,031,361
2,563	Assystem SA	95,188
11,100	Atos SE	859,408
302	Aubay	10,509
703	Axway Software SA	8,389
769	Baikowski SAS(a)	12,524
612	Bastide le Confort Medical	26,210
3,577	Beneteau SA	33,352
9,026	Bigben Interactive	137,310
1,783	BioMerieux	145,862
1,109	Boiron SA	39,394
7,843	Bonduelle SCA	203,812
15,583	Bureau Veritas SA	397,822
117	Burelle SA	105,958
6,600	Casino Guichard Perrachon SA	356,051
1,521	Cegedim SA(a)	47,074
318,059	Cellectis SA(a)	3,724,677
1,083,520	CGG SA(a)	2,515,992
812	Chargeurs SA	13,784
3,995	Cie des Alpes	119,633
7,211	Cie Plastic Omnium SA	197,039
25,235	Coface SA(a)	275,817
1,476	Covivio REIT	167,088
238,461	Derichebourg SA	858,504
423	Devoteam SA	35,855
11,512	Edenred	606,016
9,413	Eiffage SA	1,011,198
410	Electricite de Strasbourg SA	49,614
2,902	Elior Group SA	37,512
34,971	Elis SA	668,124
1,613	Eramet	80,486
826	Esso SA Francaise(a)	20,175

13

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2019

Shares		Value
FRANCE (continued)
61,511	Eutelsat Communications SA	$1,166,254
1,226	Exel Industries SA - Class A	53,464
19,399	Faurecia SE	903,939
1,058	FFP	124,371
296	Fleury Michon SA	9,904
926	Fnac Darty SA(a)	53,549
73,616	Gaztransport Et Technigaz SA	6,703,784
648	Gecina SA REIT	111,153
26,478	Getlink SE	443,259
11,036	GL Events	289,249
1,031	Groupe Crit	76,697
1,062	Groupe Guillin	18,951
720	Groupe Open	8,930
3,368	Guerbet	188,568
76	Haulotte Group SA	415
848	HEXAOM	31,873
895	ICADE REIT	87,641
172	ID Logistics Group(a)	32,880
3,445	Iliad SA	356,557
1,569	Imerys SA	60,582
2,784	Ingenico Group SA	297,272
16,404	Innate Pharma SA(a)	99,069
9,021	Interparfums SA	422,064
17,508	IPSOS	527,220
4,315	Jacquet Metal Service SA	73,343
1,834	JCDecaux SA	50,114
6,595	Kaufman & Broad SA	251,408
3,552	Klepierre SA REIT	132,276
140,114	Korian SA	5,938,226
224,624	Lagardere SCA	5,015,472
14,432	Latecoere SACA(a)	61,809
863	Laurent-Perrier	85,663
1,403	Le Belier	40,371
15,454	Lectra	361,091
1,180	Linedata Services	33,954
8,448	LISI	296,795
452	LNA Sante SA	23,845
4,033	Maisons du Monde SA	55,730
1,676	Manitou BF SA	34,207
447	Manutan International	31,009
15,811	Mersen SA	514,031
19,785	Metropole Television SA	347,984
24,605	Nexans SA	999,985
11,967	Nexity SA	619,024
5,130	NRJ Group	35,130
1,268	Oeneo SA	14,397
3,406	OL Groupe SA(a)	11,814
1,714	Orpea	206,264
339	Pierre & Vacances SA(a)	5,603
3,591	Plastivaloire	24,271
769	PSB Industries SA	17,411
13,358	Publicis Groupe SA	574,325
29,365	Quadient	628,160
3,654	Rallye SA	34,029
472	Remy Cointreau SA	63,118
402,081	Rexel SA	4,977,693
Shares		Value
FRANCE (continued)
112	Robertet SA	$101,180
16,545	Rothschild & Co.	465,006
1,515	Rubis SCA	87,779
104	Samse SA	20,182
2,365	Savencia SA	157,206
13,917	SCOR SE	586,407
947	SEB SA	143,747
2,052	Seche Environnement SA	77,812
2,062	Societe BIC SA	143,159
2,175	Societe pour l’Informatique Industrielle	57,733
830	SOITEC(a)	91,320
21,152	Solocal Group(a)	16,525
3,066	Somfy SA	283,819
9,593	Sopra Steria Group	1,314,916
10,239	SPIE SA	215,830
1,237	Stef SA	120,165
17,568	Suez	273,820
3,477	Synergie SA	98,692
11,693	Technicolor SA(a)	9,761
4,878	Teleperformance	1,105,496
183,765	Television Francaise 1	1,541,247
876	Thermador Groupe	54,126
1,233	Trigano SA	111,045
3,300	Ubisoft Entertainment SA(a)	194,845
577	Union Financiere de France BQE SA	13,257
27,094	Valeo SA	1,007,466
55,408	Valneva SE(a)	155,109
602	Vetoquinol SA	39,210
1,475	Vicat SA	62,513
1,831	VIEL & Cie SA	9,782
1,635	Vilmorin & Cie SA	89,352
11,558	Virbac SA(a)	2,816,603
1,002	Vranken - Pommery Monopole SA	24,250
1,412	Worldline S.A.(a)	85,748
		61,056,414
GABON — 0.0%
311	Total Gabon	45,092
GEORGIA — 0.0%
2,995	Bank of Georgia Group Plc	50,396
5,317	Georgia Capital Plc(a)	67,014
		117,410
GERMANY — 1.1%
6,244	1&1 Drillisch AG	166,995
14,653	7C Solarparken AG	56,382
3,835	Aareal Bank AG	128,828
1,555	ADLER Real Estate AG(a)	17,933
1,504	ADO Properties SA	61,225
40,274	ADVA Optical Networking SE(a)	283,879
40,347	AIXTRON SE(a)	368,092
378	All for One Group AG	19,098

14

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2019

Shares		Value
GERMANY (continued)
2,114	Allgeier SE	$55,643
178,832	Alstria Office REIT AG	3,350,781
429	Amadeus Fire AG	54,162
352	Atoss Software AG	52,803
2,338	Aurubis AG	114,707
8,322	Axel Springer SE(a)	580,095
507	Basler AG	26,124
15,773	Bauer AG	251,208
2,096	BayWa AG	61,364
1,729	Bechtle AG	187,340
1,578	bet-at-home.com AG	83,984
2,168	Bijou Brigitte AG	110,259
3,351	Bilfinger SE	111,822
1,050	Biotest AG - Preference Shares	25,471
70,477	Borussia Dortmund GmbH & Co. KGaA	666,160
15,068	Brenntag AG	756,240
1,385	CANCOM SE	73,898
42,850	Carl Zeiss Meditec AG	4,671,530
15,457	CECONOMY AG(a)	78,007
2,761	CENIT AG	37,568
10,801	CENTROTEC Sustainable AG	189,851
1,047	Cewe Stiftung & Co. KGaA	100,774
3,909	comdirect bank AG	58,943
50,197	Commerzbank AG	300,246
2,016	CompuGroup Medical SE	129,061
34,079	Covestro AG	1,636,257
5,229	CropEnergies AG	40,882
51,350	CTS Eventim AG & Co KGaA	3,106,932
1,466	Dermapharm Holding SE	57,340
25,640	Deutsche Lufthansa AG	444,529
12,324	Deutsche Pfandbriefbank AG	168,376
135,864	Deutz AG	757,645
27,475	DIC Asset AG	383,036
3,464	DMG Mori AG	164,194
464	Dr Hoenle AG	24,115
551	Draegerwerk AG & Co. KGaA	23,106
14,782	Draegerwerk AG & Co. KGaA - Preference Shares	866,358
3,940	Duerr AG	116,185
2,821	Eckert & Ziegler Strahlen- und Medizintechnik AG	493,963
7,918	Elmos Semiconductor AG	222,098
961	Energiekontor AG	21,007
4,661	Evotec SE(a)	106,515
1,111	Fielmann AG	85,746
763	First Sensor AG	29,614
7,169	Fraport AG Frankfurt Airport Services Worldwide	599,189
16,338	Freenet AG	362,522
1,136	FUCHS PETROLUB SE	45,801
2,915	Fuchs Petrolub SE - Preference Shares	124,452
8,712	GEA Group AG	266,329
4,747	Gerresheimer AG	382,515
3,642	Gesco AG	76,852
Shares		Value
GERMANY (continued)
2,294	GFT Technologies SE	$20,161
350	Grammer AG	12,374
489	GRENKE AG	46,276
3,242	Hamborner AG REIT	34,892
37,309	Hamburger Hafen und Logistik AG	966,201
5,298	Hapag-Lloyd AG	385,258
291	Hawesko Holding AG	10,840
53,051	Heidelberger Druckmaschinen AG(a)	68,930
4,049	Hella GmbH & Co. KGaA	196,981
1,172	HOCHTIEF AG	146,137
1,232	Hornbach Baumarkt AG	26,107
3,726	Hornbach Holding AG & Co KGaA	225,234
3,768	HUGO BOSS AG	158,516
5,512	Indus Holding AG	210,246
1,032	Isra Vision AG	48,756
1,149	Jenoptik AG	34,216
5,780	Jungheinrich AG - Preference Shares	146,592
11,079	K+S AG	157,668
7,052	KION Group AG	468,602
1,745	Koenig & Bauer AG	57,646
1,347	Krones AG	88,110
210	KSB SE & Co. KGaA	66,985
170	KSB SE & Co. KGaA	52,519
2,185	KWS Saat SE & Co. KGaA	146,947
18,099	LANXESS AG	1,176,833
2,823	LEG Immobilien AG	323,980
2,138	Leifheit AG	51,029
3,242	Leoni AG(a)	38,490
4,326	LPKF Laser & Electronics AG(a)	67,065
466	Manz AG(a)	9,968
1,297	MasterFlex SE	7,739
2,685	Mensch und Maschine Software SE	111,698
83,863	METRO AG	1,365,573
5,961	MLP SE	30,449
115,131	MorphoSys AG(a)	12,538,804
1,821	MTU Aero Engines AG	486,211
5,868	Nemetschek SE	298,433
541	New Work SE	170,454
530	Nexus AG	18,797
5,156	Nordex SE(a)	67,511
2,170	Norma Group SE	79,770
981	OHB SE	38,950
15,988	OSRAM Licht AG	713,256
4,429	Patrizia AG	90,742
263	Pfeiffer Vacuum Technology AG	41,153
18,266	PNE AG	81,285
960	Progress-Werk Oberkirch AG	26,125
8,839	ProSiebenSat.1 Media SE	130,522
1,157	PSI Software AG	24,518
3,452	Puma SE	259,683

15

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2019

Shares		Value
GERMANY (continued)
35,476	QSC AG	$48,904
870	R Stahl AG(a)	25,810
158	Rational AG	120,268
9,061	Rheinmetall AG	1,089,903
1,725	RHOEN-KLINIKUM AG	35,554
4,230	RIB Software AG	109,545
7,393	SAF-Holland SA	52,193
26,151	Schaeffler AG - Preference Shares	220,496
1,854	Schaltbau Holding AG(a)	62,860
4,609	Scout24 AG	285,036
330	Secunet Security Networks AG	42,694
27,749	Siltronic AG	2,637,427
361,895	Sirius Real Estate Ltd.	344,555
888	Sixt Leasing SE	11,112
1,152	Sixt SE	112,551
1,830	Sixt SE - Preference Shares	124,093
431	SMA Solar Technology AG(a)	13,469
977	Softing AG	8,456
24,341	Software AG	773,704
3,105	Sto Se & Co. KGAA - Preference Shares	339,375
148	STRATEC SE	11,175
2,297	Stroeer SE & Co. KGaA	184,965
4,202	Suedzucker AG	60,549
2,504	Suess MicroTec AG(a)	27,704
2,878	Surteco Group SE	63,298
516,136	TAG Immobilien AG	12,537,577
8,346	Takkt AG	99,226
6,947	Talanx AG	319,992
695	Technotrans SE	13,177
103,302	Telefonica Deutschland Holding AG	327,780
16,128	ThyssenKrupp AG	230,151
4,769	TLG Immobilien AG	139,620
524	Traffic Systems SE	12,857
38,099	TUI AG	498,452
13,263	Uniper SE	413,295
20,431	United Internet AG	615,468
7,856	VERBIO Vereinigte BioEnergie AG	79,207
2,422	VIB Vermoegen AG	75,365
2,097	Villeroy & Boch AG - Preference Shares	32,860
2,349	Vossloh AG	96,017
2,883	Wacker Chemie AG	226,365
3,432	Wacker Neuson SE	58,640
841	Washtec AG	42,302
13,640	Wuestenrot & Wuerttembergische AG	279,305
		68,764,615
GIBRALTAR — 0.0%
11,850	888 Holdings Plc	27,568
GREECE — 0.2%
3,578	Aegean Airlines SA	32,722
Shares		Value
GREECE (continued)
96	Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products(a),(b)	$0
1,881,161	Alpha Bank AE(a)	4,009,389
1,924	Autohellas SA	14,849
733	Bank of Greece	11,527
10,097	Ellaktor SA(a)	20,698
2,818,956	Eurobank Ergasias SA(a)	2,854,735
4,916	GEK Terna Holding Real Estate Construction SA(a)	37,393
2,495	JUMBO SA	48,697
2,125	Mytilineos Holdings SA	23,250
755,056	National Bank of Greece SA(a)	2,560,026
205,619	OPAP SA	2,235,936
35,269	Piraeus Bank SA(a)	123,120
22,848	Proton Bank SA(a),(b)	0
2,633	Sarantis SA	23,258
12,534	T Bank SA(a),(b)	0
2,904	Terna Energy SA	23,708
210	Thessaloniki Port Authority SA	6,277
31,091	TT Hellenic Postbank SA(a),(b)	0
		12,025,585
HONG KONG — 1.0%
215,000	Agritrade Resources Ltd.	18,383
430,000	Alibaba Pictures Group Ltd.(a)	70,789
1,273,693	Allied Properties HK Ltd.	250,319
58,000	AMVIG Holdings Ltd.	14,952
210,000	Analogue Holdings Ltd.	28,140
144,250	APT Satellite Holdings Ltd.	55,226
144,000	Asia Financial Holdings Ltd.	76,815
5,300	ASM Pacific Technology Ltd.	74,198
74,000	Associated International Hotels Ltd.	188,873
18,000	Ausnutria Dairy Corp. Ltd.	26,922
37,800	Bank of East Asia Ltd. (The)	91,172
29,000	Beijing Enterprises Holdings Ltd.	136,748
418,000	Beijing Enterprises Water Group Ltd.	218,710
504,000	Bel Global Resources Holdings Ltd.(a),(b)	0
204,000	Bright Smart Securities & Commodities Group Ltd.	33,844
289,000	Brightoil Petroleum Holdings Ltd.(a),(b)	55,322
108,000	Brilliance China Automotive Holdings Ltd.	119,633
1,644,354	Brockman Mining Ltd.(a)	30,428
2,266,667	Build King Holdings Ltd.	260,339
1,158,789	Cafe de Coral Holdings Ltd.	3,164,656
28,000	Camsing International Holding, Ltd.(b)	4,145
92,000	Carrianna Group Holdings Co. Ltd.	9,393
55,000	Cathay Pacific Airways Ltd.	70,330

16

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2019

Shares		Value
HONG KONG (continued)
166,800	Century City International Holdings Ltd.	$12,133
564,000	CGN New Energy Holdings Co. Ltd.	84,932
7,036,000	Champion REIT	4,669,147
137,082	Cheuk Nang Holdings Ltd.	67,352
85,873	Chevalier International Holdings Ltd.	121,862
138,137	China Agri-Industries Holdings Ltd.	45,658
47,000	China Everbright Greentech Ltd.	26,271
56,222	China Everbright International Ltd.	42,547
525,600	China Fiber Optic Network System Group Ltd.(a),(b)	3,521
66,000	China Flavors & Fragrances Co. Ltd.	14,571
98,000	China Foods Ltd.	40,396
88,000	China Grand Pharmaceutical and Healthcare Holdings Ltd.	50,536
6,603,000	China High Precision Automation Group Ltd.(a),(b)	0
29,000	China High Speed Transmission Equipment Group Co. Ltd.	17,135
322,000	China Jinmao Holdings Group Ltd.	214,915
24,000	China Merchants Port Holdings Co. Ltd.	37,611
193,200	China Metal Recycling Holdings Ltd.(a),(b)	0
1,010,000	China Oil and Gas Group Ltd.	43,824
111,000	China Overseas Grand Oceans Group Ltd.	57,654
120,000	China Overseas Property Holdings Ltd.	73,507
113,333	China Power International Development Ltd.	23,720
298,440	China Resources Cement Holdings Ltd.	327,540
36,800	China Resources Gas Group Ltd.	222,135
44,000	China Resources Power Holdings Co. Ltd.	55,421
168,000	China Ruifeng Renewable Energy Holdings Ltd.(a)	7,718
892,000	China South City Holdings Ltd.	103,589
142,000	China State Construction Development Holdings Ltd.	14,679
252,870	China State Construction International Holdings Ltd.	232,993
150,600	China Taiping Insurance Holdings Co. Ltd.	340,178
152,000	China Traditional Chinese Medicine Holdings Co. Ltd.	68,086
2,612,000	China Unicom Hong Kong Ltd.	2,590,017
60,000	China Vast Industrial Urban Development Co. Ltd.	23,277
Shares		Value
HONG KONG (continued)
34,000	China Water Affairs Group Ltd.	$26,034
128,000	China Water Industry Group Ltd.(a)	7,922
418,715	Chow Sang Sang Holdings International Ltd.	489,466
110,000	Chu Kong Shipping Enterprises Group Co. Ltd.	18,390
237,500	Chuang’s Consortium International Ltd.	46,373
66,000	CIMC Enric Holdings Ltd.	35,881
5,670,000	CITIC Telecom International Holdings Ltd.	2,156,292
274,000	Citychamp Watch & Jewellery Group Ltd.(a)	59,444
490,000	CK Life Sciences International Holdings, Inc.	22,199
47,000	Clear Media Ltd.	21,593
168,000	Comba Telecom Systems Holdings Ltd.	38,806
940,000	Concord New Energy Group Ltd.	47,384
22,000	Convenience Retail Asia Ltd.	10,585
2,354,687	COSCO SHIPPING Ports Ltd.	1,854,072
2,209,105	Cowell e Holdings, Inc.	352,399
1,766,000	CP Pokphand Co. Ltd.	146,491
1,359,335	CSI Properties Ltd.	48,573
173,614	Dah Chong Hong Holdings Ltd.	79,319
155,164	Dah Sing Banking Group Ltd.	200,788
171,177	Dah Sing Financial Holdings Ltd.	637,877
208,000	Dawnrays Pharmaceutical Holdings Ltd.	36,897
244,000	DBA Telecommunication Asia Holdings Ltd.(a),(b)	11,851
24,656	EcoGreen International Group Ltd.	4,468
168,234	EganaGoldpfeil Holdings Ltd.(a),(b)	0
198,416	Emperor International Holdings Ltd.	44,312
2,900,000	Emperor Watch & Jewellery Ltd.	62,915
215,300	Esprit Holdings, Ltd.(a)	41,214
92,000	EVA Precision Industrial Holdings Ltd.	7,397
108,000	Ever Sunshine Lifestyle Services Group Ltd.	66,157
43,500	Fairwood Holdings Ltd.	114,635
212,893	Far East Consortium International Ltd.	90,200
309,000	Far East Horizon Ltd.	292,992
3,166,000	First Pacific Co. Ltd.	1,212,106
27,100	Fortune Real Estate Investment Trust REIT(a)	31,817
170,000	Fountain SET Holdings Ltd.	27,336
127,877	FSE Services Group Ltd.	59,565
554,000	GCL-New Energy Holdings Ltd.(a)	18,028

17

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2019

Shares		Value
HONG KONG (continued)
1,770,000	GCL-Poly Energy Holdings Ltd.(a)	$71,153
500,000	Gemdale Properties & Investment Corp. Ltd.	58,066
3,122,000	Get Nice Holdings Ltd.	93,629
80,000	Giordano International Ltd.	25,421
220,000	Gold Peak Industries Holdings Ltd.	21,899
86,000	Goldlion Holdings Ltd.	26,669
3,000	Great Eagle Holdings Ltd.	10,146
7,050,000	G-Resources Group Ltd.(a)	44,085
188,600	Guotai Junan International Holdings Ltd.	31,770
63,000	Haier Electronics Group Co. Ltd.	180,093
149,000	Haitong International Securities Group Ltd.	43,354
22,000	Hang Lung Group Ltd.	55,197
133,267	Hanison Construction Holdings Ltd.	19,048
114,000	Harbour Centre Development Ltd.	184,473
8,500	Health and Happiness H&H International Holdings Ltd.	33,736
2,436,142	Hengdeli Holdings Ltd.	102,595
24,000	HK Electric Investments & HK Electric Investments Ltd.	23,951
45,500	HKBN Ltd.	81,292
29,441	HKC Holdings Ltd.	23,670
630,400	HKR International Ltd.	262,266
90,000	Hon Kwok Land Investment Co. Ltd.	37,673
136,151	Hongkong & Shanghai Hotels Ltd. (The)	153,423
112,000	Hopson Development Holdings Ltd.	108,199
166,000	Hsin Chong Group Holdings Ltd.(a),(b)	7,415
220,000	Hua Han Health Industry Holdings Ltd.(a),(b)	14,880
5,000	Hysan Development Co. Ltd.	19,749
8,000	IMAX China Holding, Inc.	18,173
208,000	International Housewares Retail Co. Ltd.	48,576
175,000	IPE Group Ltd.(a)	18,090
5,476,331	IRC Ltd.(a)	81,768
396,000	IT Ltd.	106,126
66,905	ITC Properties Group Ltd.	12,551
189,877	Johnson Electric Holdings Ltd.	347,480
838,000	Joy City Property Ltd.	91,971
134,000	Ju Teng International Holdings Ltd.	31,294
6,002	K Wah International Holdings Ltd.	3,286
25,500	Kerry Logistics Network Ltd.	40,743
324,500	Kerry Properties Ltd.	1,051,857
118,200	Kingboard Holdings Ltd.	316,017
Shares		Value
HONG KONG (continued)
125,500	Kingboard Laminates Holdings Ltd.	$115,315
74,000	Kingmaker Footwear Holdings Ltd.	10,105
249,000	Kowloon Development Co. Ltd.	313,953
408,000	Kunlun Energy Co. Ltd.	380,615
43,180	Lai Fung Holdings Ltd.	50,256
48,900	Lai Sun Development Co. Ltd.	58,660
120,640	Lai Sun Garment International Ltd.	129,324
9,000	Lam Soon Hong Kong Ltd.	16,080
68,000	Landsea Green Group Co. Ltd.	7,376
24,000	Lee & Man Chemical Co. Ltd.	11,210
292,200	Lee & Man Paper Manufacturing Ltd.	162,956
13,500	Lee’s Pharmaceutical Holdings Ltd.	7,236
5,234,000	Li & Fung Ltd.	574,435
88,000	Lifestyle China Group Ltd.(a)	25,942
16,000	Lifestyle International Holdings Ltd.	16,866
430,269	Link REIT	4,692,027
94,000	Liu Chong Hing Investment Ltd.	129,077
21,000	Luk Fook Holdings International Ltd.	55,877
38,000	LVGEM China Real Estate Investment Co. Ltd.	13,675
1,298,000	Magnificent Hotel Investment Ltd.	28,160
28,400	Man Wah Holdings Ltd.	19,390
19,200	Mandarin Oriental International Ltd.	31,679
338,000	Melco International Development Ltd.	899,355
85,387	Midland Holdings Ltd.(a)	13,294
109,000	Ming Fai International Holdings Ltd.	11,546
429,000	Mingfa Group International Co. Ltd.(a),(b)	3,082
702,000	Minmetals Land Ltd.	99,442
36,000	Miramar Hotel & Investment Co. Ltd.	70,567
170,000	Modern Dental Group Ltd.	37,532
1,150,000	Nan Hai Corp. Ltd.	15,263
6,000	NetDragon Websoft Ltd.	13,737
97,000	New World Department Store China Ltd.(a)	15,350
176,000	NewOcean Energy Holdings Ltd.(a)	28,525
250,000	Nine Dragons Paper Holdings Ltd.	217,587
1,468,000	Nissin Foods Co. Ltd.	1,326,379
40,000	NOVA Group Holdings Ltd.	9,648
76,000	NWS Holdings Ltd.	113,283
44,788	Oriental Watch Holdings	10,288
62,000	Overseas Chinese Town Asia Holdings Ltd.	19,385

18

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2019

Shares		Value
HONG KONG (continued)
1,340,246	Pacific Andes International Holdings Ltd.(a),(b)	$4,686
207,000	Pacific Basin Shipping Ltd.	48,078
39,000	Pacific Textile Holdings Ltd.	28,369
201,240	Paliburg Holdings Ltd.	66,002
334,000	Panda Green Energy Group Ltd.(a)	9,548
76,000	PAX Global Technology Ltd.	33,267
40,000	PC Partner Group Ltd.(a)	12,711
125,394	PCCW Ltd.	74,571
48,000	Peace Mark Holdings Ltd.(a),(b)	0
2,784,000	Perfect Shape Medical Ltd.	1,009,011
368,000	Pico Far East Holdings Ltd.	125,391
4,216,000	Poly Property Group Co. Ltd.	1,528,014
1,427,800	Polytec Asset Holdings Ltd.	176,745
597,000	Pou Sheng International Holdings Ltd.	225,514
91,000	Prinx Chengshan Cayman Holding Ltd.	89,305
196,000	PT International Development Co. Ltd.(a)	10,505
60,000	Public Financial Holdings Ltd.	23,277
160,200	Regal Hotels International Holdings Ltd.	90,772
46,000	Regina Miracle International Holdings, Ltd.	30,115
7,000	Road King Infrastructure Ltd.	12,828
275,000	Samson Holding Ltd.(a)	15,091
116,000	SAS Dragon Holdings Ltd.	36,565
27,095	Seaspan Corp.	293,710
57,516	Shanghai Industrial Holdings Ltd.	107,164
268,516	Shanghai Industrial Urban Development Group Ltd.	33,582
880,000	Shanghai Zendai Property Ltd.(a)	7,075
26,000	Shangri-La Asia Ltd.	26,710
120,000	Shenwan Hongyuan HK Ltd.	17,764
54,175	Shenzhen International Holdings Ltd.	110,342
206,353	Shenzhen Investment Ltd.	81,372
152,129	Shimao Property Holdings Ltd.	511,565
128,000	Shougang Fushan Resources Group Ltd.	26,463
106,000	Singamas Container Holdings Ltd.	11,904
1,710,000	Sino Biopharmaceutical Ltd.	2,557,597
148,000	Sinofert Holdings Ltd.	15,110
102,000	Sinopec Kantons Holdings Ltd.	41,654
21,000	SITC International Holdings Co. Ltd.	23,182
24,000	SJM Holdings Ltd.	25,728
108,878	Skyworth Group Ltd.	28,206
202,500	SmarTone Telecommunications Holding Ltd.	175,987
182,386	SMI Holdings Group Ltd.(a),(b)	11,638
Shares		Value
HONG KONG (continued)
200,000	SOCAM Development Ltd.(a)	$63,043
1,740,000	South China Holdings Co. Ltd.(a)	40,192
71,212	SSY Group Ltd.	59,616
548,923	Stella International Holdings Ltd.	920,482
578,000	Summit Ascent Holdings Ltd.(a)	89,990
3,093,500	Sun Art Retail Group Ltd.	3,162,212
309,801	Sun Hung Kai & Co. Ltd.	134,027
1,094,000	Sunlight Real Estate Investment Trust REIT	742,741
514,000	Tai Hing Group Holdings Ltd.	111,512
144,000	Tang Palace China Holdings Ltd.	19,847
66,000	Tao Heung Holdings, Ltd.	10,865
86,666	TCL Electronics Holdings Ltd.	41,143
43,600	Television Broadcasts Ltd.	71,888
42,000	Texhong Textile Group Ltd.	42,558
308,000	Texwinca Holdings Ltd.	69,965
159,800	Tian An China Investment Co. Ltd.	77,494
690,000	Tianjin Port Development Holdings Ltd.	63,400
75,000	Tibet Water Resources Ltd.(a)	12,347
1,464,000	Time Interconnect Technology Ltd.	85,008
248,270	Tomson Group Ltd.	59,882
330,000	Tongda Group Holdings Ltd.	26,953
62,000	Top Spring International Holdings Ltd.	12,739
47,235	Towngas China Co. Ltd.	36,469
90,000	TPV Technology Ltd.	44,104
30,400	Transport International Holdings Ltd.	80,307
497,600	Tsit Wing International Holdings Ltd.	71,122
98,000	Tsui Wah Holdings Ltd.	5,941
279,000	Union Medical Healthcare Ltd.	206,510
774,000	United Energy Group Ltd.(a)	157,053
58,500	United Laboratories International Holdings Ltd. (The)	33,670
44,000	Up Energy Development Group Ltd.(a),(b)	136
1,101,300	Valuetronics Holdings Ltd.	546,420
101,600	Victory City International Holdings Ltd.(a)	4,668
7,000	Vinda International Holdings Ltd.	13,221
14,000	Vitasoy International Holdings Ltd.	56,994
79,600	VSTECS Holdings Ltd.	40,633
231,896	VTech Holdings Ltd.	2,036,058
240,000	Wai Kee Holdings Ltd.	146,402
24,209,667	Wang On Group Ltd.	259,523
68,622	Wasion Holdings Ltd.	34,066
36,000	Wharf Holdings Ltd. (The)	81,869

19

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2019

Shares		Value
HONG KONG (continued)
68,000	Wing On Co. International Ltd.	$196,990
182,000	Wing Tai Properties Ltd.	113,809
60,000	Xinyi Glass Holdings Ltd.	67,611
1,826,525	Yue Yuen Industrial Holdings Ltd.	5,151,411
518,946	Yuexiu Property Co. Ltd.	114,572
2,100,191	Yuexiu Transport Infrastructure Ltd.	1,940,465
20,000	Zhongyu Gas Holdings Ltd.	19,372
162,000	Zhuguang Holdings Group Co. Ltd.(a)	22,121
306,000	Zhuhai Holdings Investment Group Ltd.	38,270
		61,905,110
HUNGARY — 0.0%
8,996	Magyar Telekom Telecommunications Plc	13,405
33,762	Richter Gedeon Nyrt	625,717
		639,122
INDIA — 0.5%
116	3M India Ltd.(a)	36,778
5,278	5Paisa Capital Ltd.(a)	12,691
1,487	Aarti Drugs Ltd.	11,278
5,956	Aarti Industries Ltd.	73,601
297	Aarti Surfactants Ltd.(a),(b)	890
1,662	ABB India Ltd.	34,178
2,871	ACC Ltd.	63,470
6,979	Adani Enterprises Ltd.	19,644
59,679	Adani Gas Ltd.	123,769
45,415	Adani Green Energy Ltd.(a)	57,434
571,421	Adani Ports & Special Economic Zone Ltd.	3,188,671
49,774	Adani Power Ltd.(a)	46,350
28,080	Adani Transmission Ltd(a)	108,514
7,689	Aditya Birla Capital Ltd.(a)	8,873
12,792	Aegis Logistics Ltd.	30,948
1,354	AIA Engineering Ltd.	33,087
1,948	Ajanta Pharma Ltd.	28,857
250	Akzo Nobel India Ltd.	7,465
7,855	Alembic Pharmaceuticals Ltd.	60,915
27,613	Allahabad Bank(a)	10,472
2,907	Amara Raja Batteries Ltd.	27,954
10,048	Ambuja Cements Ltd.	28,658
26,000	Andhra Bank(a)	6,562
1,878	Anup Engineering Ltd. (The)	12,885
3,061	Apar Industries Ltd.	23,067
684	APL Apollo Tubes Ltd.	14,011
5,067	Apollo Hospitals Enterprise Ltd.	106,071
38,391	Apollo Tyres Ltd.	103,002
10,143	Arvind Fashions Ltd.(a)	64,880
29,548	Arvind Ltd.	20,954
66,084	Ashok Leyland Ltd.	71,508
3,306	Ashoka Buildcon Ltd.(a)	4,796
3,162	Astral Polytechnik Ltd.	49,794
Shares		Value
INDIA (continued)
933	Atul Ltd.	$56,500
23,377	Aurobindo Pharma Ltd.	154,855
3,997	Avanti Feeds Ltd.	25,553
4,216	Bajaj Consumer Care Ltd.	14,943
11,543	Bajaj Holdings & Investment Ltd.	597,210
1,167	Balaji Amines Ltd.	5,330
4,698	Balkrishna Industries Ltd.	58,599
20,684	Balrampur Chini Mills Ltd.	47,519
4,936	Bandhan Bank Ltd.	42,610
57,043	Bank of Baroda(a)	78,171
1,330	BASF India Ltd.	18,826
1,477	Bata India Ltd.	37,626
1,085	BEML Ltd.	15,842
9,384	Berger Paints India Ltd.	69,716
40,550	Bharat Electronics Ltd.	67,546
12,322	Bharat Forge Ltd.	78,844
1,748,525	Bharat Heavy Electricals Ltd.	1,394,062
129	Bharat Rasayan Ltd.	10,447
621,722	Bharti Airtel Ltd.	3,280,467
2,062	Birla Corp. Ltd.	16,558
15,210	Birlasoft Ltd.	14,282
4,707	Bliss Gvs Pharma Ltd.	9,072
311	Blue Dart Express Ltd.	10,553
1,044	Blue Star Ltd.	12,391
7,567	Bodal Chemicals Ltd.	8,199
12,029	Bombay Dyeing & Manufacturing Co. Ltd.	13,822
58	Bosch Ltd.	12,516
10,933	Brigade Enterprises Ltd.	31,792
8,367	Cadila Healthcare Ltd.	29,697
5,574	Can Fin Homes Ltd.	31,026
8,528	Canara Bank(a)	24,473
7,476	Carborundum Universal Ltd.	33,797
1,183	Care Ratings Ltd.	8,851
2,644	CCL Products India Ltd.	7,716
1,987	Ceat Ltd.	28,261
4,533	Century Plyboards India Ltd.	10,430
944	Century Textiles & Industries Ltd.	5,622
1,713	CESC Ltd.	19,280
342	CESC Ventures Ltd.(a)	1,662
17,449	Chambal Fertilizers and Chemicals Ltd.	41,907
56,756	Chennai Super Kings Cricket Ltd.(a),(b)	338
7,485	Cholamandalam Financial Holdings Ltd.	48,142
13,865	Cholamandalam Investment and Finance Co. Ltd.	59,621
16,267	Cipla Ltd.	107,069
12,260	City Union Bank Ltd.	36,627
5,074	Colgate-Palmolive India Ltd.	110,824
7,227	Container Corp. Of India Ltd.	59,948
11,412	Coromandel International Ltd.	76,489

20

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2019

Shares		Value
INDIA (continued)
15,702	Cox & Kings Financial Service Ltd.(a)	$122
20,123	Cox & Kings Ltd.(a)	496
887	CRISIL Ltd.	18,291
23,809	Crompton Greaves Consumer Electricals Ltd.	83,549
2,991	Cummins India Ltd.	22,938
14,681	Cyient Ltd.	84,190
10,700	Dalmia Bharat Ltd.	122,163
16,168	DCB Bank Ltd.	41,065
9,427	DCM Shriram Ltd.	48,884
4,866	Deepak Nitrite Ltd.	23,408
8,598	Delta Corp Ltd.	25,384
21,697	Dewan Housing Finance Corp. Ltd.(a)	5,338
5,976	Dishman Carbogen Amcis Ltd.	10,094
2,682	Divi’s Laboratories Ltd.	66,363
1,477,693	DLF Ltd.	3,818,778
1,513	Dr Lal PathLabs Ltd.	32,796
9,312	Dr Reddys Laboratories Ltd.	365,397
2,840	eClerx Services Ltd.	18,088
12,047	EID Parry India Ltd.	29,018
4,882	EIH Ltd.	11,532
3,704	Elgi Equipments Ltd.	14,400
3,941	Emami Ltd.	18,177
625	Endurance Technologies Ltd.	9,609
5,540	Engineers India Ltd.	9,342
7,399	Escorts Ltd.	68,781
4,643	Essel Propack Ltd.	7,377
11,633	Exide Industries Ltd.	31,670
4,388	FDC Ltd/India(a)	11,136
89,105	Federal Bank Ltd.	105,275
4,296	Federal-Mogul Goetze India Ltd.(a)	33,370
6,598	Finolex Cables Ltd.	35,656
4,610	Finolex Industries Ltd.	39,338
21,394	Firstsource Solutions Ltd.	14,825
14,906	Fortis Healthcare Ltd.(a)	30,851
40,366	Future Enterprises Ltd.(a)	14,114
4,129	Future Retail Ltd.(a)	22,200
3,252	Gabriel India Ltd.	5,653
708	Garware Technical Fibers Ltd.	11,685
10,841	Gayatri Projects Ltd.(a)	19,908
36	General Insurance Corp. of India	158
7,704	GHCL Ltd.	23,499
3,335	GIC Housing Finance Ltd.	8,360
220	Gillette India Ltd.	25,104
810	GlaxoSmithKline Consumer Healthcare Ltd.	105,263
522	GlaxoSmithKline Pharmaceuticals Ltd.	12,238
16,245	Glenmark Pharmaceuticals Ltd.	72,237
3,122	Godfrey Phillips India Ltd.	48,098
1,368	Godrej Industries Ltd.	8,032
10,942	Granules India Ltd.	19,321
Shares		Value
INDIA (continued)
6,570	Graphite India Ltd.	$26,390
6,318	Grasim Industries Ltd.	68,477
6,972	Great Eastern Shipping Co. Ltd. (The)	29,479
16,172	Greaves Cotton Ltd.	31,932
770	Greenlam Industries Ltd.	9,882
5,192	Grindwell Norton Ltd.	44,019
4,027	Gujarat Alkalies & Chemicals Ltd.	26,477
6,920	Gujarat Ambuja Exports Ltd.	13,776
2,199	Gujarat Fluorochemicals Ltd.(a)	20,507
8,027	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	24,507
27,992	Gujarat State Fertilizers & Chemicals Ltd.	31,671
15,512	Gujarat State Petronet Ltd.	45,763
92	Hatsun Agro Product Ltd.	573
610	HEG Ltd.	8,539
14,346	HeidelbergCement India Ltd.	37,843
2,835	Hemisphere Properties India Ltd.(a),(b)	6,667
151,702	HFCL Ltd.	37,964
5,553	Hikal Ltd.	9,320
8,085	Himadri Speciality Chemical Ltd.	8,595
4,003	Himatsingka Seide Ltd.	8,694
103,068	Hindalco Industries Ltd.	273,041
2,430	Hinduja Global Solutions Ltd.	19,722
12,605	Hindustan Petroleum Corp. Ltd.	57,801
102	Honeywell Automation India Ltd.	40,385
4,443	Huhtamaki PPL Ltd.	15,983
41,116	IDFC First Bank Ltd.(a)	25,883
73,673	IDFC Ltd.	36,406
65,962	IFCI Ltd.(a)	6,789
38,969	IIFL Holdings Ltd.	62,633
38,969	IIFL Securities Ltd.(a)	16,317
5,567	IIFL Wealth Management Ltd.	104,188
17,077	India Cements Ltd. (The)	20,188
951	India Glycols Ltd.	3,050
27,666	Indiabulls Real Estate Ltd.(a)	21,531
5,639	Indiabulls Ventures Ltd.	1,916
2,931	Indian Bank(a)	5,496
4,977	Indian Hotels Co. Ltd. (The)	10,666
63,408	Indian Overseas Bank(a)	9,565
6,915	Indraprastha Gas Ltd.	38,173
2,957	IndusInd Bank Ltd.	54,747
121	Ingersoll-Rand India Ltd.	1,118
2,064	Inox Leisure Ltd.	10,613
1,367	Intellect Design Arena Ltd.(a)	3,678
1,853	InterGlobe Aviation Ltd.	38,060
2,764	Ipca Laboratories Ltd.	38,219
8,265	Jagran Prakashan Pvt Ltd.	6,566
7,106	JB Chemicals & Pharmaceuticals Ltd.	34,178
4,727	Jindal Poly Films Ltd.	14,735

21

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2019

Shares		Value
INDIA (continued)
29,253	Jindal Saw Ltd.	$36,582
8,127	Jindal Stainless Hisar Ltd.(a)	7,791
16,998	Jindal Stainless Ltd.(a)	8,304
38,658	Jindal Steel & Power Ltd.(a)	63,359
980	JK Cement, Ltd.	15,434
21,600	JK Paper Ltd.	37,001
53,110	JM Financial Ltd.	58,405
63,861	JSW Energy Ltd.	61,269
6,931	JTEKT India Ltd.	9,005
4,756	Jubilant Foodworks Ltd.	107,345
18,044	Jubilant Life Sciences Ltd.	140,516
3,247	Just Dial Ltd.(a)	26,963
4,040	Jyothy Laboratories Ltd.	9,976
1,524	Kajaria Ceramics Ltd.	11,996
7,256	Kalpataru Power Transmission Ltd.	44,132
3,790	Kansai Nerolac Paints Ltd.	29,677
3,936	Karnataka Bank Ltd. (The)	4,331
21,127	Karur Vysya Bank Ltd. (The)	16,338
2,611	Kaveri Seed Co. Ltd.	19,260
8,411	KEC International Ltd.	32,148
4,381	KEI Industries Ltd.	36,470
1,261	Kiri Industries Ltd.	7,344
4,060	Kirloskar Oil Engines Ltd.	9,719
4,865	KNR Constructions Ltd.	15,879
3,298	Kolte-Patil Developers Ltd.	11,645
15,210	KPIT Technologies Ltd.	19,536
2,402	KPR Mill Ltd.	22,009
4,012	KRBL Ltd.	12,766
39,001	L&T Finance Holdings Ltd.	52,567
366	Lakshmi Machine Works Ltd.	18,436
1,792	Larsen & Toubro Infotech Ltd.	43,502
2,599	Laurus Labs Ltd.	13,550
34,906	LIC Housing Finance Ltd.	202,953
11,263	Lupin Ltd.	118,317
21,539	Mahindra & Mahindra Financial Services Ltd.	107,196
3,236	Mahindra CIE Automotive Ltd.(a)	6,875
77,559	Manappuram Finance Ltd.	185,180
16,573	Marksans Pharma Ltd.	3,540
3,410	Max Financial Services Ltd.(a)	19,526
11,396	Max India Ltd.(a)	11,705
16,866	Meghmani Organics Ltd.	12,424
6,096	Minda Corp. Ltd.	8,560
6,474	Minda Industries Ltd.	33,626
67,260	Mindtree Ltd.	675,931
4,129	MOIL Ltd.	8,095
62,388	Motherson Sumi Systems Ltd.	108,145
1,610	Motilal Oswal Financial Services Ltd.	14,095
4,606	Mphasis Ltd.	61,708
66	MRF Ltd.	61,110
15,818	Muthoot Finance Ltd.	157,815
3,534	Natco Pharma Ltd.	29,357
17,565	Nava Bharat Ventures Ltd.	18,251
Shares		Value
INDIA (continued)
1,175	Navin Fluorine International Ltd.	$14,868
3,720	Navneet Education Ltd.	5,357
28,062	NCC Ltd.	22,868
1,485	NESCO Ltd.	11,628
35,322	NHPC Ltd.	11,703
460	NIIT Technologies Ltd.	10,044
534	Nilkamal Ltd.	9,499
14,212	NOCIL Ltd.	24,335
2,785	Oberoi Realty Ltd.	19,903
4,635	Oil India Ltd.	11,217
3,942	Omaxe Ltd.	10,196
1,101	Oracle Financial Sevices Software Ltd.(a)	48,749
9,517	Oriental Bank of Commerce(a)	7,319
346	Page Industries Ltd.	125,616
3,534	Parag Milk Foods Ltd.	7,132
19,480	PC Jeweller Ltd.(a)	8,843
2,402	Persistent Systems Ltd.	20,983
90,350	Petronet LNG Ltd.	364,820
765	Pfizer Ltd.	43,766
7,356	Phillips Carbon Black Ltd.	13,093
4,125	Phoenix Mills Ltd. (The)	41,873
4,169	PI Industries Ltd.	83,963
55,160	Piramal Enterprises Ltd.	1,309,772
759	PNB Housing Finance Ltd.	5,739
3,217	Polyplex Corp. Ltd.	22,186
71,684	Power Finance Corp. Ltd.(a)	110,312
735	Power Mech Projects Ltd.	7,355
16,420	Prestige Estates Projects Ltd.	69,959
1,013	Procter & Gamble Health Ltd.	66,718
839	Procter & Gamble Hygiene & Health Care Ltd.	144,811
20,382	PTC India Ltd.	17,155
39,797	Punjab National Bank(a)	36,667
470	PVR Ltd.	11,775
1,816	Radico Khaitan Ltd.	8,105
19,040	Rain Industries Ltd.	26,320
7,281	Rajesh Exports Ltd.	69,644
7,747	Ramco Cements Ltd. (The)	85,718
1,209	Ramkrishna Forgings Ltd.	4,993
12,082	Rashtriya Chemicals & Fertilizers Ltd.	9,479
1,420	Ratnamani Metals & Tubes Ltd.	19,167
1,973	Raymond Ltd.	16,141
1,324	RBL Bank Ltd.	5,789
65,007	REC Ltd.	128,128
55,478	Redington India Ltd.	92,960
47,774	Reliance Power Ltd.(a)	2,256
5,621	Repco Home Finance Ltd.	23,081
6,157	Sadbhav Engineering Ltd.	11,897
471	Sanofi India Ltd.	44,703
2,386	Sharda Cropchem Ltd.	9,327
2,147	Shilpa Medicare Ltd.	8,725
489	Shriram City Union Finance Ltd.	9,105

22

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2019

Shares		Value
INDIA (continued)
13,288	Shriram Transport Finance Co. Ltd.	$213,318
1,578	Siemens Ltd.	36,844
2,280	Siyaram Silk Mills Ltd.	7,858
1,495	SKF India Ltd.	46,060
2,942	Sobha Ltd.	17,568
2,749	Sonata Software Ltd.	12,131
21,465	South Indian Bank Ltd. (The)	3,374
1,027	Spencer’s Retail Ltd.(a)	1,043
3,116	SRF Ltd.	127,236
1,016,961	State Bank of India(a)	4,479,123
3,181,204	Steel Authority of India Ltd.	1,641,536
12,228	Sterlite Technologies Ltd.	22,558
3,128	Strides Pharma Science Ltd.	16,977
5,386	Sun TV Network Ltd.	40,045
4,575	Sundram Fasteners Ltd.	31,557
5,914	Sunteck Realty Ltd.	34,632
2,717	Supreme Industries Ltd.	44,594
3,270	Surya Roshni Ltd.	8,536
8,752	Suven Life Sciences Ltd.	34,901
516	Swaraj Engines Ltd.	8,285
600	Symphony Ltd.	11,018
42,645	Syndicate Bank(a)	18,217
5,348	Syngene International Ltd.	24,987
13,420	TAKE Solutions Ltd.	21,238
3,870	Tata Chemicals Ltd.	34,199
2,835	Tata Communications Ltd.	14,075
1,756	Tata Elxsi Ltd.	20,275
17,372	Tata Global Beverages Ltd.	77,640
1,013	Tata Metaliks Ltd.	8,803
202,507	Tata Motors Ltd.(a)	507,347
9,423	Tata Power Co. Ltd.	7,878
45,760	Tata Steel Ltd.	245,514
25	TCI Express Ltd.	274
4,498	Techno Electric & Engineering Co. Ltd.(a)	17,097
2,619	Thermax Ltd.	41,682
3,081	Thomas Cook India Ltd.	5,810
23,253	Time Technoplast Ltd.	20,654
970	Timken India Ltd.	12,185
4,248	Torrent Pharmaceuticals Ltd.	106,385
6,133	Torrent Power Ltd.	24,224
3,514	Transport Corp. of India Ltd.	14,350
1,040	Trent Ltd.	7,941
10,744	Trident Ltd.	9,361
5,808	Triveni Turbine Ltd.(a)	8,254
412	TTK Prestige Ltd.	36,085
15,510	Tube Investments of India Ltd.	87,118
5,542	TV Today Network Ltd.	24,980
2,513,790	TV18 Broadcast Ltd.(a)	871,850
5,078	Uflex Ltd.	14,906
118	Ultratech Cement Ltd.	6,893
20,119	Union Bank of India(a)	16,267
3,158	United Breweries Ltd.	56,819
3,267	United Spirits Ltd.(a)	28,785
36,342	UPL Ltd.	305,605
Shares		Value
INDIA (continued)
2,826	Vardhman Textiles Ltd.	$36,008
305	Venky’s India Ltd.	7,514
375	Vesuvius India Ltd.	5,289
5,959	V-Guard Industries Ltd.	20,987
830	Vinati Organics Ltd.	25,362
4,598	VIP Industries Ltd.	30,607
3,561	Voltas Ltd.	35,570
2,640	VRL Logistics Ltd.	9,917
629	VST Industries Ltd.	34,202
368	WABCO India Ltd.	32,196
18,219	Welspun Corp. Ltd.	37,952
29,615	Welspun India Ltd.	23,319
8,145	West Coast Paper Mills Ltd.	26,951
3,755	Wockhardt Ltd.(a)	15,202
19,140	Zee Entertainment Enterprises Ltd.	70,322
6,637	Zensar Technologies Ltd.	16,693
888	Zydus Wellness Ltd.	21,347
		34,663,707
INDONESIA — 0.1%
267,300	Ace Hardware Indonesia Tbk PT	32,182
1,665,700	Adaro Energy Tbk PT	155,451
190,300	Adhi Karya Persero Tbk PT	16,946
81,400	AKR Corporindo Tbk PT	22,964
1,500,100	Alam Sutera Realty Tbk PT(a)	29,282
517,329	Aneka Tambang Persero Tbk PT	32,801
28,100	Asahimas Flat Glass Tbk PT	7,967
45,900	Astra Agro Lestari Tbk PT	37,359
9,876,000	Bakrie Telecom Tbk PT(a),(b)	26,384
1,325,350	Bank Pan Indonesia Tbk PT(a)	126,993
246,200	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	31,746
611,400	Bank Pembangunan Daerah Jawa Timur Tbk PT	30,054
391,900	Bank Permata Tbk PT(a)	37,272
242,600	Bank Tabungan Negara Persero Tbk PT	32,146
2,869,800	Barito Pacific Tbk PT	194,223
287,300	Bukit Asam Tbk PT	46,052
456,700	Bumi Serpong Damai Tbk PT(a)	46,038
1,062,101	Ciputra Development Tbk PT	83,987
644,973	Citra Marga Nusaphala Persada Tbk PT(a)	87,072
681,000	Delta Dunia Makmur Tbk PT(a)	15,816
858,400	Elnusa Tbk PT	19,202
191,500	Erajaya Swasembada Tbk PT	24,011
591,000	Gajah Tunggal Tbk PT(a)	26,946
1,052,900	Global Mediacom Tbk PT(a)	28,053
2,616,900	Hanson International Tbk PT(a)	16,779
313,600	Indah Kiat Pulp and Paper Corp. Tbk PT	162,530
365,600	Indika Energy Tbk PT	33,468

23

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2019

Shares		Value
INDONESIA (continued)
47,100	Indo Tambangraya Megah Tbk PT	$44,627
15,800	Indocement Tunggal Prakarsa Tbk PT	22,512
335,200	Indofood Sukses Makmur Tbk PT	183,874
426,000	Intiland Development Tbk PT	9,711
354,800	Japfa Comfeed Indonesia Tbk PT	43,475
69,709	Jasa Marga Persero Tbk PT	27,065
7,473,140	Kawasan Industri Jababeka Tbk PT(a)	171,429
883,300	Kresna Graha Investama PT Tbk(a)	31,463
3,233,920	Lippo Karawaci Tbk PT(a)	54,371
288,300	Malindo Feedmill Tbk PT	22,798
66,200	Matahari Department Store Tbk PT	17,167
1,490,275	Mayora Indah Tbk PT	227,199
1,694,200	Medco Energi Internasional Tbk PT(a)	79,659
631,500	Media Nusantara Citra Tbk PT	59,160
631,400	Mitra Adiperkasa Tbk PT	44,981
2,498,100	MNC Investama Tbk PT(a)	12,991
1,155,000	MNC Land Tbk PT(a)	11,190
844,100	Modernland Realty Tbk PT(a)	13,590
25,000	Pabrik Kertas Tjiwi Kimia Tbk PT	18,834
463,800	Pakuwon Jati Tbk PT	20,651
332,600	Pan Brothers Tbk PT	17,652
1,705,900	Panin Financial Tbk PT(a)	35,243
17,834,700	Perusahaan Gas Negara Persero Tbk	2,680,859
195,800	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	18,831
276,100	PP Persero Tbk PT	34,913
995,300	Rimo International Lestari Tbk PT(a)	8,934
463,300	Salim Ivomas Pratama Tbk PT(a)	11,618
257,900	Sawit Sumbermas Sarana Tbk PT	14,882
157,200	Selamat Sempurna Tbk PT	16,518
25,200	Semen Indonesia Persero Tbk PT	22,710
49,400	Siloam International Hospitals Tbk PT(a)	25,339
117,500	Sinar Mas Agro Resources & Technology Tbk PT	32,144
1,391,700	Smartfren Telecom Tbk PT(a)	14,773
1,203,400	Sri Rejeki Isman Tbk PT	24,347
292,700	Sumber Alfaria Trijaya Tbk PT	18,663
523,400	Summarecon Agung Tbk PT	42,135
137,100	Surya Citra Media Tbk PT	11,916
236,000	Timah Tbk PT	14,963
586,900	Tiphone Mobile Indonesia Tbk PT	14,048
Shares		Value
INDONESIA (continued)
141,600	Tower Bersama Infrastructure Tbk PT	$63,804
1,313,000	Trada Alam Minera Tbk PT(a)	10,102
4,875,000	Truba Alam Manunggal Engineering PT(a),(b)	0
765,600	Tunas Baru Lampung Tbk PT	51,269
539,500	Tunas Ridean Tbk PT	38,050
8,100	United Tractors Tbk PT	12,507
156,900	Vale Indonesia Tbk PT(a)	41,469
1,429,700	Waskita Beton Precast Tbk PT	33,815
439,785	Waskita Karya Persero Tbk PT	48,719
440,200	Wijaya Karya Beton Tbk PT	14,676
392,700	Wijaya Karya Persero Tbk PT	55,393
407,100	XL Axiata Tbk PT(a)	102,957
		6,053,720
IRELAND — 1.2%
29,037	AIB Group Plc	93,010
576,745	Allegion Plc	66,925,490
16,519	Bank of Ireland Group Plc	79,443
74,161	C&C Group PLC	365,046
43,303	COSMO Pharmaceuticals NV(a)	3,208,768
4,646	Datalex Plc(a),(b)	3,560
5,572	FBD Holdings Plc	55,060
31,774	Glanbia Plc	354,021
29,539	Grafton Group Plc - Units	298,838
37,117	Greencore Group Plc	111,737
28,124	Hibernia REIT plc	43,788
20,975	Irish Continental Group Plc - Units	100,124
7,387	Kingspan Group Plc	382,771
10,380	Paddy Power Betfair Plc	1,072,244
5,111	Permanent TSB Group Holdings Plc(a)	6,749
23,785	Smurfit Kappa Group Plc	793,169
7,190	UDG Healthcare Plc	71,994
		73,965,812
ISLE OF MAN — 0.0%
21,481	GVC Holdings Plc	247,647
24,257	Playtech Plc	123,392
		371,039
ISRAEL — 0.7%
13,568	Adgar Investment and Development Ltd.	32,961
26,043	AFI Properties Ltd.(a)	929,566
109,696	Airport City Ltd.(a)	2,069,771
0	Alrov Properties and Lodgings Ltd.	14
2,636	Ashtrom Group Ltd.	29,685
19,276	Ashtrom Properties Ltd.	128,089
771	AudioCodes Ltd.	16,274
42,780	B Communications Ltd.(a)	49,596
215	Bayside Land Corp.	144,271
25,544	Bezeq The Israeli Telecommunication Corp. Ltd.(a)	16,858
24

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2019

Shares		Value
ISRAEL (continued)
4,411	Blue Square Real Estate Ltd.	$224,902
1,944	Carasso Motors Ltd.	9,013
6,659	Cellcom Israel Ltd.(a)	17,004
67,300	CyberArk Software Ltd.(a)	6,836,334
58	Danel Adir Yeoshua Ltd.	4,241
3,303	Delek Automotive Systems Ltd.	12,839
442	Delta-Galil Industries Ltd.	11,199
972	Dor Alon Energy in Israel 1988 Ltd.	19,829
59,878	El Al Israel Airlines(a)	23,071
5,986	Electra Consumer Products 1970 Ltd.	101,022
111	Electra Ltd/Israel	39,336
2,728	Equital Ltd.(a)	79,112
10,577	FIBI Holdings Ltd.	347,820
1,470	First International Bank Of Israel Ltd.	40,350
3,925	Formula Systems 1985 Ltd.	261,708
730	Fox Wizel Ltd.	28,273
80,495	Harel Insurance Investments & Financial Services Ltd.	642,919
850	Hilan Ltd.	37,599
257	IDI Insurance Co. Ltd.	9,181
166,520	Industrial Buildings Corp. Ltd.(a)	369,708
45,184	Isracard Ltd.(a)	172,944
130,881	Israel Chemicals Ltd.	581,165
12,756	Israel Corp. Ltd. (The)(a)	2,432,162
1,287,209	Israel Discount Bank Ltd. - Class A	5,880,085
834	Israel Land Development - Urban Renewal Ltd.	8,675
0	Isramco Negev 2 LP	0
2,214	Isras Investment Co. Ltd.	485,586
946,664	Jerusalem Economy Ltd.(a)	4,039,730
98,782	Kamada Ltd.(a)	516,269
232	Malam - Team Ltd.	39,166
1,841	Matrix IT Ltd.	33,822
1,757	Maytronics Ltd.	15,404
27	Mehadrin Ltd.(a)	1,043
17,177	Meitav DS Investments Ltd.	69,693
2,751	Melisron Ltd.	166,569
12,928	Menora Mivtachim Holdings Ltd.	207,284
221,147	Migdal Insurance & Financial Holdings Ltd.	229,464
453,871	Mizrahi Tefahot Bank Ltd.	11,255,182
43,837	Naphtha Israel Petroleum Corp. Ltd.	245,652
4,653	Norstar Holdings, Inc.	85,153
2,392,536	Oil Refineries Ltd.	1,227,342
2,040	One Software Technologies Ltd.	143,430
246,069	Partner Communications Co. Ltd.(a)	1,108,705
17,737	Paz Oil Co. Ltd.	2,717,078
5,147	Phoenix Holdings Ltd. (The)	31,354
Shares		Value
ISRAEL (continued)
1,124	Prashkovsky Investments and Construction Ltd.	$17,795
262	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	14,645
700	Scope Metals Group Ltd.	17,011
127,983	Shikun & Binui Ltd.	508,381
1,708	Shufersal Ltd.	11,536
11,891	Strauss Group Ltd.	359,991
40,988	Summit Real Estate Holdings Ltd.	523,914
2,858	Tower Semiconductor Ltd.(a)	63,000
6,295	Union Bank of Israel(a)	30,435
744	YH Dimri Construction & Development Ltd.	20,265
		45,792,475
ITALY — 1.0%
2,591,837	A2A SpA	5,200,324
97,694	ACEA SpA	1,943,812
2,417	Aeffe SpA(a)	4,124
4,816	Amplifon SpA	120,961
918	Aquafil SpA	7,167
184,608	Arnoldo Mondadori Editore SpA(a)	411,786
11,134	Ascopiave SpA	46,318
67,689	Autogrill SpA	668,495
17,338	Avio SpA	236,686
369,604	Azimut Holding SpA	7,593,078
5,753	Banca Farmafactoring SpA	34,841
222,609	Banca Generali SpA	7,259,583
259,156	Banca Mediolanum SpA	2,221,246
61,100	Banca Profilo SpA	10,835
15,282	Banca Sistema SpA	27,475
76,238	Banco BPM SpA(a)	173,202
1,604	Banco di Desio e della Brianza SpA	3,632
24,379	BasicNet SpA	131,055
37,142	BE	44,904
1,214	Biesse SpA	15,192
24,960	BPER Banca	111,546
1,238	Brunello Cucinelli SpA	38,771
4,215	Buzzi Unicem SpA	101,729
9,666	Cairo Communication SpA	24,849
30,730	Cementir Holding NV	206,701
14,741	Cerved Group SpA	143,362
113,717	CIR-Compagnie Industriali Riunite SpA	117,063
157,000	Credito Emiliano SpA	907,029
1,766	Danieli & C Officine Meccaniche SpA	30,490
2,219	Datalogic SpA	34,326
40,590	Davide Campari-Milano SpA	371,893
5,018	De’ Longhi SpA	92,343
22,017	DeA Capital SpA	33,543
1,895	DiaSorin SpA	213,463
957	El.En. SpA	27,132

25

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2019

Shares		Value
ITALY (continued)
51,684	Elica SpA(a)	$138,344
24,133	Emak SpA	22,824
5,916	ERG SpA	125,166
16,925	Esprinet SpA	70,315
190,398	Eurotech SpA(a)	1,864,440
996,493	Falck Renewables SpA	4,436,662
157,401	Fiera Milano SpA	768,906
1,968	Fila SpA	33,802
30,193	Fincantieri SpA	31,822
951	Fine Foods & Pharmaceuticals NTM	11,455
16,174	FinecoBank Banca Fineco SpA	182,192
72,956	FNM SpA	47,844
13,782	Freni Brembo SpA	146,563
21,426	Geox SpA	29,871
10,405	Gruppo MutuiOnline SpA	206,564
857,976	Hera SpA	3,672,584
997	IMA Industria Macchine Automatiche SpA	67,829
113,308	IMMSI SpA(a)	71,527
14,478	Infrastrutture Wireless Italiane SpA	148,555
3,528	Interpump Group SpA	96,638
525,038	Iren SpA	1,629,069
576,728	Italgas SpA	3,710,119
42,259	Juventus Football Club SpA(a)	66,220
1,125	La Doria SpA	11,079
56,049	Leonardo SpA	650,744
11,155	Maire Tecnimont SpA	29,187
1,779	Mariella Burani SpA(a),(b)	0
1,563	MARR SpA	32,807
4,244	Massimo Zanetti Beverage Group SpA	27,169
63,364	Mediaset SpA(a)	189,466
74,819	Mediobanca Banca di Credito Finanziario SpA	888,696
9,829	Moncler SpA	378,637
12,821	Ovs SpA(a)	25,553
1,140,641	Piaggio & C SpA	3,587,481
10,043	Piquadro SpA	26,322
26,809	Pirelli & C SpA	154,942
65,530	Poste Italiane SpA	795,171
13,200	PRADA SpA	45,483
1,015	Prima Industrie SpA	14,965
12,848	Prysmian SpA	296,761
8,184	RAI Way SpA	50,476
8,742	Recordati SpA	367,281
45,928	Reno de Medici SpA	38,162
971	Reply SpA	63,245
15,504	Retelit SpA	28,998
31,219	Rizzoli Corriere Della Sera Mediagroup SpA	32,068
3,291	Sabaf SpA	44,045
71,136	Safilo Group SpA(a)	75,847
58,449	Saipem SpA(a)	264,664
9,131	Salini Impregilo SpA(a)	18,596
Shares		Value
ITALY (continued)
1,495	Salvatore Ferragamo SpA	$27,929
73,717	Saras SpA	141,412
6,627	Servizi Italia SpA	20,178
8,386	Sesa SpA	373,181
192,620	Societa Cattolica di Assicurazioni SC	1,678,889
8,051	Societa Iniziative Autostradali e Servizi SpA	139,089
10,989	SOL SpA	128,688
3,996	Technogym SpA	44,033
103,372	Telecom Italia SpA(a)	60,493
58,246	Tinexta Spa	857,495
6,610	Uni Land SpA(a),(b)	0
777	Unieuro SpA	11,266
61,477	Unione di Banche Italiane SpA	186,978
1,288,072	Unipol Gruppo SpA	7,181,495
42,696	UnipolSai Assicurazioni SpA	119,095
3,382	Zignago Vetro SpA	38,474
		65,334,807
JAPAN — 8.1%
119,800	77 Bank Ltd. (The)	1,912,540
71,700	A&D Co. Ltd.	560,374
1,900	Achilles Corp.	31,036
77,900	Adastria Co. Ltd.	1,926,761
7,300	ADEKA Corp.	105,725
6,500	Ad-sol Nissin Corp.	145,361
700	Advance Create Co. Ltd.	12,504
1,700	Advanex, Inc.	26,463
246,500	Advantest Corp.	11,287,550
300	Adventure, Inc.	7,723
13,100	Aeon Delight Co. Ltd.	458,542
22,300	AEON Financial Service Co. Ltd.	342,791
400	Aeon Hokkaido Corp.	2,941
9,100	Aeon Mall Co. Ltd.	146,288
12,600	Ahresty Corp.	64,523
2,000	Ai Holdings Corp.	36,633
1,500	Aica Kogyo Co. Ltd.	48,129
4,800	Aichi Bank Ltd. (The)	169,794
2,800	Aichi Steel Corp.	91,786
1,000	Aichi Tokei Denki Co. Ltd.	38,013
3,500	Aida Engineering Ltd.	30,142
15,100	Aiful Corp.(a)	35,376
1,200	Ain Holdings, Inc.	68,895
6,600	Aiphone Co. Ltd.	114,166
29,800	Air Water, Inc.	563,493
4,700	Airport Facilities Co. Ltd.	24,286
20,300	Aisan Industry Co. Ltd.	169,370
8,000	Akatsuki, Inc.	447,449
7,300	Akita Bank Ltd. (The)	149,867
300	Albis Co. Ltd.	6,264
5,800	Alconix Corp.	74,011
3,000	Alinco, Inc.	34,031
3,400	Alleanza Holdings Co. Ltd.	25,754
1,700	Alpen Co. Ltd.	27,155

26

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2019

Shares		Value
JAPAN (continued)
2,800	Alpha Corp.	$33,862
16,400	Alps Electric Co. Ltd.	355,974
6,600	Alps Logistics Co. Ltd.	45,838
30,052	Altech Corp.	451,935
8,500	Amada Holdings Co. Ltd.	97,838
1,600	Amano Corp.	47,708
1,300	Amiyaki Tei Co. Ltd.	41,351
700	Anabuki Kosan, Inc.	18,447
7,000	Anest Iwata Corp.	67,478
5,900	Anritsu Corp.	113,695
700	AOI Electronics Co. Ltd.	15,363
47,200	AOI TYO Holdings, Inc.	282,352
7,700	AOKI Holdings, Inc.	78,790
1,100	Aomori Bank Ltd. (The)	29,601
6,200	Aoyama Trading Co. Ltd.	109,658
600	Aoyama Zaisan Networks Co. Ltd.	9,090
24,400	Aozora Bank Ltd.	630,618
1,400	Apaman Co. Ltd.	11,771
3,700	Arakawa Chemical Industries Ltd.	54,751
13,600	Arata Corp.	513,825
5,100	Arcland Sakamoto Co. Ltd.	60,733
800	Arcland Service Holdings Co., Ltd.	14,275
40,038	Arcs Co. Ltd.	811,957
3,600	Arealink Co. Ltd.	39,237
1,100	Ariake Japan Co. Ltd.	85,767
2,100	Artnature, Inc.	14,021
2,090	As One Corp.	175,538
43,500	Asahi Co. Ltd.	484,184
89,200	Asahi Diamond Industrial Co. Ltd.	560,856
1,050	Asahi Holdings, Inc.	24,531
1,099	Asahi Kogyosha Co. Ltd.	33,431
27,600	Asahi Yukizai Corp.	393,591
2,900	Asante, Inc.	56,072
900	Asanuma Corp.	33,961
33,200	Asax Co. Ltd.	193,685
1,500	Ashimori Industry Co. Ltd.	20,835
82,000	Asia Pile Holdings Corp.	447,245
5,000	Asics Corp.	86,489
7,600	ASKA Pharmaceutical Co. Ltd.	90,082
900	ASKUL Corp.	24,886
1,400	Asti Corp.	23,465
10,204	Ateam, Inc.	100,538
2,800	Atom Corp.	25,902
25,498	Avant Corp.	560,063
95,800	Avex, Inc.	1,173,659
13,400	Awa Bank Ltd. (The)	322,622
3,207	Axial Retailing, Inc.	124,728
3,100	Azbil Corp.	86,837
13,000	Bando Chemical Industries Ltd.	111,594
10,400	Bank of Iwate Ltd. (The)	273,025
27,100	Bank of Kyoto Ltd. (The)	1,089,119
3,200	Bank of Nagoya Ltd. (The)	95,268
Shares		Value
JAPAN (continued)
18,624	Bank of Okinawa Ltd. (The)	$642,415
9,000	Bank of Saga Ltd. (The)	134,762
153,698	Bank of the Ryukyus Ltd.	1,689,411
18,700	BayCurrent Consulting, Inc.	947,208
600	Belc Co. Ltd.	29,003
3,400	Bell System24 Holdings, Inc.	56,011
7,400	Belluna Co. Ltd.	48,653
4,400	Benefit One, Inc.	89,801
2,800	Benesse Holdings, Inc.	75,374
400	Bengo4.com, Inc.(a)	18,557
4,500	Bic Camera, Inc.	49,421
500	Biofermin Pharmaceutical Co. Ltd.	10,441
47,400	BML, Inc.	1,402,380
1,400	Bookoff Group Holdings Ltd.	15,129
700	BP Castrol KK	9,697
1,600	Br Holdings Corp.	7,364
5,600	Broadleaf Co. Ltd.	31,684
900	BRONCO BILLY Co. Ltd.	22,569
175,100	Bunka Shutter Co. Ltd.	1,529,024
1,100	Business Brain Showa-Ota, Inc.	28,185
624	Business Engineering Corp.	18,664
1,200	C Uyemura & Co. Ltd.	74,562
900	Calbee, Inc.	30,169
900	Can Do Co. Ltd.	13,335
1,800	Canon Electronics, Inc.	33,920
25,600	Canon Marketing Japan, Inc.	546,658
147,700	Capcom Co. Ltd.	3,510,935
2,600	Career Design Center Co. Ltd.	34,453
5,300	Carlit Holdings Co. Ltd.	30,969
3,300	Casa, Inc.	39,665
7,400	Casio Computer Co. Ltd.	120,946
24,100	Central Glass Co. Ltd.	588,050
600	Central Sports Co. Ltd.	18,168
58,100	Chiba Bank Ltd. (The)	320,118
183,200	Chiba Kogyo Bank Ltd. (The)	539,472
4,900	Chilled & Frozen Logistics Holdings Co. Ltd.	64,750
2,800	Chino Corp.	37,466
1,300	Chiyoda Integre Co. Ltd.	29,301
2,500	Chori Co. Ltd.	43,962
3,200	Choushimaru Co. Ltd.	40,182
4,100	Chubu Shiryo Co. Ltd.	48,217
2,700	Chuetsu Pulp & Paper Co. Ltd.	41,629
74,600	Chugai Mining Co. Ltd.(a)	14,507
66,300	Chugoku Bank Ltd. (The)	656,308
3,300	Chugoku Marine Paints Ltd.	32,270
19,700	Chukyo Bank Ltd. (The)	401,333
8,000	CI Takiron Corp.	48,671
42,600	Citizen Watch Co. Ltd.	228,404
2,300	CKD Corp.	32,906
900	CK-San-Etsu Co. Ltd.	24,511
4,800	Cleanup Corp.	25,914
12,800	CMIC Holdings Co. Ltd.	215,368
7,100	CMK Corp.	43,524
690	cocokara fine, Inc.	38,273

27

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2019

Shares		Value
JAPAN (continued)
1,600	Coco’s Japan Co. Ltd.	$20,061
2,100	Colowide Co. Ltd.	40,993
134,200	Computer Engineering & Consulting Ltd.	2,465,532
2,800	Computer Institute of Japan Ltd.	24,036
3,100	COMSYS Holdings Corp.	92,147
1,400	Comture Corp.	26,810
62,600	Concordia Financial Group Ltd.	258,539
5,000	CONEXIO Corp.	69,451
2,800	Cosel Co. Ltd.	30,984
9,600	Cosmo Energy Holdings Co. Ltd.	207,841
5,000	Cosmos Initia Co. Ltd.	35,235
400	Cosmos Pharmaceutical Corp.	82,711
1,029	Cota Co. Ltd.	12,740
1,400	Create Medic Co. Ltd.	13,729
900	Create Restaurants Holdings, Inc.	15,535
700	Create SD Holdings Co. Ltd.	17,456
23,000	Credit Saison Co. Ltd.	336,087
10,100	Creo Co. Ltd.	165,824
400	Cresco Ltd.	12,835
7,100	CTI Engineering Co. Ltd.	120,251
2,700	CTS Co. Ltd.	19,727
15,100	Cube System, Inc.	110,464
135,300	Cybozu, Inc.	1,395,724
7,300	Dai Nippon Toryo Co. Ltd.	74,494
23,200	Daibiru Corp.	259,305
50,400	Daicel Corp.	455,509
2,100	Dai-Dan Co. Ltd.	48,966
3,400	Daido Kogyo Co. Ltd.	27,738
7,600	Daido Metal Co. Ltd.	48,560
3,400	Daido Steel Co. Ltd.	150,181
5,500	Daihatsu Diesel Manufacturing Co. Ltd.	31,322
7,900	Daihen Corp.	250,556
40,700	Daiho Corp.	1,158,927
2,600	Dai-Ichi Cutter Kogyo KK	44,950
10,800	Daiichi Jitsugyo Co. Ltd.	350,532
3,000	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	23,641
16,600	Daiichikosho Co. Ltd.	793,185
2,300	Daiken Corp.	41,745
13,200	Daiken Medical Co. Ltd.	65,273
6,200	Daiki Aluminium Industry Co. Ltd.	41,911
8,079	Daikoku Denki Co. Ltd.	114,837
400	Daikokutenbussan Co. Ltd.	12,538
6,000	Daikyonishikawa Corp.	46,615
4,100	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	124,910
13,300	Daio Paper Corp.	178,951
1,600	Daiohs Corp.	19,720
1,810	Daiseki Co. Ltd.	53,216
Shares		Value
JAPAN (continued)
1,350	Daishi Hokuetsu Financial Group, Inc.	$34,641
1,200	Daisue Construction Co. Ltd.	10,879
5,300	Daito Bank Ltd. (The)	29,349
23,100	Daito Electron Co. Ltd.	315,088
19,660	Daito Pharmaceutical Co. Ltd.	595,316
309	Daiwa Office Investment Corp. REIT	2,463,645
35,200	Daiwabo Holdings Co. Ltd.	1,554,811
409,311	DCM Holdings Co. Ltd.	4,066,957
10,500	DD Holdings Co. Ltd.	156,348
7,100	Denka Co. Ltd.	207,431
2,400	Denyo Co. Ltd.	42,404
1,000	Descente Ltd.	12,946
7,100	Dexerials Corp.	63,183
13,700	DIC Corp.	397,083
400	Digital Arts, Inc.	23,595
139,400	Digital Garage, Inc.	4,621,280
800	Digital Hearts Holdings Co. Ltd.	6,675
51,900	Dip Corp.	1,419,212
1,200	DKS Co. Ltd.	39,226
4,400	DMG Mori Co. Ltd.	72,322
1,700	DMS, Inc.	36,160
18,700	Doshisha Co. Ltd.	298,362
2,174	Doutor Nichires Holdings Co. Ltd.	43,726
2,900	Dowa Holdings Co. Ltd.	100,972
400	DSB Co. Ltd.	2,193
1,400	DTS Corp.	29,882
204,500	Duskin Co. Ltd.	5,470,882
1,300	DyDo Group Holdings, Inc.	54,412
22,600	Dynam Japan Holdings Co. Ltd.	29,303
400	Dynic Corp.	2,897
6,700	Eagle Industry Co. Ltd.	68,061
1,500	Earth Chemical Co. Ltd.	79,591
14,000	Ebara Corp.	420,039
17,800	Ebara Jitsugyo Co. Ltd.	356,198
2,562	eBook Initiative Japan Co. Ltd.(a)	40,616
19,400	Eco’s Co Ltd/Japan	295,877
130,300	EDION Corp.	1,300,707
1,400	EF-ON, Inc.	9,490
2,800	eGuarantee, Inc.	39,593
800	E-Guardian, Inc.	12,794
12,600	Ehime Bank Ltd. (The)	134,296
4,800	Eidai Co. Ltd.	15,690
13,000	Eiken Chemical Co. Ltd.	211,510
300	Eizo Corp.	11,237
1,200	Elan Corp.	19,157
47,773	Elecom Co. Ltd.	1,866,859
6,400	Elematec Corp.	61,932
1,100	EM Systems Co. Ltd.	20,943
4,200	Endo Lighting Corp.	26,564
1,400	Enigmo, Inc.(a)	12,407
1,200	en-japan, Inc.	51,449
1,500	Enomoto Co. Ltd.	16,335

28

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2019

Shares		Value
JAPAN (continued)
5,700	Enplas Corp.	$184,475
2,700	Enshu Ltd.	29,953
4,800	ES-Con Japan Ltd.	39,248
1,800	ESCRIT, Inc.	13,951
1,500	Eslead Corp.	28,253
2,600	ESPEC Corp.	47,382
1,400	Excel Co. Ltd.	16,244
7,100	Exedy Corp.	168,904
1,300	Ezaki Glico Co. Ltd.	60,552
185,100	F@N Communications, Inc.	899,875
1,600	FALCO HOLDINGS Co. Ltd.	25,099
1,900	Fancl Corp.	54,102
6,300	FCC Co. Ltd.	131,320
81,580	Feed One Co. Ltd.	128,425
9,100	Ferrotec Holdings Corp.	91,177
26,400	FIDEA Holdings Co. Ltd.	32,025
14,200	Financial Products Group Co. Ltd.	144,512
28,300	First Bank of Toyama Ltd. (The)	88,053
2,400	First Juken Co. Ltd.	29,781
800	Fixstars Corp.	12,112
24,500	FJ Next Co. Ltd.	254,778
65,800	Foster Electric Co. Ltd.	1,185,728
500	FP Corp.	31,253
10,500	France Bed Holdings Co. Ltd.	98,884
10,100	Freebit Co. Ltd.	81,462
700	Freund Corp.	4,868
3,200	Fronteo, Inc.	9,453
6,800	F-Tech, Inc.	48,612
1,200	FTGroup Co. Ltd.	15,835
72,280	Fudo Tetra Corp.	1,019,376
2,400	Fuji Co. Ltd.	43,493
8,700	Fuji Corp.	146,383
6,500	Fuji Corp. Ltd.	43,157
700	Fuji Corp./Miyagi	14,325
1,800	Fuji Die Co. Ltd.	11,084
1,400	Fuji Kyuko Co. Ltd.	56,200
38,200	Fuji Media Holdings, Inc.	519,993
13,800	Fuji Oil Co. Ltd.	32,970
2,100	Fuji Oil Holdings, Inc.	63,395
1,300	Fuji Pharma Co. Ltd.	17,263
2,100	Fuji Seal International, Inc.	52,505
46,100	Fuji Soft, Inc.	2,025,600
2,700	Fujibo Holdings, Inc.	85,133
1,800	Fujikura Composites, Inc.	7,434
7,900	Fujikura Kasei Co. Ltd.	41,479
43,200	Fujikura Ltd.	202,819
16,700	Fujimi, Inc.	440,117
3,800	Fujimori Kogyo Co. Ltd.	135,827
1,000	Fujio Food System Co. Ltd.	28,753
39,000	Fujisash Co. Ltd.	31,058
2,900	Fujitec Co. Ltd.	42,672
4,300	Fujitsu Frontech Ltd.	38,146
2,100	Fujitsu General Ltd.	38,231
7,000	FuKoKu Co. Ltd.	47,190
Shares		Value
JAPAN (continued)
2,300	Fukuda Corp.	$100,102
1,100	Fukui Bank Ltd. (The)	15,758
121,257	Fukui Computer Holdings, Inc.	3,261,891
78,992	Fukuoka Financial Group, Inc.	1,543,413
1,100	Fukushima Industries Corp.	34,786
1,600	Fukuyama Transporting Co. Ltd.	58,005
12,600	Full Speed, Inc.	57,055
40,400	FULLCAST Holdings Co. Ltd.	848,104
1,000	Funai Soken Holdings, Inc.	24,289
4,700	Furukawa Battery Co. Ltd. (The)	29,291
17,400	Furukawa Co. Ltd.	251,679
10,300	Furukawa Electric Co. Ltd.	291,860
115,300	Furuno Electric Co. Ltd.	1,205,424
8,500	Furusato Industries Ltd.	130,188
22,100	Furyu Corp.	200,351
1,100	Fuso Pharmaceutical Industries Ltd.	22,491
22,800	Futaba Industrial Co. Ltd.	162,993
65,700	Future Corp.	1,077,458
4,200	Fuyo General Lease Co. Ltd.	276,137
9,000	Gakken Holdings Co. Ltd.	495,879
900	Gakkyusha Co. Ltd.	10,618
3,000	GCA Corp.	24,086
6,700	Gecoss Corp.	58,630
28,642	Genki Sushi Co. Ltd.	737,600
800	Genky DrugStores Co. Ltd.	18,016
17,600	Geo Holdings Corp.	220,183
6,600	Geostr Corp.	25,486
800	Giken Ltd.	29,966
900	GL Sciences, Inc.	12,343
11,600	GLOBERIDE, Inc.	297,976
18,300	Glory Ltd.	542,272
2,000	Glosel Co. Ltd.	8,204
600	GMO Cloud KK	15,107
2,300	GMO internet, Inc.	39,146
43,880	Goldcrest Co. Ltd.	910,188
1,200	Goldwin, Inc.	92,342
3,200	Grandy House Corp.	14,638
470,600	Gree, Inc.	2,244,273
2,000	gremz, Inc.	37,652
11,800	GS Yuasa Corp.	217,228
5,200	G-Tekt Corp.	90,623
32,570	GungHo Online Entertainment, Inc.	709,368
162,000	Gunma Bank Ltd. (The)	552,051
1,000	Gunosy, Inc.(a)	16,529
27,200	Gunze Ltd.	1,192,629
288,100	Gurunavi, Inc.	2,545,119
2,200	H.I.S. Co. Ltd.	57,368
13,435	H2O Retailing Corp.	153,646
178,700	Hachijuni Bank Ltd. (The)	777,748
3,200	Hagihara Industries, Inc.	48,360
900	Hagiwara Electric Holdings Co. Ltd.	24,211

29

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2019

Shares		Value
JAPAN (continued)
1,700	Hakudo Co. Ltd.	$21,677
1,400	Hakuto Co. Ltd.	16,827
500	Halows Co. Ltd.	12,293
6,900	Hamakyorex Co. Ltd.	237,369
4,600	Hanwa Co. Ltd.	135,243
30,200	Happinet Corp.	383,128
1,300	Harada Industry Co. Ltd.	11,087
4,500	Harima Chemicals Group, Inc.	50,588
1,000	Harmonic Drive Systems, Inc.	46,856
1,400	Haruyama Holdings, Inc.	10,747
264,600	Haseko Corp.	3,442,569
800	Hashimoto Sogyo Holdings Co. Ltd.	12,697
65,760	Hazama Ando Corp.	512,732
193,200	Heiwa Corp.	3,993,170
1,400	Heiwa Real Estate Co. Ltd.	33,927
30,574	Heiwado Co. Ltd.	570,201
5,800	Helios Techno Holding Co. Ltd.	33,246
50,478	Hiday Hidaka Corp.	992,359
700	Hinokiya Group Co. Ltd.	13,509
12,600	Hioki EE Corp.	444,541
600	Hirata Corp.	42,504
281,549	Hiroshima Bank Ltd. (The)	1,454,805
5,400	Hiroshima Gas Co. Ltd.	18,152
1,500	Hisamitsu Pharmaceutical Co., Inc.	70,423
8,300	Hitachi Capital Corp.	187,459
15,600	Hitachi Chemical Co. Ltd.	517,881
1,900	Hitachi Transport System Ltd.	54,278
10,000	Hitachi Zosen Corp.	34,077
21,100	Hochiki Corp.	296,795
1,600	Hodogaya Chemical Co. Ltd.	60,895
1,200	Hogy Medical Co. Ltd.	40,393
7,700	Hokkaido Electric Power Co., Inc.	40,500
600	Hokkaido Gas Co. Ltd.	9,023
7,200	Hokkan Holdings Ltd.	116,811
10,000	Hokko Chemical Industry Co. Ltd.	55,746
4,800	Hokkoku Bank Ltd. (The)	136,457
25,600	Hokuetsu Corp.	131,568
47,600	Hokuetsu Industries Co. Ltd.	563,760
209,000	Hokuhoku Financial Group, Inc.	2,068,905
3,000	Hokuriku Electric Industry Co. Ltd.	32,392
2,800	Hokuriku Electric Power Co.(a)	20,043
3,400	Hokuriku Electrical Construction Co. Ltd.	31,107
2,300	Hokuto Corp.	41,468
56,100	Honeys Holdings Co. Ltd.	709,107
400	Honshu Chemical Industry Co. Ltd.	4,578
2,100	Hoosiers Holdings	13,165
1,300	Horiba Ltd.	88,842
4,500	Hosiden Corp.	47,713
Shares		Value
JAPAN (continued)
15,400	Hosokawa Micron Corp.	$564,719
1,200	House Foods Group, Inc.	45,726
62,000	Hyakugo Bank Ltd. (The)	201,519
18,800	Hyakujushi Bank Ltd. (The)	394,140
13,600	Ibiden Co. Ltd.	315,348
17,400	IBJ Leasing Co. Ltd.	494,657
400	Ichibanya Co. Ltd.	18,780
16,400	Ichigo, Inc.	65,758
1,200	Ichiken Co., Ltd.	19,102
41,200	Ichikoh Industries Ltd.	330,775
5,400	Ichinen Holdings Co. Ltd.	65,856
9,800	Ichiyoshi Securities Co. Ltd.	63,797
11,000	ID Holdings Corp.	137,716
1,700	Idec Corp/Japan	34,932
3,100	IDOM, Inc.	13,176
900	Ihara Science Corp.	12,251
22,100	IHI Corp.	552,756
11,800	Iino Kaiun Kaisha Ltd.	39,993
6,180	IJTT Co. Ltd.	30,731
900	Ikegami Tsushinki Co. Ltd.	9,518
19,100	Imagica Robot Holdings, Inc.	100,284
19,600	Imasen Electric Industrial	170,608
400	Imuraya Group Co. Ltd.	7,612
4,200	Inaba Denki Sangyo Co. Ltd.	194,851
4,100	Inabata & Co. Ltd.	54,178
4,000	Inageya Co. Ltd.	53,968
72,700	Ines Corp.	822,663
7,800	I-Net Corp/Kanagawa	100,687
155,800	Infocom Corp.	3,279,317
783,600	Infomart Corp.	11,900,213
9,200	Information Services International-Dentsu Ltd.	321,178
2,400	Innotech Corp.	21,113
625	Insource Co. Ltd.	16,813
17,100	Intage Holdings, Inc.	153,281
75,700	Internet Initiative Japan, Inc.	1,805,752
1,600	Inui Global Logistics Co. Ltd.	17,439
1,000	I-O Data Device, Inc.	8,519
900	Iriso Electronics Co. Ltd.	45,088
12,500	ISB Corp.	189,369
2,300	Iseki & Co. Ltd.	35,313
33,300	Isetan Mitsukoshi Holdings Ltd.	267,658
26,000	Ishihara Sangyo Kaisha Ltd.	271,821
1,700	Istyle, Inc.(a)	11,775
12,600	Itochu Enex Co. Ltd.	105,943
700	Itochu-Shokuhin Co. Ltd.	33,901
7,600	Itoham Yonekyu Holdings, Inc.	49,264
17,100	Itoki Corp.	78,857
3,900	IwaiCosmo Holdings, Inc.	42,507
38,100	Iwaki & Co. Ltd.	161,940
1,800	Iwasaki Electric Co. Ltd.	23,552
10,100	Iwatani Corp.	352,130
122,700	Iyo Bank Ltd. (The)	655,597
2,000	Izumi Co. Ltd.	75,655
21,400	J. Front Retailing Co. Ltd.	274,461
1,500	JAC Recruitment Co. Ltd.	28,544

30

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2019

Shares		Value
JAPAN (continued)
4,800	Jaccs Co. Ltd.	$109,255
600	Jalux, Inc.	14,012
1,900	Janome Sewing Machine Co. Ltd.	7,302
1,600	Japan Airport Terminal Co. Ltd.	79,859
72,500	Japan Aviation Electronics Industry Ltd.	1,367,557
36,300	Japan Cash Machine Co. Ltd.	327,403
142,600	Japan Display, Inc.(a)	84,512
1,400	Japan Electronic Materials Corp.	9,347
1,299	Japan Excellent, Inc. REIT	2,236,171
1,000	Japan Investment Adviser Co. Ltd.	18,928
2,200	Japan Lifeline Co. Ltd.	34,246
2,800	Japan Material Co. Ltd.	39,800
27,900	Japan Medical Dynamic Marketing, Inc.	487,262
600	Japan Oil Transportation Co. Ltd.	15,679
3,000	Japan Property Management Center Co., Ltd.	40,976
13,500	Japan Pulp & Paper Co. Ltd.	523,173
2,010	Japan Rental Housing Investments, Inc. REIT	1,928,290
6,200	Japan Securities Finance Co. Ltd.	30,027
10,500	Japan Steel Works Ltd. (The)	225,090
24,200	Japan System Techniques Co. Ltd.	293,788
11,300	Japan Transcity Corp.	58,493
7,100	Japan Wool Textile Co. Ltd. (The)	70,152
25,291	JBCC Holdings, Inc.	424,834
500	JCR Pharmaceuticals Co. Ltd.	38,800
11,100	JCU Corp.	275,059
72,200	Jeol Ltd.	1,938,215
5,200	JGC Corp.	76,322
700	JINS Holdings, Inc.	43,949
3,600	JK Holdings Co. Ltd.	19,168
14,700	JMS Co. Ltd.	91,884
1,900	Joban Kosan Co. Ltd.	30,913
1,700	J-Oil Mills, Inc.	71,784
5,200	Joshin Denki Co. Ltd.	105,165
4,300	JP-Holdings, Inc.	11,508
1,400	JSP Corp.	26,110
9,800	JSR Corp.	185,945
13,300	JTEKT Corp.	171,684
86,100	Juki Corp.	786,931
55,200	Juroku Bank Ltd. (The)	1,273,807
100,600	JVC Kenwood Corp.	295,307
143,600	Kadokawa Corp.	2,067,766
2,400	Kaga Electronics Co. Ltd.	47,115
2,200	Kagome Co. Ltd.	55,698
58,400	Kakaku.com, Inc.	1,364,415
114,895	Kaken Pharmaceutical Co. Ltd.	5,660,167
600	Kakiyasu Honten Co. Ltd.	11,934
Shares		Value
JAPAN (continued)
600	Kameda Seika Co. Ltd.	$27,086
9,500	Kamei Corp.	109,611
2,600	Kamigumi Co. Ltd.	59,083
2,300	Kanaden Corp.	28,327
1,000	Kanagawa Chuo Kotsu Co. Ltd.	36,114
87,500	Kanamoto Co. Ltd.	2,362,719
261,700	Kandenko Co. Ltd.	2,491,227
9,700	Kaneka Corp.	326,507
1,300	Kaneko Seeds Co. Ltd.	18,274
36,400	Kanematsu Corp.	446,953
1,000	Kanematsu Electronics Ltd.	31,345
20,951	Kansai Mirai Financial Group, Inc.	137,940
6,500	Kanto Denka Kogyo Co. Ltd.	58,144
1,400	Kappa Create Co. Ltd.	18,163
7,000	Kasai Kogyo Co. Ltd.	57,107
8,800	Kato Sangyo Co. Ltd.	282,767
1,000	Kato Works Co. Ltd.	19,057
6,200	KAWADA Technologies, Inc.	412,223
500	Kawagishi Bridge Works Co. Ltd.	11,066
22,700	Kawai Musical Instruments Manufacturing Co. Ltd.	646,379
9,100	Kawasaki Heavy Industries Ltd.	221,033
9,300	Kawasaki Kisen Kaisha Ltd.(a)	140,632
900	Kawata Manufacturing Co. Ltd.	9,234
29,958	Keihanshin Building Co. Ltd.	376,174
119,400	Keihin Corp.	2,873,605
110,995	Keiyo Bank Ltd. (The)	704,061
1,600	KEL Corp.	12,386
30	Kenedix Office Investment Corp. REIT	235,022
7,200	Kenedix, Inc.	39,404
400	Kenko Mayonnaise Co. Ltd.	9,505
7,500	Kewpie Corp.	170,849
1,225	Key Coffee, Inc.	26,476
700	KFC Holdings Japan Ltd.	14,987
400	KH Neochem Co. Ltd.	9,842
3,100	Kimura Chemical Plants Co. Ltd.	12,947
3,600	Kimura Unity Co. Ltd.	36,837
4,900	King Co. Ltd.	26,227
1,300	Kinki Sharyo Co. Ltd. (The)(a)	19,093
4,100	Kintetsu World Express, Inc.	67,049
900	Kirindo Holdings Co. Ltd.	18,093
500	Ki-Star Real Estate Co. Ltd.	9,019
3,500	Kitagawa Corp.	68,094
3,300	Kita-Nippon Bank Ltd. (The)	58,489
4,100	Kitano Construction Corp.	108,129
30,900	Kito Corp.	475,275
23,700	Kitz Corp.	163,282
32,300	Kiyo Bank Ltd. (The)	503,986
2,900	Koa Corp.	36,871
12,400	Koatsu Gas Kogyo Co. Ltd.	98,865
2,400	Kobe Bussan Co. Ltd.	71,229

31

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2019

Shares		Value
JAPAN (continued)
300	Kobe Electric Railway Co. Ltd.(a)	$10,932
49,700	Kobe Steel Ltd.	270,614
25,466	Kohnan Shoji Co. Ltd.	594,262
1,300	Kohsoku Corp.	15,626
300	Koike Sanso Kogyo Co. Ltd.	5,923
201,500	Kojima Co. Ltd.	796,745
51,600	Kokuyo Co. Ltd.	763,560
2,200	Komatsu Matere Co. Ltd.	17,194
1,600	Komatsu Wall Industry Co. Ltd.	33,529
3,300	KOMEDA Holdings Co. Ltd.	64,387
14,700	Komehyo Co. Ltd.	149,600
41,600	Komeri Co. Ltd.	896,794
5,100	Konaka Co. Ltd.	19,882
5,500	Kondotec, Inc.	49,810
252,900	Konica Minolta, Inc.	1,871,165
2,400	Konishi Co.Ltd.	34,248
3,000	Konoike Transport Co. Ltd.	46,060
1,300	Konoshima Chemical Co. Ltd.	10,533
1,400	Kosaido Co. Ltd.(a)	9,399
2,000	Koshidaka Holdings Co. Ltd.	29,243
800	Kotobuki Spirits Co. Ltd.	55,264
14,400	Kourakuen Holdings Corp.	269,492
700	Krosaki Harima Corp.	37,726
3,100	KRS Corp.	55,202
235,812	K’s Holdings Corp.	2,705,538
2,000	KU Holdings Co. Ltd.	16,279
2,900	Kumagai Gumi Co. Ltd.	90,231
4,867	Kumiai Chemical Industry Co. Ltd.	45,430
17,500	Kurabo Industries Ltd.	404,158
1,100	Kureha Corp.	71,099
900	Kurimoto Ltd.	14,726
4,300	Kurita Water Industries Ltd.	125,030
1,800	Kuriyama Holdings Corp.	13,801
700	Kusuri no Aoki Holdings Co. Ltd.	52,440
1,200	KYB Corp.(a)	38,615
4,700	Kyoden Co. Ltd.	13,579
2,200	Kyodo Printing Co. Ltd.	55,861
700	Kyoei Steel Ltd.	12,893
2,600	Kyokuto Boeki Kaisha Ltd.	47,719
61,900	Kyokuto Kaihatsu Kogyo Co. Ltd.	839,167
1,400	Kyokuto Securities Co. Ltd.	10,527
1,200	Kyokuyo Co. Ltd.	32,247
56,500	KYORIN Holdings, Inc.	995,643
1,240	Kyoritsu Maintenance Co. Ltd.	55,231
14,800	Kyoritsu Printing Co. Ltd.	22,202
6,900	Kyosan Electric Manufacturing Co. Ltd.	32,650
7,200	Kyowa Electronic Instruments Co. Ltd.	29,003
5,032	Kyowa Exeo Corp.	129,213
2,700	Kyowa Leather Cloth Co. Ltd.	19,827
1,800	Kyudenko Corp.	59,506
Shares		Value
JAPAN (continued)
268,540	Kyushu Financial Group, Inc.	$1,096,640
700	LAC Co. Ltd.	8,472
1,300	Lasertec Corp.	94,379
56,900	Lawson, Inc.	3,150,866
2,400	LEC, Inc.	24,380
17,700	Legs Co. Ltd.	227,991
8,100	Life Corp.	186,692
21,800	LIFULL Co. Ltd.(a)	133,033
700	Like Co. Ltd.	11,486
500	Linical Co. Ltd.	4,653
3,800	Link And Motivation, Inc.	20,515
88,600	Lintec Corp.	1,879,643
4,800	LIXIL Group Corp.	90,053
60,400	LIXIL VIVA Corp.	1,050,945
400	M&A Capital Partners Co. Ltd.(a)	26,780
225,300	M3, Inc.	5,432,736
1,400	Mabuchi Motor Co. Ltd.	57,366
6,050	Macnica Fuji Electronics Holdings, Inc.	103,812
2,000	Macromill, Inc.	17,983
22,200	Maeda Corp.	208,453
1,200	Maeda Kosen Co. Ltd.	20,224
4,500	Maeda Road Construction Co. Ltd.	97,592
2,900	Makino Milling Machine Co. Ltd.	146,088
72,000	Mamezou Holdings Co. Ltd.	1,186,110
4,012	Mandom Corp.	112,198
2,100	Mani, Inc.	55,869
2,200	Mars Group Holdings Corp.	40,887
22,800	Marubun Corp.	130,479
2,000	Marudai Food Co. Ltd.	43,356
400	Marufuji Sheet Piling Co. Ltd.	8,223
2,400	Maruha Nichiro Corp.	62,517
7,500	Maruka Corp.	164,251
2,600	Marusan Securities Co. Ltd.	12,616
1,500	Maruwa Co. Ltd.	98,759
2,000	Maruyama Manufacturing Co., Inc.	23,447
5,992	Maruzen Showa Unyu Co. Ltd.	169,512
51,600	Marvelous, Inc.	366,012
3,600	Matsuda Sangyo Co. Ltd.	54,372
4,700	Matsui Securities Co. Ltd.	38,909
5,300	Matsumotokiyoshi Holdings Co. Ltd.	187,726
2,400	Matsuya Co. Ltd.	18,668
64,100	Max Co. Ltd.	1,185,366
1,900	Maxell Holdings Ltd.	26,391
2,900	Maxvalu Tokai Co. Ltd.	59,321
5,300	MCJ Co. Ltd.	35,189
136,090	Mebuki Financial Group, Inc.	349,078
500	Media Do Holdings Co. Ltd.	15,673
800	Medical Data Vision Co. Ltd.(a)	8,423
19,200	Medical System Network Co. Ltd.	96,187

32

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2019

Shares		Value
JAPAN (continued)
95,700	Medipal Holdings Corp.	$2,199,531
6,200	Megmilk Snow Brand Co. Ltd.	149,847
107,900	Meidensha Corp.	2,091,256
1,100	Meiji Electric Industries Co. Ltd.	15,249
1,500	Meiko Electronics Co. Ltd.	24,975
5,700	Meisei Industrial Co. Ltd.	45,551
55,300	Meitec Corp.	2,903,519
8,300	Meiwa Corp.	44,732
2,000	Meiwa Estate Co. Ltd.	10,705
48,500	Menicon Co. Ltd.	1,726,850
2,800	Mercuria Investment Co. Ltd.	20,120
55,054	METAWATER Co. Ltd.	2,166,677
1,400	Michinoku Bank Ltd. (The)	22,415
89,600	Micronics Japan Co. Ltd.	844,641
5,500	Mie Kotsu Group Holdings, Inc.	30,609
11,200	Mikuni Corp.	37,544
2,374	Milbon Co. Ltd.	131,022
4,700	MIMAKI ENGINEERING Co. Ltd.	23,763
25,600	Mimasu Semiconductor Industry Co. Ltd.	504,699
1,800	Minori Solutions Co. Ltd.	44,971
3,800	Miraca Holdings, Inc.	90,294
188,030	Mirait Holdings Corp.	3,038,359
1,300	Miroku Jyoho Service Co. Ltd.	34,537
4,400	Misawa Homes Co. Ltd.	47,467
6,400	Mitani Corp.	322,993
3,700	Mitani Sangyo Co. Ltd.	11,409
500	Mitani Sekisan Co. Ltd.	16,668
6,900	Mito Securities Co. Ltd.	15,271
5,300	Mitsuba Corp.	33,815
18,500	Mitsubishi Gas Chemical Co., Inc.	264,335
1,000	Mitsubishi Kakoki Kaisha Ltd.	18,048
51,000	Mitsubishi Logisnext Co. Ltd.	554,440
1,500	Mitsubishi Logistics Corp.	38,365
14,200	Mitsubishi Materials Corp.	411,575
7,900	Mitsubishi Paper Mills Ltd.	36,285
3,100	Mitsubishi Pencil Co. Ltd.	49,346
25,200	Mitsubishi Research Institute, Inc.	898,417
5,100	Mitsubishi Shokuhin Co. Ltd.	130,393
1,000	Mitsubishi Steel Manufacturing Co. Ltd.	10,732
112,300	Mitsubishi UFJ Lease & Finance Co. Ltd.	695,701
8,100	Mitsuboshi Belting Ltd.	153,914
3,700	Mitsui E&S Holdings Co. Ltd.(a)	37,894
1,200	Mitsui High-Tec, Inc.	20,902
105,400	Mitsui Matsushima Holdings Co. Ltd.	1,265,893
7,600	Mitsui Mining & Smelting Co. Ltd.	215,705
13,100	Mitsui OSK Lines Ltd.	361,011
900	Mitsui Sugar Co. Ltd.	19,652
44,049	Mitsui-Soko Holdings Co. Ltd.	719,942
Shares		Value
JAPAN (continued)
1,700	Miura Co. Ltd.	$51,792
107,400	Mixi, Inc.	2,085,543
1,100	Miyaji Engineering Group, Inc.	21,085
4,500	Miyazaki Bank Ltd. (The)	116,094
55,450	Mizuno Corp.	1,460,832
84,152	Mochida Pharmaceutical Co. Ltd.	3,381,977
700	Modec, Inc.	19,511
10,300	Monex Group, Inc.	25,371
1,200	Monogatari Corp. (The)	104,010
258,400	MonotaRO Co. Ltd.	7,908,251
900	MORESCO Corp.	11,159
1,200	Morinaga & Co. Ltd.	59,450
7,100	Morinaga Milk Industry Co. Ltd.	276,465
2,400	Morita Holdings Corp.	40,648
2,000	Morito Co. Ltd.	14,909
1,106	Mory Industries, Inc.	23,720
8,400	MrMax Holdings Ltd.	37,415
11,000	Mugen Estate Co. Ltd.	68,655
8,200	Musashi Seimitsu Industry Co. Ltd.	115,494
8,700	Musashino Bank Ltd. (The)	153,634
300	N Field Co. Ltd.	1,772
2,900	Nabtesco Corp.	93,990
2,200	NAC Co. Ltd.	21,167
2,200	Nachi-Fujikoshi Corp.	106,954
1,300	Nadex Co. Ltd.	10,967
800	Nafco Co. Ltd.	9,579
2,200	Nagano Bank Ltd. (The)	33,349
11,000	Nagano Keiki Co. Ltd.	76,192
9,200	Nagase & Co. Ltd.	140,824
1,800	Nagatanien Holdings Co. Ltd.	35,920
300	Nagawa Co. Ltd.	18,335
195,198	Nagoya Railroad Co. Ltd.	6,236,069
12,500	Nakabayashi Co. Ltd.	62,853
124,064	Nakanishi, Inc.	2,074,818
4,300	Nakano Corp.	19,830
3,800	Nakayama Steel Works Ltd.	16,398
2,000	Nakayamafuku Co. Ltd.	10,445
1,700	Nankai Electric Railway Co. Ltd.	44,456
59,600	Nanto Bank Ltd. (The)	1,525,460
800	Natori Co. Ltd.	12,549
4,900	NCS&A Co. Ltd.	21,417
14,236	NEC Capital Solutions Ltd.	303,334
900	NEC Networks & System Integration Corp.	28,586
137,900	NET One Systems Co. Ltd.	3,756,846
1,700	Nextage Co. Ltd.	17,002
6,300	NGK Spark Plug Co. Ltd.	129,337
11,800	NH Foods Ltd.	496,629
51,400	NHK Spring Co. Ltd.	425,041
1,400	Nicca Chemical Co. Ltd.	11,564
6,600	Nichias Corp.	140,752
600	Nichiban Co. Ltd.	10,279
4,400	Nichicon Corp.	43,841

33

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2019

Shares		Value
JAPAN (continued)
700	Nichiden Corp.	$13,321
1,500	Nichiha Corp.	43,476
89,700	Nichii Gakkan Co.	1,526,702
229,250	Nichi-iko Pharmaceutical Co. Ltd.	2,702,428
3,800	Nichirei Corp.	87,443
2,760	Nichirin Co. Ltd.	44,062
4,200	Nifco, Inc.	112,010
1,100	Nihon Chouzai Co. Ltd.	40,133
2,200	Nihon Denkei Co. Ltd.	26,382
21,400	Nihon Falcom Corp.	248,897
10,000	Nihon House Holdings Co. Ltd.	47,041
200,500	Nihon Kohden Corp.	6,024,840
7,900	Nihon M&A Center, Inc.	242,143
2,700	Nihon Nohyaku Co. Ltd.	14,276
5,900	Nihon Parkerizing Co. Ltd.	70,096
6,400	Nihon Plast Co. Ltd.	44,330
1,600	Nihon Tokushu Toryo Co. Ltd.	17,646
253,800	Nihon Unisys Ltd.	8,425,530
1,000	Nihon Yamamura Glass Co. Ltd.	12,010
8,500	Nikkiso Co. Ltd.	92,879
4,100	Nikkon Holdings Co. Ltd.	100,687
400	Nippi, Inc.	14,483
138,100	Nippo Corp.	2,856,889
10,400	Nippon Air Conditioning Services Co. Ltd.	69,918
6,100	Nippon Carbide Industries Co. Inc.	82,810
600	Nippon Carbon Co. Ltd.	23,308
11,760	Nippon Chemical Industrial Co. Ltd.	349,566
300	Nippon Chemiphar Co. Ltd.	8,806
52,400	Nippon Coke & Engineering Co. Ltd.	42,215
1,000	Nippon Commercial Development Co. Ltd.	14,316
17,600	Nippon Concrete Industries Co. Ltd.	51,012
11,100	Nippon Denko Co. Ltd.	19,427
2,100	Nippon Densetsu Kogyo Co. Ltd.	45,932
9,100	Nippon Electric Glass Co. Ltd.	207,213
2,800	Nippon Filcon Co. Ltd.	13,716
2,600	Nippon Fine Chemical Co. Ltd.	30,553
151,000	Nippon Flour Mills Co. Ltd.	2,439,994
3,500	Nippon Gas Co. Ltd.	99,662
20,700	Nippon Kanzai Co. Ltd.	365,542
224,235	Nippon Kayaku Co. Ltd.	2,747,133
1,600	Nippon Kinzoku Co. Ltd.	12,964
2,400	Nippon Koei Co. Ltd.	74,785
142,100	Nippon Light Metal Holdings Co. Ltd.	278,963
14,500	Nippon Paper Industries Co. Ltd.	251,491
82,000	Nippon Parking Development Co. Ltd.	125,289
Shares		Value
JAPAN (continued)
3,400	Nippon Pillar Packing Co. Ltd.	$46,251
2,200	Nippon Piston Ring Co. Ltd.	28,053
4,000	Nippon Rietec Co. Ltd.	46,671
1,700	Nippon Road Co. Ltd. (The)	104,371
1,400	Nippon Seisen Co. Ltd.	35,742
900	Nippon Sharyo Ltd.(a)	23,060
13,700	Nippon Sheet Glass Co. Ltd.	86,648
1,600	Nippon Shokubai Co. Ltd.	99,565
7,200	Nippon Signal Co. Ltd.	83,608
34,000	Nippon Soda Co. Ltd.	914,307
7,248	Nippon Steel Trading Corp.	305,048
10,900	Nippon Suisan Kaisha Ltd.	62,681
3,000	Nippon Systemware Co. Ltd.	73,229
7,200	Nippon Thompson Co. Ltd.	32,603
2,340	Nippon Yakin Kogyo Co. Ltd.	52,026
24,800	Nippon Yusen KK	450,805
7,100	Nipro Corp.	83,630
6,500	Nishimatsu Construction Co. Ltd.	136,573
600	Nishimoto Co. Ltd.	19,391
291,800	Nishi-Nippon Financial Holdings, Inc.	2,188,703
98,583	Nishi-Nippon Railroad Co. Ltd.	2,299,570
3,100	Nishio Rent All Co. Ltd.	83,794
1,400	Nissan Shatai Co. Ltd.	12,990
9,600	Nissan Tokyo Sales Holdings Co. Ltd.	26,847
13,300	Nissei Plastic Industrial Co. Ltd.	138,431
6,200	Nissha Co. Ltd.	65,336
5,500	Nisshin Fudosan Co. Ltd/Japan	25,822
8,300	Nisshin Oillio Group Ltd. (The)	292,448
30,723	Nisshinbo Holdings, Inc.	258,894
4,200	Nissin Corp.	66,856
111,000	Nissin Electric Co. Ltd.	1,313,622
6,200	Nissin Kogyo Co. Ltd.	128,260
33,400	Nisso Corp.	405,476
1,100	Nitta Corp.	32,443
3,400	Nitta Gelatin, Inc.	22,354
3,700	Nittan Valve Co. Ltd.	9,559
400	Nittetsu Mining Co. Ltd.	16,853
1,400	Nitto Boseki Co. Ltd.	42,911
800	Nitto Fuji Flour Milling Co. Ltd.	46,893
57,500	Nitto Kogyo Corp.	1,218,793
7,500	Nitto Seiko Co. Ltd.	42,365
3,200	Noda Corp.	23,232
1,200	Noevir Holdings Co. Ltd.	65,228
2,900	NOF Corp.	99,093
1,600	Nohmi Bosai Ltd.	33,573
32,500	Nojima Corp.	582,647
14,400	NOK Corp.	228,288
44,700	Nomura Co. Ltd.	557,146
33,200	Nomura Real Estate Holdings, Inc.	791,340
11,400	Noritake Co. Ltd.	528,882
32,000	Noritz Corp.	400,037
427,800	North Pacific Bank Ltd.	930,947

34

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2019

Shares		Value
JAPAN (continued)
1,600	Nozawa Corp.	$10,105
42,600	NS Solutions Corp.	1,461,552
700	NS Tool Co. Ltd.	13,742
1,700	NS United Kaiun Kaisha Ltd.	38,805
112,211	NSD Co. Ltd.	3,475,746
61,800	NTN Corp.	194,001
32,218	NuFlare Technology, Inc.	2,407,623
400	Obara Group, Inc.	15,075
31,600	OBIC Business Consultants Ltd.	1,280,211
1,800	Odelic Co. Ltd.	66,089
9,400	Oenon Holdings, Inc.	34,818
30,400	Ogaki Kyoritsu Bank Ltd. (The)	740,083
1,500	Ohara, Inc.	20,891
55,422	Ohsho Food Service Corp.	3,356,421
2,845	Oiles Corp.	43,601
1,500	Oisix ra daichi, Inc.(a)	19,474
1,900	Oita Bank Ltd. (The)	52,959
2,500	Okabe Co. Ltd.	21,321
800	Okada Aiyon Corp.	9,986
600	Okamoto Industries, Inc.	23,335
116,300	Okamura Corp.	1,176,031
7,300	Okasan Securities Group, Inc.	26,026
294,100	Oki Electric Industry Co. Ltd.	3,959,824
2,200	Okinawa Cellular Telephone Co.	75,275
1,621	Okinawa Electric Power Co., Inc. (The)	26,974
3,800	OKUMA Corp.	230,132
1,100	Okumura Corp.	31,373
1,500	Okura Industrial Co. Ltd.	27,739
37,400	Okuwa Co. Ltd.	473,777
4,200	Onoken Co. Ltd.	55,422
218,800	Onward Holdings Co. Ltd.	1,270,373
300	Open Door, Inc.(a)	5,784
6,800	Open House Co. Ltd.	175,116
1,700	Optex Group Co. Ltd.	26,321
18,500	Optorun Co. Ltd.	567,900
297,500	Orient Corp.	438,027
7,000	Origin Co. Ltd.	98,268
2,600	Osaka Organic Chemical Industry Ltd.	29,253
2,000	Osaka Soda Co. Ltd.	57,042
170,900	Osaki Electric Co. Ltd.	1,191,663
3,100	OSG Corp.	67,087
286,300	OSJB Holdings Corp.	702,560
500	OUG Holdings, Inc.	13,196
4,200	Outsourcing Inc.	45,738
48,730	Oyo Corp.	562,703
7,800	Pacific Industrial Co. Ltd.	107,621
900	Pacific Metals Co. Ltd.	21,727
1,750	Pack Corp. (The)	62,147
400	PAL GROUP Holdings Co. Ltd.	12,705
7,850	PALTAC Corp.	382,359
30,056	Paramount Bed Holdings Co. Ltd.	1,161,995
7,200	Park24 Co. Ltd.	170,616
Shares		Value
JAPAN (continued)
400	Pasco Corp.(a)	$4,223
78,100	Pasona Group, Inc.	1,122,430
12,100	PC Depot Corp.	54,119
7,400	PCA Corp.	262,450
32,700	Pegasus Sewing Machine Manufacturing Co. Ltd.	164,424
15,500	Penta-Ocean Construction Co. Ltd.	95,736
183,900	PeptiDream, Inc.(a)	9,298,028
700	PIA Corp.	30,109
1,000	Pickles Corp.	24,493
1,400	Pilot Corp.	57,431
1,700	Piolax, Inc.	33,641
2,000	Plenus Co. Ltd.	34,911
38,300	Poletowin Pitcrew Holdings, Inc.	374,524
253	Premier Investment Corp. REIT	379,769
36,200	Press Kogyo Co. Ltd.	155,205
5,100	Pressance Corp.	83,874
5,600	Prestige International, Inc.	46,775
58,952	Proto Corp.	641,435
52,000	PS Mitsubishi Construction Co. Ltd.	373,664
21,300	Punch Industry Co. Ltd.	107,299
900	Qol Holdings Co. Ltd.	12,701
5,600	Quick Co. Ltd.	79,911
2,700	Raito Kogyo Co. Ltd.	43,229
2,200	Raiznext Corp.	22,552
1,400	Rakus Co. Ltd.	21,132
2,000	Rasa Industries Ltd.	27,614
40,600	Raysum Co. Ltd.	430,475
132,990	Relia, Inc.	1,742,577
4,200	Relo Group, Inc.	103,648
1,100	Renaissance, Inc.	17,103
21,140	Rengo Co. Ltd.	154,650
3,900	Resorttrust, Inc.	62,622
1,600	Restar Holdings Corp.	27,410
2,000	Retail Partners Co. Ltd.	16,520
40,000	Rheon Automatic Machinery Co. Ltd.	612,649
1,100	Rhythm Watch Co. Ltd.	10,349
18,000	Ricoh Leasing Co. Ltd.	610,056
2,500	Ride On Express Holdings Co. Ltd.	31,554
1,600	Right On Co. Ltd.	8,445
1,900	Riken Corp.	71,169
2,000	Riken Keiki Co. Ltd.	39,559
42,300	Riken Technos Corp.	201,727
700	Riken Vitamin Co. Ltd.	25,086
1,000	Rinnai Corp.	73,988
9,800	Rion Co. Ltd.	234,587
3,700	Riso Kagaku Corp.	61,398
6,900	Riso Kyoiku Co. Ltd.	26,644
53,300	Rohto Pharmaceutical Co. Ltd.	1,616,423
1,400	Rokko Butter Co. Ltd.	23,634
51,500	Roland DG Corp.	1,019,604

35

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2019

Shares		Value
JAPAN (continued)
900	Rorze Corp.	$30,836
105,200	Round One Corp.	1,364,804
1,400	Royal Holdings Co. Ltd.	35,535
400	RS Technologies Co. Ltd.	16,576
8,300	Ryobi Ltd.	156,407
1,500	Ryoden Corp.	22,877
1,600	Ryosan Co. Ltd.	41,930
1,100	S Foods, Inc.	29,743
29,100	Sac’s Bar Holdings, Inc.	240,636
1,000	Sagami Rubber Industries Co. Ltd.	13,640
1,200	Saibu Gas Co. Ltd.	27,903
800	Saison Information Systems Co. Ltd.	15,409
38,600	Saizeriya Co. Ltd.	878,946
32,200	Sakai Chemical Industry Co. Ltd.	812,529
600	Sakai Heavy Industries Ltd.	17,446
400	Sakai Moving Service Co. Ltd.	24,039
1,800	Sakai Ovex Co. Ltd.	31,136
1,400	Sakura Internet, Inc.	8,297
13,400	Sala Corp.	81,028
3,700	SAMTY Co. Ltd.	70,135
3,200	San Holdings, Inc.	33,485
3,100	San ju San Financial Group, Inc.	48,313
1,600	San-A Co. Ltd.	76,155
27,500	San-Ai Oil Co. Ltd.	292,087
5,300	Sanden Holdings Corp.(a)	34,944
1,400	Sanei Architecture Planning Co. Ltd.	20,081
8,050	Sangetsu Corp.	153,411
27,400	San-In Godo Bank Ltd. (The)	162,639
3,500	Sanken Electric Co. Ltd.	83,198
9,000	Sanko Gosei Ltd.	35,670
800	Sanko Metal Industrial Co. Ltd.	19,446
139,973	Sankyo Co. Ltd.	4,918,951
400	Sankyo Frontier Co. Ltd.	13,242
18,200	Sankyo Tateyama, Inc.	200,387
2,900	Sankyu, Inc.	148,773
9,600	Sanoh Industrial Co. Ltd.	121,345
4,600	Sanoyas Holdings Corp.	8,434
1,000	Sansei Landic Co. Ltd.	8,927
4,300	Sansha Electric Manufacturing Co. Ltd.	30,820
9,900	Sanwa Holdings Corp.	116,886
5,700	Sanyo Chemical Industries Ltd.	274,470
1,300	Sanyo Electric Railway Co. Ltd.	26,183
800	Sanyo Industries Ltd.	14,861
7,800	Sanyo Special Steel Co. Ltd.	99,748
1,200	Sanyo Trading Co. Ltd.	24,002
8,500	Sapporo Holdings Ltd.	214,645
16,200	Sato Holdings Corp.	480,795
2,700	Sato Shoji Corp.	22,802
1,400	Satori Electric Co. Ltd.	11,966
11,900	Sawada Holdings Co. Ltd.	101,710
Shares		Value
JAPAN (continued)
56,222	Sawai Pharmaceutical Co. Ltd.	$3,181,002
1,300	Saxa Holdings, Inc.	22,415
74,600	Scala, Inc.	623,797
1,900	SCREEN Holdings Co. Ltd.	133,540
2,800	Scroll Corp.	8,816
50,300	SCSK Corp.	2,580,443
200	SEC Carbon Ltd.	15,520
82,200	Seikagaku Corp.	946,149
23,200	Seikitokyu Kogyo Co. Ltd.	167,141
131,200	Seiko Holdings Corp.	3,249,931
6,600	Seino Holdings Co. Ltd.	85,380
5,200	Seiren Co. Ltd.	64,717
6,600	Sekisui Plastics Co. Ltd.	49,077
22,100	Senko Group Holdings Co. Ltd.	179,272
2,000	Senshu Electric Co. Ltd.	52,783
1,400	Seria Co. Ltd.	35,340
31,200	Seven Bank Ltd.	91,008
21,023	SFP Holdings Co. Ltd.	432,179
1,200	Shibaura Electronics Co. Ltd.	35,726
19,000	Shibaura Mechatronics Corp.	636,031
3,400	Shibusawa Warehouse Co. Ltd. (The)	66,338
1,000	Shibuya Corp.	27,567
1,400	Shidax Corp.(a)	3,448
500	SHIFT, Inc.(a)	28,753
52,502	Shiga Bank Ltd. (The)	1,278,639
2,000	Shikibo Ltd.	17,372
22,000	Shikoku Bank Ltd. (The)	211,668
6,900	Shikoku Chemicals Corp.	81,849
3,200	Shikoku Electric Power Co., Inc.	31,855
1,000	Shima Seiki Manufacturing Ltd.	24,215
3,349	Shimachu Co. Ltd.	91,300
1,100	Shimamura Co. Ltd.	93,814
17,000	Shimizu Bank Ltd. (The)	308,862
1,900	Shimojima Co. Ltd.	21,254
1,800	Shin Nippon Air Technologies Co. Ltd.	35,953
1,700	Shinagawa Refractories Co. Ltd.	46,046
6,300	Shindengen Electric Manufacturing Co. Ltd.	215,853
2,200	Shin-Etsu Polymer Co. Ltd.	19,048
157,800	Shinko Electric Industries Co. Ltd.	1,553,305
5,600	Shinko Shoji Co. Ltd.	48,279
13,800	Shinmaywa Industries Ltd.	170,855
6,600	Shinnihon Corp.	52,255
2,100	Shinnihonseiyaku Co. Ltd.	31,970
9,000	Shinoken Group Co. Ltd.	93,259
93,100	Shinsei Bank Ltd.	1,467,323
1,200	Shinsho Corp.	28,492
1,700	Shinwa Co. Ltd.	38,694
1,300	Ship Healthcare Holdings, Inc.	55,737
2,400	Shizuki Electric Co., Inc.	13,223
62,800	Shizuoka Bank Ltd. (The)	483,837
31,000	Shizuoka Gas Co. Ltd.	270,701

36

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2019

Shares		Value
JAPAN (continued)
1,000	SHO-BOND Holdings Co. Ltd.	$39,078
800	Shoei Co. Ltd.	35,114
2,300	Shofu, Inc.	36,420
2,300	Shoko Co. Ltd.(a)	13,801
1,000	Showa Aircraft Industry Co. Ltd.	12,973
138,600	Showa Corp.	2,924,988
7,700	Showa Denko KK	219,256
2,600	Showa Sangyo Co. Ltd.	75,840
1,100	Showa Shinku Co. Ltd.	14,872
1,100	Sigma Koki Co. Ltd.	13,527
700	Siix Corp.	10,754
2,400	Sinanen Holdings Co. Ltd.	43,937
4,300	Sinfonia Technology Co. Ltd.	53,397
37,000	Sinko Industries Ltd.	630,771
6,000	Sintokogio Ltd.	58,505
52,700	SK-Electronics Co. Ltd.	1,079,474
182,200	SKY Perfect JSAT Holdings, Inc.	757,550
131,000	Skylark Holdings Co. Ltd.	2,383,693
5,600	SMS Co. Ltd.	138,872
9,600	Sodick Co. Ltd.	84,274
1,200	Softbank Technology Corp.	23,213
27,900	Softbrain Co. Ltd.	144,680
200	Software Service, Inc.	21,595
2,500	Sogo Medical Holdings Co. Ltd.	43,546
22,000	Sojitz Corp.	69,673
2,900	Soken Chemical & Engineering Co. Ltd.	33,085
3,000	Solasto Corp.	34,448
15,900	Soliton Systems KK	144,144
1,400	Sotetsu Holdings, Inc.	37,441
5,800	Sourcenext Corp.	26,210
7,200	Sparx Group Co. Ltd.	17,868
700	SPK Corp.	18,364
2,000	S-Pool, Inc.	12,149
1,400	Square Enix Holdings Co. Ltd.	66,636
400	SRA Holdings, Inc.	9,749
5,800	ST Corp.	88,619
80,200	St. Marc Holdings Co. Ltd.	1,795,013
500	Star Mica Holdings Co. Ltd.	9,103
2,300	Star Micronics Co. Ltd.	35,568
8,200	Starts Corp., Inc.	212,536
900	Starzen Co. Ltd.	38,087
2,200	St-Care Holding Corp.	10,695
200	Strike Co. Ltd.	7,232
48,800	Studio Alice Co. Ltd.	876,222
1,600	Sugi Holdings Co. Ltd.	89,342
2,700	Sugimoto & Co. Ltd.	50,855
12,400	SUMCO Corp.	209,097
4,100	Sumida Corp.	46,281
4,100	Suminoe Textile Co. Ltd.	113,748
1,900	Sumitomo Bakelite Co. Ltd.	79,966
4,000	Sumitomo Densetsu Co. Ltd.	84,045
44,800	Sumitomo Forestry Co. Ltd.	655,883
11,300	Sumitomo Heavy Industries Ltd.	355,250
Shares		Value
JAPAN (continued)
17,200	Sumitomo Mitsui Construction Co. Ltd.	$98,431
6,500	Sumitomo Osaka Cement Co. Ltd.	286,508
700	Sumitomo Precision Products Co. Ltd.(a)	22,979
10,600	Sumitomo Riko Co. Ltd.	93,053
42,203	Sumitomo Rubber Industries Ltd.	563,931
1,400	Sumitomo Seika Chemicals Co. Ltd.	44,921
14,800	Sun Frontier Fudousan Co. Ltd.	181,317
5,400	Suncall Corp.	24,402
5,200	Sundrug Co. Ltd.	173,109
56,300	Sushiro Global Holdings Ltd.	3,873,590
81,900	Suzuken Co. Ltd.	4,398,741
4,700	Suzuki Co. Ltd.	34,339
8,500	SWCC Showa Holdings Co. Ltd.	74,461
6,000	System Research Co. Ltd.	109,399
253,900	Systena Corp.	3,672,486
1,100	Syuppin Co. Ltd.	9,595
3,800	T&K Toka Co. Ltd.	36,596
1,700	T. Hasegawa Co. Ltd.	31,941
1,740	Tachibana Eletech Co. Ltd.	29,325
1,800	Tachikawa Corp.	23,736
5,800	Tachi-S Co. Ltd.	77,985
2,600	Tadano Ltd.	23,836
1,800	Taihei Dengyo Kaisha Ltd.	42,771
14,000	Taiheiyo Cement Corp.	399,296
9,300	Taiho Kogyo Co. Ltd.	74,751
38,900	Taikisha Ltd.	1,269,770
5,000	Taiko Pharmaceutical Co. Ltd.	134,086
300	Taisei Lamick Co., Ltd.	8,181
1,300	Taiyo Holdings Co. Ltd.	47,551
5,800	Taiyo Yuden Co. Ltd.	155,809
1,100	Takamatsu Construction Group Co. Ltd.	26,596
3,500	Takamatsu Machinery Co. Ltd.	28,197
3,000	Takamiya Co. Ltd.	19,585
359	Takano Co. Ltd.	2,693
1,700	Takaoka Toko Co. Ltd.	19,394
1,900	Takara Bio, Inc.	38,918
9,100	Takara Leben Co. Ltd.	38,931
2,100	Takara Standard Co. Ltd.	37,123
13,100	Takasago International Corp.	330,927
78,088	Takasago Thermal Engineering Co. Ltd.	1,423,069
1,300	Takashima & Co. Ltd.	20,970
6,800	Takashimaya Co. Ltd.	79,467
2,800	Take And Give Needs Co. Ltd.	32,773
2,000	Takebishi Corp.	26,558
15,600	Takeei Corp.	182,306
3,900	Takeuchi Manufacturing Co. Ltd.	61,792
700	Takihyo Co. Ltd.	12,322
1,700	Takisawa Machine Tool Co. Ltd.	21,252

37

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2019

Shares		Value
JAPAN (continued)
46,700	Takuma Co. Ltd.	$559,587
145,400	Tama Home Co. Ltd.	2,550,121
126,000	Tamron Co. Ltd.	2,778,091
5,500	Tamura Corp.	31,934
1,500	Tanabe Engineering Corp.	10,751
106,400	Tanseisha Co. Ltd.	1,127,156
12,700	Tatsuta Electric Wire and Cable Co. Ltd.	70,209
5,600	Tayca Corp.	111,492
10,700	TBK Co. Ltd.	44,984
32,000	TDC Soft, Inc.	266,395
73,800	TechMatrix Corp.	1,664,071
1,000	Techno Medica Co. Ltd.	20,872
1,500	TechnoPro Holdings, Inc.	93,342
27,000	Teijin Ltd.	545,551
18,600	Teikoku Electric Manufacturing Co. Ltd.	218,570
1,100	Tekken Corp.	29,682
34,837	T-Gaia Corp.	845,198
12,800	THK Co. Ltd.	373,961
3,800	Tigers Polymer Corp.	22,204
102,800	TIS, Inc.	6,254,246
700	TKC Corp.	29,656
11,600	Toa Corp.	134,164
1,700	Toa Corp.	23,078
3,500	Toa Oil Co. Ltd.	80,572
5,000	Toa Road Corp.	166,682
3,710	Tobishima Corp.	50,158
52,200	TOC Co. Ltd.	381,385
3,100	Tocalo Co. Ltd.	30,945
61,565	Tochigi Bank Ltd. (The)	130,553
11,700	Toda Corp.	73,890
18,300	Toei Animation Co. Ltd.	855,774
200	Toei Co. Ltd.	27,799
1,700	Toenec Corp.	55,570
163,500	Toho Bank Ltd. (The)	404,246
60,300	Toho Co. Ltd.	2,440,143
2,200	Toho Co. Ltd.	35,672
67,164	Toho Gas Co. Ltd.	2,627,724
110,600	Toho Holdings Co. Ltd.	2,825,682
2,100	Toho Titanium Co. Ltd.	17,502
1,600	Toho Zinc Co. Ltd.	32,847
4,300	Tohoku Bank Ltd. (The)	39,938
10,000	Tokai Carbon Co. Ltd.	102,232
1,500	Tokai Corp.	35,184
34,000	TOKAI Holdings Corp.	335,939
1,200	Tokai Lease Co. Ltd.	18,268
33,100	Tokai Rika Co. Ltd.	646,736
12,500	Tokai Tokyo Financial Holdings, Inc.	32,873
800	Token Corp.	51,560
484	Tokushu Tokai Paper Co. Ltd.	18,309
3,800	Tokuyama Corp.	102,645
2,800	Tokyo Century Corp.	130,679
4,900	Tokyo Dome Corp.	43,378
5,823	Tokyo Electron Device Ltd.	112,049
Shares		Value
JAPAN (continued)
4,000	Tokyo Energy & Systems, Inc.	$37,596
2,800	Tokyo Keiki, Inc.	24,762
1,700	Tokyo Kiraboshi Financial Group, Inc.	24,212
1,100	Tokyo Ohka Kogyo Co. Ltd.	44,004
3,700	Tokyo Rope Manufacturing Co. Ltd.	39,505
39,931	Tokyo Sangyo Co. Ltd.	209,287
27,700	Tokyo Seimitsu Co. Ltd.	900,333
3,400	Tokyo Steel Manufacturing Co. Ltd.	27,549
55,500	Tokyo Tatemono Co. Ltd.	796,088
15,100	Tokyo Tekko Co. Ltd.	222,186
1,000	Tokyotokeiba Co. Ltd.	31,577
173,128	Tokyu Construction Co. Ltd.	1,385,152
99	Tokyu REIT, Inc. REIT	190,684
21,300	Toli Corp.	57,791
1,400	Tomato Bank Ltd.	13,859
1,100	Tomen Devices Corp.	26,942
2,900	Tomoe Corp.	11,359
3,800	Tomoe Engineering Co. Ltd.	83,045
7,300	Tomoku Co. Ltd.	117,621
211,400	TOMONY Holdings, Inc.	743,884
244,290	Tomy Co. Ltd.	2,669,342
2,300	Tonami Holdings Co. Ltd.	106,491
4,300	Topcon Corp.	59,967
99,400	Toppan Forms Co. Ltd.	1,001,456
6,000	Topre Corp.	105,232
2,500	Topy Industries Ltd.	51,486
1,500	Torex Semiconductor Ltd.	20,196
1,400	Toridoll Holdings Corp.	32,177
500	Torikizoku Co. Ltd.	9,269
3,900	Torishima Pump Manufacturing Co. Ltd.	37,451
67,600	Tosei Corp.	858,224
600	Toshiba Machine Co. Ltd.	13,562
1,500	Toshiba Plant Systems & Services Corp.	29,475
59,200	Toshiba TEC Corp.	2,154,422
1,300	Tosho Co. Ltd.	26,689
700	Totech Corp.	15,330
1,100	Totetsu Kogyo Co. Ltd.	34,582
1,300	Totoku Electric Co. Ltd.	26,352
20,500	Towa Bank Ltd. (The)	175,595
142,400	Towa Pharmaceutical Co. Ltd.	3,676,370
210,200	Toyo Construction Co. Ltd.	992,703
2,400	Toyo Denki Seizo KK	34,892
3,800	Toyo Engineering Corp.(a)	24,421
3,200	Toyo Ink SC Holdings Co. Ltd.	78,852
9,900	Toyo Machinery & Metal Co. Ltd.	53,630
16,000	Toyo Securities Co. Ltd.	25,631
7,900	Toyo Seikan Group Holdings Ltd.	126,339
5,800	Toyo Tanso Co. Ltd.	138,676
13,200	Toyo Tire Corp.	185,917

38

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2019

Shares		Value
JAPAN (continued)
2,000	Toyo Wharf & Warehouse Co. Ltd.	$26,317
17,700	Toyobo Co. Ltd.	241,103
12,700	Toyoda Gosei Co. Ltd.	300,595
14,500	Toyota Boshoku Corp.	215,506
4,700	TPR Co. Ltd.	85,217
400	Trancom Co. Ltd.	26,521
68,700	Transcosmos, Inc.	1,735,472
9,100	Treasure Factory Co. Ltd.	99,856
1,900	Trusco Nakayama Corp.	46,308
6,600	TS Tech Co. Ltd.	214,520
1,900	Tsubaki Nakashima Co. Ltd.	32,672
32,400	Tsubakimoto Chain Co.	1,119,104
1,900	Tsubakimoto Kogyo Co. Ltd.	78,382
700	Tsudakoma Corp.	8,141
1,800	Tsugami Corp.	16,902
32,800	Tsukada Global Holdings, Inc.	184,669
900	Tsukishima Kikai Co. Ltd.	14,001
11,033	Tsukuba Bank Ltd.	22,170
7,700	Tsukui Corp.	31,944
3,200	Tsumura & Co.	88,838
1,200	Tsurumi Manufacturing Co. Ltd.	23,847
7,284	UACJ Corp.	135,104
22,480	Ube Industries Ltd.	487,528
2,000	Uchida Yoko Co. Ltd.	78,989
600	Ueki Corp.	14,624
17,700	ULS Group, Inc.	482,370
7,600	Ulvac, Inc.	336,402
600	Umenohana Co. Ltd.(a)	14,062
300	Uniden Holdings Corp.	5,484
2,200	UNIMAT Retirement Community Co. Ltd.	32,005
600	Union Tool Co.	19,280
8,400	Unipres Corp.	138,846
73,800	United Arrows Ltd.	2,265,460
114,000	United Super Markets Holdings, Inc.	1,030,318
4,800	Unitika Ltd.(a)	15,068
1,100	Universal Entertainment Corp.	36,976
1,100	Unizo Holdings Co. Ltd.	50,880
4,000	Urbanet Corp. Co. Ltd.	15,150
12,600	Ushio, Inc.	189,834
1,100	UT Group Co. Ltd.	27,747
8,800	Utoc Corp.	45,634
1,300	V Technology Co. Ltd.	78,248
5,900	Valor Holdings Co. Ltd.	101,293
1,700	Valqua Ltd.	38,254
24,000	ValueCommerce Co. Ltd.	371,812
2,200	Vector, Inc.(a)	20,820
1,200	Vision, Inc./Tokyo Japan(a)	17,713
92,900	Vital KSK Holdings, Inc.	953,173
54,400	VT Holdings Co. Ltd.	244,823
1,800	Wacoal Holdings Corp.	47,738
19,200	Wakachiku Construction Co. Ltd.	292,827
Shares		Value
JAPAN (continued)
2,200	Warabeya Nichiyo Holdings Co. Ltd.	$38,830
8,400	Waseda Academy Co. Ltd.	68,762
300	Watahan & Co. Ltd.	5,734
28,000	WATAMI Co. Ltd.	366,886
7,100	Watts Co. Ltd.	40,369
2,800	Wavelock Holdings Co. Ltd.	22,947
900	WDB Holdings Co. Ltd.	23,152
1,400	Weathernews, Inc.	44,273
1,400	Weds Co. Ltd.	7,714
27,400	West Holdings Corp.	405,964
8,700	Will Group, Inc.	80,644
1,100	WIN-Partners Co. Ltd.	14,485
1,500	World Co. Ltd.	34,850
31,200	World Holdings Co. Ltd.	526,404
1,900	Wowow, Inc.	45,886
6,800	Xebio Holdings Co. Ltd.	76,633
4,000	Yachiyo Industry Co. Ltd.	24,150
6,000	Yahagi Construction Co. Ltd.	42,837
1,000	YAKUODO Holdings Co. Ltd.	24,271
40,200	YAMABIKO Corp.	460,109
900	YAMADA Consulting Group Co. Ltd.	16,293
2,800	Yamagata Bank Ltd. (The)	39,904
73,600	Yamaguchi Financial Group, Inc.	522,745
3,900	Yamaha Motor Robotics Holdings Co. Ltd.(a)	21,921
3,100	YA-MAN Ltd.	20,267
28,000	Yamanashi Chuo Bank Ltd. (The)	281,841
2,300	Yamatane Corp.	30,180
12,500	Yamaya Corp.	243,773
4,800	Yamazaki Baking Co. Ltd.	82,052
900	Yamazawa Co. Ltd.	13,810
8,200	Yamazen Corp.	76,540
1,200	Yaoko Co. Ltd.	56,227
700	Yashima Denki Co. Ltd.	5,763
1,400	Yasunaga Corp.	17,852
51,100	Yellow Hat Ltd.	839,443
4,600	Yokogawa Bridge Holdings Corp.	85,108
6,200	Yokohama Reito Co. Ltd.	61,891
20,900	Yokohama Rubber Co. Ltd. (The)	471,648
3,500	Yokowo Co. Ltd.	101,607
400	Yomiuri Land Co. Ltd.	17,187
600	Yondoshi Holdings, Inc.	14,712
9,000	Yorozu Corp.	115,844
700	Yoshinoya Holdings Co. Ltd.	16,309
17,000	Yossix Co. Ltd.	473,840
3,600	Yotai Refractories Co. Ltd.	24,336
3,700	Yuasa Trading Co. Ltd.	115,636
1,700	Yuken Kogyo Co. Ltd.	27,092
1,100	Yume No Machi Souzou Iinkai Co. Ltd.	10,176

39

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2019

Shares		Value
JAPAN (continued)
4,700	Yumeshin Holdings Co. Ltd.	$41,999
56,600	Yurtec Corp.	352,210
900	Yushiro Chemical Industry Co. Ltd.	11,901
1,500	Zenrin Co. Ltd.	27,350
3,500	Zensho Holdings Co. Ltd.	74,317
20,900	Zeon Corp.	240,566
45,600	ZERIA Pharmaceutical Co. Ltd.	865,636
3,700	ZIGExN Co. Ltd.	19,975
4,000	Zojirushi Corp.	61,932
129,400	ZOZO, Inc.	3,032,794
		505,717,469
JERSEY CHANNEL ISLANDS — 0.3%
48,718	Centamin Plc	73,236
274,987	Novocure Ltd.(a)	19,700,069
225	Sanne Group Plc	1,539
		19,774,844
JORDAN — 0.0%
3,419	Hikma Pharmaceuticals Plc	89,019
LIECHTENSTEIN — 0.0%
750	Liechtensteinische Landesbank AG	49,493
269	VP Bank AG	41,993
		91,486
LUXEMBOURG — 0.0%
4,299	APERAM SA	109,606
1,967	Corestate Capital Holding SA	73,273
455	Eurofins Scientific SE	230,489
2,321	IVS Group SA	25,161
10,000	L’Occitane International SA	22,537
1,946	RTL Group SA(a)	98,882
319	RTL Group SA	16,209
38,208	SES SA	740,194
2,210	Stabilus SA	124,350
503	Sword Group	17,166
		1,457,867
MACAU — 0.0%
16,400	MGM China Holdings Ltd.	26,078
MALAYSIA — 0.1%
75,100	Aeon Co. (M) Berhad	29,835
9,450	AEON Credit Service M Berhad	34,602
300,306	Affin Bank Berhad	139,427
189,600	AirAsia Group Berhad	86,667
78,500	Alliance Bank Malaysia Berhad	54,106
156,300	AMMB Holdings Berhad	149,249
20,100	Amway Malaysia Holdings Berhad	27,756
27,700	Ann Joo Resources Berhad	7,425
28,900	APM Automotive Holdings Berhad	14,109
33,000	Astro Malaysia Holdings Berhad	10,662
Shares		Value
MALAYSIA (continued)
32,700	Batu Kawan Berhad	$122,082
23,600	Berjaya Sports Toto Berhad	14,967
45,700	Bermaz Auto Berhad	24,936
64,200	BIMB Holdings Berhad	65,299
250,707	Boustead Holdings Berhad	59,999
83,160	Boustead Plantation Berhad	12,041
3,100	British American Tobacco Malaysia Berhad	13,962
234,600	Bumi Armada Berhad(a)	25,265
19,850	Bursa Malaysia Berhad	28,741
25,500	Cahya Mata Sarawak Berhad	14,768
9,100	Carlsberg Brewery-Malaysia Berhad	60,413
65,900	Dayang Enterprise Holdings Berhad(a)	30,754
83,300	DRB-Hicom Berhad	50,437
2,300	Dutch Lady Milk Industries Berhad	31,969
184,797	Eastern & Oriental Berhad	28,747
127,900	Eco World Development Group Berhad(a)	19,896
173,400	Felda Global Ventures Holdings Berhad(a)	45,648
5,200	Fraser & Neave Holdings Berhad	43,034
84,500	Gamuda Berhad	75,632
4,200	Genting Plantations Berhad	9,991
54,366	Globetronics Technology Berhad	26,933
93,500	Hap Seng Plantations Holdings Berhad	32,670
18,600	Hartalega Holdings Berhad	23,414
14,200	Heineken Malaysia Berhad	86,862
22,300	Hengyuan Refining Co Berhad(a)	22,842
126,300	Hiap Teck Venture Berhad	6,045
24,700	Hong Leong Industries Berhad	63,841
27,798	IGB Berhad	18,228
131,780	IJM Corp. Berhad	67,806
36,700	IJM Plantations Berhad	13,394
139,031	Inari Amertron Berhad	65,548
131,300	IOI Properties Group Berhad	32,680
94,700	Iskandar Waterfront City Berhad(a)	19,604
71,600	JAKS Resources Berhad(a)	18,163
37,100	Kerjaya Prospek Group Berhad	11,809
34,300	Kossan Rubber Industries	34,066
125,600	KPJ Healthcare Berhad	27,654
142,174	KSL Holdings Berhad(a)	26,199
155,800	Landmarks Berhad(a)	17,524
53,360	LBS Bina Group Berhad	6,321
42,600	Lingkaran Trans Kota Holdings Berhad	46,999
12,000	Lotte Chemical Titan Holding Bhd	7,122
16,920	LPI Capital Berhad	61,873
32,273	Lynas Corp. Ltd.(a)	55,174

40

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2019

Shares		Value
MALAYSIA (continued)
42,400	Magni-Tech Industries Berhad	$25,774
25,900	Magnum Berhad	17,356
157,873	Mah Sing Group Berhad	28,714
48,523	Malaysia Airports Holdings Berhad	91,971
208,427	Malaysia Building Society Berhad	43,646
7,400	Malaysian Pacific Industries Berhad	18,949
123,500	Malaysian Resources Corp. Berhad	21,871
71,500	Matrix Concepts Holdings Berhad	32,341
36,900	Mega First Corp. Berhad	39,033
149,600	MMC Corp. Berhad	36,160
63,200	Muhibbah Engineering M Berhad	36,149
72,300	My EG Services Berhad	19,725
33,800	Padini Holdings Berhad	29,687
2,600	Panasonic Manufacturing Malaysia Berhad	23,446
63,420	Paramount Corp. Berhad	19,124
11,000	Petron Malaysia Refining & Marketing Berhad	13,321
19,780	QL Resources Berhad	34,462
493,500	Sapura Energy Berhad	31,298
64,857	Sarawak Oil Palms Berhad	36,476
16,600	Scientex Berhad	36,549
26,900	Serba Dinamik Holdings Berhad	26,845
42,000	Shangri-La Hotels (Malaysia) Berhad	50,257
111,600	Sime Darby Berhad	60,628
77,800	Sime Darby Property Berhad	13,499
30,400	SKP Resources Berhad	9,094
76,530	Sunway Berhad	31,136
67,866	Sunway Construction Group Berhad	31,671
51,000	Supermax Corp. Berhad	17,942
35,000	Syarikat Takaful Malaysia Keluarga Berhad	52,686
22,700	Ta Ann Holdings Berhad	12,984
269,700	TA Enterprise Berhad	39,372
195,360	TA Global Berhad	10,987
66,900	Tan Chong Motor Holdings Berhad	21,454
36,900	Telekom Malaysia Berhad	33,204
18,360	TIME dotCom Berhad	40,117
39,740	Top Glove Corp. Berhad	41,371
43,600	TSH Resources Berhad	9,391
14,700	Uchi Technologies Berhad	9,710
19,600	UEM Edgenta Berhad	14,963
18,900	UMW Holdings Berhad	20,038
23,700	United Malacca Berhad	28,927
20,800	United Plantations Berhad	124,148
207,100	UOA Development Berhad	99,126
6,200	ViTrox Corp. Bhd	11,470
Shares		Value
MALAYSIA (continued)
78,875	VS Industry Berhad	$26,427
55,000	Wah Seong Corp. Berhad(a)	14,611
42,100	Westports Holdings Berhad	43,123
38,200	Yinson Holdings Berhad	63,171
43,272	YNH Property Berhad(a)	26,718
312,726	YTL Corp. Berhad	65,112
		3,811,424
MALTA — 0.0%
14,841	Kindred Group Plc - SDR	107,530
MEXICO — 0.1%
10,989	ALEATICA SAB de CV	11,425
351,126	Alfa SAB de CV - Series A	305,557
50,138	Alpek SAB de CV	54,187
15,767	Alsea SAB de CV(a)	41,966
132,449	Axtel SAB de CV - CPO Units(a)	19,899
46,358	Banco del Bajio SA	74,900
14,700	Becle SAB de CV	25,317
14,637	Bolsa Mexicana de Valores SAB de CV	32,041
582,001	Cemex SAB de CV - CPO - Units	218,744
82,556	Consorcio ARA SAB de CV - Series B	15,493
20,365	Controladora Vuela Cia de Aviacion SAB de CV - Class A(a)	22,041
15,500	Corp Inmobiliaria Vesta SAB de CV	26,099
25,361	Corp. Actinver SAB de CV	15,326
47,638	Corp. Interamericana de Entretenimiento SAB de CV - Series B(a)	36,032
24,022	Corp. Moctezuma SAB de CV	70,562
1,260	Corporativo Fragua SAB de CV	15,065
35,363	Credito Real SAB de CV SOFOM ER	43,789
42,295	Fibra Uno Administracion SA de CV REIT	64,290
15,240	Fresnillo Plc	140,162
39,113	Genomma Lab Internacional SAB de CV - Class B(a)	41,377
25,002	Gentera SAB de CV	24,695
5,782	Gruma SAB de CV - Series B	60,503
30,292	Grupo Aeromexico SAB de CV(a)	23,479
11,618	Grupo Aeroportuario del Centro Norte SAB de CV	80,622
13,171	Grupo Aeroportuario del Pacifico SAB de CV - Series B	138,054
5,517	Grupo Aeroportuario del Sureste SAB de CV - Series B	90,342
51,513	Grupo Cementos de Chihuahua SAB de CV	286,828

41

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2019

Shares		Value
MEXICO (continued)
23,503	Grupo Comercial Chedraui SA de CV	$32,903
45,428	Grupo Famsa SAB de CV - Class A(a)	12,775
22,346	Grupo Herdez SAB de CV - Series A	45,525
6,880	Grupo Industrial Saltillo SAB de CV	8,577
17,079	Grupo KUO SAB De CV - Series B	44,170
9,061	Grupo Rotoplas SAB de CV	8,483
19,200	Grupo Sanborns SAB de CV	22,956
8,920	Grupo Simec SAB de CV - Series B(a)	28,054
37,388	Hoteles City Express SAB de CV(a)	32,167
256,075	Impulsora del Desarrollo y el Empleo en America Latina SAB de CV(a)	287,671
5,874	Industrias Bachoco SAB de CV - Series B	26,407
131,489	Industrias CH SAB de CV - Series B(a)	567,064
8,343	Industrias Penoles SAB de CV	99,362
45,760	Kimberly-Clark de Mexico SAB de CV - Class A	91,941
36,269	La Comer SAB de CV(a)	49,040
19,599	Macquarie Mexico Real Estate Management SA de CV REIT	27,814
90	Medica Sur SAB de CV - Series B	101
29,272	Megacable Holdings SAB de CV - CPO Shares	120,168
118,273	Nemak SAB de CV	50,417
81,014	Orbia Advance Corp. SAB de CV	175,366
11,623	Organizacion Cultiba SAB de CV	7,090
84,289	Organizacion Soriana SAB de CV - Series B	108,491
8,733	Promotora y Operadora de Infraestructura SAB de CV	80,731
1,100	Promotora y Operadora de Infraestructura SAB de CV - Series L	7,091
8,043	Qualitas Controladora SAB de CV - Class I	34,783
49,541	Regional SAB de CV	263,769
21,201	Telesites SAB de CV(a)	13,766
11,663	Unifin Financiera SAB de CV	19,826
		4,245,303
MONACO — 0.0%
1,900	Endeavour Mining Corp.(a)	34,405
MONGOLIA — 0.0%
71,450	Mongolian Mining Corp.(a)	6,656
Shares		Value
NETHERLANDS — 0.6%
4,578	Aalberts NV	$184,117
22,187	Accell Group NV	550,580
106,961	Aegon NV	462,382
10,937	Altice Europe NV(a)	62,454
483	AMG Advanced Metallurgical Group NV	11,857
4,302	Amsterdam Commodities NV	92,698
6,735	Arcadis NV	132,954
130,048	ASM International NV	13,062,527
334,870	ASR Nederland NV	12,253,892
1,337	Basic-Fit NV(a)	40,858
30,610	BE Semiconductor Industries NV	1,131,036
7,881	Boskalis Westminster	172,981
0	Brack Capital Properties NV(a)	21
1,066	Brunel International NV	9,844
7,289	Corbion NV	210,552
2,476	Euronext NV	199,517
4,336	ForFarmers NV	26,259
4,320	GrandVision NV	132,016
157,294	Heijmans NV - CVA(a)	1,271,867
1,636	Hunter Douglas NV	104,734
1,555	IMCD Group NV	121,227
7,159	Intertrust NV	136,055
2,222	Kendrion NV	47,135
73,053	Koninklijke Volkerwessels NV	1,694,701
4,105	Koninklijke Vopak NV	225,207
392	Lucas Bols NV	6,230
2,218	Nederland Apparatenfabriek	118,987
3,778	NSI NV REIT	172,547
3,894	OCI NV(a)	87,337
24,070	Ordina NV	49,019
14,229	PostNL NV	32,660
4,544	QIAGEN NV(a)	136,378
7,622	Randstad NV	421,980
10,338	SBM Offshore NV	177,734
455	Shop Apotheke Europe NV(a)	19,842
13,317	Signify NV	389,728
5,632	Sligro Food Group NV	143,215
86,230	SNS REAAL NV(a),(b)	0
3,279	TKH Group NV	167,713
133,800	TomTom NV	1,511,671
4,487	Van Lanschot Kempen NV	103,340
10,541	Vastned Retail NV REIT	316,246
765,391	VEON Ltd. - ADR	1,836,938
		38,029,036
NEW ZEALAND — 0.3%
218,861	Air New Zealand Ltd.	396,411
6,753	CBL Corp. Ltd.(a),(b)	2,574
86,835	Chorus Ltd.	295,351
6,578	Contact Energy Ltd.	31,125
15,914	EBOS Group Ltd.	251,510
43,171	Fletcher Building Ltd.	126,769
6,739	Freightways Ltd.	33,269
5,539	Genesis Energy Ltd.	11,648

42

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2019

Shares		Value
NEW ZEALAND (continued)
3,881	Hallenstein Glasson Holdings Ltd.	$15,378
16,288	Heartland Group Holdings Ltd.	17,127
20,946	Infratil Ltd.	66,207
61,542	Kathmandu Holdings Ltd.	123,897
37,989	Kiwi Property Group Ltd.	38,727
12,351	Mainfreight Ltd.	318,337
13,684	Metlifecare Ltd.	42,288
274,611	New Zealand Refining Co. Ltd. (The)	360,936
56,805	NZME Ltd.	14,489
78,891	NZX Ltd.	65,249
7,349	PGG Wrightson Ltd.	11,591
205,771	Port of Tauranga Ltd.	882,611
1,119	Restaurant Brands New Zealand Ltd.(a)	8,552
15,128	Sanford Ltd.	68,865
63,055	Skellerup Holdings Ltd.	92,984
115,434	SKYCITY Entertainment Group Ltd.	289,381
209,847	Stride Property Group	310,795
31,804	Summerset Group Holdings Ltd.	134,173
835	Synlait Milk Ltd.(a)	5,032
4,776	Tourism Holdings, Ltd.	10,871
21,108	Trustpower Ltd.	114,222
296,438	Xero Ltd.(a)	14,098,093
1,015,419	Z Energy Ltd.	3,489,547
		21,728,009
NORWAY — 0.2%
2,298	AF Gruppen ASA	44,230
16,316	Akastor ASA(a)	18,452
11,928	American Shipping Co. ASA	46,565
5,464	Atea ASA	69,042
161,979	Austevoll Seafood ASA	1,633,678
9,647	Avance Gas Holding Ltd.(a)	43,954
5,467	Axactor SE(a)	10,582
123,380	B2Holding ASA	109,143
7,044	Bonheur ASA	139,024
15,816	Borregaard ASA	152,121
21,532	BW Offshore Ltd.(a)	163,899
2,914	Data Respons ASA	11,566
737,209	DNO ASA	890,232
2,877	Entra ASA	43,048
12,338	Europris ASA	33,461
11,761	Frontline Ltd.(a)	123,414
5,496	Grieg Seafood ASA	67,294
7,112	Hexagon Composites ASA(a)	24,052
8,291	Hoegh LNG Holdings Ltd.	32,006
8,021	Itera ASA	8,024
26,287	Kongsberg Gruppen ASA	388,181
27,615	Kvaerner ASA	35,014
1,742	Medistim ASA	29,361
16,871	NEL ASA(a)	14,567
3,874	Nordic Semiconductor ASA(a)	22,053
Shares		Value
NORWAY (continued)
84,375	Norwegian Finans Holding ASA(a)	$814,743
46,133	Norwegian Property ASA	66,219
7,346	Ocean Yield ASA	41,059
15,636	Odfjell Drilling Ltd.(a)	45,227
8,670	Odfjell SE - Class A(a)	27,247
15,813	Olav Thon Eiendomsselskap ASA	251,050
8,549	Otello Corp. ASA(a)	14,316
49,298	Petroleum Geo-Services ASA(a)	83,091
2,131	Protector Forsikring ASA(a)	10,752
49,441	Salmar ASA	2,303,732
6,036	Sbanken ASA	42,860
5,320	Scatec Solar ASA	59,065
6,581	Selvaag Bolig ASA	36,282
5,643	SpareBank 1 BV	22,950
17,310	Sparebank 1 Oestlandet	167,526
226,120	SpareBank 1 SR-Bank ASA	2,409,678
201	Sparebanken More	6,885
21,350	Storebrand ASA	150,906
10,448	TGS Nopec Geophysical Co. ASA	270,625
5,713	Veidekke ASA	61,969
		11,039,145
PERU — 0.1%
293,300	Cia de Minas Buenaventura SAA - ADR	4,499,222
18,863	Hochschild Mining Plc	48,917
		4,548,139
PHILIPPINES — 0.0%
390,200	Alliance Global Group, Inc.	88,275
4,047	Altus San Nicolas Corp.(a),(b)	413
150,400	Bloomberry Resorts Corp.	29,609
27,890	Cebu Air, Inc.	50,757
133,952	China Banking Corp.	66,521
225,500	Cosco Capital, Inc.	30,662
64,000	D&L Industries, Inc.	10,758
246,300	DMCI Holdings, Inc.	39,849
148,350	East West Banking Corp.(a)	36,777
165,200	Emperador, Inc.(a)	22,788
44,200	Filinvest Development Corp.	11,515
2,062,375	Filinvest Land, Inc.	65,027
43,720	First Philippine Holdings Corp.	67,977
17,735	Globe Telecom, Inc.	637,474
1,869	GT Capital Holdings, Inc.	32,927
63,226	Integrated Micro-Electronics, Inc.	9,856
24,290	International Container Terminal Services, Inc.	56,818
2,770	Jollibee Foods Corp.	12,664
657,700	Lopez Holdings Corp.	55,861
86,600	LT Group, Inc.	22,766
11,600	Manila Water Co., Inc.	4,535
33,500	Megawide Construction Corp.(a)	11,685

43

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2019

Shares		Value
PHILIPPINES (continued)
1,018,696	Megaworld Corp.	$96,961
352,300	Metro Pacific Investments Corp.	33,324
47,934	Metropolitan Bank & Trust Co.	63,855
139,200	Petron Corp.	13,743
152,000	Philex Mining Corp.(a)	10,574
49,100	Phoenix Petroleum Philippines, Inc.	10,643
19,870	Pilipinas Shell Petroleum Corp.	13,313
710	PLDT, Inc.	15,391
38,600	Puregold Price Club, Inc.	31,073
104,253	Rizal Commercial Banking Corp.	52,799
210,207	Robinsons Land Corp.	105,425
15,190	Robinsons Retail Holdings, Inc.	22,705
13,571	Security Bank Corp.	53,273
83,440	Semirara Mining & Power Corp.	38,394
6	Top Frontier Investment Holdings, Inc.(a)	27
161,290	Union Bank of Philippines, Inc.	191,183
583,900	Vista Land & Lifescapes, Inc.	88,485
		2,206,682
POLAND — 0.2%
817	Amica SA	24,976
348	Apator SA	1,931
6,063	Asseco Poland SA	81,408
552	Bank Handlowy w Warszawie SA	7,368
29,732	Bank Millennium SA(a)	47,820
965	Budimex SA	33,340
885	CD Projekt SA	58,395
2,430	Ciech SA(a)	20,607
14,875	Cyfrowy Polsat SA	107,845
1,360	Dino Polska SA(a)	53,038
28,255	Enea SA(a)	62,454
770,847	Energa SA(a)	1,240,812
4,391	Eurocash SA	25,192
7,502	Famur SA	7,108
119	Grupa Azoty Zaklady Chemiczne Police SA(a)	417
1,643	Grupa Kety SA	132,020
9,826	Grupa Lotos SA	245,351
1,298	Inter Cars SA	66,078
187,623	KGHM Polska Miedz SA(a)	4,107,361
21,659	LC Corp. SA	13,889
32	LPP SA	68,303
1,552	Lubelski Wegiel Bogdanka SA	14,705
506	mBank SA(a)	50,565
23,981	Netia SA(a)	28,873
151	Neuca SA	14,228
17,977	Orange Polska SA(a)	29,408
943,371	PGE Polska Grupa Energetyczna SA(a)	2,022,224
1,888	PKP Cargo SA	11,860
4,554	Polnord SA(a)	3,612
Shares		Value
POLAND (continued)
1,383,131	Polskie Gornictwo Naftowe i Gazownictwo SA	$1,702,917
2,678,235	Tauron Polska Energia SA(a)	1,158,735
1,885	Warsaw Stock Exchange	19,044
		11,461,884
PORTUGAL — 0.1%
278,815	Altri SGPS SA	1,699,409
518,059	Banco Comercial Portugues SA	117,292
1,231,589	Banco Espirito Santo SA(a),(b)	0
10,031	Jeronimo Martins SGPS SA	168,317
16,422	Mota-Engil SGPS SA	36,356
18,766	Navigator Co. SA (The)	67,645
530,950	NOS SGPS SA	3,153,297
20,026	REN - Redes Energeticas Nacionais SGPS SA	59,411
6,215	Semapa - Sociedade de Investimento e Gestao	85,397
595,964	Sonae SGPS SA	600,537
		5,987,661
PUERTO RICO — 0.1%
140,700	EVERTEC, Inc.	4,304,013
QATAR — 0.1%
2,655,170	Barwa Real Estate Co.	2,494,008
1,830,746	Doha Bank QPSC	1,277,148
		3,771,156
ROMANIA — 0.0%
3,908	NEPI Rockcastle Plc	34,010
RUSSIA — 0.6%
8,467	Etalon Group Plc	15,071
700,030,774	Federal Grid Co. Unified Energy System PJSC	2,014,202
3,038,052	Gazprom PJSC	12,318,508
1,373,778	Gazprom PJSC - ADR	10,995,719
4,316	Globaltrans Investment Plc	36,902
9,718	Highland Gold Mining Ltd.	25,579
66,570	Magnit PJSC	3,355,363
14,884	Magnitogorsk Iron & Steel Works PJSC	108,802
2,324	Mail.Ru Group Ltd.(a)	49,362
3,185	Novolipetsk Steel PJSC	62,299
461,351	Petropavlovsk Plc(a)	60,120
1,292	Ros Agro Plc	13,799
116,079,399	ROSSETI PJSC	2,160,564
311,212,468	RusHydro PJSC	2,474,266
17,144	RusHydro PJSC - ADR	13,201
5,614	TMK PJSC	18,133
2,973,081,703	VTB Bank PJSC	1,997,896
156,700	Yandex NV - Class A(a)	5,232,213
		40,951,999
SAUDI ARABIA — 0.0%
963,836	Dar Al Arkan Real Estate Development Co.(a)	3,094,309

44

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2019

Shares		Value
SINGAPORE — 0.3%
813,800	Accordia Golf Trust - Units	$343,956
79,900	Ascendas India Trust - Units	95,731
1,837,930	Asian Pay Television Trust - Units	225,612
35,000	Banyan Tree Holdings, Ltd.	11,448
21,700	Best World International Ltd.(b)	16,126
6,500	BOC Aviation Ltd.	61,135
7,400	Bonvests Holdings Ltd.	6,364
25,598	Boustead Projects Ltd.	17,781
63,529	Boustead Singapore Ltd.	36,424
23,600	Bukit Sembawang Estates Ltd.	84,307
9,090	BW LPG Ltd.	63,607
292,900	Cache Logistics Trust, REIT	156,090
458,500	China Aviation Oil Singapore Corp. Ltd.	411,165
1,030,000	China Sunsine Chemical Holdings Ltd.	863,097
90,000	Chip Eng Seng Corp. Ltd.	40,685
69,300	CITIC Envirotech Ltd.	17,574
14,700	City Developments Ltd.	116,589
25,100	ComfortDelGro Corp. Ltd.	42,434
1,608,200	CSE Global Ltd.	620,607
88,000	CW Group Holdings Ltd.(a),(b)	486
41,300	Delfi Ltd.	30,206
254,800	EC World Real Estate Investment Trust Unit, REIT	136,722
584,900	Ezion Holdings Ltd.(a),(b)	6,922
316,200	Far East Hospitality Trust	169,669
130,121	Far East Orchard Ltd.	111,905
24,400	First Resources Ltd.	27,441
164,000	Fragrance Group Ltd.	15,189
360,800	Frasers Logistics & Industrial Trust, REIT	334,160
121,000	Frasers Property Ltd.	163,652
646,400	Frencken Group Ltd.	327,844
122,600	GL Ltd.	71,193
338,800	Golden Agri-Resources Ltd.	51,052
58,000	GP Industries Ltd.	24,834
64,166	GuocoLand Ltd.	94,802
89,200	Halcyon Agri Corp. Ltd.(a)	29,833
32,000	Hiap Hoe Ltd.	17,994
933,800	Hi-P International Ltd.	988,402
52,734	Ho Bee Land Ltd.	90,703
392,640	Hong Fok Corp. Ltd.	235,217
232,800	Hong Leong Asia Ltd.(a)	106,950
14,700	Hong Leong Finance Ltd.	28,418
9,000	Hour Glass Ltd. (The)	5,325
76,000	Hyflux Ltd.(a)	1,520
26,000	IGG, Inc.	17,022
129,600	Indofood Agri Resources Ltd.	30,484
47,400	Japfa Ltd.	17,072
92,950	Jurong Technologies Industrial Corp. Ltd.(a),(b)	0
90,757	Keppel Infrastructure Trust - Units	35,690
173,400	Koufu Group Ltd.	94,319
Shares		Value
SINGAPORE (continued)
135,400	Lian Beng Group Ltd.	$50,261
42,000	Low Keng Huat Singapore Ltd.	12,812
75,000	Lum Chang Holdings Ltd.	19,571
879,300	Mapletree Commercial Trust, REIT	1,505,950
400,600	Midas Holdings Ltd.(a),(b)	10,601
147,400	Olam International Ltd.	198,274
68,690	OM Holdings Ltd.	23,202
28,200	OUE Ltd.	30,056
212,492	Oxley Holdings Ltd.	53,105
102,200	Parkway Life Real Estate Investment Trust, REIT	245,650
139,500	Penguin International Ltd.	68,189
84,970	QAF Ltd.	46,531
39,618	Raffles Medical Group Ltd.	29,412
304,400	RHT Health Trust - Units	4,251
239,250	Roxy-Pacific Holdings Ltd.	66,827
57,281	Sasseur Real Estate Investment Trust, REIT	33,473
19,500	SATS Ltd.	72,384
72,800	Sembcorp Industries Ltd.	122,542
160,395	Sheng Siong Group Ltd.	137,941
689,100	Silverlake Axis Ltd.	230,468
527,100	Sinarmas Land Ltd.	87,175
503,200	Singapore Airlines Ltd.	3,480,548
8,100	Singapore Exchange Ltd.	53,228
54,300	Singapore Medical Group Ltd.(a)	12,772
47,900	Singapore Post Ltd.	33,801
174,000	Singapore Reinsurance Corp. Ltd.	36,451
440,400	Stamford Land Corp. Ltd.	158,621
24,100	StarHub Ltd.	23,029
64,800	Sunningdale Tech Ltd.	57,158
310,298	Tuan Sing Holdings Ltd.	76,408
220,554	United Engineers Ltd.	429,614
278,492	United Industrial Corp. Ltd.	593,647
171,068	UOB-Kay Hian Holdings Ltd.	153,407
54,311	UOL Group Ltd.	311,387
62,800	Venture Corp. Ltd.	730,732
15,900	Wing Tai Holdings Ltd.	23,725
26,250	Xinghua Port Holdings Ltd.	3,551
446	XP Power Ltd.	15,194
1,038,800	Yanlord Land Group Ltd.	923,921
		16,661,627
SOUTH AFRICA — 0.6%
3,451	Adcock Ingram Holdings Ltd.	12,844
39,276	Advtech Ltd.	29,242
16,012	AECI Ltd.	103,476
9,268	African Oxygen Ltd.	12,880
13,666	African Rainbow Minerals Ltd.	136,746
10,747	Afrimat Ltd.	22,709
97,498	Alexander Forbes Group Holdings Ltd.	33,359

45

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2019

Shares		Value
SOUTH AFRICA (continued)
12,771	Allied Electronics Corp. Ltd. - A Shares	$21,400
38,527	Alviva Holdings Ltd.	36,843
168,783	Anglo American Platinum Ltd.	12,596,090
53,538	AngloGold Ashanti Ltd.	1,170,605
83,136	ArcelorMittal South Africa Ltd.(a)	9,683
2,348	Aspen Pharmacare Holdings Ltd.(a)	16,394
1,860	Assore Ltd.	31,258
4,437	Astral Foods Ltd.	47,361
18,910	AVI Ltd.	108,400
36,123	Barloworld Ltd.	288,353
14,066	Bidvest Group Ltd. (The)	191,816
1,314	Cashbuild Ltd.	19,131
2,973	City Lodge Hotels Ltd.	15,722
11,801	Clicks Group Ltd.	191,949
7,676	Coronation Fund Managers Ltd.	21,625
21,103	DataTec Ltd.	50,151
3,467	Distell Group Holdings Ltd.	30,782
4,981	EOH Holdings Ltd.(a)	5,123
7,810	Equites Property Fund Ltd. REIT	10,875
15,471	Exxaro Resources Ltd.	126,252
3,858	Famous Brands Ltd.	20,119
6,653	Foschini Group Ltd. (The)	76,610
168,854	Gold Fields Ltd.	1,038,569
43,149	Growthpoint Properties Ltd. REIT	63,137
34,961	Harmony Gold Mining Co. Ltd.(a)	120,983
6,699	Hudaco Industries Ltd.	48,448
6,285	Hyprop Investments Ltd. REIT	24,540
1,144,043	Impala Platinum Holdings Ltd.(a)	7,862,669
12,929	Imperial Logistics Ltd.	48,514
20,593	Investec Plc	116,731
23,797	Italtile Ltd.	22,048
1,926	JSE Ltd.	16,570
143,714	KAP Industrial Holdings Ltd.	44,226
5,751	Lewis Group Ltd.	10,695
13,066	Liberty Holdings Ltd.	100,625
126,345	Life Healthcare Group Holdings Ltd.	199,503
37,440	Long4Life Ltd.(a)	10,431
5,279	Massmart Holdings Ltd.	14,988
11,631	Mediclinic International Plc	55,143
355,109	Merafe Resources Ltd.	21,151
22,537	Metair Investments Ltd.	36,616
111,479	Momentum Metropolitan Holdings	149,027
17,720	Motus Holdings Ltd.	84,059
16,444	Mpact Ltd.	16,868
9,464	Mr Price Group Ltd.	100,086
20,984	MultiChoice Group Ltd.(a)	175,018
171,949	Murray & Roberts Holdings Ltd.	127,564
60,253	Nampak Ltd.(a)	32,020
Shares		Value
SOUTH AFRICA (continued)
13,803	Northam Platinum Ltd.(a)	$93,174
6,814	Oceana Group Ltd.	30,209
24,031	Peregrine Holdings Ltd.	29,581
16,287	Pick’n Pay Stores Ltd.	71,247
5,508	Pioneer Foods Group Ltd.	39,262
5,246	PSG Group Ltd.	81,986
16,317	PSG Konsult Ltd.	9,611
12,027	Raubex Group Ltd.	15,545
88,504	Redefine Properties Ltd. REIT	44,163
3,765	Resilient REIT Ltd. REIT	16,774
8,400	Reunert Ltd.	39,714
7,777	Royal Bafokeng Platinum Ltd.(a)	22,641
2,487	Santam Ltd.	46,480
679,760	Sappi Ltd.	1,745,454
8,496	Shoprite Holdings Ltd.	76,135
3,684,870	Sibanye Gold Ltd.(a)	7,108,564
8,610	SPAR Group Ltd. (The)	115,687
9,522	Sun International Ltd.(a)	25,729
81,592	Super Group Ltd.(a)	152,487
35,534	Telkom SA SOC Ltd.	162,590
5,002	Tiger Brands Ltd.	71,042
3,369	Tongaat Hulett Ltd.(a),(b)	2,209
24,737	Transaction Capital Ltd.	36,097
14,987	Trencor Ltd.(a)	29,755
17,772	Truworths International Ltd.	63,006
22,055	Tsogo Sun Gaming Ltd.	18,143
2,815	Wilson Bayly Holmes-Ovcon Ltd.	26,301
50,049	Woolworths Holdings Ltd.	190,418
		36,342,031
SOUTH KOREA — 1.1%
1,493	Able C&C Co. Ltd.(a)	15,271
3,445	Aekyung Petrochemical Co. Ltd.	22,533
781	AfreecaTV Co. Ltd.	49,608
1,836	AJ Networks Co. Ltd.	6,549
3,147	AJ Rent A Car Co. Ltd.(a)	29,889
706	AK Holdings, Inc.	18,993
4,880	ALUKO Co. Ltd.	9,731
1,630	Amotech Co. Ltd.(a)	33,134
230	Asia Cement Co. Ltd.	16,566
230	ASIA Holdings Co. Ltd.	22,240
962	Asia Paper Manufacturing Co. Ltd.	24,144
16,835	Asiana Airlines, Inc.(a)	77,125
2,350	Autech Corp.	24,137
2,934	Baiksan Co. Ltd.	17,981
140	BGF retail Co. Ltd.	21,419
1,524	BH Co. Ltd.(a)	29,931
295	Binggrae Co. Ltd.	13,946
32,432	BNK Financial Group, Inc.	193,736
1,549	Bookook Securities Co. Ltd.	28,891
6,025	Boryung Pharmaceutical Co. Ltd.	69,652

46

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2019

Shares		Value
SOUTH KOREA (continued)
4,103	Capro Corp.	$11,955
501	Cell Biotech Co. Ltd.	8,375
3,758	Cheil Worldwide, Inc.	79,944
396	Chong Kun Dang Pharmaceutical Corp.	32,573
409	Chongkundang Holdings Corp.	31,955
977	CJ CheilJedang Corp.	191,881
907	CJ Corp.	64,237
1,136	CJ ENM Co. Ltd.	161,107
804	CJ Freshway Corp.	17,553
3,726	CJ Hello Co. Ltd.	19,568
333	CJ Logistics Corp.(a)	45,079
622	CKD Bio Corp.	16,573
400	Com2uSCorp.	33,796
251	Cosmax, Inc.	17,237
1,415	CosmoAM&T Co. Ltd.(a)	9,645
426	COSON Co. Ltd.(a)	2,548
637	Crown Confectionery Co. Ltd.	4,539
1,379	Crown Haitai Holdings Co. Ltd.	12,208
1,323	Cymechs, Inc./Korea	12,054
4,684	D.I Corp.	12,299
4,227	Dae Dong Industrial Co. Ltd.	22,053
1,110	Dae Hwa Pharmaceutical Co. Ltd.	13,023
14,862	Dae Won Kang Up Co. Ltd.	45,667
12,386	Daea TI Co. Ltd.	60,043
7,258	Dae-Il Corp.	14,567
3,396	Daelim Industrial Co. Ltd.	265,620
2,871	Daesang Corp.	52,931
4,103	Daesang Holdings Co. Ltd.	23,416
2,247	Daesung Industrial Co. Ltd.(a)	7,098
1,178	Daewon Pharmaceutical Co. Ltd.	15,846
358,758	Daewoo Engineering & Construction Co. Ltd.(a)	1,342,895
2,186	Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	52,891
7,695	Daewoong Co. Ltd.	94,249
183	Daewoong Pharmaceutical Co. Ltd.	23,987
639	Daihan Pharmaceutical Co. Ltd.	17,301
5,223	Daishin Securities Co. Ltd.	55,891
5,636	Danal Co. Ltd.(a)	16,713
594	Danawa Co. Ltd.	12,508
1,525	Dawonsys Co. Ltd.	19,530
6,854	DB Financial Investment Co. Ltd.	24,919
6,210	DB HiTek Co. Ltd.	90,739
6,034	DB Insurance Co. Ltd.	261,908
375	Dentium Co. Ltd.	19,210
5,479	Deutsch Motors, Inc.(a)	38,051
22,349	DGB Financial Group, Inc.	135,041
305	DI Dong Il Corp.	18,901
887	DIO Corp.(a)	32,020
1,833	DMS Co. Ltd.	8,775
215	Dong-A ST Co. Ltd.	18,757
Shares		Value
SOUTH KOREA (continued)
1,950	Dong-Ah Geological Engineering Co. Ltd.	$33,689
3,239	Dongjin Semichem Co. Ltd.	46,492
665	DongKook Pharmaceutical Co. Ltd.	39,725
10,327	Dongkuk Steel Mill Co. Ltd.(a)	52,192
927	Dongsuh Cos., Inc.	13,943
54	Dongwon F&B Co. Ltd.	10,629
264	Dongwon Industries Co. Ltd.	48,559
3,000	Doosan Bobcat, Inc.	81,224
739	Doosan Co Ltd.	49,417
2,472	Doosan Fuel Cell Co. Ltd.(a)	16,403
9,487	Doosan Heavy Industries & Construction Co. Ltd.(a)	50,067
354,416	Doosan Infracore Co. Ltd.(a)	1,721,131
1,362	Doosan Solus Co. Ltd.(a)	20,838
781	DoubleUGames Co. Ltd.	32,221
1,169	Douzone Bizon Co. Ltd.	73,750
2,732	DRB Holding Co. Ltd.	12,821
412	DTR Automotive Corp.	10,624
4,090	DY Corp.	16,839
2,154	DY POWER Corp.	17,477
174	e Tec E&C Ltd.	10,334
153	E1 Corp.	6,417
6,197	Eagon Holdings Co. Ltd.	14,168
1,587	Eagon Industrial Ltd.	10,449
4,965	Easy Bio, Inc.	22,618
803	Ecopro Co. Ltd.(a)	14,356
1,390	E-MART, Inc.	133,212
1,478	EM-Tech Co. Ltd.	10,658
998	ENF Technology Co. Ltd.	22,303
564	Eo Technics Co. Ltd.	46,683
11,176	Eugene Investment & Securities Co. Ltd.	19,740
2,306	Eugene Technology Co. Ltd.	30,325
4,135	Eusu Holdings Co. Ltd.(a)	25,270
936	F&F Co. Ltd.	80,853
3,408	FCB Twelve Co. Ltd.(a)	25,250
1,549	Fila Korea Ltd.	76,688
1,087	Fine Semitech Corp.	6,596
3,565	Foosung Co. Ltd.(a)	25,862
779	Genie Music Corp.(a)	2,434
667	GOLFZON Co. Ltd.	39,156
2,412	Grand Korea Leisure Co. Ltd.	44,054
19,172	Green Cross Corp.	2,117,497
1,306	Green Cross Holdings Corp.	23,348
137,943	GS Engineering & Construction Corp.	3,663,620
9,123	GS Global Corp.	18,270
7,417	GS Holdings Corp.	316,519
1,932	GS Retail Co. Ltd.	63,517
178	Gwangju Shinsegae Co. Ltd.	25,932
700	HAESUNG DS Co. Ltd.	8,844
2,861	Halla Corp.(a)	7,771
546	Halla Holdings Corp.	19,593
107,184	Hana Financial Group, Inc.	3,104,646

47

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2019

Shares		Value
SOUTH KOREA (continued)
5,944	Hana Micron, Inc.	$28,252
388	Hana Tour Service, Inc.	16,191
821	Hanall Biopharma Co. Ltd.(a)	23,463
1,536	Hancom, Inc.	13,268
935	Handok, Inc.	18,042
1,011	Handsome Co. Ltd.	25,374
2,326	Hanjin Heavy Industries & Construction Co. Ltd.(a)	8,727
2,580	Hanjin Kal Corp.	67,192
280	Hanjin Transportation Co. Ltd.	7,424
76	Hankook Shell Oil Co. Ltd.	21,655
9,880	Hankook Tire & Technology Co. Ltd.	263,676
106	Hanmi Pharm Co. Ltd.	30,385
335	Hanmi Science Co. Ltd.	12,554
3,807	Hanmi Semiconductor Co. Ltd.	22,283
978	Hansae Co. Ltd.	15,215
1,513	Hansae Yes24 Holdings Co. Ltd.	9,974
1,819	Hanshin Construction Co. Ltd.	23,999
634	Hansol Chemical Co. Ltd.	51,115
3,258	Hansol Holdings Co. Ltd.(a)	11,103
16,438	Hansol HomeDeco Co. Ltd.	16,742
3,882	Hansol Paper Co. Ltd.	48,882
4,396	Hansol Technics Co. Ltd.(a)	28,111
524	Hanssem Co. Ltd.	28,554
1,369	Hanwha Aerospace Co. Ltd.(a)	44,478
12,707	Hanwha Chemical Corp.	178,572
6,639	Hanwha Corp.	135,525
195	Hanwha Galleria Timeworld Co. Ltd.	3,193
16,802	Hanwha Investment & Securities Co. Ltd.(a)	28,955
2,960	Hanyang Eng Co. Ltd.	29,512
2,836	Harim Holdings Co. Ltd.	21,938
1,738	HDC Hyundai Engineering Plastics Co. Ltd.	6,670
7,210	Heungkuk Fire & Marine Insurance Co. Ltd.(a)	19,366
3,133	Hite Jinro Co. Ltd.	76,612
4,119	HJ Magnolia Yongpyong Hotel & Resort Corp.	22,835
1,530	Hotel Shilla Co. Ltd.	101,917
5,644	HS Industries Co. Ltd.	55,060
6,474	HS R&A Co. Ltd.	10,628
1,564	Huchems Fine Chemical Corp.	29,709
67	Hugel, Inc.(a)	21,019
562	Huons Co. Ltd.	22,582
2,281	Huons Global Co. Ltd.	59,503
1,576	Huvis Corp.	7,857
2,600	Hwangkum Steel & Technology Co. Ltd.	16,716
1,316	Hy-Lok Corp.	19,399
425	Hyosung Chemical Corp.	60,456
562	Hyosung Corp.	39,948
2,903	Hyundai BNG Steel Co. Ltd.	22,856
Shares		Value
SOUTH KOREA (continued)
38,109	Hyundai Construction Equipment Co. Ltd.	$913,869
870	Hyundai Corp.	13,198
39,224	Hyundai Department Store Co. Ltd.	2,491,429
577	Hyundai Elevator Co. Ltd.	36,551
109,514	Hyundai Engineering & Construction Co. Ltd.	4,042,826
1,807	Hyundai Glovis Co. Ltd.	234,524
3,301	Hyundai Greenfood Co. Ltd.	31,777
560	Hyundai Heavy Industries Holdings Co. Ltd.	164,373
1,755	Hyundai Livart Furniture Co. Ltd.	21,344
8,137	Hyundai Marine & Fire Insurance Co. Ltd.	176,595
7,226	Hyundai Merchant Marine Co. Ltd.(a)	20,465
2,548	Hyundai Motor Securities Co. Ltd.	21,616
897	Hyundai Rotem Co. Ltd.(a)	12,413
1,245	Hyundai Wia Corp.	54,789
899	HyVision System, Inc.	8,345
3,262	ICD Co. Ltd.	39,953
6,080	IHQ, Inc.	9,067
792	Il Dong Pharmaceutical Co. Ltd.	11,470
5,139	Iljin Display Co. Ltd.	15,261
2,212	Iljin Electric Co. Ltd.(a)	5,846
662	Iljin Materials Co. Ltd.(a)	22,362
540	Ilyang Pharmaceutical Co. Ltd.(a)	10,118
1,171	InBody Co. Ltd.	22,998
245,714	Industrial Bank of Korea	2,492,093
2,198	Innox Advanced Materials Co., Ltd.(a)	109,385
4,639	Inscobee, Inc.(a)	10,786
5,356	Interpark Holdings Corp.	11,049
2,081	IS Dongseo Co. Ltd.	57,147
1,144	i-SENS, Inc.	27,089
5,112	IsuPetasys Co. Ltd.	18,388
1,301	Jahwa Electronics Co. Ltd.	11,965
2,946	JASTECH Ltd.	31,905
2,907	JB Financial Group Co. Ltd.	13,343
737	Jcontentree Corp.(a)	23,565
861	Jeju Air Co. Ltd.	17,761
3,377	Jusung Engineering Co. Ltd.	20,579
1,283	JW Pharmaceutical Corp.	31,925
1,661	JYP Entertainment Corp.	31,979
2,527	KAON Media Co. Ltd.	19,222
81,383	KB Financial Group, Inc.	2,934,391
1,052	KEPCO Engineering & Construction Co., Inc.	18,581
824	KEPCO Plant Service & Engineering Co. Ltd.	23,089
3,003	Keyang Electric Machinery Co. Ltd.	7,188

48

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2019

Shares		Value
SOUTH KOREA (continued)
7,117	KEYEAST Co. Ltd.(a)	$16,547
2,361	KG Chemical Corp.	21,917
2,847	Kginicis Co. Ltd.	40,009
4,335	KGMobilians Co. Ltd.	21,424
1,590	KIWOOM Securities Co. Ltd.	94,570
964	Koentec Co. Ltd.	8,244
556	Koh Young Technology, Inc.	44,969
1,469	Kolmar BNH Co. Ltd.	34,028
1,625	Kolmar Korea Holdings Co. Ltd.	30,588
440	Kolon Corp.	6,562
2,513	Kolon Industries, Inc.	102,058
5,608	Korea Asset In Trust Co. Ltd.	16,413
1,723	Korea Autoglass Corp.	24,954
122,296	Korea Electric Power Corp.(a)	2,675,176
809	Korea Electric Terminal Co. Ltd.	32,055
579	Korea Gas Corp.	19,558
536	Korea Information & Communications Co. Ltd.(a)	3,769
5,031	Korea Investment Holdings Co. Ltd.	293,181
2,885	Korea Line Corp.(a)	55,049
573	Korea Petrochemical Ind Co. Ltd.	58,608
17,755	Korea Real Estate Investment & Trust Co. Ltd.	33,726
38,142	Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	3,999,591
1,041	Korea United Pharm, Inc.	17,313
6,053	Korean Air Lines Co. Ltd.	129,545
11,209	Korean Reinsurance Co.	76,496
2,714	Kortek Corp.	28,809
350	KPX Chemical Co. Ltd.	16,185
2,891	KT Skylife Co. Ltd.	21,618
12,081	KTB Investment & Securities Co. Ltd.(a)	23,987
3,749	KTCS Corp.	6,654
700	Kukdo Chemical Co. Ltd.	28,489
2,347	Kumho Petrochemical Co. Ltd.	141,209
6,035	Kumho Tire Co., Inc.(a)	21,942
5,317	Kwang Dong Pharmaceutical Co. Ltd.	31,442
1,610	Kyeryong Construction Industrial Co. Ltd.	30,029
4,479	Kyobo Securities Co. Ltd.	34,956
1,118	Kyongbo Pharmaceutical Co. Ltd.	8,062
682	Kyung Dong Navien Co. Ltd.	25,734
2,747	Kyungbang Co. Ltd.	23,611
3,492	Kyungdong Pharm Co. Ltd.	23,561
560	L&F Co. Ltd.	10,998
3,000	LB Semicon, Inc.(a)	20,113
7,239	Leadcorp Inc (The)	34,968
682	LEENO Industrial, Inc.	31,185
2,818	LF Corp.	47,594
53,470	LG Electronics, Inc.	3,074,600
210	LG Hausys Ltd.	10,740
Shares		Value
SOUTH KOREA (continued)
1,690	LG Innotek Co. Ltd.	$175,762
4,149	LG International Corp.	55,453
1,254	Lock & Lock Co. Ltd.	12,718
385	Lotte Chilsung Beverage Co. Ltd.	45,335
1,305	Lotte Corp.	40,941
2,654	LOTTE Fine Chemical Co. Ltd.	100,827
9,809	Lotte Non-Life Insurance Co. Ltd.(a)	18,632
1,333	Lotte Shopping Co. Ltd.	142,643
2,178	LS Corp.	90,793
1,913	LS Industrial Systems Co. Ltd.	81,801
7,515	Macquarie Korea Infrastructure Fund	76,542
3,810	Mando Corp.	117,236
1,288	Mcnex Co. Ltd.	26,901
220	Medy-Tox, Inc.	62,401
377	MegaStudyEdu Co. Ltd.	11,876
7,186	Meritz Financial Group, Inc.	76,897
4,743	Meritz Fire & Marine Insurance Co. Ltd.	75,418
41,376	Meritz Securities Co. Ltd.	160,390
2,704	MiCo Ltd.	13,503
47,998	Mirae Asset Daewoo Co. Ltd.	294,972
15,866	Mirae Asset Life Insurance Co. Ltd.	54,616
1,001	Modetour Network, Inc.	13,594
5,297	Moorim P&P Co. Ltd.	20,283
7,421	Moorim Paper Co. Ltd.	16,552
1,740	Namhae Chemical Corp.	12,413
434	NeoPharm Co. Ltd.	18,073
708	Neowiz(a)	10,376
3,085	NEPES Corp.	73,847
7,239	Nexen Corp.	36,897
2,044	Nexen Tire Corp.	16,444
15,622	NH Investment & Securities Co. Ltd.	162,470
1,051	NHN KCP Corp.	19,196
2,870	NICE Holdings Co. Ltd.	47,856
1,136	Nice Information & Telecommunication, Inc.	30,464
3,006	NICE Information Service Co. Ltd.	31,521
2,683	NICE Total Cash Management Co. Ltd.	15,797
302	NongShim Co. Ltd.	62,817
454	Noroo Holdings Co. Ltd.	4,917
2,740	NPC	9,397
46,130	OCI Co. Ltd.	2,493,942
3,642	OPTRON-TEC, Inc.	17,749
1,460	Orange Life Insurance Ltd.	35,137
1,868	Orion Corp.	25,367
431	Orion Corp./Republic of Korea	39,268
505	Osstem Implant Co. Ltd.(a)	17,384
53	Ottogi Corp.	25,738
4,424	Paik Kwang Industrial Co. Ltd.	9,506
15,220	Pan Ocean Co. Ltd.(a)	57,494

49

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2019

Shares		Value
SOUTH KOREA (continued)
5,134	Pan-Pacific Co. Ltd.	$12,223
1,952	Paradise Co. Ltd.	31,290
4,914	Partron Co. Ltd.	50,050
162	Pearl Abyss Corp.(a)	30,160
2,784	Poongsan Corp.	48,217
776	POSCO Chemical Co. Ltd.	32,048
4,494	Posco ICT Co. Ltd.	18,541
6,913	Posco International Corp.	108,438
4,870	Power Logics Co. Ltd.(a)	40,226
2,046	Protec Co. Ltd.	31,478
3,374	PSK, Inc.(a)	48,720
1,800	Pulmuone Co. Ltd.	13,584
1,772	S&T Motiv Co. Ltd.	69,451
36,250	S-1 Corp.	2,919,442
393	Sajo Industries Co. Ltd.	13,174
821	Sajodaerim Corp.	11,467
851	Sam Chun Dang Pharm Co. Ltd.	24,577
2,523	Sambo Motors Co. Ltd.	12,903
5,492	Samick Musical Instruments Co. Ltd.	8,284
1,859	Samick THK Co. Ltd.	19,973
2,847	Samji Electronics Co. Ltd.	25,327
574	Samjin Pharmaceutical Co. Ltd.	12,655
1,210	Sammok S-Form Co. Ltd.	9,672
3,371	Samsung Card Co. Ltd.	97,208
335,177	Samsung Engineering Co. Ltd.(a)	5,127,982
26,742	Samsung Heavy Industries Co. Ltd.(a)	166,642
26,630	Samsung SDS Co. Ltd.	4,612,098
7,839	Samsung Securities Co. Ltd.	226,387
15,416	SAMT Co. Ltd.	28,952
535	Samwha Capacitor Co. Ltd.	22,785
378	Samyang Corp.	15,676
426	Samyang Foods Co. Ltd.	32,331
580	Samyang Holdings Corp.	31,605
10,570	Savezone I&C Corp.	30,617
12,045	S-Connect Co. Ltd.(a)	17,289
2,543	Seah Besteel Corp.	34,972
485	SeAH Holdings Corp.	33,849
1,617	Sebo Manufacturing Engineer Corp.	11,688
1,369	Seegene, Inc.(a)	25,004
2,419	Sekonix Co. Ltd.(a)	14,409
12,974	Seohan Co. Ltd.	14,218
4,633	Seoul Semiconductor Co. Ltd.	53,360
1,713	SFA Engineering Corp.	61,544
1,034	SFA Semicon Co. Ltd.(a)	3,111
273	Shindaeyang Paper Co. Ltd.	14,736
464	Shinsegae Engineering & Construction Co. Ltd.	9,731
244	Shinsegae Food Co. Ltd.	14,953
139	Shinsegae International, Inc.	23,715
940	Shinsegae, Inc.	190,674
Shares		Value
SOUTH KOREA (continued)
9,563	Shinsung E&G Energy Co. Ltd.(a)	$7,529
806	Silicon Works Co. Ltd.	23,138
2,858	SIMMTECH Co. Ltd.	23,337
642	SK Bioland Co. Ltd.	8,332
651	SK Chemicals Co. Ltd.	26,410
907	SK Discovery Co. Ltd.	17,502
248	SK Gas Ltd.	17,905
332	SK Materials Co. Ltd.	52,278
500,344	SK Networks Co. Ltd.	2,498,602
50,607	SK Securities Co. Ltd.	26,098
2,802	SKC Co. Ltd.	106,811
1,591	SKCKOLONPI, Inc.	47,041
2,440	SL Corp.	43,937
602	SM Entertainment Co. Ltd.(a)	19,197
4,340	Solid, Inc.(a)	19,621
2,175	Songwon Industrial Co. Ltd.	28,883
1,433	Soulbrain Co. Ltd.	92,869
134	SPC Samlip Co. Ltd.	10,585
4,928	Ssangyong Cement Industrial Co. Ltd.	24,821
5,404	Ssangyong Motor Co.(a)	10,637
1,302	Suheung Co. Ltd.	37,042
1,349	Sun Kwang Co. Ltd.	18,146
2,270	Sung Kwang Bend Co. Ltd.	19,335
5,975	Sungchang Enterprise Holdings Ltd.(a)	8,833
2,957	Sungshin Cement Co. Ltd.	20,307
10,772	Sungwoo Hitech Co. Ltd.	32,081
67	Suprema, Inc.(a)	1,431
2,784	Systems Technology, Inc.	41,517
3,467	Tae Kyung Industrial Co. Ltd.	16,449
5,742	Taeyoung Engineering & Construction Co. Ltd.	64,159
4,737	Tailim Packaging Co. Ltd.	19,441
2,118	TechWing, Inc.	20,116
2,038	TES Co Ltd.	35,910
5,795	TK Chemical Corp.(a)	13,722
753	Tokai Carbon Korea Co. Ltd.	34,626
8,545	Tongyang Life Insurance Co. Ltd.	26,918
4,967	Top Engineering Co. Ltd.	37,868
1,855	Toptec Co. Ltd.	13,010
4,916	Tovis Co. Ltd.	31,225
1,046	Unid Co. Ltd.	41,986
4,676	Union Semiconductor Equipment & Materials Co. Ltd.	19,332
2,607	UniTest, Inc.	33,499
754	Vieworks Co. Ltd.	15,683
1,082	Vitzrocell Co. Ltd.(a)	12,462
1,434	Webzen Inc(a)	20,522
696	Whanin Pharmaceutical Co. Ltd.	9,811
2,949	WiSoL Co. Ltd.	37,767
8,940	Wonik Holdings Co. Ltd.(a)	34,501

50

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2019

Shares		Value
SOUTH KOREA (continued)
3,348	WONIK IPS Co. Ltd.	$95,394
1,292	Wonik Materials Co. Ltd.	30,927
1,325	Wonik QnC Corp.(a)	14,463
246,475	Woori Financial Group, Inc.	2,489,218
4,070	Y G-1 Co. Ltd.	26,412
2,162	Youlchon Chemical Co. Ltd.	24,994
49	Young Poong Corp.	25,649
3,091	Youngone Corp.	92,322
764	Youngone Holdings Co. Ltd.	34,541
16,555	Yuanta Securities Korea Co. Ltd.(a)	36,569
247	Yuhan Corp.	47,661
3,045	Yuyang DNU Co. Ltd.(a)	14,787
2,552	Zeus Co. Ltd.	26,102
		70,722,981
SPAIN — 0.4%
19,152	Acciona SA	1,996,113
17,766	Acerinox SA	166,005
929	Alantra Partners SA	15,801
346,714	Almirall SA	6,504,126
3,400	AmRest Holdings SE(a)	42,092
391,994	Applus Services SA	4,726,032
11,724	Atresmedia Corp. de Medios de Comunicaion SA	49,007
2,752	Azkoyen SA	21,055
103,273	Banco de Sabadell SA	113,314
28,729	Bankia SA	54,727
49,643	Bankinter SA	343,274
6,859	Bolsas y Mercados Espanoles SHMSF SA	190,175
20,024	Caja de Ahorros del Mediterraneo(a),(b)	0
23,470	Cellnex Telecom SA	1,011,953
38,690	Cia de Distribucion Integral Logista Holdings SA	810,806
2,586	CIE Automotive SA	64,375
2,513	Construcciones y Auxiliar de Ferrocarriles SA	112,811
5,852	Ebro Foods SA	128,446
69,192	EDP Renovaveis SA	788,676
22,432	eDreams ODIGEO SA(a)	103,076
14,311	Elecnor SA	165,197
51,843	Enagas SA	1,283,036
21,838	Ence Energia y Celulosa SA	85,976
16,697	Ercros SA	42,459
29,804	Euskaltel SA	277,225
78,338	Faes Farma SA	449,957
2,298	Fluidra SA(a)	28,705
7,912	Fomento de Construcciones y Contratas SA	95,831
16,826	Grupo Catalana Occidente SA	589,253
47,660	Grupo Ezentis SA(a)	27,109
1,924	Iberpapel Gestion SA	53,646
9,320	Indra Sistemas SA(a)	90,017
5,814	Inmobiliaria Colonial Socimi SA REIT	75,089
Shares		Value
SPAIN (continued)
1,502	Laboratorios Farmaceuticos Rovi SA	$37,021
1,310,039	Liberbank SA	418,747
50,363	Mapfre SA	140,425
2,908	Masmovil Ibercom SA(a)	67,201
339,837	Mediaset Espana Comunicacion SA	2,077,030
18,936	Melia Hotels International SA	154,277
49,803	Merlin Properties Socimi SA REIT	733,198
2,815	Miquel y Costas & Miquel SA	47,282
1,765	Prim SA	21,161
12,629	Prosegur Cia de Seguridad SA	49,016
13,298	Quabit Inmobiliaria SA(a)	11,628
594	Realia Business SA(a)	586
13,619	Red Electrica Corp. SA	274,166
60,741	Sacyr SA	172,748
9,426	Siemens Gamesa Renewable Energy SA	129,570
5,619	Talgo SA(a)	35,094
1,445	Tecnicas Reunidas SA(a)	36,326
25,052	Tubacex SA	74,322
16,134	Unicaja Banco SA	14,602
4,051	Vidrala SA	351,958
2,388	Viscofan SA	129,385
34,839	Vocento SA	47,210
13,229	Zardoya Otis SA	100,182
		25,628,499
SWEDEN — 1.2%
8,497	AAK AB	150,568
8,404	AcadeMedia AB(a)	42,517
1,972	Addlife AB	44,114
13,163	AddNode Group AB	234,477
6,047	AddTech AB - Class B	168,151
16,626	AF POYRY AB	353,331
3,205	Akelius Residential Property AB	116,175
2,380	Alimak Group AB	31,353
722,700	Arjo AB - B Shares	2,975,916
26,584	Atrium Ljungberg AB - Class B	529,164
3,481	Attendo AB	17,759
163,470	Avanza Bank Holding AB	1,393,330
28,092	Axfood AB	604,567
578	BE Group AB	2,245
7,305	Beijer Alma AB	93,963
5,582	Beijer Electronics Group AB	29,021
2,374	Beijer Ref AB	64,023
8,577	Bergman & Beving AB	74,971
910	Besqab AB	13,571
30,283	Betsson AB	149,130
408,565	Bilia AB - A Shares	4,095,932
23,063	BillerudKorsnas AB	276,831
800	BioGaia AB - Class B	30,448
3,126	Biotage AB	32,245
35,514	Bonava AB - Class B	342,057
8,615	Bravida Holding AB	79,274

51

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2019

Shares		Value
SWEDEN (continued)
10,436	Bufab AB	$113,701
92,478	Bure Equity AB	1,427,056
82,418	Byggmax Group AB(a)	231,146
52,876	Castellum AB	1,080,169
15,718	Catena AB	574,630
18,117	Cellavision AB	516,921
70,860	Clas Ohlson AB - Class B	681,396
428,925	Cloetta AB - B Shares	1,455,263
5,671	Coor Service Management Holding AB	48,454
3,910	Corem Property Group AB - Preference Shares	148,614
305,694	Dios Fastigheter AB	2,545,419
23,359	Dometic Group AB	216,421
13,750	Doro AB(a)	59,809
5,756	Duni AB	77,139
11,660	Dustin Group AB	92,863
3,235	Eastnine AB	39,601
5,106	Elanders AB - B Shares	43,891
236,885	Elekta AB - Class B	3,299,712
16,297	Enea AB(a)	275,113
2,011	Enlabs AB(a)	5,415
69,143	Eolus Vind AB - B Shares	740,432
5,271	Fagerhult AB	31,225
181,196	Fastighets AB Balder - Class B(a)	7,018,373
9	FastPartner AB	76
9,885	Fingerprint Cards AB - Class B(a)	18,361
28,588	Fortnox AB	512,208
466	G5 Entertainment AB	6,187
2,398	GARO AB	83,446
19,157	Genovis AB(a)	52,576
579,605	Getinge AB - B Shares	9,886,486
38,747	Global Gaming 555 AB	26,886
16,539	Granges AB	160,668
18,656	Gunnebo AB	46,757
30,730	Haldex AB	154,673
5,659	Hemfosa Fastigheter AB	58,286
9,633	Hexpol AB	85,798
27,523	HIQ International AB	136,251
2,022	HMS Networks AB	25,967
11,313	Hoist Finance AB(a)	61,921
5,960	Holmen AB - B Shares	175,670
46,509	Hufvudstaden AB - A Shares	777,904
48,034	Humana AB	288,034
32,916	Husqvarna AB - B Shares	251,787
3,044	Husqvarna AB - Class A	23,140
6,904	Indutrade AB	212,503
109,564	Instalco AB	1,211,868
13,804	Intrum AB	371,702
82,049	Inwido AB	545,962
6,362	JM AB	162,745
112,791	Klovern AB - B Shares	196,947
9,466	KNOW IT AB	186,267
195,833	Kungsleden AB	1,778,696
Shares		Value
SWEDEN (continued)
6,275	Lagercrantz Group AB - B Shares	$80,585
1,932	Lifco AB - B Shares	96,283
2,290	Lime Technologies AB	32,539
314,619	Lindab International AB	3,512,529
8,693	Loomis AB - Class B	335,811
3,312	Medivir AB - Class B(a)	7,992
8,224	Momentum Group AB - Class B	88,239
6,683	Mycronic AB	111,087
5,004	Nederman Holding AB	61,671
330,779	NetEnt AB	935,227
86,344	New Wave Group AB - Class B	501,662
21,247	Nobia AB	135,548
7,202	Nobina AB	45,611
68,189	Nolato AB - B Shares	3,813,505
1,900	Nordic Waterproofing Holding AS	18,497
5,497	NP3 Fastigheter AB	56,702
99,034	Nyfosa AB(a)	661,546
1,084	OEM International AB - B Shares	22,902
131,238	Opus Group AB	70,949
78,815	Orexo AB(a)	532,197
27,790	Peab AB	233,989
2,570	Platzer Fastigheter Holding AB - Class B	25,738
42,861	Pricer AB - B Shares	64,009
7,882	Proact IT Group AB	124,568
20,829	RaySearch Laboratories AB(a)	333,714
197,285	Recipharm AB - B Shares	2,805,310
799	Rejlers AB	8,647
8,478	Resurs Holding AB	49,872
149,743	Rottneros AB	167,799
2,524	Saab AB - Class B	77,819
2,136	Sagax AB - Class B	24,555
49,388	SAS AB(a)	77,133
39,044	Scandi Standard AB	287,097
9,373	Scandic Hotels Group AB	90,034
18,112	Sectra AB - Class B	603,064
11,101	Semcon AB	68,406
1,390	Sintercast AB	18,570
95,227	SkiStar AB	1,142,049
15,987	SSAB AB - Class A	44,621
32,183	SSAB AB - Class B	80,860
32,121	Sweco AB - Class B	1,129,726
4,473	Systemair AB	64,392
5,104	Thule Group AB	103,764
22,493	Trelleborg AB - B Shares	363,286
2,598	Troax Group AB	28,951
716	VBG Group AB - B Shares	10,493
59,045	Vitrolife AB	920,925
3,733	Wallenstam AB - B Shares	40,865
144,299	Wihlborgs Fastigheter AB	2,180,393
		72,459,399

52

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2019

Shares		Value
SWITZERLAND — 0.8%
19,887	Adecco Group AG	$1,178,907
2,036	Allreal Holding AG	396,674
6,094	ALSO Holding AG	906,842
128	APG SGA SA	37,758
5,003	Arbonia AG	62,582
25,362	Ascom Holding AG	251,178
661	Autoneum Holding AG	74,040
4,095	Baloise Holding AG	756,319
491	Banque Cantonale de Geneve	98,300
736	Banque Cantonale Vaudoise	576,714
81	Barry Callebaut AG	170,786
35	Belimo Holding AG	219,615
473	Bell Food Group AG	129,937
1,462	Bellevue Group AG	33,345
818	Berner Kantonalbank AG	180,350
304	BKW AG	22,434
1,241	Bobst Group SA	65,101
354	Bossard Holding AG - Class A	56,159
756	Bucher Industries AG	233,429
88	Burckhardt Compression Holding AG	20,963
232	Burkhalter Holding AG	18,344
1,680	Calida Holding AG	55,347
15,139	Cavotec SA(a)	22,107
40,344	Cembra Money Bank AG	4,269,553
135	Cham Group AG	58,708
1,007	Cicor Technologies Ltd.	47,364
554	Cie Financiere Tradition SA	57,843
8,625	Clariant AG	176,697
186	Coltene Holding AG	15,234
124	Conzzeta AG	107,974
224	Daetwyler Holding AG	38,556
1,087	DKSH Holding AG	51,590
183	dormakaba Holding AG	117,146
4,919	Dufry AG	426,729
2,041	EDAG Engineering Group AG	25,267
7,762	EFG International AG	48,940
554	Emmi AG	468,920
2,219	Energiedienst Holding AG	70,855
41,190	Evolva Holding SA(a)	6,739
395	Fenix Outdoor International AG	36,859
1,122,107	Ferrexpo Plc	1,830,715
2,203	Flughafen Zuerich AG	396,830
90	Forbo Holding AG	143,234
7,863	GAM Holding AG(a)	26,207
221	Georg Fischer AG	210,583
39	Gurit Holding AG	55,663
56,112	Helvetia Holding AG	7,872,175
3,758	Highlight Communications AG	17,436
16,679	Huber & Suhner AG	1,109,115
12	Hypothekarbank Lenzburg AG	54,496
43,426	Implenia AG	1,648,999
125	Inficon Holding AG	89,584
21	Interroll Holding AG	43,426
519	Intershop Holding AG	285,147
Shares		Value
SWITZERLAND (continued)
81,251	IWG Plc	$403,524
12,009	Julius Baer Group Ltd.	529,784
719	Jungfraubahn Holding AG	112,241
2,436	Kardex AG	353,609
135	Komax Holding AG	28,683
122,651	Kongsberg Automotive ASA(a)	63,885
8,039	Landis & Gyr Group AG	745,227
1,955	Lastminute.com NV(a)	81,054
34	LEM Holding SA	40,187
3,646	Logitech International SA	149,166
777	Luzerner Kantonalbank AG	324,505
679	Meier Tobler Group AG(a)	9,567
60	Metall Zug AG - Class B	120,426
3,411	Mobilezone Holding AG	36,997
1,595	Mobimo Holding AG	449,478
11,401	OC Oerlikon Corp AG	116,726
939	Orascom Development Holding AG(a)	14,087
514	Orior AG	45,174
220	Phoenix Mecano AG	97,902
261	Plazza AG	68,524
9,795	PSP Swiss Property AG	1,295,740
3,181	Rieter Holding AG	433,055
154	Romande Energie Holding SA	184,207
137	Schaffner Holding AG	29,303
153	Schweiter Technologies AG	157,265
810	SFS Group AG	71,640
3,917	Siegfried Holding AG	1,594,197
507	St. Galler Kantonalbank AG	221,764
324	Straumann Holding AG	288,956
1,497	Sulzer AG	151,142
3,811	Sunrise Communications Group AG	296,111
2,142	Swiss Life Holding AG	1,070,891
5,160	Swiss Prime Site AG	531,430
3,070	Swissquote Group Holding SA	133,692
424	Tamedia AG	39,800
73,360	Temenos AG	10,466,721
235	Thurgauer Kantonalbank	25,251
292	u-blox Holding AG	23,620
12,275	Valiant Holding AG	1,244,298
4,078	Valora Holding AG	1,165,733
694	VAT Group AG	101,761
374	Vaudoise Assurances Holding SA	206,998
71	Vetropack Holding AG	192,524
1,506	Vifor Pharma AG	236,701
6,951	Von Roll Holding AG(a)	6,370
13,855	Vontobel Holding AG	806,160
351	VZ Holding AG	97,846
11	Warteck Invest AG	22,747
6,116	Zehnder Group AG	266,587
53	Zug Estates Holding AG - B Shares	107,988
29	Zuger Kantonalbank AG	176,969
		50,814,028

53

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2019

Shares		Value
TAIWAN — 1.6%
24,000	Accton Technology Corp.	$143,099
5,536,878	Acer, Inc.	3,237,674
5,050	Acter Group Corp. Ltd.	27,871
7,025	Actron Technology Corp.	21,301
9,998	Adlink Technology, Inc.	15,716
3,000	Advanced Ceramic X Corp.	24,835
22,000	Advanced International Multitech Co. Ltd.	29,342
15,000	Advanced Wireless Semiconductor Co.	53,465
24,373	Advancetek Enterprise Co. Ltd.	13,732
19,000	Aerospace Industrial Development Corp.	19,817
3,916	Airtac International Group	53,709
9,000	Alchip Technologies Ltd.	55,140
22,000	Ambassador Hotel (The)	17,309
22,000	Ampire Co. Ltd.	15,430
9,099	Anpec Electronics Corp.	22,239
26,000	APCB, Inc.	22,592
24,161	Apex International Co. Ltd.	34,328
62,872	Ardentec Corp.	58,658
10,000	Asia Optical Co., Inc.	27,595
100,000	Asia Pacific Telecom Co. Ltd.(a)	19,711
30,100	Asia Vital Components Co. Ltd.	41,234
2,208	ASMedia Technology, Inc.	35,542
2,000	ASPEED Technology, Inc.	52,430
11,000	Aten International Co. Ltd.	31,185
9,272,000	AU Optronics Corp.	2,375,835
24,800	Audix Corp.	32,181
58,171	Bank of Kaohsiung Co. Ltd.	18,326
18,000	BenQ Materials Corp.	11,087
88,350	BES Engineering Corp.	23,567
10,000	Brighton-Best International Taiwan, Inc.	10,512
13,000	C Sun Manufacturing Ltd.	11,104
9,900	Capital Futures Corp.	13,968
191,955	Capital Securities Corp.	58,014
35,479	Career Technology Manufacturing Co. Ltd.	44,173
16,000	Casetek Holdings Ltd.	28,909
34,300	Cathay Real Estate Development Co. Ltd.	24,677
26,519	Center Laboratories, Inc.	58,107
20,748	Central Reinsurance Co. Ltd.	12,507
34,975	ChainQui Construction Development Co. Ltd.	27,747
1,730	Chang Wah Electromaterials, Inc.	9,747
21,000	Channel Well Technology Co. Ltd.	17,385
13,185	Charoen Pokphand Enterprise	28,371
3,000	Chaun-Choung Technology Corp.	20,253
14,000	CHC Healthcare Group	19,063
50,920	Cheng Loong Corp.	30,361
1,328,559	Cheng Shin Rubber Industry Co. Ltd.	2,088,387
Shares		Value
TAIWAN (continued)
39,797	Cheng Uei Precision Industry Co. Ltd.	$59,747
25,277	Chicony Electronics Co. Ltd.	78,636
12,300	Chicony Power Technology Co. Ltd.	24,002
7,961	Chilisin Electronics Corp.	22,491
357,744	China Airlines Ltd.	106,475
105,000	China Bills Finance Corp.	51,395
21,000	China Chemical & Pharmaceutical Co. Ltd.	13,211
78,672	China General Plastics Corp.	58,150
128,584	China Life Insurance Co. Ltd/Taiwan(a)	106,025
33,077	China Metal Products	34,228
3,919,650	China Petrochemical Development Corp.	1,306,958
6,114	China Steel Chemical Corp.	25,408
31,360	China Wire & Cable Co. Ltd.	27,300
21,000	Chinese Maritime Transport Ltd.	21,593
42,883	Chin-Poon Industrial Co. Ltd.	43,460
54,000	Chipbond Technology Corp.	107,147
53,000	ChipMOS Technologies, Inc.	52,581
25,000	Chong Hong Construction Co. Ltd.	67,344
10,876	Chroma ATE, Inc.	54,486
64,000	Chun YU Works & Co. Ltd.	41,629
124,779	Chun Yuan Steel	42,016
132,000	Chung Hung Steel Corp.	39,417
138,779	Chung Hwa Pulp Corp.	42,080
22,125	Chung-Hsin Electric & Machinery Manufacturing Corp.	14,791
7,000	Cleanaway Co. Ltd.	36,333
117,498	CMC Magnetics Corp.(a)	44,003
4,774,000	Compal Electronics, Inc.	2,854,316
135,000	Compeq Manufacturing Co. Ltd.	189,591
3,391	Concraft Holding Co. Ltd.	21,221
52,200	Coretronic Corp.	67,564
24,000	Co-Tech Development Corp.	34,178
47,523	CSBC Corp. Taiwan(a)	42,152
18,838	CTCI Corp.	25,311
1,649	Cub Elecparts, Inc.	13,814
18,000	CviLux Corp.	15,286
6,000	CyberPower Systems, Inc.	20,203
80,133	Da-Li Development Co. Ltd.	71,997
28,000	Darfon Electronics Corp.	37,621
47,000	Darwin Precisions Corp.	25,630
10,000	Depo Auto Parts Industrial Co. Ltd.	20,302
66,904	D-Link Corp.	26,264
42,000	Dynamic Electronics Co. Ltd.(a)	21,386
13,000	Dynapack International Technology Corp.	25,795
41,000	E Ink Holdings, Inc.	40,339

54

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2019

Shares		Value
TAIWAN (continued)
36,000	Eastern Media International Corp.	$12,122
7,620	Eclat Textile Co. Ltd.	102,508
3,000	Egis Technology, Inc.	27,053
9,924	Elan Microelectronics Corp.	30,743
7,000	E-LIFE MALL Corp.	15,269
22,809	Elite Advanced Laser Corp.	41,811
14,967	Elite Material Co. Ltd.	62,689
37,000	Elite Semiconductor Memory Technology, Inc.	38,896
3,000	eMemory Technology, Inc.	33,262
98,000	EnTie Commercial Bank Co. Ltd.	49,740
91,015	Epistar Corp.	88,502
71,975	Eternal Materials Co. Ltd.	61,239
9,678,814	Eva Airways Corp.	4,530,908
54,120	Everest Textile Co. Ltd.(a)	18,135
84,000	Evergreen International Storage & Transport Corp.	38,771
7,255,617	Evergreen Marine Corp. Taiwan Ltd.(a)	2,979,426
68,342	Everlight Chemical Industrial Corp.	35,922
759,000	Everlight Electronics Co. Ltd.	696,902
8,000	Excelsior Medical Co. Ltd.	14,060
146,062	Far Eastern Department Stores Ltd.	125,475
315,205	Far Eastern International Bank	123,740
39,478	Faraday Technology Corp.	75,220
12,000	Farglory Land Development Co. Ltd.	15,256
69,255	Federal Corp.(a)	30,600
46,320	Feng Hsin Steel Co. Ltd.	80,191
4,833,516	First Financial Holding Co. Ltd.	3,548,860
61,000	First Insurance Co. Ltd. (The)	28,355
129,859	First Steamship Co. Ltd.	48,846
34,049	FLEXium Interconnect, Inc.	123,040
9,955	Flytech Technology Co. Ltd.	23,056
24,000	Focaltech Systems Co. Ltd.	18,764
9,338	Formosa Laboratories, Inc.	11,642
31,203	Formosa Oilseed Processing Co. Ltd.	39,157
5,000	Formosa Sumco Technology Corp.	19,136
50,791	Formosan Union Chemical	21,774
33,000	Fortune Electric Co. Ltd.	27,644
7,127	Foxsemicon Integrated Technology, Inc.	37,226
21,000	Froch Enterprise Co. Ltd.	8,830
12,369	Fulgent Sun International Holding Co. Ltd.	48,963
42,420	Fulltech Fiber Glass Corp.	19,301
106,466	Fwusow Industry Co. Ltd.	62,955
11,000	Gamania Digital Entertainment Co. Ltd.	20,923
40,000	Gemtek Technology Corp.(a)	31,274
Shares		Value
TAIWAN (continued)
20,000	General Interface Solution Holding Ltd.	$75,229
25,000	Getac Technology Corp.	41,064
13,000	Giant Manufacturing Co. Ltd.	96,516
758,981	Gigabyte Technology Co. Ltd.	1,269,103
2,000	Ginko International Co. Ltd.	11,958
61,000	Global Brands Manufacture Ltd.	34,467
6,000	Global Unichip Corp.	52,726
25,650	Globe Union Industrial Corp.	14,114
67,880	Gloria Material Technology Corp.	42,369
50,000	Gold Circuit Electronics Ltd.(a)	25,213
49,852	Goldsun Building Materials Co. Ltd.	22,518
5,783	Gourmet Master Co. Ltd.	26,407
18,000	Grand Ocean Retail Group Ltd.	17,533
121,000	Grand Pacific Petrochemical(a)	73,139
4,000	Grape King Bio Ltd.	24,770
25,000	Great China Metal Industry	19,464
26,000	Great Taipei Gas Co. Ltd.	26,521
43,188	Great Wall Enterprise Co. Ltd.	53,488
44,000	Greatek Electonics, Inc.	61,937
7,507,000	HannStar Display Corp.	1,598,047
134,498	HannsTouch Solution, Inc.(a)	60,974
53,000	Hey Song Corp.	55,280
50,666	Highwealth Construction Corp.	77,812
27,065	Hitron Technology, Inc.	16,404
9,790	Hiwin Technologies Corp.	84,101
105,530	Ho Tung Chemical Corp.	24,545
10,000	Holiday Entertainment Co. Ltd.	22,306
13,000	Holtek Semiconductor, Inc.	28,400
17,105	Holy Stone Enterprise Co. Ltd.	56,754
19,514	Hong Pu Real Estate Development Co. Ltd.	14,263
10,624	Hota Industrial Manufacturing Co. Ltd.	39,438
51,435	Hsing TA Cement Co.	30,921
1,006,000	HTC Corp.	1,216,169
5,000	Hu Lane Associate, Inc.	12,270
13,479	Huaku Development Co. Ltd.	37,062
8,000	Huang Hsiang Construction Corp.	9,606
89,200	Hung Sheng Construction Ltd.(a)	61,390
42,830	Hwa Fong Rubber Industrial Co. Ltd.(a)	16,814
132,310	IBF Financial Holdings Co. Ltd.	47,377
34,341	Ichia Technologies, Inc.	19,912
9,908	Innodisk Corp.	43,453
10,620,000	Innolux Corp.	2,361,899
1,587,872	International CSRC Investment Holdings Co.	1,708,343
3,000	International Games System Co. Ltd.	38,633
3,956,155	Inventec Corp.	2,872,194
19,000	ITEQ Corp.	96,746

55

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2019

Shares		Value
TAIWAN (continued)
150,682	Jih Sun Financial Holdings Co. Ltd.	$47,372
30,000	KEE TAI Properties Co. Ltd.	12,073
66,682	Kenda Rubber Industrial Co. Ltd.	71,084
16,000	Kerry TJ Logistics Co. Ltd.	20,026
34,000	Kindom Construction Corp.	35,407
10,720	King Chou Marine Technology Co. Ltd.	12,097
4,000	King Slide Works Co. Ltd.	47,897
157,184	King Yuan Electronics Co. Ltd.	197,510
5,000	Kingpak Technology, Inc.	24,392
108,185	King’s Town Bank Co. Ltd.	112,484
13,000	Kinik Co.	29,339
181,343	Kinpo Electronics	67,020
44,000	Kinsus Interconnect Technology Corp.	69,743
4,000	KMC Kuei Meng International, Inc.	13,337
15,000	KS Terminals, Inc.	25,180
6,000	Kung Long Batteries Industrial Co. Ltd.	28,482
38,523	Kuo Toong International Co. Ltd.	24,045
60,799	Kwong Fong Industries Corp.	27,563
39,000	L&K Engineering Co. Ltd.	32,414
3,000	Land Mark Optoelectronics Corp.	25,377
56,714	Lealea Enterprise Co. Ltd.	17,495
9,000	Lelon Electronics Corp.	12,373
20,000	Lextar Electronics Corp.	11,728
50,788	Li Peng Enterprise Co. Ltd.	11,679
36,649	Lien Hwa Industrial Corp.	41,717
50,000	Lingsen Precision Industries Ltd.	15,128
12,882	Lite-On Semiconductor Corp.	17,647
99,000	Lite-On Technology Corp.	163,263
274,169	Longchen Paper & Packaging Co. Ltd.	122,041
15,000	Longwell Co.	36,169
723	Lotes Co. Ltd.	6,805
12,545	Lumax International Corp. Ltd.	33,052
8,000	Lung Yen Life Service Corp.	15,952
2,000	Machvision, Inc.	19,941
250,000	Macronix International	255,416
6,523	Makalot Industrial Co. Ltd.	36,429
11,000	Materials Analysis Technology, Inc.	26,632
550,000	MediaTek, Inc.	7,371,758
57,039	Mercuries & Associates Holding Ltd.	36,351
65,280	Mercuries Life Insurance Co. Ltd.(a)	23,161
5,000	Merida Industry Co. Ltd.	28,909
12,285	Merry Electronics Co. Ltd.	60,133
36,404	Micro-Star International Co. Ltd.	107,632
Shares		Value
TAIWAN (continued)
18,036	Mirle Automation Corp.	$22,989
9,000	MPI Corp.	18,301
4,000	Nak Sealing Technologies Corp.	9,225
10,000	Namchow Holdings Co. Ltd.	16,294
21,590	Nan Kang Rubber Tire Co. Ltd.	39,434
26,405	Nantex Industry Co. Ltd.	27,454
21,000	National Petroleum Co. Ltd.	29,354
12,426	Nichidenbo Corp.	19,797
13,000	Nien Hsing Textile Co. Ltd.	9,609
6,000	Nien Made Enterprise Co. Ltd.	54,500
16,000	Novatek Microelectronics Corp.	103,021
46,826	OptoTech Corp.	39,688
52,000	Orient Semiconductor Electronics Ltd.(a)	28,015
64,500	Oriental Union Chemical Corp.	46,616
23,094	Paiho Shih Holdings Corp.	32,660
32,807	Pan Jit International, Inc.	30,931
51,000	Pan-International Industrial Corp.	39,372
4,000	Pharmally International Holding Co. Ltd.(a)	30,289
6,000	Phison Electronics Corp.	54,697
6,000	Pixart Imaging, Inc.	23,160
24,000	Plotech Co. Ltd.	17,030
145,000	Pou Chen Corp.	194,108
1,348,200	Powertech Technology, Inc.	4,251,809
3,242	Poya International Co. Ltd.	44,571
221,377	President Securities Corp.	95,996
28,000	Primax Electronics Ltd.	59,789
202,370	Prince Housing & Development Corp.	74,791
121,000	Prodisc Technology, Inc.(a),(b)	0
26,000	Promate Electronic Co. Ltd.	29,040
9,000	Prosperity Dielectrics Co. Ltd.	17,710
4,172,520	Qisda Corp.	3,132,080
7,000	QST International Corp.	15,108
700	Qualipoly Chemical Corp.	625
123,309	Quintain Steel Co. Ltd.	26,006
879,000	Radiant Opto-Electronics Corp.	3,493,996
105,750	Radium Life Tech Co. Ltd.	42,209
589,150	Realtek Semiconductor Corp.	4,383,715
45,771	Rechi Precision Co. Ltd.	35,861
15,000	Rexon Industrial Corp. Ltd.	40,801
48,616	Rich Development Co. Ltd.	17,408
324,600	Ritek Corp.(a)	86,267
48,000	Roo Hsing Co. Ltd.(a)	18,134
26,640	Ruentex Development Co. Ltd.	40,694
38,000	Ruentex Industries Ltd.	91,378
12,000	Run Long Construction Co. Ltd.	27,004
60,268	Sampo Corp.	39,201
27,113	San Fang Chemical Industry Co. Ltd.	21,466
29,000	San Far Property Ltd.	22,245
9,600	San Shing Fastech Corp.	16,336
48,080	Sanyang Motor Co. Ltd.	34,512

56

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2019

Shares		Value
TAIWAN (continued)
7,000	SCI Pharmtech, Inc.	$25,640
8,000	SDI Corp.	16,347
10,000	Senao International Co. Ltd.	10,052
21,000	Sercomm Corp.	55,397
28,007	Sesoda Corp.	23,277
9,000	Shan-Loong Transportation Co. Ltd.	8,737
52,087	Shih Wei Navigation Co. Ltd.(a)	14,733
16,144,352	Shin Kong Financial Holding Co. Ltd.	5,102,041
11,000	Shin Zu Shing Co. Ltd.	43,725
37,109	Shining Building Business Co. Ltd.(a)	14,507
42,000	Shinkong Insurance Co. Ltd.	52,706
33,000	Shinkong Textile Co. Ltd.	46,345
5,000	Shiny Chemical Industrial Co. Ltd.	14,980
62,000	Sigurd Microelectronics Corp.	75,666
9,200	Simplo Technology Co. Ltd.	84,926
9,364	Sinbon Electronics Co. Ltd.	37,837
19,000	Sinher Technology, Inc.	26,277
10,961	Sino-American Electronic Co. Ltd.(a),(b)	0
47,000	Sino-American Silicon Products, Inc.	141,739
83,000	Sinon Corp.	51,397
11,000	Sinyi Realty, Inc.	11,618
36,000	Siward Crystal Technology Co. Ltd.	23,653
99,616	Solar Applied Materials Technology Co.(a)	75,103
117,000	Southeast Cement Co. Ltd.	65,725
3,000	St Shine Optical Co. Ltd.	46,960
15,762	Standard Foods Corp.	31,793
6,000	Sunny Friend Environmental Technology Co. Ltd.	51,839
22,000	Sunonwealth Electric Machine Industry Co. Ltd.	27,463
46,245	Supreme Electronics Co. Ltd.	44,133
87,965	Sweeten Real Estate Development Co. Ltd.	65,886
3,750	Syncmold Enterprise Corp.	9,646
85,550	Synnex Technology International Corp.	102,158
12,000	Systex Corp.	29,172
94,088	TA Chen Stainless Pipe Co.	101,690
70,720	Ta Ya Electric Wire & Cable	24,742
34,696	TA-I Technology Co. Ltd.	46,162
4,813,191	Taichung Commercial Bank Co. Ltd.	1,857,887
4,500	TaiDoc Technology Corp.	18,553
28,580	Taiflex Scientific Co. Ltd.	40,278
607,045	Tainan Spinning Co. Ltd.	223,351
4,322,930	Taishin Financial Holding Co. Ltd.	2,009,476
421,117	Taiwan Business Bank	177,768
3,105,990	Taiwan Cement Corp.	4,127,307
Shares		Value
TAIWAN (continued)
25,000	Taiwan Cogeneration Corp.	$24,063
2,000	Taiwan FamilyMart Co. Ltd/Taiwan	14,389
35,320	Taiwan Fire & Marine Insurance Co. Ltd.	23,844
24,000	Taiwan FU Hsing Industrial Co. Ltd.	34,375
159,919	Taiwan Glass Industrial Corp.	60,941
32,081	Taiwan Hon Chuan Enterprise Co. Ltd.	57,964
74,324	Taiwan Land Development Corp.(a)	21,120
471	Taiwan Line Tek Electronic	453
49,544	Taiwan Navigation Co. Ltd.	30,029
11,032	Taiwan Paiho Ltd.	28,848
36,000	Taiwan PCB Techvest Co. Ltd.	43,284
8,000	Taiwan Sakura Corp.	12,654
14,408	Taiwan Secom Co. Ltd.	41,226
16,000	Taiwan Semiconductor Co. Ltd.	26,806
26,500	Taiwan Styrene Monomer	18,804
23,875	Taiwan Surface Mounting Technology Corp.	78,040
51,469	Taiwan TEA Corp.	28,744
8,000	Taiwan Union Technology Corp.	35,216
41,000	Tatung Co. Ltd.(a)	24,648
9,117	TCI Co. Ltd.	100,783
118,000	Teco Electric and Machinery Co. Ltd.	104,857
4,400	Tehmag Foods Corp.	32,233
18,000	Test Research, Inc.	30,157
11,000	Thinking Electronic Industrial Co. Ltd.	29,632
56,100	Ton Yi Industrial Corp.	22,392
8,000	Tong Hsing Electronic Industries Ltd.	35,610
55,834	Tong Yang Industry Co. Ltd.	87,125
19,946	Tong-Tai Machine & Tool Co. Ltd.	11,303
10,376	TOPBI International Holdings Ltd.	34,597
12,160	Topco Scientific Co. Ltd.	38,748
5,624	Topco Technologies Corp.	12,730
6,000	Topkey Corp.	26,215
33,344	Topoint Technology Co. Ltd.	24,591
27,000	TPK Holding Co. Ltd.(a)	58,807
8,137	Transcend Information, Inc.	17,669
29,000	Tripod Technology Corp.	112,416
2,200	TSC Auto ID Technology Co. Ltd.	17,996
25,942	TSRC Corp.	20,666
6,000	Ttet Union Corp.	24,540
7,000	TTY Biopharm Co. Ltd.	18,443
116,315	Tung Ho Steel Enterprise Corp.	82,535
35,815	TXC Corp.	44,003
56,000	TYC Brother Industrial Co. Ltd.	55,282
23,000	U-Ming Marine Transport Corp.	25,576

57

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2019

Shares		Value
TAIWAN (continued)
3,099,000	Unimicron Technology Corp.	$4,800,113
355,952	Union Bank Of Taiwan(a)	124,534
94,757	Unitech Printed Circuit Board Corp.	103,503
8,000	United Integrated Services Co. Ltd.	41,655
13,012,000	United Microelectronics Corp.	5,984,396
99,997	United Renewable Energy Co. Ltd/Taiwan(a)	27,101
202,780	Universal Cement Corp.	125,237
10,162	Universal Microwave Technology, Inc.	31,781
134,734	UPC Technology Corp.	45,589
200,297	USI Corp.	88,171
12,000	Utechzone Co. Ltd.	23,889
39,000	Vanguard International Semiconductor Corp.	83,533
39,800	Ve Wong Corp.	35,171
16,000	Visual Photonics Epitaxy Co. Ltd.	62,811
3,150	Voltronic Power Technology Corp.	69,849
19,000	Wafer Works Corp.	21,877
17,000	Wah Lee Industrial Corp.	30,157
322,000	Walsin Lihwa Corp.	157,612
15,000	Walsin Technology Corp.	90,422
81,000	Walton Advanced Engineering, Inc.	24,587
60,300	Wan Hai Lines Ltd.	35,954
39,865	Weikeng Industrial Co. Ltd.	23,573
11,000	Well Shin Technology Co. Ltd.	17,978
24,460	Win Semiconductors Corp.	255,524
464,472	Winbond Electronics Corp.	261,681
44,673	Wintek Corp.(a),(b)	504
83,646	Wisdom Marine Lines Co. Ltd.	84,084
4,565,512	Wistron Corp.	4,191,983
18,995	Wistron NeWeb Corp.	47,424
9,000	Wowprime Corp.	22,559
76,235	WPG Holdings Co. Ltd.	96,670
49,635	WT Microelectronics Co. Ltd.	56,743
7,204	Xxentria Technology Materials Corp.	16,187
7,000	Yageo Corp.	72,206
366,124	Yang Ming Marine Transport Corp.(a)	91,169
77,084	YC INOX Co. Ltd.	66,219
10,907	YeaShin International Development Co. Ltd.	6,073
110,713	Yem Chio Co. Ltd.	42,553
12,000	Yeong Guan Energy Technology Group Co. Ltd.(a)	25,703
179,624	YFY, Inc.	70,515
125,035	Yieh Phui Enterprise Co. Ltd.	37,420
13,000	Yonyu Plastics Co. Ltd.	14,648
23,110	Youngtek Electronics Corp.	31,089
11,000	Yulon Finance Corp.	40,834
Shares		Value
TAIWAN (continued)
119,000	Yulon Motor Co. Ltd.	$76,622
14,000	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	32,930
4,000	Zeng Hsing Industrial Co. Ltd.	17,477
53,000	Zhen Ding Technology Holding Ltd.	252,460
68,000	Zig Sheng Industrial Co. Ltd.	18,072
23,000	Zinwell Corp.	16,925
		102,388,308
THAILAND — 0.1%
4,300	AEON Thana Sinsap Thailand Public Co. Ltd. - FOR	29,051
47,800	Amata Corp. Public Co. Ltd. - FOR	39,259
152,500	AP Thailand Public Co. Ltd. - FOR	33,333
237,900	Asia Plus Group Holdings Public Co. Ltd. - FOR	14,103
80,900	Bangchak Corp. Public Co. Ltd. - FOR	66,178
20,425	Bangkok Aviation Fuel Services Public Co. Ltd. - FOR	21,646
67,100	Bangkok Chain Hospital Public Co. Ltd. - FOR	37,333
115,200	Bangkok Expressway & Metro Public Co. Ltd. - FOR	41,204
26,500	Bangkok Insurance Public Co. Ltd. - FOR	270,748
1,118,900	Bangkok Land Public Co. Ltd. - FOR	50,766
461,900	Banpu Public Co. Ltd. - FOR	177,448
131,800	BEC World Public Co. Ltd. - FOR(a)	29,027
14,300	Bumrungrad Hospital Public Co. Ltd. - FOR	57,067
691,508	Cal-Comp Electronics Thailand Public Co. Ltd. - FOR	36,871
17,100	Central Plaza Hotel Public Co. Ltd. - FOR	15,574
48,222	CH Karnchang Public Co. Ltd. - FOR	32,579
101,400	Chularat Hospital Public Co. Ltd. - FOR	8,597
15,700	COL Public Co. Ltd. - FOR	9,723
19,600	Com7 Public Co. Ltd. - FOR	18,662
411,800	Country Group Development Public Co. Ltd. - FOR(a)	12,274
14,300	Delta Electronics Thailand Public Co. Ltd. - FOR	20,838
49,000	Dhipaya Insurance Public Co. Ltd. - FOR	37,811
376,500	Dynasty Ceramic Public Co. Ltd. - FOR	24,190
104,100	Eastern Water Resources Development and Management Public Co. Ltd. - FOR	41,371
58

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2019

Shares		Value
THAILAND (continued)
113,800	Erawan Group Public Co. Ltd. (The) - FOR	$20,729
117,700	Esso Thailand Public Co. Ltd. - FOR	28,650
14,400	Fabrinet(a)	809,712
31,100	GFPT Public Co. Ltd. - FOR	14,214
22,018	Global Power Synergy Public Co. Ltd. - FOR	59,976
5,000	Haad Thip Public Co. Ltd. - FOR	3,958
43,900	Hana Microelectronics Public Co. Ltd. - FOR	37,074
148,800	Ichitan Group Public Co. Ltd. - FOR	33,264
102,900	Indorama Ventures Public Co. Ltd. - FOR	95,420
27,675,000	IRPC Public Co. Ltd. - FOR	3,116,244
5,256,091	Italian-Thai Development Public Co. Ltd. - FOR	288,959
183,800	Jasmine International Public Co. Ltd. - FOR	38,044
26,200	KCE Electronics Public Co. Ltd. - FOR	12,755
178,900	KGI Securities Thailand Public Co. Ltd. - FOR	25,951
450,966	Khon Kaen Sugar Industry Public Co. Ltd. - FOR	29,123
18,500	Kiatnakin Bank Public Co. Ltd. - FOR	40,131
32,400	Krungthai Card Public Co. Ltd. - FOR	44,531
51,600	Lalin Property Public Co. Ltd. - FOR	8,442
125,500	Land & Houses Public Co. Ltd. - FOR	40,316
66,200	Lanna Resources Public Co. Ltd. - FOR	18,526
260,300	LH Financial Group Public Co. Ltd. - FOR	10,861
73,000	LPN Development Public Co. Ltd. - FOR	11,363
51,900	Major Cineplex Group Public Co. Ltd. - FOR	42,283
158,600	MBK Public Co. Ltd. - FOR	119,232
54,500	MC Group Public Co. Ltd. - FOR	11,913
28,500	Mega Lifesciences Public Co. Ltd. - FOR	27,136
10,500	Minor International Public Co. Ltd. - FOR	12,519
16,000	MK Restaurants Group Public Co. Ltd. - FOR	41,199
26,500	Muangthai Capital Public Co. Ltd. - FOR	54,413
10,000	PCS Machine Group Holding Public Co. Ltd. - FOR	2,004
82,500	Polyplex Thailand Public Co. Ltd. - FOR	37,432
Shares		Value
THAILAND (continued)
25,450	Precious Shipping Public Co. Ltd. - FOR(a)	$7,122
519,200	Property Perfect Public Co. Ltd. - FOR	13,584
86,300	Pruksa Holding Public Co. Ltd. - FOR	45,158
75,400	PTG Energy Public Co. Ltd. - FOR	44,948
368,831	Quality Houses Public Co. Ltd. - FOR	31,759
13,400	Ratch Group Public Co. Ltd. - FOR	32,618
139,968	Ratchthani Leasing Public Co. Ltd. - FOR	29,435
11,900	Robinson Public Co. Ltd. - FOR	25,715
159,700	Rojana Industrial Park Public Co. Ltd. - FOR	31,998
100,000	Samart Telcoms Public Co. Ltd. - FOR	28,647
486,000	Sansiri Public Co. Ltd. - FOR	18,349
476,076	SC Asset Corp. Public Co. Ltd. - FOR	36,263
23,500	Sena Development Public Co. Ltd. - FOR	2,444
8,420	Siam City Cement Public Co. Ltd. - FOR	60,232
154,369	Siam Future Development Public Co. Ltd. - FOR	28,374
38,100	Siam Global House Public Co. Ltd. - FOR	19,179
60,400	Siamgas & Petrochemicals Public Co. Ltd. - FOR	17,403
48,100	Somboon Advance Technology Public Co. Ltd. - FOR	25,169
60,800	SPCG Public Co. Ltd. - FOR	42,084
62,860	Sri Trang Agro-Industry Public Co. Ltd. - FOR	21,651
16,462	Srisawad Corp. Public Co. Ltd. - FOR	35,165
719,500	Star Petroleum Refining Public Co. Ltd. - FOR	212,073
59,775	Supalai Public Co. Ltd. - FOR	32,070
564,700	Super Energy Corp. Public Co. Ltd. - FOR(a)	11,221
101,500	Syntec Construction Public Co. Ltd. - FOR	5,681
1,547,500	Tata Steel Thailand Public Co. Ltd. - FOR(a)	25,625
107,200	Thai Airways International Public Co. Ltd. - FOR(a)	26,272
15,000	Thai Central Chemical Public Co. Ltd. - FOR	10,333
52,600	Thai Oil Public Co. Ltd. - FOR	119,328
11,900	Thai Stanley Electric Public Co. Ltd. - FOR	62,072
128,300	Thai Union Group Public Co. Ltd. - FOR	62,036

59

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2019

Shares		Value
THAILAND (continued)
51,100	Thai Vegetable Oil Public Co. Ltd. - FOR	$43,578
83,300	Thaicom Public Co. Ltd. - FOR(a)	12,194
122,200	Thaifoods Group Public Co. Ltd. - FOR - Class F	15,622
95,200	Thanachart Capital Public Co. Ltd. - FOR	167,101
17,300	Thitikorn Public Co. Ltd. - FOR	5,328
26,000	Tisco Financial Group Public Co. Ltd. - FOR	83,954
1,497,800	TMB Bank Public Co. Ltd. - FOR	71,430
165,000	TMT Steel Public Co. Ltd. - FOR	22,295
42,800	Total Access Communication Public Co. Ltd. - FOR	87,882
70,100	TPI Polene Power Public Co. Ltd. - FOR	10,447
390,200	TPI Polene Public Co. Ltd. - FOR	17,187
71,300	Unique Engineering & Construction Public Co. Ltd. - FOR	20,780
145,000	Univentures Public Co. Ltd. - FOR	25,931
91,900	Vanachai Group Public Co. Ltd. - FOR	13,818
85,400	Vibhavadi Medical Center Public Co. Ltd. - FOR	5,261
46,300	Vinythai Public Co. Ltd. - FOR	35,881
244,400	WHA Corp. Public Co. Ltd. - FOR	37,880
36,500	Workpoint Entertainment Public Co. Ltd. - FOR	23,330
		8,125,934
TURKEY — 0.4%
1	Akbank T.A.S.(a)	1
8,854	Akcansa Cimento AS	10,516
7,460	Aksa Akrilik Kimya Sanayii AS	13,400
13,561	Anadolu Anonim Turk Sigorta Sirketi	9,914
22,924	Anadolu Cam Sanayii AS	13,432
7,164	Anadolu Efes Biracilik Ve Malt Sanayii AS	24,096
1,332,894	Arcelik AS(a)	4,131,161
15,974	Cimsa Cimento Sanayi VE Ticaret AS(a)	22,240
9,433	Coca-Cola Icecek AS	51,543
2,824,425	Dogan Sirketler Grubu Holding AS	854,651
7,365,984	Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	1,558,938
1,455,201	Haci Omer Sabanci Holding AS	2,104,948
11,895	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS - Class A	4,452
Shares		Value
TURKEY (continued)
65,059	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS - Class D	$24,580
1,171,005	KOC Holding AS	3,836,272
15,694	Kordsa Teknik Tekstil AS	32,172
2,624	Koza Altin Isletmeleri AS(a)	32,265
948	Otokar Otomotiv Ve Savunma Sanayi AS	23,297
10,253	Pegasus Hava Tasimaciligi AS(a)	118,450
4,661,434	Petkim Petrokimya Holding AS(a)	2,804,728
16,564	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	10,691
24,259	Selcuk Ecza Deposu Ticaret ve Sanayi AS	24,738
3,332,966	Soda Sanayii AS	3,194,657
23,218	TAV Havalimanlari Holding AS	105,912
7,867	Tekfen Holding AS	23,323
7,135	Tofas Turk Otomobil Fabrikasi AS	27,930
45,244	Trakya Cam Sanayii AS	23,266
146,891	Tupras Turkiye Petrol Rafinerileri AS	3,198,728
1,320,318	Turkcell Iletisim Hizmetleri AS	2,902,864
49,798	Turkiye Halk Bankasi AS(a)	45,641
137,554	Turkiye Sinai Kalkinma Bankasi AS(a)	21,654
5,837	Turkiye Sise ve Cam Fabrikalari AS	4,441
128,611	Turkiye Vakiflar Bankasi TAO - Class D(a)	97,629
7,755	Ulker Biskuvi Sanayi AS(a)	24,944
9,082	Vestel Elektonik Sanayi ve Ticaret AS(a)	16,187
		25,393,661
UKRAINE — 0.0%
4,290	Kernel Holding SA	47,721
UNITED ARAB EMIRATES — 0.0%
3,309,104	Dana Gas PJSC	825,305
20,000	Gulf Marine Services Plc(a)	2,137
29,465	Lamprell Plc(a)	16,794
833	NMC Health Plc	23,555
		867,791
UNITED KINGDOM — 4.2%
22,291	4imprint Group Plc	857,579
2,179	A.G. Barr Plc	15,665
673,862	Adaptimmune Therapeutics Plc - ADR(a)	592,931
2,138	Admiral Group Plc	55,999
129,757	Afren Plc(a),(b)	0
209,630	Aggreko Plc	2,147,378
61,715	Amerisur Resources Plc(a)	15,253
3,987	Anglo-Eastern Plantations Plc	23,757
449	Aptitude Software Group Plc	3,490

60

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2019

Shares		Value
UNITED KINGDOM (continued)
16,782	Arrow Global Group Plc	$51,694
2,450	Ascential Plc	11,082
181,967	Ashmore Group Plc	1,097,473
91,142	ASOS Plc(a)	4,167,557
405,029	Assura Plc REIT	392,443
20,958	Augean Plc(a)	43,437
17,569	Auto Trader Group Plc	127,946
986	AVEVA Group Plc	53,413
1,724	Avon Rubber Plc	39,661
17,779	B&M European Value Retail SA	85,280
16,815	Babcock International Group Plc	120,669
13,514	Balfour Beatty Plc	39,457
43,468	BBA Aviation Plc	170,946
6,938	BCA Marketplace Plc(a)	21,210
3,432	Beazley Plc	26,074
19,160	Bellway Plc	784,280
5,393	Berkeley Group Holdings Plc	307,447
11,689	Biffa Plc	38,611
2,745	Big Yellow Group Plc REIT	40,607
26,873	Bloomsbury Publishing Plc	87,025
30,075	Bodycote Plc	278,938
23,328	boohoo Group Plc(a)	79,776
258,735	Bovis Homes Group Plc	3,921,294
5,261	Braemar Shipping Services Plc	13,630
13,488	Brewin Dolphin Holdings Plc	58,076
21,078	British Land Co. Plc (The), REIT	169,445
110,784	Britvic Plc	1,416,389
29,474	Cairn Energy Plc(a)	67,883
54,727	Capita Plc(a)	110,661
4,977	Capital & Counties Properties Plc	16,440
12,180	Capital & Regional Plc REIT	4,118
23,025	Carclo Plc(a),(b)	3,191
12,375	Card Factory Plc	27,155
3,919	CareTech Holdings Plc	20,154
87,391	Carillion Plc(a),(b)	0
7,149	Central Asia Metals Plc	19,447
446,419	Centrica Plc	419,593
12,500	Checkit Plc(a)	9,067
33,252	Chemring Group Plc	86,577
29,929	Chesnara Plc	100,605
69,985	Cineworld Group Plc	201,889
3,546	City of London Investment Group Plc	19,522
852	Clarkson Plc	31,123
23,662	Close Brothers Group Plc	423,899
7,207	CLS Holdings Plc	23,666
14,367	CMC Markets Plc	24,193
19,996	Coats Group Plc	18,468
124,115	Cobham Plc	253,699
8,638	Codemasters Group Holdings Plc(a)	25,456
65,383	Computacenter Plc	1,159,462
48,594	Concentric AB	649,215
Shares		Value
UNITED KINGDOM (continued)
3,247	Consort Medical Plc	$30,704
21,175	ConvaTec Group Plc	54,076
8,952	Countryside Properties Plc	40,957
847	Cranswick Plc	34,056
12,430	Crest Nicholson Holdings plc	62,537
14,053	CVS Group Plc	176,120
61,282	D4t4 Solutions Plc	187,738
3,863	Daily Mail & General Trust Plc - Class A	43,885
204,484	Dart Group Plc	3,350,720
1,000	Derwent London Plc REIT	45,985
24,646	Devro Plc	51,080
56,242	DFS Furniture Plc	170,477
296,337	Dialog Semiconductor Plc(a)	13,289,588
1,741	Dignity Plc	12,505
3,373	Diploma Plc	69,864
252,624	Direct Line Insurance Group Plc	890,413
6,699	DiscoverIE Group Plc	39,396
28,091	Dixons Carphone Plc	47,759
13,351	Domino’s Pizza Group Plc	49,444
2,526,311	Drax Group Plc	9,712,679
94,693	DS Smith Plc	438,635
89,846	Dunelm Group Plc	918,839
7,611	easyJet Plc	122,054
86,022	EI Group Plc(a)	313,784
28,270	EKF Diagnostics Holdings Plc(a)	12,414
7,294	Eland Oil & Gas Plc	15,533
6,210	Electrocomponents Plc	54,716
41,307	Elementis Plc	79,565
111,761	EMIS Group Plc	1,557,725
202,590	EnQuest Plc(a)	46,712
9,857	Equiniti Group Plc	27,477
6,355	Ergomed Plc(a)	26,507
11,331	Essentra Plc	55,981
1,360	Euromoney Institutional Investor Plc	24,875
107,602	FDM Group Holdings Plc	1,007,736
2,814	Fevertree Drinks Plc	67,799
745,331	Firstgroup Plc(a)	1,246,418
3,059	Fuller Smith & Turner Plc - Class A	41,210
5,473	Future Plc	107,335
31,752	G4S Plc	85,057
5,154	Galliford Try Plc	48,937
8,131	Games Workshop Group Plc	470,804
10,000	GAN Plc(a)	15,803
15,652	Gem Diamonds Ltd.(a)	12,652
9,045	Genel Energy Plc	22,355
202,546	Genus Plc	7,592,950
114,393	Go-Ahead Group Plc (The)	3,028,787
320	Goodwin Plc	13,555
16,097	Grainger Trust Plc	53,546
73,483	Great Portland Estates Plc, REIT	749,689
403,009	Greggs Plc	9,271,415

61

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2019

Shares		Value
UNITED KINGDOM (continued)
509,289	Gulf Keystone Petroleum Ltd.	$1,352,404
4,128	H&T Group Plc	20,239
279,888	Halfords Group Plc	574,285
19,010	Hammerson Plc REIT	71,412
23,294	Hastings Group Holdings Plc	54,917
369,175	Hays Plc	751,271
84,186	Headlam Group Plc	525,624
3,903	Helical Plc	19,793
14,425	Henry Boot Plc	46,714
2,763	Hill & Smith Holdings Plc	46,886
1,774	Hilton Food Group Plc	23,347
34,354	Hollywood Bowl Group Plc	105,911
7,188	HomeServe Plc	107,915
8,086	Howden Joinery Group Plc	60,478
9,063	Hunting Plc	46,137
34,584	Huntsworth Plc	40,319
22,112	Ibstock Plc	69,258
31,204	IDOX Plc(a)	13,884
237,195	IG Group Holdings Plc	1,952,275
6,461	IMI Plc	83,944
307,630	Inchcape Plc	2,570,258
273,622	Indivior Plc(a)	138,585
57,563	Inmarsat Plc	410,254
436,470	IntegraFin Holdings Plc	2,086,263
330,183	International Personal Finance Plc	568,846
19,507	Intu Properties Plc REIT(a)	11,371
2,973	iomart Group Plc	14,191
60,335	ITE Group Plc	60,727
73,709	ITV Plc	127,703
172,421	J D Wetherspoon Plc	3,267,554
51,066	J Sainsbury Plc	134,612
9,469	James Fisher & Sons Plc	238,445
533,908	JD Sports Fashion Plc	5,314,252
15,332	John Laing Group Plc	72,490
3,257	John Menzies Plc	17,150
15,410	John Wood Group Plc	67,529
3,082	Johnson Matthey Plc	122,563
108,776	Johnson Service Group Plc	250,526
2,073	JPJ Group Plc(a)	21,670
62,467	JRP Group Plc(a)	49,157
2,755	Judges Scientific Plc	157,023
12,394	Jupiter Fund Management Plc	55,003
4,632	Just Eat Plc(a)	44,101
113,230	Kainos Group Plc	745,098
3,005	KAZ Minerals Plc	18,272
7,187	Keller Group Plc	48,504
57,908	Kingfisher Plc	155,423
4,256	Lancashire Holdings Ltd.	39,225
12,526	Land Securities Group Plc, REIT	152,521
12,938	Liontrust Asset Management Plc	136,421
22,000	LivaNova Plc(a)	1,556,060
19,397	LondonMetric Property Plc REIT	58,242
217,373	Lookers Plc	139,661
Shares		Value
UNITED KINGDOM (continued)
18,531	LSL Property Services Plc	$57,490
9,348	Macfarlane Group Plc	12,103
301,843	Man Group Plc - Jersey	561,076
13,386	Marks & Spencer Group Plc	31,471
136,397	Marshalls Plc	1,257,095
1,195,180	Marston’s Plc	1,908,907
362,034	Mcbride Plc(a),(b)	469
20,113	McBride Plc	18,459
26,522	McCarthy & Stone Plc	50,331
13,005	Mears Group Plc	42,957
39,152	Meggitt Plc	316,669
91,682	Merlin Entertainments Plc(a)	539,767
5,800	Metro Bank Plc(a)	15,236
20,143	Micro Focus International Plc	276,578
5,104	Mitchells & Butlers Plc(a)	28,165
46,363	Mitie Group Plc	95,129
7,403	MJ Gleeson Plc	76,716
340,078	Moneysupermarket.com Group Plc	1,511,428
19,952	Morgan Advanced Materials Plc	60,891
7,965	Morgan Sindall Group Plc	132,064
1,709	Mortgage Advice Bureau Holdings Ltd.	13,083
6,132	Motorpoint group Plc	19,540
13,475	N Brown Group Plc	21,854
7,073	NAHL Group plc	10,811
744,743	National Express Group Plc	4,306,445
30,454	NCC Group Plc	73,927
2,390	Next Fifteen Communications Group Plc	15,402
18,711	Non-Standard Finance Plc	8,689
5,548	Norcros Plc	16,960
50,403	Northgate Plc	224,923
8,620	Numis Corp. Plc	25,682
2,830,105	Ocado Group Plc(a)	48,720,962
3,866	On the Beach Group Plc	22,445
250,208	OneSavings Bank Plc	1,166,788
18,047	Oxford Instruments Plc	302,502
55,394	Oxford Metrics Plc	63,144
54,713	Pagegroup Plc	315,525
87,634	Paragon Banking Group Plc	571,558
5,827	Patisserie Holdings Plc(a),(b)	0
25,508	PayPoint Plc	302,003
21,209	Pearson Plc	187,422
4,424	Pennon Group Plc	51,473
8,421	Petrofac Ltd.	41,920
423,558	Pets at Home Group Plc	1,131,331
28,264	Pharos Energy Plc	21,381
214,720	Phoenix Group Holdings Plc	1,958,650
27,285	Polar Capital Holdings Plc	178,132
10,810	Polypipe Group plc	63,433
1,318	Porvair Plc	10,244
76,105	Premier Foods Plc(a)	31,842
51,449	Premier Oil Plc(a)	55,115
7,500	Provident Financial Plc	42,756
20,721	PZ Cussons Plc	54,085

62

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2019

Shares		Value
UNITED KINGDOM (continued)
13,856	QinetiQ Group Plc	$56,573
72,175	Quilter Plc	127,991
63,595	Rank Group Plc	200,590
173,858	Reach Plc	221,604
75,746	Redde Plc	109,892
601,494	Redrow Plc	4,690,467
3,544	Renew Holdings Plc	17,583
21,378	Renewi Plc	8,169
113,503	Renishaw Plc	5,569,364
51,232	Renold Plc(a)	15,264
6,327,066	Rentokil Initial Plc	37,249,854
6,636	Ricardo Plc	55,014
1,457,879	Rightmove Plc	11,304,374
12,337	RM Plc	46,344
28,123	Robert Walters Plc	193,075
10,584	Rotork Plc	41,322
460,400	Royal Mail Plc	1,261,942
178,794	RPS Group Plc	327,948
21,902	RSA Insurance Group Plc	148,152
70,960	Safestore Holdings Plc REIT	643,888
140,447	Saga Plc	85,361
18,482	Savills Plc	219,656
8,973	Scapa Group Plc	25,920
43,704	SDL Plc	300,044
10,897	Senior Plc	26,071
1,228,451	Serco Group Plc(a)	2,482,394
58,311	Severfield Plc	58,161
1,966	Severn Trent Plc	57,427
2,788	Shaftesbury Plc REIT	34,128
20,193	Shield Therapeutics Plc(a)	47,737
9,238	Shoe Zone Plc	15,317
18,626	SIG Plc	27,167
89,090	Smith & Nephew Plc	1,907,035
5,851	Smiths Group Plc	122,289
76,799	Softcat Plc	935,627
5,099	Sophos Group Plc	37,503
1,315	Spectris Plc	40,745
169,796	Speedy Hire Plc	118,331
2,204	Spirax-Sarco Engineering Plc	226,256
5,903	Spire Healthcare Group Plc	8,931
516,584	Spirent Communications Plc	1,330,288
10,572	Sports Direct International Plc(a)	42,316
405,708	SSP Group Plc	3,347,660
16,739	St. James’s Place Plc	225,719
158,468	St. Modwen Properties Plc	925,777
1,224,119	Stagecoach Group Plc	2,177,121
15,711	Standard Life Aberdeen Plc	61,766
76,700	SThree Plc	283,655
12,864	Stock Spirits Group Plc	34,160
5,222	Stolt-Nielsen Ltd.	64,394
10,432	Subsea 7 SA	97,557
2,724	Superdry Plc	14,432
21,164	Synthomer Plc	76,487
15,592	TalkTalk Telecom Group Plc	22,540
827,343	Tate & Lyle Plc	7,212,552
Shares		Value
UNITED KINGDOM (continued)
400,737	Taylor Wimpey Plc	$859,104
1,720	Telecom Plus Plc	26,781
698	TEN Entertainment Group Plc	2,319
6,206	Topps Tiles Plc	6,053
10,910	TORM Plc(a)	104,071
365,751	TP ICAP Plc	1,624,581
9,138	Travis Perkins Plc	169,623
16,317	Trifast Plc	34,135
19,598	TT Electronics plc	58,896
216,339	Tullow Oil Plc	577,005
4,704	Tyman Plc	12,948
6,494	U & I Group Plc	11,642
44,988	Ultra Electronics Holdings Plc	1,136,370
2,690	UNITE Group Plc (The)	39,208
5,216	United Utilities Group Plc	58,796
2,718	Urban & Civic Plc	11,619
241,382	Vectura Group Plc	275,779
60,862	Vertu Motors Plc	32,560
10,192	Vesuvius Plc	52,730
155,712	Victrex Plc	4,429,378
7,903	Vitec Group Plc (The)	128,477
4,910	Volution Group Plc	12,689
1,472	Vp Plc	16,284
8,673	Watkin Jones Plc	26,401
5,172	Weir Group Plc (The)	90,210
1,683	WH Smith Plc	47,700
2,472	Whitbread Plc	130,038
39,121	William Hill Plc	100,135
15,003	Wilmington Plc	42,950
8,308	Wincanton Plc	26,851
142,645	Wm Morrison Supermarkets Plc	367,427
15,974	YouGov Plc	111,530
244	Young & Co’s Brewery Plc - Class A	5,033
		264,413,241
UNITED STATES — 52.7%
87,200	1-800-FLOWERS.COM, Inc. - Class A(a)	1,243,472
8,700	1st Constitution Bancorp	165,213
44,200	1st Source Corp.	2,262,156
109,800	ACI Worldwide, Inc.(a)	3,446,622
15,700	ACNB Corp.	555,623
30,300	Addus HomeCare Corp.(a)	2,551,563
730,318	Aduro Biotech, Inc.(a)	832,563
339,197	Advance Auto Parts, Inc.	55,112,729
124,400	Advanced Disposal Services, Inc.(a)	4,077,832
15,300	Advanced Drainage Systems, Inc.	566,406
44,900	Aerojet Rocketdyne Holdings, Inc.(a)	1,941,027
131,745	AeroVironment, Inc.(a)	7,638,575
91,000	AG Mortgage Investment Trust, Inc. REIT	1,423,240
70,700	Agilysys, Inc.(a)	1,780,933

63

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2019

Shares		Value
UNITED STATES (continued)
16,789	Alacer Gold Corp.(a)	$83,110
5,408	Alexander’s, Inc. REIT	1,867,923
4,900	Alico, Inc.	160,965
62,000	ALLETE, Inc.	5,335,720
291,049	Alnylam Pharmaceuticals, Inc.(a)	25,245,590
585,000	Altra Industrial Motion Corp.	18,018,000
71,526	Ambarella, Inc.(a)	3,764,413
90,200	American Assets Trust, Inc., REIT	4,416,192
7,500	American National Bankshares, Inc.	271,499
104,100	American Software, Inc. - Class A	1,687,461
62,100	American States Water Co.	5,907,573
19,300	America’s Car-Mart, Inc.(a)	1,756,107
50,500	AMERISAFE, Inc.	3,208,265
105,700	Amphastar Pharmaceuticals Inc.(a)	2,041,596
111,100	AngioDynamics, Inc.(a)	1,699,830
23,800	ANI Pharmaceuticals, Inc.(a)	1,859,018
95,966	Annaly Capital Management, Inc. REIT	861,775
232,522	ANSYS, Inc.(a)	51,189,718
55,300	Anworth Mortgage Asset Corp., REIT	189,125
842,800	AO Smith Corp.	41,870,304
132,864	Apergy Corp.(a)	3,344,187
175,925	Apollo Commercial Real Estate Finance, Inc. REIT	3,219,428
26,400	Apollo Medical Holdings, Inc.(a)	395,207
4,200	Appfolio, Inc. - Class A(a)	408,365
170,413	Appian Corp.(a)	7,607,236
30,200	Applied Industrial Technologies, Inc.	1,807,168
348,412	AptarGroup, Inc.	41,164,878
30,600	Arch Coal, Inc. - Class A	2,414,034
93,500	Ares Commercial Real Estate Corp. REIT	1,449,250
19,200	Argonaut Gold, Inc.(a)	31,342
164,900	Armada Hoffler Properties, Inc. REIT	3,090,226
23,338	Arrow Financial Corp.	819,631
18,400	Artesian Resources Corp. - Class A	682,640
45,500	Asbury Automotive Group, Inc.(a)	4,692,415
13,500	Aspen Technology, Inc.(a)	1,553,985
14,500	ATN International Inc.	858,835
313,430	AtriCure, Inc.(a)	8,334,104
10,174	Atrion Corp.	8,581,057
610,000	Avanos Medical, Inc.(a)	26,864,400
538,118	Axalta Coating Systems Ltd.(a)	15,869,100
215,200	Axogen, Inc.(a)	2,676,012
109,192	Axon Enterprise, Inc.(a)	5,582,987
675,000	B&G Foods, Inc.	10,496,250
Shares		Value
UNITED STATES (continued)
50,400	Balchem Corp.	$5,100,984
33,000	BancFirst Corp.	1,910,370
27,000	Bank of Commerce Holdings	302,939
13,300	Bank of Marin Bancorp	583,471
51,800	BankFinancial Corp.	667,184
7,300	Banner Corp.	394,053
365,000	Barnes Group, Inc.	21,334,250
23,700	Barrett Business Services, Inc.	2,079,201
33,400	BCB Bancorp, Inc.	430,859
105,500	Benchmark Electronics, Inc.	3,576,450
169,971	Benefitfocus, Inc.(a)	3,864,291
30,100	BG Staffing, Inc.	575,813
210,100	BioDelivery Sciences International, Inc.(a)	1,214,378
5,665	Bizlink Holding, Inc.	38,616
69,700	Black Hills Corp.	5,494,451
257,200	Blackbaud, Inc.	21,591,940
471,795	Blackline, Inc.(a)	22,051,698
229,100	Bloomin’ Brands, Inc.	4,538,471
85,300	Bluerock Residential Growth REIT, Inc.	1,025,306
71,500	BMC Stock Holdings, Inc.(a)	1,929,785
30,900	Boston Beer Co., Inc. (The) - Class A(a)	11,570,814
95,000	Brinker International, Inc.	4,222,750
38,500	Brookline Bancorp, Inc.	604,450
7,500	BRT Apartments Corp. REIT	125,249
215,000	Bryn Mawr Bank Corp.	8,193,650
4,054	Burford Capital Ltd.	46,186
150,700	Burlington Stores, Inc.(a)	28,960,019
52,100	Byline Bancorp, Inc.(a)	903,414
5,440	C&F Financial Corp.	276,678
161,930	Cabot Microelectronics Corp.	24,470,862
4,000	CACI International, Inc. - Class A(a)	895,000
9,500	Calavo Growers, Inc.	823,935
8,700	Cambridge Bancorp	674,337
41,800	Camden National Corp.	1,852,158
225,000	Cantel Medical Corp.	16,400,250
20,200	Capital City Bank Group, Inc.	574,690
14,100	Capstar Financial Holdings, Inc.	238,431
91,100	Capstead Mortgage Corp. REIT	704,203
436,860	Cardiovascular Systems, Inc.(a)	19,449,007
60,300	Carriage Services, Inc.	1,553,328
50,500	Carter Bank & Trust(a)	992,325
44,200	Casella Waste Systems, Inc. - Class A(a)	1,926,678
46,320	Cass Information Systems, Inc.	2,654,599
360,000	Catalent, Inc.(a)	17,514,000
6,100	Cato Corp. (The) - Class A	106,689
145,900	CBIZ, Inc.(a)	3,993,283
319,200	CDW Corp.	40,828,872
10,400	Central Garden & Pet Co.(a)	312,207
84,400	Central Garden & Pet Co. - Class A(a)	2,386,832

64

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2019

Shares		Value
UNITED STATES (continued)
20,900	Central Valley Community Bancorp	$435,347
9,000	Century Bancorp, Inc. - Class A	783,090
85,034	CEVA, Inc.(a)	2,314,625
106,200	ChannelAdvisor Corp.(a)	999,342
55,100	Chase Corp.	6,454,965
114,300	Chatham Lodging Trust REIT	2,063,115
198,757	Cheesecake Factory, Inc. (The)	8,306,055
432,109	Chegg, Inc.(a)	13,248,462
6,200	Chemed Corp.	2,442,242
13,200	Chemung Financial Corp.	561,924
11,500	Cherry Hill Mortgage Investment Corp. REIT	155,479
44,700	Chesapeake Utilities Corp.	4,237,560
55,100	Chuy’s Holdings, Inc.(a)	1,342,787
2,100	Citizens & Northern Corp.	53,991
14,000	City Holding Co.	1,110,760
22,100	CNB Financial Corp.	691,067
8,400	Coastal Financial Corp.(a)	126,419
12,300	Coca-Cola Consolidated, Inc.	3,374,628
635,690	Codexis, Inc.(a)	8,594,529
76,800	Cogent Communications Holdings, Inc.	4,503,552
9,200	Collectors Universe, Inc.	263,671
53,300	Collegium Pharmaceutical, Inc.(a)	639,600
210,000	Community Bank System, Inc.	14,233,800
44,700	Community Trust Bancorp, Inc.	1,958,307
52,500	Computer Programs & Systems, Inc.	1,211,175
352,400	CONMED Corp.	38,771,048
13,700	Consolidated-Tomoka Land Co.	876,389
200,994	Cooper Cos., Inc. (The)	58,489,254
731,915	CoreLogic, Inc.(a)	29,635,238
88,300	Core-Mark Holding Co., Inc.	2,694,916
45,400	Corenergy Infrastructure Trust, Inc. REIT	2,186,918
83,600	Cornerstone OnDemand, Inc.(a)	4,896,452
27,100	CorVel Corp.(a)	2,144,152
4,717	Cott Corp.	60,596
186,300	Covanta Holding Corp.	2,690,172
12,900	CRA International, Inc.	635,325
59,073	Cracker Barrel Old Country Store, Inc.	9,185,852
37,500	Crawford & Co. - Class A	397,125
102,700	CryoLife, Inc.(a)	2,305,615
86,700	CSG Systems International, Inc.	4,997,388
107,675	CSW Industrials, Inc.	7,453,264
9,800	CTS Corp.	261,463
25,500	Culp, Inc.	394,485
525,000	CVB Financial Corp.	10,909,500
23,400	CVR Energy, Inc.	1,109,628
43,611	Darden Restaurants, Inc.	4,896,207
116,200	Darling Ingredients, Inc.(a)	2,242,660
25,900	Dave & Buster’s Entertainment, Inc.	1,030,302
Shares		Value
UNITED STATES (continued)
113,400	Del Taco Restaurants, Inc.(a)	$865,809
201,863	Denny’s Corp.(a)	4,061,484
104,499	DexCom, Inc.(a)	16,117,926
163,678	Digimarc Corp.(a)	5,826,937
29,200	Donegal Group, Inc. - Class A	429,823
478,520	Dover Corp.	49,713,443
38,500	Ducommun, Inc.(a)	1,908,830
84,466	Dynex Capital, Inc., REIT	1,364,971
6,000	Eastern Co. (The)	165,539
26,900	EastGroup Properties, Inc. REIT	3,603,255
79,000	El Pollo Loco Holdings, Inc.(a)	917,980
750,000	elf Beauty, Inc.(a)	12,600,000
26,100	EMCOR Group, Inc.	2,289,231
81,900	Employers Holdings, Inc.	3,467,646
27,100	Encompass Health Corp.	1,734,942
55,200	Ennis, Inc.	1,081,368
80,500	Ensign Group, Inc. (The)	3,401,125
3,800	Enterprise Bancorp, Inc.	113,277
28,200	Enterprise Financial Services Corp.	1,235,160
235,000	Envestnet, Inc.(a)	14,685,150
7,200	EPAM Systems, Inc.(a)	1,266,912
8,785	Epsilon Energy Ltd.(a)	29,342
263,908	Equifax, Inc.	36,078,863
103,680	Equity Commonwealth REIT	3,336,422
9,800	ESSA Bancorp, Inc.	160,229
107,700	Essent Group Ltd.	5,610,093
3,900	Evans Bancorp, Inc.	148,161
68,100	Evo Payments, Inc. - Class A(a)	1,936,083
201,240	Evolent Health, Inc. - Class A(a)	1,533,449
362,645	Evoqua Water Technologies Corp.(a)	6,299,144
123,257	Exact Sciences Corp.(a)	10,723,359
69,300	Exantas Capital Corp. REIT	814,968
8,500	ExlService Holdings, Inc.(a)	591,855
50,300	Exponent, Inc.	3,195,559
9,400	Fair Isaac Corp.(a)	2,857,976
41,900	Farmers National Banc Corp.	625,148
89,147	FARO Technologies, Inc.(a)	4,250,529
6,000	Federal Agricultural Mortgage Corp. - Class C	508,139
71,500	Fiesta Restaurant Group, Inc.(a)	614,543
47,700	Financial Institutions, Inc.	1,499,211
80,700	First Bancorp. - Southern Pines NC	3,046,425
31,700	First Bancshares, Inc. (The)	1,044,832
97,100	First Busey Corp.	2,560,527
20,400	First Business Financial Services, Inc.	496,127
5,900	First Capital, Inc.	346,329
4,400	First Citizens BancShares, Inc. - Class A	2,164,448
28,200	First Community Bancshares, Inc.	897,606
59,100	First Defiance Financial Corp.	1,827,372

65

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2019

Shares		Value
UNITED STATES (continued)
24,400	First Financial Corp.	$1,070,428
20,900	First Interstate BancSystem, Inc. - Class A	876,964
11,600	First Mid Bancshares, Inc.	404,839
95,700	First Solar, Inc.(a)	4,956,303
15,700	Flagstar Bancorp, Inc.	570,538
19,500	Forrester Research, Inc.	672,360
10,000	Franklin Covey Co.(a)	381,999
1,700	Franklin Financial Services Corp.	60,843
74,800	Fresh Del Monte Produce, Inc.	2,386,120
280,000	Freshpet, Inc.(a)	14,632,800
10,700	FS Bancorp, Inc.	612,575
52,300	FTI Consulting, Inc.(a)	5,693,901
10,000	GCS Holdings, Inc.	22,963
250,000	German American Bancorp, Inc.	8,262,500
94,800	Getty Realty Corp. REIT	3,179,592
103,300	Gladstone Commercial Corp. REIT	2,433,748
77,500	Global Net Lease, Inc. REIT	1,509,700
84,500	Globus Medical, Inc. - Class A(a)	4,425,265
20,700	Great Ajax Corp. REIT	323,955
198,100	Great Lakes Dredge & Dock Corp.(a)	2,129,575
33,800	Great Southern Bancorp, Inc.	2,042,196
7,000	Group 1 Automotive, Inc.	696,080
209,412	GrubHub, Inc.(a)	7,132,573
21,900	Guaranty Bancshares, Inc.	693,354
164,951	H&R Block, Inc.	4,122,125
92,200	Hackett Group, Inc. (The)	1,559,102
43,100	Haemonetics Corp.(a)	5,203,463
51,700	Hallmark Financial Services, Inc.(a)	921,294
17,000	Hancock Whitney Corp.	663,000
64,400	Haverty Furniture Cos., Inc.	1,168,216
34,500	Hawkins, Inc.	1,474,875
2,900	Hawthorn Bancshares, Inc.	69,599
335,000	HB Fuller Co.	16,348,000
16,400	HCI Group, Inc.	689,620
79,500	HealthStream, Inc.(a)	2,230,770
60,100	Heidrick & Struggles International, Inc.	1,710,446
80,800	Helen of Troy Ltd.(a)	12,100,608
34,700	Hemisphere Media Group, Inc.(a)	447,977
93,900	Heritage Insurance Holdings, Inc.	1,250,748
20,500	Heritage-Crystal Clean, Inc.(a)	544,070
6,800	Heska Corp.(a)	550,936
20,200	Home Bancorp, Inc.	770,832
47,400	HomeStreet, Inc.(a)	1,422,474
32,900	HomeTrust Bancshares, Inc.	878,430
2,210,100	Hostess Brands, Inc.(a)	28,245,078
5,900	Hurco Cos., Inc.	205,261
Shares		Value
UNITED STATES (continued)
61,800	Huron Consulting Group, Inc.(a)	$4,087,452
4,500	I3 Verticals, Inc. - Class A(a)	92,025
1,277,555	IAA, Inc.(a)	48,738,723
16,900	IBERIABANK Corp.	1,240,291
44,500	ICF International, Inc.	3,813,205
36,400	IDACORP, Inc.	3,917,368
217,530	IDEX Corp.	33,832,441
21,200	IES Holdings, Inc.(a)	411,279
250,000	Independent Bank Corp.	20,520,000
78,700	Independent Bank Corp.	1,771,537
17,000	Ingles Markets, Inc. - Class A	670,310
330,109	Ingredion, Inc.	26,078,611
150,000	Innospec, Inc.	13,704,000
165,800	Inovalon Holdings, Inc. - Class A(a)	2,591,454
74,000	Insight Enterprises, Inc.(a)	4,542,120
115,000	Inspire Medical Systems, Inc.(a)	7,012,700
52,200	Integer Holdings Corp.(a)	4,042,368
560,005	Integra LifeScience Holdings Corp.(a)	32,513,890
6,100	Inter Parfums, Inc.	472,323
47,700	International Money Express, Inc.(a)	730,764
132,900	Invesco Mortgage Capital, Inc. REIT	2,091,846
37,900	Investors Real Estate Trust REIT	2,867,893
1,600	Investors Title Co.	242,719
58,509	IPG Photonics Corp.(a)	7,856,589
116,929	iRobot Corp.(a)	5,619,608
56,500	J & J Snack Foods Corp.	10,777,940
24,400	J Alexander’s Holdings, Inc.(a)	235,459
88,011	j2 Global, Inc.	8,357,525
119,241	Jack in the Box, Inc.	10,018,629
28,900	John B. Sanfilippo & Son, Inc.	3,066,868
275,000	John Bean Technologies Corp.	28,261,750
475,000	John Wiley & Sons, Inc. - Class A	21,883,250
47,827	Juniper Networks, Inc.	1,187,066
150,573	K12, Inc.(a)	2,979,840
3,700	Kaman Corp.	217,079
1,068,655	KAR Auction Services, Inc.	26,566,763
103,900	Kelly Services, Inc. - Class A	2,494,639
70,900	Kforce, Inc.	2,900,519
1,953	Kingsway Financial Services, Inc.(a)	4,375
47,300	Kinsale Capital Group, Inc.	5,000,556
190,000	Kite Realty Group Trust REIT	3,385,800
318,046	KKR Real Estate Finance Trust, Inc. REIT	6,376,822
138,935	L3Harris Technologies, Inc.	28,663,680
199,055	Laboratory Corp of America Holdings(a)	32,798,292
41,875	Ladder Capital Corp. REIT	723,181
20,400	Lakeland Bancorp, Inc.	337,619
186,400	Lancaster Colony Corp.	25,943,152
90,300	Landec Corp.(a)	889,455

66

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2019

Shares		Value
UNITED STATES (continued)
163,400	Laureate Education, Inc. - Class A(a)	$2,525,347
31,100	LCNB Corp.	562,288
35,600	LeMaitre Vascular, Inc.	1,231,760
110,579	LendingTree, Inc.(a)	39,791,853
17,000	LHC Group, Inc.(a)	1,886,490
58,000	Lifevantage Corp.(a)	786,480
26,500	Lithia Motors, Inc. - Class A	4,173,220
145,000	LogMein, Inc.	9,523,600
50,400	LTC Properties, Inc. REIT	2,613,240
74,400	Luminex Corp.	1,524,828
150,000	Lydall, Inc.(a)	2,935,500
73,500	M/I Homes, Inc.(a)	3,247,230
68,600	ManTech International Corp. - Class A	5,431,748
60,500	Marcus Corp. (The)	2,184,050
92,726	MarketAxess Holdings, Inc.	34,177,876
17,200	Marlin Business Services Corp.	408,327
91,900	Masimo Corp.(a)	13,398,101
5,200	MasTec, Inc.(a)	327,287
51,400	Materion Corp.	2,921,576
69,400	MAXIMUS, Inc.	5,325,756
58,967	McGrath RentCorp.	4,499,772
21,100	Mercantile Bank Corp.	742,931
16,800	Merchants Bancorp/IN	274,343
119,000	Meridian Bancorp, Inc.	2,327,640
138,300	Meridian Bioscience, Inc.	1,353,957
10,100	Mesa Laboratories, Inc.	2,300,275
618,960	MFA Financial, Inc. REIT	4,697,906
210,000	MGP Ingredients, Inc.	9,006,900
25,000	MicroStrategy, Inc. - Class A(a)	3,831,250
17,300	Middlesex Water Co.	1,163,425
35,700	MidWestOne Financial Group, Inc.	1,163,642
36,900	Miller Industries, Inc.	1,326,555
22,700	Misonix, Inc.(a)	393,845
99,900	Model N, Inc.(a)	2,976,021
29,100	Monmouth Real Estate Investment Corp. REIT	438,827
296,100	MSA Safety, Inc.	35,552,727
30,000	MTS Systems Corp.	1,694,400
54,700	Murphy USA, Inc.(a)	6,450,771
7,900	MutualFirst Financial, Inc.	315,131
49,600	MYR Group, Inc.(a)	1,706,736
9,300	NACCO Industries, Inc. - Class A	469,649
544,310	Nasdaq, Inc.	54,305,809
11,400	Nathan’s Famous Inc.	867,540
241,900	National CineMedia, Inc.	2,030,751
169,600	National General Holdings Corp.	3,615,872
49,629	National Health Investors, Inc. REIT	4,257,672
64,828	National HealthCare Corp.	5,327,565
81,781	National Instruments Corp.	3,384,916
18,300	National Presto Industries, Inc.	1,575,447
Shares		Value
UNITED STATES (continued)
14,100	National Research Corp.	$809,763
129,100	National Storage Affiliates Trust	4,411,347
350,000	National Vision Holdings, Inc.(a)	8,330,000
3,900	National Western Life Group, Inc. - Class A	1,063,140
91,500	Natus Medical, Inc.(a)	3,081,720
55,722	Nelnet, Inc. - Class A	3,414,087
54,166	Neogen Corp.(a)	3,524,040
87,200	New Jersey Resources Corp.	3,801,920
300,000	New Relic, Inc.(a)	19,218,000
45,000	NexPoint Residential Trust, Inc., REIT	2,194,650
57,000	Nexteer Automotive Group Ltd.	53,247
39,000	NextGen Healthcare, Inc.(a)	659,295
5,900	NI Holdings, Inc.(a)	103,249
185,500	NIC, Inc.	4,362,960
26,500	Nicolet Bankshares, Inc.(a)	1,827,970
174,957	NiSource, Inc.	4,905,794
1,000	Northeast Bank	21,409
20,300	Northrim Bancorp, Inc.	790,685
217,100	Northwest Bancshares, Inc.	3,662,477
47,300	Northwest Natural Holding Co.	3,280,728
71,000	NorthWestern Corp.	5,148,920
4,950	Norwood Financial Corp.	154,439
34,915	Novanta Inc.(a)	3,109,181
220,000	NuVasive, Inc.(a)	15,518,800
10,600	NVE Corp.	659,850
125,100	OceanFirst Financial Corp.	2,993,643
4,500	Oil-Dri Corp of America	157,545
40,000	Okta, Inc.(a)	4,362,800
20,300	Old Second Bancorp, Inc.	245,021
22,100	Omnicell, Inc.(a)	1,555,619
59,700	ONE Gas, Inc.	5,542,548
56,900	One Liberty Properties, Inc. REIT	1,616,529
49,700	Ormat Technologies, Inc.	3,805,032
8,600	Orrstown Financial Services, Inc.	186,533
51,000	Orthofix Medical, Inc.(a)	2,143,530
23,600	OSI Systems, Inc.(a)	2,342,064
66,400	Otter Tail Corp.	3,763,552
178,369	Pacira BioSciences, Inc.(a)	7,222,161
63,330	Palomar Holdings, Inc.(a)	2,859,350
103,400	Par Pacific Holdings, Inc.(a)	2,342,010
11,040	Parke Bancorp, Inc.	265,402
42,200	PC Connection, Inc.	2,061,048
20,400	PCB Bancorp	341,291
55,400	PCSB Financial Corp.	1,122,404
19,550	Pennant Group, Inc. (The)(a)	351,705
28,593	PennyMac Financial Services, Inc.(a)	890,100
89,765	Penumbra, Inc.(a)	14,000,647
57,700	Peoples Bancorp, Inc.	1,887,367
8,300	Peoples Financial Services Corp.	408,193

67

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2019

Shares		Value
UNITED STATES (continued)
21,700	People’s Utah Bancorp	$631,470
94,900	Perficient, Inc.(a)	3,720,080
118,700	Performance Food Group Co.(a)	5,057,807
20,400	Perspecta, Inc.	541,416
24,800	Phibro Animal Health Corp. - Class A	594,208
133,700	Photronics, Inc.(a)	1,577,660
93,300	Piedmont Office Realty Trust, Inc. REIT - Class A	2,093,652
38,700	PJT Partners, Inc. - Class A	1,607,211
99,100	PNM Resources, Inc.	5,168,065
101,200	Portland General Electric Co.	5,756,256
10,100	Powell Industries, Inc.	395,515
28,950	Premier Financial Bancorp Inc.	513,863
508,600	Prestige Consumer Healthcare, Inc.(a)	18,034,956
107,200	Progress Software Corp.	4,275,136
8,100	ProSight Global, Inc.(a)	128,465
225,000	Prosperity Bancshares, Inc.	15,529,500
40,500	Protective Insurance Corp. - Class B	644,355
35,500	Providence Service Corp. (The)(a)	2,267,385
84,600	Provident Financial Services, Inc.	2,110,770
29,600	PS Business Parks, Inc. REIT	5,344,280
1,600,000	Pure Storage, Inc. - Class A(a)	31,136,000
2,711,221	PureTech Health Plc(a)	8,709,735
325,000	Q2 Holdings, Inc.(a)	23,234,250
40,000	QAD, Inc. - Class A	1,859,200
23,200	QCR Holdings, Inc.	941,456
130,000	Qualys, Inc.(a)	11,092,900
86,700	Quanex Building Products Corp.	1,672,443
47,433	Quest Diagnostics, Inc.	4,802,591
9,000	Quidel Corp.(a)	512,100
64,700	R1 RCM, Inc.(a)	687,761
165,700	Radian Group, Inc.	4,159,070
9,200	RadNet, Inc.(a)	143,703
149,000	Rambus, Inc.(a)	2,062,905
10,600	RCI Hospitality Holdings, Inc.	198,749
4,200	Ready Capital Corp. REIT	66,485
76,300	Recro Pharma, Inc.(a)	1,203,251
4,300	Red Robin Gourmet Burgers, Inc.(a)	131,149
23,600	Regional Management Corp.(a)	682,748
13,158	Reliance Worldwide Corp. Ltd.	38,187
128,100	Rent-A-Center, Inc.	3,313,947
24,000	Republic Bancorp, Inc. - Class A	1,067,280
106,300	Resources Connection, Inc.	1,557,295
49,000	Retail Value, Inc. REIT	1,793,890
85,900	Rimini Street, Inc.(a)	335,869
51,000	Riverview Bancorp, Inc.	366,689
18,400	RLI Corp.	1,790,688
29,800	RMR Group Inc. (The) - Class A	1,442,320
Shares		Value
UNITED STATES (continued)
29,100	Rocky Brands, Inc.	$809,271
204,500	RPT Realty REIT	2,965,250
95,047	Rubius Therapeutics, Inc.(a)	840,215
64,300	Rush Enterprises, Inc. - Class A	2,809,267
94,000	Ruth’s Hospitality Group Inc.	1,934,520
17,700	Ryman Hospitality Properties, Inc. REIT	1,489,809
37,600	Safety Insurance Group, Inc.	3,654,720
720,000	SailPoint Technologies Holding, Inc.(a)	13,939,200
1,000,000	Sally Beauty Holdings, Inc.(a)	15,500,000
16,814,350	Samsonite International SA	34,633,147
16,400	Sanderson Farms, Inc.	2,538,884
79,200	Sandy Spring Bancorp, Inc.	2,732,400
40,500	Saul Centers, Inc. REIT	2,168,370
37,900	Schnitzer Steel Industries, Inc. - Class A	808,786
37,000	SeaSpine Holdings Corp.(a)	512,080
54,321	Seattle Genetics, Inc.(a)	5,834,075
69,900	Selective Insurance Group, Inc.	4,831,488
23,300	Seneca Foods Corp. Class A(a)	824,354
425,500	Sensient Technologies Corp.	26,619,280
107,100	Shenandoah Telecommunications Co.	3,444,336
18,500	Shore Bancshares, Inc.	288,785
39,200	Sierra Bancorp	1,067,808
824,100	Simply Good Foods Co. (The)(a)	20,223,414
11,946	Sims Metal Management Ltd.	76,997
42,700	Simulations Plus, Inc.	1,512,007
566,770	Six Flags Entertainment Corp.	23,912,026
4,700	SJW Corp.	340,045
17,900	Southern First Bancshares, Inc.(a)	721,549
21,800	Southern Missouri Bancorp, Inc.	793,738
10,800	Southern National Bancorp of Virginia, Inc.	171,071
95,882	Southwest Gas Holdings Inc.	8,370,499
69,500	SP Plus Corp.(a)	3,069,815
125,163	Spire, Inc.	10,521,202
39,500	Spirit of Texas Bancshares, Inc.(a)	825,550
76,067	Splunk, Inc.(a)	9,124,997
68,200	Spok Holdings, Inc.	811,580
79,000	SPS Commerce, Inc.(a)	4,168,830
284,742	STAAR Surgical Co.(a)	9,333,843
165,000	Standex International Corp.	12,503,700
212,286	Starwood Property Trust, Inc., REIT	5,222,236
23,600	Stepan Co.	2,306,192
312,080	STERIS Plc	44,181,166
25,100	Sterling Bancorp, Inc.	243,219
31,700	Sterling Construction Co., Inc.(a)	514,967
28,400	Stewart Information Services Corp.	1,162,128

68

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2019

Shares		Value
UNITED STATES (continued)
219,200	Stock Yards Bancorp, Inc.	$8,754,848
207,635	Stratasys Ltd.(a)	4,293,892
15,800	Superior Group of Cos., Inc.	228,625
114,300	Sykes Enterprises, Inc.(a)	3,531,299
411,855	Synopsys, Inc.(a)	55,909,316
46,600	Systemax, Inc.	1,008,424
105,000	Talend SA - ADR(a)	3,733,800
117,000	Taylor Morrison Home Corp.(a)	2,930,850
14,000	Tech Data Corp.(a)	1,701,000
261,700	TEGNA, Inc.	3,933,351
446,556	Teladoc Health, Inc.(a)	34,206,190
156,233	Teleflex, Inc.	54,276,907
595,000	Tenable Holdings, Inc.(a)	14,994,000
219,200	TerraForm Power, Inc. - Class A	3,722,016
19,200	Territorial Bancorp Inc.	567,552
42,235	Tesla, Inc.(a)	13,300,646
69,400	Tetra Tech, Inc.	6,070,418
92,600	Texas Roadhouse, Inc.	5,231,900
13,100	Timberland Bancorp, Inc.	347,149
32,600	Tiptree, Inc.	239,609
138,899	Tootsie Roll Industries, Inc.	4,761,458
139,200	TPG RE Finance Trust, Inc. REIT	2,816,016
68,900	Tredegar Corp.	1,369,732
365,000	TreeHouse Foods, Inc.(a)	19,717,300
75,600	TriCo Bancshares	2,844,828
261,900	TriMas Corp.(a)	8,464,608
47,700	TrueBlue, Inc.(a)	1,092,330
189,805	Trupanion, Inc.(a)	4,498,379
39,300	TrustCo Bank Corp.	339,551
46,700	TTEC Holdings, Inc.	2,212,179
26,500	UFP Technologies, Inc.(a)	1,102,665
355,000	UMB Financial Corp.	23,167,300
23,300	UniFirst Corp.	4,679,572
146,200	United Community Financial Corp.	1,665,218
59,300	United Fire Group, Inc.	2,699,336
51,400	Unitil Corp.	3,200,678
64,600	Universal Corp.	3,540,080
31,800	Universal Health Realty Income Trust REIT	3,791,514
68,600	Universal Insurance Holdings, Inc.	1,859,746
87,200	Univest Financial Corp.	2,245,400
246,500	Upwork, Inc.(a)	3,707,360
101,200	Urstadt Biddle Properties, Inc. - Class A REIT	2,462,196
55,700	US Ecology, Inc.(a)	3,466,211
30,500	US Physical Therapy, Inc.	4,314,835
9,400	USANA Health Sciences, Inc.(a)	696,634
12,600	Utah Medical Products Inc.	1,291,122
44,600	Varex Imaging Corp.(a)	1,338,446
134,726	Veeco Instruments, Inc.(a)	1,837,663
44,100	Verint Systems, Inc.(a)	2,001,699
269,795	Verisk Analytics, Inc.	39,039,337
55,500	Viad Corp.	3,386,610
Shares		Value
UNITED STATES (continued)
35,100	Village Super Market, Inc. - Class A	$930,150
23,200	Vishay Precision Group, Inc.(a)	789,960
177,400	Washington Trust Bancorp, Inc.	9,063,366
13,771	Waste Connections, Inc.	1,272,022
83,700	Waterstone Financial Inc.	1,559,331
149,106	Wayfair, Inc. - Class A(a)	12,260,986
25,000	WD-40 Co.	4,685,000
22,700	Weis Markets, Inc.	873,723
1,615,000	Welbilt, Inc.(a)	30,620,400
1,100	West Bancorp, Inc.	25,827
218,640	West Pharmaceutical Services, Inc.	31,449,178
29,900	Westwood Holdings Group, Inc.	903,877
2,100	Weyco Group, Inc.	51,807
8,100	Winmark Corp.	1,458,000
555,000	Wolverine World Wide, Inc.	16,472,400
2,900	World Fuel Services Corp.	121,133
1,006,690	Wyndham Hotels & Resorts, Inc.	54,331,059
143,000	Xperi Corp.	2,903,615
1,827,044	Yext, Inc.(a)	30,073,144
28,800	York Water Co. (The)	1,268,352
92,962	Zillow Group, Inc. - Class A(a)	3,011,039
366,676	Zillow Group, Inc. - Class C(a)	11,942,637
198,914	Zuora, Inc. - Class A(a)	2,834,525
		3,306,079,589
VIETNAM — 0.0%
430,683	PetroVietnam Drilling & Well Services JSC(a)	304,409
1,088,845	Saigon - Hanoi Commercial Joint Stock Bank(a)	309,718
291,550	Vietnam National Petroleum Group	745,116
		1,359,243
Total Common Stocks (Cost $4,844,227,433)		5,712,257,980

INVESTMENT COMPANY — 0.8%
48,423,912	SDIT Government II Fund 1.68%(c)	48,423,912
Total Investment Company (Cost $48,423,911)		48,423,912

EXCHANGE-TRADED FUNDS — 4.3%
598,400	iShares Russell 2000 Index Fund	93,021,280

69

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2019

Shares		Value
3,102,000	VanEck Vectors Gold Miners ETF	$87,321,300
2,398,000	VanEck Vectors Junior Gold Miners ETF	94,025,580
Total Exchange-Traded Funds (Cost $246,553,260)		274,368,160

RIGHTS/WARRANTS — 0.0%
AUSTRALIA — 0.0%
1,710	Centrebet Litigation Rights, 12/01/49(a),(b)	0
1,710	Centrebet Litigation Units(a),(b)	0
		0
AUSTRIA — 0.0%
9,812	Intercell Contigent Value Rights AG, Expire 05/22/29(a),(b)	0
HONG KONG — 0.0%
600	Legend Holdings Corp. Rights, Expire 12/31/19(a),(b)	0
INDONESIA — 0.0%
796,300	Medco Energi Internasional Tbk PT Warrants, Expire 12/11/20	7,602
ITALY — 0.0%
63,364	Mediaset SPA Rights, 11/06/2019(a)	6,290
SINGAPORE — 0.0%
169,647	Ezion Holdings Ltd. Warrants, Expire 04/16/23(a)	0
62,430	Mapletree Comml Rights, Expire 11/07/19(a)	4,130
		4,130
SPAIN — 0.0%
4,051	Vidrala SA Rights, 11/11/2019(a)	17,327
TAIWAN — 0.0%
1,983	Sigurd Microelectronics Corp. Rights, 11/12/2019(a)	694
THAILAND — 0.0%
1,036,874	TMB Bank Public Co. Ltd. Rights, 11/25/2019(a)	1,374
64,900	Property Perfect Public Co. Ltd. Rights, 12/31/2019(a)	0
		1,374
UNITED KINGDOM — 0.0%
128,742	GVC Holdings Plc - CVR Shares, Rights, Expire 12/31/30(a),(b)	0
Shares		Value
UNITED STATES — 0.0%
9,600	Ligand Pharmaceuticals Contingent Value Rights(a),(b)	$0
Total Rights/Warrants (Cost $1,824)		37,417

Principal Amount
U.S. GOVERNMENT AGENCIES — 2.4%
Federal Home Loan Bank — 2.4%
$21,000,000	0.37%, 11/01/2007(a),(d)	21,000,000
25,000,000	1.69%, 12/10/2015(a),(d)	24,954,771
75,000,000	1.71%, 12/12/2019(a),(d)	74,857,355
29,000,000	1.81%, 11/19/2019(a),(d)	28,975,640
Total U.S. Government Agencies (Cost $149,781,542)		149,787,766

Shares
CASH SWEEP — 0.9%
58,098,722	Citibank - US Dollars on Deposit in Custody Account, 0.12%0.37%(a),(c)	58,098,722
Total Cash Sweep (Cost $58,098,722)		58,098,722
TOTAL INVESTMENTS — 99.4% (Cost $5,347,086,692)		6,242,973,957
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%		35,467,096
NET ASSETS — 100.0%		$6,278,441,053

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The Aggregate value of the fair valued securities is $329,072 which is 0.01% of net assets and the cost is $6,028,242.
(c)	The rate shown represents the current yield as of October 31, 2019.
(d)	The rate represents the annualized yield at time of purchase.

The following abbreviations are used in the report:

ADR — American Depositary Receipt
CPO — Certificate of Participation-Common
CVR — Contingent Value Rights
FOR — Foreign Ownership Restrictions
REIT — Real Estate Investment Trust
SDR — Swedish Depositary Receipt
VVPR — Voter Verified Paper Record

70

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2019

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
Industrials	17.2%
Information Technology	15.2
Health Care	14.7
Consumer Discretionary	13.7
Banks	7.4
Materials	5.7
Consumer Staples	4.6
Diversified Financials	3.9
Real Estate	3.5
Utilities	2.5
Insurance	2.5
Energy	1.3
Telecommunication Services	1.9
Other*	5.9
Total	100.0%

*	Includes cash and equivalents, exchange traded funds, rights/warrants, U.S. government agencies, investment companies, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

71

Old Westbury Funds, Inc.

To the Shareholders and the Board of Directors of

Old Westbury Small & Mid Cap Strategies Fund, a fund comprised within Old Westbury Funds, Inc.

Opinion on the Financial Statements and Portfolio of Investments

We have audited the accompanying statements of assets and liabilities of Old Westbury Small & Mid Cap Strategies Fund (the “Fund”) (one of the funds comprising Old Westbury Funds, Inc. (the “Corporation”)), including the condensed portfolio of investments, as of October 31, 2019, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”) (the financial statements are included in Item 1 of this Form N-CSR), and the portfolio of investments as of October 31, 2019 (included in Item 6 of this Form N-CSR). In our opinion, the financial statements and portfolio of investments present fairly, in all material respects, the financial position of the Fund at October 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and portfolio of investments are the responsibility of the Corporation’s management. Our responsibility is to express an opinion on the Fund’s financial statements and portfolio of investments based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Corporation in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and portfolio of investments are free of material misstatement, whether due to error or fraud. The Corporation is not required to have, nor were we engaged to perform, an audit of the Corporation’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Corporation’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and portfolio of investments. Our procedures included confirmation of securities owned as of October 31, 2019, by correspondence with the custodians and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and portfolio of investments. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Corporation’s auditor since 2006.

New York, New York

December 27, 2019

72

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Old Westbury Funds, Inc.

By (Signature and Title)*	/s/ David W. Rossmiller
David W. Rossmiller, President and Chief Executive Officer
(Principal Executive Officer)

Date	1/8/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David W. Rossmiller
David W. Rossmiller, President and Chief Executive Officer
(Principal Executive Officer)

Date	1/8/2020

By (Signature and Title)*	/s/ Matthew A. Rizzi
Matthew A. Rizzi, Treasurer
(Principal Financial Officer)

Date	1/8/2020

* Print the name and title of each signing officer under his or her signature.